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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08941

The Vantagepoint Funds

(Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240

(Address of principal executive offices) (Zip code)

Angela Montez, Secretary of the Registrant

777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240

(Name and address of agent for service)

Registrant’s telephone number, including area code: 202-962-4600

Date of fiscal year end: 12/31/15

Date of reporting period: 01/01/15 - 12/31/15

Item 1	(Report to Shareholders): The annual report is set forth below.

ANNUAL REPORT

December 31, 2015

VANTAGEPOINT FUNDS

Shareholder Expenses

As a shareholder of a Vantagepoint Fund, you incur ongoing expenses, such as advisory fees and other fund expenses. The following example is intended to help you understand your ongoing expenses (in dollars and cents) of investing in a fund and to compare these expenses with the ongoing expenses of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015.

Actual Expenses

The first section in the example below provides information about the actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section in the example below provides information about the hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

ACTUAL					HYPOTHETICAL
Beginning Account Value 7/01/15	Ending Account Value 12/31/15	2015 Annualized Expense Ratio(a)	Expenses Paid During Period*	Vantagepoint Funds	Beginning Account Value 7/01/15	Ending Account Value 12/31/15	2015 Annualized Expense Ratio(a)	Expenses Paid During Period*
$1,000.00	$995.00	0.62%	$3.12	Low Duration Bond Investor Shares	$1,000.00	$1,022.08	0.62%	$3.16
$1,000.00	$996.30	0.37%	$1.86	Low Duration Bond T Shares	$1,000.00	$1,023.34	0.37%	$1.89
$1,000.00	$979.20	0.66%	$3.29	Inflation Focused Investor Shares	$1,000.00	$1,021.88	0.66%	$3.36
$1,000.00	$980.20	0.41%	$2.05	Inflation Focused T Shares	$1,000.00	$1,023.14	0.41%	$2.09
$1,000.00	$927.10	0.69%	$3.35	High Yield T Shares	$1,000.00	$1,021.73	0.69%	$3.52
$1,000.00	$934.50	0.75%	$3.66	Equity Income Investor Shares	$1,000.00	$1,021.42	0.75%	$3.82
$1,000.00	$936.20	0.50%	$2.44	Equity Income T Shares	$1,000.00	$1,022.68	0.50%	$2.55
$1,000.00	$974.30	0.77%	$3.83	Growth & Income Investor Shares	$1,000.00	$1,021.32	0.77%	$3.92
$1,000.00	$976.20	0.52%	$2.59	Growth & Income T Shares	$1,000.00	$1,022.58	0.52%	$2.65
$1,000.00	$1,007.10	0.77%	$3.90	Growth Investor Shares	$1,000.00	$1,021.32	0.77%	$3.92
$1,000.00	$1,008.70	0.52%	$2.63	Growth T Shares	$1,000.00	$1,022.58	0.52%	$2.65
$1,000.00	$925.70	0.90%	$4.37	Select Value Investor Shares	$1,000.00	$1,020.67	0.90%	$4.58
$1,000.00	$926.80	0.65%	$3.16	Select Value T Shares	$1,000.00	$1,021.93	0.65%	$3.31
$1,000.00	$927.30	0.83%	$4.03	Aggressive Opportunities Investor Shares	$1,000.00	$1,021.02	0.83%	$4.23
$1,000.00	$928.10	0.58%	$2.82	Aggressive Opportunities T Shares	$1,000.00	$1,022.28	0.58%	$2.96
$1,000.00	$883.00	0.91%	$4.32	Discovery Investor Shares	$1,000.00	$1,020.62	0.91%	$4.63
$1,000.00	$884.40	0.66%	$3.13	Discovery T Shares	$1,000.00	$1,021.88	0.66%	$3.36
$1,000.00	$935.20	0.96%	$4.68	International Investor Shares	$1,000.00	$1,020.37	0.96%	$4.89
$1,000.00	$935.00	0.71%	$3.46	International T Shares	$1,000.00	$1,021.63	0.71%	$3.62
$1,000.00	$951.00	0.49%	$2.41	Diversifying Strategies T Shares	$1,000.00	$1,022.74	0.49%	$2.50
$1,000.00	$1,003.80	0.40%	$2.02	Core Bond Index Class I	$1,000.00	$1,023.19	0.40%	$2.04
$1,000.00	$1,004.70	0.20%	$1.01	Core Bond Index Class II	$1,000.00	$1,024.20	0.20%	$1.02
$1,000.00	$1,005.10	0.15%	$0.76	Core Bond Index T Shares	$1,000.00	$1,024.45	0.15%	$0.77
$1,000.00	$999.50	0.40%	$2.02	500 Stock Index Class I	$1,000.00	$1,023.19	0.40%	$2.04
$1,000.00	$1,001.10	0.20%	$1.01	500 Stock Index Class II	$1,000.00	$1,024.20	0.20%	$1.02
$1,000.00	$1,000.70	0.15%	$0.76	500 Stock Index T Shares	$1,000.00	$1,024.45	0.15%	$0.77

(continued)

ACTUAL					HYPOTHETICAL
Beginning Account Value 7/01/15	Ending Account Value 12/31/15	2015 Annualized Expense Ratio(a)	Expenses Paid During Period*	Vantagepoint Funds	Beginning Account Value 7/01/15	Ending Account Value 12/31/15	2015 Annualized Expense Ratio(a)	Expenses Paid During Period*
$1,000.00	$983.90	0.40%	$2.00	Broad Market Index Class I	$1,000.00	$1,023.19	0.40%	$2.04
$1,000.00	$984.90	0.20%	$1.00	Broad Market Index Class II	$1,000.00	$1,024.20	0.20%	$1.02
$1,000.00	$985.10	0.15%	$0.75	Broad Market Index T Shares	$1,000.00	$1,024.45	0.15%	$0.77
$1,000.00	$924.80	0.40%	$1.94	Mid/Small Company Index Class I	$1,000.00	$1,023.19	0.40%	$2.04
$1,000.00	$925.90	0.20%	$0.97	Mid/Small Company Index Class II	$1,000.00	$1,024.20	0.20%	$1.02
$1,000.00	$925.80	0.15%	$0.73	Mid/Small Company Index T Shares	$1,000.00	$1,024.45	0.15%	$0.77
$1,000.00	$926.90	0.48%	$2.33	Overseas Equity Index Class I	$1,000.00	$1,022.79	0.48%	$2.45
$1,000.00	$928.80	0.28%	$1.36	Overseas Equity Index Class II	$1,000.00	$1,023.79	0.28%	$1.43
$1,000.00	$927.90	0.22%	$1.07	Overseas Equity Index T Shares	$1,000.00	$1,024.10	0.22%	$1.12
$1,000.00	$969.60	0.81%	$4.02	Model Portfolio Conservative Growth Investor M Shares**	$1,000.00	$1,021.12	0.81%	$4.13
$1,000.00	$970.90	0.56%	$2.78	Model Portfolio Conservative Growth TM Shares**	$1,000.00	$1,022.38	0.56%	$2.85
$1,000.00	$962.00	0.83%	$4.10	Model Portfolio Traditional Growth Investor M Shares**	$1,000.00	$1,021.02	0.83%	$4.23
$1,000.00	$962.70	0.58%	$2.87	Model Portfolio Traditional Growth TM Shares**	$1,000.00	$1,022.28	0.58%	$2.96
$1,000.00	$953.10	0.87%	$4.28	Model Portfolio Long-Term Growth Investor M Shares**	$1,000.00	$1,020.82	0.87%	$4.43
$1,000.00	$954.30	0.62%	$3.05	Model Portfolio Long-Term Growth TM Shares**	$1,000.00	$1,022.08	0.62%	$3.16
$1,000.00	$939.30	0.90%	$4.40	Model Portfolio Global Equity Growth Investor M Shares**	$1,000.00	$1,020.67	0.90%	$4.58
$1,000.00	$940.40	0.65%	$3.18	Model Portfolio Global Equity Growth TM Shares**	$1,000.00	$1,021.93	0.65%	$3.31
$1,000.00	$972.70	0.78%	$3.88	Milestone Retirement Income Investor M Shares**	$1,000.00	$1,021.27	0.78%	$3.97
$1,000.00	$974.30	0.53%	$2.64	Milestone Retirement Income TM Shares**	$1,000.00	$1,022.53	0.53%	$2.70
$1,000.00	$970.70	0.79%	$3.92	Milestone 2010 Investor M Shares**	$1,000.00	$1,021.22	0.79%	$4.02
$1,000.00	$972.40	0.54%	$2.68	Milestone 2010 TM Shares**	$1,000.00	$1,022.48	0.54%	$2.75
$1,000.00	$967.70	0.79%	$3.92	Milestone 2015 Investor M Shares**	$1,000.00	$1,021.22	0.79%	$4.02
$1,000.00	$968.50	0.54%	$2.68	Milestone 2015 TM Shares**	$1,000.00	$1,022.48	0.54%	$2.75
$1,000.00	$963.80	0.80%	$3.96	Milestone 2020 Investor M Shares**	$1,000.00	$1,021.17	0.80%	$4.08
$1,000.00	$965.40	0.55%	$2.72	Milestone 2020 TM Shares**	$1,000.00	$1,022.43	0.55%	$2.80
$1,000.00	$959.80	0.82%	$4.05	Milestone 2025 Investor M Shares**	$1,000.00	$1,021.07	0.82%	$4.18
$1,000.00	$961.40	0.57%	$2.82	Milestone 2025 TM Shares**	$1,000.00	$1,022.33	0.57%	$2.91
$1,000.00	$955.60	0.83%	$4.09	Milestone 2030 Investor M Shares**	$1,000.00	$1,021.02	0.83%	$4.23
$1,000.00	$957.20	0.58%	$2.86	Milestone 2030 TM Shares**	$1,000.00	$1,022.28	0.58%	$2.96
$1,000.00	$952.10	0.85%	$4.18	Milestone 2035 Investor M Shares**	$1,000.00	$1,020.92	0.85%	$4.33
$1,000.00	$953.00	0.60%	$2.95	Milestone 2035 TM Shares**	$1,000.00	$1,022.18	0.60%	$3.06
$1,000.00	$948.00	0.87%	$4.27	Milestone 2040 Investor M Shares**	$1,000.00	$1,020.82	0.87%	$4.43
$1,000.00	$948.80	0.62%	$3.05	Milestone 2040 TM Shares**	$1,000.00	$1,022.08	0.62%	$3.16
$1,000.00	$944.90	0.90%	$4.41	Milestone 2045 Investor M Shares**	$1,000.00	$1,020.67	0.90%	$4.58
$1,000.00	$946.50	0.65%	$3.19	Milestone 2045 TM Shares**	$1,000.00	$1,021.93	0.65%	$3.31
$1,000.00	$944.40	0.97%	$4.75	Milestone 2050 Investor M Shares**	$1,000.00	$1,020.32	0.97%	$4.94
$1,000.00	$945.70	0.72%	$3.53	Milestone 2050 TM Shares**	$1,000.00	$1,021.58	0.72%	$3.67

(a)	Net of waivers, if any.

*	Expenses are calculated using each fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half year divided by total number of days in fiscal year e.g. 184/365] (to reflect the one-half year period).

**	This fund invests in one or more other mutual funds. The annualized expense ratio includes this fund’s proportionate share of the expense ratio of such other mutual fund(s).

Management’s Discussion of Market Conditions

for the Year Ended December 31, 2015

Vantagepoint Investment Advisers, LLC (“VIA”) serves as investment adviser to The Vantagepoint Funds. VIA supervises and directs each fund’s investments and continually monitors the performance of the subadvisers. Currently, VIA assists all funds, other than the Model Portfolio Funds and Milestone Funds, with the oversight and retention of subadvisers. The day-to-day discretionary responsibility for security and brokerage selection as well as portfolio management rests with the subadvisers. A multi-management style is used with the actively managed Funds that seeks to improve consistency of returns over time by eliminating reliance on the results of a single subadviser.

The following is a brief discussion of VIA’s views of the major market conditions that prevailed in 2015, and should not be considered a complete discussion of all market conditions for the year. This commentary should be read together with each fund’s Management’s Discussion of Fund Performance because it provides additional information about the fund’s performance.

U.S. equity and fixed income securities provided mixed returns in 2015. U.S. equity securities generally provided negative returns, with the exception of U.S. large-capitalization growth-oriented equities. Short-term and intermediate-term U.S. fixed income securities generally provided positive returns, while high yield securities, longer-dated government and corporate securities, and inflation protected securities provided negative returns. U.S. interest rates generally increased, and in December the Federal Reserve System (“Federal Reserve”), the U.S. central bank, increased the target interest rate range for federal funds, a key benchmark in financial markets. The U.S. economy grew only modestly as the manufacturing sector was negatively impacted by the increase in value of the U.S. dollar relative to other currencies and by the decrease in the price of oil as supply exceeded demand in the U.S. The U.S. rate of inflation remained below the Federal Reserve’s target rate.

U.S. equity securities generally provided negative returns, with the exception of large-capitalization growth oriented securities. Returns for large-capitalization securities generally outperformed mid- and small-capitalization securities, and growth oriented securities generally outperformed value oriented securities across market capitalizations. U.S. large-capitalization growth oriented securities provided a positive return of 5.67%, as measured by the Russell 1000® Growth Index, while large-capitalization value oriented securities provided negative 3.83% return, as measured by the Russell 1000® Value Index. The S&P 500 Index returned 1.38%, while mid-capitalization and small-capitalization equities provided negative returns as measured by the Russell Mid Cap® Index which was down 2.44% and the Russell 2000® Index which was down 4.41%. Performance results among the sectors represented by the S&P 500 Index varied widely as five of the ten sectors provided negative returns. The S&P 500 Energy sector returned negative 21.12% as oil prices declined, followed by the S&P 500 Materials sector’s negative return of 8.38%, while positive returns were led by the Consumer Discretionary sector, 10.11% and the Health Care sector, 6.89%.

U.S. fixed income markets generally offered mixed returns for the year, as higher credit rated and short-term and intermediate-term securities generally outperformed long-term and lower credit rated securities. Interest rates increased as the two-year U.S. Treasury rate rose from 0.67% as of December 31, 2014 to 1.05% as of December 31, 2015. The ten-year U.S. Treasury rate increased from 2.17% as of December 31, 2014 to 2.27% as of December 31, 2015 and the thirty-year U.S. Treasury rate increased from 2.75% as of December 31, 2014 to 3.02% as of December 31, 2015. High yield fixed income securities provided a negative return of 4.43%, as measured by the Barclays U.S. High Yield 2% Issuer Cap Index, as declining oil prices resulted in the Energy sector of that high yield index returning a negative 23.66%. U.S. Treasury inflation protected securities returned a negative 1.44%, as measured by the Barclays U.S. Treasury Inflation Protected Securities Index (Series-L), as inflation expectations remained below the Federal Reserve’s target rate of 2%.

The equity markets of developed market countries outside of the U.S. and emerging market countries generally provided negative returns to U.S. dollar investors for the year, as the economic recovery in Europe remained tepid, the rate of growth in the Chinese economy slowed, the price of commodities, including oil, declined, and the U.S. dollar increased in value relative to other currencies. Non-U.S. developed markets generally outperformed emerging markets. Non-U.S. developed markets, as measured by the MSCI EAFE Index (Net), provided a positive return in local currencies of 5.33%, while the stronger U.S. dollar resulted in a negative return of 0.81% to U.S. dollar based investors. Emerging markets, as measured by the MSCI Emerging Markets Index (Net), provided a negative return of 5.76% in local currencies and a negative 14.92% to U.S. dollar based investors.

Vantagepoint Low Duration Bond Fund

Summary of Performance

•	The Vantagepoint Low Duration Bond Fund (the “Fund”) Investor Shares gained 0.17% in 2015.

•	The Fund’s market benchmark, the BofA Merrill Lynch 1–3 Year US Corporate & Government Index, gained 0.67%.

•	The Fund’s peer group benchmark, the Morningstar Short-Term Bond Funds Average, a group of mutual funds with similar investment objectives, gained 0.19%.

Commentary

The investment objective of the Fund is to seek total return that is consistent with preservation of capital. The Fund invests, under normal circumstances, at least 80% of its net assets in bonds and other fixed income securities of varying maturities, and normally invests at least 65% of its net assets in bonds and other fixed income securities with more than one year to maturity. The Fund seeks to maintain a portfolio effective duration of no greater than three years. Investments selected by the Fund’s subadvisers are based on their analysis of securities, sectors, and anticipated changes in interest rates. To provide return opportunities, the Fund invests in fixed income securities that the Fund’s subadvisers believe offer attractive yields and are priced below fair market value relative to securities of similar credit quality and interest rate sensitivity.

Overall Performance

The Fund’s total performance reflected low market interest rates, with investment grade low duration bonds and asset-backed securities leading performance. Exposure to high yield securities detracted from performance.

Performance Relative to the Market Benchmark

The Fund’s underperformance relative to its market benchmark primarily resulted from the Fund’s allocation to corporate bonds, which was greater than the market benchmark’s allocation. This underperformance was partially offset by the Fund’s allocation to asset-backed securities, which was greater than the market benchmark’s allocation.

Performance Relative to the Peer Group

The Fund’s underperformance relative to its peer group benchmark primarily resulted from the Fund’s allocation to corporate bonds. This underperformance was partially offset by the Fund’s allocation to asset-backed securities.

Derivatives Performance

The Fund used interest rate futures contracts to seek to manage interest rate risk and to seek to obtain or adjust investment exposure based on the Fund’s subadvisers’ views of interest rates and yield curves. The Fund used forward currency contracts to manage foreign currency risk and to seek to obtain investment exposure based on the Fund’s subadvisers’ views of foreign currency values. While the use of forward currency contracts to manage foreign currency risk served to reduce volatility, the use of derivatives did not have a material impact on the Fund’s return.

Vantagepoint Low Duration Bond Fund | Sector Allocation as of December 31, 2015 (% of Net Assets)

Cash/Cash Equivalents 2%
Government Related 4%
Asset-Backed 14%
U.S. Treasury 15%
Mortgage-Backed 4%
Floating Rate Loans 1%
Corporates 60%

The primary source of sector allocation classification is BondEdge. Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Low Duration Bond Fund — Investor Shares vs. BofA Merrill Lynch 1–3 Year US Corporate & Government Index | Growth of $10,000 Invested December 31, 2005*

Vantagepoint Low Duration Bond Fund — Investor Shares
BofA Merrill Lynch 1–3 Year US Corporate & Government Index (no fees, taxes, or expenses)
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$13,195
$13,113
Dec 31, 2005
Jun 30, 2006
Dec 31, 2006
Jun 30, 2007
Dec 31, 2007
Jun 30, 2008
Dec 31, 2008
Jun 30, 2009
Dec 31, 2009
Jun 30, 2010
Dec 31, 2010
Jun 30, 2011
Dec 31, 2011
Jun 30, 2012
Dec 31, 2012
Jun 30, 2013
Dec 31, 2013
Jun 30, 2014
Dec 31, 2014
Jun 30, 2015
Dec 31, 2015

Source for Benchmark Returns: Morningstar®

Vantagepoint Low Duration Bond Fund

Average Annual Total Returns for the periods ended December 31, 2015*

	INVESTOR SHARES	T SHARES
One Year	0.17%	0.32%
Five Years	1.33%	1.47%
Ten Years	2.81%	2.88%

Class Inception Date	December 4, 2000	March 1, 2013

*	Management’s Discussion of Fund Performance describes the performance of the Fund’s Investor Shares (the Fund’s outstanding shares were renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares.

Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

The Fund’s market benchmark, the BofA Merrill Lynch 1–3 Year US Corporate & Government Index, tracks the performance of U.S. dollar-denominated investment grade government and corporate public debt securities issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities in the index.

Vantagepoint Inflation Focused Fund

Summary of Performance

•	The Vantagepoint Inflation Focused Fund (the “Fund”) Investor Shares lost 1.90% in 2015.

•	The Fund’s market benchmark, the Barclays U.S. Treasury Inflation-Protected Securities (TIPS) Index (Series-L), lost 1.44%.

•	The Fund’s peer group benchmark, the Morningstar Inflation-Protected Bond Funds Average, a group of mutual funds with similar investment objectives, lost 2.36%.

Commentary

The investment objective of the Fund is to offer inflation protection and income. The Fund invests, under normal conditions, in a combination of: (1) inflation-indexed fixed income securities or instruments, (2) other fixed income securities or instruments, and (3) inflation-linked derivatives. To the extent a Fund subadviser invests in fixed income securities that are not inflation-indexed, it may use inflation-linked derivatives in connection with such investments to seek to achieve the Fund’s investment objective. Inflation-indexed fixed income securities or instruments are designed to protect the future purchasing power of the money invested in them; either their principal values or coupon rates are indexed to changes in inflation. These adjustments result in changes to the interest payments.

Overall Performance

The Fund’s total performance reflected the negative return of Treasury inflation protected securities as inflation remained low and real (i.e., adjusted for inflation) interest rates increased.

Performance Relative to the Market Benchmark

The Fund’s underperformance relative to its market benchmark primarily resulted from the Fund’s positioning in anticipation of increased inflation expectations for longer duration securities, and its allocation to corporate bonds as the corporate bond sector generally underperformed Treasury securities. This underperformance was partially offset by the fund’s lower sensitivity to interest rate changes as rates rose, and by foreign currency positions as the U.S. dollar increased in value relative to those foreign currencies.

Performance Relative to the Peer Group

The Fund’s outperformance relative to its peer group primarily resulted from the Fund’s allocation to non-Treasury fixed income sectors, which was less than the peer group allocation.

Derivatives Performance

The Fund used futures, options on futures, interest rate swaps, and interest rate swaptions during the year to seek to manage interest rate risk and to seek to obtain or adjust investment exposures based on the Fund’s subadvisers’ views of interest rates and yield curves. The Fund used inflation swaps to seek to obtain or adjust investment exposure based on the Fund’s subadvisers’ views of inflation. The Fund used credit default swaps to seek to obtain or adjust investment exposures based on the Fund’s subadvisers’ views of credit risk. The Fund used forward currency contracts during the year to seek to obtain or adjust investment exposures based on the Fund’s subadvisers’ views of foreign currency values. The use of derivatives did not have a material impact on the Fund’s return.

Vantagepoint Inflation Focused Fund | Sector Allocation as of December 31, 2015 (% of Net Assets)

Asset-Backed 3%
Cash/Cash Equivalents 3%
Government Related 1%
Corporates 9%
Mortgage-Backed 2%
U.S. Treasury <1%
U.S. Treasury Inflation Protected 82%

The primary source of sector allocation classification is BondEdge. Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Inflation Focused Fund — Investor Shares vs. Barclays U.S. TIPS Index (Series-L)

Growth of $10,000 Invested December 31, 2005*

Vantagepoint Inflation Focused Fund — Investor Shares
Barclays U.S. TIPS Index (Series-L) (no fees, taxes, or expenses)
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$14,704
$14,304
Dec 31, 2005
Jun 30, 2006
Dec 31, 2006
Jun 30, 2007
Dec 31, 2007
Jun 30, 2008
Dec 31, 2008
Jun 30, 2009
Dec 31, 2009
Jun 30, 2010
Dec 31, 2010
Jun 30, 2011
Dec 31, 2011
Jun 30, 2012
Dec 31, 2012
Jun 30, 2013
Dec 31, 2013
Jun 30, 2014
Dec 31, 2014
Jun 30, 2015
Dec 31, 2015

Source for Benchmark Returns: Morningstar®

Vantagepoint Inflation Focused Fund

Average Annual Total Returns for the periods ended December 31, 2015*

	INVESTOR SHARES	T SHARES
One Year	–1.90%	–1.61%
Five Years	1.74%	1.88%
Ten Years	3.64%	3.72%

Class Inception Date	July 1, 1992	March 1, 2013

*	Management’s Discussion of Fund Performance describes the performance of the Fund’s Investor Shares (the Fund’s outstanding shares were renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares.

Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

The Fund’s market benchmark, the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), consists of all U.S. Treasury inflation protected securities rated investment grade or better, having at least one year to final maturity and at least $250 million par amount outstanding. The Series-L reference identifies this index as the former Lehman Brothers U.S. TIPS Index. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities held in the index.

Vantagepoint High Yield Fund

Summary of Performance

•	The Vantagepoint High Yield Fund (the “Fund”) T Shares lost 4.99% in 2015.

•	The Fund’s market benchmark, the Barclays U.S. Corporate High-Yield 2% Issuer Capped Bond Index, lost 4.43%.

•	The Fund’s peer group benchmark, the Morningstar High Yield Bond Funds Average, a group of mutual funds with similar investment objectives, lost 4.01%.

Commentary

The Fund’s investment objective is to seek current income and capital appreciation. The Fund invests, under normal circumstances, at least 80% of its net assets in high yield fixed income securities and other instruments that are rated below investment grade. For purposes of this 80% policy, the Fund considers a below investment grade rating to be a rating that is below the four highest grades by Standard & Poor’s, Moody’s Investors Service, Inc., or Fitch Ratings. Below investment grade securities are commonly referred to as “junk bonds.” The Fund is available for investment only by the Vantagepoint Model Portfolio Funds and Vantagepoint Milestone Funds.

Overall Performance

The Fund’s total performance reflected negative returns from below investment grade fixed income securities, particularly from the Fund’s holdings in Energy and Basic Materials securities. The negative returns were partially offset by the Fund’s holdings in the Capital Goods, Consumer Non-Cyclicals, and Financials sectors.

Performance Relative to the Market Benchmark

The Fund’s underperformance relative to its market benchmark primarily resulted from a greater allocation to the Energy sector and to lower-rated high yield securities. This underperformance was partially offset by the Fund’s allocation to the Metals & Mining sector, and the performance of the Fund’s holdings in the Capital Goods and Financials sectors.

Performance Relative to the Peer Group

The Fund’s underperformance relative to its peer group primarily resulted from the Fund’s allocations to the Energy sector and to lower-rated high yield securities. This underperformance was partially offset by the Fund’s allocation to the Financials sector, and the Fund’s allocation to the Basic Materials sector.

Derivatives Performance

The Fund used forward currency contracts during the year to manage foreign currency risk, which reduced the impact of foreign currency fluctuations on U.S. dollar returns. The Fund used futures contracts during the year to seek to manage interest rate risk and to seek to obtain or adjust investment exposure based on the Fund subadvisers’ views on interest rates and yield curves. The use of derivatives did not have a material impact on the Fund’s return.

Vantagepoint High Yield Fund | Sector Allocation as of December 31, 2015 (% of Net Assets)

Cash/Cash Equivalents 7%
Mortgage-Backed 3%
Floating Rate Loans 1%
Asset-Backed 1%
Corporates 88%

The primary source of sector allocation classification is BondEdge. Due to rounding, pie chart allocations may not add up to 100%.

Growth of $10,000 Invested May 1, 2014*

Vantagepoint High Yield Fund — T Shares
Barclays U.S. Corporate High-Yield 2% Issuer Capped Bond Index (no fees, taxes, or expenses)
$11,000
$10,000
$9,000
$9,449
$9,245
May 1, 2014
Jun 30, 2014
Dec 31, 2014
Jun 30, 2015
Dec 31, 2015

Source for Benchmark Returns: Morningstar®

Vantagepoint High Yield Fund

Average Annual Total Returns for the periods ended December 31, 2015*

T SHARES
One Year	–4.99%

Class Inception Date	May 1, 2014

*	Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

The Fund’s benchmark, the Barclays U.S. Corporate High-Yield 2% Issuer Capped Bond Index is an issuer-constrained version of the Barclays U.S. Corporate High-Yield Index that measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. The Barclays U.S. Corporate High-Yield 2% Issuer Capped Bond Index limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities held in the index.

Vantagepoint Equity Income Fund

Summary of Performance

•	The Vantagepoint Equity Income Fund (the “Fund”) Investor Shares lost 7.58% in 2015.

•	The Fund’s market benchmark, the Russell 1000® Value Index, lost 3.83%.

•	The Fund’s peer group benchmark, the Morningstar Large Value Funds Average, a group of mutual funds with similar investment objectives, lost 4.05%.

Commentary

The investment objective of the Fund is to offer long-term capital growth with consistency derived from dividend yield. The Fund invests, under normal circumstances, at least 80% of its net assets in equity securities (common and preferred stock). The Fund seeks to invest primarily in the common stocks of U.S. companies that the Fund’s subadvisers believe will pay dividends. As a result of the Fund’s income focus, certain sectors or industries may be emphasized. The Fund may exhibit greater sensitivity to certain economic factors (e.g., changing interest rates) than will the general stock market. One or more of the Fund’s subadvisers employing an actively managed strategy seeks to select equity securities it believes offer the opportunity for capital growth combined with dividend return. The Fund may invest across companies of all sizes but generally focuses on larger capitalization companies, which the subadvisers that pursue active management believe have stable long-term earnings and dividend-paying records. In addition, a portion of the Fund invests in (or obtains exposure to) stocks included in a custom version of the Russell 1000® Value Index, following an indexed or passively managed approach to investing.

Overall Performance

The Fund’s total performance reflected the generally negative returns of the U.S. equity market in 2015. The Fund’s negative performance was led by holdings in the Energy sector, with six of ten equity sectors providing negative returns. Positive returns in four equity sectors, led by Telecommunication Services and Health Care, partially offset the negative performance.

Performance Relative to the Market Benchmark

The Fund’s underperformance relative to its market benchmark primarily resulted from the Fund’s performance in the Energy and Consumer Discretionary sectors. This underperformance was partially offset by the Fund’s performance in the Information Technology, Materials, and Consumer Staples sectors.

Performance Relative to the Peer Group

The Fund’s underperformance relative to its peer group primarily resulted from the Fund’s performance in the Energy, Industrials, and Consumer Discretionary sectors. This underperformance was partially offset by the Fund’s performance in the Materials sector.

Vantagepoint Equity Income Fund | Sector Allocation as of December 31, 2015 (% of Total Investments)

Utilities 5%
Telecommunication Services 4%
Materials 5%
Information Technology 11%
Industrials 16%
Health Care 9%
Consumer Discretionary 14%
Consumer Staples 3%
Energy 10%
Financials 23%

The primary source of sector allocation classification is FactSet. Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Equity Income Fund — Investor Shares vs. Russell 1000® Value Index

Growth of $10,000 Invested December 31, 2005*

Vantagepoint Equity Income Fund — Investor Shares
Russell 1000® Value Index (no fees, taxes, or expenses)
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$18,174
$17,204
Dec 31, 2005
Jun 30, 2006
Dec 31, 2006
Jun 30, 2007
Dec 31, 2007
Jun 30, 2008
Dec 31, 2008
Jun 30, 2009
Dec 31, 2009
Jun 30, 2010
Dec 31, 2010
Jun 30, 2011
Dec 31, 2011
Jun 30, 2012
Dec 31, 2012
Jun 30, 2013
Dec 31, 2013
Jun 30, 2014
Dec 31, 2014
Jun 30, 2015
Dec 31, 2015

Source for Benchmark Returns: Morningstar®

Vantagepoint Equity Income Fund

Average Annual Total Returns for the periods ended December 31, 2015*

	INVESTOR SHARES	T SHARES
One Year	–7.58%	–7.32%
Five Years	8.43%	8.59%
Ten Years	5.58%	5.65%

Class Inception Date	April 1, 1994	March 1, 2013

*	Management’s Discussion of Fund Performance describes the performance of the Fund’s Investor Shares (the Fund’s outstanding shares were renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares.

Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

The Fund’s market benchmark, the Russell 1000® Value Index, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities in the index.

Vantagepoint Growth & Income Fund

Summary of Performance

•	The Vantagepoint Growth & Income Fund (the “Fund”) Investor Shares lost 0.28% in 2015.

•	The Fund’s market benchmark, the S&P 500 Index, gained 1.38%.

•	The Fund’s peer group benchmark, the Morningstar Large Blend Funds Average, a group of mutual funds with similar investment objectives, lost 1.07%.

Commentary

The investment objective of the Fund is to offer long-term capital growth and current income. The Fund invests, under normal circumstances, primarily in U.S. common stocks that the Fund’s subadvisers believe offer the potential for capital appreciation or that may provide current income by paying dividends. Strategies used by the Fund’s subadvisers include: 1) focusing on large-capitalization U.S. companies whose common stocks are believed to offer potential for price appreciation because of undervaluation, earnings growth, or both; and 2) emphasizing U.S. stocks that may pay dividends.

Overall Performance

The Fund’s total performance reflected the generally negative returns of the U.S. equity market in 2015.

Negative performance by value oriented equity securities held by the Fund was partially offset by positive performance by growth oriented equity securities. Negative performance was led by holdings in the Energy and Materials sectors. This negative performance was partially offset by positive performance in the Consumer Staples, Information Technology, and Health Care sectors.

Performance Relative to the Market Benchmark

The Fund’s underperformance relative to its market benchmark primarily resulted from performance in the Materials, Industrials, and Energy sectors. This underperformance was partially offset by the Fund’s performance in the Information Technology and Health Care sectors.

Performance Relative to the Peer Group

The Fund’s outperformance relative to its peer group primarily resulted from performance in the Health Care, Consumer Staples, and Consumer Discretionary sectors.

Vantagepoint Growth & Income Fund | Sector Allocation as of December 31, 2015 (% of Total Investments)

Utilities 2%
Telecommunication Services <1%
Materials 3%
Information Technology 18%
Industrials 13%
Health Care 15%
Consumer Discretionary 18%
Consumer Staples 7%
Energy 6%
Financials 18%

The primary source of sector allocation classification is FactSet. Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Growth & Income Fund — Investor Shares vs. S&P 500 Index

Growth of $10,000 Invested December 31, 2005*

Vantagepoint Growth & Income Fund — Investor Shares
S&P 500 Index (no fees, taxes, or expenses)
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$20,242
$19,494
Dec 31, 2005
Jun 30, 2006
Dec 31, 2006
Jun 30, 2007
Dec 31, 2007
Jun 30, 2008
Dec 31, 2008
Jun 30, 2009
Dec 31, 2009
Jun 30, 2010
Dec 31, 2010
Jun 30, 2011
Dec 31, 2011
Jun 30, 2012
Dec 31, 2012
Jun 30, 2013
Dec 31, 2013
Jun 30, 2014
Dec 31, 2014
Jun 30, 2015
Dec 31, 2015

Source for Benchmark Returns: Morningstar®

Vantagepoint Growth & Income Fund

Average Annual Total Returns for the periods ended December 31, 2015*

	INVESTOR SHARES	T SHARES
One Year	–0.28%	0.00%
Five Years	11.35%	11.51%
Ten Years	6.90%	6.98%

Class Inception Date	October 2, 1998	March 1, 2013

*	Management’s Discussion of Fund Performance describes the performance of the Fund’s Investor Shares (the Fund’s outstanding shares were renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares.

Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

The Fund’s market benchmark, the S&P 500 Index, consists of 500 companies representing larger capitalization stocks traded in the U.S. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities in the index.

Vantagepoint Growth Fund

Summary of Performance

•	The Vantagepoint Growth Fund (the “Fund”) Investor Shares gained 4.28% in 2015.

•	The Fund’s market benchmark, the Russell 1000® Growth Index, gained 5.67%.

•	The Fund’s peer group benchmark, the Morningstar Large Growth Funds Average, a group of mutual funds with similar investment objectives, gained 3.60%.

Commentary

The investment objective of the Fund is to offer long-term capital growth. The Fund invests, under normal circumstances, primarily in U.S. common stocks that are considered by the Fund’s subadvisers to have above-average potential for growth. The subadvisers emphasize stocks of well-established medium- and large-capitalization firms.

Overall Performance

The Fund’s total performance reflected the positive returns of growth oriented securities in the U.S. equity market in 2015. This positive performance was led by holdings in the Consumer Staples, Consumer Discretionary, and Information Technology sectors.

Performance Relative to the Market Benchmark

The Fund’s underperformance relative to its market benchmark primarily resulted from the Fund’s performance in the Financials and Health Care sectors. This underperformance was partially offset by the Fund’s performance in the Information Technology and Consumer Discretionary sectors.

Performance Relative to the Peer Group

The Fund’s outperformance relative to its peer group primarily resulted from the Fund’s performance in the Consumer Staples and Energy sectors.

Portfolio Turnover

The Fund’s portfolio turnover of 100.75% was significantly higher than the prior year’s portfolio turnover rate of 46.61%, and was primarily due to subadviser transitions.

Vantagepoint Growth Fund | Sector Allocation as of December 31, 2015 (% of Total Investments)

Utilities <1%
Telecommunication Services <1%
Materials 3%
Consumer Discretionary 25%
Information Technology 33%
Consumer Staples 5%
Energy 1%
Financials 4%
Industrials 8%
Health Care 21%

The primary source of sector allocation classification is FactSet. Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Growth Fund — Investor Shares vs. Russell 1000® Growth Index

Growth of $10,000 Invested December 31, 2005*

Vantagepoint Growth Fund — Investor Shares
Russell 1000® Growth Index (no fees, taxes, or expenses)
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$22,681
$17,504
Dec 31, 2005
Jun 30, 2006
Dec 31, 2006
Jun 30, 2007
Dec 31, 2007
Jun 30, 2008
Dec 31, 2008
Jun 30, 2009
Dec 31, 2009
Jun 30, 2010
Dec 31, 2010
Jun 30, 2011
Dec 31, 2011
Jun 30, 2012
Dec 31, 2012
Jun 30, 2013
Dec 31, 2013
Jun 30, 2014
Dec 31, 2014
Jun 30, 2015
Dec 31, 2015

Source for Benchmark Returns: Morningstar®

Vantagepoint Growth Fund

Average Annual Total Returns for the periods ended December 31, 2015*

	INVESTOR SHARES	T SHARES
One Year	4.28%	4.60%
Five Years	10.99%	11.16%
Ten Years	5.76%	5.84%

Class Inception Date	April 1, 1983	March 1, 2013

*	Management’s Discussion of Fund Performance describes the performance of the Fund’s Investor Shares (the Fund’s outstanding shares were renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares.

Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

The Fund’s market benchmark, the Russell 1000® Growth Index, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities in the index.

Vantagepoint Select Value Fund

Summary of Performance

•	The Vantagepoint Select Value Fund (the “Fund”) Investor Shares lost 6.96% in 2015.

•	The Fund’s market benchmark, the Russell Midcap® Value Index, lost 4.78%.

•	The Fund’s peer group benchmark, the Morningstar Mid-Cap Value Funds Average, a group of mutual funds with similar investment objectives, lost 5.41%.

Commentary

The investment objective of the Select Value Fund is to offer long-term growth from dividend income and capital appreciation. The Fund invests, under normal circumstances; primarily in common stocks of mid-capitalization U.S. companies that the Fund’s subadvisers believe present attractive investment opportunities at favorable prices in relation to the intrinsic worth of the issuer and may also offer the possibility for growth through the reinvestment of dividends. The Fund generally seeks to invest in common stocks of companies with market capitalizations that fall within the range of companies in the Russell Midcap® Value Index.

Overall Performance

The Fund’s total performance reflected the generally negative returns of the U.S. equity market in 2015. This negative performance was led by holdings in the Energy, Industrials, and the Materials sectors. Positive returns in the Health Care and Consumer Staples sectors partially offset this negative performance.

Performance Relative to the Market Benchmark

The Fund’s underperformance relative to its market benchmark primarily resulted from the Fund’s performance in the Financials, Information Technology, and Industrials sectors. This underperformance was partially offset by the Fund’s allocations to cash, and to the Telecommunications and Consumer Discretionary sectors.

Performance Relative to the Peer Group

The Fund’s underperformance relative to its peer group primarily resulted from the Fund’s performance in the Energy and Industrials sectors. This underperformance was partially offset by the Fund’s performance in the Health Care, Financials, and Consumer Discretionary sectors.

Vantagepoint Select Value Fund | Sector Allocation as of December 31, 2015 (% of Total Investments)

Utilities 8%
Telecommunication Services 1%
Materials 9%
Information Technology 11%
Industrials 13%
Health Care 6%
Consumer Discretionary 15%
Consumer Staples 1%
Energy 7%
Financials 29%

The primary source of sector allocation classification is FactSet. Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Select Value Fund — Investor Shares vs. Russell Midcap® Value Index

Growth of $10,000 Invested October 30, 2007*

$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
$5,000
$4,000
Vantagepoint Select Value Fund — Investor Shares
Russell Midcap® Value Index (no fees, taxes, or expenses)
$16,597
$16,155
Oct 30, 2007
Dec 31, 2007
Jun 30, 2008
Dec 31, 2008
Jun 30, 2009
Dec 31, 2009
Jun 30, 2010
Dec 31, 2010
Jun 30, 2011
Dec 31, 2011
Jun 30, 2012
Dec 31, 2012
Jun 30, 2013
Dec 31, 2013
Jun 30, 2014
Dec 31, 2014
Jun 30, 2015
Dec 31, 2015

Source for Benchmark Returns: Morningstar®

Vantagepoint Select Value Fund

Average Annual Total Returns for the periods ended December 31, 2015*

	INVESTOR SHARES	T SHARES
One Year	–6.96%	–6.69%
Five Years	9.52%	9.68%
Since Inception	6.04%	6.13%

Class Inception Date	October 30, 2007	March 1, 2013

*	Management’s Discussion of Fund Performance describes the performance of the Fund’s Investor Shares (the Fund’s outstanding shares were renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares.

Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

The Fund’s market benchmark, the Russell Midcap® Value Index, measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities in the index.

Vantagepoint Aggressive Opportunities Fund

Summary of Performance

•	The Vantagepoint Aggressive Opportunities Fund (the “Fund”) Investor Shares lost 2.44% in 2015.

•	The Fund’s market benchmark, the Russell Midcap® Growth Index, lost 0.20%.

•	The Fund’s peer group benchmark, the Morningstar Mid-Cap Growth Funds Average, a group of mutual funds with similar investment objectives, lost 0.95%.

Commentary

The investment objective of the Fund is to offer high long-term capital appreciation. The Fund invests, under normal circumstances, primarily in common stocks of small- to mid-capitalization U.S. and foreign companies. One or more of the Fund’s subadvisers employing an actively managed strategy seeks to select common stocks it believes offer the opportunity for high capital appreciation. In addition, a portion of the Fund invests in (or obtains exposure to) stocks included in a custom version of the Russell Midcap® Growth Index, following an indexed or passively managed approach to investing. The range of stocks in which the Fund generally invests is expected to be that of the Russell Midcap® Index.

Overall Performance

The Fund’s total performance reflected the generally negative returns of the U.S. equity market in 2015.

The Fund’s negative performance was led by holdings in the Energy sector. This negative performance was partially offset by the Fund’s returns in the Information Technology sector.

Performance Relative to the Market Benchmark

The Fund’s underperformance relative to its market benchmark primarily resulted from the Fund’s performance in the Energy and Health Care sectors. This underperformance was partially offset by the Fund’s performance in the Information Technology, Materials, Industrials, and Consumer Discretionary sectors.

Performance Relative to the Peer Group

The Fund’s underperformance relative to its peer group primarily resulted from the Fund’s performance in the Energy and Consumer Discretionary sectors. This underperformance was partially offset by the Fund’s performance in the Consumer Staples and Telecommunication Services sectors.

Vantagepoint Aggressive Opportunities Fund | Sector Allocation as of December 31, 2015 (% of Total Investments)

Utilities <1%
Telecommunication Services 4%
Materials 4%
Information Technology 20%
Industrials 20%
Consumer Discretionary 22%
Consumer Staples 4%
Energy 3%
Financials 10%
Health Care 13%

The primary source of sector allocation classification is FactSet. Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Aggressive Opportunities Fund — Investor Shares vs. Russell Midcap® Growth Index

Growth of $10,000 Invested December 31, 2005*

Vantagepoint Aggressive Opportunities Fund — Investor Shares
Russell Midcap® Growth Index (no fees, taxes, or expenses)
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$21,914
$18,558
Dec 31, 2005
Jun 30, 2006
Dec 31, 2006
Jun 30, 2007
Dec 31, 2007
Jun 30, 2008
Dec 31, 2008
Jun 30, 2009
Dec 31, 2009
Jun 30, 2010
Dec 31, 2010
Jun 30, 2011
Dec 31, 2011
Jun 30, 2012
Dec 31, 2012
Jun 30, 2013
Dec 31, 2013
Jun 30, 2014
Dec 31, 2014
Jun 30, 2015
Dec 31, 2015

Source for Benchmark Returns: Morningstar®

Vantagepoint Aggressive Opportunities Fund

Average Annual Total Returns for the periods ended December 31, 2015*

	INVESTOR SHARES	T SHARES
One Year	–2.44%	–2.27%
Five Years	8.00%	8.14%
Ten Years	6.38%	6.45%

Class Inception Date	October 1, 1994	March 1, 2013

*	Management’s Discussion of Fund Performance describes the performance of the Fund’s Investor Shares (the Fund’s outstanding shares were renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares.

Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

The Fund’s market benchmark, the Russell Midcap® Growth Index, measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities in the index.

Vantagepoint Discovery Fund

Summary of Performance

•	The Vantagepoint Discovery Fund (the “Fund”) Investor Shares lost 8.10% in 2015.

•	The Fund’s market benchmark, the Russell 2000® Index, lost 4.41%.

•	The Fund’s peer group benchmark, the Morningstar Small Blend Funds Average, a group of mutual funds with similar investment objectives, lost 5.38%.

Commentary

The investment objective of the Fund is to offer long-term capital growth. The Fund invests, under normal securities circumstances, primarily in a combination of common stocks of U.S. small-capitalization companies, Russell 2000® Index futures contracts, and U.S. and foreign fixed income securities. The Fund’s subadvisers select stocks that they believe have above-average potential for growth and that generally have market capitalizations that fall within the range of companies in the Russell 2000® Index. The Fund’s U.S. and foreign fixed income securities (1) are held, in part, as collateral in conjunction with the Fund’s use of futures contracts; (2) may include government and agency securities, corporate bonds, mortgage-backed securities, asset-backed securities, and municipal securities; and (3) generally have a portfolio effective duration of no greater than three years.

Overall Performance

The Fund’s total performance reflected the generally negative returns of the U.S. equity market in 2015. This negative performance was led by the Fund’s performance in the Industrials, Consumer Staples, and Energy sectors. This was partially offset by positive returns in the Health Care and Utilities sectors.

Performance Relative to the Market Benchmark

The Fund’s underperformance relative to its market benchmark primarily resulted from the Fund’s performance in the Industrials, Consumer Discretionary, Consumer Staples, and Energy sectors. This underperformance was partially offset by the Fund’s performance in the Utilities sector.

Performance Relative to the Peer Group

The Fund’s underperformance relative to its peer group primarily resulted from the Fund’s performance in the Industrials and Health Care sectors. This underperformance was partially offset by the Fund’s performance in the Utilities sector.

Derivatives Performance

The Fund used derivative instruments during the year. Consistent with the Fund’s principal investment strategy, the Fund invested in Russell 2000® Index futures to seek to obtain or adjust market exposure to U.S. small-capitalization stocks. The use of Russell 2000® Index futures had a material negative impact on the Fund’s total performance. In conjunction with the fixed income securities associated with the Russell 2000® Index futures contracts, the Fund used bond futures during the year to seek to manage interest rate risk and to seek to obtain or adjust investment exposure based on the Fund subadvisers’ views on interest rates and yield curves. These bond futures did not have a material impact on the Fund’s performance.

Portfolio Turnover

The Fund’s portfolio turnover of 108.71% was similar to the prior year’s portfolio turnover rate of 100%. The Fund’s portfolio turnover was greater than 100% primarily due to securities purchases resulting from significant cash flows into the Fund.

Vantagepoint Discovery Fund Asset Class Exposure | As of December 31, 2015* (% of Net Assets)

Equity
98%
Fixed Income
50%
Cash/
Cash Equivalents
2%
0%
10%
20%
30%
40%
50%
60%
70%
80%
90%
100%

*Portfolio exposures represent the market value of physical securities and a measurement of the exposure through the derivative instruments held by the Fund as a percent of the Fund's net assets. For the purpose of displaying this allocation information, exposure through derivatives is measured based on the value of the underlying assets, rate or index represented by the derivative. This measurement is different from the valuation used for the purposes of calculating the Fund's net asset value, is intended to reflect the "economic exposure" of the derivative, and results in a total percentage reflected in the chart that exceeds 100%.

Vantagepoint Discovery Fund

Fixed Income Sector Allocation as of December 31, 2015 (% of Net Assets excluding equities, convertibles, and cash/cash equivalents)

Government Related 2%
Asset-Backed 11%
U.S. Treasury 34%
Corporates 46%
Mortgage-Backed 7%

The Fixed Income Sector Allocation reflected in this pie chart was calculated using the actual fixed income securities held by the Fund. This pie represents the portion of the Fund classified as fixed income in the Asset Class Allocation Table. The primary source of sector allocation classification is BondEdge. Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Discovery Fund

Equity Sector Allocation as of December 31, 2015 (% of Total Investments excluding fixed income, convertibles, and cash/cash equivalents)

Utilities 3%
Telecommunication Services 1%
Materials 4%
Information Technology 18%
Industrials 14%
Health Care 16%
Consumer Discretionary 14%
Consumer Staples 2%
Energy 3%
Financials 25%

The Equity Sector Allocation reflected in this pie chart was calculated using the actual equity securities held by the Fund and blending them with the sectors represented in the Russell 2000® Index futures held by this Fund. This pie chart represents the portion of the Fund classified as equities in the Asset Class Exposure Table. The primary source of equity sector classification is FactSet. Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Discovery Fund — Investor Shares vs. Russell 2000® Index

Growth of $10,000 Invested October 30, 2007*

Vantagepoint Discovery Fund — Investor Shares
Russell 2000® Index (no fees, taxes, or expenses)
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
$15,496
$14,906
Oct 30, 2007
Dec 31, 2007
Jun 30, 2008
Dec 31, 2008
Jun 30, 2009
Dec 31, 2009
Jun 30, 2010
Dec 31, 2010
Jun 30, 2011
Dec 31, 2011
Jun 30, 2012
Dec 31, 2012
Jun 30, 2013
Dec 31, 2013
Jun 30, 2014
Dec 31, 2014
Jun 30, 2015
Dec 31, 2015

Source for Benchmark Returns: Morningstar®

Vantagepoint Discovery Fund

Average Annual Total Returns for the periods ended December 31, 2015*

	INVESTOR SHARES	T SHARES
One Year	–8.10%	–7.86%
Five Years	8.09%	8.24%
Since Inception	5.00%	5.09%

Class Inception Date	October 30, 2007	March 1, 2013

*	Management’s Discussion of Fund Performance describes the performance of the Fund’s Investor Shares (the Fund’s outstanding shares were renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares.

Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

The Fund’s market benchmark, the Russell 2000® Index, measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index, and includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities in the index.

Vantagepoint International Fund

Summary of Performance

•	The Vantagepoint International Fund (the “Fund”) Investor Shares lost 2.06% in 2015.

•	The Fund’s market benchmark, MSCI Europe Australasia and Far East (EAFE) Index (Net), lost 0.81%.

•	The Fund’s peer group benchmark, the Morningstar Foreign Large Blend Funds Average, a group of mutual funds with similar investment objectives, lost 1.59%.

Commentary

The investment objective of the International Fund is to offer long-term capital growth and diversification by country. The Fund invests primarily in the common stocks of companies headquartered outside the United States. Under normal circumstances, the Fund invests at least 80% of its net assets in foreign equity securities (common and preferred stock), including securities of issuers located in emerging market countries. Strategies used by the Fund’s subadvisers include: 1) investing in equity securities believed to have above- average potential for growth across multiple capitalization sizes; and 2) investing in equity securities believed to be priced below fair market value at the time of purchase.

Overall Performance

The Fund’s total performance reflected the reduced returns to U.S. investors from holdings denominated in foreign currencies and from the generally negative returns in both local currencies and in U.S. dollars from holding emerging-market equity securities. While returns from developed market equity securities outside of the U.S. were generally positive in the local currencies, the strengthening of the U.S. dollar resulted in reduced returns for the Fund in U.S. dollars, and the negative returns from emerging market equity securities in local currencies were further reduced when translated into U.S. dollars. On a sector basis, returns were mixed with the Energy sector providing the lowest return, and the Health Care and Consumer sectors generally providing positive returns.

Performance Relative to the Market Benchmark

The Fund’s underperformance relative to its market benchmark primarily resulted from its investments in emerging market countries. On a sector basis, performance in the Consumer Staples and Utilities sectors were the leading cause of underperformance. This underperformance was partially offset by holdings in developed market countries, with positive performance in the Materials, Health Care, and Consumer Discretionary sectors.

Performance Relative to the Peer Group

The Fund’s underperformance relative to its peer group primarily resulted from its investments in Asia and Latin America. This underperformance was partially offset by the Fund’s investments in the United Kingdom.

Vantagepoint International Fund | Country Allocation as of December 31, 2015 (% of Net Assets)

Australia 3%
France 7%
Germany 9%
Hong Kong 7%
Japan 17%
Singapore 2%
South Korea 2%
Spain 2%
Switzerland 11%
United Kingdom 15%
United States 6%
Other* 19%

*Other represents countries not listed with under a 2.0% individual weighting.
The primary source of country allocation classification is FactSet. Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint International Fund — Investor Shares vs. MSCI EAFE Index (Net)

Growth of $10,000 Invested December 31, 2005*

Vantagepoint International Fund — Investor Shares
MSCI EAFE Index (Net) (no fees, taxes, or expenses)
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
$13,479
$13,392
Dec 31, 2005
Jun 30, 2006
Dec 31, 2006
Jun 30, 2007
Dec 31, 2007
Jun 30, 2008
Dec 31, 2008
Jun 30, 2009
Dec 31, 2009
Jun 30, 2010
Dec 31, 2010
Jun 30, 2011
Dec 31, 2011
Jun 30, 2012
Dec 31, 2012
Jun 30, 2013
Dec 31, 2013
Jun 30, 2014
Dec 31, 2014
Jun 30, 2015
Dec 31, 2015

Source for Benchmark Returns: Morningstar®

Vantagepoint International Fund

Average Annual Total Returns for the periods ended December 31, 2015*

	INVESTOR SHARES	T SHARES
One Year	–2.06%	–1.81%
Five Years	3.93%	4.06%
Ten Years	2.96%	3.03%

Class Inception Date	October 1, 1994	March 1, 2013

*	Management’s Discussion of Fund Performance describes the performance of the Fund’s Investor Shares (the Fund’s outstanding shares were renamed “Investor Shares” on March 1, 2013). In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares.

Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

The Fund’s market benchmark, the MSCI Europe Australasia Far East (EAFE) Index (Net), is a free float-adjusted market capitalization index of equity securities that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada, and approximates the minimum possible dividend reinvestment after deduction of withholding tax according to MSCI Barra’s methodology. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities in the index.

Vantagepoint Diversifying Strategies Fund

Summary of Performance

•	The Vantagepoint Diversifying Strategies Fund (the “Fund”) lost 1.61% in 2015.

•	The Fund’s market benchmark, the S&P 500 Index, gained 1.38%.

•	The Fund’s custom benchmark, which is comprised of 60% S&P 500 Index and 40% Barclays U.S. Intermediate Aggregate Bond Index, gained 1.64%.

Commentary

The investment objective of the Diversifying Strategies Fund is to offer long-term capital growth. The Fund employs multiple investment strategies to seek long-term growth of capital, with lower volatility over time than that of stocks in general and a risk/return profile different from that of traditional asset classes such as stocks and fixed income securities. In combination, the Fund’s investment strategies seek to provide investment exposure to U.S. and foreign convertible securities, stocks, fixed income securities and real estate investment trusts (“REITs”) through direct investments or through the use of derivative instruments. The Fund is available for investment only by the Vantagepoint Model Portfolio Funds and Vantagepoint Milestone Funds.

Overall Performance

The Fund’s total performance reflected the generally negative returns of the U.S. equity market and the returns of convertible fixed income securities in 2015. This negative performance was partially offset by positive returns in the REIT and fixed income securities held by the Fund.

Performance Relative to the Market Benchmark

The Fund’s underperformance relative to its U.S. large-capitalization equity market benchmark primarily resulted from the small-capitalization equity strategy, as smaller-capitalization equity securities generally underperformed larger-capitalization equity securities, and from the Fund’s allocation to convertible securities, which are typically issued by smaller- and mid-capitalization issuers with lower credit ratings.

Performance Relative to the Custom Benchmark

The Fund’s underperformance relative to its custom benchmark primarily resulted from smaller-capitalization equity securities and convertible securities underperforming the U.S. large-capitalization equity component of the custom benchmark, and the Fund’s shorter duration fixed income securities underperforming the intermediate duration securities of the fixed income component of the custom benchmark. This underperformance was partially offset by the REIT strategy, which outperformed the equity component of the custom benchmark.

Derivatives Performance

The Fund used equity futures contracts to efficiently obtain or adjust exposure to the small-capitalization equity market, which provided negative returns. The Fund used currency forward contracts to reduce exposure to foreign currency risk, which did not have a material impact on Fund performance. The Fund used fixed income futures contracts to manage interest rate risk, which did not have a material impact on Fund performance.

Vantagepoint Diversifying Strategies Fund Asset Class Exposure | As of December 31, 2015* (% of Net Assets)

Fixed Income
56%
Equity
35%
Convertible
38%
Cash/
Cash Equivalents
3%
0%
10%
20%
30%
40%
50%
60%
70%
80%
90%
100%

Portfolio exposures represent the market value of physical securities and a measurement of the exposure through the derivative instruments held by the Fund as a percent of the Fund's net assets. For the purpose of displaying this allocation information, exposure through derivatives is measured based on the value of the underlying assets, rate or index represented by the derivative. This measurement is different from the valuation used for the purposes of calculating the Fund's net asset value. This measurement method is intended to reflect the "economic exposure" of the derivative, and results in a total percentage in the chart that exceeds 100%.

Vantagepoint Diversifying Strategies Fund

Fixed Income Sector Allocation as of December 31, 2015 (% of Net Assets excluding equities, convertibles, and cash/cash equivalents)

Government-Related 6%
Asset-Backed 8%
U.S. Treasury 21%
Mortgage-Backed 9%
Floating Rate Loans 1%
Corporates 55%

The Fixed Income Sector Allocation reflected in this pie chart was calculated using the actual fixed income securities held by the Fund. This pie represents the portion of the Fund classified as fixed income in the Asset Class Allocation Table. The primary source of the fixed income classification is BondEdge. Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Diversifying Strategies Fund

Equity Sector Allocation as of December 31, 2015 (% of Total Investments excluding fixed income, convertibles, and cash/cash equivalents)

Utilities 3%
Telecommunication Services 1%
Materials 3%
Information Technology 15%
Industrials 11%
Health Care 14%
Consumer Discretionary 12%
Consumer Staple 3%
Energy 4%
Financials 36%

The Equity Sector Allocation reflected in this pie chart was calculated using the actual equity securities held by the Fund and blending them with the sectors represented in the Russell 2000® Index futures held by this Fund. This pie chart represents the portion of the Fund classified as equities in the Asset Class Exposure Table. The primary source of equity sector classification is FactSet. Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Diversifying Strategies Fund — T Shares vs. S&P 500 Index and Custom Benchmark

Growth of $10,000 Invested October 30, 2007*

$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
Vantagepoint Diversifying Strategies Fund — T Shares
S&P 500 Index (no fees, taxes, or expenses)
Custom Benchmark (no fees, taxes, or expenses)
$15,855
$15,359
$11,685
Oct 30, 2007
Dec 31, 2007
Jun 30, 2008
Dec 31, 2008
Jun 30, 2009
Dec 31, 2009
Jun 30, 2010
Dec 31, 2010
Jun 30, 2011
Dec 31, 2011
Jun 30, 2012
Dec 31, 2012
Jun 30, 2013
Dec 31, 2013
Jun 30, 2014
Dec 31, 2014
Jun 30, 2015
Dec 31, 2015

Source for Benchmark Returns: Morningstar®

Vantagepoint Diversifying Strategies Fund

Average Annual Total Returns for the periods ended December 31, 2015*

T SHARES
One Year	–1.61%
Five Years	2.28%
Since Inception	1.92%

Class Inception Date	October 30, 2007

*	Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

The Fund’s market benchmark, the S&P 500 Index, is an index that consists of 500 companies representing larger capitalization stocks traded in the U.S. The Fund’s custom benchmark is comprised of the S&P 500 Index and Barclays U.S. Intermediate Aggregate Bond Index. The weightings are 60% S&P 500 Index and 40% Barclays U.S. Intermediate Aggregate Bond Index. The custom benchmark performance is calculated using the historical benchmark weightings. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. The Fund’s portfolio may differ significantly from the securities in the indexes.

Vantagepoint Index Funds

Summary of Performance

•	The Vantagepoint Core Bond Index Fund gained 0.04% (Class I shares) and 0.33% (Class II shares). The Fund’s market benchmark, the Barclays U.S. Aggregate Bond Index, gained 0.55%.

•	The Vantagepoint 500 Stock Index Fund gained 0.94% (Class I shares) and 1.23% (Class II shares). The Fund’s market benchmark, the S&P 500 Index, gained 1.38%.

•	The Vantagepoint Broad Market Index Fund gained 0.15% (Class I shares) and 0.38% (Class II shares). The Fund’s market benchmark, the Russell 3000® Index, gained 0.48%.

•	The Vantagepoint Mid/Small Company Index Fund lost 3.20% (Class I shares) and 3.03% (Class II shares). The Fund’s market benchmark, the Russell 2500™ Index, lost 2.90%.

•	The Vantagepoint Overseas Equity Index Fund lost 1.50% (Class I shares) and 1.21% (Class II shares). The Fund’s market benchmark, the MSCI EAFE Index (Net), lost 0.81%.

Commentary

The five Vantagepoint Index Funds (“Index Funds”) follow an indexed or passively managed approach to investing. This means that securities are selected to try to approximate the investment characteristics and performance of a specified benchmark, such as the S&P 500 Index. Unlike an actively managed portfolio, an index fund does not rely on the portfolio manager’s decision-making with regard to which individual securities may outperform others. An index fund simply seeks to approximate the performance of its benchmark. Index funds tend to have lower operating expenses than actively managed funds.

Performance of the Index Funds will differ from the underlying indexes for several reasons.

•	Fund fees and expenses reduce Index Fund performance, while the indexes themselves bear no management fees, transaction costs, or other expenses.

•	The Core Bond Index Fund and Broad Market Index Fund employ sampling techniques to approximate benchmark characteristics such as capitalization and industry weightings using fewer securities than are contained in the benchmark index. Therefore, there will be tracking error for each of these two Index Funds, which may impact their performance positively or negatively as compared to a benchmark index.

•	Changes to the indexes, such as additions to or deletions from the securities contained in an index and the timing of the rebalancing of the Index Fund, can cause tracking error, which may impact the Index Fund performance positively or negatively as compared to its benchmark index.

•	The timing of cash flows into and out of an Index Fund will affect its ability to precisely track the underlying indexes.

•	There may be pricing differences if the index and the Index Fund use different pricing sources. This is more common in the Overseas Equity Index Fund and the Core Bond Index Fund.

The following represents the investment objectives of the five Index Funds:

•	The investment objective of the Vantagepoint Core Bond Index Fund is to offer current income by approximating the performance of the Barclays U.S. Aggregate Bond Index.

•	The investment objective of the Vantagepoint Stock Index Fund is to offer long–term capital growth by approximating the performance of the S&P 500 Index.

•	The investment objective of the Vantagepoint Broad Market Index Fund is to offer long–term capital growth by approximating the performance of the Russell 3000® Index.

•	The investment objective of the Vantagepoint Mid/ Small Company Index Fund is to offer long-term capital growth by approximating the performance of the Russell 2500™ Index.

•	The investment objective of the Vantagepoint Overseas Equity Index Fund is to offer long-term capital growth and diversification by approximating the performance of the MSCI EAFE Index (Net).

Derivatives Performance

The 500 Stock Index Fund, Broad Market Index Fund, Mid/Small Company Index Fund, and Overseas Equity Index Fund used futures to obtain or adjust investment exposure to equity issues when it was believed that using futures would be more efficient or cost effective than trading in the securities directly. The use of futures did not have a material impact on the performance of the Index Funds.

Portfolio Turnover

The Core Bond Index Fund’s portfolio turnover rate was 122.59%, which is lower than the Fund’s turnover rate of 160% in 2014. Turnover in excess of 100% was primarily due to To-Be-Announced transactions within the Fund to seek to maintain mortgage related exposure similar to that of the market benchmark.

Vantagepoint Core Bond Index Fund

Average Annual Total Returns for the periods ended December 31, 2015*

	T SHARES	CLASS I SHARES	CLASS II SHARES
One Year	0.38%	0.04%	0.33%
Five Years	2.94%	2.79%	3.00%
Ten Years	4.13%	4.05%	4.27%

Class Inception Date	March 1, 2013	June 2, 1997	April 5, 1999

*	Management’s Discussion of Fund Performance describes the performance of the Fund’s Class I and Class II Shares. In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Class I Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares.

Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

The Fund’s market benchmark, the Barclays U.S. Aggregate Bond Index, consists of investment-grade U.S. fixed income securities. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. Securities held by the Fund may differ from those in the index.

Vantagepoint 500 Stock Index Fund | Sector Allocation as of December 31, 2015 (% of Total Investments)

Utilities 3%
Telecommunication Services 2%
Materials 3%
Information Technology 21%
Industrials 10%
Health Care 15%
Consumer Discretionary 13%
Consumer Staples 10%
Energy 6%
Financials 17%

The primary source of sector allocation classification is FactSet. Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint 500 Stock Index Fund — Class I Shares vs. S&P 500 Index

Growth of $10,000 Invested December 31, 2005*

$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Vantagepoint 500 Stock Index Fund — Class I Shares
S&P 500 Index (no fees, taxes, or expenses)
$20,242
$19,440
Dec 31, 2005
Jun 30, 2006
Dec 31, 2006
Jun 30, 2007
Dec 31, 2007
Jun 30, 2008
Dec 31, 2008
Jun 30, 2009
Dec 31, 2009
Jun 30, 2010
Dec 31, 2010
Jun 30, 2011
Dec 31, 2011
Jun 30, 2012
Dec 31, 2012
Jun 30, 2013
Dec 31, 2013
Jun 30, 2014
Dec 31, 2014
Jun 30, 2015
Dec 31, 2015

Source for Benchmark Returns: Morningstar®

Vantagepoint 500 Stock Index Fund

Average Annual Total Returns for the periods ended December 31, 2015*

	T SHARES	CLASS I SHARES	CLASS II SHARES
One Year	1.25%	0.94%	1.23%
Five Years	12.29%	12.12%	12.37%
Ten Years	6.95%	6.87%	7.11%

Class Inception Date	March 1, 2013	June 2, 1997	April 5, 1999

*	Management’s Discussion of Fund Performance describes the performance of the Fund’s Class I and Class II Shares. In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Class I Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares.

Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

The Fund’s market benchmark, the S&P 500 Index, consists of 500 companies representing larger capitalization stocks traded in the U.S. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading.

Vantagepoint Broad Market Index Fund | Sector Allocation as of December 31, 2015 (% of Total Investments)

Utilities 3%
Telecommunication Services 2%
Materials 3%
Consumer Discretionary 13%
Consumer Staples 9%
Information Technology 20%
Energy 6%
Industrials 11%
Financials 18%
Health Care 15%

The primary source of sector allocation classification is FactSet. Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Broad Market Index Fund — Class I Shares vs. Russell 3000® Index

Growth of $10,000 Invested December 31, 2005*

Vantagepoint Broad Market Index Fund — Class I Shares
Russell 3000® Index (no fees, taxes, or expenses)
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$20,333
$19,887
Dec 31, 2005
Jun 30, 2006
Dec 31, 2006
Jun 30, 2007
Dec 31, 2007
Jun 30, 2008
Dec 31, 2008
Jun 30, 2009
Dec 31, 2009
Jun 30, 2010
Dec 31, 2010
Jun 30, 2011
Dec 31, 2011
Jun 30, 2012
Dec 31, 2012
Jun 30, 2013
Dec 31, 2013
Jun 30, 2014
Dec 31, 2014
Jun 30, 2015
Dec 31, 2015

Source for Benchmark Returns: Morningstar®

Vantagepoint Broad Market Index Fund

Average Annual Total Returns for the periods ended December 31, 2015*

	T SHARES	CLASS I SHARES	CLASS II SHARES
One Year	0.39%	0.15%	0.38%
Five Years	11.91%	11.75%	11.98%
Ten Years	7.19%	7.12%	7.33%

Class Inception Date	March 1, 2013	October 1, 1994	April 5, 1999

*	Management’s Discussion of Fund Performance describes the performance of the Fund’s Class I and Class II Shares. In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Class I Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares.

Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

The Fund’s market benchmark index is the Russell 3000® Index which includes, and measures the performance of, the largest 3,000 U.S. publicly traded companies based on market capitalization, representing a substantial portion of the investable U.S. equity market. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. Securities held by the Fund may differ from those in the index.

Vantagepoint Mid/Small Company Index Fund | Sector Allocation as of December 31, 2015 (% of Total Investments)

Utilities 5%
Telecommunication Services 1%
Materials 6%
Information Technology 15%
Industrials 14%
Health Care 13%
Consumer Discretionary 14%
Consumer Staples 3%
Energy 3%
Financials 26%

The primary source of sector allocation classification is FactSet. Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Mid/Small Company Index Fund — Class I Shares vs. Russell 2500™ Index

Growth of $10,000 Invested December 31, 2005*

Vantagepoint Mid/Small Company Index Fund — Class I Shares
Russell 2500™ Index (no fees, taxes, or expenses)
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$20,757
$20,717
Dec 31, 2005
Jun 30, 2006
Dec 31, 2006
Jun 30, 2007
Dec 31, 2007
Jun 30, 2008
Dec 31, 2008
Jun 30, 2009
Dec 31, 2009
Jun 30, 2010
Dec 31, 2010
Jun 30, 2011
Dec 31, 2011
Jun 30, 2012
Dec 31, 2012
Jun 30, 2013
Dec 31, 2013
Jun 30, 2014
Dec 31, 2014
Jun 30, 2015
Dec 31, 2015

Source for Benchmark Returns: Morningstar®

Vantagepoint Mid/Small Company Index Fund

Average Annual Total Returns for the periods ended December 31, 2015*

	T SHARES	CLASS I SHARES	CLASS II SHARES
One Year	–3.00%	–3.20%	–3.03%
Five Years	10.09%	9.95%	10.18%
Ten Years	7.65%	7.58%	7.80%

Class Inception Date	March 1, 2013	June 2, 1997	April 5, 1999

*	Management’s Discussion of Fund Performance describes the performance of the Fund’s Class I and Class II Shares. In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Class I Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares.

Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

The Fund’s market benchmark is the Russell 2500™ Index which measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500™ Index is a subset of the Russell 3000® Index, and includes approximately 2,500 of the smallest securities in the Russell 3000® Index, based on a combination of their market capitalization and current index membership. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading.

Vantagepoint Overseas Equity Index Fund | Country Allocation as of December 31, 2015 (% of Net Assets)

Other* 10%
Australia 7%
France 9%
United Kingdom 19%
Germany 9%
Hong Kong 3%
Italy 2%
Switzerland 9%
Sweden 3%
Japan 23%
Spain 3%
Netherlands 3%

**Other represents countries not listed with under a 2.0% individual weighting.*
The primary source of country allocation classification is FactSet. Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Overseas Equity Index Fund — Class I Shares vs. MSCI EAFE Index (Net)

Growth of $10,000 Invested December 31, 2005*

$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
Vantagepoint Overseas Equity Index Fund — Class I Shares
MSCI EAFE Index (Net) (no fees, taxes, or expenses)
$13,479
$12,904
Dec 31, 2005
Jun 30, 2006
Dec 31, 2006
Jun 30, 2007
Dec 31, 2007
Jun 30, 2008
Dec 31, 2008
Jun 30, 2009
Dec 31, 2009
Jun 30, 2010
Dec 31, 2010
Jun 30, 2011
Dec 31, 2011
Jun 30, 2012
Dec 31, 2012
Jun 30, 2013
Dec 31, 2013
Jun 30, 2014
Dec 31, 2014
Jun 30, 2015
Dec 31, 2015

Source for Benchmark Returns: Morningstar®

Vantagepoint Overseas Equity Index Fund

Average Annual Total Returns for the periods ended December 31, 2015*

	T SHARES	CLASS I SHARES	CLASS II SHARES
One Year	–1.23%	–1.50%	–1.21%
Five Years	3.30%	3.15%	3.37%
Ten Years	2.66%	2.58%	2.79%

Class Inception Date	March 1, 2013	June 2, 1997	April 5, 1999

*	Management’s Discussion of Fund Performance describes the performance of the Fund’s Class I and Class II Shares. In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Class I Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares.

Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

The Fund’s market benchmark, the MSCI Europe Australasia Far East (EAFE) Index (Net), is a free float-adjusted market capitalization index of equity securities that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada and approximates the minimum possible dividend reinvestment after deduction of withholding tax according to MSCI Barra’s methodology. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading.

Vantagepoint Model Portfolio Conservative Growth Fund

Summary of Performance

•	The Vantagepoint Model Portfolio Conservative Growth Fund (the “Fund”) Investor M Shares lost 1.76% in 2015.

•	The Fund’s market benchmark, the Barclays U.S. Intermediate Aggregate Bond Index (“Barclays Index”), gained 1.21%.

•	The Fund’s peer group benchmark, the Morningstar Conservative Allocation Funds Average, a group of mutual funds with similar investment objectives, lost 2.32%.

•	The Fund’s custom benchmark, which is composed of the BofA Merrill Lynch 1-3 Year US Corporate & Government Index, the Barclays U.S. Aggregate Bond Index, the Barclays U.S. TIPS Index (Series-L), the S&P 500 Index, the Russell 2000 Index and the MSCI ACWI Index ex USA Index (Net), in weighted percentages corresponding to the historical target allocations for the asset classes these indexes represent, gained 0.44%.

•	The Fund’s former custom benchmark, which was composed of the Barclays Index, and the S&P 500 Index, in weighted percentages corresponding to the historical target allocations for the asset classes these indexes represent, gained 1.58%.

Commentary

The investment objective of the Fund is to offer reasonable current income and capital preservation, with modest potential for capital growth. The Fund invests in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds (“ETFs”) to seek to obtain exposure to approximately 61% fixed income investments, 30% equity investments, and 9% multi-strategy investments. Multi-strategy investments generally include asset classes and strategies that seek to provide additional diversification from traditional stocks and bonds. Examples may include convertible securities, derivative-based strategies and REITs, among others.

Overall Performance

The Model Portfolio Conservative Growth Fund’s performance reflected the generally negative returns of the U.S. equity market, high yield fixed income securities (“junk bonds”), and TIPS, and the modest positive returns of shorter-duration and intermediate-duration U.S. fixed income market securities. The following is the performance of the T Shares of the underlying Vantagepoint Funds and the performance of the third party emerging markets ETF: Growth Fund – 4.60%; Growth & Income Fund – 0.00%; Discovery Fund – (7.86%); Equity Income Fund – (7.32%); Select Value Fund (6.69%); Aggressive Opportunities Fund – (2.27%); International Fund – (1.81%); Diversifying Strategies Fund – (1.61%); High Yield Fund – (4.99%); Inflation Focused Fund – 1.61%; Core Bond Index Fund – 0.38%; Low Duration Bond Fund – 0.32%; and the third party emerging markets ETF – (15.35%). For more information on the performance of the underlying Vantagepoint Funds, please refer to each Fund’s commentary within this report.

Performance Relative to the Market Benchmark

The Fund’s underperformance relative to its market benchmark primarily resulted from its allocations to the underlying equity funds, as equity funds generally underperformed fixed income funds, with the exception of the Growth Fund, and its exposures to the underlying fixed income funds, multi-strategy fund, and the third party emerging market ETF. Fixed income funds with shorter-duration securities, inflation protected securities, and high yield securities generally underperformed intermediate-duration and higher quality securities held in the benchmark.

Performance Relative to the Peer Group

The Fund’s outperformance relative to its peer group benchmark primarily resulted from the Fund’s exposure to growth oriented equity securities as growth oriented equity securities generally outperformed value oriented securities.

Performance Relative to the Custom Benchmark

The Fund’s underperformance relative to its custom benchmark resulted from each of the underlying funds, with the exception of the Growth Fund and International Fund, underperforming its respective asset class index in the custom benchmark.

Performance Relative to the Former Custom Benchmark

The Fund’s underperformance relative to its former custom benchmark primarily resulted from each of the underlying funds, with the exception of the Growth Fund, underperforming its respective asset class index in the custom benchmark.

Vantagepoint Model Portfolio Conservative Growth Fund | Underlying Fund Allocation as of December 31, 2015 (% of Net Assets)

Vantagepoint International Fund 6%
Vantagepoint Discovery Fund 1%
Vantagepoint Aggressive Opportunities Fund 1%
Vantagepoint Select Value Fund 3%
Vantagepoint Growth Fund 5%
Vantagepoint Growth & Income Fund 7%
Vantagepoint Equity Income Fund 7%
Vantagepoint Diversifying Strategies Fund 7%
Vantagepoint High Yield Fund 10%
Vanguard FTSE Emerging Markets ETF 1%
Vantagepoint Low Duration Bond Fund 28%
Vantagepoint Core Bond Index Fund 16%
Vantagepoint Inflation Focused Fund 8%

Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Model Portfolio Conservative Growth Fund — Investor M Shares vs. Barclays U.S. Intermediate Aggregate Bond Index, Custom Benchmark and Former Custom Benchmark

Growth of $10,000 Invested December 31, 2005*

$18,000
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
Vantagepoint Model Portfolio Conservative Growth Fund — Investor M Shares
Barclays U.S. Intermediate Aggregate Bond Index (no fees, taxes, or expenses)
Custom Benchmark (no fees, taxes, or expenses)
Former Custom Benchmark (no fees, taxes, or expenses)
$17,480
$17,312
$15,182
$15,179
Dec 31, 2005
Jun 30, 2006
Dec 31, 2006
Jun 30, 2007
Dec 31, 2007
Jun 30, 2008
Dec 31, 2008
Jun 30, 2009
Dec 31, 2009
Jun 30, 2010
Dec 31, 2010
Jun 30, 2011
Dec 31, 2011
Jun 30, 2012
Dec 31, 2012
Jun 30, 2013
Dec 31, 2013
Jun 30, 2014
Dec 31, 2014
Jun 30, 2015
Dec 31, 2015

Source for Benchmark Returns: Morningstar®

Vantagepoint Model Portfolio Conservative Growth Fund

Average Annual Total Returns for the periods ended December 31, 2015*

	INVESTOR M SHARES	TM SHARES
One Year	–1.76%	–1.51%
Five Years	4.38%	4.53%
Ten Years	4.26%	4.34%

Class Inception Date	April 1, 1996	March 1, 2013

*	Management’s Discussion of Fund Performance describes the performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares.

Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

The Fund’s market benchmark, the Barclays U.S. Intermediate Aggregate Bond Index (the Barclays Index), consists of investment-grade U.S. fixed income securities with maturities of 1 to 10 years. The Fund’s custom benchmark is comprised of the BofA Merrill Lynch 1-3 Year US Corporate & Government Index, Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation-Protected Securities Index (Series-L), S&P 500 Index, Russell 2000® Index, and MSCI ACWI ex USA Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations. The Fund’s former custom benchmark was comprised of two underlying indexes (the Barclays U.S. Intermediate Aggregate Bond Index and S&P 500 Index) and also tracked the historical target allocations. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. A fund’s exposure, through the underlying funds, to specific securities (or types of securities) may differ significantly from the securities held in the indexes.

Vantagepoint Model Portfolio Traditional Growth Fund

Summary of Performance

•	The Vantagepoint Model Portfolio Traditional Growth Fund (the “Fund”) Investor M Shares lost 2.06% in 2015.

•	The Fund’s market benchmark, the S&P 500 Index, gained 1.38%.

•	The Fund’s peer group benchmark, the Morningstar Moderate Allocation Funds Average, a group of mutual funds with similar investment objectives, lost 1.93%.

•	The Fund’s custom benchmark, which is composed of the BofA Merrill Lynch 1-3 Year US Corporate & Government Index, the Barclays U.S. Aggregate Bond Index, the Barclays U.S. TIPS Index (Series-L), the S&P 500 Index, the Russell 2000 Index and the MSCI ACWI Index ex USA Index (Net), in weighted percentages corresponding to the historical target allocations for the asset classes these indexes represent, gained 0.31%.

•	The Fund’s former custom benchmark, which was composed of the S&P 500 Index and the Barclays U.S. Intermediate Aggregate Bond Index, in weighted percentages corresponding to the historical target allocations for the asset classes these indexes represent, gained 1.64%.

Commentary

The Fund’s investment objective is to offer moderate capital growth and reasonable current income. The Fund invests in a combination of other Vantagepoint Funds and one or more third party ETFs to seek to obtain exposure to approximately 34% fixed income investments, 54% equity investments, and 12% multi-strategy investments. Multi-strategy investments generally include asset classes and strategies that seek to provide additional diversification from traditional stocks and bonds. Examples may include convertible securities, derivative-based strategies, and REITs, among others.

Overall Performance

The Model Portfolio Traditional Growth Fund’s performance reflected the generally negative returns of the U.S. equity market, high yield fixed income securities (“junk bonds”), and Treasury inflation protected securities, and the modest positive returns of shorter-duration U.S. fixed income market securities. The following is the performance of the T Shares of the underlying Vantagepoint Funds and the performance of the third party emerging markets ETF: Growth Fund

– 4.60%; Growth & Income Fund – 0.00%; Discovery Fund – (7.86%); Equity Income Fund – (7.32%); Select Value Fund – (6.69%); Aggressive Opportunities Fund – (2.27%); International Fund – (1.81%); Diversifying Strategies Fund – (1.61%); High Yield Fund – (4.99%); Inflation Focused Fund – (1.61%); Core Bond Index Fund – 0.38%; Low Duration Bond Fund – 0.32%; and the third party emerging markets ETF – (15.35%). For more information on the performance of the underlying Vantagepoint Funds, please refer to each Fund’s commentary within this report.

Performance Relative to the Market Benchmark

The Fund’s underperformance relative to its U.S. large-capitalization equity market benchmark primarily resulted from each underlying equity fund, with the exception of the Growth Fund underperforming the market benchmark as funds with mid- and smaller-capitalization securities, and funds with value-oriented equity securities, generally underperformed the Fund’s market benchmark. In addition, the Fund’s allocation to fixed income funds and the multi-strategy fund detracted from performance as each underlying fixed income fund and the multi-strategy fund underperformed the Fund’s equity market benchmark. The Fund’s allocation to the third party emerging markets ETF trailed the market benchmark.

Performance Relative to the Peer Group

The Fund’s underperformance relative to its peer group benchmark primarily resulted from higher allocations within the underlying equity funds to non-U.S. holdings and higher allocations to small-capitalization and mid-capitalization securities, which underperformed large-capitalization securities.

Performance Relative to the Custom Benchmark

The Fund’s underperformance relative to its custom benchmark resulted from each of the underlying funds, with the exception of the Growth Fund and International Fund, underperforming its respective asset class index in the custom benchmark.

Performance Relative to the Former Custom Benchmark

The Fund’s underperformance relative to its custom benchmark resulted from each of the underlying funds, with the exception of the Growth Fund, underperforming its respective asset class index in the custom benchmark.

Vantagepoint Model Portfolio Traditional Growth Fund | Underlying Fund Allocation as of December 31, 2015 (% of Net Assets)

Vanguard FTSE Emerging Markets ETF 2%
Vantagepoint International Fund 11%
Vantagepoint Discovery Fund 2%
Vantagepoint Aggressive Opportunities Fund 3%
Vantagepoint Select Value Fund 4%
Vantagepoint Growth Fund 10%
Vantagepoint Growth & Income Fund 13%
Vantagepoint Low Duration Bond Fund 10%
Vantagepoint Core Bond Index Fund 16%
Vantagepoint Inflation Focused Fund 3%
Vantagepoint High Yield Fund 5%
Vantagepoint Diversifying Strategies Fund 10%
Vantagepoint Equity Income Fund 11%

Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Model Portfolio Traditional Growth Fund — Investor M Shares vs. S&P 500 Index, Custom Benchmark and Former Custom Benchmark | Growth of $10,000 Invested December 31, 2005*

$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
Vantagepoint Model Portfolio Traditional Growth Fund — Investor M Shares
S&P 500 Index (no fees, taxes, or expenses)
Custom Benchmark (no fees, taxes, or expenses)
Former Custom Benchmark (no fees, taxes, or expenses)
$20,242
$18,612
$18,320
$16,131
Dec 31, 2005
Jun 30, 2006
Dec 31, 2006
Jun 30, 2007
Dec 31, 2007
Jun 30, 2008
Dec 31, 2008
Jun 30, 2009
Dec 31, 2009
Jun 30, 2010
Dec 31, 2010
Jun 30, 2011
Dec 31, 2011
Jun 30, 2012
Dec 31, 2012
Jun 30, 2013
Dec 31, 2013
Jun 30, 2014
Dec 31, 2014
Jun 30, 2015
Dec 31, 2015

Source for Benchmark Returns: Morningstar®

Vantagepoint Model Portfolio Traditional Growth Fund

Average Annual Total Returns for the periods ended December 31, 2015*

	INVESTOR M SHARES	TM SHARES
One Year	–2.06%	–1.84%
Five Years	5.91%	6.06%
Ten Years	4.90%	4.97%

Class Inception Date	April 1, 1996	March 1, 2013

*	Management’s Discussion of Fund Performance describes the performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares.

Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

The Fund’s market benchmark, the S&P 500 Index, is an index consisting of 500 companies representing larger capitalization stocks traded in the U.S. The Fund’s custom benchmark is comprised of the BofA Merrill Lynch 1-3 Year US Corporate & Government Index, Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation-Protected Securities Index (Series-L), S&P 500 Index, Russell 2000® Index, and MSCI ACWI ex USA Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations. The Fund’s former custom benchmark was comprised of two underlying indexes (the Barclays U.S. Intermediate Aggregate Bond Index and S&P 500 Index) and also tracked the historical target allocations. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. A fund’s exposure, through the underlying funds, to specific securities (or types of securities) may differ significantly from the securities held in the indexes.

Vantagepoint Model Portfolio Long-Term Growth Fund

Summary of Performance

•	The Vantagepoint Model Portfolio Long-Term Growth Fund (the “Fund”) Investor M Shares lost 2.61% in 2015.

•	The Fund’s market benchmark, the S&P 500 Index, gained 1.38%.

•	The Fund’s peer group, the Morningstar Aggressive Allocation Funds Average, a group of mutual funds with similar investment objectives, lost 2.77%.

•	The Fund’s custom benchmark, which is composed of the BofA Merrill Lynch 1-3 Year US Corporate & Government Index, the Barclays U.S. Aggregate Bond Index, the S&P 500 Index, the Russell 2000 Index and the MSCI ACWI Index ex USA Index (Net), in weighted percentages corresponding to the historical target allocations for the asset classes these indexes represent, gained 0.14%.

•	The Fund’s former custom benchmark, which was composed of the S&P 500 Index and the Barclay U.S. Intermediate Aggregate Bond Index, in weighted percentages corresponding to the historical target allocations for the asset classes these indexes represent, gained 1.57%.

Commentary

The investment objective of the Fund is to offer high long-term capital growth and modest current income. The Fund invests in a combination of other Vantagepoint Funds and one or more third party ETFs to seek to obtain exposure to approximately 15% fixed income investments, 72% equity investments, and 13% multi-strategy investments. Multi-strategy investments generally include asset classes and strategies that seek to provide additional diversification from traditional stocks and bonds. Examples may include convertible securities, derivative-based strategies, and REITs, among others.

Overall Performance

The Model Portfolio Long-Term Growth Fund’s performance reflected the generally negative returns of the U.S. equity market and high yield fixed income securities (“junk bonds”), and the modest positive returns of intermediate-duration U.S. fixed income market securities. The following is the performance of the T Shares of the underlying Vantagepoint Funds and the performance of the third party emerging markets ETF: Growth Fund

– 4.60%; Growth & Income Fund – 0.00%; Discovery Fund – (7.86%); Equity Income Fund – (7.32%); Select Value Fund – (6.69%); Aggressive Opportunities Fund

– (2.27%); International Fund – (1.81%); Diversifying Strategies Fund – (1.61%); High Yield Fund – (4.99%); Core Bond Index Fund – 0.38%; and the third party emerging markets ETF – (15.35%). For more information on the performance of the underlying Vantagepoint Funds, please refer to each Fund’s commentary within this report.

Performance Relative to the Market Benchmark

The Fund’s underperformance relative to its U.S. large-capitalization equity market benchmark primarily resulted from each underlying equity fund, with the exception of the Growth Fund, underperforming the market benchmark as funds with mid- and smaller-capitalization securities, and funds with value-oriented equity securities, generally underperformed the Fund’s market benchmark. In addition, the Fund’s allocation to fixed income funds and the multi-strategy fund detracted from performance as each underlying fixed income fund and the multi-strategy fund underperformed the Fund’s equity market benchmark. The Fund’s allocation to the third party emerging markets ETF trailed the market benchmark.

Performance Relative to the Peer Group

The Fund’s outperformance relative to its peer group benchmark primarily resulted from the Fund’s exposure to growth oriented equity securities as growth oriented equity securities generally outperformed value oriented securities.

Performance Relative to the Custom Benchmark

The Fund’s underperformance relative to its custom benchmark resulted from each of the underlying funds, with the exception of the Growth Fund and International Fund, underperforming its respective asset class index in the custom benchmark.

Performance Relative to the Former Custom Benchmark

The Fund’s underperformance relative to its custom benchmark primarily resulted from each of the underlying funds, with the exception of the Growth Fund, underperforming its respective asset class index in the custom benchmark.

Vantagepoint Model Portfolio Long-Term Growth Fund | Underlying Fund Allocation as of December 31, 2015 (% of Net Assets)

Vanguard FTSE Emerging Markets ETF 2%
Vantagepoint International Fund 16%
Vantagepoint Discovery Fund 3%
Vantagepoint Aggressive Opportunities Fund 5%
Vantagepoint Select Value Fund 7%
Vantagepoint Growth Fund 11%
Vantagepoint Core Bond Index Fund 12%
Vantagepoint High Yield Fund 3%
Vantagepoint Diversifying Strategies Fund 11%
Vantagepoint Equity Income Fund 15%
Vantagepoint Growth & Income Fund 16%

Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Model Portfolio Long-Term Growth Fund — Investor M Shares vs. S&P 500 Index, Custom Benchmark and Former Custom Benchmark | Growth of $10,000 Invested December 31, 2005*

Vantagepoint Model Portfolio Long-Term Growth Fund — Investor M Shares
S&P 500 Index (no fees, taxes, or expenses)
Custom Benchmark (no fees, taxes, or expenses)
Former Custom Benchmark (no fees, taxes, or expenses)
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$20,242
$19,507
$18,953
$16,734
Dec 31, 2005
Jun 30, 2006
Dec 31, 2006
Jun 30, 2007
Dec 31, 2007
Jun 30, 2008
Dec 31, 2008
Jun 30, 2009
Dec 31, 2009
Jun 30, 2010
Dec 31, 2010
Jun 30, 2011
Dec 31, 2011
Jun 30, 2012
Dec 31, 2012
Jun 30, 2013
Dec 31, 2013
Jun 30, 2014
Dec 31, 2014
Jun 30, 2015
Dec 31, 2015

Source for Benchmark Returns: Morningstar®

Vantagepoint Model Portfolio Long-Term Growth Fund

Average Annual Total Returns for the periods ended December 31, 2015*

	INVESTOR M SHARES	TM SHARES
One Year	–2.61%	–2.38%
Five Years	6.84%	6.99%
Ten Years	5.28%	5.36%

Class Inception Date	April 1, 1996	March 1, 2013

*	Management’s Discussion of Fund Performance describes the performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares.

Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

The Fund’s market benchmark, the S&P 500 Index, is an index consisting of 500 companies representing larger capitalization stocks traded in the U.S. The Fund’s custom benchmark is comprised of the BofA Merrill Lynch 1-3 Year US Corporate & Government Index, Barclays U.S. Aggregate Bond Index, S&P 500 Index, Russell 2000® Index, and MSCI ACWI ex USA Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations. The Fund’s former custom benchmark was comprised of two underlying indexes (the Barclays U.S. Intermediate Aggregate Bond Index and S&P 500 Index) and also tracked the historical target allocations. An index is not available for direct investment, is unmanaged and does not reflect the costs of portfolio management or trading. A fund’s exposure, through the underlying funds, to specific securities (or types of securities) may differ significantly from the securities held in the indexes.

Vantagepoint Model Portfolio Global Equity Growth Fund

(formerly the Model Portfolio All-Equity Growth Fund)

Summary of Performance

•	The Vantagepoint Model Portfolio Global Equity Growth (the “Fund”) Investor M Shares lost 3.93% in 2015.

•	The Fund’s market benchmark, the MSCI ACWI Index (Net), lost 2.36%.

•	The Fund’s former market benchmark, the S&P 500 Index, gained 1.38%.

•	The Fund’s peer group, the Morningstar World Stock Average, a group of mutual funds with similar investment objectives, lost 1.69%.

•	The Fund’s custom benchmark, which is composed of the S&P 500 Index, the Russell 2000 Index and the MSCI ACWI ex USA Index (Net), in weighted percentages corresponding to the historical target allocations for the asset classes these indexes represent, lost 2.44%.

•	The Fund’s former custom benchmark, which was composed of the S&P 500 Index and the MSCI EAFE Index (Net), in weighted percentages corresponding to the historical target allocations for the asset classes these indexes represent, lost 1.20%

Commentary

The investment objective of the Fund is to offer high long-term capital growth. The Fund invests, under normal circumstances, 100% of its net assets in equity Funds by investing in a combination of other Vantagepoint Funds and one or more third party ETFs whose assets are invested, under normal circumstances, at least 80% in equity securities (common and preferred stock) or instruments that provide equity exposure. The Fund expects to have significant exposure to non-U.S. securities.

Overall Performance

The Model Portfolio Global Equity Growth Fund’s total performance reflected the generally negative returns of the U.S. equity market, non-U.S developed market equity securities for U.S. investors, and developing market equity securities, and the increased value of the U.S. dollar relative to non-U.S. currencies, which reduces return to U.S. investors from non-U.S. dollar denominated securities. The following is the performance of the T Shares of the underlying Vantagepoint Funds and the performance of the third party emerging markets ETF: Growth Fund – 4.60%; Growth & Income Fund – 0.00%; Discovery Fund – (7.86%); Equity Income Fund – (7.32%); Select Value Fund – (6.69%); Aggressive Opportunities Fund – (2.27%); International Fund – (1.81%); Overseas Equity Index Fund – (1.23%); and the third party emerging markets ETF – (15.35%). For more information on the performance of the underlying Vantagepoint Funds, please refer to each Fund’s commentary within this report.

Performance Relative to the Market Benchmark

The Fund’s underperformance relative to its market benchmark primarily resulted from the Equity Income Fund, Select Value Fund, Discovery Fund, and the third-party emerging markets ETF underperforming the market benchmark as funds with mid- and smaller-capitalization securities, and funds with value-oriented equity securities, and emerging market securities generally underperformed the Fund’s market benchmark.

Performance Relative to the Former Market Benchmark

The Fund’s underperformance relative to its U.S. large-capitalization equity former market benchmark primarily resulted from each underlying equity fund, with the exception of the Growth Fund, underperforming the market benchmark as funds with mid- and smaller-capitalization securities, and funds with value-oriented equity securities, generally underperformed the Fund’s market benchmark. The Fund’s allocation to the third party emerging markets ETF trailed the market benchmark.

Performance Relative to the Peer Group

The Fund’s underperformance relative to its peer group benchmark primarily resulted from higher allocations to non-U.S. holdings and higher allocations within the large-capitalization equity funds to mid-capitalization securities, which underperformed large-capitalization securities.

Performance Relative to the Custom Benchmark

The Fund’s underperformance relative to its custom benchmark primarily resulted from each of the underlying funds underperforming their respective index in the custom benchmark with the exception of the Growth Fund, International Fund, and Overseas Equity Index Fund.

Performance Relative to the Former Custom Benchmark

The Fund’s underperformance relative to its former custom benchmark primarily resulted from each of the underlying funds, with the exception of the Growth Fund, underperforming their respective index in the custom benchmark.

Vantagepoint Model Portfolio Global Equity Growth Fund

Average Annual Total Returns for the periods ended December 31, 2015*

	INVESTOR M SHARES	TM SHARES
One Year	–3.93%	–3.68%
Five Years	8.07%	8.23%
Ten Years	5.44%	5.52%

Class Inception Date	October 1, 2000	March 1, 2013

*	Management’s Discussion of Fund Performance describes the performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares.

Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

On August 25, 2015, the Fund changed its benchmark to the MSCI ACWI Index (Net), a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of large and mid-cap segments of developed and emerging markets, excluding the U.S. The net version of this index reinvests dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. The Fund’s former benchmark was the S&P 500 Index which consists of 500 companies representing larger capitalization stocks traded in the U.S. The Fund’s custom benchmark is comprised of the S&P 500 Index, Russell 2000® Index, and MSCI ACWI ex USA Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations. The Fund’s former custom benchmark was comprised of two underlying indexes (the S&P 500 Index and the MSCI EAFE Index (Net)) and also tracked the historical target allocations. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. A fund’s exposure, through the underlying funds, to specific securities (or types of securities) may differ significantly from the securities held in the indexes.

Vantagepoint Milestone Retirement Income Fund

Summary of Performance

•	The Vantagepoint Milestone Retirement Income Fund (the “Fund”) Investor M Shares lost 1.54% in 2015.

•	The Fund’s market benchmark, the Barclays U.S. Intermediate Aggregate Bond Index (“Barclays Index”), gained 1.21%.

•	The Fund’s peer group, the Morningstar Retirement Income Funds Average, a group of mutual funds with similar investment objectives, lost 1.50%.

•	The Fund’s custom benchmark, which is composed of the BofA Merrill Lynch 1-3 Year US Corporate & Government Index, the Barclays U.S. Aggregate Bond Index, the Barclays U.S. TIPS Index (Series-L), the S&P 500 Index, the Russell 2000 Index and the MSCI ACWI Index ex USA Index (Net), in weighted percentages corresponding to the historical target allocations for the asset classes these indexes represent, gained 0.19%.

•	The Fund’s former custom benchmark, which was composed of the Barclays Index and the S&P 500 Index, in weighted percentages corresponding to the historical target allocations for the asset classes these indexes represent, gained 1.58%.

Commentary

The investment objective of the Fund is to seek to offer current income and opportunities for capital growth that have limited risk. The Fund invests in a combination of other Vantagepoint Funds and one or more third party ETFs to seek to obtain exposure to approximately 63% fixed income investments, 30% equity investments, and 7% multi-strategy investments. Multi-strategy investments generally include asset classes and strategies that seek to provide additional diversification from traditional stocks and bonds. Examples may include convertible securities, derivative-based strategies and REITs, among others.

Overall Performance

The Milestone Retirement Income Fund’s performance reflected the generally negative returns of the U.S. equity market, high yield fixed income securities (“junk bonds”), and Treasury inflation protected securities, and the modest positive returns of shorter-duration and intermediate-duration U.S. fixed income market securities. The following is the performance of the T Shares of the underlying Vantagepoint Funds and the performance of the third party emerging markets ETF: Growth Fund – 4.60%; Growth & Income Fund – 0.00%; Discovery

Fund – (7.86); Equity Income Fund – (7.32); Select Value Fund – (6.69%); Mid/Small Company Index Fund – (3.00%); Aggressive Opportunities Fund – (2.27%); International Fund – (1.81%); Diversifying Strategies Fund – (1.61%); Core Bond Index Fund – 0.38%; Low Duration Bond Fund – 0.32%; Inflation Focused Fund – (1.61%); High Yield Fund – (4.99%); and the third party emerging markets ETF – (15.35%). For more information on the performance of the underlying Vantagepoint Funds, please refer to each Fund’s commentary within this report.

Performance Relative to the Market Benchmark

The Fund’s underperformance relative to its fixed income market benchmark primarily resulted from its allocations to the underlying equity funds, as equity funds generally underperformed fixed income funds, with the exception of the Growth Fund, and its exposures to the underlying fixed income funds, multi-strategy fund, and the third party emerging markets ETF. Fixed income funds with shorter-duration securities, inflation protected securities, and high yield securities generally underperformed intermediate-duration and higher quality securities held in the benchmark.

Performance Relative to the Peer Group

The Fund’s underperformance relative to its peer group primarily resulted from the underlying equity funds’ exposure to small- and mid-capitalization securities as they generally underperformed large-capitalization securities, the overall performance of the underlying equity funds as well as performance of the underlying High Yield Fund. This underperformance was partially offset by underweight allocations to funds holding Treasury inflation protected securities.

Performance Relative to the Custom Benchmark

The Fund’s underperformance relative to its custom benchmark primarily resulted from each of the underlying funds, with the exception of Growth Fund, Mid/ Small Company Index Fund, and International Fund, underperforming its respective asset class index in the custom benchmark.

Performance Relative to the Former Custom Benchmark

The Fund’s underperformance relative to its former custom benchmark primarily resulted from each of the underlying funds, with the exception of the Growth Fund, underperforming its respective asset class index in the former custom benchmark.

Vantagepoint Milestone Retirement Income Fund | Underlying Fund Allocation as of December 31, 2015 (% of Net Assets)

Vantagepoint International Fund 7%
Vantagepoint Discovery Fund <1%
Vantagepoint Mid/Small Company Index Fund 3%
Vantagepoint Aggressive Opportunities Fund <1%
Vantagepoint Select Value Fund <1%
Vantagepoint Growth Fund 3%
Vantagepoint Growth & Income Fund 8%
Vantagepoint Equity Income Fund 7%
Vantagepoint Diversifying Strategies Fund 7%
Vantagepoint High Yield Fund 6%
Vanguard FTSE Emerging Markets ETF 1%
Vantagepoint Low Duration Bond Fund 26%
Vantagepoint Core Bond Index Fund 21%
Vantagepoint Inflation Focused Fund 11%

Due to rounding, pie chart allocations may not add up to 100%.

Vantagepoint Milestone Retirement Income Fund — Investor M Shares vs. Barclays U.S. Intermediate Aggregate Bond Index, Custom Benchmark and Former Custom Benchmark | Growth of $10,000 Invested December 31, 2005*

Vantagepoint Milestone Retirement Income Fund — Investor M Shares
Barclays U.S. Intermediate Aggregate Bond Index (no fees, taxes, or expenses)
Custom Benchmark (no fees, taxes, or expenses)
Former Custom Benchmark (no fees, taxes, or expenses)
$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$16,653
$16,283
$15,179
$14,543
Dec 31, 2005
Jun 30, 2006
Dec 31, 2006
Jun 30, 2007
Dec 31, 2007
Jun 30, 2008
Dec 31, 2008
Jun 30, 2009
Dec 31, 2009
Jun 30, 2010
Dec 31, 2010
Jun 30, 2011
Dec 31, 2011
Jun 30, 2012
Dec 31, 2012
Jun 30, 2013
Dec 31, 2013
Jun 30, 2014
Dec 31, 2014
Jun 30, 2015
Dec 31, 2015

Source for Benchmark Returns: Morningstar®

Vantagepoint Milestone Retirement Income Fund

Average Annual Total Returns for the periods ended December 31, 2015*

	INVESTOR M SHARES	TM SHARES
One Year	–1.54%	–1.28%
Five Years	3.48%	3.63%
Since Inception	3.82%	3.89%

Class Inception Date	January 3, 2005	March 1, 2013

*	Management’s Discussion of Fund Performance describes the performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares.

Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

The Fund’s market benchmark, the Barclays U.S. Intermediate Aggregate Bond Index (the Barclays Index), consists of investment-grade U.S. fixed income securities with maturities of 1 to 10 years. The Fund’s custom benchmark is comprised of the BofA Merrill Lynch 1-3 Year US Corporate & Government Index, Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation-Protected Securities Index (Series-L), S&P 500 Index, Russell 2000® Index, and MSCI ACWI ex USA Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations. The Fund’s former custom benchmark was comprised of two underlying indexes (the Barclays U.S. Intermediate Aggregate Bond Index and S&P 500 Index) and also tracked the historical target allocations. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. A fund’s exposure, through the underlying funds, to specific securities (or types of securities) may differ significantly from the securities held in the indexes.

Vantagepoint Milestone 2010 Fund

Summary of Performance

•	The Vantagepoint Milestone 2010 Fund (the “Fund”) Investor M Shares lost 1.57% in 2015.

•	The Fund’s market benchmark, the Barclays U.S. Intermediate Aggregate Bond Index (“Barclays Index”), gained 1.21%.

•	The Fund’s peer group, the Morningstar Target Date 2000-2010 Funds Average, a group of mutual funds with similar investment objectives, lost 1.18%.

•	The Fund’s custom benchmark, which is composed of the BofA Merrill Lynch 1-3 Year US Corporate & Government Index, the Barclays U.S. Aggregate Bond Index, the Barclays U.S. TIPS Index (Series-L), the S&P 500 Index, the Russell 2000 Index and the MSCI ACWI Index ex USA Index (Net), in weighted percentages corresponding to the historical target allocations for the asset classes these indexes represent, gained 0.21%.

•	The Fund’s former custom benchmark, which was composed of the Barclays Index and the S&P 500 Index, in weighted percentages corresponding to the historical target allocations for the asset classes these indexes represent, gained 1.61%.

Commentary

The Fund’s investment objective is to offer high total return consistent with its current asset allocation. The Fund invests in a combination of other Vantagepoint Funds and one or more third party ETFs using an asset allocation strategy designed for investors who retired in or around the year 2010 and would like to make gradual withdrawals from the Fund. The Fund invests in a combination of equity, fixed income, and multi-strategy investments that the Fund’s investment adviser believes to be appropriate. Multi-strategy investments generally include asset classes and strategies that seek to provide additional diversification from traditional stocks and bonds. Examples may include convertible securities, derivative-based strategies, and REITs, among others. As time elapses, the Fund’s allocation to equity and multi-strategy investments decreases and the Fund’s allocation to fixed income investments increases so that by June 30 of the year 2020 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 30% in equity funds, 63% in fixed income funds and 7% in the multi-strategy fund.

Overall Performance

The Milestone 2010 Fund’s performance reflected the generally negative returns of the U.S. equity market, high yield fixed income securities (“junk bonds”), and Treasury inflation protected securities, and the modest positive returns of shorter-duration and intermediate-duration U.S. fixed income market securities. The following is the performance of the T Shares of the underlying Vantagepoint Funds and the performance of the third party emerging markets ETF: Growth Fund – 4.60%; Growth & Income Fund – 0.00%; Discovery Fund – (7.86%); Equity Income Fund – (7.32%); Select Value Fund – (6.69%); Mid/Small Company Index Fund – (3.00%); Aggressive Opportunities Fund – (2.27%); International Fund – (1.81%); Diversifying Strategies Fund – (1.61%); Core Bond Index Fund – 0.38%; Low Duration Bond Fund – 0.32%; Inflation Focused Fund – (1.61%); High Yield Fund – (4.99%); and the third party emerging markets ETF – (15.35%). For more information on the performance of the underlying Vantagepoint Funds, please refer to each Fund’s commentary within this report.

Performance Relative to the Market Benchmark

The Fund’s underperformance relative to its fixed income market benchmark primarily resulted from its allocations to the underlying equity funds, as equity funds generally underperformed fixed income funds, with the exception of Growth Fund, and its exposures to the underlying fixed income funds, multi-strategy fund, and the third party emerging markets ETF. Fixed income funds with shorter-duration securities, inflation protected securities, and high yield securities generally underperformed intermediate-duration and higher quality securities held in the benchmark.

Performance Relative to the Peer Group

The Fund’s underperformance relative to its peer group primarily resulted from the underlying equity funds’ exposure to small- and mid-capitalization securities as they generally underperformed large-capitalization securities, the overall performance of the underlying equity funds as well as performance of the underlying High Yield Fund. This underperformance was partially offset by underweight allocations to funds holding Treasury inflation protected securities and non-U.S. equity securities.

Performance Relative to the Custom Benchmark

The Fund’s underperformance relative to its custom benchmark primarily resulted from each of the underlying funds, with the exception of the Growth Fund, Mid/ Small Company Index Fund, and International Fund, underperforming its respective asset class index in the custom benchmark.

Performance Relative to the Former Custom Benchmark

The Fund’s underperformance relative to its former custom benchmark primarily resulted from each of the underlying funds, with the exception of the Growth Fund, underperforming its respective asset class index in the former custom benchmark.

Vantagepoint Milestone 2010 Fund

Average Annual Total Returns for the periods ended December 31, 2015*

	INVESTOR M SHARES	TM SHARES
One Year	–1.57%	–1.31%
Five Years	4.78%	4.93%
Since Inception	4.45%	4.53%

Class Inception Date	January 3, 2005	March 1, 2013

*	Management’s Discussion of Fund Performance describes the performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares.

Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

The Fund’s market benchmark, the Barclays U.S. Intermediate Aggregate Bond Index (the Barclays Index), consists of investment-grade U.S. fixed income securities with maturities of 1 to 10 years. The Fund’s custom benchmark is comprised of the BofA Merrill Lynch 1-3 Year US Corporate & Government Index, Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation-Protected Securities Index (Series-L), S&P 500 Index, Russell 2000® Index, and MSCI ACWI ex USA Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations. The Fund’s former custom benchmark was comprised of two underlying indexes (the Barclays U.S. Intermediate Aggregate Bond Index and S&P 500 Index) and also tracked the historical target allocations. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. A fund’s exposure, through the underlying funds, to specific securities (or types of securities) may differ significantly from the securities held in the indexes.

Vantagepoint Milestone 2015 Fund

Summary of Performance

•	The Vantagepoint Milestone 2015 Fund (the “Fund”) Investor M Shares lost 1.75% in 2015.

•	The Fund’s market benchmark, the Barclays U.S. Intermediate Aggregate Bond Index (“Barclays Index”), gained 1.21%.

•	The Fund’s peer group, the Morningstar Target Date 2011–2015 Funds Average, a group of mutual funds with similar investment objectives, lost 1.34%.

•	The Fund’s custom benchmark, which is composed of the BofA Merrill Lynch 1-3 Year US Corporate & Government Index, the Barclays U.S. Aggregate Bond Index, the Barclays U.S. TIPS Index (Series-L), the S&P 500 Index, the Russell 2000 Index and the MSCI ACWI Index ex USA Index (Net), in weighted percentages corresponding to the historical target allocations for the asset classes these indexes represent, gained 0.15%.

•	The Fund’s former custom benchmark, which was composed of the Barclays Index and the S&P 500 Index, in weighted percentages corresponding to the historical target allocations for the asset classes these indexes represent, gained 1.64%.

Commentary

The Fund’s investment objective is to offer high total return consistent with its current asset allocation. The Fund invests in a combination of other Vantagepoint Funds and one or more third party ETFs using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2015. The Fund invests in a combination of equity, fixed income, and multi-strategy investments that the Fund’s investment adviser believes to be appropriate. Multi-strategy investments generally include asset classes and strategies that seek to provide additional diversification from traditional stocks and bonds. Examples may include convertible securities, derivative-based strategies, and REITs, among others. As time elapses, the Fund’s allocation to equity and multi-strategy investments decreases and the Fund’s allocation to fixed income investments increases so that by June 30 of the year 2025 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 30% in equity funds, 63% in fixed income funds, and 7% in the multi-strategy fund.

Overall Performance

The Milestone 2015 Fund’s performance reflected the generally negative returns of the U.S. equity market, high yield fixed income securities (“junk bonds”), and Treasury inflation protected securities, and the modest positive returns of shorter-duration and intermediate-duration U.S. fixed income market securities. The following is the performance of the T Shares of the underlying Vantagepoint Funds and the performance of the third party emerging markets ETF: Growth Fund – 4.60%; Growth & Income Fund – 0.00%; Discovery Fund – (7.86%); Equity Income Fund – (7.32%); Select Value Fund – (6.69%); Mid/Small Company Index Fund – (3.00%); Aggressive Opportunities Fund – (2.27%); International Fund – (1.81%); Diversifying Strategies Fund – (1.61%); Core Bond Index Fund – 0.38%; Low Duration Bond Fund – 0.32%; Inflation Focused Fund – (1.61%), High Yield Fund – (4.99%); and the third party emerging markets ETF – (15.35%). For more information on the performance of the underlying Vantagepoint Funds, please refer to each Fund’s commentary within this report.

Performance Relative to the Market Benchmark

The Fund’s underperformance relative to its fixed income market benchmark primarily resulted from its allocations to the underlying equity funds, as equity funds generally underperformed fixed income funds, with the exception of the Growth Fund, and its exposures to the underlying fixed income funds, multi-strategy fund, and the third party emerging markets ETF. Fixed income funds with shorter-duration securities, inflation protected securities, and high yield securities generally underperformed intermediate-duration and higher quality securities held in the benchmark.

Performance Relative to the Peer Group

The Fund’s underperformance relative to its peer group primarily resulted from the underlying equity funds’ exposure to small- and mid-capitalization securities as they generally underperformed large-capitalization securities, the overall performance of the underlying equity funds as well as performance of the underlying High Yield Fund. This underperformance was partially offset by underweight allocations to funds holding Treasury inflation protected securities and non-U.S. equity securities.

Performance Relative to the Custom Benchmark

The Fund’s underperformance relative to its custom benchmark primarily resulted from each of the underlying funds, with the exception of the Growth Fund, Mid/ Small Company Index Fund, and International Fund, underperforming its respective asset class index in the custom benchmark.

Performance Relative to the Former Custom Benchmark

The Fund’s underperformance relative to its former custom benchmark primarily resulted from each of the underlying funds, with the exception of the Growth Fund, underperforming its respective asset class index in the former custom benchmark.

Vantagepoint Milestone 2015 Fund

Average Annual Total Returns for the periods ended December 31, 2015*

	INVESTOR M SHARES	TM SHARES
One Year	–1.75%	–1.50%
Five Years	5.28%	5.42%
Ten Years	4.63%	4.71%

Class Inception Date	January 3, 2005	March 1, 2013

*	Management’s Discussion of Fund Performance describes the performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares.

Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

The Fund’s market benchmark, the Barclays U.S. Intermediate Aggregate Bond Index, consists of investment grade U.S. fixed income securities with maturities of 1 to 10 years. The Fund’s custom benchmark is comprised of the BofA Merrill Lynch 1-3 Year US Corporate & Government Index, Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation-Protected Securities Index (Series-L), S&P 500 Index, Russell 2000® Index, and MSCI ACWI ex USA Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations. The Fund’s former custom benchmark was comprised of two underlying indexes (the Barclays U.S. Intermediate Aggregate Bond Index and S&P 500 Index) and also tracked the historical target allocations. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. A fund’s exposure, through the underlying funds, to specific securities (or types of securities) may differ significantly from the securities held in the indexes.

Vantagepoint Milestone 2020 Fund

Summary of Performance

•	The Vantagepoint Milestone 2020 Fund (the “Fund”) Investor M Shares lost 1.89% in 2015.

•	The Fund’s market benchmark, the S&P 500 Index, gained 1.38%.

•	The Fund’s peer group benchmark, the Morningstar Target Date 2016-2020 Funds Average, a group of mutual funds with similar investment objectives, lost 1.57%.

•	The Fund’s custom benchmark, which is composed of the BofA Merrill Lynch 1-3 Year US Corporate & Government Index, the Barclays U.S. Aggregate Bond Index, the Barclays U.S. TIPS Index (Series-L), the S&P 500 Index, the Russell 2000 Index and the MSCI ACWI Index ex USA Index (Net), in weighted percentages corresponding to the historical target allocations for the asset classes these indexes represent, gained 0.09%.

•	The Fund’s former custom benchmark, which was composed of the S&P 500 Index and the Barclays U.S. Intermediate Aggregate Bond Index, in weighted percentages corresponding to the historical target allocations for the asset classes these indexes represent, gained 1.65%.

Commentary

The Fund’s investment objective is to offer high total return consistent with its current asset allocation. The Fund invests in a combination of other Vantagepoint Funds and one or more third party ETFs using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2020. The Fund invests in a combination of equity, fixed income, and multi-strategy investments that the Fund’s investment adviser believes to be appropriate. Multi-strategy investments generally include asset classes and strategies that seek to provide additional diversification from traditional stocks and bonds. Examples may include convertible securities, derivative-based strategies, and REITs, among others. As time elapses, the Fund’s allocation to equity and multi-strategy investments decreases and the Fund’s allocation to fixed income investments increases so that by June 30 of the year 2030 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 30% in equity funds, 63% in fixed income funds and 7% in the multi-strategy fund.

Overall Performance

The Milestone 2020 Fund’s performance reflected the generally negative returns of the U.S. equity market, high yield fixed income securities (“junk bonds”), and Treasury inflation protected securities, and the modest positive returns of shorter-duration and intermediate-duration U.S. fixed income market securities. The following is the performance of the T Shares of the underlying Vantagepoint Funds and the performance of the third party emerging markets ETF: Growth Fund – 4.60%; Growth & Income Fund – 0.00%; Discovery Fund – (7.86%); Equity Income Fund – (7.32%); Select Value Fund – (6.69%); Mid/Small Company Index Fund – (3.00%); Aggressive Opportunities Fund – (2.27%); International Fund – (1.81%); Diversifying Strategies Fund – (1.61%); Core Bond Index Fund – 0.38%; Low Duration Bond Fund – 0.32%; Inflation Focused Fund – (1.61%); High Yield Fund – (4.99%); and the third party emerging markets ETF – (15.35%). For more information on the performance of the underlying Vantagepoint Funds, please refer to each Fund’s commentary within this report.

Performance Relative to the Market Benchmark

The Fund’s underperformance relative to its U.S. large-capitalization equity market benchmark primarily resulted from each underlying equity fund, with the exception of the Growth Fund, underperforming the market benchmark as funds with mid- and small-capitalization securities, and funds with value-oriented equity securities, generally underperformed the Fund’s market benchmark. In addition, the Fund’s allocation to fixed income funds and the multi-strategy fund detracted from performance as each underlying fixed income fund and the multi-strategy fund underperformed the Fund’s equity market benchmark. The Fund’s allocation to the third party emerging markets ETF trailed the market benchmark.

Performance Relative to the Peer Group

The Fund’s underperformance relative to its peer group primarily resulted from the underlying equity funds’ exposure to small- and mid-capitalization securities as they generally underperformed large-capitalization securities, the overall performance of the underlying equity funds as well as performance of the underlying High Yield Fund. This underperformance was partially offset by underweight allocations to funds holding Treasury inflation protected securities and non-U.S. equity securities.

Performance Relative to the Custom Benchmark

The Fund’s underperformance relative to its custom benchmark primarily resulted from underlying funds, with the exception of the Growth Fund, Mid/Small Company Index Fund, and International Fund, underperforming its respective asset class index in the custom benchmark.

Performance Relative to the Former Custom Benchmark

The Fund’s underperformance relative to its former custom benchmark primarily resulted from each of the underlying funds, with the exception of the Growth Fund, underperforming its respective asset class index in the former custom benchmark.

Vantagepoint Milestone 2020 Fund

Average Annual Total Returns for the periods ended December 31, 2015*

	INVESTOR M SHARES	TM SHARES
One Year	–1.89%	–1.56%
Five Years	5.85%	6.01%
Ten Years	4.82%	4.90%

Class Inception Date	January 3, 2005	March 1, 2013

*	Management’s Discussion of Fund Performance describes the performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares.

Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

The Fund’s market benchmark, the S&P 500 Index, is an index consisting of 500 companies representing larger capitalization stocks traded in the U.S. The Fund’s custom benchmark is comprised of the BofA Merrill Lynch 1-3 Year US Corporate & Government Index, Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation-Protected Securities Index (Series-L), S&P 500 Index, Russell 2000® Index, and MSCI ACWI ex USA Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations. The Fund’s former custom benchmark was comprised of two underlying indexes (the Barclays U.S. Intermediate Aggregate Bond Index and S&P 500 Index) and also tracked the historical target allocations. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. A fund’s exposure, through the underlying funds, to specific securities (or types of securities) may differ significantly from the securities held in the indexes.

Vantagepoint Milestone 2025 Fund

Summary of Performance

•	The Vantagepoint Milestone 2025 Fund (the “Fund”) Investor M Shares lost 2.09% in 2015.

•	The Fund’s market benchmark, the S&P 500 Index, gained 1.38%.

•	The Fund’s peer group benchmark, the Morningstar Target Date 2021–2025 Funds Average, a group of mutual funds with similar investment objectives, lost 1.59%.

•	The Fund’s custom benchmark, which is composed of the BofA Merrill Lynch 1-3 Year US Corporate & Government Index, the Barclays U.S. Aggregate Bond Index, the Barclays U.S. TIPS Index (Series-L), the S&P 500 Index, the Russell 2000 Index and the MSCI ACWI Index ex USA Index (Net), in weighted percentages corresponding to the historical target allocations for the asset classes these indexes represent, gained 0.01%.

•	The Fund’s former custom benchmark, which was composed of the S&P 500 Index and the Barclays U.S. Intermediate Aggregate Bond Index, in weighted percentages corresponding to the historical target allocations for the asset classes these indexes represent, gained 1.65%.

Commentary

The Fund’s investment objective is to offer high total return consistent with its current asset allocation. The Fund invests in a combination of other Vantagepoint Funds and one or more third party ETFs using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2025. The Fund invests in a combination of equity, fixed income, and multi-strategy investments that the Fund’s investment adviser believes to be appropriate. Multi-strategy investments generally include asset classes and strategies that seek to provide additional diversification from traditional stocks and bonds. Examples may include convertible securities, derivative-based strategies, and REITs, among others. As time elapses, the Fund’s allocation to equity and multi-strategy investments decreases and the Fund’s allocation to fixed income investments increases so that by June 30 of the year 2035 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 30% in equity funds, 63% in fixed income funds, and 7% in the multi-strategy fund.

Overall Performance

The Milestone 2025 Fund’s performance reflected the generally negative returns of the U.S. equity market, high yield fixed income securities (“junk bonds”), and Treasury inflation protected securities, and the modest positive returns of shorter-duration and intermediate-duration U.S. fixed income market securities. The following is the performance of the T Shares of the underlying Vantagepoint Funds and the performance of the third party emerging markets ETF: Growth Fund – 4.60%; Growth & Income Fund – 0.00%; Discovery Fund – (7.86%); Equity Income Fund – (7.32); Select Value Fund – (6.69%); Mid/Small Company Index Fund – (3.00%); Aggressive Opportunities Fund – (2.27%); International Fund – (1.81%); Diversifying Strategies Fund – (1.61%); Core Bond Index Fund – 0.38%; Low Duration Bond Fund – 0.32%; Inflation Focused Fund – (1.61%); High Yield Fund – (4.99%); and the third party emerging markets ETF – (15.35%). For more information on the performance of the underlying Vantagepoint Funds, please refer to each Fund’s commentary within this report.

Performance Relative to the Market Benchmark

The Fund’s underperformance relative to its U.S. large-capitalization equity market benchmark primarily resulted from each underlying equity fund, with the exception of the Growth Fund, underperforming the market benchmark as funds with mid- and small-capitalization securities, and funds with value-oriented equity securities, generally underperformed the Fund’s market benchmark. In addition, the Fund’s allocation to fixed income funds and the multi-strategy fund detracted from performance as each underlying fixed income fund and the multi-strategy fund underperformed the Fund’s equity market benchmark. The Fund’s allocation to the third party emerging markets ETF trailed the market benchmark.

Performance Relative to the Peer Group

The Fund’s underperformance relative to its peer group primarily resulted from the underlying equity funds’ exposure to small- and mid-capitalization securities as they generally underperformed large-capitalization securities, the overall performance of the underlying equity funds as well as performance of the underlying High Yield Fund. This underperformance was partially offset by underweight allocations to funds holding Treasury inflation protected securities and non-U.S. equity securities.

Performance Relative to the Custom Benchmark

The Fund’s underperformance relative to its custom benchmark primarily resulted from each of the underlying funds, with the exception of the Growth Fund, Mid/ Small Company Index Fund, and International Fund, underperforming its respective asset class index in the custom benchmark.

Performance Relative to the Former Custom Benchmark

The Fund’s underperformance relative to its former custom benchmark primarily resulted from each of the underlying funds, with the exception of the Growth Fund, underperforming its respective asset class index in the former custom benchmark.

Vantagepoint Milestone 2025 Fund

Average Annual Total Returns for the periods ended December 31, 2015*

	INVESTOR M SHARES	TM SHARES
One Year	–2.09%	–1.85%
Five Years	6.44%	6.59%
Ten Years	4.99%	5.07%

Class Inception Date	January 3, 2005	March 1, 2013

*	Management’s Discussion of Fund Performance describes the performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares.

Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

The Fund’s market benchmark, the S&P 500 Index, is an index consisting of 500 companies representing larger capitalization stocks traded in the U.S. The Fund’s custom benchmark is comprised of the BofA Merrill Lynch 1-3 Year US Corporate & Government Index, Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation-Protected Securities Index (Series-L), S&P 500 Index, Russell 2000® Index, and MSCI ACWI ex USA Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations. The Fund’s former custom benchmark was comprised of two underlying indexes (the Barclays U.S. Intermediate Aggregate Bond Index and S&P 500 Index) and also tracked the historical target allocations. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. A fund’s exposure, through the underlying funds, to specific securities (or types of securities) may differ significantly from the securities held in the indexes.

Vantagepoint Milestone 2030 Fund

Summary of Performance

•	The Vantagepoint Milestone 2030 Fund (the “Fund”) Investor M Shares lost 2.34% in 2015.

•	The Fund’s market benchmark, the S&P 500 Index, gained 1.38%.

•	The Fund’s peer group benchmark, the Morningstar Target Date 2026-2030 Funds Average, a group of mutual funds with similar investment objectives, lost 1.79%.

•	The Fund’s custom benchmark, which is composed of the BofA Merrill Lynch 1-3 Year US Corporate & Government Index, the Barclays U.S. Aggregate Bond Index, the Barclays U.S. TIPS Index (Series-L), the S&P 500 Index, the Russell 2000 Index and the MSCI ACWI Index ex USA Index (Net), in weighted percentages corresponding to the historical target allocations for the asset classes these indexes represent, lost 0.14%.

•	The Fund’s former custom benchmark, which was composed of the S&P 500 Index and the Barclays U.S. Intermediate Aggregate Bond Index, in weighted percentages corresponding to the historical target allocations for the asset classes these indexes represent, gained 1.62%.

Commentary

The Fund’s investment objective is to offer high total return consistent with its current asset allocation. The Fund invests in a combination of other Vantagepoint Funds and one or more third party ETFs using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2030. The Fund invests in a combination of equity, fixed income, and multi-strategy investments that the Fund’s investment adviser believes to be appropriate. Multi-strategy investments generally include asset classes and strategies that seek to provide additional diversification from traditional stocks and bonds. Examples may include convertible securities, derivative-based strategies and REITs, among others. As time elapses, the Fund’s allocation to equity and multi-strategy investments decreases and the Fund’s allocation to fixed income investments increases so that by June 30 of the year 2040 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 30% in equity funds, 63% in fixed income funds, and 7% in the multi-strategy fund.

Overall Performance

The Milestone 2030 Fund’s performance reflected the generally negative returns of the U.S. equity market, high yield fixed income securities (“junk bonds”), and Treasury inflation protected securities, and the modest positive returns of shorter-duration and intermediate-duration U.S. fixed income market securities. The following is the performance of the T Shares of the underlying Vantagepoint Funds and the performance of the third party emerging markets ETF: Growth Fund – 4.60%; Growth & Income Fund – 0.00%; Discovery Fund – (7.86%); Equity Income Fund – (7.32%); Select Value Fund – (6.69%); Mid/Small Company Index Fund – (3.00%); Aggressive Opportunities Fund – (2.27%); International Fund – (1.81%); Diversifying Strategies Fund – (1.61%); Core Bond Index Fund – 0.38%; Low Duration Bond Fund – 0.32%; Inflation Focused Fund – (1.61%); High Yield Fund – (4.99%); and the third party emerging markets ETF – (15.35%). For more information on the performance of the underlying Vantagepoint Funds, please refer to each Fund’s commentary within this report.

Performance Relative to the Market Benchmark

The Fund’s underperformance relative to its U.S. large-capitalization equity market benchmark primarily resulted from each underlying equity fund, with the exception of the Growth Fund, underperforming the market benchmark as funds with mid- and small-capitalization securities, and funds with value-oriented equity securities, generally underperformed the Fund’s market benchmark. In addition, the Fund’s allocation to fixed income funds and the multi-strategy fund detracted from performance as each underlying fixed income fund and the multi-strategy fund underperformed the Fund’s equity market benchmark. The Fund’s allocation to the third party emerging markets ETF trailed the market benchmark.

Performance Relative to the Peer Group

The Fund’s underperformance relative to its peer group primarily resulted from the underlying equity funds’ exposure to small- and mid-capitalization securities as they generally underperformed large-capitalization securities, the overall performance of the underlying equity funds as well as performance of the underlying High Yield Fund. This underperformance was partially offset by underweight allocations to funds holding Treasury inflation protected securities and non-U.S. equity securities.

Performance Relative to the Custom Benchmark

The Fund’s underperformance relative to its custom benchmark primarily resulted from each of the underlying funds, with the exception of the Growth Fund, Mid/ Small Company Index Fund, and International Fund, underperforming its respective asset class index in the custom benchmark.

Performance Relative to the Former Custom Benchmark

The Fund’s underperformance relative to its former custom benchmark primarily resulted from each of the underlying funds, with the exception of the Growth Fund, underperforming its respective asset class index in the former custom benchmark.

Vantagepoint Milestone 2030 Fund

Average Annual Total Returns for the periods ended December 31, 2015*

	INVESTOR M SHARES	TM SHARES
One Year	–2.34%	–2.10%
Five Years	6.97%	7.12%
Ten Years	5.17%	5.24%

Class Inception Date	January 3, 2005	March 1, 2013

*	Management’s Discussion of Fund Performance describes the performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares.

Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

The Fund’s market benchmark, the S&P 500 Index, is an index consisting of 500 companies representing larger capitalization stocks traded in the U.S. The Fund’s custom benchmark is comprised of the BofA Merrill Lynch 1-3 Year US Corporate & Government Index, Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation-Protected Securities Index (Series-L), S&P 500 Index, Russell 2000® Index, and MSCI ACWI ex USA Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations. The Fund’s former custom benchmark was comprised of two underlying indexes (the Barclays U.S. Intermediate Aggregate Bond Index and S&P 500 Index) and also tracked the historical target allocations. An index is not available for direct investment, is unmanaged, and does reflect the costs of portfolio management or trading. A fund’s exposure, through the underlying funds, to specific securities (or types of securities) may differ significantly from the securities held in the indexes.

Vantagepoint Milestone 2035 Fund

Summary of Performance

•	The Vantagepoint Milestone 2035 Fund (the “Fund”) Investor M Shares lost 2.65% in 2015.

•	The Fund’s market benchmark, the S&P 500 Index, gained 1.38%.

•	The Fund’s peer group benchmark, the Morningstar Target Date 2031-2035 Funds Average, a group of mutual funds with similar investment objectives, lost 1.76%.

•	The Fund’s custom benchmark, which is composed of the BofA Merrill Lynch 1-3 Year US Corporate & Government Index, the Barclays U.S. Aggregate Bond Index, the Barclays U.S. TIPS Index (Series-L), the S&P 500 Index, the Russell 2000 Index and the MSCI ACWI Index ex USA Index (Net), in weighted percentages corresponding to the historical target allocations for the asset classes these indexes represent, lost 0.33%.

•	The Fund’s custom benchmark, which was composed of the S&P 500 Index and the Barclays U.S. Intermediate Aggregate Bond Index, in weighted percentages corresponding to the historical target allocations for the asset classes these indexes represent, gained 1.58%.

Commentary

The Fund’s investment objective is to offer high total return consistent with its current asset allocation. The Fund invests in a combination of other Vantagepoint Funds and one or more third party ETFs using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2035. The Fund invests in a combination of equity, fixed income, and multi-strategy investments that the Fund’s investment adviser believes to be appropriate. Multi-strategy investments generally include asset classes and strategies that seek to provide additional diversification from traditional stocks and bonds. Examples may include convertible securities, derivative-based strategies, and REITs, among others. As time elapses, the Fund’s allocation to equity and multi-strategy investments decreases and the Fund’s allocation to fixed income investments increases so that by June 30 of the year 2045 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 30% in equity funds, 63% in fixed income funds, and 7% in the multi-strategy fund.

Overall Performance

The Milestone 2035 Fund’s performance reflected the generally negative returns of the U.S. equity market, high yield fixed income securities (“junk bonds”), and Treasury inflation protected securities, and the modest positive returns of shorter-duration and intermediate-duration U.S. fixed income market securities. The following is the performance of the T Shares of the underlying Vantagepoint Funds and the performance of the third party emerging markets ETF: Growth Fund - 4.60%; Growth & Income Fund – 0.00%; Discovery Fund – (7.86%); Equity Income Fund – (7.32%); Select Value Fund – (6.69%); Mid/Small Company Index Fund – (3.00%); Aggressive Opportunities Fund – (2.27%); International Fund – (1.81%); Diversifying Strategies Fund – (1.61%); Core Bond Index Fund – 0.38%; Low Duration Bond Fund – 0.32%; Inflation Focused Fund – (1.61%); High Yield Fund – (4.99%); and the third party emerging markets ETF – (15.35%). For more information on the performance of the underlying Vantagepoint Funds, please refer to each Fund’s commentary within this report.

Performance Relative to the Market Benchmark

The Fund’s underperformance relative to its U.S. large-capitalization equity market benchmark primarily resulted from each underlying equity fund, with the exception of the Growth Fund, underperforming the market benchmark as funds with mid- and small-capitalization securities, and funds with value-oriented equity securities, generally underperformed the Fund’s market benchmark. In addition, the Fund’s allocation to fixed income funds and the multi-strategy fund detracted from performance as each underlying fixed income fund and the multi-strategy fund underperformed the Fund’s equity market benchmark. The Fund’s allocation to the third party emerging markets ETF trailed the market benchmark.

Performance Relative to the Peer Group

The Fund’s underperformance relative to its peer group primarily resulted from the underlying equity funds’ exposure to small- and mid-capitalization securities as they generally underperformed large-capitalization securities, the overall performance of the underlying equity funds as well as performance of the underlying High Yield Fund. This underperformance was partially offset by underweight allocations to funds holding Treasury inflation protected securities and non-U.S. equity securities.

Performance Relative to the Custom Benchmark

The Fund’s underperformance relative to its custom benchmark primarily resulted from each of the underlying funds, with the exception of the Growth Fund, Mid/ Small Company Index Fund, and International Fund, underperforming its respective asset class index in the custom benchmark.

Performance Relative to the Former Custom Benchmark

The Fund’s underperformance relative to its former custom benchmark primarily resulted from each of the underlying funds, with the exception of the Growth Fund, underperforming its respective asset class index in the former custom benchmark.

Vantagepoint Milestone 2035 Fund

Average Annual Total Returns for the periods ended December 31, 2015*

	INVESTOR M SHARES	TM SHARES
One Year	–2.65%	–2.33%
Five Years	7.47%	7.62%
Ten Years	5.36%	5.43%

Class Inception Date	January 3, 2005	March 1, 2013

*	Management’s Discussion of Fund Performance describes the performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares.

Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

The Fund’s market benchmark, the S&P 500 Index, is an index consisting of 500 companies representing larger capitalization stocks traded in the U.S. The Fund’s custom benchmark is comprised of the BofA Merrill Lynch 1-3 Year US Corporate & Government Index, Barclays U.S. Aggregate Bond Index, Barclays U.S. Treasury Inflation-Protected Securities Index (Series-L), S&P 500 Index, Russell 2000® Index, and MSCI ACWI ex USA Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations. The Fund’s former custom benchmark was comprised of two underlying indexes (the Barclays U.S. Intermediate Aggregate Bond Index and S&P 500 Index) and also tracked the historical target allocations. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. A fund’s exposure, through the underlying funds, to specific securities (or types of securities) may differ significantly from the securities held in the indexes.

Vantagepoint Milestone 2040 Fund

Summary of Performance

•	The Vantagepoint Milestone 2040 Fund (the “Fund”) Investor M Shares lost 2.87% in 2015.

•	The Fund’s market benchmark, the S&P 500 Index, gained 1.38%.

•	The Fund’s peer group benchmark, the Morningstar Target Date 2036-2040 Funds Average, a group of mutual funds with similar investment objectives, lost 1.99%.

•	The Fund’s custom benchmark, which is composed of the BofA Merrill Lynch 1-3 Year US Corporate & Government Index, the Barclays U.S. Aggregate Bond Index, the S&P 500 Index, the Russell 2000 Index and the MSCI ACWI Index ex USA Index (Net), in weighted percentages corresponding to the historical target allocations for the asset classes these indexes represent, lost 0.50%.

•	The Fund’s former custom benchmark, which was composed of the S&P 500 Index and the MSCI EAFE Index (Net), in weighted percentages corresponding to the historical target allocations for the asset classes these indexes represent, gained 1.11%.

Commentary

The Fund’s investment objective is to offer high total return consistent with its current asset allocation. The Fund invests in a combination of other Vantagepoint Funds and one or more third party ETFs using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2040. The Fund invests in a combination of equity, fixed income, and multi-strategy investments that the Fund’s investment adviser believes to be appropriate. Multi-strategy investments generally include asset classes and strategies that seek to provide additional diversification from traditional stocks and bonds. Examples may include convertible securities, derivative-based strategies and REITs, among others. As time elapses, the Fund’s allocation to equity and multi-strategy investments decreases and the Fund’s allocation to fixed income investments increases so that by June 30 of the year 2050 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 30% in equity funds, 63% in fixed income funds, and 7% in the multi-strategy fund.

Overall Performance

The Milestone 2040 Fund’s performance reflected the generally negative returns of the U.S. equity market and high yield fixed income securities (“junk bonds”) and the modest positive returns of intermediate-duration U.S. fixed income market securities. The following is the performance of the T Shares of the underlying Vantagepoint Funds and the performance of the third party emerging markets ETF: Growth Fund – 4.60%; Growth & Income Fund – 0.00%; Discovery Fund – (7.86%); Equity Income Fund – (7.32%); Select Value Fund – (6.69%); Mid/Small Company Index Fund – (3.00%); Aggressive Opportunities Fund – (2.27%); International Fund – (1.81%); Diversifying Strategies Fund – (1.61%); Core Bond Index Fund – 0.38%; High Yield Fund – (4.99%); and the third party emerging markets ETF – (15.35%). For more information on the performance of the underlying Vantagepoint Funds, please refer to each Fund’s commentary within this report.

Performance Relative to the Market Benchmark

The Fund’s underperformance relative to its U.S. large-capitalization equity market benchmark primarily resulted from each underlying equity fund, with the exception of the Growth Fund, underperforming the market benchmark as funds with mid- and small-capitalization securities, and funds with value-oriented equity securities, generally underperformed the Fund’s market benchmark. In addition, the Fund’s allocation to fixed income funds and the multi-strategy fund detracted from performance as each underlying fixed income fund and the multi-strategy fund underperformed the Fund’s equity market benchmark. The Fund’s allocation to the third party emerging markets ETF trailed the market benchmark.

Performance Relative to the Peer Group

The Fund’s underperformance relative to its peer group primarily resulted from the underlying equity funds’ exposure to small- and mid-capitalization securities as they generally underperformed large-capitalization securities, the overall performance of the underlying equity funds as well as performance of the underlying High Yield Fund.

Performance Relative to the Custom Benchmark

The Fund’s underperformance relative to its custom benchmark primarily resulted from each of the underlying funds, with the exception of the Growth Fund, Mid/ Small Company Index Fund, and International Fund, underperforming its respective asset class index in the custom benchmark.

Performance Relative to the Former Custom Benchmark

The Fund’s underperformance relative to its former custom benchmark primarily resulted from each of the underlying funds, with the exception of the Growth Fund, underperforming its respective asset class index in the former custom benchmark.

Vantagepoint Milestone 2040 Fund

Average Annual Total Returns for the periods ended December 31, 2015*

	INVESTOR M SHARES	TM SHARES
One Year	–2.87%	–2.71%
Five Years	7.88%	8.01%
Ten Years	5.54%	5.61%

Class Inception Date	January 3, 2005	March 1, 2013

*	Management’s Discussion of Fund Performance describes the performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares.

Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

The Fund’s market benchmark, the S&P 500 Index, is an index consisting of 500 companies representing larger capitalization stocks traded in the U.S. The Fund’s custom benchmark is comprised of the BofA Merrill Lynch 1-3 Year US Corporate & Government Index, Barclays U.S. Aggregate Bond Index, S&P 500 Index, Russell 2000® Index, and MSCI ACWI ex USA Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations. The Fund’s former custom benchmark was comprised of two underlying indexes (the S&P 500 Index and MSCI EAFE Index (Net)) and also tracked the historical target allocations. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. A fund’s exposure, through the underlying funds, to specific securities (or types of securities) may differ significantly from the securities held in the indexes.

Vantagepoint Milestone 2045 Fund

Summary of Performance

•	The Vantagepoint Milestone 2045 Fund (the “Fund”) Investor M Shares lost 3.16% in 2015.

•	The Fund’s market benchmark, the S&P 500 Index, gained 1.38%.

•	The Fund’s peer group benchmark, the Morningstar Target Date 2041-2045 Funds Average, a group of mutual funds with similar investment objectives, lost 1.87%.

•	The Fund’s custom benchmark, which is composed of the BofA Merrill Lynch 1-3 Year US Corporate & Government Index, the Barclays U.S. Aggregate Bond Index, the S&P 500 Index, the Russell 2000 Index and the MSCI ACWI Index ex USA Index (Net), in weighted percentages corresponding to the historical target allocations for the asset classes these indexes represent, lost 0.63%.

•	The Fund’s former custom benchmark, which was composed of the S&P 500 Index and the MSCI EAFE Index (Net), in weighted percentages corresponding to the historical target allocations for the asset classes these indexes represent, gained 1.09%.

Commentary

The Fund’s investment objective is to offer high total return consistent with its current asset allocation. The Fund invests in a combination of other Vantagepoint Funds and one or more third party ETFs using an asset allocation strategy designed for investors expecting to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2045. The Fund invests in a combination of equity, fixed income, and multi-strategy investments that the Fund’s investment adviser believes to be appropriate. Multi-strategy investments generally include asset classes and strategies that seek to provide additional diversification from traditional stocks and bonds. Examples may include convertible securities, derivative-based strategies, and REITs, among others. As time elapses, the Fund’s allocation to equity and multi-strategy investments decreases and the Fund’s allocation to fixed income investments increases so that by June 30 of the year 2055 (ten years after the year indicated in the Fund name), the Fund’s net assets will be invested approximately 30% in equity funds, 63% in fixed income funds, and 7% in the multi-strategy fund.

Overall Performance

The Milestone 2045 Fund’s performance reflected the generally negative returns of the U.S. equity market and high yield fixed income securities (“junk bonds”) and the modest positive returns of intermediate-duration U.S. fixed income market securities. The following is the performance of the T Shares of the underlying Vantagepoint Funds and the performance of the third party emerging markets ETF: Growth Fund – 4.60%; Growth & Income Fund – 0.00%; Discovery Fund – (7.86%); Equity Income Fund – (7.32%); Select Value Fund – (6.69%); Mid/Small Company Index Fund – (3.00%); Aggressive Opportunities Fund – (2.27%); International Fund – (1.81%); Diversifying Strategies Fund – (1.61%); High Yield Fund – (4.99%); and the third party emerging markets ETF – (15.35%). For more information on the performance of the underlying Vantagepoint Funds, please refer to each Fund’s commentary within this report.

Performance Relative to the Market Benchmark

The Fund’s underperformance relative to its U.S. large-capitalization equity market benchmark primarily resulted from each underlying equity fund, with the exception of Growth Fund, underperforming the market benchmark as funds with mid- and small-capitalization securities, and funds with value-oriented equity securities, generally underperformed the Fund’s market benchmark. In addition, the Fund’s allocation to fixed income funds and the multi-strategy fund detracted from performance as each underlying fixed income fund and the multi-strategy fund underperformed the Fund’s equity market benchmark. The Fund’s allocation to the third party emerging markets ETF trailed the market benchmark.

Performance Relative to the Peer Group

The Fund’s underperformance relative to its peer group primarily resulted from the underlying equity funds’ exposure to small- and mid-capitalization securities as they generally underperformed large-capitalization securities, the overall performance of the underlying equity funds as well as performance of the underlying High Yield Fund.

Performance Relative to the Custom Benchmark

The Fund’s underperformance relative to its custom benchmark primarily resulted from each of the underlying funds, with the exception of the Growth Fund, Mid/ Small Company Index Fund, and International Fund, underperforming its respective asset class index in the custom benchmark.

Performance Relative to the Former Custom Benchmark

The Fund’s underperformance relative to its former custom benchmark primarily resulted from each of the underlying funds, with the exception of the Growth Fund, underperforming its respective asset class index in the former custom benchmark.

Vantagepoint Milestone 2045 Fund

Average Annual Total Returns for the periods ended December 31, 2015*

	INVESTOR M SHARES	TM SHARES
One Year	–3.16%	–2.86%
Five Years	7.91%	8.07%
Since Inception	9.00%	9.13%

Class Inception Date	January 4, 2010	March 1, 2013

*	Management’s Discussion of Fund Performance describes the performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares.

Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

The Fund’s market benchmark, the S&P 500 Index, is an index consisting of 500 companies representing larger capitalization stocks traded in the U.S. The Fund’s custom benchmark is comprised of the BofA Merrill Lynch 1-3 Year US Corporate & Government Index, Barclays U.S. Aggregate Bond Index, S&P 500 Index, Russell 2000® Index, and MSCI ACWI ex USA Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations. The Fund’s former custom benchmark was comprised of two underlying indexes (the S&P 500 Index and MSCI EAFE Index (Net)) and also tracked the historical target allocations. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. A fund’s exposure, through the underlying funds, to specific securities (or types of securities) may differ significantly from the securities held in the indexes.

Vantagepoint Milestone 2050 Fund

Summary of Performance

•	The Vantagepoint Milestone 2050 Fund (the “Fund”) Investor M Shares lost 3.22% in 2015.

•	The Fund’s market benchmark, the S&P 500 Index, gained 1.38%.

•	The Fund’s peer group benchmark, the Morningstar Target Date 2046-2050 Funds Average, a group of mutual funds with similar investment objectives, lost 2.01%.

•	The Fund’s custom benchmark, which is composed of the BofA Merrill Lynch 1-3 Year US Corporate & Government Index, the Barclays U.S. Aggregate Bond Index, the S&P 500 Index, the Russell 2000 Index and the MSCI ACWI Index ex USA Index (Net), in weighted percentages corresponding to the historical target allocations for the asset classes these indexes represent, lost 0.63%.

•	The Fund’s former custom benchmark, which was composed of the S&P 500 Index and the MSCI EAFE Index (Net), in weighted percentages corresponding to the historical target allocations for the asset classes these indexes represent, gained 1.09%.

Commentary

The Fund’s investment objective is to offer high total return consistent with its current asset allocation. The Fund invests in a combination of other Vantagepoint Funds and one or more third party ETFs using an asset allocation strategy designed for investors who expect to begin making gradual withdrawals from the Fund, typically at or after retirement (assumed to occur at age 60), in or around the year 2050. The Fund invests in a combination of equity, fixed income, and multi-strategy investments that the Fund’s investment adviser believes to be appropriate. Multi-strategy investments generally include asset classes and strategies that seek to provide additional diversification from traditional stocks and bonds. Examples may include convertible securities, derivative-based strategies, and REITs, among others. As time elapses, the Fund’s allocation to equity and multi-strategy investments decreases and the Fund’s allocation to fixed income investments increases so that by June 30 of the year 2060 (10 years after the year indicated in the Fund’s name), the Fund’s net assets will be invested approximately 30% in equity funds, 63% in fixed income funds, and 7% in the multi-strategy fund.

Overall Performance

The Milestone 2050 Fund’s performance reflected the generally negative returns of the U.S. equity market and high yield fixed income securities (“junk bonds”). The following is the performance of the T Shares of the underlying Vantagepoint Funds and the performance of the third party emerging markets ETF: Growth Fund – 4.60%; Growth & Income Fund – 0.00%; Discovery Fund – (7.86%); Equity Income Fund – (7.32%); Select Value Fund – (6.69%); Mid/Small Company Index Fund – (3.00%); Aggressive Opportunities Fund – (2.27%); International Fund – (1.81%); Diversifying Strategies Fund – (1.61%); High Yield Fund – (4.99%); and the third party emerging markets ETF – (15.35%). For more information on the performance of the underlying Vantagepoint Funds, please refer to each Fund’s commentary within this report.

Performance Relative to the Market Benchmark

The Fund’s underperformance relative to its U.S. large-capitalization equity market benchmark primarily resulted from each underlying equity fund, with the exception of Growth Fund, underperforming the market benchmark as funds with mid- and small-capitalization securities, and funds with value-oriented equity securities, generally underperformed the Fund’s market benchmark. In addition, the Fund’s allocation to the fund holding high yield fixed income securities and the multi-strategy fund detracted from performance as the fixed income fund and the multi-strategy fund underperformed the Fund’s equity market benchmark. The Fund’s allocation to the third party emerging markets ETF trailed the market benchmark.

Performance Relative to the Peer Group

The Fund’s underperformance relative to its peer group primarily resulted from the underlying equity funds’ exposure to small- and mid-capitalization securities as they generally underperformed large-capitalization securities, the overall performance of the underlying equity funds as well as performance of the underlying High Yield Fund.

Performance Relative to the Custom Benchmark

The Fund’s underperformance relative to its custom benchmark primarily resulted from each of the underlying funds, with the exception of the Growth Fund, Mid/ Small Company Index Fund, and International Fund, underperforming its respective asset class index in the custom benchmark.

Performance Relative to the Former Custom Benchmark

The Fund’s underperformance relative to its former custom benchmark primarily resulted from each of the underlying funds, with the exception of the Growth Fund, underperforming its respective asset class index in the former custom benchmark.

Vantagepoint Milestone 2050 Fund

Average Annual Total Returns for the periods ended December 31, 2015*

	Investor M Shares	TM Shares
One Year	–3.22%	–2.94%
Since Inception	9.02%	9.26%

Class Inception Date	September 10, 2012	March 1, 2013

*	Management’s Discussion of Fund Performance describes the performance of the Fund’s Investor M Shares (the Fund’s outstanding shares were renamed “Investor M Shares” on March 1, 2013). In the table, performance information for TM Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Investor M Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by TM Shares.

Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and the table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.

The Fund’s market benchmark, the S&P 500 Index, is an index consisting of 500 companies representing larger capitalization stocks traded in the U.S. The Fund’s custom benchmark is comprised of the BofA Merrill Lynch 1-3 Year US Corporate & Government Index, Barclays U.S. Aggregate Bond Index, S&P 500 Index, Russell 2000® Index, and MSCI ACWI ex USA Index (Net) in weighted percentages that correspond to the historical target allocations for the asset classes these indexes represent. These weightings will change to correspond with changes in the Fund’s target percentage asset allocations. The Fund’s former custom benchmark was comprised of two underlying indexes (the S&P 500 Index and MSCI EAFE Index (Net)) and also tracked the historical target allocations. An index is not available for direct investment, is unmanaged, and does not reflect the costs of portfolio management or trading. A fund’s exposure, through the underlying funds, to specific securities (or types of securities) may differ significantly from the securities held in the indexes.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors

of The Vantagepoint Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Low Duration Bond Fund, Inflation Focused Fund (formerly Inflation Protected Securities Fund), High Yield Fund, Equity Income Fund, Growth & Income Fund, Growth Fund, Select Value Fund, Aggressive Opportunities Fund, Discovery Fund, International Fund, Diversifying Strategies Fund (formerly Diversified Assets Fund), Core Bond Index Fund, 500 Stock Index Fund, Broad Market Index Fund, Mid/Small Company Index Fund, Overseas Equity Index Fund, Model Portfolio Conservative Growth Fund, Model Portfolio Traditional Growth Fund, Model Portfolio Long-Term Growth Fund, Model Portfolio Global Equity Growth Fund (formerly Model Portfolio All-Equity Growth Fund), Milestone Retirement Income Fund, Milestone 2010 Fund, Milestone 2015 Fund, Milestone 2020 Fund, Milestone 2025 Fund, Milestone 2030 Fund, Milestone 2035 Fund, Milestone 2040 Fund, Milestone 2045 Fund, and Milestone 2050 Fund comprising The Vantagepoint Funds (hereafter referred to as the “Funds”) at December 31 2015, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, and confirmation of the underlying funds by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 26, 2016

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

December 31, 2015

	Low Duration Bond	Inflation Focused Fund(1)	High Yield Fund	Equity Income
ASSETS:
Investment in securities, at value†	$797,928,514	$515,324,855	$375,987,692	$2,177,442,455
Cash	24,822	6,471	146,843	25,186
Cash denominated in foreign currencies	7,418	14,740	49,108	7
Receivables:
Dividends	3,522	3,153	4,649	2,654,486
Interest	3,588,754	2,266,278	5,781,300	—
Security lending income	2,183	1,280	12,406	202,381
Investments sold	37	2,345,752	—	1,959,817
Fund shares sold	2,126,717	3,442,063	2,688,891	465,827
Recoverable foreign taxes	—	27,208	1,829	101,204
Variation margin on futures contracts	—	54,627	123,489	71,610
Variation Margin on Centrally Cleared Swaps	—	329,856	—	—
Due from broker—swap agreements collateral	—	630,000	—	—
Swap agreements, at value (Premium $0, $9,408, $0 and $0)	—	41,369	—	—
Unrealized appreciation on forward foreign currency exchange contracts	14,190	25,644	112,378	—
Due from Custodian	—	—	—	189,504

Total Assets	803,696,157	524,513,296	384,908,585	2,183,112,477

LIABILITIES:
Payables:
Investments purchased	—	2,800,360	200,075	4,733,314
Distributions	1,629,875	3,335,576	2,436,580	—
Fund shares redeemed	146,019	165,090	—	69,559
Variation margin on futures contracts	6,324	—	—	—
Collateral for securities loaned	4,149,318	704,578	19,648,788	150,511,962
Swap agreements, at value (Premium $0, $43,193, $0 and $0)	—	2,618,645	—	—
Written Options, at value (Premium $0, $280,000, $0 and $0)	—	137,287	—	—
Unrealized depreciation on forward foreign currency exchange contracts	37	34,155	482,946	—
Accrued Expenses:
Advisory fees	67,879	43,844	60,994	171,238
Subadviser fees	255,592	205,987	315,905	1,291,488
Fund services fees	80,297	48,678	30,498	180,935
Administration fees	10,345	10,345	15,285	10,345
Directors’ fees and expenses	3,760	2,633	1,748	10,981
Other accrued expenses	218,633	139,329	153,863	389,776

Total Liabilities	6,568,079	10,246,507	23,346,682	157,369,598

NET ASSETS	$797,128,078	$514,266,789	$361,561,903	$2,025,742,879

NET ASSETS REPRESENTED BY:
Paid-in capital	$803,825,855	$538,487,532	$421,506,834	$1,945,104,630
Undistributed net investment income (loss)	2,237	(27,497)	1,279,998	1,210,291
Accumulated net realized gain (loss) on investments, futures contracts, foreign currency transactions, written options and swap agreements	(56,302)	(7,504,937)	(15,644,316)	737,421
Net unrealized appreciation (depreciation) on investments, futures contracts, foreign currency transactions, written options and swap agreements	(6,643,712)	(16,688,309)	(45,580,613)	78,690,537

NET ASSETS	$797,128,078	$514,266,789	$361,561,903	$2,025,742,879

CAPITAL SHARES:
Net Assets—Investor Shares	$58,999,815	$22,465,333	$—	$45,703,528
Shares Outstanding—Investor Shares	5,916,335	2,188,207	—	5,560,512
Net Asset Value—Investor Shares offering and redemption price per share (net assets divided by shares outstanding)	$9.97	$10.27	$—	$8.22
Net Assets—T Shares	$738,128,263	$491,801,456	$361,561,903	$1,980,039,351
Shares Outstanding—T Shares	74,003,977	47,811,189	42,544,762	241,010,281
Net Asset Value—T Shares offering and redemption price per share (net assets divided by shares outstanding)	$9.97	$10.29	$8.50	$8.22
Cost of investments	$804,581,304	$528,967,834	$421,281,438	$2,098,770,843
Cost of cash denominated in foreign currencies	$7,535	$19,478	$50,151	$7

† Includes securities on loan with values of (Note 7):	$4,059,190	$691,742	$19,233,448	$146,423,024
(1)	Formerly Inflation Protected Securities Fund.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets & Liabilities

December 31, 2015

	Growth & Income	Growth	Select Value	Aggressive Opportunities
ASSETS:
Investment in securities, at value†	$1,800,666,118	$2,250,993,284	$407,872,293	$1,083,604,490
Cash	—	54,550	—	136,292
Receivables:
Dividends	2,096,425	1,191,288	944,376	432,170
Security lending income	5,999	12,831	2,098	104,178
Investments sold	628,285	20,528,576	—	2,639,089
Fund shares sold	457,221	824,402	740,431	267,927
Variation margin on futures contracts	—	—	—	27,119

Total Assets	1,803,854,048	2,273,604,931	409,559,198	1,087,211,265

LIABILITIES:
Payables:
Investments purchased	2,399,693	14,887,132	2,409,479	1,888,930
Distributions	—	—	382,773	—
Fund shares redeemed	51,905	450,677	45,311	11,480
Collateral for securities loaned	17,513,845	29,832,613	5,866,805	88,031,776
Accrued Expenses:
Advisory fees	150,526	188,278	33,775	84,211
Subadviser fees	1,296,176	1,807,844	414,626	805,571
Fund services fees	158,276	194,238	35,237	90,901
Administration fees	10,345	10,336	10,345	10,345
Directors’ fees and expenses	8,564	11,152	2,147	5,317
Other accrued expenses	322,286	386,486	101,940	227,327

Total Liabilities	21,911,616	47,768,756	9,302,438	91,155,858

NET ASSETS	$1,781,942,432	$2,225,836,175	$400,256,760	$996,055,407

NET ASSETS REPRESENTED BY:
Paid-in capital	$1,486,411,541	$1,854,071,530	$398,112,776	$892,206,916
Undistributed net investment income	389,662	—	472,022	5,758,999
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(378,206)	9,781,805	(177,062)	4,150,594
Net unrealized appreciation on investments, futures contracts and foreign currency transactions	295,519,435	361,982,840	1,849,024	93,938,898

NET ASSETS	$1,781,942,432	$2,225,836,175	$400,256,760	$996,055,407

CAPITAL SHARES:
Net Assets—Investor Shares	$36,695,601	$28,602,391	$6,945,740	$31,612,096
Shares Outstanding—Investor Shares	3,212,143	2,410,697	722,799	3,162,721
Net Asset Value—Investor Shares offering and redemption price per share (net assets divided by shares outstanding)	$11.42	$11.86	$9.61	$10.00
Net Assets—T Shares	$1,745,246,831	$2,197,233,784	$393,311,020	$964,443,311
Shares Outstanding—T Shares	152,817,971	185,248,570	40,941,770	96,436,922
Net Asset Value—T Shares offering and redemption price per share (net assets divided by shares outstanding)	$11.42	$11.86	$9.61	$10.00
Cost of investments	$1,505,146,683	$1,889,010,444	$406,023,269	$989,661,120

† Includes securities on loan with values of (Note 7):	$17,243,621	$28,921,818	$5,715,488	$85,532,866

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets & Liabilities

December 31, 2015

	Discovery	International	Diversifying Strategies(1)
ASSETS:
Investment in securities, at value†	$528,207,168	$1,737,830,901	$931,720,345
Cash	1,976	—	41,426
Cash denominated in foreign currencies	23	3,011,796	263
Receivables:
Dividends	362,212	2,957,933	250,269
Interest	755,617	—	3,324,179
Security lending income	18,176	32,473	—
Investments sold	267,416	7,580,751	616,125
Fund shares sold	175,508	1,737,799	291,718
Recoverable foreign taxes	—	1,490,996	18,761

Total Assets	529,788,096	1,754,642,649	936,263,086

LIABILITIES:
Payables:
Investments purchased	532,804	2,425,610	52,761
Distributions	—	1,087,808	—
Fund shares redeemed	72,934	234,465	40,530
Variation margin on futures contracts	2,487,169	—	2,809,560
Collateral for securities loaned	31,438,848	49,904,544	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	29,092
Other	—	88,069	—
Accrued Expenses:
Advisory fees	42,552	144,635	79,094
Subadviser fees	297,479	2,018,375	649,355
Fund services fees	43,654	150,147	79,097
Administration fees	10,605	10,345	10,345
Directors’ fees and expenses	1,914	7,870	5,005
Other accrued expenses	143,461	601,039	349,061

Total Liabilities	35,071,420	56,672,907	4,103,900

NET ASSETS	$494,716,676	$1,697,969,742	$932,159,186

NET ASSETS REPRESENTED BY:
Paid-in capital	$514,302,783	$1,672,194,136	$959,433,755
Undistributed net investment income (loss)	529,013	(958,783)	1,148,947
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(7,931,781)	(10,176,431)	(18,842,294)
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currency transactions	(12,183,339)	36,920,000	(9,581,222)

NET ASSETS	$494,716,676	$1,697,978,922	$932,159,186

CAPITAL SHARES:
Net Assets—Investor Shares	$5,250,767	$25,782,423	$—
Shares Outstanding—Investor Shares	583,855	2,594,776	—
Net Asset Value—Investor Shares offering and redemption price per share (net assets divided by shares outstanding)	$8.99	$9.94	$—
Net Assets—T Shares	$489,465,909	$1,672,196,499	$932,159,186
Shares Outstanding—T Shares	54,443,248	168,273,276	96,138,744
Net Asset Value—T Shares offering and redemption price per share (net assets divided by shares outstanding)	$8.99	$9.94	$9.70
Cost of investments	$540,112,555	$1,700,749,983	$940,963,399
Cost of cash denominated in foreign currencies	$23	$3,021,684	$264

† Includes securities on loan with values of (Note 7):	$30,073,582	$47,506,653	$—
(1)	Formerly Diversified Assets Fund.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets & Liabilities

December 31, 2015

	Core Bond Index	500 Stock Index	Broad Market Index	Mid/Small Company Index	Overseas Equity Index
ASSETS:
Investment in securities, at value†	$1,845,454,335	$928,080,838	$917,757,663	$787,749,626	$443,532,822
Cash	—	—	7	36,792	—
Cash denominated in foreign currencies	—	—	—	—	184,052
Receivables:
Dividends	24,174	1,194,652	1,197,163	956,543	426,391
Interest	9,840,065	—	—	—	—
Security lending income	4,180	4,973	33,927	110,949	8,247
Investments sold	29,656,412	—	55,366	53,209	8,237
Fund shares sold	4,925,353	508,456	143,942	881,141	277,681
Due from investment adviser	70,775	35,491	35,250	27,914	17,435
Recoverable foreign taxes	—	—	—	—	347,012
Due from Custodian	—	—	—	—	48,151

Total Assets	1,889,975,294	929,824,410	919,223,318	789,816,174	444,850,028

LIABILITIES:
Payables:
Investments purchased	152,298,517	108,899	—	21,036	48,151
Distributions	4,219,213	—	—	—	55,582
Fund shares redeemed	194,961	579,208	627,081	—	—
Variation margin on futures contracts	—	263,693	59,911	130,939	100,129
Collateral for securities loaned	21,733,982	11,819,064	28,972,395	77,120,904	10,114,842
Accrued Expenses:
Advisory fees	72,437	38,745	37,997	29,950	18,126
Subadviser fees	42,807	22,916	36,050	25,768	39,088
Fund services fees	149,494	86,557	84,749	65,257	38,457
Administration fees	10,345	10,345	10,345	10,345	10,345
Directors’ fees and expenses	7,952	3,991	4,259	3,565	1,783
Other accrued expenses	394,110	182,536	193,691	146,002	261,025

Total Liabilities	179,123,818	13,115,954	30,026,478	77,553,766	10,687,528

NET ASSETS	$1,710,851,476	$916,708,456	$889,196,840	$712,262,408	$434,162,500

NET ASSETS REPRESENTED BY:
Paid-in capital	$1,722,355,726	$609,019,370	$501,486,849	$607,940,796	$441,735,878
Undistributed net investment income (loss)	(8,948)	558,672	6,654,428	2,123,960	(721,408)
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(19,342,095)	(3,479,341)	(1,588,059)	768,568	(6,285,878)
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currency transactions	7,846,793	310,609,755	382,643,622	101,429,084	(566,092)

NET ASSETS	$1,710,851,476	$916,708,456	$889,196,840	$712,262,408	$434,162,500

CAPITAL SHARES:
Net Assets—Class I	$26,994,692	$53,801,277	$51,064,251	$31,113,968	$13,254,746
Shares Outstanding—Class I	2,682,808	3,426,470	3,060,628	1,831,699	1,192,566
Net Asset Value—Class I offering and redemption price per share (net assets divided by shares outstanding)	$10.06	$15.70	$16.68	$16.99	$11.11
Net Assets—Class II	$12,094,601	$22,664,591	$13,148,687	$16,416,655	$3,306,937
Shares Outstanding—Class II	1,193,685	1,540,620	846,171	1,044,770	320,173
Net Asset Value—Class II offering and redemption price per share (net assets divided by shares outstanding)	$10.13	$14.71	$15.54	$15.71	$10.33
Net Assets—T Shares	$1,671,762,183	$840,242,588	$824,983,902	$664,731,785	$417,600,817
Shares Outstanding—T Shares	166,206,719	53,459,755	49,426,942	39,115,895	37,572,323
Net Asset Value—T Shares offering and redemption price per share (net assets divided by shares outstanding)	$10.06	$15.72	$16.69	$16.99	$11.11
Cost of investments	$1,837,607,542	$617,499,591	$535,117,688	$686,281,493	$444,028,844
Cost of cash denominated in foreign currencies	$—	$—	$—	$—	$184,119

† Includes securities on loan with values of (Note 7):	$21,323,723	$11,467,950	$27,944,055	$74,175,324	$9,602,943

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets & Liabilities

December 31, 2015

	Model Portfolio Funds
	Conservative Growth	Traditional Growth	Long-Term Growth	Global Equity Growth(1)
ASSETS:
Investment in securities, at value	$5,291,702	$24,821,602	$41,971,119	$16,716,923
Investments in securities of affiliated Mutual Funds, at value(a)	605,733,122	1,607,366,922	2,082,419,753	872,508,267
Cash	454,498	509,319	—	—
Receivables:
Dividends	873,720	1,546,382	1,415,762	248,389
Investments sold	—	302,488	15,165	—
Fund shares sold	41,060,186	133,609,386	227,947,332	116,067,515

Total Assets	653,413,228	1,768,156,099	2,353,769,131	1,005,541,094

LIABILITIES:
Payables:
Investments purchased	1,464,323	2,055,641	1,743,095	350,664
Distributions	40,978,004	133,565,022	227,476,610	115,812,438
Fund shares redeemed	73,117	346,852	—	19,956
Accrued Expenses:
Advisory fees	51,072	124,190	157,564	72,497
Fund services fees	18,625	29,876	22,154	10,757
Administration fees	8,655	8,655	8,655	8,655
Directors’ fees and expenses	3,162	8,276	10,805	4,542
Other accrued expenses	119,750	250,387	313,050	148,799

Total Liabilities	42,716,708	136,388,899	229,731,933	116,428,308

NET ASSETS	$610,696,520	$1,631,767,200	$2,124,037,198	$889,112,786

NET ASSETS REPRESENTED BY:
Paid-in capital	$617,983,223	$1,562,711,787	$2,010,783,256	$842,473,028
Undistributed net investment loss	(232,733)	(62,280)	(71,336)	(261)
Accumulated net realized gain on investments	10,307,017	47,602,968	103,623,772	36,676,501
Net unrealized appreciation (depreciation) on investments	(17,360,987)	21,514,725	9,701,506	9,963,518

NET ASSETS	$610,696,520	$1,631,767,200	$2,124,037,198	$889,112,786

CAPITAL SHARES:
Net Assets—Investor M Shares	$87,121,545	$140,151,574	$103,905,364	$50,282,926
Shares Outstanding—Investor M Shares	3,793,871	6,109,883	4,714,740	2,310,627
Net Asset Value—Investor M Shares offering and redemption price per share (net assets divided by shares outstanding)	$22.96	$22.94	$22.04	$21.76
Net Assets—TM Shares	$523,574,975	$1,491,615,626	$2,020,131,834	$838,829,860
Shares Outstanding—TM Shares	22,803,363	65,010,400	91,658,480	38,534,928
Net Asset Value—TM Shares offering and redemption price per share (net assets divided by shares outstanding)	$22.96	$22.94	$22.04	$21.77
Cost of investments	$6,596,341	$31,117,473	$52,989,034	$20,527,280
Cost of securities of affiliated Mutual Funds	$621,789,470	$1,579,556,326	$2,061,700,332	$858,734,392

(1)	Formerly Vantagepoint Model Portfolio All-Equity Growth Fund.
(a)	Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets & Liabilities

December 31, 2015

	Milestone Funds
	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
ASSETS:
Investment in securities, at value	$3,607,072	$3,107,173	$8,669,219	$14,892,709	$16,100,115
Investments in securities of affiliated Mutual Funds, at value(a)	306,045,186	260,954,661	530,533,258	760,589,715	669,540,031
Cash	287,321	225,774	338,448	320,194	152,596
Receivables:
Dividends	383,515	323,128	574,362	756,383	599,751
Investments sold	—	236,186	—	—	—
Fund shares sold	17,115,369	17,550,430	38,844,884	60,335,103	54,996,528

Total Assets	327,438,463	282,397,352	578,960,171	836,894,104	741,389,021

LIABILITIES:
Payables:
Investments purchased	705,193	558,992	958,201	1,339,110	1,043,085
Distributions	17,030,616	17,531,584	38,664,908	59,906,377	54,437,895
Fund shares redeemed	—	256,631	71,502	—	—
Accrued Expenses:
Advisory fees	26,445	22,662	46,026	66,032	58,310
Fund services fees	17,822	14,482	23,577	27,406	24,502
Administration fees	8,655	8,655	8,655	8,655	8,655
Directors’ fees and expenses	1,581	1,383	2,745	3,640	3,135
Other accrued expenses	71,592	59,258	87,185	106,831	94,556

Total Liabilities	17,861,904	18,453,647	39,862,799	61,458,051	55,670,138

NET ASSETS	$309,576,559	$263,943,705	$539,097,372	$775,436,053	$685,718,883

NET ASSETS REPRESENTED BY:
Paid-in capital	$324,212,449	$272,028,568	$552,580,497	$789,417,949	$693,069,939
Undistributed net investment income (loss)	46,350	37,666	55,550	50,589	22,185
Accumulated net realized gain on investments	5,081,656	5,692,304	8,381,951	18,627,106	21,578,980
Net unrealized depreciation on investments	(19,763,896)	(13,814,833)	(21,920,626)	(32,659,591)	(28,952,221)

NET ASSETS	$309,576,559	$263,943,705	$539,097,372	$775,436,053	$685,718,883

CAPITAL SHARES:
Net Assets—Investor M Shares	$83,635,521	$67,554,390	$110,961,261	$129,055,314	$115,236,068
Shares Outstanding—Investor M Shares	8,449,877	6,838,234	10,898,120	12,128,503	10,660,610
Net Asset Value—Investor M Shares offering and redemption price per share (net assets divided by shares outstanding)	$9.90	$9.88	$10.18	$10.64	$10.81
Net Assets—TM Shares	$225,941,038	$196,389,315	$428,136,111	$646,380,739	$570,482,815
Shares Outstanding—TM Shares	22,826,404	19,879,228	42,047,458	60,717,926	52,740,734
Net Asset Value—TM Shares offering and redemption price per share (net assets divided by shares outstanding)	$9.90	$9.88	$10.18	$10.65	$10.82
Cost of investments	$4,527,459	$3,885,623	$10,879,908	$18,497,220	$19,782,149
Cost of securities of affiliated Mutual Funds	$324,888,695	$273,991,044	$550,243,195	$789,644,795	$694,810,218

(a)	Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets & Liabilities

December 31, 2015

	Milestone Funds
	Milestone 2030	Milestone 2035	Milestone 2040	Milestone 2045	Milestone 2050
ASSETS:
Investment in securities, at value	$16,376,367	$12,521,770	$12,776,824	$6,158,207	$2,556,210
Investments in securities of affiliated Mutual Funds, at value(a)	561,689,914	387,612,192	367,091,927	161,385,760	63,827,762
Cash	51,218	9,856	—	—	—
Receivables:
Dividends	425,935	218,126	129,180	33,626	13,239
Investments sold	—	—	—	—	3,564
Fund shares sold	48,876,505	37,041,071	38,842,523	14,707,266	4,927,754

Total Assets	627,419,939	437,403,015	418,840,454	182,284,859	71,328,529

LIABILITIES:
Payables:
Investments purchased	1,016,300	504,534	421,803	307,131	407,710
Distributions	48,342,007	36,614,436	38,357,468	14,332,238	4,580,598
Fund shares redeemed	—	6,619	—	—	3,664
Accrued Expenses:
Advisory fees	49,069	34,022	32,278	14,131	5,506
Fund services fees	22,547	16,661	15,104	8,482	3,548
Administration fees	8,655	8,655	8,655	8,797	10,823
Directors’ fees and expenses	2,610	1,810	1,733	696	235
Other accrued expenses	82,562	65,124	63,857	47,332	48,258

Total Liabilities	49,523,750	37,251,861	38,900,898	14,718,807	5,060,342

NET ASSETS	$577,896,189	$400,151,154	$379,939,556	$167,566,052	$66,268,187

NET ASSETS REPRESENTED BY:
Paid-in capital	$583,769,783	$403,882,411	$382,872,735	$174,200,737	$71,628,209
Undistributed net investment income (loss)	5,560	1,192	57,540	(1)	16
Accumulated net realized gain on investments	22,448,784	17,176,668	17,041,723	10,021,308	3,771,852
Net unrealized depreciation on investments	(28,327,938)	(20,909,117)	(20,032,442)	(16,655,992)	(9,131,890)

NET ASSETS	$577,896,189	$400,151,154	$379,939,556	$167,566,052	$66,268,187

CAPITAL SHARES:
Net Assets—Investor M Shares	$106,612,243	$78,032,454	$71,184,656	$40,179,098	$17,002,391
Shares Outstanding—Investor M Shares	9,681,737	7,067,105	6,450,229	3,221,006	1,504,213
Net Asset Value—Investor M Shares offering and redemption price per share (net assets divided by shares outstanding)	$11.01	$11.04	$11.04	$12.47	$11.30
Net Assets—TM Shares	$471,283,946	$322,118,700	$308,754,900	$127,386,954	$49,265,796
Shares Outstanding—TM Shares	42,763,687	29,154,970	27,958,709	10,201,375	4,352,029
Net Asset Value—TM Shares offering and redemption price per share (net assets divided by shares outstanding)	$11.02	$11.05	$11.04	$12.49	$11.32
Cost of investments	$20,069,910	$15,310,956	$15,528,710	$7,408,648	$3,039,272
Cost of securities of affiliated Mutual Funds	$586,324,309	$405,732,123	$384,372,483	$176,791,311	$72,476,590

(a)	Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2015 to December 31, 2015

	Low Duration Bond	Inflation Focused Fund(1)	High Yield Fund	Equity Income
INVESTMENT INCOME:
Dividends	$37,462	$27,984	$138,852	$68,892,142
Interest	12,819,074	4,477,052	22,280,678	—
Security lending income	36,724	5,948	220,627	1,858,447
Foreign taxes withheld on dividends	—	—	—	(484,006)

Total investment income	12,893,260	4,510,984	22,640,157	70,266,583

EXPENSES:
Advisory (Note 5)	815,094	529,186	1,041,094	2,233,507
Subadviser	1,027,093	830,294	1,285,065	6,535,435
Fund services Investor Shares	209,394	84,487	—	177,056
Fund services T Shares	755,295	505,066	371,830	2,183,001
Custodian	131,638	46,588	89,417	78,801
Administration	18,013	18,013	13,784	18,013
Fund accounting	26,759	25,337	11,760	77,206
Legal	67,268	76,266	78,283	194,791
Audit	30,012	30,012	32,212	30,009
Directors	9,379	6,872	4,416	29,347
State license fees and memberships	23,610	27,277	10,722	60,473
Other expenses	56,685	16,413	60,572	116,868

Total expenses	3,170,240	2,195,811	2,999,155	11,734,507
Less waivers (Note 5)	—	—	(199,208)	(88,813)

Net Expenses	3,170,240	2,195,811	2,799,947	11,645,694

NET INVESTMENT INCOME	9,723,020	2,315,173	19,840,210	58,620,889

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments	949,260	4,876,768	(13,097,680)	138,431,817
Forward contracts and foreign currency transactions	49,121	211,304	2,521,570	(12,622)
Futures contracts	17,117	123,103	(94,144)	(49,680)
Written options	—	(32,654)	15,000	—
Swap agreements	—	(21,185)	—	—

Net realized gain (loss)	1,015,498	5,157,336	(10,655,254)	138,369,515

Net change in unrealized appreciation (depreciation) on:
Investments	(7,604,229)	(16,271,610)	(27,397,231)	(366,820,528)
Forward contracts and foreign currency transactions	7,466	(8,980)	(751,990)	(3,851)
Futures contracts	17,991	709,957	174,656	30,707
Written options	—	114,949	—	—
Swap agreements	—	(684,929)	—	—

Net change in unrealized depreciation	(7,578,772)	(16,140,613)	(27,974,565)	(366,793,672)

NET LOSS	(6,563,274)	(10,983,277)	(38,629,819)	(228,424,157)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,159,746	$(8,668,104)	$(18,789,609)	$(169,803,268)

(1)	Formerly Inflation Protected Securities Fund.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2015 to December 31, 2015

	Growth & Income	Growth	Select Value	Aggressive Opportunities
INVESTMENT INCOME:
Dividends	$31,127,443	$22,704,677	$8,416,600	$16,683,419
Security lending income	179,642	137,899	61,588	1,165,025
Foreign taxes withheld on dividends	(269,131)	(72,378)	(25,061)	(137,738)

Total investment income	31,037,954	22,770,198	8,453,127	17,710,706

EXPENSES:
Advisory (Note 5)	1,734,140	2,298,002	434,079	1,083,913
Subadviser	5,144,337	6,826,170	2,101,610	3,738,277
Fund services Investor Shares	134,031	89,648	27,025	117,372
Fund services T Shares	1,695,908	2,272,471	426,373	1,050,419
Custodian	75,246	65,949	8,975	59,343
Administration	18,013	18,013	18,013	18,013
Fund accounting	56,897	78,875	25,238	41,055
Legal	149,710	188,511	40,113	99,267
Audit	30,012	30,008	30,012	30,012
Directors	21,529	28,624	5,696	14,093
State license fees and memberships	41,112	48,822	23,723	58,583
Other expenses	79,598	100,617	21,121	46,367

Total expenses	9,180,533	12,045,710	3,161,978	6,356,714
Less waivers (Note 5)	(64,914)	(92,938)	(243,289)	—

Net Expenses	9,115,619	11,952,772	2,918,689	6,356,714

NET INVESTMENT INCOME	21,922,335	10,817,426	5,534,438	11,353,992

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments	147,274,491	341,882,738	34,470,980	84,851,920
Forward contracts and foreign currency transactions	(4,118)	(109)	—	368
Futures contracts	—	—	—	(95,266)

Net realized gain	147,270,373	341,882,629	34,470,980	84,757,022

Net change in unrealized appreciation (depreciation) on:
Investments	(169,340,754)	(248,050,678)	(70,310,230)	(117,719,315)
Forward contracts and foreign currency transactions	23	—	—	(1)
Futures contracts	—	—	—	(4,472)

Net change in unrealized depreciation	(169,340,731)	(248,050,678)	(70,310,230)	(117,723,788)

NET GAIN (LOSS)	(22,070,358)	93,831,951	(35,839,250)	(32,966,766)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(148,023)	$104,649,377	$(30,304,812)	$(21,612,774)

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2015 to December 31, 2015

	Discovery	International		Diversifying Strategies(1)
INVESTMENT INCOME:
Dividends	$2,320,110	$44,417,130		$3,092,893
Interest	1,906,906	—		16,524,290
Security lending income	291,112	547,478		—
Foreign taxes withheld on dividends	(26,942)	(3,377,843)		—

Total investment income	4,491,186	41,586,765		19,617,183

EXPENSES:
Advisory (Note 5)	301,397	1,636,572		1,073,045
Subadviser	1,278,351	7,647,901		2,606,118
Fund services Investor Shares	21,139	90,878		1,073,084
Fund services T Shares	295,369	1,610,665		—
Custodian	84,603	397,712		208,526
Administration	18,000	18,013		18,013
Fund accounting	22,555	60,651		45,033
Legal	25,056	134,852		96,228
Audit	30,012	4,316		68,612
Directors	4,028	19,304		13,348
State license fees and memberships	22,176	38,560		24,003
Other expenses	16,597	100,296		51,896

Total expenses	2,119,283	11,759,720		5,277,906
Less waivers (Note 5)	(46,659)	—		—

Net Expenses	2,072,624	11,759,720		5,277,906

NET INVESTMENT INCOME	2,418,562	29,827,045		14,339,277

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments	9,679,407	3,484,740		(208,579)
Forward contracts and foreign currency transactions	442	(1,098,257)		469,040
Futures contracts	(6,085,397)	—		(461,826)

Net realized gain (loss)	3,594,452	2,386,483		(201,365)

Net change in unrealized appreciation (depreciation) on:
Investments	(31,629,611)	(59,384,270	)(a)	(19,121,609)
Forward contracts and foreign currency transactions	(179)	(29,614)		(96,313)
Futures contracts	(4,568,419)	—		(10,823,598)

Net change in unrealized depreciation	(36,198,209)	(59,413,884)		(30,041,520)

NET LOSS	(32,603,757)	(57,027,401)		(30,242,885)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(30,185,195)	$(27,200,356)		$(15,903,608)

(1)	Formerly Diversified Assets Fund.
(a)	Net of increase in deferred foreign tax of $8,556.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2015 to December 31, 2015

	Core Bond Index	500 Stock Index	Broad Market Index	Mid/Small Company Index	Overseas Equity Index
INVESTMENT INCOME:
Dividends	$173,958	$19,660,950	$21,789,094	$11,742,744	$10,019,588
Interest	39,894,007	604	360	448	130
Security lending income	66,449	61,527	375,826	1,277,356	160,412
Foreign taxes withheld on dividends	—	(1,274)	(4,449)	(5,452)	(715,787)

Total investment income	40,134,414	19,721,807	22,160,831	13,015,096	9,464,343

EXPENSES:
Advisory (Note 5)	849,979	446,015	452,921	373,170	165,674
Subadviser	169,990	89,185	120,584	104,622	129,286
Fund services Class I	75,658	154,827	148,994	97,817	38,441
Fund services Class II	12,496	21,736	13,079	15,680	3,444
Fund services T Shares	1,662,242	818,688	843,098	698,052	315,090
Custodian	307,492	25,289	75,363	59,845	127,341
Administration	18,013	18,013	18,013	18,013	18,013
Fund accounting	62,565	30,433	30,424	25,739	24,534
Legal	141,189	69,124	75,701	64,749	26,210
Audit	30,046	30,046	30,046	30,046	17,142
Directors	19,818	9,476	10,603	9,162	4,145
State license fees and memberships	48,259	129,109	44,449	44,737	47,936
Other expenses	112,414	47,913	41,188	34,413	54,128

Total expenses	3,510,161	1,889,854	1,904,463	1,576,045	971,384
Less waivers- T Shares (Note 5)	(831,121)	(409,344)	(421,549)	(349,026)	(157,545)

Net Expenses	2,679,040	1,480,510	1,482,914	1,227,019	813,839

NET INVESTMENT INCOME	37,455,374	18,241,297	20,677,917	11,788,077	8,650,504

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments	6,762,996	16,166,616	16,203,697	66,571,976	(653,632)
Forward contracts and foreign currency transactions	—	—	—	—	25,810
Futures contracts	—	358,678	276,312	(215,837)	(47,878)

Net realized gain (loss)	6,762,996	16,525,294	16,480,009	66,356,139	(675,700)

Net change in unrealized appreciation (depreciation) on:
Investments	(38,555,223)	(23,537,528)	(32,563,434)	(100,762,978)	(7,834,983)
Forward contracts and foreign currency transactions	—	—	—	—	(2,841)
Futures contracts	—	(133,928)	(166,340)	(21,208)	(22,295)

Net change in unrealized depreciation	(38,555,223)	(23,671,456)	(32,729,774)	(100,784,186)	(7,860,119)

NET LOSS	(31,792,227)	(7,146,162)	(16,249,765)	(34,428,047)	(8,535,819)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,663,147	$11,095,135	$4,428,152	$(22,639,970)	$114,685

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2015 to December 31, 2015

	Model Portfolio Funds
	Conservative Growth	Traditional Growth	Long-Term Growth	Global Equity Growth(1)
INVESTMENT INCOME:
Dividend income from affiliated mutual funds(a)	$12,868,262	$31,892,106	$40,640,841	$14,518,090
Dividend income from non-affiliates	156,784	752,367	1,264,473	619,264

Total investment income	13,025,046	32,644,473	41,905,314	15,137,354

EXPENSES:
Advisory (Note 5)	636,732	1,517,342	1,935,583	899,159
Fund services Investor M Shares	256,215	360,319	288,155	133,774
Custodian	2,190	2,190	2,190	2,190
Administration	15,000	15,000	15,000	15,000
Fund accounting	26,412	62,480	64,423	29,432
Legal	58,231	150,533	180,475	83,317
Audit	21,966	21,965	21,976	21,966
Directors	8,281	21,389	27,957	11,759
State license fees and memberships	21,156	37,307	47,967	23,818
Other expenses	35,404	85,221	110,710	48,609

Total expenses	1,081,587	2,273,746	2,694,436	1,269,024

NET INVESTMENT INCOME	11,943,459	30,370,727	39,210,878	13,868,330

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments with non-affiliates	(14,166)	(104,231)	(249,408)	(2,359,726)
Investments with affiliates	12,162,306	18,996,797	39,094,026	20,941,848
Realized gain distributions from affiliated mutual funds	15,504,244	72,817,220	120,121,261	49,577,298

Net realized gain	27,652,384	91,709,786	158,965,879	68,159,420

Net change in unrealized appreciation (depreciation) on:
Investments with non-affiliates	(1,023,309)	(4,903,996)	(8,319,938)	(2,407,018)
Investments with affiliates	(47,857,492)	(147,398,966)	(240,980,208)	(113,588,961)

Net change in unrealized depreciation on investments	(48,880,801)	(152,302,962)	(249,300,146)	(115,995,979)

NET LOSS	(21,228,417)	(60,593,176)	(90,334,267)	(47,836,559)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,284,958)	$(30,222,449)	$(51,123,389)	$(33,968,229)

(1)	Formerly Vantagepoint Model Portfolio All-Equity Growth Fund.
(a)	Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2015 to December 31, 2015

	Milestone Funds
	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
INVESTMENT INCOME:
Dividend income from affiliated mutual funds(a)	$6,120,014	$5,425,935	$10,727,357	$15,357,720	$13,676,665
Dividend income from non-affiliates	110,672	96,750	264,908	435,639	466,355

Total investment income	6,230,686	5,522,685	10,992,265	15,793,359	14,143,020

EXPENSES:
Advisory (Note 5)	326,432	282,239	566,837	780,814	680,198
Fund services Investor M Shares	219,346	177,919	283,330	318,093	284,313
Custodian	2,927	2,380	2,289	3,486	3,493
Administration	15,000	15,000	15,000	15,000	15,000
Fund accounting	12,608	12,608	14,329	24,314	21,389
Legal	29,003	25,465	50,190	64,589	55,091
Audit	21,967	21,966	21,966	21,966	21,966
Directors	4,120	3,630	7,119	9,049	7,671
State license fees and memberships	27,573	21,088	25,221	25,525	24,973
Other expenses	16,592	14,657	32,190	48,246	42,987

Total expenses	675,568	576,952	1,018,471	1,311,082	1,157,081

NET INVESTMENT INCOME	5,555,118	4,945,733	9,973,794	14,482,277	12,985,939

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments with non-affiliates	(19,407)	(29,033)	(90,940)	(100,479)	(199,948)
Investments with affiliates	2,393,182	3,740,516	7,852,870	14,297,224	11,900,906
Realized gain distributions from affiliated mutual funds	6,958,439	6,954,615	16,825,963	27,901,955	28,630,833

Net realized gain	9,332,214	10,666,098	24,587,893	42,098,700	40,331,791

Net change in unrealized appreciation (depreciation) on:
Investments with non-affiliates	(714,184)	(601,051)	(1,670,747)	(2,843,651)	(2,961,382)
Investments with affiliates	(18,436,259)	(18,584,497)	(40,844,878)	(67,444,493)	(64,228,950)

Net change in unrealized depreciation on investments	(19,150,443)	(19,185,548)	(42,515,625)	(70,288,144)	(67,190,332)

NET LOSS	(9,818,229)	(8,519,450)	(17,927,732)	(28,189,444)	(26,858,541)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,263,111)	$(3,573,717)	$(7,953,938)	$(13,707,167)	$(13,872,602)

(a)	Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2015 to December 31, 2015

	Milestone Funds
	Milestone 2030	Milestone 2035	Milestone 2040	Milestone 2045	Milestone 2050
INVESTMENT INCOME:
Dividend income from affiliated mutual funds(a)	$11,394,129	$7,679,105	$7,046,881	$3,016,392	$1,177,406
Dividend income from non-affiliates	461,075	356,166	366,672	168,944	61,763

Total investment income	11,855,204	8,035,271	7,413,553	3,185,336	1,239,169

EXPENSES:
Advisory (Note 5)	570,192	393,937	375,524	156,221	55,904
Fund services Investor M Shares	259,265	191,681	174,090	93,687	35,748
Custodian	3,468	3,380	3,391	3,194	3,650
Administration	15,000	15,000	15,000	15,001	14,999
Fund accounting	18,001	12,608	12,608	12,523	10,786
Legal	45,553	31,616	30,492	11,720	3,643
Audit	21,966	21,966	21,966	21,966	21,957
Directors	6,339	4,396	4,240	1,603	488
State license fees and memberships	21,760	21,199	20,623	17,488	19,465
Other expenses	37,322	26,080	25,108	11,006	4,410

Total expenses	998,866	721,863	683,042	344,409	171,050

NET INVESTMENT INCOME	10,856,338	7,313,408	6,730,511	2,840,927	1,068,119

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments with non-affiliates	(203,892)	(226,816)	(346,054)	(122,922)	(35,296)
Investments with affiliates	11,549,276	7,803,940	8,059,088	1,853,636	281,360
Realized gain distributions from affiliated mutual funds	27,466,545	21,534,008	22,515,172	10,607,671	4,144,425

Net realized gain	38,811,929	29,111,132	30,228,206	12,338,385	4,390,489

Net change in unrealized appreciation (depreciation) on:
Investments with non-affiliates	(3,005,175)	(2,228,842)	(2,199,728)	(1,059,224)	(417,931)
Investments with affiliates	(60,050,013)	(44,277,643)	(45,401,097)	(19,258,850)	(7,120,131)

Net change in unrealized depreciation on investments	(63,055,188)	(46,506,485)	(47,600,825)	(20,318,074)	(7,538,062)

NET LOSS	(24,243,259)	(17,395,353)	(17,372,619)	(7,979,689)	(3,147,573)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,386,921)	$(10,081,945)	$(10,642,108)	$(5,138,762)	$(2,079,454)

(a)	Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Low Duration Bond		Inflation Focused Fund(1)
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Increase (decrease) in net assets resulting from operations:
Net investment income	$9,723,020	$8,752,116	$2,315,173	$7,231,993
Net realized gain (loss)	1,015,498	1,721,127	5,157,336	(380,361)
Net change in unrealized appreciation (depreciation)	(7,578,772)	(3,933,552)	(16,140,613)	9,566,416

Net increase (decrease) in net assets resulting from operations	3,159,746	6,539,691	(8,668,104)	16,418,048

Distributions to shareholders from:
Net investment income—Investor Shares	(582,188)	(517,424)	(41,585)	(387,582)
Net investment income—T Shares	(9,224,038)	(8,289,473)	(1,832,122)	(8,342,141)
Net realized gain—Investor Shares	(54,108)	(175,848)	(146,156)	(66,255)
Net realized gain—T Shares	(682,520)	(2,127,626)	(3,189,420)	(1,316,175)
Return of Capital—Investor Shares	—	—	(32,119)	—
Return of Capital—T Shares	—	—	(701,793)	—

Total distributions	(10,542,854)	(11,110,371)	(5,943,195)	(10,112,153)

Capital share transactions:
Proceeds from sale of shares—Investor Shares	7,148,936	22,324,799	2,858,786	3,220,170
Proceeds from sale of shares—T Shares	66,870,191	225,659,304	53,746,473	130,810,302
Reinvestment of distributions—Investor Shares	636,296	693,272	219,860	453,837
Reinvestment of distributions—T Shares	9,906,558	10,417,099	5,723,335	9,658,316
Value of shares redeemed—Investor Shares	(9,367,742)	(9,254,046)	(4,852,755)	(7,439,397)
Value of shares redeemed—T Shares	(68,575,521)	(49,633,621)	(53,479,416)	(201,165,860)

Net increase (decrease) from capital share transactions	6,618,718	200,206,807	4,216,283	(64,462,632)

Total increase (decrease) in net assets	(764,390)	195,636,127	(10,395,016)	(58,156,737)

NET ASSETS at beginning of year	797,892,468	602,256,341	524,661,805	582,818,542

NET ASSETS at end of year	$797,128,078	$797,892,468	$514,266,789	$524,661,805

Accumulated net investment income (loss) included in net assets at end of year	$2,237	$(37,480)	$(27,497)	$(30,568)

SHARE TRANSACTIONS:
Number of shares sold—Investor Shares	710,394	2,202,204	269,626	297,947
Number of shares issued through reinvestment of dividends and distributions—Investor Shares	63,255	68,570	21,266	41,800
Number of shares redeemed—Investor Shares	(930,505)	(913,208)	(458,951)	(694,041)

Net increase (decrease) in shares outstanding—Investor Shares	(156,856)	1,357,566	(168,059)	(354,294)

Number of shares sold—T Shares	6,632,128	22,245,686	5,074,820	12,112,802
Number of shares issued through reinvestment of dividends and distributions—T Shares	984,568	1,029,637	550,583	889,650
Number of shares redeemed—T Shares	(6,812,421)	(4,893,342)	(5,054,163)	(18,573,927)

Net increase (decrease) in shares outstanding—T Shares	804,275	18,381,981	571,240	(5,571,475)

(1)	Formerly Inflation Protected Securities Fund.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	High Yield Fund		Equity Income
	For the Year Ended December 31, 2015	For the Period from May 1, 2014* to December 31, 2014	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Increase (decrease) in net assets resulting from operations:
Net investment income	$19,840,210	$9,378,783	$58,620,889	$40,258,127
Net realized gain (loss)	(10,655,254)	(2,083,183)	138,369,515	401,484,340
Net change in unrealized depreciation	(27,974,565)	(17,606,048)	(366,793,672)	(248,007,402)

Net increase (decrease) in net assets resulting from operations	(18,789,609)	(10,310,448)	(169,803,268)	193,735,065

Distributions to shareholders from:
Net investment income—Investor Shares	—	—	(1,242,381)	(820,419)
Net investment income—T Shares	(21,041,931)	(9,802,943)	(59,008,261)	(40,860,125)
Net realized gain—Investor Shares	—	—	(3,489,663)	(8,634,805)
Net realized gain—T Shares	—	—	(150,437,370)	(363,285,274)

Total distributions	(21,041,931)	(9,802,943)	(214,177,675)	(413,600,623)

Capital share transactions:
Proceeds from sale of shares—Investor Shares	—	—	2,323,083	4,816,993
Proceeds from sale of shares—T Shares	38,546,744	380,494,068	153,345,996	244,967,389
Reinvestment of distributions—Investor Shares	—	—	4,684,824	9,346,332
Reinvestment of distributions—T Shares	21,041,931	9,802,943	209,445,631	404,145,399
Value of shares redeemed—Investor Shares	—	—	(7,736,972)	(15,106,936)
Value of shares redeemed—T Shares	(20,334,169)	(8,044,683)	(327,166,550)	(540,918,163)

Net increase from capital share transactions	39,254,506	382,252,328	34,896,012	107,251,014

Total increase (decrease) in net assets	(577,034)	362,138,937	(349,084,931)	(112,614,544)

NET ASSETS at beginning of year	362,138,937	—	2,374,827,810	2,487,442,354

NET ASSETS at end of year	$361,561,903	$362,138,937	$2,025,742,879	$2,374,827,810

Accumulated net investment income (loss) included in net assets at end of year	$1,279,998	$(106,160)	$1,210,291	$695,028

SHARE TRANSACTIONS:
Number of shares sold—Investor Shares	—	—	244,047	420,557
Number of shares issued through reinvestment of dividends and distributions—Investor Shares	—	—	584,872	936,506
Number of shares redeemed—Investor Shares	—	—	(791,824)	(1,294,022)

Net increase in shares outstanding—Investor Shares	—	—	37,095	63,041

Number of shares sold—T Shares	4,205,401	38,046,736	16,114,732	21,501,911
Number of shares issued through reinvestment of dividends and distributions—T Shares	2,286,567	1,002,998	26,148,019	40,495,531
Number of shares redeemed—T Shares	(2,177,574)	(819,366)	(34,442,719)	(47,383,766)

Net increase in shares outstanding—T Shares	4,314,394	38,230,368	7,820,032	14,613,676

*	Commencement of operations

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Growth & Income		Growth
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Increase (decrease) in net assets resulting from operations:
Net investment income	$21,922,335	$24,813,245	$10,817,426	$9,389,846
Net realized gain	147,270,373	203,560,502	341,882,629	261,131,110
Net change in unrealized depreciation	(169,340,731)	(52,211,164)	(248,050,678)	(48,951,875)

Net increase (decrease) in net assets resulting from operations	(148,023)	176,162,583	104,649,377	221,569,081

Distributions to shareholders from:
Net investment income—Investor Shares	(391,670)	(471,226)	(119,885)	(54,011)
Net investment income—T Shares	(23,260,199)	(26,151,419)	(14,056,277)	(12,612,689)
Net realized gain—Investor Shares	(3,198,103)	(4,333,419)	(4,349,539)	(654,616)
Net realized gain—T Shares	(151,825,517)	(198,226,748)	(339,007,161)	(63,407,955)

Total distributions	(178,675,489)	(229,182,812)	(357,532,862)	(76,729,271)

Capital share transactions:
Proceeds from sale of shares—Investor Shares	5,165,940	5,241,662	5,550,734	1,974,137
Proceeds from sale of shares—T Shares	277,926,272	224,039,742	104,018,649	106,099,073
Reinvestment of distributions—Investor Shares	3,589,773	4,799,820	4,469,424	708,627
Reinvestment of distributions—T Shares	175,085,716	224,378,167	353,063,438	76,020,644
Value of shares redeemed—Investor Shares	(5,363,056)	(12,327,086)	(1,658,517)	(12,301,146)
Value of shares redeemed—T Shares	(217,993,761)	(406,823,052)	(299,771,726)	(329,773,217)

Net increase (decrease) from capital share transactions	238,410,884	39,309,253	165,672,002	(157,271,882)

Total increase (decrease) in net assets	59,587,372	(13,710,976)	(87,211,483)	(12,432,072)

NET ASSETS at beginning of year	1,722,355,060	1,736,066,036	2,313,047,658	2,325,479,730

NET ASSETS at end of year	$1,781,942,432	$1,722,355,060	$2,225,836,175	$2,313,047,658

Accumulated net investment income included in net assets at end of year	$389,662	$94,147	$—	$75,854

SHARE TRANSACTIONS:
Number of shares sold—Investor Shares	400,376	382,693	407,346	151,497
Number of shares issued through reinvestment of dividends and distributions—Investor Shares	321,089	374,693	382,656	51,914
Number of shares redeemed—Investor Shares	(415,430)	(873,747)	(121,178)	(914,030)

Net increase (decrease) in shares outstanding—Investor Shares	306,035	(116,361)	668,824	(710,619)

Number of shares sold—T Shares	21,813,560	16,354,505	7,582,451	8,262,721
Number of shares issued through reinvestment of dividends and distributions—T Shares	15,660,618	17,515,860	30,253,937	5,573,361
Number of shares redeemed—T Shares	(17,023,523)	(29,813,560)	(21,556,503)	(25,386,787)

Net increase (decrease) in shares outstanding—T Shares	20,450,655	4,056,805	16,279,885	(11,550,705)

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Select Value		Aggressive Opportunities
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Increase (decrease) in net assets resulting from operations:
Net investment income	$5,534,438	$6,019,559	$11,353,992	$5,510,678
Net realized gain	34,470,980	63,920,784	84,757,022	158,189,919
Net change in unrealized depreciation	(70,310,230)	(32,655,980)	(117,723,788)	(106,899,354)

Net increase (decrease) in net assets resulting from operations	(30,304,812)	37,284,363	(21,612,774)	56,801,243

Distributions to shareholders from:
Net investment income—Investor Shares	(74,792)	(85,104)	(271,008)	—
Net investment income—T Shares	(5,335,428)	(5,727,626)	(10,757,341)	(2,251,679)
Net realized gain—Investor Shares	(794,000)	(1,146,087)	(3,109,510)	(4,926,216)
Net realized gain—T Shares	(44,929,147)	(60,566,966)	(94,536,237)	(158,932,923)

Total distributions	(51,133,367)	(67,525,783)	(108,674,096)	(166,110,818)

Capital share transactions:
Proceeds from sale of shares—Investor Shares	1,315,181	1,820,495	5,158,491	3,335,896
Proceeds from sale of shares—T Shares	46,423,984	68,584,217	50,728,522	74,333,241
Reinvestment of distributions—Investor Shares	868,792	1,231,191	3,361,468	4,894,384
Reinvestment of distributions—T Shares	50,264,575	66,294,592	105,293,578	161,184,602
Value of shares redeemed—Investor Shares	(2,172,192)	(3,315,794)	(5,609,363)	(4,516,382)
Value of shares redeemed—T Shares	(69,551,050)	(126,563,191)	(136,766,128)	(268,462,058)

Net increase (decrease) from capital share transactions	27,149,290	8,051,510	22,166,568	(29,230,317)

Total decrease in net assets	(54,288,889)	(22,189,910)	(108,120,302)	(138,539,892)

NET ASSETS at beginning of year	454,545,649	476,735,559	1,104,175,709	1,242,715,601

NET ASSETS at end of year	$400,256,760	$454,545,649	$996,055,407	$1,104,175,709

Accumulated net investment income included in net assets at end of year	$472,022	$367,106	$5,758,999	$5,485,551

SHARE TRANSACTIONS:
Number of shares sold—Investor Shares	113,435	139,730	428,485	256,980
Number of shares issued through reinvestment of dividends and distributions—Investor Shares	92,312	103,986	344,413	424,123
Number of shares redeemed—Investor Shares	(184,945)	(250,619)	(471,509)	(350,328)

Net increase (decrease) in shares outstanding—Investor Shares	20,802	(6,903)	301,389	330,775

Number of shares sold—T Shares	4,013,893	5,268,863	4,359,635	5,768,524
Number of shares issued through reinvestment of dividends and distributions—T Shares	5,340,780	5,599,205	10,777,234	13,967,470
Number of shares redeemed—T Shares	(6,035,277)	(9,576,653)	(11,689,450)	(20,912,573)

Net increase (decrease) in shares outstanding—T Shares	3,319,396	1,291,415	3,447,419	(1,176,579)

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Discovery		International
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Increase (decrease) in net assets resulting from operations:
Net investment income	$2,418,562	$2,401,103	$29,827,045	$37,674,215
Net realized gain	3,594,452	26,909,902	2,386,483	67,220,775
Net change in unrealized depreciation	(36,198,209)	(11,845,019)	(59,413,884)	(145,187,701)

Net increase (decrease) in net assets resulting from operations	(30,185,195)	17,465,986	(27,200,356)	(40,292,711)

Distributions to shareholders from:
Net investment income—Investor Shares	(4,021)	(33,955)	(425,447)	(847,023)
Net investment income—T Shares	(2,102,864)	(1,966,387)	(31,673,281)	(53,317,861)
Net realized gain—Investor Shares	(125,561)	(815,141)	(94,541)	(110,835)
Net realized gain—T Shares	(11,979,061)	(34,333,271)	(6,094,871)	(6,630,935)

Total distributions	(14,211,507)	(37,148,754)	(38,288,140)	(60,906,654)

Capital share transactions:
Proceeds from sale of shares—Investor Shares	3,395,375	5,540,282	5,271,421	11,894,255
Proceeds from sale of shares—T Shares	351,029,833	87,311,145	386,405,951	277,833,649
Reinvestment of distributions—Investor Shares	129,582	849,096	519,988	957,858
Reinvestment of distributions—T Shares	14,081,925	36,299,658	37,768,152	59,948,796
Value of shares redeemed—Investor Shares	(4,059,671)	(3,256,085)	(4,010,602)	(2,287,120)
Value of shares redeemed—T Shares	(118,023,787)	(93,351,184)	(180,719,392)	(164,351,608)

Net increase from capital share transactions	246,553,257	33,392,912	245,235,518	183,995,830

Total increase in net assets	202,156,555	13,710,144	179,737,842	82,796,465

NET ASSETS at beginning of year	292,560,121	278,849,977	1,518,231,900	1,435,435,435

NET ASSETS at end of year	$494,716,676	$292,560,121	$1,697,978,922	$1,518,231,900

Accumulated net investment income (loss) included in net assets at end of year	$529,013	$469,868	$(958,783)	$(1,869,467)

SHARE TRANSACTIONS:
Number of shares sold—Investor Shares	335,981	509,860	500,016	1,049,102
Number of shares issued through reinvestment of dividends and distributions—Investor Shares	14,658	85,767	53,089	91,749
Number of shares redeemed—Investor Shares	(405,954)	(301,173)	(378,305)	(203,947)

Net increase (decrease) in shares outstanding—Investor Shares	(55,315)	294,454	174,800	936,904

Number of shares sold—T Shares	36,558,577	8,091,291	37,356,541	24,670,625
Number of shares issued through reinvestment of dividends and distributions—T Shares	1,592,978	3,662,932	3,856,178	5,742,222
Number of shares redeemed—T Shares	(12,173,875)	(8,620,332)	(17,001,181)	(14,340,291)

Net increase in shares outstanding—T Shares	25,977,680	3,133,891	24,211,538	16,072,556

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Diversifying Strategies(1)		Core Bond Index
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Increase (decrease) in net assets resulting from operations:
Net investment income	$14,339,277	$13,453,986	$37,455,374	$34,310,824
Net realized gain (loss)	(201,365)	45,036,598	6,762,996	14,213,184
Net change in unrealized appreciation (depreciation)	(30,041,520)	(18,944,694)	(38,555,223)	36,237,737

Net increase (decrease) in net assets resulting from operations	(15,903,608)	39,545,890	5,663,147	84,761,745

Distributions to shareholders from:
Net investment income—Class I	—	—	(632,247)	(544,019)
Net investment income—Class II	—	—	(331,872)	(544,667)
Net investment income—T Shares	(17,968,584)	(23,586,169)	(45,497,729)	(40,650,554)
Net realized gain—T Shares	(6,654,445)	(46,251,344)	—	—

Total distributions	(24,623,029)	(69,837,513)	(46,461,848)	(41,739,240)

Capital share transactions:
Proceeds from sale of shares—Class I	—	—	9,382,056	5,647,559
Proceeds from sale of shares—Class II	—	—	1,876,421	1,879,808
Proceeds from sale of shares—T Shares	63,927,747	235,173,400	198,690,519	504,565,112
Reinvestment of distributions—Class I	—	—	632,247	544,019
Reinvestment of distributions—Class II	—	—	331,872	544,667
Reinvestment of distributions—T Shares	24,623,029	69,837,513	45,497,729	40,650,554
Value of shares redeemed—Class I	—	—	(5,522,463)	(5,749,889)
Value of shares redeemed—Class II	—	—	(2,447,822)	(17,062,487)
Value of shares redeemed—T Shares	(212,547,536)	(271,626,079)	(181,599,317)	(168,777,771)

Net increase (decrease) from capital share transactions	(123,996,760)	33,384,834	66,841,242	362,241,572

Total increase (decrease) in net assets	(164,523,397)	3,093,211	26,042,541	405,264,077

NET ASSETS at beginning of year	1,096,682,583	1,093,589,372	1,684,808,935	1,279,544,858

NET ASSETS at end of year	$932,159,186	$1,096,682,583	$1,710,851,476	$1,684,808,935

Accumulated net investment income (loss) included in net assets at end of year	$1,148,947	$(2,562,967)	$(8,948)	$(96,343)

SHARE TRANSACTIONS:
Number of shares sold—Class I	—	—	913,974	550,726
Number of shares issued through reinvestment of dividends and distributions—Class I	—	—	61,755	53,202
Number of shares redeemed—Class I	—	—	(539,865)	(562,146)

Net increase in shares outstanding—Class I	—	—	435,864	41,782

Number of shares sold—Class II	—	—	182,256	182,251
Number of shares issued through reinvestment of dividends and distributions—Class II	—	—	32,173	53,035
Number of shares redeemed—Class II	—	—	(238,263)	(1,651,045)

Net decrease in shares outstanding—Class II	—	—	(23,834)	(1,415,759)

Number of shares sold—T Shares	6,231,708	22,385,620	19,411,079	49,497,440
Number of shares issued through reinvestment of dividends and distributions—T Shares	2,559,566	6,914,606	4,444,475	3,974,622
Number of shares redeemed—T Shares	(20,905,538)	(25,903,396)	(17,734,235)	(16,514,886)

Net increase (decrease) in shares outstanding—T Shares	(12,114,264)	3,396,830	6,121,319	36,957,176

(1)	Formerly Diversified Assets Fund.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	500 Stock Index		Broad Market Index
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Increase (decrease) in net assets resulting from operations:
Net investment income	$18,241,297	$13,321,778	$20,677,917	$14,918,832
Net realized gain	16,525,294	23,605,934	16,480,009	12,123,406
Net change in unrealized appreciation (depreciation)	(23,671,456)	54,883,368	(32,729,774)	71,057,223

Net increase in net assets resulting from operations	11,095,135	91,811,080	4,428,152	98,099,461

Distributions to shareholders from:
Net investment income—Class I	(927,382)	(640,678)	(1,050,222)	(640,269)
Net investment income—Class II	(481,905)	(343,645)	(313,338)	(213,009)
Net investment income—T Shares	(16,508,422)	(12,049,184)	(18,692,247)	(13,458,430)
Net realized gain—Class I	(784,427)	(861,906)	(863,374)	(528,649)
Net realized gain—Class II	(364,289)	(397,104)	(234,860)	(159,115)
Net realized gain—T Shares	(12,268,084)	(14,168,004)	(13,780,014)	(9,617,698)

Total distributions	(31,334,509)	(28,460,521)	(34,934,055)	(24,617,170)

Capital share transactions:
Proceeds from sale of shares—Class I	11,583,056	15,072,916	14,627,621	9,534,729
Proceeds from sale of shares—Class II	4,455,502	17,855,525	564,206	1,277,348
Proceeds from sale of shares—T Shares	148,257,853	140,762,443	90,051,173	170,379,043
Reinvestment of distributions—Class I	1,709,803	1,500,551	1,913,596	1,168,918
Reinvestment of distributions—Class II	846,194	740,749	548,198	372,124
Reinvestment of distributions—T Shares	28,776,506	26,217,188	32,472,261	23,076,128
Value of shares redeemed—Class I	(5,954,809)	(4,174,845)	(8,631,665)	(5,397,274)
Value of shares redeemed—Class II	(2,076,150)	(1,118,082)	(232,674)	(6,196,369)
Value of shares redeemed—T Shares	(96,730,919)	(75,913,641)	(95,975,335)	(163,412,727)

Net increase from capital share transactions	90,867,036	120,942,804	35,337,381	30,801,920

Total increase in net assets	70,627,662	184,293,363	4,831,478	104,284,211

NET ASSETS at beginning of year	846,080,794	661,787,431	884,365,362	780,081,151

NET ASSETS at end of year	$916,708,456	$846,080,794	$889,196,840	$884,365,362

Accumulated net investment income included in net assets at end of year	$558,672	$552,292	$6,654,428	$6,478,612

SHARE TRANSACTIONS:
Number of shares sold—Class I	715,055	966,736	838,951	578,469
Number of shares issued through reinvestment of dividends and distributions—Class I	111,026	92,856	116,896	67,295
Number of shares redeemed—Class I	(366,195)	(269,793)	(493,895)	(324,033)

Net increase in shares outstanding—Class I	459,886	789,799	461,952	321,731

Number of shares sold—Class II	293,215	1,188,128	34,823	80,743
Number of shares issued through reinvestment of dividends and distributions—Class II	58,682	48,830	35,947	22,942
Number of shares redeemed—Class II	(138,278)	(74,568)	(14,104)	(386,047)

Net increase (decrease) in shares outstanding—Class II	213,619	1,162,390	56,666	(282,362)

Number of shares sold—T Shares	9,160,519	8,982,701	5,186,995	10,198,937
Number of shares issued through reinvestment of dividends and distributions—T Shares	1,867,392	1,620,345	1,982,434	1,328,505
Number of shares redeemed—T Shares	(5,941,535)	(5,017,073)	(5,475,881)	(9,746,463)

Net increase in shares outstanding—T Shares	5,086,376	5,585,973	1,693,548	1,780,979

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Mid/Small Company Index		Overseas Equity Index
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Increase (decrease) in net assets resulting from operations:
Net investment income	$11,788,077	$11,694,745	$8,650,504	$10,443,102
Net realized gain (loss)	66,356,139	41,390,448	(675,700)	1,000,131
Net change in unrealized depreciation	(100,784,186)	(3,293,279)	(7,860,119)	(30,489,867)

Net increase (decrease) in net assets resulting from operations	(22,639,970)	49,791,914	114,685	(19,046,634)

Distributions to shareholders from:
Net investment income—Class I	(419,135)	(387,206)	(234,824)	(350,736)
Net investment income—Class II	(272,683)	(237,968)	(70,964)	(114,766)
Net investment income—T Shares	(10,385,667)	(10,386,755)	(8,508,998)	(9,532,614)
Net realized gain—Class I	(3,256,618)	(1,358,208)	—	—
Net realized gain—Class II	(1,808,884)	(693,040)	—	—
Net realized gain—T Shares	(67,685,134)	(30,547,748)	—	—

Total distributions	(83,828,121)	(43,610,925)	(8,814,786)	(9,998,116)

Capital share transactions:
Proceeds from sale of shares—Class I	5,317,641	6,453,535	3,873,449	2,881,307
Proceeds from sale of shares—Class II	3,431,234	9,525,538	246,373	272,901
Proceeds from sale of shares—T Shares	140,728,730	165,951,642	199,515,261	53,656,523
Reinvestment of distributions—Class I	3,675,753	1,744,150	234,824	350,736
Reinvestment of distributions—Class II	2,081,567	931,008	70,964	114,766
Reinvestment of distributions—T Shares	78,070,801	40,934,503	8,508,998	9,532,614
Value of shares redeemed—Class I	(4,369,265)	(5,512,482)	(1,658,207)	(1,881,519)
Value of shares redeemed—Class II	(1,072,036)	(1,098,623)	(157,196)	(132,908)
Value of shares redeemed—T Shares	(153,246,728)	(201,843,999)	(66,819,788)	(33,613,310)

Net increase from capital share transactions	74,617,697	17,085,272	143,814,678	31,181,110

Total increase (decrease) in net assets	(31,850,394)	23,266,261	135,114,577	2,136,360

NET ASSETS at beginning of year	744,112,802	720,846,541	299,047,923	296,911,563

NET ASSETS at end of year	$712,262,408	$744,112,802	$434,162,500	$299,047,923

Accumulated net investment income (loss) included in net assets at end of year	$2,123,960	$2,044,672	$(721,408)	$(801,273)

SHARE TRANSACTIONS:
Number of shares sold—Class I	262,066	320,706	325,101	226,443
Number of shares issued through reinvestment of dividends and distributions—Class I	220,237	88,044	21,462	30,158
Number of shares redeemed—Class I	(221,251)	(274,465)	(139,291)	(153,004)

Net increase in shares outstanding—Class I	261,052	134,285	207,272	103,597

Number of shares sold—Class II	182,179	493,550	22,067	23,049
Number of shares issued through reinvestment of dividends and distributions—Class II	134,817	50,325	6,984	10,607
Number of shares redeemed—Class II	(57,128)	(58,049)	(14,228)	(11,426)

Net increase in shares outstanding—Class II	259,868	485,826	14,823	22,230

Number of shares sold—T Shares	7,057,020	8,358,848	17,562,909	4,247,249
Number of shares issued through reinvestment of dividends and distributions—T Shares	4,674,898	2,065,313	777,713	819,657
Number of shares redeemed—T Shares	(7,667,913)	(10,142,417)	(5,531,862)	(2,731,197)

Net increase in shares outstanding—T Shares	4,064,005	281,744	12,808,760	2,335,709

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio Funds
	Conservative Growth		Traditional Growth
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Increase (decrease) in net assets resulting from operations:
Net investment income	$11,943,459	$11,108,231	$30,370,727	$30,318,910
Net realized gain	27,652,384	66,038,075	91,709,786	148,124,291
Net change in unrealized depreciation	(48,880,801)	(55,203,589)	(152,302,962)	(99,924,852)

Net increase (decrease) in net assets resulting from operations	(9,284,958)	21,942,717	(30,222,449)	78,518,349

Distributions to shareholders from:
Net investment income—Investor M Shares	(1,530,844)	(1,679,979)	(2,296,894)	(2,182,122)
Net investment income—TM Shares	(10,710,640)	(9,749,879)	(28,215,363)	(28,304,882)
Net realized gain—Investor M Shares	(4,108,994)	(9,055,532)	(8,869,524)	(8,558,528)
Net realized gain—TM Shares	(24,627,527)	(45,424,701)	(94,183,241)	(96,454,822)

Total distributions	(40,978,005)	(65,910,091)	(133,565,022)	(135,500,354)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	6,117,393	14,633,416	16,446,127	17,958,028
Proceeds from sale of shares—TM Shares	31,273,895	49,918,035	68,545,745	108,786,295
Reinvestment of distributions—Investor M Shares	5,639,838	10,735,511	11,151,712	10,724,130
Reinvestment of distributions—TM Shares	35,338,167	55,174,580	122,398,604	124,759,704
Value of shares redeemed—Investor M Shares	(28,934,880)	(9,320,001)	(12,830,975)	(8,388,931)
Value of shares redeemed—TM Shares	(60,193,213)	(66,886,742)	(127,861,536)	(169,238,358)

Net increase (decrease) from capital share transactions	(10,758,800)	54,254,799	77,849,677	84,600,868

Total increase (decrease) in net assets	(61,021,763)	10,287,425	(85,937,794)	27,618,863

NET ASSETS at beginning of year	671,718,283	661,430,858	1,717,704,994	1,690,086,131

NET ASSETS at end of year	$610,696,520	$671,718,283	$1,631,767,200	$1,717,704,994

Accumulated net investment income (loss) included in net assets at end of year	$(232,733)	$(2)	$(62,280)	$39,798

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	244,618	534,409	640,661	663,347
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	245,637	429,592	486,125	421,380
Number of shares redeemed—Investor M Shares	(1,154,271)	(342,824)	(504,009)	(311,618)

Net increase (decrease) in shares outstanding—Investor M Shares	(664,016)	621,177	622,777	773,109

Number of shares sold—TM Shares	1,244,941	1,822,349	2,675,117	4,004,882
Number of shares issued through reinvestment of dividends and distributions—TM Shares	1,539,119	2,206,983	5,335,598	4,900,224
Number of shares redeemed—TM Shares	(2,395,296)	(2,446,078)	(4,987,206)	(6,263,786)

Net increase in shares outstanding—TM Shares	388,764	1,583,254	3,023,509	2,641,320

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio Funds
	Long-Term Growth		Global Equity Growth(1)
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Increase (decrease) in net assets resulting from operations:
Net investment income	$39,210,878	$40,282,518	$13,868,330	$14,237,768
Net realized gain	158,965,879	220,788,514	68,159,420	118,879,220
Net change in unrealized depreciation	(249,300,146)	(140,197,415)	(115,995,979)	(76,954,076)

Net increase (decrease) in net assets resulting from operations	(51,123,389)	120,873,617	(33,968,229)	56,162,912

Distributions to shareholders from:
Net investment income—Investor M Shares	(1,653,016)	(1,911,728)	(660,691)	(745,387)
Net investment income—TM Shares	(37,629,197)	(38,440,797)	(13,207,900)	(14,648,523)
Net realized gain— Investor M Shares	(9,231,748)	(7,759,067)	(5,783,772)	(3,923,898)
Net realized gain—TM Shares	(178,962,649)	(135,589,631)	(96,160,075)	(65,807,969)

Total distributions	(227,476,610)	(183,701,223)	(115,812,438)	(85,125,777)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	10,632,959	11,781,111	3,805,167	5,826,972
Proceeds from sale of shares—TM Shares	92,315,579	114,209,858	47,763,896	65,042,026
Reinvestment of distributions—Investor M Shares	10,869,598	9,657,947	6,444,463	4,669,286
Reinvestment of distributions—TM Shares	216,591,846	174,030,427	109,367,975	80,456,491
Value of shares redeemed—Investor M Shares	(25,734,499)	(4,607,398)	(5,137,986)	(4,250,722)
Value of shares redeemed—TM Shares	(153,393,954)	(203,028,544)	(79,978,874)	(92,219,928)

Net increase from capital share transactions	151,281,529	102,043,401	82,264,641	59,524,125

Total increase (decrease) in net assets	(127,318,470)	39,215,795	(67,516,026)	30,561,260

NET ASSETS at beginning of year	2,251,355,668	2,212,139,873	956,628,812	926,067,552

NET ASSETS at end of year	$2,124,037,198	$2,251,355,668	$889,112,786	$956,628,812

Accumulated net investment income (loss) included in net assets at end of year	$(71,336)	$79,284	$(261)	$—

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	421,475	441,629	144,973	211,525
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	493,176	382,039	296,161	179,726
Number of shares redeemed—Investor M Shares	(1,008,595)	(172,492)	(198,187)	(154,683)

Net increase (decrease) in shares outstanding—Investor M Shares	(93,944)	651,176	242,947	236,568

Number of shares sold—TM Shares	3,634,509	4,236,883	1,847,779	2,343,768
Number of shares issued through reinvestment of dividends and distributions—TM Shares	9,827,216	6,881,393	5,023,793	3,095,671
Number of shares redeemed—TM Shares	(6,023,941)	(7,594,233)	(3,078,755)	(3,340,728)

Net increase in shares outstanding—TM Shares	7,437,784	3,524,043	3,792,817	2,098,711

(1)	Formerly Vantagepoint Model Portfolio All-Equity Growth Fund.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone Retirement Income		Milestone 2010
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Increase (decrease) in net assets resulting from operations:
Net investment income	$5,555,118	$5,516,843	$4,945,733	$4,866,543
Net realized gain	9,332,214	18,468,092	10,666,098	24,843,236
Net change in unrealized depreciation	(19,150,443)	(12,287,502)	(19,185,548)	(17,828,647)

Net increase (decrease) in net assets resulting from operations	(4,263,111)	11,697,433	(3,573,717)	11,881,132

Distributions to shareholders from:
Net investment income—Investor M Shares	(1,343,652)	(1,305,019)	(1,134,879)	(1,077,886)
Net investment income—TM Shares	(4,211,332)	(4,227,338)	(3,812,321)	(3,802,645)
Net realized gain—Investor M Shares	(3,106,172)	(3,850,669)	(3,223,432)	(5,347,727)
Net realized gain—TM Shares	(8,369,460)	(10,680,592)	(9,360,952)	(16,150,823)

Total distributions	(17,030,616)	(20,063,618)	(17,531,584)	(26,379,081)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	6,889,853	7,593,942	4,910,271	5,361,424
Proceeds from sale of shares—TM Shares	26,667,364	39,877,402	19,818,390	26,366,192
Reinvestment of distributions—Investor M Shares	4,449,824	5,155,688	4,358,311	6,425,612
Reinvestment of distributions—TM Shares	12,580,792	14,907,930	13,173,273	19,953,469
Value of shares redeemed—Investor M Shares	(9,950,755)	(8,602,035)	(8,657,303)	(7,639,609)
Value of shares redeemed—TM Shares	(42,360,872)	(41,604,923)	(39,928,770)	(34,646,866)

Net increase (decrease) from capital share transactions	(1,723,794)	17,328,004	(6,325,828)	15,820,222

Total increase (decrease) in net assets	(23,017,521)	8,961,819	(27,431,129)	1,322,273

NET ASSETS at beginning of year	332,594,080	323,632,261	291,374,834	290,052,561

NET ASSETS at end of year	$309,576,559	$332,594,080	$263,943,705	$291,374,834

Accumulated net investment income (loss) included in net assets at end of year	$46,350	$—	$37,666	$—

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	646,756	682,860	456,798	466,065
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	449,478	485,469	441,125	598,846
Number of shares redeemed—Investor M Shares	(933,483)	(773,091)	(799,896)	(660,430)

Net increase in shares outstanding—Investor M Shares	162,751	395,238	98,027	404,481

Number of shares sold—TM Shares	2,490,975	3,574,042	1,833,830	2,278,112
Number of shares issued through reinvestment of dividends and distributions—TM Shares	1,270,787	1,403,760	1,333,327	1,859,596
Number of shares redeemed—TM Shares	(3,965,754)	(3,733,541)	(3,695,478)	(2,984,043)

Net increase (decrease) in shares outstanding—TM Shares	(203,992)	1,244,261	(528,321)	1,153,665

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2015		Milestone 2020
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Increase (decrease) in net assets resulting from operations:
Net investment income	$9,973,794	$9,854,551	$14,482,277	$13,175,944
Net realized gain	24,587,893	61,673,427	42,098,700	74,079,720
Net change in unrealized depreciation	(42,515,625)	(47,000,368)	(70,288,144)	(54,857,918)

Net increase (decrease) in net assets resulting from operations	(7,953,938)	24,527,610	(13,707,167)	32,397,746

Distributions to shareholders from:
Net investment income—Investor M Shares	(1,829,065)	(1,711,471)	(2,150,922)	(1,861,034)
Net investment income—TM Shares	(8,143,680)	(8,160,611)	(12,329,715)	(11,326,238)
Net realized gain—Investor M Shares	(5,909,470)	(10,009,324)	(7,578,587)	(8,789,746)
Net realized gain—TM Shares	(22,782,693)	(41,073,298)	(37,847,153)	(46,578,369)

Total distributions	(38,664,908)	(60,954,704)	(59,906,377)	(68,555,387)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	11,049,178	11,783,100	18,401,185	18,697,050
Proceeds from sale of shares—TM Shares	35,300,552	55,902,459	84,457,501	103,713,550
Reinvestment of distributions—Investor M Shares	7,738,535	11,720,795	9,729,509	10,650,780
Reinvestment of distributions—TM Shares	30,926,373	49,233,909	50,176,868	57,904,607
Value of shares redeemed—Investor M Shares	(11,730,855)	(9,101,662)	(5,916,940)	(5,518,303)
Value of shares redeemed—TM Shares	(67,624,364)	(59,211,217)	(59,221,792)	(46,973,319)

Net increase from capital share transactions	5,659,419	60,327,384	97,626,331	138,474,365

Total increase (decrease) in net assets	(40,959,427)	23,900,290	24,012,787	102,316,724

NET ASSETS at beginning of year	580,056,799	556,156,509	751,423,266	649,106,542

NET ASSETS at end of year	$539,097,372	$580,056,799	$775,436,053	$751,423,266

Accumulated net investment income (loss) included in net assets at end of year	$55,550	$—	$50,589	$(1)

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	988,744	970,292	1,561,289	1,483,691
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	760,171	1,052,136	914,428	907,995
Number of shares redeemed—Investor M Shares	(1,044,434)	(745,669)	(501,100)	(434,538)

Net increase in shares outstanding—Investor M Shares	704,481	1,276,759	1,974,617	1,957,148

Number of shares sold—TM Shares	3,133,246	4,581,538	7,130,042	8,223,940
Number of shares issued through reinvestment of dividends and distributions—TM Shares	3,037,954	4,419,561	4,711,443	4,936,454
Number of shares redeemed—TM Shares	(6,014,278)	(4,849,219)	(5,014,476)	(3,711,996)

Net increase in shares outstanding—TM Shares	156,922	4,151,880	6,827,009	9,448,398

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2025		Milestone 2030
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Increase (decrease) in net assets resulting from operations:
Net investment income	$12,985,939	$11,470,715	$10,856,338	$9,614,442
Net realized gain	40,331,791	67,866,828	38,811,929	62,051,573
Net change in unrealized depreciation	(67,190,332)	(50,705,637)	(63,055,188)	(46,491,817)

Net increase (decrease) in net assets resulting from operations	(13,872,602)	28,631,906	(13,386,921)	25,174,198

Distributions to shareholders from:
Net investment income—Investor M Shares	(1,951,252)	(1,688,003)	(1,796,194)	(1,548,006)
Net investment income—TM Shares	(11,033,983)	(9,785,596)	(9,060,522)	(8,065,902)
Net realized gain—Investor M Shares	(6,983,474)	(8,216,873)	(6,931,227)	(8,239,698)
Net realized gain—TM Shares	(34,469,186)	(41,721,722)	(30,554,064)	(37,683,492)

Total distributions	(54,437,895)	(61,412,194)	(48,342,007)	(55,537,098)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	18,114,864	18,116,854	19,885,079	15,702,934
Proceeds from sale of shares—TM Shares	86,014,872	96,199,824	80,269,157	86,840,925
Reinvestment of distributions—Investor M Shares	8,934,726	9,904,876	8,727,421	9,787,704
Reinvestment of distributions—TM Shares	45,503,169	51,507,318	39,614,586	45,749,394
Value of shares redeemed—Investor M Shares	(5,905,715)	(3,644,017)	(6,679,066)	(2,197,728)
Value of shares redeemed—TM Shares	(41,696,561)	(37,273,379)	(38,142,620)	(28,869,864)

Net increase from capital share transactions	110,965,355	134,811,476	103,674,557	127,013,365

Total increase in net assets	42,654,858	102,031,188	41,945,629	96,650,465

NET ASSETS at beginning of year	643,064,025	541,032,837	535,950,560	439,300,095

NET ASSETS at end of year	$685,718,883	$643,064,025	$577,896,189	$535,950,560

Accumulated net investment income (loss) included in net assets at end of year	$22,185	$—	$5,560	$(1)

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	1,501,198	1,399,554	1,611,268	1,176,523
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	826,524	827,475	792,681	797,045
Number of shares redeemed—Investor M Shares	(488,146)	(284,094)	(542,164)	(165,939)

Net increase in shares outstanding—Investor M Shares	1,839,576	1,942,935	1,861,785	1,807,629

Number of shares sold—TM Shares	7,126,950	7,448,862	6,470,053	6,510,421
Number of shares issued through reinvestment of dividends and distributions—TM Shares	4,205,468	4,299,442	3,594,790	3,722,489
Number of shares redeemed—TM Shares	(3,454,344)	(2,885,818)	(3,087,952)	(2,157,387)

Net increase in shares outstanding—TM Shares	7,878,074	8,862,486	6,976,891	8,075,523

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2035		Milestone 2040
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Increase (decrease) in net assets resulting from operations:
Net investment income	$7,313,408	$6,655,918	$6,730,511	$6,370,767
Net realized gain	29,111,132	45,797,145	30,228,206	48,978,273
Net change in unrealized depreciation	(46,506,485)	(34,344,832)	(47,600,825)	(37,475,098)

Net increase (decrease) in net assets resulting from operations	(10,081,945)	18,108,231	(10,642,108)	17,873,942

Distributions to shareholders from:
Net investment income—Investor M Shares	(1,275,572)	(1,144,115)	(1,112,092)	(1,060,406)
Net investment income—TM Shares	(6,038,018)	(5,511,885)	(5,560,879)	(5,252,783)
Net realized gain—Investor M Shares	(5,728,068)	(6,266,123)	(5,951,562)	(6,467,907)
Net realized gain—TM Shares	(23,572,777)	(26,456,625)	(25,732,935)	(28,048,682)

Total distributions	(36,614,435)	(39,378,748)	(38,357,468)	(40,829,778)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	13,192,103	10,527,060	11,966,690	11,991,278
Proceeds from sale of shares—TM Shares	54,860,755	64,105,420	52,167,027	54,199,207
Reinvestment of distributions—Investor M Shares	7,003,640	7,410,238	7,063,654	7,528,313
Reinvestment of distributions—TM Shares	29,610,795	31,968,510	31,293,814	33,301,465
Value of shares redeemed—Investor M Shares	(3,973,039)	(1,439,661)	(5,625,075)	(2,229,277)
Value of shares redeemed—TM Shares	(25,471,602)	(22,918,332)	(25,681,486)	(18,863,398)

Net increase from capital share transactions	75,222,652	89,653,235	71,184,624	85,927,588

Total increase in net assets	28,526,272	68,382,718	22,185,048	62,971,752

NET ASSETS at beginning of year	371,624,882	303,242,164	357,754,508	294,782,756

NET ASSETS at end of year	$400,151,154	$371,624,882	$379,939,556	$357,754,508

Accumulated net investment income (loss) included in net assets at end of year	$1,192	$1	$57,540	$—

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	1,050,991	777,522	946,255	869,021
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	634,388	594,722	639,824	596,538
Number of shares redeemed—Investor M Shares	(318,706)	(105,486)	(439,197)	(160,925)

Net increase in shares outstanding—Investor M Shares	1,366,673	1,266,758	1,146,882	1,304,634

Number of shares sold—TM Shares	4,369,199	4,735,052	4,104,717	3,913,831
Number of shares issued through reinvestment of dividends and distributions—TM Shares	2,679,710	2,565,691	2,834,584	2,636,696
Number of shares redeemed—TM Shares	(2,014,185)	(1,681,454)	(2,010,930)	(1,355,985)

Net increase in shares outstanding—TM Shares	5,034,724	5,619,289	4,928,371	5,194,542

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2045		Milestone 2050
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Increase (decrease) in net assets resulting from operations:
Net investment income	$2,840,927	$2,393,517	$1,068,119	$726,653
Net realized gain	12,338,385	14,990,657	4,390,489	4,307,229
Net change in unrealized depreciation	(20,318,074)	(10,822,033)	(7,538,062)	(3,291,903)

Net increase (decrease) in net assets resulting from operations	(5,138,762)	6,562,141	(2,079,454)	1,741,979

	—	—	—	—
Distributions to shareholders from:
Net investment income—Investor M Shares	(611,748)	(522,165)	(248,388)	(167,840)
Net investment income—TM Shares	(2,229,180)	(1,871,443)	(819,715)	(558,782)
Net realized gain—Investor M Shares	(2,762,260)	(2,194,672)	(904,107)	(559,349)
Net realized gain—TM Shares	(8,729,050)	(6,917,009)	(2,608,387)	(1,645,280)

Total distributions	(14,332,238)	(11,505,289)	(4,580,597)	(2,931,251)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	9,709,711	8,215,181	6,817,862	4,290,403
Proceeds from sale of shares—TM Shares	38,948,484	35,879,629	26,747,856	23,294,633
Reinvestment of distributions—Investor M Shares	3,374,008	2,716,837	1,152,495	727,189
Reinvestment of distributions—TM Shares	10,958,230	8,788,452	3,428,102	2,204,062
Value of shares redeemed—Investor M Shares	(1,607,557)	(738,372)	(358,534)	(480,379)
Value of shares redeemed—TM Shares	(13,236,915)	(9,223,174)	(8,762,515)	(7,233,559)

Net increase from capital share transactions	48,145,961	45,638,553	29,025,266	22,802,349

Total increase in net assets	28,674,961	40,695,405	22,365,215	21,613,077

NET ASSETS at beginning of year	138,891,091	98,195,686	43,902,972	22,289,895

NET ASSETS at end of year	$167,566,052	$138,891,091	$66,268,187	$43,902,972

Accumulated net investment income (loss) included in net assets at end of year	$(1)	$—	$16	$—

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	688,762	551,549	543,782	328,072
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	270,570	193,232	101,991	58,036
Number of shares redeemed—Investor M Shares	(112,963)	(49,530)	(28,388)	(36,959)

Net increase in shares outstanding—Investor M Shares	846,369	695,251	617,385	349,149

Number of shares sold—TM Shares	2,750,855	2,413,890	2,121,203	1,782,433
Number of shares issued through reinvestment of dividends and distributions—TM Shares	877,360	624,623	302,836	175,762
Number of shares redeemed—TM Shares	(924,219)	(620,985)	(686,492)	(555,548)

Net increase in shares outstanding—TM Shares	2,703,996	2,417,528	1,737,547	1,402,647

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Low Duration Bond Investor Shares
	For the Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, beginning of year	$10.06	$10.12	$10.19	$9.96	$10.04
Income from investment operations:
Net investment income	0.10	0.10	0.13 ^	0.16	0.19
Net realized and unrealized gain (loss)	(0.08)	(0.03)	(0.06)	0.23	(0.08)

Total from investment operations	0.02	0.07	0.07	0.39	0.11

Less distributions:
Net investment income	(0.10)	(0.10)	(0.11)	(0.16)	(0.19)
Realized gains	(0.01)	(0.03)	(0.03)	—	—

Total distributions	(0.11)	(0.13)	(0.14)	(0.16)	(0.19)

Net Asset Value, end of year	$9.97	$10.06	$10.12	$10.19	$9.96

Total return	0.17%	0.68%	0.75%	3.97%	1.14%
Ratios to Average Net Assets:
Expenses	0.62%	0.62%	0.63%	0.63%	0.62%
Net investment income	0.96%	0.97%	1.30%	1.55%	1.93%
Supplemental Data:
Net assets, end of year (000)	$59,000	$61,116	$47,700	$592,262	$524,463
Portfolio turnover	59%	75%	64%	63%	66%

	Low Duration Bond T Shares
	For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
	2015	2014
Net Asset Value, beginning of year	$10.07	$10.12	$10.20
Income from investment operations:
Net investment income	0.12	0.12	0.12 ^
Net realized and unrealized loss	(0.09)	(0.02)	(0.06)

Total from investment operations	0.03	0.10	0.06

Less distributions:
Net investment income	(0.12)	(0.12)	(0.11)
Realized gains	(0.01)	(0.03)	(0.03)

Total distributions	(0.13)	(0.15)	(0.14)

Net Asset Value, end of year	$9.97	$10.07	$10.12

Total return	0.32%	1.02%	0.65%††
Ratios to Average Net Assets:
Expenses	0.37%	0.37%	0.39%†
Net investment income	1.21%	1.22%	1.43%†
Supplemental Data:
Net assets, end of year (000)	$738,128	$736,776	$554,556
Portfolio turnover	59%	75%	64%††

^	Calculated based upon average shares out
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Inflation Focused Investor Shares(1)
	For the Year Ended December 31,
	2015	2014	2013		2012	2011
Net Asset Value, beginning of year	$10.57	$10.49	$11.86		$11.68	$10.99
Income from investment operations:
Net investment income (loss)	0.00 #^	0.12 ^	(0.31	)^	0.17	0.34
Net realized and unrealized gain (loss)	(0.20)	0.15	(0.76)		0.62	0.91

Total from investment operations	(0.20)	0.27	(1.07)		0.79	1.25

Less distributions:
Net investment income	(0.02)	(0.16)	(0.07)		(0.17)	(0.36)
Realized gains	(0.07)	(0.03)	(0.23)		(0.44)	(0.20)
Return of Capital	(0.01)	—	—		—	—

Total distributions	(0.10)	(0.19)	(0.30)		(0.61)	(0.56)

Net Asset Value, end of year	$10.27	$10.57	$10.49		$11.86	$11.68

Total return	(1.90)%	2.51%	(9.05)%		6.84%	11.53%
Ratios to Average Net Assets:
Expenses	0.65%	0.64%	0.64%		0.63%	0.64%
Net investment income (loss)	0.05%	1.07%	(2.67)%		1.39%	2.94%
Supplemental Data:
Net assets, end of year (000)	$22,465	$24,895	$28,441		$669,336	$584,191
Portfolio turnover	79%	75%	57%		73%	109%

	Inflation Focused T Shares(1)
	For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
	2015	2014
Net Asset Value, beginning of year	$10.58	$10.50	$11.78
Income from investment operations:
Net investment income	0.04 ^	0.14 ^	0.14	^
Net realized and unrealized gain (loss)	(0.21)	0.15	(1.10)

Total from investment operations	(0.17)	0.29	(0.96)

Less distributions:
Net investment income	(0.04)	(0.18)	(0.09)
Realized gains	(0.07)	(0.03)	(0.23)
Return of Capital	(0.01)	—	—

Total distributions	(0.12)	(0.21)	(0.32)

Net Asset Value, end of year	$10.29	$10.58	$10.50

Total return	(1.61)%	2.68%	(8.19	)%††
Ratios to Average Net Assets:
Expenses	0.40%	0.39%	0.40	%†
Net investment income	0.33%	1.32%	1.46	%†
Supplemental Data:
Net assets, end of year (000)	$491,801	$499,767	$554,377
Portfolio turnover	79%	75%	57	%††

(1)	Formerly Inflation Protected Securities Fund
#	Rounds to less than $0.01
^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	High Yield T Shares
	For the Year Ended December 31, 2015	For the Period from May 1, 2014* to December 31, 2014
Net Asset Value, beginning of year	$9.47	$10.00
Income from investment operations:
Net investment income	0.50	0.25
Net realized and unrealized loss	(0.94)	(0.51)

Total from investment operations	(0.44)	(0.26)

Less distributions:
Net investment income	(0.53)	(0.27)
Realized gains	—	—

Total distributions	(0.53)	(0.27)

Net Asset Value, end of year	$8.50	$9.47

Total return	(4.99)%	(2.70	)%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.81%	0.92	%†
Expenses net of reimbursements/waivers, if any	0.75%	0.92	%†
Net Investment Income before reimbursements/waivers	5.28%	4.03	%†
Net Investment income net of reimbursements/waivers, if any	5.34%	4.03	%†
Supplemental Data:
Net assets, end of year (000)	$361,562	$362,139
Portfolio turnover	56%	76	%††

*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Equity Income Investor Shares
	For the Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, beginning of year	$9.95	$11.10	$9.01	$8.27	$8.64
Income from investment operations:
Net investment income	0.23	0.17	0.16 ^	0.15	0.12
Net realized and unrealized gain (loss)	(1.01)	0.74	2.63	1.03	(0.13)

Total from investment operations	(0.78)	0.91	2.79	1.18	(0.01)

Less distributions:
Net investment income	(0.25)	(0.18)	(0.14)	(0.16)	(0.22)
Realized gains	(0.70)	(1.88)	(0.56)	(0.28)	(0.14)

Total distributions	(0.95)	(2.06)	(0.70)	(0.44)	(0.36)

Net Asset Value, end of year	$8.22	$9.95	$11.10	$9.01	$8.27

Total return	(7.58)%	8.13%	31.11%	14.33%	0.04%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.77%	0.78%	0.81%	0.82%	0.84%
Expenses net of reimbursements/waivers, if any	0.77%	0.78%	0.81%	0.82%	0.83%
Net Investment Income before reimbursements/waivers	2.36%	1.44%	1.69%	1.64%	1.32%
Net Investment income net of reimbursements/waivers, if any	2.37%	1.44%	1.69%	1.64%	1.32%
Supplemental Data:
Net assets, end of year (000)	$45,704	$54,955	$60,614	$2,020,305	$1,817,557
Portfolio turnover	37%	56%	18%	15%	18%

	Equity Income T Shares
	For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
	2015	2014
Net Asset Value, beginning of year	$9.95	$11.10	$9.62
Income from investment operations:
Net investment income	0.27	0.21	0.13 ^
Net realized and unrealized gain (loss)	(1.03)	0.73	2.08

Total from investment operations	(0.76)	0.94	2.21

Less distributions:
Net investment income	(0.27)	(0.21)	(0.17)
Realized gains	(0.70)	(1.88)	(0.56)

Total distributions	(0.97)	(2.09)	(0.73)

Net Asset Value, end of year	$8.22	$9.95	$11.10

Total return	(7.32)%	8.43%	23.03%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.52%	0.53%	0.57%†
Expenses net of reimbursements/waivers, if any	0.52%	0.53%	0.57%†
Net Investment Income before reimbursements/waivers	2.63%	1.68%	1.41%†
Net Investment income net of reimbursements/waivers, if any	2.63%	1.69%	1.41%†
Supplemental Data:
Net assets, end of year (000)	$1,980,039	$2,319,873	$2,426,828
Portfolio turnover	37%	56%	18%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Growth & Income Investor Shares
	For the Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, beginning of year	$12.73	$13.22	$10.71	$9.49	$9.67
Income from investment operations:
Net investment income	0.06	0.22	0.11 ^	0.14	0.11
Net realized and unrealized gain (loss)	(0.12)	1.21	3.51	1.42	(0.18)

Total from investment operations	(0.06)	1.43	3.62	1.56	(0.07)

Less distributions:
Net investment income	(0.14)	(0.19)	(0.13)	(0.18)	(0.11)
Realized gains	(1.11)	(1.73)	(0.98)	(0.16)	—

Total distributions	(1.25)	(1.92)	(1.11)	(0.34)	(0.11)

Net Asset Value, end of year	$11.42	$12.73	$13.22	$10.71	$9.49

Total return	(0.28)%	10.67%	34.01%	16.53%	(0.69)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.77%	0.77%	0.78%	0.78%	0.78%
Expenses net of reimbursements/waivers, if any	0.77%	0.77%	0.78%	0.78%	0.78%
Net Investment Income before reimbursements/waivers	1.02%	1.23%	0.93%	1.32%	1.12%
Net Investment income net of reimbursements/waivers, if any	1.02%	1.23%	0.93%	1.32%	1.12%
Supplemental Data:
Net assets, end of year (000)	$36,696	$37,003	$39,944	$1,305,504	$1,162,482
Portfolio turnover	27%	28%	35%	25%	40%

	Growth & Income T Shares
	For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
	2015	2014
Net Asset Value, beginning of year	$12.73	$13.22	$11.44
Income from investment operations:
Net investment income	0.16	0.21	0.13 ^
Net realized and unrealized gain (loss)	(0.19)	1.26	2.79

Total from investment operations	(0.03)	1.47	2.92

Less distributions:
Net investment income	(0.17)	(0.23)	(0.16)
Realized gains	(1.11)	(1.73)	(0.98)

Total distributions	(1.28)	(1.96)	(1.14)

Net Asset Value, end of year	$11.42	$12.73	$13.22

Total return	0.00%	10.98%	25.69%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.52%	0.52%	0.54%†
Expenses net of reimbursements/waivers, if any	0.52%	0.52%	0.53%†
Net Investment Income before reimbursements/waivers	1.27%	1.47%	1.18%†
Net Investment income net of reimbursements/waivers, if any	1.27%	1.48%	1.18%†
Supplemental Data:
Net assets, end of year (000)	$1,745,247	$1,685,352	$1,696,122
Portfolio turnover	27%	28%	35%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Growth Investor Shares
	For the Year Ended December 31,
	2015		2014	2013		2012	2011
Net Asset Value, beginning of year	$13.56		$12.70 **	$9.53		$8.36	$8.78
Income from investment operations:
Net investment income	0.03	^	0.27	0.03	^	0.05	0.04
Net realized and unrealized gain (loss)	0.52		1.01	3.18		1.18	(0.42)

Total from investment operations	0.55		1.28	3.21		1.23	(0.38)

Less distributions:
Net investment income	(0.06)		(0.03)	(0.04)		(0.06)	(0.04)
Realized gains	(2.19)		(0.39)	—		—	—

Total distributions	(2.25)		(0.42)	(0.04)		(0.06)	(0.04)

Net Asset Value, end of year	$11.86	***	$13.56	$12.70	**	$9.53	$8.36

Total return	4.28	%***	10.05%	33.71	%**	14.67%	(4.27)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.77%		0.78%	0.77%		0.78%	0.83%
Expenses net of reimbursements/waivers, if any	0.77%		0.78%	0.77%		0.78%	0.81%
Net Investment Income before reimbursements/waivers	0.22%		0.17%	0.33%		0.57%	0.47%
Net Investment income net of reimbursements/waivers, if any	0.22%		0.17%	0.33%		0.57%	0.49%
Supplemental Data:
Net assets, end of year (000)	$28,602		$23,614	$31,157		$1,880,929	$1,751,075
Portfolio turnover	101%		47%	53%		87%	70%

	Growth T Shares
	For the Year Ended December 31,			For the Period from March 1, 2013* to December 31, 2013
	2015		2014
Net Asset Value, beginning of year	$13.55		$12.71	$10.07
Income from investment operations:
Net investment income	0.07	^	0.06	0.06	^
Net realized and unrealized gain	0.52		1.25	2.64

Total from investment operations	0.59		1.31	2.70

Less distributions:
Net investment income	(0.09)		(0.08)	(0.06)
Realized gains	(2.19)		(0.39)	—

Total distributions	(2.28)		(0.47)	(0.06)

Net Asset Value, end of year	$11.86		$13.55	$12.71

Total return	4.60%		10.24%	26.87	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.52%		0.53%	0.53	%†
Expenses net of reimbursements/waivers, if any	0.52%		0.53%	0.53	%†
Net Investment Income before reimbursements/waivers	0.47%		0.42%	0.60	%†
Net Investment income net of reimbursements/waivers, if any	0.47%		0.42%	0.60	%†
Supplemental Data:
Net assets, end of year (000)	$2,197,234		$2,289,433	$2,294,323
Portfolio turnover	101%		47%	53	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
**	Financial reporting includes trade date activity as of December 31, 2013. The inclusion of this activity caused the Fund’s NAV to round down to $12.70 (the adjusted price) from $12.71 (the stated price for December 31, 2013, prior to the inclusion of that day’s activity).
***	Financial reporting includes trade data activity as of December 31, 2015. The inclusion of this activity caused the Fund’s NAV to round down to $11.86 (the adjusted price) from $11.87 (the stated price for December 31, 2015, prior to the inclusion of that day’s activity).
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Select Value Investor Shares
	For the Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, beginning of year	$11.86	$12.86	$10.95	$9.73	$9.84
Income from investment operations:
Net investment income	0.08	0.17	0.10 ^	0.19	0.10
Net realized and unrealized gain (loss)	(0.93)	0.87	3.67	1.42	(0.12)

Total from investment operations	(0.85)	1.04	3.77	1.61	(0.02)

Less distributions:
Net investment income	(0.12)	(0.14)	(0.13)	(0.18)	(0.09)
Realized gains	(1.28)	(1.90)	(1.73)	(0.21)	—

Total distributions	(1.40)	(2.04)	(1.86)	(0.39)	(0.09)

Net Asset Value, end of year	$9.61	$11.86	$12.86	$10.95	$9.73

Total return	(6.96)%	8.11%	34.65%	16.55%	(0.16)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.97%	0.97%	0.98%	0.99%	0.99%
Expenses net of reimbursements/waivers, if any	0.92%	0.97%	0.98%	0.99%	0.99%
Net Investment Income before reimbursements/waivers	0.96%	1.06%	0.84%	1.73%	0.96%
Net Investment income net of reimbursements/waivers, if any	1.02%	1.06%	0.84%	1.73%	0.96%
Supplemental Data:
Net assets, end of year (000)	$6,946	$8,325	$9,120	$355,590	$320,019
Portfolio turnover	56%	66%	77%	51%	60%

	Select Value T Shares
	For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
	2015	2014
Net Asset Value, beginning of year	$11.86	$12.87	$12.00
Income from investment operations:
Net investment income	0.15	0.19	0.15 ^
Net realized and unrealized gain (loss)	(0.97)	0.88	2.60

Total from investment operations	(0.82)	1.07	2.75

Less distributions:
Net investment income	(0.15)	(0.18)	(0.15)
Realized gains	(1.28)	(1.90)	(1.73)

Total distributions	(1.43)	(2.08)	(1.88)

Net Asset Value, end of year	$9.61	$11.86	$12.87

Total return	(6.69)%	8.32%	23.15%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.72%	0.72%	0.73%†
Expenses net of reimbursements/waivers, if any	0.67%	0.72%	0.73%†
Net Investment Income before reimbursements/waivers	1.22%	1.31%	1.34%†
Net Investment income net of reimbursements/waivers, if any	1.28%	1.31%	1.34%†
Supplemental Data:
Net assets, end of year (000)	$393,311	$446,220	$467,616
Portfolio turnover	56%	66%	77%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Aggressive Opportunities Investor Shares
	For the Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, beginning of year	$11.51	$12.85	$10.20	$9.26	$11.34
Income from investment operations:
Net investment income	0.09 ^	0.03 ^	0.00 #^	0.07	0.03
Net realized and unrealized gain (loss)	(0.40)	0.63	3.90	1.35	(1.23)

Total from investment operations	(0.31)	0.66	3.90	1.42	(1.20)

Less distributions:
Net investment income	(0.10)	—	(0.04)	(0.02)	(0.04)
Realized gains	(1.10)	(2.00)	(1.21)	(0.46)	(0.84)

Total distributions	(1.20)	(2.00)	(1.25)	(0.48)	(0.88)

Net Asset Value, end of year	$10.00	$11.51	$12.85	$10.20	$9.26

Total return	(2.44)%	5.13%	38.53%	15.44%	(10.42)%
Ratios to Average Net Assets:
Expenses	0.83%	0.83%	0.82%	0.90%	0.91%
Net investment income	0.81%	0.24%	0.00%**	0.61%	0.21%
Supplemental Data:
Net assets, end of year (000)	$31,612	$32,941	$32,513	$993,729	$957,271
Portfolio turnover	56%	49%	51%	94%	53%

	Aggressive Opportunities T Shares
	For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
	2015	2014
Net Asset Value, beginning of year	$11.52	$12.85	$11.04
Income from investment operations:
Net investment income	0.12 ^	0.06 ^	0.04 ^
Net realized and unrealized gain (loss)	(0.41)	0.64	3.05

Total from investment operations	(0.29)	0.70	3.09

Less distributions:
Net investment income	(0.13)	(0.03)	(0.07)
Realized gains	(1.10)	(2.00)	(1.21)

Total distributions	(1.23)	(2.03)	(1.28)

Net Asset Value, end of year	$10.00	$11.52	$12.85

Total return	(2.27)%	5.44%	28.23%††
Ratios to Average Net Assets:
Expenses	0.58%	0.58%	0.59%†
Net investment income	1.06%	0.49%	0.42%†
Supplemental Data:
Net assets, end of year (000)	$964,443	$1,071,234	$1,210,202
Portfolio turnover	56%	49%	51%††

^	Calculated based upon average shares outstanding.
#	Rounds to less than $0.01
*	Commencement of operations
**	Rounds to less than 0.01%
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Discovery Investor Shares
	For the Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, beginning of year	$10.04	$10.86	$9.48	$8.74	$9.42
Income from investment operations:
Net investment income	0.02	0.38	0.08 ^	0.12	0.10
Net realized and unrealized gain (loss)	(0.83)	0.26	3.61	1.25	(0.68)

Total from investment operations	(0.81)	0.64	3.69	1.37	(0.58)

Less distributions:
Net investment income	(0.01)	(0.06)	(0.09)	(0.16)	(0.10)
Realized gains	(0.23)	(1.40)	(2.22)	(0.47)	—

Total distributions	(0.24)	(1.46)	(2.31)	(0.63)	(0.10)

Net Asset Value, end of year	$8.99	$10.04	$10.86	$9.48	$8.74

Total return	(8.10)%	6.07%	39.34%	15.74%	(6.15)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.95%	0.95%	0.97%	0.97%	0.95%
Expenses net of reimbursements/waivers, if any	0.93%	0.95%	0.97%	0.97%	0.95%
Net Investment Income before reimbursements/waivers	0.49%	0.65%	0.79%	1.25%	1.05%
Net Investment income net of reimbursements/waivers, if any	0.51%	0.65%	0.79%	1.25%	1.05%
Supplemental Data:
Net assets, end of year (000)	$5,251	$6,419	$3,742	$212,873	$193,872
Portfolio turnover	109%	100%	77%	81%	86%

	Discovery T Shares
	For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
	2015	2014
Net Asset Value, beginning of year	$10.05	$10.86	$10.27
Income from investment operations:
Net investment income	0.03	0.09	0.10 ^
Net realized and unrealized gain (loss)	(0.82)	0.58	2.82

Total from investment operations	(0.79)	0.67	2.92

Less distributions:
Net investment income	(0.04)	(0.08)	(0.11)
Realized gains	(0.23)	(1.40)	(2.22)

Total distributions	(0.27)	(1.48)	(2.33)

Net Asset Value, end of year	$8.99	$10.05	$10.86

Total return	(7.86)%	6.37%	28.84%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.70%	0.70%	0.71%†
Expenses net of reimbursements/waivers, if any	0.68%	0.70%	0.71%†
Net Investment Income before reimbursements/waivers	0.79%	0.88%	1.00%†
Net Investment income net of reimbursements/waivers, if any	0.81%	0.88%	1.00%†
Supplemental Data:
Net assets, end of year (000)	$489,466	$286,141	$275,107
Portfolio turnover	109%	100%	77%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	International Investor Shares
	For the Year Ended December 31,
	2015	2014	2013		2012	2011
Net Asset Value, beginning of year	$10.36	$11.08 **	$9.63		$8.32	$9.34
Income from investment operations:
Net investment income	0.17 ^	0.24 ^	0.06	^	0.22	0.20
Net realized and unrealized gain (loss)	(0.38)	(0.54)	1.61		1.32	(1.01)

Total from investment operations	(0.21)	(0.30)	1.67		1.54	(0.81)

Less distributions:
Net investment income	(0.17)	(0.37)	(0.22)		(0.23)	(0.21)
Realized gains	(0.04)	(0.05)	—		—	—

Total distributions	(0.21)	(0.42)	(0.22)		(0.23)	(0.21)

Net Asset Value, end of year	$9.94	$10.36	$11.08	**	$9.63	$8.32

Total return	(2.06)%	(2.76)%	17.43	%**	18.57%	(8.57)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.97%	0.98%	0.97%		0.98%	0.97%
Expenses net of reimbursements/waivers, if any	0.97%	0.97%	0.97%		0.98%	0.95%
Net Investment Income before reimbursements/waivers	1.60%	2.15%	0.61%		2.32%	2.25%
Net Investment income net of reimbursements/waivers, if any	1.60%	2.15%	0.61%		2.32%	2.26%
Supplemental Data:
Net assets, end of year (000)	$25,782	$25,061	$16,440		$1,305,510	$1,139,964
Portfolio turnover	43%	34%	51%		49%	50%

	International T Shares
	For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
	2015	2014
Net Asset Value, beginning of year	$10.36	$11.09	$9.85
Income from investment operations:
Net investment income	0.19 ^	0.28 ^	0.21	^
Net realized and unrealized gain (loss)	(0.38)	(0.57)	1.28

Total from investment operations	(0.19)	(0.29)	1.49

Less distributions:
Net investment income	(0.19)	(0.39)	(0.25)
Realized gains	(0.04)	(0.05)	—

Total distributions	(0.23)	(0.44)	(0.25)

Net Asset Value, end of year	$9.94	$10.36	$11.09

Total return	(1.81)%	(2.68)%	15.14	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.71%	0.73%	0.75	%†
Expenses net of reimbursements/waivers, if any	0.71%	0.72%	0.75	%†
Net Investment Income before reimbursements/waivers	1.83%	2.53%	2.38	%†
Net Investment income net of reimbursements/waivers, if any	1.83%	2.54%	2.38	%†
Supplemental Data:
Net assets, end of year (000)	$1,672,196	$1,493,171	$1,418,996
Portfolio turnover	43%	34%	51	%††

^	Calculated based upon average shares outstanding
*	Commencement of operations
**	Financial reporting includes trade date activity as of December 31, 2013. The inclusion of this activity caused the Fund’s NAV to round down to $11.08 (the adjusted price) from $11.09 (the stated price for December 31, 2013, prior to the inclusion of that day’s activity).
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Diversifying Strategies T Shares(1)
	For the Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, beginning of year	$10.13	$10.43	$10.16	$10.01	$10.16
Income from investment operations:
Net investment income	0.15	0.14	0.12 ^	0.12	0.10
Net realized and unrealized gain (loss)	(0.32)	0.25	0.47	0.23	(0.09)

Total from investment operations	(0.17)	0.39	0.59	0.35	0.01

Less distributions:
Net investment income	(0.19)	(0.23)	(0.19)	(0.17)	(0.02)
Realized gains	(0.07)	(0.46)	(0.13)	(0.03)	(0.14)

Total distributions	(0.26)	(0.69)	(0.32)	(0.20)	(0.16)

Net Asset Value, end of year	$9.70	$10.13	$10.43	$10.16	$10.01

Total return	(1.61)%	3.75%	5.81%	3.53%	0.10%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.49%	0.52%	0.66%	0.89%	0.91%
Expenses net of reimbursements/waivers, if any	0.49%	0.50%	0.59%	0.80%	0.85%
Net Investment Income before reimbursements/waivers	1.34%	1.22%	1.13%	1.04%	0.93%
Net Investment income net of reimbursements/waivers, if any	1.34%	1.24%	1.19%	1.12%	1.00%
Supplemental Data:
Net assets, end of year (000)	$932,159	$1,096,683	$1,093,589	$964,774	$849,777
Portfolio turnover	78%	103%	70%	71%	73%

(1)	Formerly Diversified Assets Fund
^	Calculated based upon average shares outstanding.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Core Bond Index Class I
	For the Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, beginning of year	$10.31	$10.00	$10.54	$10.47	$10.10
Income from investment operations:
Net investment income	0.27	0.21	0.23 ^	0.25	0.31
Net realized and unrealized gain (loss)	(0.26)	0.35	(0.50)	0.14	0.42

Total from investment operations	0.01	0.56	(0.27)	0.39	0.73

Less distributions:
Net investment income	(0.26)	(0.25)	(0.27)	(0.32)	(0.36)
Realized gains	—	—	—	—	—

Total distributions	(0.26)	(0.25)	(0.27)	(0.32)	(0.36)

Net Asset Value, end of year	$10.06	$10.31	$10.00	$10.54	$10.47

Total return	0.04%	5.65%	(2.62)%	3.80%	7.41%
Ratios to Average Net Assets:
Expenses	0.40%	0.41%	0.40%	0.41%	0.41%
Net investment income	1.96%	1.98%	2.23%	2.38%	3.00%
Supplemental Data:
Net assets, end of year (000)	$26,995	$23,155	$22,055	$905,486	$813,431
Portfolio turnover	123%	160%	120%	64%	57%

	Core Bond Index Class II
	For the Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, beginning of year	$10.37	$10.06	$10.60	$10.53	$10.16
Income from investment operations:
Net investment income	0.23	0.29	0.25 ^	0.27	0.33
Net realized and unrealized gain (loss)	(0.19)	0.29	(0.50)	0.14	0.43

Total from investment operations	0.04	0.58	(0.25)	0.41	0.76

Less distributions:
Net investment income	(0.28)	(0.27)	(0.29)	(0.34)	(0.39)
Realized gains	—	—	—	—	—

Total distributions	(0.28)	(0.27)	(0.29)	(0.34)	(0.39)

Net Asset Value, end of year	$10.13	$10.37	$10.06	$10.60	$10.53

Total return	0.33%	5.81%	(2.38)%	3.98%	7.57%
Ratios to Average Net Assets:
Expenses	0.20%	0.21%	0.20%	0.21%	0.21%
Net investment income	2.16%	2.18%	2.40%	2.59%	3.15%
Supplemental Data:
Net assets, end of year (000)	$12,095	$12,631	$26,490	$337,639	$320,809
Portfolio turnover	123%	160%	120%	64%	57%

^	Calculated based upon average shares outstanding.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Core Bond Index T Shares
	For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
	2015	2014
Net Asset Value, beginning of year	$10.30	$10.00	$10.46
Income from investment operations:
Net investment income	0.23	0.23	0.19	^
Net realized and unrealized gain (loss)	(0.19)	0.35	(0.40)

Total from investment operations	0.04	0.58	(0.21)

Less distributions:
Net investment income	(0.28)	(0.28)	(0.25)
Realized gains	—	—	—

Total distributions	(0.28)	(0.28)	(0.25)

Net Asset Value, end of year	$10.06	$10.30	$10.00

Total return	0.38%	5.82%	(2.06	)%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.20%	0.21%	0.21	%†
Expenses net of reimbursements/waivers, if any	0.15%	0.16%	0.16	%†
Net Investment Income before reimbursements/waivers	2.16%	2.18%	2.17	%†
Net Investment income net of reimbursements/waivers, if any	2.21%	2.23%	2.22	%†
Supplemental Data:
Net assets, end of year (000)	$1,671,762	$1,649,023	$1,231,000
Portfolio turnover	123%	160%	120	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	500 Stock Index Class I
	For the Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, beginning of year	$16.08	$14.66	$11.32	$9.96	$9.95
Income from investment operations:
Net investment income	0.27	0.25 ^	0.23 ^	0.20	0.17
Net realized and unrealized gain (loss)	(0.13)	1.70	3.36	1.36	0.00 #

Total from investment operations	0.14	1.95	3.59	1.56	0.17

Less distributions:
Net investment income	(0.28)	(0.23)	(0.21)	(0.20)	(0.16)
Realized gains	(0.24)	(0.30)	(0.04)	—	—

Total distributions	(0.52)	(0.53)	(0.25)	(0.20)	(0.16)

Net Asset Value, end of year	$15.70	$16.08	$14.66	$11.32	$9.96

Total return	0.94%	13.27%	31.78%	15.62%	1.72%
Ratios to Average Net Assets:
Expenses	0.40%	0.40%	0.41%	0.42%	0.42%
Net investment income	1.81%	1.64%	1.78%	1.89%	1.65%
Supplemental Data:
Net assets, end of year (000)	$53,801	$47,690	$31,916	$111,410	$94,197
Portfolio turnover	4%	6%	8%	3%	3%

	500 Stock Index Class II
	For the Year Ended December 31,
	2015	2014	2013		2012	2011
Net Asset Value, beginning of year	$15.09	$13.80 ***	$10.65	**	$9.39	$9.39
Income from investment operations:
Net investment income	0.16	0.28 ^	0.24	^	0.22	0.18
Net realized and unrealized gain	0.02	1.57	3.19		1.26	0.00 #

Total from investment operations	0.18	1.85	3.43		1.48	0.18

Less distributions:
Net investment income	(0.32)	(0.26)	(0.24)		(0.22)	(0.18)
Realized gains	(0.24)	(0.30)	(0.04)		—	—

Total distributions	(0.56)	(0.56)	(0.28)		(0.22)	(0.18)

Net Asset Value, end of year	$14.71	$15.09	$13.80	***	$10.65 **	$9.39

Total return	1.23%	13.42%	32.23	%***	15.74%**	1.97%
Ratios to Average Net Assets:
Expenses	0.20%	0.20%	0.21%		0.22%	0.22%
Net investment income	2.02%	1.86%	2.12%		2.09%	1.86%
Supplemental Data:
Net assets, end of year (000)	$22,665	$20,026	$2,271		$341,571	$287,072
Portfolio turnover	4%	6%	8%		3%	3%

^	Calculated based upon average shares outstanding.
#	Rounds to less than $0.01
**	Financial reporting includes trade date activity as of December 31, 2012. The inclusion of this activity caused the Fund’s NAV to round down to $10.65 (the adjusted price) from $10.66 (the stated price for December 31, 2012, prior to the inclusion of that day’s activity).
***	Financial reporting includes trade date activity as of December 31, 2013. The inclusion of this activity caused the Fund’s NAV to round up to $13.80 (the adjusted price) from $13.79 (the stated price for December 31, 2013, prior to the inclusion of that day’s activity).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	500 Stock Index T Shares
	For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
	2015	2014
Net Asset Value, beginning of year	$16.09	$14.67	$12.06
Income from investment operations:
Net investment income	0.33	0.29 ^	0.22	^
Net realized and unrealized gain (loss)	(0.14)	1.69	2.67

Total from investment operations	0.19	1.98	2.89

Less distributions:
Net investment income	(0.32)	(0.26)	(0.24)
Realized gains	(0.24)	(0.30)	(0.04)

Total distributions	(0.56)	(0.56)	(0.28)

Net Asset Value, end of year	$15.72	$16.09	$14.67

Total return	1.25%	13.48%	23.99	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.20%	0.20%	0.21	%†
Expenses net of reimbursements/waivers, if any	0.15%	0.15%	0.16	%†
Net Investment Income before reimbursements/waivers	2.01%	1.83%	1.86	%†
Net Investment income net of reimbursements/waivers, if any	2.06%	1.88%	1.91	%†
Supplemental Data:
Net assets, end of year (000)	$840,243	$778,364	$627,600
Portfolio turnover	4%	6%	8	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Broad Market Index Class I
	For the Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, beginning of year	$17.31	$15.84	$12.23	$10.85	$10.92
Income from investment operations:
Net investment income	0.36 ^	0.26 ^	0.23 ^	0.24	0.20
Net realized and unrealized gain (loss)	(0.35)	1.67	3.80	1.45	(0.11)

Total from investment operations	0.01	1.93	4.03	1.69	0.09

Less distributions:
Net investment income	(0.35)	(0.25)	(0.21)	(0.21)	(0.16)
Realized gains	(0.29)	(0.21)	(0.21)	(0.10)	—

Total distributions	(0.64)	(0.46)	(0.42)	(0.31)	(0.16)

Net Asset Value, end of year	$16.68	$17.31	$15.84	$12.23	$10.85

Total return	0.15%	12.17%	33.04%	15.64%	0.85%
Ratios to Average Net Assets:
Expenses	0.40%	0.40%	0.40%	0.42%	0.41%
Net investment income	2.07%	1.57%	1.68%	1.89%	1.56%
Supplemental Data:
Net assets, end of year (000)	$51,064	$44,988	$36,076	$126,835	$114,674
Portfolio turnover	4%	3%	9%	3%	1%

	Broad Market Index Class II
	For the Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, beginning of year	$16.17	$14.82	$11.46	$10.19	$10.27
Income from investment operations:
Net investment income	0.37 ^	0.27 ^	0.24 ^	0.24	0.19
Net realized and unrealized gain (loss)	(0.32)	1.57	3.57	1.37	(0.09)

Total from investment operations	0.05	1.84	3.81	1.61	0.10

Less distributions:
Net investment income	(0.39)	(0.28)	(0.24)	(0.24)	(0.18)
Realized gains	(0.29)	(0.21)	(0.21)	(0.10)	—

Total distributions	(0.68)	(0.49)	(0.45)	(0.34)	(0.18)

Net Asset Value, end of year	$15.54	$16.17	$14.82	$11.46	$10.19

Total return	0.38%	12.38%	33.36%	15.82%	1.07%
Ratios to Average Net Assets:
Expenses	0.20%	0.20%	0.20%	0.22%	0.21%
Net investment income	2.25%	1.76%	1.97%	2.09%	1.77%
Supplemental Data:
Net assets, end of year (000)	$13,149	$12,767	$15,887	$427,467	$389,031
Portfolio turnover	4%	3%	9%	3%	1%

^	Calculated based upon average shares outstanding.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Broad Market Index T Shares
	For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
	2015	2014
Net Asset Value, beginning of year	$17.32	$15.85 **	$13.05
Income from investment operations:
Net investment income	0.40 ^	0.30 ^	0.23	^
Net realized and unrealized gain (loss)	(0.35)	1.67	3.02

Total from investment operations	0.05	1.97	3.25

Less distributions:
Net investment income	(0.39)	(0.29)	(0.24)
Realized gains	(0.29)	(0.21)	(0.21)

Total distributions	(0.68)	(0.50)	(0.45)

Net Asset Value, end of year	$16.69	$17.32	$15.85	**

Total return	0.39%	12.41%	25.01	%**††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.20%	0.20%	0.21	%†
Expenses net of reimbursements/waivers, if any	0.15%	0.15%	0.16	%†
Net Investment Income before reimbursements/waivers	2.25%	1.77%	1.81	%†
Net Investment income net of reimbursements/waivers, if any	2.30%	1.82%	1.86	%†
Supplemental Data:
Net assets, end of year (000)	$824,984	$826,610	$728,118
Portfolio turnover	4%	3%	9	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
**	Financial reporting includes trade date activity as of December 31, 2013. The inclusion of this activity caused the Fund’s NAV to round up to $15.85 (the adjusted price) from $15.84 (the stated price for December, 2013, prior to the inclusion of that day’s activity).
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Mid/Small Company Index Class I
	For the Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, beginning of year	$19.91	$19.75	$15.67	$14.02	$15.39
Income from investment operations:
Net investment income	0.27 ^	0.28 ^	0.19 ^	0.28	0.16
Net realized and unrealized gain (loss)	(0.94)	1.06	5.60	2.21	(0.78)

Total from investment operations	(0.67)	1.34	5.79	2.49	(0.62)

Less distributions:
Net investment income	(0.26)	(0.26)	(0.22)	(0.26)	(0.15)
Realized gains	(1.99)	(0.92)	(1.49)	(0.58)	(0.60)

Total distributions	(2.25)	(1.18)	(1.71)	(0.84)	(0.75)

Net Asset Value, end of year	$16.99	$19.91	$19.75	$15.67	$14.02

Total return	(3.20)%	6.80%	37.19%	17.89%	(3.91)%
Ratios to Average Net Assets:
Expenses	0.40%	0.40%	0.41%	0.43%	0.43%
Net investment income	1.34%	1.37%	1.10%	1.87%	1.11%
Supplemental Data:
Net assets, end of year (000)	$31,114	$31,273	$28,367	$297,378	$247,732
Portfolio turnover	23%	15%	37%	14%	15%

	Mid/Small Company Index Class II
	For the Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, beginning of year	$18.60 *	$18.53	$14.78	$13.26	$14.60
Income from investment operations:
Net investment income	0.29 ^	0.31 ^	0.20 ^	0.30	0.19
Net realized and unrealized gain (loss)	(0.89)	0.99	5.30	2.09	(0.76)

Total from investment operations	(0.60)	1.30	5.50	2.39	(0.57)

Less distributions:
Net investment income	(0.30)	(0.31)	(0.26)	(0.29)	(0.17)
Realized gains	(1.99)	(0.92)	(1.49)	(0.58)	(0.60)

Total distributions	(2.29)	(1.23)	(1.75)	(0.87)	(0.77)

Net Asset Value, end of year	$15.71	$18.60 *	$18.53	$14.78	$13.26

Total return	(3.03)%	7.05%*	37.42%	18.17%	(3.70)%
Ratios to Average Net Assets:
Expenses	0.20%	0.20%	0.21%	0.23%	0.23%
Net investment income	1.56%	1.65%	1.23%	2.07%	1.30%
Supplemental Data:
Net assets, end of year (000)	$16,417	$14,596	$5,541	$194,775	$160,710
Portfolio turnover	23%	15%	37%	14%	15%

^	Calculated based upon average shares outstanding
*	Financial reporting includes trade data activity as of December 31, 2014. The inclusion of this activity caused the Fund’s NAV to round up to $18.60 (the adjusted price) from $18.59 (the stated price for December 31, 2014, prior to the inclusion of that day’s activity).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Mid/Small Company Index T Shares
	For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
	2015	2014
Net Asset Value, beginning of year	$19.92	$19.76	$16.91
Income from investment operations:
Net investment income	0.32 ^	0.33 ^	0.26	^
Net realized and unrealized gain (loss)	(0.96)	1.06	4.34

Total from investment operations	(0.64)	1.39	4.60

Less distributions:
Net investment income	(0.30)	(0.31)	(0.26)
Realized gains	(1.99)	(0.92)	(1.49)

Total distributions	(2.29)	(1.23)	(1.75)

Net Asset Value, end of year	$16.99	$19.92	$19.76

Total return	(3.00)%	7.05%	27.41	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.20%	0.20%	0.22	%†
Expenses net of reimbursements/waivers, if any	0.15%	0.15%	0.17	%†
Net Investment Income before reimbursements/waivers	1.54%	1.56%	1.59	%†
Net Investment income net of reimbursements/waivers, if any	1.59%	1.61%	1.64	%†
Supplemental Data:
Net assets, end of year (000)	$664,732	$698,244	$686,939
Portfolio turnover	23%	15%	37	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Overseas Equity Index Class I
	For the Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, beginning of year	$11.49	$12.59	$10.61	$9.19	$10.82
Income from investment operations:
Net investment income	0.23	0.35	0.22 ^	0.29	0.33
Net realized and unrealized gain (loss)	(0.41)	(1.09)	2.04	1.41	(1.68)

Total from investment operations	(0.18)	(0.74)	2.26	1.70	(1.35)

Less distributions:
Net investment income	(0.20)	(0.36)	(0.28)	(0.28)	(0.28)
Realized gains	—	—	—	—	—

Total distributions	(0.20)	(0.36)	(0.28)	(0.28)	(0.28)

Net Asset Value, end of year	$11.11	$11.49	$12.59	$10.61	$9.19

Total return	(1.50)%	(5.88)%	21.35%	18.51%	(12.42)%
Ratios to Average Net Assets:
Expenses	0.49%	0.51%	0.54%	0.55%	0.54%
Net investment income	2.51%	3.08%	1.91%	2.92%	2.93%
Supplemental Data:
Net assets, end of year (000)	$13,255	$11,318	$11,103	$55,335	$44,911
Portfolio turnover	14%	8%	11%	6%	2%

	Overseas Equity Index Class II
	For the Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, beginning of year	$10.69	$11.75	$9.91	$8.60	$10.16
Income from investment operations:
Net investment income	0.39	0.55	0.15 ^	0.29	0.31
Net realized and unrealized gain (loss)	(0.52)	(1.22)	1.99	1.32	(1.57)

Total from investment operations	(0.13)	(0.67)	2.14	1.61	(1.26)

Less distributions:
Net investment income	(0.23)	(0.39)	(0.30)	(0.30)	(0.30)
Realized gains	—	—	—	—	—

Total distributions	(0.23)	(0.39)	(0.30)	(0.30)	(0.30)

Net Asset Value, end of year	$10.33	$10.69	$11.75	$9.91	$8.60

Total return	(1.21)%	(5.75)%	21.68%	18.74%	(12.28)%
Ratios to Average Net Assets:
Expenses	0.29%	0.31%	0.34%	0.35%	0.34%
Net investment income	2.74%	3.34%	1.49%	3.10%	3.11%
Supplemental Data:
Net assets, end of year (000)	$3,307	$3,264	$3,327	$173,354	$132,873
Portfolio turnover	14%	8%	11%	6%	2%

^	Calculated based upon average shares outstanding.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Overseas Equity Index T Shares
	For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
	2015	2014
Net Asset Value, beginning of year	$11.49	$12.60	$10.91
Income from investment operations:
Net investment income	0.23	0.41	0.28	^
Net realized and unrealized gain (loss)	(0.38)	(1.13)	1.71

Total from investment operations	(0.15)	(0.72)	1.99

Less distributions:
Net investment income	(0.23)	(0.39)	(0.30)
Realized gains	—	—	—

Total distributions	(0.23)	(0.39)	(0.30)

Net Asset Value, end of year	$11.11	$11.49	$12.60

Total return	(1.23)%	(5.72)%	18.34	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.29%	0.31%	0.35	%†
Expenses net of reimbursements/waivers, if any	0.24%	0.26%	0.30	%†
Net Investment Income before reimbursements/waivers	2.56%	3.30%	2.78	%†
Net Investment income net of reimbursements/waivers, if any	2.61%	3.35%	2.83	%†
Supplemental Data:
Net assets, end of year (000)	$417,601	$284,466	$282,482
Portfolio turnover	14%	8%	11	%††

^	Calculated based upon average shares outstanding
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio Conservative Growth Investor M Shares
	For the Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, beginning of year	$24.99	$26.81	$24.89	$23.46	$23.62
Income from investment operations:
Net investment income	0.51	0.48	0.22 ^	0.46	0.43
Net realized and unrealized gain (loss)	(0.95)	0.37	2.52	1.62	(0.16)

Total from investment operations	(0.44)	0.85	2.74	2.08	0.27

Less distributions:
Net investment income	(0.43)	(0.42)	(0.34)	(0.51)	(0.43)
Realized gains	(1.16)	(2.25)	(0.48)	(0.14)	—

Total distributions	(1.59)	(2.67)	(0.82)	(0.65)	(0.43)

Net Asset Value, end of year	$22.96	$24.99	$26.81	$24.89	$23.46

Total return	(1.76)%	3.15%	11.03%	8.88%	1.15%
Ratios to Average Net Assets:
Expenses	0.38%	0.38%	0.24%	0.13%	0.12%
Net investment income	1.55%	1.50%	0.86%	1.66%	1.67%
Supplemental Data:
Net assets, end of year (000)	$87,122	$111,406	$102,862	$607,812	$556,164
Portfolio turnover	10%	32%	11%	7%	14%

	Model Portfolio Conservative Growth TM Shares
	For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
	2015	2014
Net Asset Value, beginning of year	$25.00	$26.81	$25.52
Income from investment operations:
Net investment income	0.54	0.57	0.35	^
Net realized and unrealized gain (loss)	(0.92)	0.35	1.82

Total from investment operations	(0.38)	0.92	2.17

Less distributions:
Net investment income	(0.50)	(0.48)	(0.40)
Realized gains	(1.16)	(2.25)	(0.48)

Total distributions	(1.66)	(2.73)	(0.88)

Net Asset Value, end of year	$22.96	$25.00	$26.81

Total return	(1.51)%	3.43%	8.50	%††
Ratios to Average Net Assets:
Expenses	0.13%	0.13%	0.13	%†
Net investment income	1.89%	1.70%	1.59	%†
Supplemental Data:
Net assets, end of year (000)	$523,575	$560,313	$558,569
Portfolio turnover	10%	32%	11	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio Traditional Growth Investor M Shares
	For the Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, beginning of year	$25.45	$26.38	$23.25	$21.52	$22.17
Income from investment operations:
Net investment income	0.45	0.55	0.16 ^	0.42	0.38
Net realized and unrealized gain (loss)	(0.97)	0.64	3.96	1.99	(0.50)

Total from investment operations	(0.52)	1.19	4.12	2.41	(0.12)

Less distributions:
Net investment income	(0.41)	(0.43)	(0.32)	(0.42)	(0.48)
Realized gains	(1.58)	(1.69)	(0.67)	(0.26)	(0.05)

Total distributions	(1.99)	(2.12)	(0.99)	(0.68)	(0.53)

Net Asset Value, end of year	$22.94	$25.45	$26.38	$23.25	$21.52

Total return	(2.06)%	4.51%	17.74%	11.20%	(0.56)%
Ratios to Average Net Assets:
Expenses	0.36%	0.36%	0.18%	0.11%	0.11%
Net investment income	1.57%	1.61%	0.64%	1.66%	1.52%
Supplemental Data:
Net assets, end of year (000)	$140,152	$139,645	$124,346	$1,493,678	$1,366,108
Portfolio turnover	9%	18%	9%	7%	13%

	Model Portfolio Traditional Growth TM Shares
	For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
	2015	2014
Net Asset Value, beginning of year	$25.46	$26.38	$24.12
Income from investment operations:
Net investment income	0.54	0.65	0.35	^
Net realized and unrealized gain (loss)	(1.01)	0.62	2.96

Total from investment operations	(0.47)	1.27	3.31

Less distributions:
Net investment income	(0.47)	(0.50)	(0.38)
Realized gains	(1.58)	(1.69)	(0.67)

Total distributions	(2.05)	(2.19)	(1.05)

Net Asset Value, end of year	$22.94	$25.46	$26.38

Total return	(1.84)%	4.80%	13.71	%††
Ratios to Average Net Assets:
Expenses	0.11%	0.11%	0.12	%†
Net investment income	1.80%	1.79%	1.64	%†
Supplemental Data:
Net assets, end of year (000)	$1,491,616	$1,578,060	$1,565,740
Portfolio turnover	9%	18%	9	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio Long-Term Growth Investor M Shares
	For the Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, beginning of year	$25.28	$26.06	$22.20	$20.32	$21.41
Income from investment operations:
Net investment income	0.47	0.60	0.11 ^	0.38	0.35
Net realized and unrealized gain (loss)	(1.13)	0.80	4.90	2.24	(0.77)

Total from investment operations	(0.66)	1.40	5.01	2.62	(0.42)

Less distributions:
Net investment income	(0.39)	(0.43)	(0.32)	(0.38)	(0.40)
Realized gains	(2.19)	(1.75)	(0.83)	(0.36)	(0.27)

Total distributions	(2.58)	(2.18)	(1.15)	(0.74)	(0.67)

Net Asset Value, end of year	$22.04	$25.28	$26.06	$22.20	$20.32

Total return	(2.61)%	5.39%	22.55%	12.93%	(1.98)%
Ratios to Average Net Assets:
Expenses	0.36%	0.36%	0.16%	0.11%	0.11%
Net investment income	1.44%	1.63%	0.48%	1.65%	1.42%
Supplemental Data:
Net assets, end of year (000)	$103,905	$121,562	$108,362	$1,896,812	$1,712,228
Portfolio turnover	10%	15%	10%	7%	11%

	Model Portfolio Long-Term Growth TM Shares
	For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
	2015	2014
Net Asset Value, beginning of year	$25.29	$26.07	$23.25
Income from investment operations:
Net investment income	0.54	0.71	0.35	^
Net realized and unrealized gain (loss)	(1.14)	0.76	3.67

Total from investment operations	(0.60)	1.47	4.02

Less distributions:
Net investment income	(0.46)	(0.50)	(0.37)
Realized gains	(2.19)	(1.75)	(0.83)

Total distributions	(2.65)	(2.25)	(1.20)

Net Asset Value, end of year	$22.04	$25.29	$26.07

Total return	(2.38)%	5.64%	17.28	%††
Ratios to Average Net Assets:
Expenses	0.11%	0.11%	0.11	%†
Net investment income	1.77%	1.81%	1.67	%†
Supplemental Data:
Net assets, end of year (000)	$2,020,132	$2,129,793	$2,103,778
Portfolio turnover	10%	15%	10	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio Global Equity Growth Investor M Shares(1)
	For the Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, beginning of year	$25.98	$26.85	$21.34	$18.69	$19.81
Income from investment operations:
Net investment income	0.20	0.41	0.05 ^	0.32	0.28
Net realized and unrealized gain (loss)	(1.22)	1.20	6.43	2.67	(1.12)

Total from investment operations	(1.02)	1.61	6.48	2.99	(0.84)

Less distributions:
Net investment income	(0.33)	(0.40)	(0.33)	(0.22)	(0.28)
Realized gains	(2.87)	(2.08)	(0.64)	(0.12)	—

Total distributions	(3.20)	(2.48)	(0.97)	(0.34)	(0.28)

Net Asset Value, end of year	$21.76	$25.98	$26.85	$21.34	$18.69

Total return	(3.93)%	5.98%	30.36%	16.00%	(4.23)%
Ratios to Average Net Assets:
Expenses	0.37%	0.37%	0.17%	0.12%	0.12%
Net investment income	1.23%	1.32%	0.20%	1.37%	1.24%
Supplemental Data:
Net assets, end of year (000)	$50,283	$53,715	$49,174	$709,330	$649,826
Portfolio turnover	32%	13%	8%	9%	9%

	Model Portfolio Global Equity Growth TM Shares(1)
	For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
	2015	2014
Net Asset Value, beginning of year	$25.99	$26.86	$22.67
Income from investment operations:
Net investment income	0.47	0.73	0.30	^
Net realized and unrealized gain (loss)	(1.43)	0.94	4.91

Total from investment operations	(0.96)	1.67	5.21

Less distributions:
Net investment income	(0.39)	(0.46)	(0.38)
Realized gains	(2.87)	(2.08)	(0.64)

Total distributions	(3.26)	(2.54)	(1.02)

Net Asset Value, end of year	$21.77	$25.99	$26.86

Total return	(3.68)%	6.23%	22.98	%††
Ratios to Average Net Assets:
Expenses	0.12%	0.12%	0.12	%†
Net investment income	1.48%	1.53%	1.45	%†
Supplemental Data:
Net assets, end of year (000)	$838,830	$902,913	$876,894
Portfolio turnover	32%	13%	8	%††

(1)	Formerly Vantagepoint Model Portfolio All-Equity Growth Fund.
^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone Retirement Income Investor M Shares
	For the Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, beginning of year	$10.62	$10.90	$10.58	$10.18	$10.33
Income from investment operations:
Net investment income	0.19	0.19	0.11 ^	0.20	0.20
Net realized and unrealized gain (loss)	(0.35)	0.19	0.54	0.53	0.05

Total from investment operations	(0.16)	0.38	0.65	0.73	0.25

Less distributions:
Net investment income	(0.17)	(0.17)	(0.13)	(0.20)	(0.20)
Realized gains	(0.39)	(0.49)	(0.20)	(0.13)	(0.20)

Total distributions	(0.56)	(0.66)	(0.33)	(0.33)	(0.40)

Net Asset Value, end of year	$9.90	$10.62	$10.90	$10.58	$10.18

Total return	(1.54)%	3.50%	6.14%	7.18%	2.37%
Ratios to Average Net Assets:
Expenses	0.39%	0.39%	0.30%	0.14%	0.15%
Net investment income	1.52%	1.48%	1.04%	1.66%	1.79%
Supplemental Data:
Net assets, end of year (000)	$83,636	$87,999	$86,048	$238,158	$220,063
Portfolio turnover	12%	37%	10%	8%	19%

	Milestone Retirement Income TM Shares
	For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
	2015	2014
Net Asset Value, beginning of year	$10.62	$10.91	$10.75
Income from investment operations:
Net investment income	0.22	0.22	0.14	^
Net realized and unrealized gain (loss)	(0.35)	0.18	0.37

Total from investment operations	(0.13)	0.40	0.51

Less distributions:
Net investment income	(0.20)	(0.20)	(0.15)
Realized gains	(0.39)	(0.49)	(0.20)

Total distributions	(0.59)	(0.69)	(0.35)

Net Asset Value, end of year	$9.90	$10.62	$10.91

Total return	(1.28)%	3.66%	4.76	%††
Ratios to Average Net Assets:
Expenses	0.14%	0.14%	0.14	%†
Net investment income	1.77%	1.73%	1.56	%†
Supplemental Data:
Net assets, end of year (000)	$225,941	$244,595	$237,584
Portfolio turnover	12%	37%	10	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2010 Investor M Shares
	For the Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, beginning of year	$10.73	$11.33	$10.65	$10.10	$10.24
Income from investment operations:
Net investment income	0.20	0.21	0.10 ^	0.20	0.19
Net realized and unrealized gain (loss)	(0.37)	0.24	1.08	0.76	(0.04)

Total from investment operations	(0.17)	0.45	1.18	0.96	0.15

Less distributions:
Net investment income	(0.18)	(0.18)	(0.13)	(0.20)	(0.21)
Realized gains	(0.50)	(0.87)	(0.37)	(0.21)	(0.08)

Total distributions	(0.68)	(1.05)	(0.50)	(0.41)	(0.29)

Net Asset Value, end of year	$9.88	$10.73	$11.33	$10.65	$10.10

Total return	(1.57)%	3.94%	11.12%	9.53%	1.41%
Ratios to Average Net Assets:
Expenses	0.39%	0.39%	0.29%	0.14%	0.15%
Net investment income	1.58%	1.48%	0.88%	1.58%	1.75%
Supplemental Data:
Net assets, end of year (000)	$67,554	$72,333	$71,804	$234,023	$222,275
Portfolio turnover	13%	39%	15%	11%	22%

	Milestone 2010 TM Shares
	For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
	2015	2014
Net Asset Value, beginning of year	$10.73	$11.34	$10.92
Income from investment operations:
Net investment income	0.23	0.24	0.15	^
Net realized and unrealized gain (loss)	(0.37)	0.23	0.79

Total from investment operations	(0.14)	0.47	0.94

Less distributions:
Net investment income	(0.21)	(0.21)	(0.15)
Realized gains	(0.50)	(0.87)	(0.37)

Total distributions	(0.71)	(1.08)	(0.52)

Net Asset Value, end of year	$9.88	$10.73	$11.34

Total return	(1.31)%	4.11%	8.68	%††
Ratios to Average Net Assets:
Expenses	0.14%	0.14%	0.14	%†
Net investment income	1.81%	1.73%	1.54	%†
Supplemental Data:
Net assets, end of year (000)	$196,389	$219,041	$218,248
Portfolio turnover	13%	39%	15	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2015 Investor M Shares
	For the Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, beginning of year	$11.14	$11.92	$10.87	$10.16	$10.35
Income from investment operations:
Net investment income	0.20	0.22	0.10 ^	0.20	0.18
Net realized and unrealized gain (loss)	(0.40)	0.29	1.39	0.84	(0.10)

Total from investment operations	(0.20)	0.51	1.49	1.04	0.08

Less distributions:
Net investment income	(0.18)	(0.19)	(0.14)	(0.20)	(0.21)
Realized gains	(0.58)	(1.10)	(0.30)	(0.13)	(0.06)

Total distributions	(0.76)	(1.29)	(0.44)	(0.33)	(0.27)

Net Asset Value, end of year	$10.18	$11.14	$11.92	$10.87	$10.16

Total return	(1.75)%	4.23%	13.75%	10.25%	0.70%
Ratios to Average Net Assets:
Expenses	0.38%	0.38%	0.26%	0.13%	0.14%
Net investment income	1.59%	1.54%	0.86%	1.68%	1.72%
Supplemental Data:
Net assets, end of year (000)	$110,961	$113,514	$106,285	$434,638	$381,855
Portfolio turnover	15%	35%	11%	8%	20%

	Milestone 2015 TM Shares
	For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
	2015	2014
Net Asset Value, beginning of year	$11.14	$11.92	$11.21
Income from investment operations:
Net investment income	0.23	0.26	0.16	^
Net realized and unrealized gain (loss)	(0.40)	0.28	1.02

Total from investment operations	(0.17)	0.54	1.18

Less distributions:
Net investment income	(0.21)	(0.22)	(0.17)
Realized gains	(0.58)	(1.10)	(0.30)

Total distributions	(0.79)	(1.32)	(0.47)

Net Asset Value, end of year	$10.18	$11.14	$11.92

Total return	(1.50)%	4.48%	10.51	%††
Ratios to Average Net Assets:
Expenses	0.13%	0.13%	0.13	%†
Net investment income	1.80%	1.78%	1.65	%†
Supplemental Data:
Net assets, end of year (000)	$428,136	$466,543	$449,872
Portfolio turnover	15%	35%	11	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2020 Investor M Shares
	For the Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, beginning of year	$11.73	$12.33	$10.94	$10.10	$10.34
Income from investment operations:
Net investment income	0.21	0.24	0.11 ^	0.21	0.18
Net realized and unrealized gain (loss)	(0.43)	0.32	1.73	0.92	(0.20)

Total from investment operations	(0.22)	0.56	1.84	1.13	(0.02)

Less distributions:
Net investment income	(0.19)	(0.20)	(0.16)	(0.20)	(0.18)
Realized gains	(0.68)	(0.96)	(0.29)	(0.09)	(0.04)

Total distributions	(0.87)	(1.16)	(0.45)	(0.29)	(0.22)

Net Asset Value, end of year	$10.64	$11.73	$12.33	$10.94	$10.10

Total return	(1.89)%	4.49%	16.83%	11.25%	(0.26)%
Ratios to Average Net Assets:
Expenses	0.38%	0.38%	0.25%	0.13%	0.13%
Net investment income	1.67%	1.67%	0.92%	1.81%	1.73%
Supplemental Data:
Net assets, end of year (000)	$129,055	$119,097	$101,059	$470,664	$386,327
Portfolio turnover	11%	21%	9%	7%	16%

	Milestone 2020 TM Shares
	For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
	2015	2014
Net Asset Value, beginning of year	$11.73	$12.33	$11.33
Income from investment operations:
Net investment income	0.25	0.28	0.18	^
Net realized and unrealized gain (loss)	(0.43)	0.30	1.29

Total from investment operations	(0.18)	0.58	1.47

Less distributions:
Net investment income	(0.22)	(0.23)	(0.18)
Realized gains	(0.68)	(0.95)	(0.29)

Total distributions	(0.90)	(1.18)	(0.47)

Net Asset Value, end of year	$10.65	$11.73	$12.33

Total return	(1.56)%	4.73%	13.02	%††
Ratios to Average Net Assets:
Expenses	0.13%	0.13%	0.13	%†
Net investment income	1.89%	1.91%	1.83	%†
Supplemental Data:
Net assets, end of year (000)	$646,381	$632,326	$548,048
Portfolio turnover	11%	21%	9	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2025 Investor M Shares
	For the Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, beginning of year	$11.97	$12.61	$10.90	$9.97	$10.27
Income from investment operations:
Net investment income	0.22	0.26	0.11 ^	0.20	0.17
Net realized and unrealized gain (loss)	(0.47)	0.34	2.03	1.02	(0.26)

Total from investment operations	(0.25)	0.60	2.14	1.22	(0.09)

Less distributions:
Net investment income	(0.20)	(0.21)	(0.16)	(0.20)	(0.17)
Realized gains	(0.71)	(1.03)	(0.27)	(0.09)	(0.04)

Total distributions	(0.91)	(1.24)	(0.43)	(0.29)	(0.21)

Net Asset Value, end of year	$10.81	$11.97	$12.61	$10.90	$9.97

Total return	(2.09)%	4.76%	19.67%	12.24%	(0.85)%
Ratios to Average Net Assets:
Expenses	0.38%	0.38%	0.26%	0.14%	0.14%
Net investment income	1.71%	1.75%	0.97%	1.85%	1.71%
Supplemental Data:
Net assets, end of year (000)	$115,236	$105,615	$86,764	$383,446	$301,275
Portfolio turnover	10%	18%	8%	5%	15%

	Milestone 2025 TM Shares
	For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
	2015	2014
Net Asset Value, beginning of year	$11.98	$12.62	$11.35
Income from investment operations:
Net investment income	0.26	0.30	0.19	^
Net realized and unrealized gain (loss)	(0.48)	0.33	1.54

Total from investment operations	(0.22)	0.63	1.73

Less distributions:
Net investment income	(0.23)	(0.24)	(0.19)
Realized gains	(0.71)	(1.03)	(0.27)

Total distributions	(0.94)	(1.27)	(0.46)

Net Asset Value, end of year	$10.82	$11.98	$12.62

Total return	(1.85)%	4.99%	15.23	%††
Ratios to Average Net Assets:
Expenses	0.13%	0.13%	0.13	%†
Net investment income	1.95%	1.98%	1.91	%†
Supplemental Data:
Net assets, end of year (000)	$570,483	$537,449	$454,269
Portfolio turnover	10%	18%	8	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2030 Investor M Shares
	For the Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, beginning of year	$12.28	$13.02	$11.03	$10.00	$10.34
Income from investment operations:
Net investment income	0.23	0.28	0.11 ^	0.20	0.17
Net realized and unrealized gain (loss)	(0.52)	0.38	2.35	1.13	(0.32)

Total from investment operations	(0.29)	0.66	2.46	1.33	(0.15)

Less distributions:
Net investment income	(0.20)	(0.22)	(0.16)	(0.20)	(0.17)
Realized gains	(0.78)	(1.18)	(0.31)	(0.10)	(0.02)

Total distributions	(0.98)	(1.40)	(0.47)	(0.30)	(0.19)

Net Asset Value, end of year	$11.01	$12.28	$13.02	$11.03	$10.00

Total return	(2.34)%	5.04%	22.33%	13.28%	(1.46)%
Ratios to Average Net Assets:
Expenses	0.38%	0.38%	0.27%	0.14%	0.15%
Net investment income	1.72%	1.78%	0.95%	1.81%	1.65%
Supplemental Data:
Net assets, end of year (000)	$106,612	$96,057	$78,295	$305,077	$236,452
Portfolio turnover	11%	19%	8%	5%	14%

	Milestone 2030 TM Shares
	For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
	2015	2014
Net Asset Value, beginning of year	$12.29	$13.03	$11.54
Income from investment operations:
Net investment income	0.26	0.31	0.20	^
Net realized and unrealized gain (loss)	(0.52)	0.38	1.79

Total from investment operations	(0.26)	0.69	1.99

Less distributions:
Net investment income	(0.23)	(0.25)	(0.19)
Realized gains	(0.78)	(1.18)	(0.31)

Total distributions	(1.01)	(1.43)	(0.50)

Net Asset Value, end of year	$11.02	$12.29	$13.03

Total return	(2.10)%	5.27%	17.22	%††
Ratios to Average Net Assets:
Expenses	0.13%	0.13%	0.14	%†
Net investment income	1.95%	2.03%	1.88	%†
Supplemental Data:
Net assets, end of year (000)	$471,284	$439,894	$361,005
Portfolio turnover	11%	19%	8	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2035 Investor M Shares
	For the Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, beginning of year	$12.46	$13.22	$10.99	$9.86	$10.28
Income from investment operations:
Net investment income	0.23	0.29	0.11 ^	0.20	0.16
Net realized and unrealized gain (loss)	(0.56)	0.40	2.64	1.23	(0.39)

Total from investment operations	(0.33)	0.69	2.75	1.43	(0.23)

Less distributions:
Net investment income	(0.20)	(0.22)	(0.16)	(0.20)	(0.16)
Realized gains	(0.89)	(1.23)	(0.36)	(0.10)	(0.03)

Total distributions	(1.09)	(1.45)	(0.52)	(0.30)	(0.19)

Net Asset Value, end of year	$11.04	$12.46	$13.22	$10.99	$9.86

Total return	(2.65)%	5.24%	25.02%	14.47%	(2.24)%
Ratios to Average Net Assets:
Expenses	0.38%	0.39%	0.29%	0.15%	0.17%
Net investment income	1.66%	1.76%	0.90%	1.78%	1.62%
Supplemental Data:
Net assets, end of year (000)	$78,032	$71,010	$58,607	$202,649	$150,472
Portfolio turnover	11%	20%	8%	5%	13%

	Milestone 2035 TM Shares
	For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
	2015	2014
Net Asset Value, beginning of year	$12.46	$13.22	$11.55
Income from investment operations:
Net investment income	0.26	0.32	0.20	^
Net realized and unrealized gain (loss)	(0.55)	0.41	2.01

Total from investment operations	(0.29)	0.73	2.21

Less distributions:
Net investment income	(0.23)	(0.26)	(0.18)
Realized gains	(0.89)	(1.23)	(0.36)

Total distributions	(1.12)	(1.49)	(0.54)

Net Asset Value, end of year	$11.05	$12.46	$13.22

Total return	(2.33)%	5.48%	19.17	%††
Ratios to Average Net Assets:
Expenses	0.13%	0.14%	0.14	%†
Net investment income	1.90%	2.03%	1.85	%†
Supplemental Data:
Net assets, end of year (000)	$322,119	$300,615	$244,635
Portfolio turnover	11%	20%	8	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2040 Investor M Shares
	For the Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, beginning of year	$12.62	$13.50	$11.16	$9.86	$10.30
Income from investment operations:
Net investment income	0.23	0.30	0.10 ^	0.20	0.17
Net realized and unrealized gain (loss)	(0.59)	0.42	2.93	1.31	(0.44)

Total from investment operations	(0.36)	0.72	3.03	1.51	(0.27)

Less distributions:
Net investment income	(0.19)	(0.23)	(0.16)	(0.19)	(0.17)
Realized gains	(1.03)	(1.37)	(0.53)	(0.02)	—

Total distributions	(1.22)	(1.60)	(0.69)	(0.21)	(0.17)

Net Asset Value, end of year	$11.04	$12.62	$13.50	$11.16	$9.86

Total return	(2.87)%	5.34%	27.12%	15.33%	(2.61)%
Ratios to Average Net Assets:
Expenses	0.39%	0.39%	0.28%	0.16%	0.17%
Net investment income	1.61%	1.76%	0.82%	1.77%	1.67%
Supplemental Data:
Net assets, end of year (000)	$71,185	$66,928	$53,970	$197,376	$146,032
Portfolio turnover	12%	22%	8%	4%	14%

	Milestone 2040 TM Shares
	For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
	2015	2014
Net Asset Value, beginning of year	$12.63	$13.50	$11.77
Income from investment operations:
Net investment income	0.26	0.33	0.20	^
Net realized and unrealized gain (loss)	(0.60)	0.44	2.24

Total from investment operations	(0.34)	0.77	2.44

Less distributions:
Net investment income	(0.22)	(0.26)	(0.18)
Realized gains	(1.03)	(1.38)	(0.53)

Total distributions	(1.25)	(1.64)	(0.71)

Net Asset Value, end of year	$11.04	$12.63	$13.50

Total return	(2.71)%	5.65%	20.74	%††
Ratios to Average Net Assets:
Expenses	0.14%	0.14%	0.14	%†
Net investment income	1.84%	2.00%	1.80	%†
Supplemental Data:
Net assets, end of year (000)	$308,755	$290,826	$240,813
Portfolio turnover	12%	22%	8	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2045 Investor M Shares
	For the Year Ended December 31,
	2015	2014	2013	2012	2011
Net Asset Value, beginning of year	$14.06	$14.52	$11.99	$10.71	$11.33
Income from investment operations:
Net investment income	0.26	0.32	0.13 ^	0.22	0.17
Net realized and unrealized gain (loss)	(0.70)	0.47	3.19	1.43	(0.49)

Total from investment operations	(0.44)	0.79	3.32	1.65	(0.32)

Less distributions:
Net investment income	(0.21)	(0.24)	(0.16)	(0.22)	(0.17)
Realized gains	(0.94)	(1.01)	(0.63)	(0.15)	(0.13)

Total distributions	(1.15)	(1.25)	(0.79)	(0.37)	(0.30)

Net Asset Value, end of year	$12.47	$14.06	$14.52	$11.99	$10.71

Total return	(3.16)%	5.42%	27.69%	15.49%	(2.81)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.41%	0.43%	0.39%	0.25%	0.36%
Expenses net of reimbursements/waivers, if any	0.41%	0.43%	0.39%	0.25%	0.35%
Net Investment Income before reimbursements/waivers	1.63%	1.82%	0.95%	1.91%	1.68%
Net Investment income net of reimbursements/waivers, if any	1.63%	1.82%	0.95%	1.91%	1.69%
Supplemental Data:
Net assets, end of year (000)	$40,179	$33,389	$24,388	$53,824	$33,434
Portfolio turnover	11%	24%	9%	18%	14%

	Milestone 2045 TM Shares
	For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
	2015	2014
Net Asset Value, beginning of year	$14.07	$14.53	$12.66
Income from investment operations:
Net investment income	0.29	0.35	0.22	^
Net realized and unrealized gain (loss)	(0.69)	0.47	2.46

Total from investment operations	(0.40)	0.82	2.68

Less distributions:
Net investment income	(0.24)	(0.27)	(0.18)
Realized gains	(0.94)	(1.01)	(0.63)

Total distributions	(1.18)	(1.28)	(0.81)

Net Asset Value, end of year	$12.49	$14.07	$14.53

Total return	(2.86)%	5.65%	21.21	%††
Ratios to Average Net Assets:
Expenses	0.16%	0.18%	0.21	%†
Net investment income	1.88%	2.11%	1.87	%†
Supplemental Data:
Net assets, end of year (000)	$127,387	$105,502	$73,807
Portfolio turnover	11%	24%	9	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2050 Investor M Shares
	For the Year Ended December 31,			For the Period from September 10, 2012* to December 31, 2012
	2015	2014	2013
Net Asset Value, beginning of year	$12.53	$12.74	$10.25	$10.00
Income from investment operations:
Net investment income	0.22	0.27	0.13 ^	0.02
Net realized and unrealized gain (loss)	(0.62)	0.40	2.66	0.25

Total from investment operations	(0.40)	0.67	2.79	0.27

Less distributions:
Net investment income	(0.18)	(0.20)	(0.12)	(0.02)
Realized gains	(0.65)	(0.68)	(0.18)	—

Total distributions	(0.83)	(0.88)	(0.30)	(0.02)

Net Asset Value, end of year	$11.30	$12.53	$12.74	$10.25

Total return	(3.22)%	5.26%	27.24%	2.66	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.49%	0.60%	1.05%	9.98	%†
Expenses net of reimbursements/waivers, if any	0.49%	0.54%	0.56%	0.36	%†
Net Investment income (loss) before reimbursements/waivers	1.73%	1.79%	0.65%	(6.43	)%†
Net Investment income net of reimbursements/waivers, if any	1.73%	1.86%	1.14%	3.19	%†
Supplemental Data:
Net assets, end of year (000)	$17,002	$11,111	$6,848	$6,769
Portfolio turnover	16%	29%	24%	1	%††

	Milestone 2050 TM Shares
	For the Year Ended December 31,		For the Period from March 1, 2013* to December 31, 2013
	2015	2014
Net Asset Value, beginning of year	$12.54	$12.74	$10.83
Income from investment operations:
Net investment income	0.25	0.30	0.24	^
Net realized and unrealized gain (loss)	(0.62)	0.41	1.99

Total from investment operations	(0.37)	0.71	2.23

Less distributions:
Net investment income	(0.20)	(0.23)	(0.14)
Realized gains	(0.65)	(0.68)	(0.18)

Total distributions	(0.85)	(0.91)	(0.32)

Net Asset Value, end of year	$11.32	$12.54	$12.74

Total return	(2.94)%	5.55%	20.61	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.24%	0.35%	0.78	%†
Expenses net of reimbursements/waivers, if any	0.24%	0.29%	0.37	%†
Net Investment Income before reimbursements/waivers	1.97%	2.31%	1.95	%†
Net Investment income net of reimbursements/waivers, if any	1.97%	2.37%	2.36	%†
Supplemental Data:
Net assets, end of year (000)	$49,266	$32,792	$15,442
Portfolio turnover	16%	29%	24	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS

1.	Organization

The Vantagepoint Funds (the “Company”) was organized as a Delaware statutory trust on July 28, 1998 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company consisted of the following series (each a “Vantagepoint” Fund or “fund”) as of December 31, 2015:

The “Actively Managed Funds”:	The “Index Funds”:
Low Duration Bond Fund	Core Bond Index Fund
Inflation Focused Fund	500 Stock Index Fund
High Yield Fund	Broad Market Index Fund
Equity Income Fund	Mid/Small Company Index Fund
Growth & Income Fund	Overseas Equity Index Fund
Growth Fund
Select Value Fund
Aggressive Opportunities Fund
Discovery Fund
International Fund
Diversifying Strategies Fund

The “Milestone Funds”:	The “Model Portfolio Funds”:
Milestone Retirement Income Fund	Model Portfolio Conservative Growth Fund
Milestone 2010 Fund	Model Portfolio Traditional Growth Fund
Milestone 2015 Fund	Model Portfolio Long-Term Growth Fund
Milestone 2020 Fund	Model Portfolio Global Equity Growth Fund
Milestone 2025 Fund
Milestone 2030 Fund
Milestone 2035 Fund
Milestone 2040 Fund
Milestone 2045 Fund
Milestone 2050 Fund

The Actively Managed Funds (other than the Diversifying Strategies Fund and High Yield Fund) each offer two classes of shares: Investor Shares and T Shares. The Diversifying Strategies Fund and High Yield Fund each offer only one class of shares: T Shares. The Index Funds each offer three classes of shares: Class I Shares, Class II Shares, and T Shares. Lastly, the Model Portfolio Funds and Milestone Funds each offer two classes of shares: Investor M Shares and TM Shares.

The Model Portfolio Funds Structure

The Model Portfolio Funds invest in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds (“ETFs,” and, together with other Vantagepoint Funds, “underlying funds”). Subject to the supervision of the Company’s Board of Directors (“Board”), Vantagepoint Investment Advisers, LLC (“VIA” or the “Adviser”) may make changes to the underlying fund allocations for the Model Portfolios based on its periodic analysis to identify the allocation of assets among the different underlying fund allocations for the Model Portfolio Funds that it believes is appropriate for each Model Portfolio Fund. Each Model Portfolio Fund has a different degree

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

of potential risk and reward and is diversified among various underlying funds in differing allocations. The underlying funds of each Model Portfolio Fund and the target investment allocation to each underlying fund as of December 31, 2015 were as follows:

	Conservative Growth		Traditional Growth		Long Term Growth		Global Equity Growth
Fixed Income—%
Low Duration Bond	27.55%		9.70%		0.00%		0.00%
Core Bond Index	16.30%		16.05%		12.00%		0.00%
Inflation Focused	7.50%		3.40%		0.00%		0.00%
High Yield	9.65%		4.85%		3.00%		0.00%

Total Fixed Income—%	61.00%		34.00%		15.00%		0.00%

Equity—%
Equity Income	7.30%		11.00%		14.70%		11.00%
Growth & Income	7.25%		13.25%		15.55%		12.00%
Growth	4.80%		9.40%		10.95%		12.00%
Select Value	2.55%		4.50%		6.85%		7.75%
Aggressive Opportunities	1.40%		3.05%		5.00%		7.75%
Discovery	1.40%		2.10%		2.70%		3.50%
International	6.35%		11.05%		16.15%		29.00%
Overseas Equity Index Third Party Emerging Markets ETF	0.00 0.95	% %	0.00 1.65	% %	0.00 2.10	% %	15.00 2.00	% %

Total Equity—%	32.00%		56.00%		74.00%		100.00%

Multi-Strategy—%
Diversifying Strategies	7.00%		10.00%		11.00%		0.00%

Total Multi-Strategy—%	7.00%		10.00%		11.00%		0.00%

Total—%	100.00%		100.00%		100.00%		100.00%

The Model Portfolio Funds invest in the T Shares of the underlying Vantagepoint Funds.

The Milestone Funds Structure

The Milestone Funds invest in the underlying funds as defined above. Subject to the supervision of the Board, VIA may make changes to the underlying fund allocations for the Milestone Funds based on its periodic analysis to identify the allocation of assets among the different underlying funds that it believes is appropriate for each Milestone Fund. Each Milestone Fund invests in a combination of underlying funds that is believed to be appropriate for investors who expect to begin making gradual withdrawals from the Milestone Fund, typically at or after retirement, in or around the year stated in the Milestone Fund’s name, except for the Milestone Retirement Income Fund which may be appropriate for, among others, those who have already begun to make such withdrawals. VIA adjusts the asset allocation of each “dated” Milestone Fund to become more conservative over time until the Milestone Fund achieves a constant asset allocation approximately ten years after the year designated in its name. The Milestone 2045 and the Milestone 2050 Fund have not yet been adjusted because of their long remaining time horizon. Each Milestone Fund has a different degree of potential risk and reward and is diversified among various underlying funds in differing

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

allocations. The underlying funds of each Milestone Fund and the target investment allocation to each underlying fund as of December 31, 2015, were as follows:

	Milestone Funds
	Retirement Income	2010	2015	2020	2025
Fixed Income—%
Low Duration Bond	26.30%	19.16%	16.90%	12.36%	8.05%
Core Bond Index	20.60%	21.86%	19.50%	18.68%	16.70%
Inflation Focused	10.50%	10.38%	7.23%	4.58%	2.27%
High Yield	5.60%	6.13%	4.83%	4.35%	4.17%

Total Fixed Income—%	63.00%	57.53%	48.46%	39.97%	31.19%

Equity—%
Equity Income	7.35%	8.38%	9.60%	11.57%	13.90%
Growth & Income	8.35%	8.08%	9.39%	10.79%	12.00%
Growth	2.75%	4.69%	6.15%	7.06%	8.28%
Select Value	0.35%	0.18%	0.48%	0.57%	0.66%
Aggressive Opportunities	0.35%	0.18%	0.48%	0.57%	0.66%
Mid/Small Company Index	2.90%	3.46%	3.30%	3.96%	4.86%
Discovery	0.35%	0.18%	0.48%	0.57%	0.66%
International	6.80%	7.46%	9.17%	10.91%	12.34%
Third Party Emerging Markets ETF	1.30%	1.30%	1.74%	2.03%	2.45%

Total Equity—%	30.50%	33.91%	40.79%	48.03%	55.81%

Multi-Strategy—%
Diversifying Strategies	6.50%	8.56%	10.75%	12.00%	13.00%

Total Multi-Strategy—%	6.50%	8.56%	10.75%	12.00%	13.00%

Total—%	100.00%	100.00%	100.00%	100.00%	100.00%

	Milestone Funds
	2030	2035	2040	2045	2050
Fixed Income—%
Low Duration Bond	4.48%	0.96%	0.00%	0.00%	0.00%
Core Bond Index	13.65%	10.25%	4.73%	0.00%	0.00%
Inflation Focused	0.72%	0.24%	0.00%	0.00%	0.00%
High Yield	3.58%	2.37%	1.37%	1.00%	1.00%

Total Fixed Income—%	22.43%	13.82%	6.10%	1.00%	1.00%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

	Milestone Funds
	2030	2035	2040	2045	2050

Equity—%
Equity Income	16.06%	18.58%	21.59%	24.00%	24.00%
Growth & Income	12.39%	13.40%	14.39%	13.45%	13.45%
Growth	10.06%	11.32%	12.08%	13.90%	13.90%
Select Value	0.75%	0.87%	0.95%	1.00%	1.00%
Aggressive Opportunities	0.75%	0.87%	0.95%	1.00%	1.00%
Mid/Small Company Index	5.87%	7.05%	7.92%	8.45%	8.45%
Discovery	0.75%	0.87%	0.95%	1.00%	1.00%
International	15.07%	17.02%	18.60%	19.20%	19.20%
Third Party Emerging Markets ETF	2.87%	3.20%	3.47%	3.75%	3.75%

Total Equity—%	64.57%	73.18%	80.90%	85.75%	85.75%

Multi-Strategy—%
Diversifying Strategies	13.00%	13.00%	13.00%	13.25%	13.25%

Total Multi-Strategy—%	13.00%	13.00%	13.00%	13.25%	13.25%

Total—%	100.00%	100.00%	100.00%	100.00%	100.00%

The Milestone Funds invest in the T Shares of the underlying Vantagepoint Funds.

Since the Model Portfolio Funds and Milestone Funds invested entirely in underlying funds during the period, investment earnings for this period are composed of:

1.	ordinary and capital gain dividends from the underlying funds,

2.	unrealized appreciation/depreciation on investments in the underlying funds, and

3.	realized gain/loss from sales of the shares of the underlying funds triggered by net outflows associated with normal capital stock activity and rebalancing of the Model Portfolio Funds and Milestone Funds.

Subadviser Changes from January 1, 2015 to December 31, 2015

At a meeting held on June 19, 2015, VIA recommended and then Board approved the termination of Atlanta Capital Management Company, LLC, (“Atlanta Capital”) as a subadviser to the Growth Fund. Atlanta Capital ceased managing assets of the Growth Fund effective at the close of business on July 2, 2015. At a meeting held on September 18, 2015 (the “September Meeting”), VIA recommended and the Board approved the termination of Victory Capital Management Inc. as subadviser to the Growth Fund and the appointment of Fred Alger Management, Inc. and T. Rowe Price Associates, Inc. as subadvisers to that Fund. These changes were effective on October 5, 2015. At a meeting held on December 9, 2015 (the “December Meeting”), VIA recommended, and the Board approved the appointment of Brookfield Investment Management Inc. (“Brookfield”) as an additional subadviser to the Low Duration Bond Fund. Also at the December Meeting, VIA recommended and the Board approved, the termination of Artisan Partners Limited Partnership and Systematic Financial Management, LP as subadvisers to the Select Value Fund, and appointed, Iridian Asset Management LLC (“Iridian”) and Wells Capital Management Inc. (“Wells”) as subadvisers to that Fund. Brookfield began managing assets as subadviser to the Low Duration Bond Fund on January 11, 2016. Iridian and Wells began managing assets each as subadviser to the Select Value Fund on January 11, 2016.

2.	Significant Accounting Policies

The Company’s significant accounting policies are consistently applied in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Management makes estimates and assumptions in the preparation of financial statements that affect the reported amounts of assets and liabilities, including the disclosure of contingent assets and liabilities at the date of the financial statements as well as changes in net assets resulting from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

Fair Value Measurements

The Board has established procedures for valuing portfolio securities and other assets (the “Valuation Procedures”). Pursuant to the Valuation Procedures, if market quotations are not readily available (or otherwise reliable) for a

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

particular security or other asset, a fund must use the fair value of the asset, as determined in good faith by the Board. The Valuation Procedures include guidelines for making fair value determinations (the “Guidelines”). The Board has appointed a pricing committee (the “Pricing Committee”) for the purpose of implementing the Guidelines. The Pricing Committee includes representatives from VIA and officers of the Company. When applicable under the Valuation Procedures, the Pricing Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available (or otherwise reliable), based on the Guidelines, and reports such determinations to the Board.

The types of securities or other assets for which such fair value pricing may be necessary include, but are not limited to: certain foreign securities, securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed income securities for which there is no current market value quotation; and securities that are restricted as to transfer or resale; and certain derivatives. The need to fair value a fund’s portfolio securities or other assets may also result from low trading volume in foreign markets or thinly traded domestic securities, such as certain small cap securities. Securities or other assets may also be priced using fair value pricing methods when their closing prices do not reflect their market values at the time a fund calculates its NAV because an event that will affect their value has occurred since the closing prices were established on the relevant domestic or foreign exchange or market but before the fund’s NAV calculation.

In making a fair value determination for a given security or asset, the Pricing Committee considers one or more of the following factors regarding the security or other asset, as appropriate: fundamental analytical data relating to the investment in the security; nature and duration of any restriction on the disposition of the security; evaluation of the forces that influence the market in which the security is purchased and sold; type of security or asset; financial statements of issuer; cost at date of purchase; size of holding; discount from market value of unrestricted securities of the same class at the time of purchase; special reports prepared by analysts; information as to any transactions or offers with respect to the security or asset; existence of merger proposals or tender offers affecting the security or asset; price and extent of public trading in similar securities or other instruments of the issuer or comparable companies and other relevant matters; most recent closing market prices; existence of shelf registration for restricted securities; existence of any undertaking to register the security; other acceptable methods of valuing securities or other assets based on: (a) earnings multiples; (b) a discount from market of a similar freely traded security or other instrument; (c) yield to maturity with respect to debt issues; or (d) a combination of these methods; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities or other instruments traded on other markets, exchanges, or among dealers; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events and factors; with respect to securities or other instruments traded on foreign markets: (a) the value of foreign securities traded on other foreign markets; (b) ADR trading; (c) closed-end fund trading; (d) foreign currency exchange activity; and (e) the trading prices of financial products that are tied to baskets of foreign securities or other assets; with respect to an emergency or other unusual situation, an evaluation of (a) the nature and duration of the event; (b) the forces influencing the operation of the financial markets; (c) the factors relating to the event that precipitated the problem; (d) whether the event is likely to recur; and (e) whether the effects of the event are isolated or whether they affect entire markets, countries, or regions; quotations obtained from one or more broker-dealers of the prices at which they would be willing to buy the security or other asset; and Black-Scholes model for valuing rights, warrants and financial contracts (and similarly structured instruments).

The Pricing Committee reviews its previous fair value determinations on a monthly basis or more frequently as necessary. Fair value processes and controls are subject to review by the Chief Compliance Officer of the Company, and fair value processes and fair value determinations are subject to review by the Board.

Valuing securities or other assets at fair value involves greater reliance on judgment than valuing securities that have readily available (and otherwise reliable) market quotations. There can be no assurance that the fund could obtain the fair value assigned to a security or instrument if it were to sell the security or other asset at approximately the time at which the fund determines its NAV per share. As a result, the fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

Level 3	—	significant unobservable inputs (including the fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The significant unobservable inputs used in the fair value measurement of the fund’s investments include the probability of default, loss severity in the event of default, increases in market interest rates, downgrades to the issuer’s credit rating, potential for insolvency, government actions or pronouncements, and other financial and non-financial news. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the inputs used for fair valuations are accompanied by directionally similar changes in the assumption used for fair valuation determinations.

Investment Policy and Security Valuation

All equity securities that are traded on a national securities exchange (other than NASDAQ Global/Global Select and Capital Market securities traded primarily on the Nasdaq Stock Market, Inc. exchange (“NASDAQ”)) held by each fund normally will be valued at the last reported sale price or official close price (if available) on the exchange on which the security is primarily traded, and are categorized as Level 1 in the fair value hierarchy. If, on a particular day, an exchange-traded security does not trade on its primary exchange, then the price normally will be the mean between the closing bid and closing offer reported to the primary exchange and made available to quotation vendors or disseminated through an automated quotation system, or obtained by a pricing service from other quotation sources believed to be reliable and is generally categorized as Level 2 in the fair value hierarchy. NASDAQ Global/Global Select and Capital Market securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on any given day, no NOCP is available, the price of such securities normally will be the mean between the closing bid and closing offer reported on NASDAQ prior to the calculation of the net asset value (“NAV”) of a fund and are generally categorized as Level 1 in the fair value hierarchy. All equity securities not traded on a national securities exchange (“OTC Equities”) normally will be priced at the last reported sale price in the over-the-counter market and are generally categorized as Level 1 in the fair value hierarchy. If an OTC Equity does not trade in an over-the-counter market on a particular day, then the price normally will be the mean between the closing bid and closing offer obtained from a quotation service or other source believed to be reliable and is generally categorized as Level 1 in the fair value hierarchy. Prices for debt instruments and floating rate loans normally will be obtained from a pricing service. In determining prices, the pricing service may employ methodologies designed to identify the market value of debt instruments, which may include reference to actual market transactions, broker-dealer supplied quotations or valuations, matrix pricing, or other valuation techniques. These techniques generally consider such factors as securities’ prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations and are generally categorized as Level 2 in the fair value hierarchy. In the event a pricing service is unable to provide a price for a particular security, the security may be priced based on the average of two or more independent broker-dealer quotations and is generally categorized as Level 2 or Level 3 in the fair value

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

hierarchy. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with the Guidelines and is generally categorized as Level 2 or Level 3 in the fair value hierarchy depending on the observability of market inputs. Except for certain foreign equity securities described later in this note, foreign exchange traded securities are valued in the same manner as domestic exchange traded equity securities and are generally categorized as Level 1 in the fair value hierarchy.

Shares of the underlying funds in which the Model Portfolio and Milestone Funds invest are valued by using the underlying funds’ current NAVs for purchase and/or redemption orders that day and are categorized as Level 1 in the hierarchy.

Valuation of Certain Foreign Equity Securities

For foreign equity securities that are primarily traded in markets outside North and South America, the Board has approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security, which are generally categorized as Level 2 in the fair value hierarchy. Additionally, the Board has approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the funds that are primarily traded in markets outside North and South America which are generally categorized as Level 2 in the fair value hierarchy. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with the Company’s Valuation Procedures and are generally categorized as Level 2 or Level 3 in the fair value hierarchy.

The valuation techniques used by the funds to measure fair value during the year ended December 31, 2015 endeavored to maximize the use of observable inputs and minimize the use of unobservable inputs. The funds utilized fair value techniques such as a multi-dimensional relational pricing model and option adjusted spread pricing to estimate prices that would have prevailed in a liquid market given information available at the time of evaluation.

The following is a summary of the inputs used as of December 31, 2015, in valuing each fund’s investments carried at value:

Investment Type	Level 1	Level 2	Level 3	Total
Low Duration Bond Fund
Investments in Securities:
Corporate Obligations	$—	$484,750,262	$—	$484,750,262
Floating Rate Loans	—	3,934,292	—	3,934,292
Mortgage-Backed Securities	—	35,910,485	—	35,910,485
U.S. Treasury Obligations	—	120,095,272	—	120,095,272
Government Related Obligations	—	25,385,358	—	25,385,358
Asset-Backed Securities	—	108,610,124	—	108,610,124
Money Market Funds	19,242,721	—	—	19,242,721

Total Investments in Securities	$19,242,721	$778,685,793	$—	$797,928,514

Derivative Instruments:
Assets:
Futures	25,610	—	—	25,610
Forward Currency Contracts	—	14,190	—	14,190

Total Assets	$25,610	$14,190	$—	$39,800

Liabilities:
Futures	(30,602)	—	—	(30,602)
Forward Currency Contracts	—	(37)	—	(37)

Total Liabilities	$(30,602)	$(37)	$—	$(30,639)

Total Derivative Instruments	$(4,992)	$14,153	$—	$9,161

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Inflation Focused Fund
Investments in Securities:
Corporate Obligations	$—	$45,899,611	$—	$45,899,611
Mortgage-Backed Securities	—	10,513,262	—	10,513,262
U.S. Treasury Obligations	—	426,940,588	—	426,940,588
Government Related Obligations	—	4,129,489	—	4,129,489
Asset-Backed Securities	—	13,782,516	—	13,782,516
Purchased Options	10,312	187,392	—	197,704
Money Market Funds	13,861,685	—	—	13,861,685

Total Investments in Securities	$13,871,997	$501,452,858	$—	$515,324,855

Derivative Instruments:
Assets:
Futures	81,569	—	—	81,569
Forward Currency Contracts	—	25,644	—	25,644
Swap Agreements	—	291,527	—	291,527

Total Assets	$81,569	$317,171	$—	$398,740

Liabilities:
Written Options	—	(137,287)	—	(137,287)
Futures	(106,037)	—	—	(106,037)
Forward Currency Contracts	—	(34,155)	—	(34,155)
Swap Agreements	—	(3,441,682)	—	(3,441,682)

Total Liabilities	$(106,037)	$(3,613,124)	$—	$(3,719,161)

Total Derivative Instruments	$(24,468)	$(3,295,953)	$—	$(3,320,421)

High Yield Fund
Investments in Securities:
Common Stocks	$26,780	$—	$—	$26,780
Preferred Stocks	1,138,030	—	—	1,138,030
Convertible Preferred Stocks	—	38,340	—	38,340
Corporate Obligations	—	312,053,684	—	312,053,684
Floating Rate Loans	—	2,653,071	—	2,653,071
Mortgage-Backed Securities	—	9,413,733	—	9,413,733
Asset-Backed Securities	—	3,247,261	—	3,247,261
Money Market Funds	47,416,793	—	—	47,416,793

Total Investments in Securities	$48,581,603	$327,406,089	$—	$375,987,692

Derivative Instruments:
Assets:
Futures	91,047	—	—	91,047
Forward Currency Contracts	—	112,378	—	112,378

Total Assets	$91,047	$112,378	$—	$203,425

Liabilities:
Forward Currency Contracts	—	(482,946)	—	(482,946)

Total Liabilities	$—	$(482,946)	$—	$(482,946)

Total Derivative Instruments	$91,047	$(370,568)	$—	$(279,521)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Equity Income Fund
Investments in Securities:
Common Stocks	$1,912,114,803	$26,890,189	$—	$1,939,004,992
Money Market Funds	238,437,463	—	—	238,437,463

Total Investments in Securities	$2,150,552,266	$26,890,189	$—	$2,177,442,455

Derivative Instruments:
Assets:
Futures	30,707	—	—	30,707

Total Assets	$30,707	$—	$—	$30,707

Total Derivative Instruments	$30,707	$—	$—	$30,707

Growth & Income Fund
Investments in Securities:
Common Stocks	$1,684,494,295	$13,180,051	$—	$1,697,674,346
Money Market Funds	102,991,772	—	—	102,991,772

Total Investments in Securities	$1,787,486,067	$13,180,051	$—	$1,800,666,118

Growth Fund
Investments in Securities:
Common Stocks	$2,140,077,522	$5,578,338	$—	$2,145,655,860
Money Market Funds	105,337,424	—	—	105,337,424

Total Investments in Securities	$2,245,414,946	$5,578,338	$—	$2,250,993,284

Select Value Fund
Investments in Securities:
Common Stocks	$376,282,720	$—	$—	$376,282,720
Money Market Funds	31,589,573	—	—	31,589,573

Total Investments in Securities	$407,872,293	$—	$—	$407,872,293

Aggressive Opportunities Fund
Investments in Securities:
Common Stocks	$958,867,074	$—	$—	$958,867,074
Money Market Funds	124,737,416	—	—	124,737,416

Total Investments in Securities	$1,083,604,490	$—	$—	$1,083,604,490

Derivative Instruments:
Liabilities:
Futures	(4,472)	—	—	(4,472)

Total Liabilities	$(4,472)	$—	$—	$(4,472)

Total Derivative Instruments	$(4,472)	$—	$—	$(4,472)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Discovery Fund
Investments in Securities:
Common Stocks	$239,216,456	$2,061,035	$—	$241,277,491
Corporate Obligations	—	113,638,287	—	113,638,287
Mortgage-Backed Securities	—	23,844,636	—	23,844,636
U.S. Treasury Obligations	—	84,975,318	—	84,975,318
Government Related Obligations	—	1,306,649	—	1,306,649
Asset-Backed Securities	—	23,958,093	—	23,958,093
Money Market Funds	39,206,694	—	—	39,206,694

Total Investments in Securities	$278,423,150	$249,784,018	$—	$528,207,168

Derivative Instruments:
Liabilities:
Futures	(277,777)	—	—	(277,777)

Total Liabilities	$(277,777)	$—	$—	$(277,777)

Total Derivative Instruments	$(277,777)	$—	$—	$(277,777)

International Fund
Investments in Securities:
Common Stocks	$193,482,777	$1,453,339,686	$—	$1,646,822,463
Preferred Stocks	12,305,657	4,177,867	—	16,483,524
Rights	—	8,843	—	8,843
Money Market Funds	74,516,071	—	—	74,516,071

Total Investments in Securities	$280,304,505	$1,457,526,396	$—	$1,737,830,901

Diversifying Strategies Fund
Investments in Securities:
Common Stocks	$46,440,538	$—	$—	$46,440,538
Convertible Preferred Stocks	10,524,884	2,620,199	—	13,145,083
Corporate Obligations	—	281,786,243	—	281,786,243
Floating Rate Loans	—	3,151,906	—	3,151,906
Mortgage-Backed Securities	—	56,850,289	—	56,850,289
Convertible Debt Obligations	—	340,526,189	—	340,526,189
U.S. Treasury Obligations	—	108,500,987	—	108,500,987
Government Related Obligations	—	21,824,297	—	21,824,297
Asset-Backed Securities	—	33,319,566	—	33,319,566
Money Market Funds	26,175,247	—	—	26,175,247

Total Investments in Securities	$83,140,669	$848,579,676	$—	$931,720,345

Derivative Instruments:
Assets:
Futures	11,569	—	—	11,569

Total Assets	$11,569	$—	$—	$11,569

Liabilities:
Futures	(317,525)	—	—	(317,525)
Forward Currency Contracts	—	(29,092)	—	(29,092)

Total Liabilities	$(317,525)	$(29,092)	$—	$(346,617)

Total Derivative Instruments	$(305,956)	$(29,092)	$—	$(335,048)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Core Bond Index Fund
Investments in Securities:
Corporate Obligations	$—	$423,306,166	$—	$423,306,166
Mortgage-Backed Securities	—	523,736,019	—	523,736,019
U.S. Treasury Obligations	—	612,341,787	—	612,341,787
Government Related Obligations	—	130,575,572	—	130,575,572
Asset-Backed Securities	—	9,943,809	—	9,943,809
Money Market Funds	145,550,982	—	—	145,550,982

Total Investments in Securities	$145,550,982	$1,699,903,353	$—	$1,845,454,335

500 Stock Index Fund
Investments in Securities:
Common Stocks	$888,667,502	$—	$—	$888,667,502
U.S. Treasury Obligations	—	1,269,440	—	1,269,440
Money Market Funds	38,143,896	—	—	38,143,896

Total Investments in Securities	$926,811,398	$1,269,440	$—	$928,080,838

Derivative Instruments:
Assets:
Futures	28,508	—	—	28,508

Total Assets	$28,508	$—	$—	$28,508

Total Derivative Instruments	$28,508	$—	$—	$28,508

Broad Market Index Fund
Investments in Securities:
Common Stocks	$883,560,901	$—	$—	$883,560,901
U.S. Treasury Obligations	—	314,750	—	314,750
Rights	—	9,174	—	9,174
Warrants	—	—	—	—
Money Market Funds	33,872,838	—	—	33,872,838

Total Investments in Securities	$917,433,739	$323,924	$—	$917,757,663

Derivative Instruments:
Assets:
Futures	7,338	—	—	7,338

Total Assets	$7,338	$—	$—	$7,338

Liabilities:
Futures	(3,691)	—	—	(3,691)

Total Liabilities	$(3,691)	$—	$—	$(3,691)

Total Derivative Instruments	$3,647	$—	$—	$3,647

Mid/Small Company Index Fund
Investments in Securities:
Common Stocks	$698,036,449	$6,015	$—	$698,042,464
U.S. Treasury Obligations	—	654,343	—	654,343
Rights	—	28,350	—	28,350
Warrants	—	—	—	—
Money Market Funds	89,024,469	—	—	89,024,469

Total Investments in Securities	$787,060,918	$688,708	$—	$787,749,626

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Derivative Instruments:
Liabilities:
Futures	(39,049)	—	—	(39,049)

Total Liabilities	$(39,049)	$—	$—	$(39,049)

Total Derivative Instruments	$(39,049)	$—	$—	$(39,049)

Overseas Equity Index Fund
Investments in Securities:
Common Stocks	$1,061,280	$423,061,407	$—	$424,122,687
Preferred Stocks	—	2,177,647	—	2,177,647
U.S. Treasury Obligations	—	304,554	—	304,554
Rights	—	17,930	—	17,930
Money Market Funds	16,910,004	—	—	16,910,004

Total Investments in Securities	$17,971,284	$425,561,538	$—	$443,532,822

Derivative Instruments:
Liabilities:
Futures	(39,364)	—	—	(39,364)

Total Liabilities	$(39,364)	$—	$—	$(39,364)

Total Derivative Instruments	$(39,364)	$—	$—	$(39,364)

See Schedule of Investments for identification of securities by industry classification.

As of December 31, 2015, the funds did not hold significant investments in Level 3 securities. During the year ended December 31, 2015, the Diversifying Strategies Fund had securities transferred from Level 1 to Level 2 with a total market value of $2,499,302 or 0.27% of the net assets of the fund. There were no transfers within other funds.

When Issued Securities

The funds may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of the securities is subject to market fluctuation beginning on the purchase commitment date. Typically, no income accrues on securities that a fund has committed to purchase prior to the time delivery of the securities is made, although the fund may earn income on securities it has segregated to cover these positions.

To-Be-Announced (“TBA”) Securities

A TBA security is a forward mortgage-backed securities trade. Pass-through securities issued by Freddie Mac, Fannie Mae and Ginnie Mae trade in the TBA market. The term TBA is derived from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made. The securities are “to be announced” 48 hours prior to the established trade settlement date. The fund also relies on the seller to complete the transaction. The seller’s failure to do so may cause a fund to miss a price or yield considered advantageous to the fund, and a fund bears the risk of loss in the event of the default or bankruptcy of the seller. In the case of a bankruptcy or other organizational proceeding of the counterparty, the fund may obtain no or limited recovery and any recovery may be significantly delayed.

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies will be translated (but not actually converted) into U.S. dollars daily at the exchange rate of such currencies against the U.S. dollar supplied by the WM/Reuters Intraday Spot exchange rates as of 4:00 pm Eastern Time. Purchases and sales of securities, income receipts and expense payments are translated

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

(but not actually converted) into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

Currency symbols utilized throughout the notes to these financial statements are defined as follows:

AUD	— Australian Dollar	INR	— Indian Rupee
CAD	— Canadian Dollar	NZD	— New Zealand Dollar
CHF	— Swiss Franc	TWD	— Taiwan Dollar
EUR	— European Monetary Unit	USD	— U.S. Dollar
GBP	— British Pound

Options (other than Swaptions)

Exchange traded options normally will be priced based on the last reported sale price or official closing price (if available) on the exchange on which the option is primarily traded, as provided by a pricing service. If on a particular day, an option does not trade on its primary exchange, the fund’s custodian will calculate and use the mean between the closing bid and closing offer reported to the exchange and obtained from a pricing service and such options are generally categorized as Level 1 in the hierarchy.

Purchased options on Euro-Bund futures trade on foreign exchanges and are marked to market daily with variation margin payments received or made by the funds daily based on fluctuation in value. There is no premium paid at the time of purchase. These options are generally categorized as Level 1 in the hierarchy.

Non-exchange traded (i.e., over-the-counter) options normally will be priced using an option valuation model, which incorporates relevant parameters (e.g., implied volatility; current value of underlier). Such prices will be provided by a pricing service and these options are generally categorized as Level 2 in the hierarchy.

In the event a pricing service is unable to provide a price for a particular option, the option may be priced based on the average of two or more independent broker-dealer quotations, pursuant to the Valuation Procedures, or at its fair value determined in accordance with the Valuation Procedures and is generally categorized as Level 2 in the hierarchy.

Futures

Futures contracts normally will be priced at their settlement prices established and reported each day on the exchange on which they are traded, as provided by a pricing service and are generally categorized as Level 1 in the hierarchy. In the event a pricing service is unable to provide a price for a particular futures contract, the value of the contract will be priced at its fair value in accordance with the Valuation Procedures and generally such futures are categorized as Level 2 in the hierarchy.

Futures exchange abbreviations utilized throughout the notes to these financial statements are defined as follows:

CBT	— Chicago Board of Trade Exchange	MSE	— Montreal Exchange
CME	— Chicago Mercantile Exchange	NYF	— New York Futures Exchange
EUX	— Eurex Exchange

Forward Currency Contracts

Forward currency contracts normally will be priced using the WM/Reuters Intraday Forwards rates provided as of 4:00 pm Eastern Time. In the event WM/Reuters (or a designated pricing service) is unable to provide a rate for a

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

particular contract, the fair value of the contract will be determined in accordance with the Valuation Procedures and generally such contracts are categorized as Level 2 in the hierarchy.

Credit Default Swaps

Single-name credit default swaps normally will be priced based on a snapshot of the relevant issuer-specific credit curve, which is constructed from actual and/or indicative independent broker-dealer credit default swap spreads, and input into a credit default swap valuation model. Multiple-name credit default swaps (e.g., based on one or more indexes) normally will be priced according to a methodology similar to that used for single-name credit default swaps, except that the curve used for multiple-name credit default swaps is the relevant index-specific credit curve. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular credit default swap, the fair value of the credit default swap will be determined in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Interest Rate Swaps and Inflation Swaps

Interest rate and inflation swaps normally will be priced based on the applicable swap valuation model (i.e., interest rate or inflation) which incorporates a snapshot of the relevant swap curve (interest rate curve or inflation rate curve, as applicable). Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swap, the fair value of the swap will be determined in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Interest Rate Swaptions

Interest rate swaptions normally will be priced based on a snapshot taken of the relevant swap curve, deriving an implied volatility surface from actual and/or indicative broker-dealer swaption prices, and combining them in a swaption valuation model. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swaption, the fair value of the swaption will be determined in accordance with the Valuation Procedures and generally such swaptions are categorized as Level 2 in the hierarchy.

Total Return Swaps

Total return swaps are normally priced based on a valuation model that incorporates cash flow forecasts for the reference asset and a snapshot of the relevant interest rate swap curve. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular total return swap, the fair value of the swap will be determined in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Floating Rate Loans

Floating rate loans are debt securities or other interests issued by companies or other entities with floating interest rates that reset periodically. Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower (e.g., common stock or other debt instruments) in the event of bankruptcy. Floating rate loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings. Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. Floating rate loans may be acquired from a lender or through the agent as an assignment from another lender who holds a floating rate loan, or as a participation interest in another lender’s portion of the floating rate loan or portion thereof. Investments in floating rate loans have risks that are similar to those of fixed income securities. In addition, floating rate loans carry the risk of impairment of collateral. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As such, a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans may also carry liquidity risk. Floating rate loans generally are subject to legal or contractual restrictions on resale. Therefore, the liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. If the credit quality of a floating rate loan suffers a significant decline, the secondary trading market for that same loan may also decline, making it more difficult to sell and to value. Difficulty in selling a floating rate loan can result in a loss.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Security Transactions and Income Recognition

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized for both financial reporting and tax purposes, except for the Core Bond Index Fund, which does not amortize bond premium for tax purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income.

Dividends and Distributions to Shareholders

Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/(loss). Dividends from net investment income, if any, are declared and paid monthly to shareholders of the Core Bond Index, Low Duration Bond, High Yield, and Inflation Focused Funds. For the remaining funds, dividends from net investment income, if any, are declared and paid annually to shareholders. Distributions from net realized capital gains, if any, are generally declared and paid annually to shareholders. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on investment securities, and differing characterizations of distributions being made by each fund.

Certain differences are permanent, and result in reclassifications among paid-in capital, net investment income or realized gains. These may include net operating losses not utilized during the current year, commission adjustments, pay-down gains and losses, bond premium amortization, foreign currency gains and losses, treasury inflation protected securities adjustments, taxable over-distributions or returns of capital, distribution reclassifications, and adjustments relating to income received from, or dispositions of, swaps, securities with special dividends, or any real estate investment trust, passive foreign investment company, publicly traded partnerships, contingent payment debt instruments, and mutual fund company securities. These reclassifications have no effect on net assets or net asset values per share, and they do not affect the net investment income per share calculations presented in the Financial Highlights.

Fund	Paid-in Capital Increase/(Decrease)	Undistributed Net Investment Income Increase/(Decrease)	Accumulated Net Realized Gain/(Loss) Increase/(Decrease)
Low Duration Bond	$—	$122,923	$(122,923)
Inflation Focused	(85,840)	295,517	(209,677)
High Yield	—	2,587,879	(2,587,879)
Equity Income	—	2,145,016	(2,145,016)
Growth & Income	—	2,025,049	(2,025,049)
Growth	—	3,282,882	(3,282,882)
Select Value	—	(19,302)	19,302
Aggressive Opportunities	—	(52,195)	52,195
Discovery	—	(252,532)	252,532
International	(2,129,863)	3,182,367	(1,052,504)
Diversifying Strategies	(604)	7,341,221	(7,340,617)
Core Bond Index	—	9,093,869	(9,093,869)
500 Stock Index	3,593,942	(317,208)	(3,276,734)
Broad Market Index	1,723,492	(446,294)	(1,277,198)
Mid/Small Company Index	1,517,034	(631,304)	(885,730)
Overseas Equity Index	228,886	244,147	(473,033)
Model Portfolio Conservative Growth	—	65,294	(65,294)
Model Portfolio Traditional Growth	—	39,452	(39,452)
Model Portfolio Long-Term Growth	—	(79,285)	79,285
Milestone Retirement Income	—	46,216	(46,216)
Milestone 2010	—	39,133	(39,133)
Milestone 2015	—	54,501	(54,501)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Fund	Paid-in Capital Increase/(Decrease)	Undistributed Net Investment Income Increase/(Decrease)	Accumulated Net Realized Gain/(Loss) Increase/(Decrease)
Milestone 2020	$—	$48,950	$(48,950)
Milestone 2025	—	21,481	(21,481)
Milestone 2030	—	5,939	(5,939)
Milestone 2035	—	1,373	(1,373)

Federal Income Taxes

Each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal tax purposes. Accordingly, each fund intends to make distributions of substantially all of its net investment company taxable income and any net realized capital gains (after reduction for capital loss carry forwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Any taxable income or gains remaining at fiscal year-end are distributed in the following year. Therefore, no provision for federal income or excise taxes was required.

The FASB issued Interpretation ASC 740, “Income Taxes,” (“ASC 740”) which establishes guidelines for recognizing, measuring, and disclosing tax return positions in financial statements. Management has evaluated the Company’s tax positions and determined that the application of ASC 740 had no material impact on the Company’s financial statements. Accordingly, no adjustments for unrecognized tax benefits or related interest or penalties were required as of December 31, 2015. If applicable, the Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other Expenses” in the Statement of Operations. The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease in the next twelve months. The Company files U.S. federal, state, and local returns as required. The Company’s tax returns are subject to examination by the relevant tax authorities until the expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a tax provision for income taxes.

At December 31, 2015, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gains	Total Distributable Earnings
Low Duration Bond	$16,390	$—	$16,390
Inflation Focused	—	—	—
High Yield	1,053,117	—	1,053,117
Equity Income	4,757,464	7,767,428	12,524,892
Growth & Income	—	5,598,271	5,598,271
Growth	—	20,702,049	20,702,049
Select Value	—	2,308,938	2,308,938
Aggressive Opportunities	5,079,537	12,925,292	18,004,829
Discovery	64,715	—	64,715
International	—	—	—
Diversifying Strategies	2,739,280	—	2,739,280
Core Bond Index	—	—	—
500 Stock Index	86,547	1,711,208	1,797,755
Broad Market Index	5,244,597	1,475,707	6,720,304
Mid/Small Company Index	216,612	1,914,820	2,131,432
Overseas Equity Index	216,166	—	216,166
Model Portfolio Conservative Growth	—	17,137,789	17,137,789
Model Portfolio Traditional Growth	—	71,869,675	71,869,675
Model Portfolio Long-Term Growth	—	120,208,664	120,208,664
Model Portfolio Global Equity Growth	81	49,982,144	49,982,225
Milestone Retirement Income	—	6,411,716	6,411,716
Milestone 2010	—	7,050,575	7,050,575
Milestone 2015	—	16,622,695	16,622,695
Milestone 2020	—	28,169,801	28,169,801
Milestone 2025	—	29,178,973	29,178,973
Milestone 2030	—	28,474,057	28,474,057

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gains	Total Distributable Earnings
Milestone 2035	$—	$21,654,549	$21,654,549
Milestone 2040	57,540	21,949,172	22,006,712
Milestone 2045	—	10,345,426	10,345,426
Milestone 2050	16	4,021,861	4,021,877

The tax character of distributions during 2015 was as follows:

Fund	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Gains	Return of Capital	Total Distributions
Low Duration Bond	$10,484,657	$58,197	$—	$10,542,854
Inflation Focused	5,209,283	—	733,912	5,943,195
High Yield	21,041,931	—	—	21,041,931
Equity Income	81,986,736	132,190,939	—	214,177,675
Growth & Income	28,174,511	150,500,978	—	178,675,489
Growth	11,023,444	346,509,418	—	357,532,862
Select Value	9,382,236	41,751,131	—	51,133,367
Aggressive Opportunities	11,028,349	97,645,747	—	108,674,096
Discovery	6,943,340	7,268,167	—	14,211,507
International	32,100,045	6,188,095	—	38,288,140
Diversifying Strategies	18,208,216	6,414,813	—	24,623,029
Core Bond Index	46,461,848	—	—	46,461,848
500 Stock Index	18,732,328	12,602,181	—	31,334,509
Broad Market Index	20,468,508	14,465,547	—	34,934,055
Mid/Small Company Index	13,556,954	70,271,167	—	83,828,121
Overseas Equity Index	8,814,786	—	—	8,814,786
Model Portfolio Conservative Growth	13,494,366	27,483,639	—	40,978,005
Model Portfolio Traditional Growth	34,701,419	98,863,603	—	133,565,022
Model Portfolio Long-Term Growth	45,833,799	181,642,811	—	227,476,610
Model Portfolio Global Equity Growth	16,293,926	99,518,512	—	115,812,438
Milestone Retirement Income	6,298,632	10,731,984	—	17,030,616
Milestone 2010	5,524,514	12,007,070	—	17,531,584
Milestone 2015	11,096,748	27,568,160	—	38,664,908
Milestone 2020	16,190,234	43,716,143	—	59,906,377
Milestone 2025	14,625,656	39,812,239	—	54,437,895
Milestone 2030	12,346,272	35,995,735	—	48,342,007
Milestone 2035	8,471,775	28,142,660	—	36,614,435
Milestone 2040	7,916,950	30,440,518	—	38,357,468
Milestone 2045	3,429,446	10,902,792	—	14,332,238
Milestone 2050	1,298,761	3,281,836	—	4,580,597

The tax character of distributions during 2014 was as follows:

Fund	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Gains	Return of Capital	Total Distributions
Low Duration Bond	$9,579,456	$1,530,915	$—	$11,110,371
Inflation Focused	9,388,349	723,804	—	10,112,153
High Yield	9,802,943	—	—	9,802,943
Equity Income	63,219,339	350,381,284	—	413,600,623
Growth & Income	41,183,884	187,998,928	—	229,182,812
Growth	9,726,369	67,002,902	—	76,729,271
Select Value	18,094,939	49,430,844	—	67,525,783
Aggressive Opportunities	19,530,900	146,579,918	—	166,110,818

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Fund	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Gains	Return of Capital	Total Distributions
Discovery	$13,194,342	$23,954,412	$—	$37,148,754
International	51,863,343	9,043,311	—	60,906,654
Diversifying Strategies	31,115,858	38,721,655	—	69,837,513
Core Bond Index	41,739,240	—	—	41,739,240
500 Stock Index	13,948,104	14,512,417	—	28,460,521
Broad Market Index	15,497,630	9,119,540	—	24,617,170
Mid/Small Company Index	13,190,277	30,420,648	—	43,610,925
Overseas Equity Index	9,998,116	—	—	9,998,116
Model Portfolio Conservative Growth	13,417,823	52,492,268	—	65,910,091
Model Portfolio Traditional Growth	39,707,783	95,792,571	—	135,500,354
Model Portfolio Long-Term Growth	56,777,197	126,924,026	—	183,701,223
Model Portfolio Global Equity Growth	24,834,894	60,290,883	—	85,125,777
Milestone Retirement Income	6,443,534	13,620,084	—	20,063,618
Milestone 2010	5,714,604	20,664,477	—	26,379,081
Milestone 2015	11,583,351	49,371,353	—	60,954,704
Milestone 2020	15,719,696	52,835,691	—	68,555,387
Milestone 2025	13,871,963	47,540,231	—	61,412,194
Milestone 2030	11,757,013	43,780,085	—	55,537,098
Milestone 2035	8,292,344	31,086,404	—	39,378,748
Milestone 2040	8,073,791	32,755,987	—	40,829,778
Milestone 2045	3,076,927	8,428,362	—	11,505,289
Milestone 2050	1,029,883	1,901,368		2,931,251

The Regulated Investment Company Modernization Act of 2010 (the “Act”) changed various technical rules governing the tax treatment of regulated investment companies, which are generally effective beginning with the Company’s taxable year ending December 31, 2011. Under the Act, the funds are permitted to carry forward capital losses incurred in taxable years beginning after the enactment date indefinitely. At December 31, 2015, the following funds had net capital loss carryovers:

Pre-enactment capital loss carryforwards through indicated expiration dates are as follows:

	Expiring December 31
Fund	2016	2017	2018
Core Bond Index	$(1,876,697)	$(4,404,280)	$—
Overseas Equity Index	—	(2,275,127)	(444,126)

Post-enactment capital loss carryforwards, under the provisions of the Act, are as follows:

	Loss carry forward character
Fund	Short Term	Long Term
Inflation Focused	$—	$(68,554)
High Yield	(8,681,612)	(2,532,533)
International	(742,711)	—
Diversifying Strategies	(3,369,645)	(521,793)
Core Bond Index	—	(461,267)
Overseas Equity Index	(82,984)	—

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

At December 31, 2015, the following funds elected to defer post-October net capital losses and specified losses of:

Fund	Capital Losses	Specified Losses
Low Duration Bond	$49,607	$—
Inflation Focused	1,228,637	—
High Yield	4,191,443	—
Equity Income	784,815	1,440
Growth & Income	166,290	10
Growth	1,978,378	—
Select Value	168,564	—
Aggressive Opportunities	4,550,657	—
Discovery	6,586,535	—
International	317,567	310,288
Diversifying Strategies	13,592,200	—
Core Bond Index	1,786,851	—
500 Stock Index	124,812	—
Broad Market Index	75,187	10,868
Mid/Small Company Index	—	20,044
Overseas Equity Index	732,513	—

3.	Tax Basis Unrealized Appreciation (Depreciation)

As of December 31, 2015, net unrealized appreciation (depreciation) on investments was as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Low Duration Bond	$804,591,492	$1,163,172	$7,826,150	$(6,662,978)
Inflation Focused	535,258,790	1,382,299	21,316,234	(19,933,935)
High Yield	421,572,806	1,341,936	46,927,050	(45,585,114)
Equity Income	2,108,532,433	292,740,571	223,830,549	68,910,022
Growth & Income	1,510,567,193	380,359,946	90,261,021	290,098,925
Growth	1,897,952,309	384,299,472	31,258,497	353,040,975
Select Value	407,868,681	48,460,853	48,457,241	3,612
Aggressive Opportunities	993,210,170	167,374,002	76,979,682	90,394,320
Discovery	541,271,279	14,491,356	27,555,467	(13,064,111)
International	1,710,512,198	187,924,559	160,605,856	27,318,703
Diversifying Strategies	944,511,947	15,616,613	28,408,215	(12,791,602)
Core Bond Index	1,848,420,544	25,278,955	28,245,164	(2,966,209)
500 Stock Index	622,064,694	326,787,844	20,771,700	306,016,144
Broad Market Index	536,681,924	427,682,826	46,607,087	381,075,739
Mid/Small Company Index	685,539,398	178,993,259	76,783,031	102,210,228
Overseas Equity Index	447,756,912	40,381,844	44,605,934	(4,224,090)
Model Portfolio Conservative Growth	635,151,289	7,539,823	31,666,288	(24,126,465)
Model Portfolio Traditional Growth	1,634,861,258	51,330,580	54,003,314	(2,672,734)
Model Portfolio Long-Term Growth	2,131,274,257	69,984,948	76,868,333	(6,883,385)
Model Portfolio Global Equity Growth	892,567,398	42,802,970	46,145,178	(3,342,208)
Milestone Retirement Income	330,699,867	—	21,047,609	(21,047,609)
Milestone 2010	279,195,807	1,739,107	16,873,080	(15,133,973)
Milestone 2015	569,308,298	4,479,050	34,584,871	(30,105,821)
Milestone 2020	817,634,121	6,756,232	48,907,929	(42,151,697)
Milestone 2025	722,170,177	7,736,629	44,266,660	(36,530,031)
Milestone 2030	612,413,552	6,206,404	40,553,675	(34,347,271)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Milestone 2035	$425,519,587	$5,432,479	$(30,818,104)	$(25,385,625)
Milestone 2040	404,808,642	5,391,287	30,331,178	(24,939,891)
Milestone 2045	184,524,076	567,101	17,547,210	(16,980,109)
Milestone 2050	75,765,871	—	9,381,899	(9,381,899)

4.	Investments in Derivative Instruments

Some of the funds use derivative instruments in pursuing their investment objectives (i.e. to manage risk or to obtain or adjust investment exposure, as applicable. The following table and discussion provides more detailed information about a fund’s derivative usage. The table below shows the average monthly notional balance, settlement value, or market value (as applicable) of the derivative instruments held by each applicable fund during the reporting period.

	Low Duration Bond Fund	Inflation Focused Fund	High Yield Fund	Equity Income Fund
Futures Contracts:
Average Notional Balance Long	$16,876,472	$20,042,936	$3,508,726	$542,948
Average Notional Balance Short	11,725,760	26,753,699	10,572,466	—
Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Deliver USD	$570	$296,153	$310,049	$—
Average Settlement Value—Receive USD	1,070,624	1,753,323	25,978,336	—
Over the Counter Options:
Average Market Value Written	$—	$—	$57,692	$—
Exchange-Traded Options:
Average Market Value Purchased	$—	$20,282	$—	$—
Average Market Value Written	—	3,382	—	—
Swaptions:
Average Notional Balance Purchased	$—	$7,500,000	$—	$—
Average Notional Balance Written	—	17,700,000	—	—
Inflation Linked Swaps:
Average Notional Balance—Pays Fixed Rate	$—	$76,106,154	$—	$—
Average Notional Balance—Receives Fixed Rate	—	1,561,538	—	—
Interest Rate Swaps:
Average Notional Balance—Pays Fixed Rate	$—	$28,781,538	$—	$—
Average Notional Balance—Receives Fixed Rate	—	10,173,077	—	—
Credit Default Swaps:
Average Notional Balance—Pays Fixed Rate	$—	$207,308	$—	$—
Average Notional Balance—Receives Fixed Rate	—	654,231	—	—

	Aggressive Opportunities Fund	Discovery Fund	International Fund	Diversifying Strategies Fund
Futures Contracts:
Average Notional Balance Long	$644,112	$156,743,072	$—	$329,185,715
Average Notional Balance Short	—	—	—	8,587,949
Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Deliver USD	$—	$—	$—	$197,205
Average Settlement Value—Receive USD	—	—	—	2,540,673

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

	500 Stock Index Fund	Broad Market Index Fund	Mid/Small Company Index Fund	Overseas Equity Index Fund
Futures Contracts:
Average Notional Balance Long	$21,489,289	$13,176,797	$15,045,818	$5,535,286
Average Notional Balance Short	—	—	—	—

Futures Contracts (“Futures”)

A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date.

Certain funds may enter into futures to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing fixed income securities prices to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal in a timely manner on the instrument), stock market risk (the risk that stock prices overall will decline over short or extended periods), or foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar).

Certain funds may use futures to seek to increase portfolio value, by increasing or decreasing their exposure to changes in the market value of the specific underlying security, foreign currency, or index.

Futures may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Focused	*	*		*	*	*
High Yield	*	*		*	*	*
Equity Income			*	*	*
Growth & Income			*	*	*
Growth			*	*	*
Select Value			*	*	*
Aggressive Opportunities			*	*	*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*
Core Bond Index	*				*
500 Stock Index					*
Broad Market Index					*
Mid/Small Company Index					*
Overseas Equity Index				*	*

Upon entering into the futures contract, the fund agrees to deposit an amount equal to a certain percentage of the contract notional value (initial margin). The fund agrees to subsequently receive or pay an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses are a component of net realized gain (loss) on futures in the Statement of Operations.

Use of futures may involve risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with futures include: the risk that a particular future may be difficult to purchase or sell (liquidity risk); the risk that certain futures may be more sensitive than traditional investments to interest rate changes and market price

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the future, and the inability of the future to correlate perfectly, or at all, with the value of the underlying asset, reference rate, or index it is designed to closely track (valuation risk); the risk that the fund may lose substantially more than the amount invested and that the fund may be forced to liquidate portfolio positions when it may not be advantageous to do so (leverage risk).

During the year ended December 31, 2015, the following funds purchased and/or sold futures contracts: Low Duration Bond Fund, Inflation Focused Fund, High Yield Fund, Equity Income Fund, Aggressive Opportunities Fund, Discovery Fund, Diversifying Strategies Fund, 500 Stock Index Fund, Broad Market Index Fund, Mid/Small Company Index Fund and Overseas Equity Index Fund.

As of December 31, 2015, the following funds had open futures contracts outstanding:

Low Duration Bond Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
72	CBT	U.S. 2 Year Treasury Note	March 2016	$15,640,875	$(30,602)

Sold
69	CBT	U.S. 5 Year Treasury Note	March 2016	$8,164,102	$25,610

					$(4,992)

Inflation Focused Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
9	MSE	Canadian 10 Year Bond	March 2016	$917,041	$18,185
70	CBT	U.S. 10 Year Treasury Note	March 2016	8,813,438	(24,854)
34	CBT	U.S. 5 Year Treasury Note	March 2016	4,022,891	(9,614)

					$(16,283)

Sold
26	EUX	Euro—Bobl	March 2016	$3,692,146	$33,911
23	CBT	U.S. 2 Year Treasury Note	March 2016	4,996,391	8,376
14	CBT	U.S. 5 Year Treasury Note	March 2016	1,656,484	1,917
31	CBT	U.S. Long Bond	March 2016	4,766,250	19,180
35	CBT	U.S. Ultra Bond	March 2016	5,554,063	(71,569)

					$(8,185)

					$(24,468)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

High Yield Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
51	CBT	U.S. Ultra Bond	March 2016	$8,093,063	$55,412

Sold
96	CBT	U.S. 10 Year Treasury Note	March 2016	$12,087,000	$22,438
50	CBT	U.S. 5 Year Treasury Note	March 2016	5,916,016	13,197

					$35,635

					$91,047

Equity Income Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
9	CME	E-MINI S&P 500 Index	March 2016	$915,930	$6,074
12	CME	E-MINI S&P MidCap 400	March 2016	1,672,200	24,633

					$30,707

Aggressive Opportunities Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
24	CME	E-MINI S&P MidCap 400	March 2016	$3,344,400	$(4)
12	CME	NASDAQ 100 E-MINI	March 2016	1,101,060	(4,468)

					$(4,472)

Discovery Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
2,166	NYF	E-MINI Russell 2000 Index	March 2016	$245,082,900	$(277,777)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Diversifying Strategies Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
2,447	NYF	E-MINI Russell 2000 Index	March 2016	$276,878,050	$(315,167)
90	CBT	U.S. 2 Year Treasury Note	March 2016	19,551,094	(2,358)

					$(317,525)

Sold
48	CBT	U.S. 5 Year Treasury Note	March 2016	$5,679,375	$11,569

					$(305,956)

500 Stock Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
277	CME	E-MINI S&P 500 Index	March 2016	$28,190,290	$28,508

Broad Market Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
5	NYF	E-MINI Russell 2000 Index	March 2016	$565,750	$(1,676)
50	CME	E-MINI S&P 500 Index	March 2016	5,088,500	7,338
4	CME	E-MINI S&P MidCap 400	March 2016	557,400	(2,015)

					$3,647

Mid/Small Company Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
63	NYF	E-MINI Russell 2000 Index	March 2016	$7,128,450	$(25,996)
45	CME	E-MINI S&P MidCap 400	March 2016	6,270,750	(13,053)

					$(39,049)

Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
89	NYF	MINI MSCI EAFE Equity Index	March 2016	$7,556,990	$(39,364)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Forward Currency Contracts

A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Certain funds may enter into forward currency contracts to manage foreign currency risk. Foreign currency risk is the risk that a fund’s investment in or exposure to foreign currencies or securities denominated in foreign currencies may cause the fund to experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar, or, in the case of hedged positions, the risk that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the U.S. dollar value of securities denominated in those currencies.

Certain funds also may enter into forward currency contracts to obtain or adjust investment exposure to a foreign currency.

Forward currency contracts may be used by the following funds for the following purposes:

Fund	Manage Foreign Currency Risk	Obtain or Adjust Investment Exposure to Foreign Currencies
Low Duration Bond	*	*
Inflation Focused	*	*
High Yield	*	*
Equity Income	*
Growth & Income	*
Growth	*
Select Value	*
Aggressive Opportunities	*
Discovery	*	*
International	*	*
Diversifying Strategies	*	*
Overseas Equity Index	*

Risks of entering into forward currency contracts include the possibility that a fund may lose money. For example, foreign currency values may change unfavorably relative to the U.S. dollar, there may be an illiquid market, or a change in the value of the contracts may not correlate with changes in the value of the underlying currency. The use of over-the-counter forward currency contracts includes counterparty risk, which is the risk that the other party to a contract may not fulfill its obligations.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward currency contracts are components of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on forward currency contracts and foreign currency transactions in the Statement of Operations, respectively.

During the year ended December 31, 2015, the following funds purchased and/or sold forward currency contracts: Low Duration Bond Fund, Inflation Focused Fund, High Yield Fund, and Diversifying Strategies Fund.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

As of December 31, 2015, the following funds had open forward currency contracts outstanding:

Low Duration Bond Fund
Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at December 31, 2015	Net Unrealized Appreciation/ (Depreciation)
Purchase	HSBC Bank plc	USD	GBP	01/11/2016	$7,408	$7,371	$(37)

Sale	HSBC Bank plc	GBP	USD	01/11/2016	$1,050,570	$1,036,380	$14,190

							$14,153

Inflation Focused Fund
Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at December 31, 2015	Net Unrealized Appreciation/ (Depreciation)
Purchase	Morgan Stanley Co., Inc.	USD	EUR	01/27/2016	$746,932	$764,934	$18,002
Purchase	JPMorgan Chase Bank NA	USD	INR	01/22/2016	253,142	256,026	2,884

							$20,886

Sale	JPMorgan Chase Bank NA	EUR	USD	01/27/2016	$1,484,102	$1,517,893	$(33,791)
Sale	Morgan Stanley Co., Inc.	EUR	USD	01/27/2016	795,981	796,345	(364)
Sale	JPMorgan Chase Bank NA	TWD	USD	01/29/2016	780,737	775,979	4,758

							$(29,397)

							$(8,511)

High Yield Fund
Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at December 31, 2015	Net Unrealized Appreciation/ (Depreciation)
Sale	JPMorgan Chase Bank NA	CHF	USD	01/12/2016	$133,309	$136,415	$(3,106)
Sale	JPMorgan Chase Bank NA	EUR	USD	01/12/2016	20,459,557	20,939,397	(479,840)
Sale	JPMorgan Chase Bank NA	GBP	USD	01/12/2016	6,191,601	6,079,223	112,378

							$(370,568)

Diversifying Strategies Fund
Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at December 31, 2015	Net Unrealized Depreciation
Purchase	JPMorgan Chase Bank NA	USD	EUR	01/11/2016	$31,923	$31,520	$(403)

Sale	JPMorgan Chase Bank NA	EUR	USD	01/11/2016	$1,113,661	$1,142,350	$(28,689)

							$(29,092)

Option Contracts (“Options”)

An option gives the holder the right but not the obligation to enter into a transaction (e.g., the purchase or sale of a security, an index of securities or another instrument, such as a futures contract) with another party on or before a

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

specific date at a specified price (called the strike price). The counterparty is obligated to enter into the transaction if the holder elects to exercise the option. A call option gives the holder the right to purchase the underlying security or instrument from the other party; a put option gives the holder the right to sell the underlying security or instrument to the other party.

Certain funds may enter into options to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing prices of fixed income securities to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner), stock market risk (the risk that stock prices overall will decline over short or extended periods), and foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar). Some funds also may use options, including options on Euro-Bund futures contracts, to obtain or adjust investment exposure to certain assets, asset classes, or foreign currencies.

Option contracts may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Focused	*	*		*	*	*
High Yield	*	*		*	*	*
Equity Income			*		*
Growth & Income			*		*
Growth			*		*
Select Value			*		*
Aggressive Opportunities			*		*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*

Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security that the fund purchases upon exercise will be increased by the premium originally paid. When a fund writes (sells) a call or put option, an amount equal to the premium received by the fund is recorded as a liability, and the value of each option is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the fund purchased upon exercise. Option contract transactions may incur a commission, in addition to the premium paid or received. Options written are reported as a liability in a fund’s Statement of Assets and Liabilities.

Purchased options on Euro-Bund futures are recorded, accounted for and reported in the financial statements very much like futures contracts. There is no premium paid at the time of purchase and they are marked to market daily with variation margin payments received or made by the funds daily based on fluctuation in value and recorded as unrealized gain or loss. At the expiration of the option, the accumulated variation margin received or paid is recorded as realized gain or loss. If the option is exercised, the transaction is recorded as a normal purchase or sale of a futures contract.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

A risk in writing (selling) a call option is that the fund gives up the opportunity for profit if the market price of the security increases to or above the strike price and the option is exercised. A risk in writing (selling) a call option on a futures contract, including a Euro-Bund futures contract, is that the fund may incur a loss if the market value of the underlying futures contract increases and the option is exercised. A risk in writing a put option is that the fund may incur a loss if the market price of the security, or futures contract including a Euro-Bund futures contract, decreases and the option is exercised. A risk in buying an option, including an option on a Euro-Bund futures contract, is that the fund pays a premium whether or not the option is exercised. The use of over-the-counter option contracts may also include counterparty risk, which is the risk that the other party to the contract may not fulfill its obligations.

During the year ended December 31, 2015, the Inflation Focused Fund and High Yield Fund purchased and/or sold put and/or call options.

Written option activity for the year ended December 31, 2015 was as follows:

	Call Options		Put Options		Total
Inflation Focused	Number of Contracts	Premium	Number of Contracts	Premium	Number of Contracts	Premium
Beginning balance as of 12/31/2014	—	$—	—	$—	—	$—

Written	67	22,934	—	—	67	22,934
Closed	(67)	(22,934)	—	—	(67)	(22,934)
Expired	—	—	—	—	—	—

Ending balance as of 12/31/2015	—	$—	—	$—	—	$—

	Call Options		Put Options		Total
High Yield	Notional Amount	Premium	Notional Amount	Premium	Notional Amount	Premium
Beginning balance as of 12/31/2014	$—	$—	$—	$—	$—	$—

Written	—	—	750,000	15,000	750,000	15,000
Closed	—	—	(750,000)	(15,000)	(750,000)	(15,000)
Expired	—	—	—	—	—	—

Ending balance as of 12/31/2015	$—	$—	$—	$—	$—	$—

As of December 31, 2015, the funds had no open written option contracts.

Swap Agreements (“Swaps”)

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap may be negotiated bilaterally and traded over-the-counter between the two parties. Such bilateral swaps are entered into primarily by institutional investors. The swap counterparty is typically a brokerage firm, bank, or other financial institution. Certain over-the-counter swaps may be submitted for central clearing. In addition, certain standardized swaps are subject to mandatory central clearing and certain cleared swaps are subject to mandatory exchange-trading. Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouse serving as central counterparty and, as applicable, may be executed through a swap execution facility. A fund posts initial and variation margin to support its obligations under cleared swaps. Centralized clearing will be required for additional categories of swaps on a phased in basis based on Commodity Futures Trading Commission approval of contracts for central clearing. In a typical “swap” transaction, two parties agree to exchange one or more payments based, for example, on the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, such as specified interest rates, a particular foreign currency, or a “basket” of securities or commodities as represented by a particular index. Swaps can also be based on credit and other events. The gross returns to be exchanged or “swapped” between the parties are generally calculated based on the return on or change in value of a “notional amount”, i.e. the predetermined dollar amount on which the dollar amount of gross returns are calculated.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Swap contract provisions and underlying assets are varied and certain swaps may be customized to the specifications of the swap parties. Total return swaps are contracts in which one party agrees to make periodic payments to another party based on the total return of the assets underlying the contract, which may include a specified security, basket of securities or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced fixed income security in the event of a default or other agreed upon credit related event by the issuer of the debt obligation. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Inflation rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive a fixed rate in exchange for the rate of change of an inflation index with respect to a notional amount of principal.

Certain funds may enter into swaps to manage certain risks (e.g. interest rate risk, which is the risk that interest rates will rise, causing prices of fixed income securities to fall, and credit risk, which is the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaps to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaps may be used by the following funds for the following purposes:

	Manage Risk:			Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Foreign Currency Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*	*
Inflation Focused	*	*	*	*
High Yield	*	*	*	*
Discovery	*	*	*	*
Diversifying Strategies	*	*	*	*

The risks of entering into swaps include the possible lack of liquidity and unfavorable changes in the underlying investments or instruments. The use of swaps also includes counterparty risk, which is the risk that the other party to a swap may not fulfill its obligations. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but it does not eliminate these risks completely. There is also a risk of loss of initial and variation margin deposits in the event of a futures commission merchant or clearinghouse bankruptcy.

In certain types of swap transactions, the risk of loss may be increased because the fund is required to make additional or higher payments to the counterparty futures commission merchant, or clearinghouse as a result of market volatility. Transactions executed on a swap execution facility may increase liquidity, while swaps not traded on exchanges or other organized markets may be considered illiquid.

Swap value changes, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on swaps. A realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of a swap. Net realized and unrealized gains and losses occurring during the holding period of swaps are a component of net realized gain (loss) on swaps and change in net unrealized appreciation (depreciation) on swaps in the Statement of Operations, respectively.

During the year ended December 31, 2015, the Inflation Focused Fund participated in interest rate, inflation linked, and credit default swaps.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

As of December 31, 2015, the Inflation Focused Fund had the following swaps outstanding:

Inflation Focused Fund

Centrally Cleared Interest Rate Swaps
	Rates Exchanged
Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Premium	Net Unrealized Appreciation (Depreciation)
1.04%	3 Month CDOR	05/28/2017	CAD 5,030,000	$—	$(2,108)
1.05%	3 Month CDOR	06/05/2017	CAD 4,680,000	—	(13,257)
1.92%	3 Month BBSW	10/30/2017	AUD 3,430,000	—	12,544
2.00%	3 Month Libor	12/16/2020	USD 100,000	(2,445)	1,078
2.10%	3 Month BBSW	05/29/2017	AUD 6,660,000	—	28,541
2.22%	3 Month BBSW	06/09/2017	AUD 5,880,000	—	17,887
2.40%	6 Month Libor	06/05/2045	GBP 160,000	—	(12,542)
2.63%	3 Month Libor	11/10/2035	USD 570,000	—	(11,664)
2.69%	3 Month Libor	08/06/2045	USD 150,000	—	(4,130)
2.72%	3 Month Libor	11/10/2045	USD 430,000	—	(11,386)
2.75%	3 Month Libor	06/17/2025	USD 1,500,000	(99,730)	21,417
2.75%	3 Month Libor	06/19/2043	USD 1,000,000	117,550	(148,669)
3.25%	3 Month Libor	06/17/2045	USD 1,800,000	(234,161)	(6,436)
3.37%	3 Month BKBM	06/09/2017	NZD 9,220,000	—	(52,567)
3.50%	3 Month Libor	12/18/2043	USD 700,000	25,066	(152,904)
3.50%	3 Month Libor	12/17/2044	USD 2,200,000	(88,530)	(317,047)
3.75%	3 Month Libor	06/18/2044	USD 300,000	(23,448)	(47,134)
3 Month BKBM	4.07%	06/09/2025	NZD 1,075,000	—	21,557
3 Month Libor	1.81%	06/09/2020	USD 12,848,000	—	104,845
6 Month BBSW	3.38%	06/09/2025	AUD 640,000	—	13,356
6 Month BBSW	3.08%	05/29/2025	AUD 1,030,000	—	3,110
6 Month Libor	1.65%	06/05/2020	GBP 1,700,000	—	16,415

				$(305,698)	$(539,094)

Inflation Linked Swaps
	Rates Exchanged
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Premium	Net Unrealized Appreciation/ (Depreciation)
Barclays Bank plc	1.39%	CPI Urban Consumers NSA	07/15/2018	USD 1,070,000	$—	$(9,758)
BNP Paribas SA	1.83%	CPI Urban Consumers NSA	11/29/2016	USD 1,100,000	(245)	(30,263)
BNP Paribas SA	2.25%	CPI Urban Consumers NSA	07/15/2017	USD 5,100,000	6,020	(306,490)
BNP Paribas SA	2.50%	CPI Urban Consumers NSA	07/15/2022	USD 2,900,000	42,218	(357,999)
Citibank NA	1.71%	CPI Urban Consumers NSA	04/15/2019	USD 2,220,000	—	(27,985)
Citibank NA	1.75%	CPI Urban Consumers NSA	04/15/2020	USD 6,425,000	—	(79,253)
Citibank NA	1.89%	CPI Urban Consumers NSA	01/15/2022	USD 3,160,000	—	(54,633)
Citibank NA	1.90%	CPI Urban Consumers NSA	01/15/2020	USD 2,130,000	—	(25,552)
Citibank NA	1.90%	CPI Urban Consumers NSA	07/15/2022	USD 4,230,000	—	(54,063)
Citibank NA	1.92%	CPI Urban Consumers NSA	07/15/2022	USD 5,310,000	—	(79,392)
Citibank NA	1.95%	CPI Urban Consumers NSA	07/15/2020	USD 2,660,000	—	(37,881)
Citibank NA	1.95%	CPI Urban Consumers NSA	07/15/2021	USD 4,750,000	—	(76,127)
Citibank NA	1.96%	CPI Urban Consumers NSA	07/15/2021	USD 3,190,000	—	(61,314)
Citibank NA	1.96%	CPI Urban Consumers NSA	01/15/2023	USD 1,570,000	—	(31,851)
Deutsche Bank AG	1.47%	CPI Urban Consumers NSA	11/21/2016	USD 500,000	—	(9,256)
Deutsche Bank AG	1.73%	CPI Urban Consumers NSA	03/04/2019	USD 375,000	—	(5,145)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Inflation Linked Swaps
	Rates Exchanged
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Premium	Net Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	1.80%	CPI Urban Consumers NSA	01/17/2016	USD 1,200,000	$(440)	$(19,461)
Deutsche Bank AG	1.83%	CPI Urban Consumers NSA	11/29/2016	USD 2,400,000	(706)	(65,858)
Deutsche Bank AG	1.85%	CPI Urban Consumers NSA	11/29/2016	USD 3,600,000	—	(102,074)
Deutsche Bank AG	1.86%	CPI Urban Consumers NSA	11/05/2016	USD 2,000,000	—	(57,056)
Deutsche Bank AG	1.93%	CPI Urban Consumers NSA	02/10/2017	USD 2,900,000	—	(83,218)
Deutsche Bank AG	2.17%	CPI Urban Consumers NSA	11/01/2018	USD 1,300,000	—	(64,900)
Deutsche Bank AG	2.50%	CPI Urban Consumers NSA	07/15/2022	USD 500,000	3,650	(58,095)
Goldman Sachs Bank USA	1.73%	CPI Urban Consumers NSA	04/15/2016	USD 4,100,000	(8,702)	(91,959)
Goldman Sachs Bank USA	2.21%	CPI Urban Consumers NSA	10/11/2018	USD 5,200,000	—	(268,135)
Royal Bank of Scotland plc	1.93%	CPI Urban Consumers NSA	10/31/2016	USD 5,300,000	—	(162,725)
Royal Bank of Scotland plc	1.94%	CPI Urban Consumers NSA	10/23/2016	USD 1,100,000	(3,245)	(30,531)
Royal Bank of Scotland plc	1.55%	CPI Urban Consumers NSA	11/05/2016	USD 7,500,000	—	(150,608)
Royal Bank of Scotland plc	2.25%	CPI Urban Consumers NSA	07/15/2017	USD 4,200,000	2,313	(249,759)

					$40,863	$(2,651,341)

Credit Default Swaps

Referenced Obligation	Swap Counterparty	Buy/Sell Protection	Fund Pays Fixed Rate	Fund Receives Fixed Rate	Termination Date	Notional Amount	Premium	Net Unrealized Appreciation/ (Depreciation)
Credit Default on Corporate and Government Issues
Advanced Micro Devices, Inc.	Citibank NA	Buy	5.00%	—	03/20/2019	USD 85,000	$5,737	$13,152
Sprint Communications, Inc.	Citibank NA	Buy	5.00%	—	06/20/2019	USD 140,000	(6,934)	17,559
Sprint Communications, Inc.	Citibank NA	Buy	5.00%	—	06/20/2019	USD 160,000	(8,211)	20,066

							$(9,408)	$50,777

Credit Default on Indices
CMBX.NA.BBB. Series 6 Index	Citibank NA	Sell	—	3.00%	05/11/2063	USD 265,000	$2,330	$(10,497)

Swap Options (“Swaptions”)

A swaption is a contract that gives the holder the right (but not the obligation), in return for the payment of a premium, to enter into a new swap agreement, or shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Certain funds may enter into swaptions to manage certain risks (e.g., interest rate risk, which is the risk that interest rates will rise, causing bond prices to fall, and credit risk, which is the risk that the issuer of a debt instrument will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaptions to obtain or adjust investment exposure to certain assets or asset classes.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Swaptions may be used by the following funds for the following purposes:

	Manage Risk:		Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*
Inflation Focused	*	*	*
High Yield	*	*	*
Discovery	*	*	*
Diversifying Strategies	*	*	*

When a fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swaption, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement (i.e., the fund may be required to enter into a new swap agreement, or to shorten, extend, cancel, or otherwise modify an existing swap agreement, even when there has been an unfavorable change in the value of the underlying swap). The use of swaptions includes counterparty risk, which is the risk that the other party to a swaption may not fulfill its obligations.

When a fund writes a call or put swaption, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the swaption written. These liabilities are reflected as written options at value on the Statement of Assets and Liabilities. Certain swaptions may be written with premiums to be determined on a future date. Premiums received from writing swaptions that expire are treated as realized gains. Premiums received from writing swaptions that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap to determine the realized gain or loss.

Funds may also purchase put and call swaptions. Purchasing put or call swaptions tends to increase the fund’s potential opportunity to benefit from favorable market value changes in the underlying swap without obligating the fund to participate in unfavorable market changes that may occur. The fund pays a premium that is included on the fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for purchasing swaptions that expire are treated as realized losses. Certain swaptions may be purchased with premiums to be determined on a future date. The premiums for these swaptions are based upon implied volatility parameters at specified terms. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the swaption. When a fund exercises a put swaption, it will realize a gain or loss from the underlying swap and the proceeds will be decreased by the premium originally paid. When a fund exercises a call swaption, the cost of the swap that the fund purchases upon exercise will be increased by the premium originally paid. Swaptions written are reported as a liability in a fund’s Statement of Assets and Liabilities. Gains and losses are reported in a fund’s Statement of Operations.

During the year ended December 31, 2015, the Inflation Focused Fund participated in interest rate swaptions.

Written swaption activity for the year ended December 31, 2015 was as follows:

	Call Swaptions		Put Swaptions		Total
Inflation Focused	Notional Amount	Premium	Notional Amount	Premium	Notional Amount	Premium
Beginning balance as of 12/31/2014	$15,300,000	$125,340	$16,800,000	$327,280	$32,100,000	$452,620

Written	13,700,000	114,220	—	—	13,700,000	114,220
Closed	(22,100,000)	(130,780)	—	—	(22,100,000)	(130,780)
Expired	(6,900,000)	(108,780)	(8,400,000)	(47,280)	(15,300,000)	(156,060)

Ending balance as of 12/31/2015	$—	$—	$8,400,000	$280,000	$8,400,000	$280,000

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

As of December 31, 2015, the Inflation Focused Fund had open written swaption contracts outstanding:

Inflation Focused Fund

Exchange	Counterparty	Contract	Notional Amount	Strike Rate	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
OTC	Morgan Stanley Capital Services LLC	Put—Interest Rate Swaption	$8,400,000	2.50%	12/11/2017	$142,713

Derivative Risk Exposure

FASB ASC 815 “Disclosure about Derivative Instruments and Hedging Activities” (“ASC 815”) requires enhanced disclosures about the funds’ derivatives and hedging activities. The following tables reflect the value of the funds’ derivative contracts by certain risk exposure types (primary risks to which a fund is exposed as a result of holding the derivative contract) as of December 31, 2015. Note that the risk exposure listed below is not indicative of the intended purpose of the related derivative (e.g., managing risk or obtaining or adjusting investment exposure, as discussed elsewhere in this report).

	Asset Derivatives			Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Value		Statement of Assets and Liabilities Location	Value
Low Duration Bond Fund
Interest rate	Receivable for variation margin on futures contracts	$25,610	*	Payable for variation margin on futures contracts	$30,602	*
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	14,190		Unrealized depreciation on forward foreign currency exchange contracts	37

Total		$39,800			$30,639

Inflation Focused Fund
Interest rate	Investments in Securities, at value—purchased options, receivable for variation margin on futures contracts and swap agreements, at value(a)	$520,023	*	Swap agreements, at value, payable for variation margin on futures contracts and written options, at value(a)	$3,633,646	*
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	25,644		Unrealized depreciation on forward foreign currency exchange contracts	34,155
Credit	Swap agreements, at value	41,369		Swap agreements, at value	8,167

Total		$587,036			$3,675,968

High Yield Fund
Interest rate	Receivable for variation margin on futures contracts	$91,047	*	Payable for variation margin on futures contracts	$—
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	112,378		Unrealized depreciation on forward foreign currency exchange contracts	482,946

Total		$203,425			$482,946

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

	Asset Derivatives			Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Value		Statement of Assets and Liabilities Location	Value
Equity Income Fund
Stock market	Receivable for variation margin on futures contracts	$30,707	*	Payable for variation margin on futures contracts	$—

Total		$30,707			$—

Aggressive Opportunities Fund
Stock market	Receivable for variation margin on futures contracts	$—		Payable for variation margin on futures contracts	$4,472	*

Total		$—			$4,472

Discovery Fund
Stock market	Receivable for variation margin on futures contracts	$—		Payable for variation margin on futures contracts	$277,777	*

Total		$—			$277,777

Diversifying Strategies Fund
Interest rate	Receivable for variation margin on futures contracts	$11,569	*	Payable for variation margin on futures contracts	$2,358	*
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	—		Unrealized depreciation on forward foreign currency exchange contracts	29,092
Stock market	Receivable for variation margin on futures contracts	—		Payable for variation margin on futures contracts	315,167	*

Total		$11,569			$346,617

500 Stock Index Fund
Stock market	Receivable for variation margin on futures contracts	$28,508	*	Payable for variation margin on futures contracts	$—

Total		$28,508			$—

Broad Market Index Fund
Stock market	Receivable for variation margin on futures contracts	$7,338	*	Payable for variation margin on futures contracts	$3,691	*

Total		$7,338			$3,691

Mid/Small Company Index Fund
Stock market	Receivable for variation margin on futures contracts	$—		Payable for variation margin on futures contracts	$39,049	*

Total		$—			$39,049

Overseas Equity Index Fund
Stock market	Receivable for variation margin on futures contracts	$—		Payable for variation margin on futures contracts	$39,364	*

Total		$—			$39,364

(a)	Swaps contracts are included in the table at value, with the exception of centrally cleared swaps which are included in the table at unrealized appreciation (depreciation). Only the current day’s variation margin is reported within the asset and liability sections of the Statement of Assets and Liabilities for the centrally cleared swaps.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Notes to Financial Statements. Only the current day’s variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

The following tables reflect the funds’ gains (losses) related to derivative activities by certain risk exposure types (primary risks to which a fund is exposed as a result of holding the derivative contract) for the year ended December 31, 2015, in accordance with ASC 815. These gains (losses) are included in net realized gain (loss) or net change in unrealized appreciation (depreciation) in the Statements of Operations. Note that the risk exposure listed below are not indicative of the intended purpose of the related derivative (e.g., managing risk or obtaining or adjusting investment exposure, as discussed elsewhere in this report).

Low Duration Bond Fund[1]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—		$17,117	$—	$—	$17,117
Foreign currency	—		—	49,290	—	49,290

Total	$—		$17,117	$49,290	$—	$66,407

Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—		$17,991	$—	$—	$17,991
Foreign currency	—		—	7,548	—	7,548

Total	$—		$17,991	$7,548	$—	$25,539

Inflation Focused Fund[2]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$(344,316	)**	$123,103	$—	$(34,264)	$(255,477)
Foreign currency	—		—	132,521	—	132,521
Credit	—		—	—	13,079	13,079

Total	$(344,316	)**	$123,103	$132,521	$(21,185)	$(109,877)

Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$85,104	**	$709,957	$—	$(725,208)	$69,853
Foreign currency	—		—	(8,511)	—	(8,511)
Credit	—		—	—	40,279	40,279

Total	$85,104	**	$709,957	$(8,511)	$(684,929)	$101,621

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

High Yield Fund [3]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$15,000	**	$(94,144)	$—	$—	$(79,144)
Foreign currency	—		—	1,947,267	—	1,947,267

Total	$15,000	**	$(94,144)	$1,947,267	$—	$1,868,123

Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—		$174,656	$—	$—	$174,656
Foreign currency	—		—	(764,850)	—	(764,850)

Total	$—		$174,656	$(764,850)	$—	$(590,194)

Equity Income Fund [4]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—		$(49,680)	$—	$—	$(49,680)
Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—		$30,707	$—	$—	$30,707

Aggressive Opportunities Fund [5]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—		$(95,266)	$—	$—	$(95,266)
Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—		$(4,472)	$—	$—	$(4,472)

Discovery Fund [6]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—		$10,178	$—	$—	$10,178
Stock market	—		(6,095,575)	—	—	(6,095,575)

Total	$—		$(6,085,397)	$—	$—	$(6,085,397)

Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—		$7,257	$—	$—	$7,257
Stock market	—		(4,575,676)	—	—	(4,575,676)

Total	$—		$(4,568,419)	$—	$—	$(4,568,419)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Diversifying Strategies Fund[7]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—	$(16,276)	$—	$—	$(16,276)
Foreign currency	—	—	427,661	—	427,661
Stock market	—	(445,550)	—	—	(445,550)

Total	$—	$(461,826)	$427,661	$—	$(34,165)

Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—	$35,118	$—	$—	$35,118
Foreign currency	—	—	(97,988)	—	(97,988)
Stock market	—	(10,858,716)	—	—	(10,858,716)

Total	$—	$(10,823,598)	$(97,988)	$—	$(10,921,586)

500 Stock Index Fund[8]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$358,678	$—	$—	$358,678
Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$(133,928)	$—	$—	$(133,928)

Broad Market Index Fund[9]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$276,312	$—	$—	$276,312
Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$(166,340)	$—	$—	$(166,340)

Mid/Small Company Index Fund[10]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$(215,837)	$—	$—	$(215,837)
Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$(21,208)	$—	$—	$(21,208)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Overseas Equity Index Fund[11]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$(47,878)	$—	$—	$(47,878)
Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$(22,295)	$—	$—	$(22,295)

**	The realized gain (loss) and unrealized appreciation (depreciation) for purchased options is reported in the Statements of Operations within realized gains (losses) on investments and net change in unrealized appreciation (depreciation) on investments.

(1)	The Low Duration Bond Fund used futures to manage interest rate risk inherent in its fixed income securities and to obtain or adjust investment exposure based on the subadvisers’ views on interest rates and yield curves. The fund used forward currency contracts to manage foreign currency risk inherent in its foreign fixed income holdings and to obtain or adjust investment exposure to foreign currencies.

(2)	The Inflation Focused Fund used futures, options (including swaptions), and swaps to manage interest rate or credit risk inherent in its fixed income securities. The fund used futures, options (including swaptions), and swaps to obtain or adjust investment exposure to segments of the fixed income market. The fund used forward currency contracts to obtain or adjust investment exposure to foreign currencies.

(3)	The High Yield Fund used futures to manage interest rate risk inherent in its fixed income securities and to obtain or adjust investment exposure based on the subadvisers’ views on interest rates and yield curves. The fund used forward currency contracts to manage foreign currency risk inherent in its foreign fixed income holdings.

(4)	The Equity Income Fund used futures to obtain or adjust investment exposure to U.S. common stocks.

(5)	The Aggressive Opportunities Fund used futures to obtain or adjust investment exposure to U.S. common stocks.

(6)	The Discovery Fund used Russell 2000 Index futures to obtain or adjust investment exposure to U.S. common stocks and used bond futures to manage interest rate risk inherent in its fixed income securities and to seek to obtain or adjust investment exposure based on anticipated changes in interest rates.

(7)	The Diversifying Strategies Fund used forward currency contracts to manage foreign currency risk. The fund used equity futures to obtain or adjust investment exposure to stocks. The fund used fixed income futures to manage interest rate risk.

(8)	The 500 Stock Index Fund used futures to obtain or adjust investment exposure to stocks when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

(9)	The Broad Market Index Fund used futures to obtain or adjust investment exposure to equity issues when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

(10)	The Mid/Small Company Index Fund used futures to obtain or adjust investment exposure to equity issues when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

(11)	The Overseas Equity Index Fund used futures to obtain or adjust investment exposure to foreign equity securities, when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

Low Duration Bond Fund

			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$25,610	$(30,602)	$—	$4,992	$—
Forward Currency Contracts	14,190	(37)	—	—	14,153

Total derivatives subject to a master netting arrangement or similar arrangement	14,190	(37)	—	—	14,153
Total derivatives not subject to a master netting arrangement or similar arrangement	25,610	(30,602)	—	4,992	—

Total derivatives	$39,800	$(30,639)	$—	$4,992	$14,153

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $46,376.

Inflation Focused Fund

			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$81,569	$(106,037)	$—	$24,468	$—
Forward Currency Contracts	25,644	(34,155)	—	—	(8,511)
Written Options	—	(137,287)	—	—	(137,287)
Swap agreements	41,369	(2,618,645)	—	630,000	(1,947,276)

Total derivatives subject to a master netting arrangement or similar arrangement	67,013	(2,790,087)	—	630,000	(2,093,074)
Total derivatives not subject to a master netting arrangement or similar arrangement	81,569	(106,037)	—	24,468	—

Total derivatives	$148,582	$(2,896,124)	$—	$654,468	$(2,093,074)

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $237,477.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

High Yield Fund

			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$91,047	$—	$—	$—	$91,047
Forward Currency Contracts	112,378	(482,946)	—	—	(370,568)

Total derivatives subject to a master netting arrangement or similar arrangement	112,378	(482,946)	—	—	(370,568)
Total derivatives not subject to a master netting arrangement or similar arrangement	91,047	—	—	—	91,047

Total derivatives	$203,425	$(482,946)	$—	$—	$(279,521)

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty, if any.

Equity Income

			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$30,707	$—	$—	$—	$30,707

Total derivatives not subject to a master netting arrangement or similar arrangement	30,707	—	—	—	30,707

Total derivatives	$30,707	$—	$—	$—	$30,707

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty, if any.

Aggressive Opportunities Fund

			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$—	$(4,472)	$—	$—	$(4,472)

Total derivatives not subject to a master netting arrangement or similar arrangement	—	(4,472)	—	—	(4,472)

Total derivatives	$—	$(4,472)	$—	$—	$(4,472)

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty, if any.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Discovery Fund

			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$—	$(277,777)	$—	$277,777	$—

Total derivatives not subject to a master netting arrangement or similar arrangement	—	(277,777)	—	277,777	—

Total derivatives	$—	$(277,777)	$—	$277,777	$—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $12,794,562.

Diversifying Strategies Fund

			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$11,569	$(317,525)	$—	$305,956	$—
Forward Currency Contracts	—	(29,092)	—	—	(29,092)

Total derivatives subject to a master netting arrangement or similar arrangement	—	(29,092)	—	—	(29,092)
Total derivatives not subject to a master netting arrangement or similar arrangement	11,569	(317,525)	—	305,956	—

Total derivatives	$11,569	$(346,617)	$—	$305,956	$(29,092)

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $16,044,309.

500 Stock Index Fund

			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$28,508	$—	$—	$—	$28,508

Total derivatives not subject to a master netting arrangement or similar arrangement	28,508	—	—	—	28,508

Total derivatives	$28,508	$—	$—	$—	$28,508

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty, if any.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Broad Market Index Fund

			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$7,338	$(3,691)	$—	$—	$3,647

Total derivatives not subject to a master netting arrangement or similar arrangement	7,338	(3,691)	—	—	3,647

Total derivatives	$7,338	$(3,691)	$—	$—	$3,647

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty, if any.

Mid Small Company Index Fund

			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$—	$(39,049)	$—	$39,049	$—

Total derivatives not subject to a master netting arrangement or similar arrangement	—	(39,049)	—	39,049	—

Total derivatives	$—	$(39,049)	$—	$39,049	$—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $615,277.

Overseas Equity Index Fund

			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Collateral Pledged(a)	Net Amount
Futures Contracts	$—	$(39,364)	$—	$39,364	$—

Total derivatives not subject to a master netting arrangement or similar arrangement	—	(39,364)	—	39,364	—

Total derivatives	$—	$(39,364)	$—	$39,364	$—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $265,182.

5.	Agreements and Other Transactions with Affiliates

VIA, a wholly owned subsidiary of ICMA Retirement Corporation (“ICMA-RC”), provides investment advisory services to each of the funds. Pursuant to Master Advisory Agreements, VIA is entitled to receive 0.10% of the average

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

daily net assets of each Actively Managed Fund (other than the High Yield Fund) and each Milestone Fund and 0.05% of the average daily net assets of the Index Funds. VIA is entitled to receive 0.10% on the first $500 million of net assets, 0.09% on the next $500 million of net assets, and 0.08% on net assets over $1 billion for each Model Portfolio Fund. Pursuant to the Master Advisory Agreement, VIA is entitled to receive 0.28% of the average daily net assets of the High Yield Fund. From May 1, 2015 through April 30, 2016, VIA contractually agreed to waive a portion of its fee for the High Yield Fund. For the year ended December 31, 2015, the amount of this waiver was $199,208, for these services, VIA earned $24,494,651, in the aggregate for the year ended December 31, 2015.

Vantagepoint Transfer Agents, LLC (“VTA”), a wholly owned subsidiary of ICMA-RC, is the funds’ designated transfer agent and provides certain transfer agency and administrative shareholder support services for the funds and the share classes thereof related to the retirement plans and other investors investing in the funds. Pursuant to a Transfer Agency and Administrative Services Agreement with the Company, VTA is entitled to receive a fee for fund services. VTA receives 0.35% of the average daily net assets for the Investor Shares of the Actively Managed Funds, 0.10% of the average daily net assets for the T Shares of the Actively Managed Funds, 0.30% of the average daily net assets of Class I shares of the Index Funds, 0.10% of the average daily net assets of the Class II and T Shares of the Index Funds, and 0.25% of the average daily net assets for the Investor M Shares of the Model Portfolio and Milestone Funds. VTA has contractually agreed to waive 0.05% of its 0.10% fee on T Shares of the Index Funds through April 30, 2016. For these services, VTA earned $19,028,231, in the aggregate for the year ended December 31, 2015.

VIA and the Company contract with one or more subadvisers (“Subadviser” or “Subadvisers”) for the day-to-day management of each of the funds other than the Model Portfolio Funds and Milestone Funds. Each Subadviser is paid a fee by the funds during the year based on average net assets under management. The fee structure for many of the Subadvisers provides for a range of fees so that as average net assets under management increases the rate of fee paid to the Subadviser decreases. Other Subadvisers charge one fee no matter what amount of assets they have under management. Additional information about each Subadviser’s fee is presented in the Company’s prospectus and statement of additional information. Fees paid by each fund to Subadvisers for the year ended December 31, 2015 are presented in the “Additional Information” section of these Notes. The Subadvisers’ fees for the year ended December 31, 2015 are shown here as an annual percentage of average net assets under management.

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)
Low Duration Bond	Payden & Rygel	0.09%
	Schroder Investment Management North America Inc.	0.17%

Inflation Focused	AllianceBernstein L.P. (1)	0.19%
	Pacific Investment Management Company, LLC	0.20%
	BlackRock Financial Management, Inc.	0.11%

High Yield	Oaktree Capital Management, L.P.	0.50%
	Western Asset Management Company (2)	0.20%

Equity Income	T. Rowe Price Associates, Inc. (3)	0.30%
	Southeastern Asset Management, Inc.	0.52%
	SSGA Funds Management, Inc.	0.03%
	Wellington Management Company LLP	0.25%

Growth & Income	Fiduciary Management, Inc.	0.29%
	T. Rowe Price Associates, Inc.	0.36%
	Wellington Management Company LLP	0.25%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)
Growth	Atlanta Capital Management Company, LLC (4)	0.30%
	Columbus Circle Investors (4)	0.32%
	Fred Alger Management, Inc. (4)	0.33%
	T. Rowe Price Associates, Inc. (3)(4)	0.36%
	Victory Capital Management, Inc. (4)	0.25%
	Westfield Capital Management Company, L.P.	0.32%

Select Value	Artisan Partners Limited Partnership	0.55%
	Systematic Financial Management, L.P.	0.23%
	WEDGE Capital Management LLP	0.50%

Aggressive Opportunities	Southeastern Asset Management, Inc.	0.58%
	SSGA Funds Management, Inc.	0.03%
	TimesSquare Capital Management, LLC	0.50%
	Wells Capital Management Inc.	0.43%

Discovery	Payden & Rygel	0.15%
	Wellington Management Company LLP (5)	0.65%

International	Artisan Partners Limited Partnership	0.64%
	GlobeFlex Capital, LP	0.40%
	Mondrian Investment Partners Limited	0.43%
	Walter Scott & Partners Limited	0.50%

Diversifying Strategies	Oaktree Capital Management, L.P.	0.50%
	Payden & Rygel (Low Duration)	0.10%
	Payden & Rygel (Enhanced Equity)	0.14%
	Shenkman Capital Management, Inc.	0.38%
	SSGA Funds Management, Inc.	0.07%

Core Bond Index	Mellon Capital Management Corporation	0.01%

500 Stock Index	Mellon Capital Management Corporation	0.01%

Broad Market Index	Mellon Capital Management Corporation	0.01%

Mid/Small Company Index	Mellon Capital Management Corporation	0.01%

Overseas Equity Index	Mellon Capital Management Corporation	0.04%

(1)	Effective May 1, 2015, AllianceBernstein L.P. became a subadviser to the Inflation Focused Fund.

(2)	Western Asset Management Company Limited (“Western Limited”) serves as a sub-subadviser to the portion of the High Yield Fund managed by Western Asset Management Company (“Western”). The fee paid to Western Limited under the sub-subadvisory agreement between Western and Western Limited is paid by Western and not by the High Yield Fund.

(3)	Effective October 5, 2015, the fee schedule charged by T. Rowe Price Associates, Inc. to the Growth & Income Fund and Growth Fund was amended. The percentage shown above for each fund represents a blended rate of the applicable fund’s previous fee schedule and the current fee schedule.

(4)	Effective June 19, 2015, the fee schedules charged by Columbus Circle Investors and Victory Capital Management Inc. were amended and the percentage shown above represents a blended rate of the previous fee schedule and the current fee schedule. Victory Capital Management, Inc. ceased serving as a subadviser on October 2, 2015. Effective July 2, 2015, Atlanta Capital Management Company LLC ceased serving as a subadviser to the Growth Fund. Fred Alger Management, Inc. and T. Rowe Price Associates, Inc. began serving as subadvisers on October 5, 2015.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

(5)	Effective September 18, 2015, the fee schedule charged by Wellington Management Company LLP to the Discovery Fund was amended and the percentage shown above represents a blended rate of the previous fee schedule and the current fee schedule.

Expenses

The Model Portfolio Funds and Milestone Funds incur fees and expenses indirectly as shareholders in their respective underlying funds. Because the underlying funds have varied expense and fee levels and the Model Portfolio and Milestone Funds may own different proportions of such funds at different times, the amount of fees and expenses indirectly incurred by the Model Portfolio and Milestone Funds will vary.

Fee Waivers

VIA will waive its management fee or reimburse expenses to the extent necessary as a result of any increase in subadvisory fees payable by the Growth Fund that would cause the aggregate management and subadvisory fees of the Growth Fund to exceed 0.54% as a result of subadvisory changes. This commitment will continue until such time as shareholders approve an increase in this limit. For the year ended December 31, 2015, no waiver or reimbursement was required.

From September 10, 2012 through April 30, 2016, VIA contractually agreed to waive fees or reimburse expenses (other than the extraordinary expenses) of the Milestone 2050 Fund to limit the fund’s total annual operating expenses to 0.85% for the TM Shares and 1.10% for the Investor M Shares. For the year ended December 31, 2015, no waiver or reimbursement was made.

From May 1, 2015 through April 30, 2016, VIA has contractually agreed to waive a portion of its advisory fee (0.08% of daily net assets) for the High Yield Fund. For the year ended December 31, 2015, the amount of this waiver was $199,208.

For the Index Funds, VTA has contractually agreed to waive a portion of its fees (0.05% of daily net assets) of the T Shares beginning March 1, 2013 through April 30, 2016. For the year ended December 31, 2015, the amount of this waiver for the Core Bond Index Fund was $831,121, 500 Stock Index Fund was $409,344, Broad Market Index Fund was $421,549, Mid/Small Company Index Fund was $349,026, and Overseas Equity Index Fund was $157,545.

T. Rowe Price Associates, Inc. (“T. Rowe Price”) voluntarily waives a portion of its aggregate subadvisory fees for the Growth & Income, Equity Income and Growth Funds. These voluntary fee waivers were first implemented for the Growth & Income and Equity Income Funds on May 1, 2003 and the Growth Fund on October 5, 2015. The fee for each fund managed by T. Rowe Price is voluntarily reduced by the following percentages, which are determined based on the total amount of assets managed by T. Rowe Price for the Company: a 2.5% waiver on the first $500 million in total assets provided the total amount of assets managed by T. Rowe Price is between $250 and $500 million and a 5% waiver on total assets above $500 million. For the year ended December 31, 2015, the fee waiver for Equity Income Fund totaled $88,813, the fee waiver for Growth & Income Fund totaled $64,914, and the fee waiver for Growth Fund totaled $17,506.

Columbus Circle Investors voluntarily agreed to waive a portion of its subadvisory fee for the Growth Fund and charge the following fees from May 1, 2015 to June 19, 2015: first $300,000,000 at 0.35%, next $200,000,000 at 0.30% and over $500,000,000 at 0.15%. For the year ended December 31, 2015, the fee waiver totaled $22,031.

Victory Capital Management Inc. voluntarily agreed to waive a portion of its subadvisory fee for the Growth Fund and charge the following fees from May 1, 2015 to June 19, 2015: first $100,000,000 at 0.29%, next $100,000,000 at 0.25% and over $200,000,000 at 0.15%. For the year ended December 31, 2015, the fee waiver totaled $53,401.

Systematic Financial Management, LP voluntarily agreed to waive a portion of its subadvisory fee for the Select Value Fund and charge a flat fee of 0.15% on all assets starting on May 1, 2015. For the year ended December 31, 2015, the fee waiver totaled $243,289.

Wellington Management Company, LLP voluntarily agreed to waive a portion of its subadvisory fee for the Discovery Fund by waiving 0.10% on all assets starting on September 18, 2015. For the year ended December 31, 2015, the fee waiver totaled $46,659.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

6.	Investment Portfolio Transactions

Purchases and sales of investments, exclusive of short-term securities, for each fund for the year ended December 31, 2015 were as follows:

	U.S. Government Obligations		Other Securities
Fund	Purchases at Cost	Sales Proceeds	Purchases at Cost	Sales Proceeds
Low Duration Bond	$204,031,543	$258,934,757	$254,177,244	$203,315,409
Inflation Focused	330,513,384	362,388,516	77,614,922	37,934,385
High Yield	6,699,300	6,701,253	229,570,427	190,480,819
Equity Income	—	—	782,114,622	844,437,230
Growth & Income	—	—	508,870,144	446,118,423
Growth	—	—	2,235,593,985	2,415,016,896
Select Value	—	—	231,071,674	250,282,198
Aggressive Opportunities	—	—	586,919,025	663,775,646
Discovery	200,369,413	166,535,160	349,302,072	162,888,771
International	—	—	914,908,872	675,583,139
Diversifying Strategies	310,647,591	334,659,556	501,152,438	619,983,472
Core Bond Index	577,211,226	539,727,789	1,601,957,455	1,574,165,631
500 Stock Index	—	—	106,906,951	31,088,005
Broad Market Index	—	—	73,090,756	32,626,102
Mid/Small Company Index	—	—	165,149,899	173,234,396
Overseas Equity Index	—	—	183,704,941	45,309,154
Model Portfolio Conservative Growth	—	—	63,330,017	87,576,058
Model Portfolio Traditional Growth	—	—	207,489,717	159,901,721
Model Portfolio Long-Term Growth	—	—	298,962,613	215,921,230
Model Portfolio Global Equity Growth	—	—	332,059,860	302,111,446
Milestone Retirement Income	—	—	38,068,062	44,290,497
Milestone 2010	—	—	36,345,581	48,262,089
Milestone 2015	—	—	82,476,759	88,668,177
Milestone 2020	—	—	166,237,878	86,292,862
Milestone 2025	—	—	164,501,374	66,620,698
Milestone 2030	—	—	157,435,093	63,992,050
Milestone 2035	—	—	111,854,540	44,542,109
Milestone 2040	—	—	106,201,528	44,437,687
Milestone 2045	—	—	64,367,256	17,248,212
Milestone 2050	—	—	38,521,396	8,917,892

7.	Portfolio Securities Loaned

Certain funds lend securities to approved borrowers to seek to earn additional income. As of December 31, 2015 certain funds had loaned securities, which were collateralized by cash or other forms of collateral at least equal to the market value of the securities loaned as provided for in the Company’s Securities Lending Agency Agreement with JPMorgan Chase Bank, N.A. The funds receive dividends and interest on the loaned securities and a portion of interest earned on reinvested collateral. All securities loaned are marked to market daily in U.S. dollars and collateral is received and released accordingly on the following day to achieve the required collateralization for the previous day’s market value. The fund may terminate a loan at any time and generally expects to receive the securities loaned within the normal settlement period for the security involved. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The fund may not retain voting rights on securities while they are on loan. Voting rights on the loaned securities may pass to the borrower. The funds, however, are entitled to terminate or recall the loans to vote proxies or otherwise obtain rights to vote or consent with respect to a material event.

The funds will be indemnified by the custodian for securities lending programs conducted through the custodian if, at the time of a default by a borrower, some or all of the loaned securities have not been returned by the borrower. The

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

custodian, as soon as practicable after the time of default, shall deposit in the funds’ accounts securities of the same number, issue, type, class and series of the unreturned loaned securities. If the custodian is unable to purchase replacement securities, it will credit to the funds’ accounts an amount equal to the market value of the unreturned loaned securities. For purposes of calculating the amount of credit to a fund’s account, the market value of U.S. securities will be determined as of the date on which the custodian posts the credit to the fund and the market value of the U.S. securities may be more or less than it was on the date the securities were due to be returned to the fund.

For non-U.S. securities, the market value of the securities to be credited to a fund is determined as of the date the securities were due to be returned to the fund.

The market value of the securities on loan and the value of the related collateral as of December 31, 2015, were as follows:

Fund	Securities on Loan	Collateral	Collateralization
Low Duration Bond	$4,059,190	$4,149,318	102%
Inflation Focused	691,742	704,578	102%
High Yield	19,233,448	19,648,788	102%
Equity Income	146,423,024	150,511,962	103%
Growth & Income	17,243,621	17,513,845	102%
Growth	28,921,818	29,832,613	103%
Select Value	5,715,488	5,866,805	103%
Aggressive Opportunities	85,532,866	88,031,776	103%
Discovery	30,073,582	31,438,848	105%
International	47,506,653	49,904,544	105%
Core Bond Index	21,323,723	21,733,982	102%
500 Stock Index	11,467,950	11,819,064	103%
Broad Market Index	27,944,055	28,972,395	104%
Mid/Small Company Index	74,175,324	77,120,904	104%
Overseas Equity Index	9,602,943	10,114,842	105%

Securities Lending Transactions Accounted for as Secured Borrowings

The following table presents the liabilities under the outstanding securities lending transactions of the funds as of December 31, 2015, in accordance with guidance presented in FASB ASU 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). As the securities loans are subject to termination by the funds or the borrower at any time, the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous.

The securities lending transactions are governed by Securities Lending Agency Agreements with the applicable counterparties, which are not considered to be master netting arrangements. As a result, the liabilities associated with the securities lending transactions are not disclosed in Note 3 of the Notes to Financial Statements.

Vantagepoint Fund	Common Stock	Rights	Corporate Obligations	Government Related Obligations	US Treasury Obligations	Total Borrowings
Low Duration Bond	$—	$—	$4,059,190	$—	$—	$4,059,190
Inflation Focused	—	—	691,742	—	—	691,742
High Yield	—	—	19,233,448	—	—	19,233,448
Equity Income	146,423,024	—	—	—	—	146,423,024
Growth & Income	17,243,621	—	—	—	—	17,243,621
Growth	28,921,818	—	—	—	—	28,921,818
Select Value	5,715,488	—	—	—	—	5,715,488
Aggressive Opportunities	85,532,866	—	—	—	—	85,532,866
Discovery	28,420,954	—	1,168,624	484,004	—	30,073,582
International	47,506,653	—	—	—	—	47,506,653

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Vantagepoint Fund	Common Stock	Rights	Corporate Obligations	Government Related Obligations	US Treasury Obligations	Total Borrowings
Core Bond Index	$—	$—	$8,063,338	$5,093,303	$8,167,082	$21,323,723
500 Stock Index	11,467,950	—	—	—	—	11,467,950
Broad Market Index	27,944,055	—	—	—	—	27,944,055
Mid/Small Company Index	74,175,324	—	—	—	—	74,175,324
Overseas Equity Index	9,585,395	17,548	—	—	—	9,602,943

Note: Disaggregation reflects the securities on loan, not the invested collateral.

Ratio of market value on loan in each category is applied to the amount of the liability for securities lending collateral.

8.	Transactions with Affiliated Funds

As of December 31, 2015, the Model Portfolio Funds and Milestone Funds held investments in a number of the other Vantagepoint Funds. The figures presented below represent the percentages of shares outstanding in each of the underlying Vantagepoint Funds owned by the Model Portfolio and Milestone Funds as of December 31, 2015:

Vantagepoint Fund	Model Portfolio Conservative Growth	Model Portfolio Traditional Growth	Model Portfolio Long-Term Growth	Model Portfolio Global Equity Growth	Milestone Retirement Income
Low Duration Bond	21.21%	19.99%	0.00%	0.00%	10.26%
Inflation Focused	8.94%	10.85%	0.00%	0.00%	6.35%
High Yield	16.21%	21.65%	17.40%	0.00%	4.82%
Equity Income	2.20%	8.86%	15.42%	4.84%	1.12%
Growth & Income	2.48%	12.14%	18.56%	5.99%	1.44%
Growth	1.32%	6.93%	10.57%	4.81%	0.38%
Select Value	3.85%	18.11%	35.96%	17.08%	0.27%
Aggressive Opportunities	0.86%	5.01%	10.68%	6.93%	0.11%
Discovery	1.71%	6.85%	11.47%	6.25%	0.22%
International	2.28%	10.62%	20.23%	15.25%	1.23%
Diversifying Strategies	4.58%	17.50%	25.03%	0.00%	2.16%
Core Bond Index	5.85%	15.43%	15.01%	0.00%	3.75%
Mid/Small Company Index	0.00%	0.00%	0.00%	0.00%	1.25%
Overseas Equity Index	0.00%	0.00%	0.00%	30.69%	0.00%

Vantagepoint Fund	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025	Milestone 2030
Low Duration Bond	6.37%	11.50%	12.09%	6.96%	3.27%
Inflation Focused	5.36%	7.61%	6.93%	3.04%	0.82%
High Yield	4.46%	7.17%	9.37%	7.95%	5.75%
Equity Income	1.09%	2.55%	4.41%	4.70%	4.57%
Growth & Income	1.19%	2.83%	4.68%	4.61%	4.02%
Growth	0.56%	1.50%	2.47%	2.56%	2.61%
Select Value	0.12%	0.64%	1.10%	1.13%	1.08%
Aggressive Opportunities	0.05%	0.26%	0.44%	0.45%	0.43%
Discovery	0.09%	0.52%	0.89%	0.91%	0.87%
International	1.16%	2.91%	4.97%	4.97%	5.12%
Diversifying Strategies	2.43%	6.20%	9.96%	9.55%	8.06%
Core Bond Index	3.39%	6.18%	8.52%	6.73%	4.64%
Mid/Small Company Index	1.27%	2.47%	4.28%	4.65%	4.74%
Overseas Equity Index	0.00%	0.00%	0.00%	0.00%	0.00%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Vantagepoint Fund	Milestone 2035	Milestone 2040	Milestone 2045	Milestone 2050
Low Duration Bond	0.49%	0.00%	0.00%	0.00%
Inflation Focused	0.19%	0.00%	0.00%	0.00%
High Yield	2.64%	1.46%	0.47%	0.18%
Equity Income	3.67%	4.04%	1.98%	0.78%
Growth & Income	3.00%	3.07%	1.27%	0.50%
Growth	2.04%	2.06%	1.05%	0.41%
Select Value	0.87%	0.90%	0.42%	0.17%
Aggressive Opportunities	0.35%	0.36%	0.17%	0.07%
Discovery	0.70%	0.73%	0.34%	0.13%
International	4.01%	4.16%	1.89%	0.75%
Diversifying Strategies	5.58%	5.32%	2.40%	0.94%
Core Bond Index	2.42%	1.06%	0.00%	0.00%
Mid/Small Company Index	3.94%	4.21%	1.98%	0.79%
Overseas Equity Index	0.00%	0.00%	0.00%	0.00%

9. Control Persons and Principal Holders of Securities

A majority of the voting shares of each fund are held either directly, or indirectly through the Model Portfolio Funds and the Milestone Funds, by VantageTrust, a group trust sponsored and maintained by VantageTrust Company, LLC (“Trust Company”), 777 N. Capitol Street, N.E., Washington, DC 20002. VantageTrust was established for the purpose of holding and investing the assets of public sector retirement and deferred compensation plans. The Trust Company, a New Hampshire non-depository banking company, has the power to vote the shares of the funds directly held by VantageTrust and pursuant to the proxy voting policies adopted by the Company’s Adviser (“Adviser”), the Adviser generally will seek instructions from the board of directors of the Trust Company on how to vote the shares of the underlying Funds held by the Model Portfolio Funds and the Milestone Funds, and will cast such votes in accordance with the instructions received. The Trust Company, therefore, directly or indirectly has the power to vote more than 25% of each fund’s voting securities and is therefore considered a “control person” of the funds for purposes of the 1940 Act. Both the Trust Company and the Funds’ Adviser are wholly owned subsidiaries of ICMA-RC. As a control person of each fund, the Trust Company has the ability to control the outcome of matters submitted to the vote of shareholders. The following represents the percentage of total shares outstanding in each of the funds held, directly or indirectly, by VantageTrust as of December 31, 2015:

Fund	% owned by VantageTrust
Low Duration Bond	76.77%
Inflation Focused	77.42%
High Yield	85.70%
Equity Income	89.86%
Growth & Income	84.62%
Growth	94.02%
Select Value	91.83%
Aggressive Opportunities	94.75%
Discovery	96.04%
International Fund	84.93%
Diversifying Strategies	86.20%
Core Bond Index	87.37%
500 Stock Index	91.50%
Broad Market Index	79.29%
Mid/Small Company Index	87.37%
Overseas Equity Index	94.39%
Model Portfolio Conservative Growth	85.74%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Fund	% owned by VantageTrust
Model Portfolio Traditional Growth	91.41%
Model Portfolio Long-Term Growth	95.11%
Model Portfolio Global Equity Growth	94.34%
Milestone Retirement Income	72.98%
Milestone 2010	74.41%
Milestone 2015	79.42%
Milestone 2020	83.35%
Milestone 2025	83.19%
Milestone 2030	81.54%
Milestone 2035	80.49%
Milestone 2040	81.25%
Milestone 2045	76.00%
Milestone 2050	74.31%
Principal Holders. Below are the names, addresses, and percentage of ownership of each person (or entity) that owns of record or is known to own beneficially 5% or more of any class of any fund’s outstanding shares as of December 31, 2015:

Name	Address	Fund and Class	Percentage Owned
VantageTrust	777 N. Capitol Street, NE Washington, DC 20002	Low Duration Bond Fund—T Shares	82.90%
		Inflation Focused Fund—T Shares	80.96%
		High Yield Fund—T Shares	85.70%
		Equity Income Fund—T Shares	91.94%
		Growth & Income Fund—T Shares	86.40%
		Growth Fund—T Shares	95.24%
		Select Value Fund—T Shares	93.45%
		Aggressive Opportunities Fund—T Shares	97.86%
		Discovery Fund—T Shares	97.07%
		International Fund—T Shares	86.24%
		Diversifying Strategies Fund—T Shares	86.20%
		Core Bond Index Fund—T Shares	89.40%
		500 Stock Index Fund—T Shares	100.00%
		Broad Market Index Fund—T Shares	85.56%
		Mid/Small Company Index Fund—T Shares	93.79%
		Overseas Index Fund—T Shares	98.19%
		Model Portfolio Conservative Growth Fund—TM Shares	100.00%
		Model Portfolio Traditional Growth Fund—TM Shares	100.00%
		Model Portfolio Long-Term Growth Fund—TM Shares	100.00%
		Model Portfolio Global Equity Growth Fund—TM Shares	100.00%
		Milestone Retirement Income Fund—TM Shares	100.00%
		Milestone 2010 Fund—TM Shares	100.00%
		Milestone 2015 Fund—TM Shares	100.00%
		Milestone 2020 Fund—TM Shares	100.00%
		Milestone 2025 Fund—TM Shares	100.00%
		Milestone 2030 Fund—TM Shares	100.00%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Name	Address	Fund and Class	Percentage Owned
		Milestone 2035 Fund—TM Shares	100.00%
		Milestone 2040 Fund—TM Shares	100.00%
		Milestone 2045 Fund—TM Shares	100.00%
		Milestone 2050 Fund—TM Shares	100.00%

State College Borough General Employees Pension Plan	243 South Allen Street State College, PA 16801	International Fund—Investor Shares	20.00%
		Low Duration Bond—Investor Share	11.51%
		Mid/Small Company Index Fund—Class II	26.46%
		500 Stock Index Fund—Class II	35.93%
		Core Bond Index Fund—Class II	22.45%

State College Borough Police Pension Plan	243 South Allen Street State College, PA 16801	International Fund—Investor Shares	21.81%
		Low Duration Bond—Investor Share	12.55%
		Mid/Small Company Index Fund—Class II	28.86%
		500 Stock Index Fund—Class II	39.19%
		Core Bond Index Fund—Class II	24.48%

Prudential Retirement Insurance and Annuity Company	One Commercial Plaza 280 Trumbull Street Hartford, CT 06103-3599	Growth & Income Fund—T Shares	5.44%
		Broad Market Index Fund—T Shares	14.44%
		Inflation Focused Fund—T Shares	9.73%

John Hancock Trust Company LLC	690 Canton ST STE 100 Westwood MA 02090-2324	Aggressive Opportunities Fund—Investor Shares	9.18%
		International Fund—Investor Shares	11.09%
		Growth & Income Fund—Investor Shares	10.51%
		Equity Income Fund—Investor Shares	7.78%
		Broad Market Index Fund—Class I Shares	11.47%
		Inflation Focused Fund—Investor Shares	6.93%
		Discovery Fund—Investor Shares	28.51%
		Select Value Fund—Investor Shares	9.74%

County of Sacramento	700 H Street Suite 4667 Sacramento, CA 95814	Milestone 2020 Fund—Investor M Shares	6.36%
		Milestone 2025 Fund—Investor M Shares	9.19%
		Milestone 2030 Fund—Investor M Shares	10.53%
		Milestone 2035 Fund—Investor M Shares	14.29%
		Milestone 2040 Fund—Investor M Shares	14.42%
		Mid/Small Company Index Fund—Class II	5.00%
		Overseas Equity Index Fund—Class II	10.20%

County of Orange	333 NW. Santa Anna Blvd. 2nd Floor Santa Ana, CA 92701	Select Value Fund—Investor Shares	10.84%
		Discovery Fund—Investor Shares	14.21%
		Aggressive Opportunities Fund Investor Shares	6.86%
		Overseas Equity Index Fund—Class II	17.72%
		Mid/Small Company Index Fund—Class II	10.48%
		500 Stock Index Fund—Class II	10.78%
		Milestone 2025 Fund—Investor M Shares	6.33%
		Milestone 2030 Fund—Investor M Shares	5.78%
		Milestone 2035 Fund—Investor M Shares	6.26%

Orange County Library District	101 East Central Blvd. Orlando, FL 32801	Overseas Equity Index Fund—Class II	59.56%
		Mid/Small Company Index Fund—Class II	8.09%
		Broad Market Index Fund—Class II	28.68%

City of St. Charles	200 North Second Street St. Charles, MO 63301	Core Bond Index Fund—Class II	16.07%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Name	Address	Fund and Class	Percentage Owned
City of Port St. Lucie	121 S.W. Port St. Lucie Blvd. Port St. Lucie, FL 34984	Low Duration Bond Fund—Investor Class	7.04%
		Broad Market Index Fund—Class II	33.52%

Town of Concord	P.O. Box 535 Concord, MA 01742	Milestone 2030 Fund—Investor M Shares	8.77%

City of Gaithersburg	31South Summit Ave. Gaithersburg, MD 20887	Model Portfolio Long-Term Growth Fund—Investor M Shares	7.67%

City of Mill Valley	26 Corte Madera Ave. Mill Valley, CA 94941	Model Portfolio Conservative Growth Fund—Investor M Shares	7.59%

Town of Groton	45 Fort Mill Rd. Groton, CT 06340	Model Portfolio Conservative Growth Fund—Investor M Shares	7.14%

Town of Bloomfield	800 Bloomfield Ave. Bloomfield, CT 06002	Core Bond Index Fund—Class II	5.32%
		500 Stock Index Fund—Class II	5.00%

10. Rebates of Brokerage Commissions

VIA has entered into agreements with brokers whereby the brokers will rebate a portion of the funds’ brokerage commissions on behalf of certain funds. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Statements of Operations. For the year ended December 31, 2015, the funds recaptured the following amounts of brokerage commissions:

Fund	Recaptured Brokerage Commissions
Equity Income	$6,757
Growth & Income	35,375
Growth	227,406
Select Value	39,999
Aggressive Opportunities	61,484
Discovery	6,450
International	227,355

11. Subsequent Events

Management has evaluated events or transactions that may have occurred since December 31, 2015 through the date of this report, that would merit recognition or disclosure in the financial statements. Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that required disclosure, other than the launch of the Milestone 2055 Fund, which commenced operations on January 4, 2016.

12. Capital Stock Authorization

The Company’s Amended Declaration of Trust permits it to issue an unlimited number of full and fractional shares of beneficial interest of each fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that fund without thereby changing the proportionate beneficial interests in that fund and to divide such shares into classes. Each share of a class of a fund represents an equal proportional interest in the fund with each other share in the same class.

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited)

A.	Tax Disclosure

For corporate shareholders, a portion of the ordinary dividends paid during the fund’s year ended December 31, 2015, qualified for the dividends received deduction as follows:

Fund	Corporate Dividend Received Deduction
Equity Income	46.54%
Growth & Income	79.21%
Growth	100.00%
Select Value	60.02%
Aggressive Opportunities	57.70%
Discovery	11.16%
500 Stock Index	94.80%
Broad Market Index	93.65%
Mid/Small Company Index	47.91%
Model Portfolio Conservative Growth	14.00%
Model Portfolio Traditional Growth	24.77%
Model Portfolio Long-Term Growth	31.58%
Model Portfolio Global Equity Growth	32.31%
Milestone Retirement Income	14.54%
Milestone 2010	15.65%
Milestone 2015	18.52%
Milestone 2020	21.43%
Milestone 2025	24.49%
Milestone 2030	27.43%
Milestone 2035	31.54%
Milestone 2040	35.89%
Milestone 2045	38.42%
Milestone 2050	38.84%

Long Term Capital Gain Designations

Pursuant to Section 852 of the Internal Revenue Code, the Company designated the following capital gain dividends for the year ended December 31, 2015:

Fund	Long Term Capital Gain Dividend
Low Duration Bond	$58,197
Equity Income	132,190,939
Growth & Income	150,500,978
Growth	346,509,418
Select Value	41,751,131
Aggressive Opportunities	97,645,747
Discovery	7,268,167
International	6,188,095
Diversifying Strategies	6,414,813
500 Stock Index	12,602,181
Broad Market Index	14,465,547
Mid/Small Company Index	70,271,167
Model Portfolio Conservative Growth	27,483,639
Model Portfolio Traditional Growth	98,863,603
Model Portfolio Long-Term Growth	181,642,811
Model Portfolio Global Equity Growth	99,518,512

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Additional Information (Unaudited) — (Continued)

Fund	Long Term Capital Gain Dividend
Milestone Retirement Income	$10,731,984
Milestone 2010	12,007,070
Milestone 2015	27,568,160
Milestone 2020	43,716,143
Milestone 2025	39,812,239
Milestone 2030	35,995,735
Milestone 2035	28,142,660
Milestone 2040	30,440,518
Milestone 2045	10,902,792
Milestone 2050	3,281,836

B.	Foreign Taxes Paid

For the year ended December 31, 2015, dividends from foreign countries and taxes paid to foreign countries that qualify for foreign tax credits are as follows:

Fund	Net Foreign Source Income	Foreign Tax Credit
International	$35,661,753	$2,317,617
Overseas Equity Index	7,781,059	389,083
Model Portfolio Conservative Growth	498,497	66,853
Model Portfolio Traditional Growth	2,323,019	313,497
Model Portfolio Long-Term Growth	4,421,622	581,636
Model Portfolio Global Equity Growth	4,891,505	529,736
Milestone Retirement Income	270,775	38,602
Milestone 2010	255,061	35,689
Milestone 2015	635,416	91,058
Milestone 2020	1,084,493	153,935
Milestone 2025	1,085,665	156,820
Milestone 2030	1,115,011	159,451
Milestone 2035	874,200	124,534
Milestone 2040	906,977	128,944
Milestone 2045	411,083	58,683
Milestone 2050	160,679	22,552

All other funds treat foreign taxes paid as reductions of net investment company taxable income by these amounts.

C.	Sources of Income

The following table summarizes the percentage of income received by the Company in 2015 from various obligors:

Fund	U.S. Treasury Obligations	GNMA	FNMA	FHL Bank	FHLMC	Tennessee Valley Authority	Other U.S. Government Agency
Low Duration Bond	6.60%	0.00%	1.42%	0.11%	0.29%	0.00%	0.00%
Inflation Focused	14.09%	0.00%	0.10%	0.01%	0.27%	0.14%	0.00%
High Yield	0.01%	0.00%	0.00%	0.00%	0.27%	0.00%	0.00%
Discovery	2.49%	0.00%	0.42%	0.06%	0.16%	0.00%	0.00%
Diversifying Strategies	3.65%	0.00%	1.10%	0.09%	0.51%	0.00%	0.00%
Core Bond Index	24.37%	7.74%	12.45%	0.47%	9.52%	0.26%	0.01%
500 Stock Index	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Broad Market Index	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Mid/Small Company Index	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Overseas Equity Index	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

D.	Qualified Dividend Income

The following are estimates of qualified dividend income received by the Company through December 31, 2015 that qualify for a reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Fund	Qualified Dividend Income
Equity Income	52.21%
Growth & Income	100.00%
Growth	100.00%
Select Value	64.20%
Aggressive Opportunities	67.95%
Discovery	14.99%
International	79.46%
500 Stock Index	97.65%
Broad Market Index	96.32%
Mid/Small Company Index	51.30%
Overseas Equity Index	71.49%
Model Portfolio Conservative Growth	20.72%
Model Portfolio Traditional Growth	36.93%
Model Portfolio Long-Term Growth	48.22%
Model Portfolio Global Equity Growth	72.70%
Milestone Retirement Income	22.34%
Milestone 2010	23.87%
Milestone 2015	28.64%
Milestone 2020	33.13%
Milestone 2025	37.51%
Milestone 2030	42.72%
Milestone 2035	48.96%
Milestone 2040	55.18%
Milestone 2045	58.03%
Milestone 2050	58.14%

E.	Directors Table

All titles and committee memberships are as of December 31, 2015, unless otherwise noted.

Independent Directors

Name and Age	Positions Held with the Company	Term/Service Expiration and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
George M. Chamberlain, Jr. (68)	Director, Audit Committee Member, Investment Committee Member, and Nominating and Governance Committee Member	October 31, 2016; Director since January 2012	Director and Vice President, Legal and Business Affairs—SCM Advantage LLC (supply chain consulting) (October 2009–present); Principal—GMC Consulting (corporate consulting) (May 1999–present); Board member—Alzheimer’s Association Delaware Valley Chapter (January 2008–present); Board member—Trapp Family Lodge Cooperative (non-profit) (April 2008–present); Board member and Vice Chair—Walnut Street Theater (January 2000–June 2010)	N/A

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Additional Information (Unaudited) — (Continued)

Name and Age	Positions Held with the Company	Term/Service Expiration and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
Dorothy D. Hayes (65)	Director, Audit Committee Member and Chair, Investment Committee Member, and Nominating and Governance Committee Member	October 31, 2019; Director since April 2013	Chair of the board of directors (February 2016–present), Former Chair of the Enterprise Risk Committee (2011–February 2016), Director and member of Executive Committee (2011–present)—First Tech Federal Credit Union; Director and Chair of the Finance Committee—American Leadership Forum—Silicon Valley (2011–April 2016); Director (2010–present), Chair of the Audit Committee (2010–2013) and Chair of the Board of Directors (2012–June 2015)—Silicon Valley FACES; Trustee, chair of the Finance Committee, member of the Executive Committee, and member of the Investment Committee—Computer History Museum (2006–present); Director and Chair of the Audit Committee—Range Fuels (development-stage biofuels company) (2008–2012); Director and Chair of the Finance Committee—Addison Avenue Federal Credit Union (2002–2010); Trustee—Foothills Foundation, Foothills Congregational Church (church foundation) (2004–2015)	N/A
Takashi B. Moriuchi (42)	Director; Investment Committee Member	October 31, 2016; Director since March 2014	Partner—Estancia Capital Management, LLC (private equity firm) (January 2010–present); Board member—Snowden Capital Advisors LLC (investment advisory firm) (January 2014–present); Board member—Spruce Private Investors, LLC (investment advisory firm) (October 2012–present); Director—Equinoxe Alternative Investment Services (alternative investment fund administrator/service provider) (August 2013–present); Board member—American Beacon Advisors, Inc. (investment advisory firm) (May 2015–present);Trustee—The Philadelphia School (December 2011–present); Assets Committee member—Moorestown Friends School (September 2011–present)	N/A

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Additional Information (Unaudited) — (Continued)

Name and Age	Positions Held with the Company	Term/Service Expiration and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
Timothy M. O’Brien (66)	Chair of the Board and Director, Audit Committee Member, Investment Committee Member and Chair, and Nominating and Governance Committee Member	September 26, 2017; Director since September 2005

City Auditor—City of Denver, Colorado (July 2015–present); Independent Consultant (pension consulting) (2003–2015); Trustee, Chair of Audit

Committee and member of

Investment and Benefits

Committees—Public

Employees Retirement

Association of Colorado (July 2011–present)

N/A
JoAnn H. Price (65)	Director, Investment Committee Member	October 31, 2016; Director since October 2013	President—Fairview Capital Partners, Inc. (private equity firm) (October 1994–present); Board member—The Board of Regents for Higher Education (State of Connecticut) (December 2013–present); Treasurer (2011–present) and Director (October 2001–present)—Apollo Theater Foundation; Director—Hartford Foundation for Public Giving (January 2010–present); Vice Chair (2009–present) and Director (January 2003–present)—YMCA of Greater Hartford; Trustee (January 2002–present) and Former President (2004–2010)—The Amistad Center for Art and Culture; Director—Hartford Communities that Care, Inc. (January 2012–present); Member—Howard University School of Business Board of Visitors (January 2002–present); Trustee—Connecticut Women’s Hall of Fame (January 2012–present)	N/A
Catherine A. Zaharis (55)	Director, Investment Committee member	October 31, 2019; Director since January 2015	Business Director, MBA Finance Career Academy—University of Iowa, Tippie College of Business (October 2008–present); Chair (November 2013–present), Board member (October 1999–present) and former member of Investment Committee (October 1999–October 2013)—University of Iowa Foundation; Chair (2014–present) and Board member (2001–present)—National I-Club	N/A

The business mailing address for the Independent Directors of the Trust is 777 North Capitol Street, N.E., Suite 600, Washington, DC 20002.

†	The Declaration of Trust sets forth the length of the Class 1 and Class 2 Directors’ terms (five years for Class 1 and Class 2 Directors), limits each Class 1 and Class 2 Director’s length of service to 12 consecutive years, and prohibits each Director from serving a term that begins after he or she has reached age 72. The date shown in this column reflects the expiration date of the Director’s current term, the end of the Class 1 or Class 2 Director’s 12th year of service, or the Director’s retirement date, whichever occurs first.

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Additional Information (Unaudited) — (Continued)

Interested Director and Officers

Name and Age	Positions Held with the Company	Term/Service Expiration and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
J. Thomas Lundy (66)*	Director	October 31, 2016; Director since November 2014	Board member (January 2010–present) and Chair of the Board of Directors (January 2014–present)—ICMA Retirement Corporation; County Manager—Catawba County Government, North Carolina (March 1979–present); Board member—Alliance for Innovation (local government association) (January 2013–present); Board member—Credentialing Advisory Board of the International City/County Management Association (2007–present)	N/A
Robert P. Schultze (65)	President and Principal Executive Officer	Since March 2015	Chief Executive Officer and President—ICMA Retirement Corporation (February 2015–present); President and Manager—Vantagepoint Investment Advisers, LLC, and ICMA-RC Services, LLC (broker-dealer); President and Manager—Vantagepoint Transfer Agents, LLC (February 2015–present); Director and President, VantageTrust Company, LLC (February 2015–present); Director—Virginia Retirement System (August 2005–February 2015)	N/A
Karen D. McBarnette (57)	Vice President and Chief Compliance Officer	Since November 2014	Senior Vice President and Chief Compliance Officer (November 2014–present)—ICMA Retirement Corporation; Chief Compliance Officer—Vantagepoint Investment Advisers, LLC and VantageTrust Company, LLC (November 2014–present); Vice President (Mutual Fund Compliance) (2013–November 2014), Director (Compliance—Mutual Funds) (2008–2013)—ICMA Retirement Corporation; Acting Chief Compliance Officer—The Vantagepoint Funds, Vantagepoint Investment Advisers, LLC, ICMA Retirement Corporation, VantageTrust Company, LLC (October 2014–November 2014)	N/A
Michael Guarasci (55)	Treasurer	Since September 2015	Senior Vice President and Chief Financial Officer—ICMA Retirement Corporation (September 2015–present); Treasurer— Vantagepoint Investment Advisers, LLC, Vantagepoint Transfer Agents, and ICMA-RC Services, LLC (broker-dealer) (September 2015–present); Chief Financial Officer—InfraredX, Inc. (life sciences company) (December 2012–April 2015); Chief Operating Officer—Indus Capital Partners, LLC (asset management firm) (October 2007–December 2012)	N/A

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Additional Information (Unaudited) — (Continued)

Name and Age	Positions Held with the Company	Term/Service Expiration and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
Angela C. Montez (48)	Secretary	Since December 2006

Senior Vice President, General Counsel and Secretary—ICMA Retirement Corporation (April 2015–present); Secretary—Vantagepoint Investment Advisers, LLC, Vantagepoint Transfer Agents, LLP, ICMA-RC Services, LLC(broker-dealer), and

VantageTrust Company, LLC (April 2015–present); Managing Vice President, Deputy General Counsel (October 2007–March 2015) and Assistant Secretary (November 2006–March 2015)—ICMA Retirement Corporation; Assistant Secretary—Vantagepoint Investment Advisers, LLC, Vantagepoint Transfer Agents, LLP and ICMA-RC Services, LLC (December 2011–March 2015); Assistant Secretary—VantageTrust Company, LLC (February 2008–March 2015)

N/A
Richard P. Whitty (48)	Assistant Treasurer	Since June 2012	Vice President, Controller (May 2012–present) and Assistant Treasurer (June 2012–present)—ICMA Retirement Corporation; Assistant Treasurer, VantageTrust Company, LLC (June 2012–present); Assistant Treasurer— Vantagepoint Transfer Agents, LLC, Vantagepoint Investment Advisers, LLC and ICMA-RC Services, LLC (broker-dealer) (December 2012–present); Director and Assistant Controller—ICMA Retirement Corporation (May 2005–May 2012)	N/A
George H. Suzich (60)	Assistant Treasurer	Since March 2009	Managing Vice President (Tax & Regulatory Compliance) (January 2014–present) and Assistant Treasurer (2009–present)—ICMA Retirement Corporation; Assistant Treasurer—Vantagepoint Investment Advisers, LLC, Vantagepoint Transfer Agents, LLP and ICMA-RC Services, LLC (broker dealer) (December 2010–present); Assistant Treasurer—VantageTrust Company, LLC (April 2009–present); Vice President (Tax & Regulatory Compliance)—ICMA Retirement Corporation (July 2005–January 2014)	N/A
Victor J. Edgar (55)	Assistant Treasurer	Since March 2013	Vice President (Financial Operations)—ICMA Retirement Corporation (October 2012–present); Director (Financial Operations)—ICMA Retirement Corporation (July 2006–September 2012)	N/A

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

Name and Age	Positions Held with the Company	Term/Service Expiration and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Directorship(s) of Public Companies and Other Registered Investment Companies During the Past Five Years
Thomas G. McAndrews (48)	Assistant Secretary	Since March 2015	Managing Vice President and Deputy General Counsel (May 2015–present) and Assistant Secretary (February 2015–present)—ICMA Retirement Corporation; Assistant Secretary—Vantagepoint Investment Advisers, LLC, Vantagepoint Transfer Agents, LLP and ICMA-RC Services, LLC (broker dealer) (December 2010–present); Assistant Secretary—VantageTrust Company, LLC (February 2015–present); Vice President (Securities Counsel) (June 2008–May 2015)—ICMA Retirement Corporation	N/A
Christopher F. Chase (41)	Assistant Secretary	Since March 2015	Vice President (Securities Counsel)—ICMA Retirement Corporation (January 2016–present); Senior Counsel—ICMA Retirement Corporation (September 2012–December 2015); Attorney-Advisor—U.S. Securities and Exchange Commission, Division of Corporation Finance (September 2008–August 2012)	N/A

The business mailing address for the Interested Director and officers of the Trust is 777 North Capitol Street, N.E., Suite 600, Washington, DC 20002.

*	Mr. Lundy is considered to be an “interested person” of the Trust (as that term is defined under the 1940 Act), and thus an “Interested Director,” because he is a Director of ICMA Retirement Corporation (“ICMA-RC”), the parent company of VIA and of ICMA-RC Services, LLC (“RC Services”), the distributor of the Trust’s shares.

†	The Declaration of Trust sets forth the length of the Interested Director’s term (one year for the Class 3 Director), and prohibits each Director from serving a term that begins after he or she has reached age 72. The date shown in this column reflects the expiration date of the Interested Director’s current term, or the Director’s retirement date, whichever occurs first.

Aggregate compensation that was paid to the directors during the fiscal year ended December 31, 2015 totaled $140,092. Officers do not receive any compensation from the Company. However, the Company pays a portion of the compensation of the Chief Compliance Officer of the Company. The amount paid by the Company during the year ended December 31, 2015 totaled $167,013.

The Statement of Additional Information includes additional information about the Company’s Board and is available, without charge, upon request, by calling 1-800-669-7400 and on ICMA-RC’s website at www.icmarc.org.

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Additional Information (Unaudited) — (Continued)

F.	Subadviser Fees

Presented below are the fees paid by each fund to subadvisers during the fund’s fiscal year ended December 31, 2015. Fees are shown as an annual percentage of average net assets under management. The total dollars below represent amounts paid to subadvisers for services performed during the period October 1, 2014 through September 30, 2015.

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)	Dollars Paid
Low Duration Bond	Payden & Rygel	0.09%	$371,036
	Schroder Investment Management North America Inc.	0.17%	664,071

Inflation Focused	AllianceBernstein L.P. (1)	0.19%	83,970
	Pacific Investment Management Company, LLC	0.20%	483,803
	BlackRock Financial Management, Inc.	0.11%	253,236

High Yield	Oaktree Capital Management, L.P.	0.50%	918,637
	Western Asset Management Company (2)	0.20%	367,032

Equity Income	T. Rowe Price Associates, Inc. (3)	0.30%	2,215,621
	Southeastern Asset Management, Inc.	0.52%	2,976,218
	SSgA Funds Management, Inc.	0.03%	115,520
	Wellington Management Company LLP	0.25%	1,619,971

Growth & Income	Fiduciary Management, Inc.	0.29%	1,676,401
	T. Rowe Price Associates, Inc.	0.36%	1,562,257
	Wellington Management Company LLP	0.25%	1,775,008

Growth	Atlanta Capital Management Company, LLC (4)	0.30%	1,024,020
	Columbus Circle Investors (4)	0.32%	1,916,279
	Fred Alger Management, Inc. (4)	0.33%	—
	T. Rowe Price Associates, Inc. (3)(4)	0.36%	—
	Victory Capital Management, Inc. (4)	0.25%	1,313,532
	Westfield Capital Management Company, L.P.	0.32%	2,377,797

Select Value	Artisan Partners Limited Partnership	0.55%	790,368
	Systematic Financial Management, L.P	0.23%	438,615
	WEDGE Capital Management LLP	0.50%	745,823

Aggressive Opportunities	Southeastern Asset Management, Inc.	0.58%	921,520
	SSgA Funds Management, Inc.	0.03%	108,040
	TimesSquare Capital Management, LLC	0.50%	1,650,622
	Wells Capital Management, Inc.	0.43%	1,198,071

Discovery	Payden & Rygel	0.15%	213,213
	Wellington Management Company LLP (5)	0.65%	1,016,527

International	Artisan Partners Limited Partnership	0.64%	1,749,885
	GlobeFlex Capital, L.P.	0.40%	1,762,515
	Mondrian Investment Partners Limited	0.43%	2,278,735
	Walter Scott & Partners Limited	0.50%	1,615,112

Diversifying Strategies	Oaktree Capital Management, L.P.	0.50%	1,083,119
	Payden & Rygel (Low Duration)	0.10%	264,902
	Payden & Rygel (Enhanced Equity)	0.14%	476,030
	Shenkman Capital Management, Inc.	0.38%	825,583
	SSgA Funds Management, Inc.	0.07%	40,767

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)	Dollars Paid

Core Bond Index	Mellon Capital Management Corporation	0.01%	$169,763

500 Stock Index	Mellon Capital Management Corporation	0.01%	86,798

Broad Market Index	Mellon Capital Management Corporation	0.01%	119,565

Mid/Small Company Index	Mellon Capital Management Corporation	0.01%	105,392

Overseas Equity Index	Mellon Capital Management Corporation	0.04%	121,328

(1)	Effective May 1, 2015, AllianceBernstein L.P. became a subadviser to the Inflation Focused Fund.

(2)	Western Asset Management Company Limited (“Western Limited”) serves as a sub-subadviser to the portion of the High Yield Fund managed by Western Asset Management Company (“Western”). The fee paid to Western Limited under the sub-subadvisory agreement between Western and Western Limited is paid by Western and not by the High Yield Fund.

(3)	Effective October 5, 2015, the fee schedule charged by T. Rowe Price Associates, Inc. to the Growth & Income Fund and Growth Fund was amended. The percentage shown above for each fund represents a blended rate of the applicable fund’s previous fee schedule and the current fee schedule.

(4)	Effective June 19, 2015, the fee schedules charged by Columbus Circle Investors and Victory Capital Management Inc. were amended and the percentage shown above represents a blended rate of the previous fee schedule and the current fee schedule. Victory Capital Management, Inc. ceased serving as a subadviser on October 2, 2015. Effective July 2, 2015, Atlanta Capital Management Company LLC ceased serving as a subadviser to the Growth Fund. Fred Alger Management, Inc. and T. Rowe Price Associates, Inc. began serving as subadvisers on October 5, 2015.

(5)	Effective September 18, 2015, the fee schedule charged by Wellington Management Company LLP to the Discovery Fund was amended and the percentage shown above represents a blended rate of the previous fee schedule and the current fee schedule.

G.	Directors’ Considerations of an Investment Advisory Agreement for a New Series and Certain Investment Subadvisory Agreements

The following relates to the consideration by the Board of Directors (“Directors” or “Board”) of The Vantagepoint Funds (“Company”), during the period beginning July 1, 2015 through December 31, 2015, of the approval of an investment advisory agreement for a new series of the Company, certain new investment subadvisory agreements, and amended fee schedules to certain existing investment subadvisory agreements.

Vantagepoint Milestone 2055 Fund

Approval of an Investment Advisory Agreement for a New Series of the Company

At a meeting held on September 18, 2015 (“September Meeting”), the Board, including a majority of the Directors who are not “interested persons” as defined in the Investment Company Act of 1940 (“Independent Directors”), initially approved the Second Master Investment Advisory Agreement (“Master Agreement”) between the Company and Vantagepoint Investment Advisers, LLC (“VIA”) for the Vantagepoint Milestone 2055 Fund (“Milestone 2055 Fund”), a new series of the Company that commenced operations on January 4, 2016. Before approving the Master Agreement, the Board considered the recommendations of, and supporting analyses and data presented by, VIA.

With respect to the Board’s initial approval of the Master Agreement between the Company and VIA for the Milestone 2055 Fund, the Directors received written information in advance of the September Meeting from VIA regarding: (1) the nature, extent and quality of the services to be provided by VIA; (2) the level of investment advisory fee to be charged by VIA and the investment advisory fees charged by VIA to each of the other nine series of the

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

Company with a target-date designated in its name (“Dated Milestone Fund Series”); (3) VIA’s experience with respect to the investment strategies to be employed by the Milestone 2055 Fund and as investment adviser to the other Dated Milestone Fund Series; (4) the Milestone 2055 Fund’s investment advisory fee and expected total expense ratio compared to a group of investment companies categorized by Morningstar as 2051+ target-date funds (“Milestone 2055 peer group”); and (5) the expected costs of the services to be provided and net margins (“profit margin”) to be realized by VIA and its affiliates from its relationship with the Milestone 2055 Fund.

In considering the information and materials described above, the Independent Directors received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements.

In determining to approve the Master Agreement with VIA for the Milestone 2055 Fund, the Directors considered the information received in advance of the September Meeting, and the presentations made by, and discussions held with, personnel of VIA, as well as a variety of factors. In view of the scope and variety of factors and information, the Directors did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusion and determination to approve the Master Agreement. Rather, the approval determination was made on the basis of each Director’s business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board’s decision to approve the Master Agreement with VIA for the Milestone 2055 Fund.

Nature, Extent and Quality of Services. With respect to the nature, extent and quality of the services expected to be provided by VIA to the Milestone 2055 Fund under the Master Agreement, the Directors considered the specific investment services to be provided, including determining the customized age and time appropriate asset allocations both initially and over time, the monitoring of the underlying funds’ performance and the monitoring of aging (glide) paths and underlying fund allocations, by VIA in managing the assets of the Milestone 2055 Fund. They also considered the experience and capability of VIA’s investment staff with regard to managing the Dated Milestone Fund Series. The Directors concluded that the nature, extent and quality of the investment advisory services expected to be provided by VIA were appropriate for the Milestone 2055 Fund in light of its investment objective and strategies and, thus, supported a decision to approve the Master Agreement with VIA relating to the Milestone 2055 Fund.

Investment Performance. At the time of the Board’s consideration of the Master Agreement, the Milestone 2055 Fund had not commenced operations and, therefore, there was no information for the Directors to evaluate regarding the Milestone 2055 Fund’s actual performance.

Advisory Fee, Expense Ratio and Economies of Scale. The Directors considered a comparison of the investment advisory fee to be charged by VIA to the Milestone 2055 Fund with the investment advisory fee VIA charges to the Dated Milestone Fund Series. The Directors considered that the proposed investment advisory fee for the Milestone 2055 Fund is the same as the investment advisory fee for the Dated Milestone Fund Series; and the type of services VIA would provide to the Milestone 2055 Fund is comparable to the services currently provided by VIA to the Dated Milestone Fund Series. The Directors also considered comparative data provided by VIA on the advisory fees of the Milestone 2055 peer group. The information provided by VIA showed that the proposed investment advisory fee for the Milestone 2055 Fund would be lower than the average investment advisory fee, and at the median investment advisory fee, of the Milestone 2055 peer group.

The Directors also considered the comparative data provided by VIA with respect to the expected total expense ratio of the Milestone 2055 Fund as compared to the expense ratios of the Milestone 2055 peer group, and noted VIA’s proposed agreement to limit the total operating expenses of the Milestone 2055 Fund until April 30, 2017 (the “fee waiver”). The Directors noted that, although the expected total expense ratio for Investor M Shares and the TM Shares of the Milestone 2055 Fund would be above the average and median expense ratio of the Milestone 2055 peer group, without taking into account the proposed fee waiver, when taking into account the proposed fee waiver, the expected total expense ratio for Investor M Shares would be three basis points above the average and median expense ratio of the Milestone 2055 peer group, and the expected total expense ratio for TM Shares would be below the average and median expense ratio of the Milestone 2055 peer group.

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The foregoing comparisons assisted the Directors in considering the Master Agreement relating to the Milestone 2055 Fund by providing them with a basis for evaluating the investment advisory fee to be paid to VIA and the Milestone 2055 Fund’s expected total expense ratio on a relative basis. Based on this information, the Directors concluded that the investment advisory fee appeared to be within a reasonable range for the services to be provided.

With respect to the expected costs and profit margins to be realized by VIA (and its affiliates) from its relationship with the Milestone 2055 Fund, the Directors considered the information provided by VIA, which stated that VIA and its affiliates do not expect to realize a positive net margin with regard to the Milestone 2055 Fund during the next two years. Based on this information, the Directors concluded that VIA may not realize economies of scale with regard to the Milestone 2055 Fund for some period of time and that the proposed fee is appropriate at this time.

Other Considerations. The Directors also considered the potential “fall-out” or ancillary benefits that may accrue to VIA due to its relationship with the Milestone 2055 Fund and that VIA does not expect to derive any direct “fall-out” benefits by virtue of its relationship with the Milestone 2055 Fund. VIA indicated, however, that it may benefit from the enhancement to the set of the Dated Milestone Fund Series from a competitive perspective.

Conclusion. After full consideration of the foregoing factors, with no single factor identified as being of paramount importance, the Directors, including a majority of the Independent Directors, concluded that the initial approval of the Master Agreement with VIA for the Milestone 2055 Fund was in the best interests of the Milestone 2055 Fund and its shareholders, and approved the Master Agreement with, and the fee to be paid to, VIA.

Vantagepoint Growth Fund

Approval of New Subadvisory Agreements

Also at the September Meeting, VIA recommended, and the Board, including a majority of the Independent Directors, approved initial Subadvisory Agreements (each, a “New GF Subadvisory Agreement” and, collectively, the “New GF Subadvisory Agreements”) between the Company, on behalf of the Vantagepoint Growth Fund (“Growth Fund”), VIA and each of Fred Alger Management, Inc. (“Alger”) and T. Rowe Price Associates, Inc. (“T. Rowe Price”). At the September Meeting, VIA also recommended, and the Board of the Company approved: (i) the termination of Victory Capital Management Inc. (“Victory”) as a subadviser to the Growth Fund; and (ii) the amount of the Growth Fund’s assets to be allocated to each of Alger and T. Rowe Price as well as a reduction in the amount of assets allocated to two of the Growth Fund’s existing subadvisers, Westfield Capital Management LP (“Westfield”) and Columbus Circle Investors (“Columbus Circle”) (collectively, the “proposed target allocation levels”). The changes described above became effective on October 5, 2015, and may be collectively referred to below as the “New GF Subadviser Structure.” Before approving the New GF Subadviser Structure, including the New GF Subadvisory Agreements, the Board considered the recommendations of, and supporting analyses and data presented by, VIA.

With respect to the Board’s consideration of each New GF Subadvisory Agreement, the Directors received written information in advance of the September Meeting from VIA, which included: (1) VIA’s rationale for recommending the New GF Subadviser Structure; (2) the process by which VIA selected and recommended for Board approval Alger and T. Rowe Price as subadvisers of the Growth Fund to implement a large capitalization growth (“large cap growth”) equity strategy; (3) the nature, extent and quality of the services that Alger and T. Rowe Price would provide to the Growth Fund; (4) the experience, investment management business, and personnel of each of Alger and T. Rowe Price; (5) the brokerage and trading policies and practices of each of Alger and T. Rowe Price; (6) the level of subadvisory fees to be charged to the Growth Fund by Alger and T. Rowe Price and comparative data regarding: (a) the actual and/or standard fees each subadviser charges for managing other large cap growth equity accounts, and (b) the fees charged by a group of U.S. separate account investment managers utilizing a large cap growth equity strategy; (7) the compliance programs of Alger and T. Rowe Price; (8) performance information for each of Alger and T. Rowe Price and such performance compared to a relevant benchmark and peer group; (9) the Growth Fund’s expected overall investment advisory fee and projected total expense ratio compared to the oldest share class of a group of mutual funds categorized by Morningstar as large cap growth funds (excluding index funds) (“Large Cap Growth Peer Group”), taking into account the New GF Subadviser Structure, and (10) the financial condition of each of Alger and T. Rowe Price.

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In considering the information and materials described above, the Independent Directors received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements.

In determining whether to approve each New GF Subadvisory Agreement, the Directors considered the information received in advance of, and at, the September Meeting, and the presentations made by, and discussions held with, personnel of VIA and representatives of Alger and T. Rowe Price, and discussions with the Company’s Chief Compliance Officer, as well as a variety of factors. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board’s decision to approve the New GF Subadvisory Agreements.

Nature, Extent and Quality of Services. With respect to the nature, extent and quality of the services expected to be provided by Alger and T. Rowe Price under their respective New GF Subadvisory Agreements, the Directors considered the specific investment process to be employed by each of Alger and T. Rowe Price in managing the assets of the Growth Fund to be allocated to them; the qualifications of Alger’s and T. Rowe Price’s investment management personnel with regard to implementing their respective large cap growth equity strategies; the performance information provided for each of Alger and T. Rowe Price; each of Alger’s and T. Rowe Price’s infrastructure and whether it appeared to adequately support the mandates to be implemented for the Growth Fund; and VIA’s review process and favorable assessment as to the nature, quality and extent of the subadvisory services expected to be provided by each of Alger and T. Rowe Price to the Growth Fund. The Directors acknowledged that Alger and T. Rowe Price each has experienced portfolio management personnel; and appeared to have adequate infrastructure and support staff to seek to achieve favorable results implementing the large cap growth equity strategy each is to employ for the Growth Fund. The Directors concluded that the nature, extent and quality of the subadvisory services expected to be provided by each of Alger and T. Rowe Price were appropriate in light of the strategy each subadviser is to employ on behalf of the Growth Fund and, thus, supported a decision to approve each New GF Subadvisory Agreement.

Investment Performance. The Directors reviewed the investment performance information provided by VIA for Alger and T. Rowe Price with respect to the proposed strategy each is to employ for the Growth Fund, and considered this performance information versus a relevant benchmark and peer group (which was based on information provided by an independent third-party source) and VIA’s favorable assessment of such performance. Based on the information provided, the Directors concluded that the performance information supported a decision to approve each New GF Subadvisory Agreement.

Subadvisory Fees, Expense Ratio Impact and Economies of Scale. In evaluating each proposed subadvisory fee, the Directors reviewed the subadvisory fee schedules for Alger and T. Rowe Price. The Directors considered the information provided by VIA, as made available by each of Alger and T. Rowe Price, comparing the subadvisory fee to be charged by each proposed subadviser to the Growth Fund with the actual and/or standard fee schedule each charges for managing other large cap growth equity accounts (including investment companies) with an investment strategy similar to the strategy each is to employ on behalf of the Growth Fund. The Directors also considered VIA’s representations that, with respect to the proposed subadvisory fee schedule of Alger and T. Rowe Price for the Growth Fund, it negotiated the lowest subadvisory fee schedule available from each proposed subadviser for like accounts (accounts of similar size and mandate) and it believes such fee schedules are competitive and reasonable. They further considered that the proposed fee schedule for T. Rowe Price would be the same as its fee schedule for managing the assets of the Vantagepoint Growth & Income Fund (“Growth & Income Fund”), for which T. Rowe Price employs the same investment strategy as it is to employ for the Growth Fund, as such fee schedule was proposed to be amended at the September Meeting (“Amended G&I Fee Schedule”). The T. Rowe Price fee schedule for the Growth Fund and the Amended G&I Fee Schedule each provide that the assets of the Growth Fund and the Growth & Income Fund are to be aggregated in determining the fee to be paid to T. Rowe Price. Additionally, based on the information provided, the nature of the subadvisory services each of Alger and T. Rowe Price is to provide to the Growth Fund appeared to be comparable to those each subadviser provides in connection with its other subadviser relationships.

The Directors also reviewed information provided by VIA (which was based on an independent third-party source) on the fees charged by a group of U.S. separate account investment managers to accounts utilizing a large cap growth equity strategy, based upon the assumption that the accounts have assets comparable to the amount of assets to be

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allocated initially to each of Alger and T. Rowe Price. According to the information provided, the proposed effective fee rate to be paid by the Growth Fund to each of Alger and T. Rowe Price at the proposed target allocation levels would be below the median fee charged by such large cap growth equity managers and would rank in the first quartile of such group of managers.

The Directors also considered information provided by VIA showing that, based on the current subadvisory fee rates, which included certain subadvisory fee reductions effective as of June 2015, there would be an approximate six basis point increase in the overall subadvisory fees and, therefore, an approximate six basis point increase in the total expense ratio of the Growth Fund as a result of the New GF Subadviser Structure. Referring to the comparative Large Cap Growth Peer Group data provided by VIA in connection with the September Meeting, the Directors noted that the expected total investment advisory fee and expected total expense ratio for the Growth Fund, taking into account the New GF Subadviser Structure, would continue to be below the average and median investment advisory fee and average and median expense ratio of the Large Cap Growth Peer Group, respectively.

The foregoing comparisons assisted the Directors in considering each New GF Subadvisory Agreement by providing them with a basis for evaluating Alger’s and T. Rowe Price’s fee schedules, including in light of the Growth Fund’s expected overall investment advisory fee and total expense ratio, on a relative basis.

The Directors also reviewed the information provided by Alger regarding the estimated profits to be realized from its relationship with the Growth Fund and considered the information provided by T. Rowe Price regarding the profit margins on its investment advisory business and related services, and noted the discussion held with representatives of T. Rowe Price in this regard. In considering the extent to which economies of scale may be realized by Alger and T. Rowe Price as the assets of the Growth Fund to be managed by each subadviser grow, and whether the proposed fee levels reflect these economies, the Directors noted that the proposed fee schedule under each New GF Subadvisory Agreement includes breakpoints, whereby the Growth Fund and its shareholders will benefit from reduced subadvisory fee rates as the assets managed by each subadviser increase. The Directors also considered that each of Alger’s and T. Rowe Price’s proposed subadvisory fee was the product of arms-length negotiations. The Directors further considered the appropriateness of the subadvisory fee structure in light of VIA’s representations that, with respect to the proposed subadvisory fee schedule of Alger and T. Rowe Price for the Growth Fund, it negotiated the lowest subadvisory fee schedule available from each proposed subadviser for like accounts (accounts of similar size and mandate).

Other Considerations. The Directors considered VIA’s conclusion that the New GF Subadviser Structure, including the hiring of each of Alger and T. Rowe Price as a subadviser, is in the best interest of the Growth Fund and would result in what VIA believes to be a well-diversified Fund with attractive risk/return attributes.

The Directors considered the selection and due diligence process employed by VIA in deciding to recommend Alger and T. Rowe Price as subadvisers to the Growth Fund to implement the large cap growth equity strategy and also considered VIA’s representations that the proposed fee to be paid to each of Alger and T. Rowe Price is competitive and reasonable, and also appropriate given the nature and quality of the services to be provided by each proposed subadviser and the nature of the investment strategy Alger and T. Rowe Price are to employ on behalf of the Growth Fund. The Directors also considered VIA’s strategy to efficiently implement the transition of assets to Alger and T. Rowe Price. The Directors concluded that VIA’s recommendations and conclusions supported approval of each New GF Subadvisory Agreement.

The Directors considered whether there were any “fall-out” or ancillary benefits that may accrue to Alger or T. Rowe Price, or their respective affiliates, as a result of each subadviser’s relationship with the Growth Fund. The Directors considered that each subadviser may direct the Growth Fund’s brokerage transactions to certain brokers to obtain research and other services. However, the Directors noted that Alger and T. Rowe Price are required to select brokers that meet the Growth Fund’s requirements for seeking best execution, and that VIA will monitor and evaluate each subadviser’s trade execution with respect to the Growth Fund’s brokerage transactions on a regular basis and will provide reports to the Board in this regard. The Directors concluded that the potential benefits that may accrue to Alger and T. Rowe Price by virtue of their relationships with the Growth Fund appeared to be reasonable.

Conclusion. After evaluating the information described above and full consideration of the foregoing factors, with no single factor identified as being of paramount importance, the Directors, including a majority of the Independent

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Directors, concluded that the initial approval of each New GF Subadvisory Agreement was in the best interests of the Growth Fund and its shareholders, and approved the New GF Subadvisory Agreement with, and the fee to be paid to, each of Alger and T. Rowe Price.

Vantagepoint Growth & Income Fund

Approval of Amended Fee Schedule

Also at the September Meeting, VIA recommended, and the Board, including a majority of the Independent Directors, approved, an amended fee schedule to the existing Subadvisory Agreement with T. Rowe Price for the Growth & Income Fund (previously defined as “Amended G&I Fee Schedule”). The Amended G&I Fee Schedule modifies the rate of the subadvisory fee payable to T. Rowe Price at certain asset levels, incorporates transitional credits in connection with certain breakpoints, and also provides that the assets of the Growth Fund and the Growth & Income Fund managed by T. Rowe Price are to be aggregated (the “combined assets”) in determining the fee to be paid to T. Rowe Price. When the combined assets are below $100 million, the effective subadvisory fee payable to T. Rowe Price under the Amended G&I Fee Schedule is less favorable than the fee payable under the Growth & Income Fund’s current fee schedule with T. Rowe Price. When the combined assets reach approximately $946.5 million (or more), the effective subadvisory fee payable to T. Rowe Price under the Amended G&I Fee Schedule is more favorable than the fee payable under the Growth & Income Fund’s current fee schedule with T. Rowe Price. The Amended G&I Fee Schedule is the same as T. Rowe Price’s fee schedule for managing the assets of the Growth Fund (including transitional credits and aggregated assets as discussed above) for which it employs the same investment strategy. In approving the Amended G&I Fee Schedule, the Directors considered VIA’s assessment that the contractual fee to be paid to T. Rowe Price by the Growth & Income Fund under the Amended G&I Fee Schedule would result in a savings to Growth & Income Fund shareholders based on the current assets of the Growth Fund and the Growth & Income Fund allocated to T. Rowe Price (i.e., the combined assets). In addition, the Directors considered T. Rowe Price’s representation that the nature, quality and scope of services it provides to the Growth & Income Fund would not be affected by the Amended G&I Fee Schedule. The Amended G&I Fee Schedule became effective on October 5, 2015.

Vantagepoint Select Value Fund

Approval of New Subadvisory Agreements

At a meeting held on December 9, 2015 (“December Meeting”), VIA recommended, and the Board, including a majority of the Independent Directors, approved initial Subadvisory Agreements between the Company, on behalf of the Vantagepoint Select Value Fund (“Select Value Fund”), VIA and each of Iridian Asset Management LLC (“Iridian”) and Wells Capital Management Inc. (“Wells”) (each, a “Subadvisory Agreement” and, collectively, the “Subadvisory Agreements”). At the December Meeting, VIA also recommended, and the Board of the Company approved: (i) the termination of Artisan Partners Limited Partnership and Systematic Financial Management, LP as subadvisers to the Select Value Fund; and (ii) the amount of the Select Value Fund’s assets to be allocated to each of Iridian and Wells (and maintaining the amount of assets allocated to WEDGE Capital Management L.L.P., an existing subadviser of the Select Value Fund) (collectively, the “proposed target allocation levels”). The changes described above became effective on January 11, 2016, and may be collectively referred to below as the “New SVF Subadviser Structure.” Before approving the New SVF Subadviser Structure, including the Subadvisory Agreements, the Board considered the recommendations of, and supporting analyses and data presented by, VIA.

With respect to the Board’s consideration of each Subadvisory Agreement, the Directors received written information in advance of the December Meeting from VIA, which included: (1) VIA’s rationale for recommending the New SVF Subadviser Structure; (2) the process by which VIA selected and recommended for Board approval Iridian and Wells as subadvisers of the Select Value Fund to implement a mid capitalization value (“mid cap value”) equity strategy; (3) the nature, extent and quality of the services that Iridian and Wells would provide to the Select Value Fund; (4) the experience, investment management business, and personnel of each of Iridian and Wells; (5) the brokerage and trading policies and practices of each of Iridian and Wells; (6) the level of subadvisory fees to be charged to the Select Value Fund by Iridian and Wells and comparative data regarding: (a) the fees each subadviser charges for managing other mid cap value equity accounts, and (b) the fees charged by a group of U.S. separate account

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investment managers utilizing a mid cap value equity strategy; (7) the compliance programs of Iridian and Wells; (8) performance information for each of Iridian and Wells and such performance compared to a relevant benchmark and peer group; (9) the Select Value Fund’s expected overall investment advisory fee and projected total expense ratio compared to the oldest share class of a group of mutual funds categorized by Morningstar as mid cap value funds (excluding index funds) (“Mid Cap Value Peer Group”), taking into account the New SVF Subadviser Structure, and (10) the financial condition of each of Iridian and Wells.

In considering the information and materials described above, the Independent Directors received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements.

In determining whether to approve each Subadvisory Agreement, the Directors considered the information received in advance of the December Meeting, and the presentations made by, and discussions held with, personnel of VIA and representatives of Iridian and Wells, and discussions with the Company’s Chief Compliance Officer, as well as a variety of factors. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board’s decision to approve the Subadvisory Agreements.

Nature, Extent and Quality of Services. With respect to the nature, extent and quality of the services expected to be provided by Iridian and Wells under their respective Subadvisory Agreements, the Directors considered the specific investment process to be employed by each of Iridian and Wells in managing the assets of the Select Value Fund to be allocated to them; the qualifications of Iridian’s and Wells’ investment management personnel with regard to implementing their respective mid cap value equity strategies; the performance information provided for each of Iridian and Wells; each of Iridian’s and Wells’ infrastructure and whether it appeared to adequately support the mandates to be implemented for the Select Value Fund; and VIA’s review process and favorable assessment as to the nature, quality and extent of the subadvisory services expected to be provided by each of Iridian and Wells to the Select Value Fund. The Directors acknowledged that Iridian and Wells each has experienced portfolio management personnel; and appeared to have adequate infrastructure and support staff to seek to achieve favorable results implementing the mid cap value equity strategy each is to employ for the Select Value Fund. The Directors concluded that the nature, extent and quality of the subadvisory services expected to be provided by each of Iridian and Wells were appropriate in light of the strategy each subadviser is to employ on behalf of the Select Value Fund and, thus, supported a decision to approve each Subadvisory Agreement.

Investment Performance. The Directors reviewed the investment performance information provided by VIA for Iridian and Wells with respect to the proposed strategy each is to employ for the Select Value Fund, and considered this performance information versus a relevant benchmark and peer group (which was based on information provided by an independent third-party source) and VIA’s favorable assessment of such performance. Based on the information provided, the Directors concluded that the performance information supported a decision to approve each Subadvisory Agreement.

Subadvisory Fees, Expense Ratio Impact and Economies of Scale. In evaluating each proposed subadvisory fee, the Directors reviewed the subadvisory fee schedules for Iridian and Wells. The Directors considered the information provided by VIA, as made available by each of Iridian and Wells, comparing the subadvisory fee to be charged by each proposed subadviser to the Select Value Fund with the fee schedule each charges for managing other mid cap value equity accounts with an investment strategy similar to the strategy each is to employ on behalf of the Select Value Fund. The Directors also considered VIA’s representations that, with respect to the proposed subadvisory fee schedule of Iridian and Wells for the Select Value Fund, it negotiated the lowest subadvisory fee schedule available from each proposed subadviser for like accounts (accounts of similar size and mandate). Additionally, based on the information provided, the nature of the subadvisory services each of Iridian and Wells is to provide to the Select Value Fund appeared to be comparable to those each subadviser provides in connection with its other subadviser relationships.

The Directors also reviewed information provided by VIA (which was based on an independent third-party source) on the fees charged by a group of U.S. separate account investment managers to accounts utilizing a mid cap value equity strategy, based upon the assumption that the accounts have assets comparable to the amount of assets to be allocated initially to each of Iridian and Wells (“Separate Account Manager Peer Group”). According to the information provided, the proposed effective fee rate to be paid by the Select Value Fund to Iridian based on the

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proposed target allocation levels would be above the median fee charged by the Separate Account Manager Peer Group and would rank in the fourth quartile of such group of managers. According to the information provided, the proposed fee rate to be paid by the Select Value Fund to Wells based on the proposed target allocation levels would be below the median fee charged by the Separate Account Manager Peer Group and would rank in the first quartile of such group of managers. The Directors considered VIA’s representations that it believes the proposed fee schedule to be paid by the Select Value Fund to each of Iridian and Wells is competitive and reasonable in light of each proposed subadviser’s strong performance record, prospects for future performance, and, with respect to Iridian, current capacity constraints (i.e., Iridian limits the amount of assets in the strategy it manages for the Select Value Fund).

The Directors also considered information provided by VIA showing that, based on the current contractual subadvisory fee rates, which do not include a voluntary subadvisory fee waiver that became effective as of May 2015 (“subadvisory fee waiver”), there would be an approximate one basis point increase in the overall subadvisory fees and, therefore, an approximate one basis point increase in the total expense ratio of the Select Value Fund as a result of the New SVF Subadviser Structure. In addition, the Directors considered information provided by VIA showing that, based on the current subadvisory fee rates, which included the subadvisory fee waiver, there would be an approximate eight basis point increase in the overall subadvisory fees and, therefore, an approximate eight basis point increase in the total expense ratio of the Select Value Fund as a result of the New SVF Subadviser Structure. Referring to the comparative Mid Cap Value Peer Group data provided by VIA in connection with the December Meeting, the Directors noted that the expected total investment advisory fee and expected total expense ratio for the Select Value Fund, taking into account the New SVF Subadviser Structure, would continue to be below the average and median investment advisory fee and average and median expense ratio of the Mid Cap Value Peer Group, respectively.

The foregoing comparisons assisted the Directors in considering each Subadvisory Agreement by providing them with a basis for evaluating Iridian’s and Wells’ fee schedules, including in light of the Select Value Fund’s expected overall investment advisory fee and total expense ratio, on a relative basis.

The Directors also reviewed the information provided by Iridian and Wells regarding the estimated profits to be realized with respect to each subadviser’s respective relationship with the Select Value Fund. In considering the extent to which economies of scale may be realized by Iridian and Wells as the assets of the Select Value Fund to be managed by each subadviser grow, and whether the proposed fee levels reflect these economies, the Directors considered that the Subadvisory Agreement with Iridian includes a breakpoint at Iridian’s proposed target allocation level and Iridian stated that it believes the proposed fee schedule to be charged to the Select Value Fund reflects economies of scale and Wells stated that the proposed fee schedule to be charged to the Select Value Fund appropriately reflects future economies of scale. The Directors also considered that each of Iridian’s and Wells’ proposed subadvisory fee was the product of arms-length negotiations. The Directors further considered the appropriateness of the subadvisory fee structure in light of VIA’s representations that, with respect to the proposed subadvisory fee schedule of Iridian and Wells for the Select Value Fund, it negotiated the lowest subadvisory fee schedule available from each proposed subadviser for like accounts (accounts of similar size and mandate).

Other Considerations. The Directors considered VIA’s conclusion that the New SVF Subadviser Structure, with the hiring of each of Iridian and Wells as a subadviser, is in the best interest of the Select Value Fund and would result in what VIA believes to be a well-diversified Fund with attractive risk/return attributes.

The Directors considered the selection and due diligence process employed by VIA in deciding to recommend Iridian and Wells as subadvisers to the Select Value Fund to implement the mid cap value equity strategy and also considered VIA’s representations that it believes the proposed fee to be paid to each of Iridian and Wells is appropriate and reasonable given the nature and quality of the services to be provided by each proposed subadviser and the nature of the investment strategy Iridian and Wells are to employ on behalf of the Select Value Fund. The Directors also considered VIA’s strategy to efficiently implement the transition of assets to Iridian and Wells. The Directors concluded that VIA’s recommendations and conclusions supported approval of each Subadvisory Agreement.

The Directors considered whether there were any “fall-out” or ancillary benefits that may accrue to Iridian and Wells, or their respective affiliates, as a result of each subadviser’s relationship with the Select Value Fund. The Directors considered that each subadviser may direct the Select Value Fund’s brokerage transactions to certain brokers to obtain research and other services. However, the Directors noted that Iridian and Wells are required to select brokers that

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meet the Select Value Fund’s requirements for seeking best execution, and that VIA will monitor and evaluate each subadviser’s trade execution with respect to the Select Value Fund’s brokerage transactions on a regular basis and will provide reports to the Board in this regard. It was also noted that Iridian stated a possible “fall-out” benefit may potentially be the future growth of the strategy due to the visibility and exposure of subadvising an investment company registered under the 1940 Act. The Directors concluded that the potential benefits that may accrue to Iridian and Wells by virtue of their relationships with the Select Value Fund appeared to be reasonable.

Conclusion. After evaluating the information described above and full consideration of the foregoing factors, with no single factor identified as being of paramount importance, the Directors, including a majority of the Independent Directors, concluded that the initial approval of each Subadvisory Agreement was in the best interests of the Select Value Fund and its shareholders, and approved the Subadvisory Agreement with, and the fee to be paid to, each of Iridian and Wells.

Vantagepoint Low Duration Bond Fund

Approval of a New Subadvisory Agreement

Also at the December Meeting, VIA recommended, and the Board, including a majority of the Independent Directors, approved (i) an initial Investment Subadvisory Agreement between the Company, on behalf of the Vantagepoint Low Duration Bond Fund (“Low Duration Bond Fund”), VIA and Brookfield Investment Management, Inc. (“Brookfield”) (“New LDF Subadvisory Agreement”); and (ii) the initial amount of the Low Duration Bond Fund’s assets to be allocated to Brookfield as well as a reduction in the amount of assets allocated to Schroder Investment Management North America Inc. (“Schroders”), an existing subadviser of the Low Duration Bond Fund (and maintaining the amount of assets allocated to Payden & Rygel (“Payden”), an existing subadviser of the Low Duration Bond Fund). The changes described above became effective on January 11, 2016, and may be collectively referred to below as the “New LD Subadviser Structure.” At the December Meeting, VIA also recommended, and the Board of the Company approved, an amendment to the fee schedule of the existing Investment Subadvisory Agreement between the Company, on behalf of the Low Duration Bond Fund, VIA and Schroders (“Amended Schroders Fee Schedule”), which modifies the rate of the subadvisory fee payable to Shroders by lowering the asset level to which the first breakpoint in the existing fee schedule would apply and became effective on January 1, 2016. Before approving the New LDF Subadviser Structure, including the New LDF Subadvisory Agreement, the Board considered the recommendations of, and supporting analyses and data presented by, VIA.

With respect to the Board’s consideration of the New LDF Subadvisory Agreement, the Directors received written information in advance of the December Meeting from VIA, which included: (1) VIA’s rationale for recommending the New LDF Subadviser Structure; (2) the process by which VIA selected and recommended for Board approval Brookfield as a subadviser of the Low Duration Bond Fund to implement a low duration securitized asset strategy; (3) the nature, extent and quality of the services that Brookfield would provide to the Low Duration Bond Fund; (4) the experience, investment management business, and personnel of Brookfield; (5) the brokerage and trading policies and practices of Brookfield; (6) the level of subadvisory fees to be charged to the Low Duration Bond Fund by Brookfield and comparative data regarding: (a) the fees Brookfield charges for managing other accounts with an investment strategy similar to the strategy it is to employ on behalf of the Low Duration Bond Fund, and (b) the fees charged by a group of U.S. separate account investment managers utilizing a U.S. short duration fixed income strategy; (7) the compliance program of Brookfield; (8) performance information for Brookfield and such performance compared to a relevant benchmark and peer group; (9) the Low Duration Bond Fund’s expected overall investment advisory fee and projected total expense ratio compared to a group of mutual funds categorized by Morningstar as short-term bond funds (“Short-Term Bond Peer Group”), taking into account the New LDF Subadviser Structure and Amended Schroders Fee Schedule, and (10) the financial condition of Brookfield.

In considering the information and materials described above, the Independent Directors received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements.

In determining whether to approve the New LDF Subadvisory Agreement, the Directors considered the information received in advance of the December Meeting, and the presentations made by, and discussions held with, personnel of

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Additional Information (Unaudited) — (Continued)

VIA and representatives of Brookfield, and discussions with the Company’s Chief Compliance Officer, as well as a variety of factors. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board’s decision to approve the New LDF Subadvisory Agreement.

Nature, Extent and Quality of Services. With respect to the nature, extent and quality of the services expected to be provided by Brookfield under the New LDF Subadvisory Agreement, the Directors considered the specific investment process to be employed by Brookfield in managing the assets of the Low Duration Bond Fund to be allocated to them; the qualifications of Brookfield’s investment management personnel with regard to implementing its low duration securitized asset strategy; the performance information provided for Brookfield; Brookfield’s infrastructure and whether it appeared to adequately support the mandate to be implemented for the Low Duration Bond Fund; and VIA’s review process and favorable assessment as to the nature, quality and extent of the subadvisory services expected to be provided by Brookfield to the Low Duration Bond Fund. The Directors acknowledged that Brookfield has experienced portfolio management personnel; and appeared to have adequate infrastructure and support staff to seek to achieve favorable results implementing the low duration securitized asset strategy it is to employ for the Low Duration Bond Fund. The Directors concluded that the nature, extent and quality of the subadvisory services expected to be provided by Brookfield was appropriate in light of the strategy the subadviser is to employ on behalf of the Low Duration Bond Fund and, thus, supported a decision to approve the New LDF Subadvisory Agreement.

Investment Performance. The Directors reviewed the investment performance information provided by VIA for Brookfield with respect to the proposed strategy it is to employ for the Low Duration Bond Fund, and considered this performance information versus a relevant benchmark and peer group (which was based on information provided by an independent third-party source) and VIA’s favorable assessment of such performance. Based on the information provided, the Directors concluded that the performance information supported a decision to approve the New LDF Subadvisory Agreement.

Subadvisory Fees, Expense Ratio Impact and Economies of Scale. In evaluating the proposed subadvisory fee, the Directors reviewed the subadvisory fee schedule for Brookfield. The Directors considered the information provided by VIA, as made available by Brookfield, comparing the subadvisory fee to be charged by the proposed subadviser to the Low Duration Bond Fund with the fee schedule it charges for managing other accounts with an investment strategy similar to the strategy it is to employ on behalf of the Low Duration Bond Fund (including one investment company). The Directors also considered VIA’s representations that, with respect to the proposed subadvisory fee schedule of Brookfield for the Low Duration Bond Fund, it negotiated the lowest subadvisory fee schedule available from the proposed subadviser for like accounts (accounts of similar size and mandate), and it believes such fee schedule is competitive and reasonable. Additionally, based on the information provided, the nature of the subadvisory services Brookfield is to provide to the Low Duration Bond Fund appeared to be comparable to those Brookfield provides in connection with its other subadviser relationships.

The Directors also reviewed information provided by VIA (which was based on an independent third-party source) on the fees charged by a group of U.S. separate account investment managers to accounts utilizing a short duration fixed income strategy, based upon the assumption that the accounts have assets comparable to the amount of assets to be allocated initially to Brookfield. According to the information provided, the proposed effective fee rate to be paid by the Low Duration Bond Fund to Brookfield at the proposed initial asset allocation level would be below the median fee charged by such short duration fixed income managers and would rank in the second quartile of such group of managers.

The Directors also considered information provided by VIA showing that there would be no change in the overall subadvisory fees and, therefore, no change in the total expense ratio of the Low Duration Bond Fund as a result of the New LDF Subadviser Structure and taking into account the Amended Schroders Fee Schedule. Referring to the comparative Short-Term Bond Peer Group data provided by VIA in connection with the December Meeting, the Directors noted that the expected total investment advisory fee and expected total expense ratio for the Low Duration Bond Fund, taking into account the New LDF Subadviser Structure and the Amended Schroders Fee Schedule, would continue to be below the average and median investment advisory fee and average and median expense ratio of the Short-Term Bond Peer Group, respectively.

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

The foregoing comparisons assisted the Directors in considering the New LDF Subadvisory Agreement by providing them with a basis for evaluating Brookfield’s fee schedule, including in light of the Low Duration Bond Fund’s expected overall investment advisory fee and total expense ratio, on a relative basis.

The Directors also reviewed the information provided by Brookfield regarding the estimated profits to be realized with respect to its relationship with the Low Duration Bond Fund. In considering the extent to which economies of scale may be realized by Brookfield as the assets of the Low Duration Bond Fund to be managed by the subadviser grow, and whether the proposed fee levels reflect these economies, the Directors noted that the proposed fee schedule under the New LDF Subadvisory Agreement includes breakpoints, whereby the Low Duration Bond Fund and its shareholders will benefit from reduced subadvisory fee rates as the assets managed by Brookfield increase. The Directors also considered that Brookfield’s proposed subadvisory fee was the product of arms-length negotiations. In addition, the Directors considered the appropriateness of the subadvisory fee structure in light of VIA’s representations that, with respect to the proposed subadvisory fee schedule of Brookfield for the Low Duration Bond Fund, it negotiated the lowest subadvisory fee schedule available from the proposed subadviser for like accounts (accounts of similar size and mandate).

Other Considerations. The Directors considered VIA’s conclusion that the New LDF Subadviser Structure, including the hiring of Brookfield as a subadviser, would achieve additional diversification and more sources of active return, resulting in an improved risk/return profile for the Low Duration Bond Fund.

The Directors considered the selection and due diligence process employed by VIA in deciding to recommend Brookfield as a subadviser to the Low Duration Bond Fund to implement the low duration securitized asset strategy and also considered VIA’s representation that it believes the proposed fee to be paid to Brookfield is appropriate and reasonable given the nature and quality of the services to be provided by the proposed subadviser and the nature of the investment strategy Brookfield is to employ on behalf of the Low Duration Bond Fund. The Directors also considered VIA’s strategy to efficiently implement the transition of assets to Brookfield. The Directors concluded that VIA’s recommendations and conclusions supported approval of the New LDF Subadvisory Agreement.

In considering whether there were any “fall-out” or ancillary benefits that may accrue to Brookfield, or its affiliates, as a result of the subadviser’s relationship with the Low Duration Bond Fund, the Directors noted that Brookfield does not anticipate any “fall-out” or ancillary benefits due to its relationship with the Low Duration Bond Fund.

Conclusion. After evaluating the information described above and full consideration of the foregoing factors, with no single factor identified as being of paramount importance, the Directors, including a majority of the Independent Directors, concluded that the initial approval of the New LDF Subadvisory Agreement was in the best interests of the Low Duration Bond Fund and its shareholders, and approved the New LDF Subadvisory Agreement with, and the fee to be paid to, Brookfield.

Approval of Amended Fee Schedule with Schroders

Also at the December Meeting, VIA recommended, and the Board, including a majority of the Independent Directors, approved, an amendment to the fee schedule of the existing Investment Subadvisory Agreement between the Company, on behalf of the Low Duration Bond Fund, VIA and Schroders (previously defined as “Amended Schroders Fee Schedule”). The Amended Schroders Fee Schedule modifies the rate of the subadvisory fee payable to Shroders by lowering the asset level to which the first breakpoint in the existing fee schedule would apply from $130 million to $100 million. In approving the Amended Schroders Fee Schedule, the Board took into consideration VIA’s assessment that the contractual fee to be paid to Schroders by the Low Duration Bond Fund under the Amended Schroders Fee Schedule would be more advantageous to the Low Duration Bond Fund and its shareholders under the New LDF Subadviser Structure (defined above), as the effective fee rate would remain unchanged when taking into account the reduction in the amount of assets of the Fund to be allocated to Schroders in connection with the New LDF Subadviser Structure. In addition, the Board considered Schroders’ representation that the nature, quality and scope of services it provides to the Low Duration Bond Fund would not be affected by the Amended Schroders Fee Schedule. The Amended Schroders Fee Schedule became effective on January 1, 2016.

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

H.	Householding

Only one copy of this Annual Report may be mailed to households, even if more than one person in a household is a shareholder of record, unless the Company has received instructions to the contrary. If you need additional copies of this Annual Report, please contact the Company toll free at 800-669-7400 or in writing at 777 North Capitol Street, NE, Suite 600, Washington, D.C. 20002. If you do not want this mailing of this Annual Report to be combined with those for other members of your household, contact the Company in writing at 777 North Capitol Street, NE, Suite 600, Washington, D.C. 20002 or toll free at 800-669-7400.

I.	Other Available Information

A description of the Company’s proxy voting policies and procedures and the proxy voting record for the year December 31, 2015 are available without charge, upon request by calling 800-669-7400, online at www.icmarc.org, or by accessing the Securities and Exchange Commission’s website at www.sec.gov.

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; the Company’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Standard & Poor’s and Dow Jones Marks and Indexes. The S&P 500 and the Dow Jones U.S. Select REIT Index (the “Indices”) are products of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use by The Vantagepoint Funds and Vantagepoint Investment Advisers, LLC respectively (the “Licensees”). S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“SPFS”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and Dow Jones U.S. Select REIT Index™ is a trademark of S&P DJI and/or its affiliates. These trademarks have been licensed for use by S&P DJI and sublicensed for certain purposes by the Licensees.

The Vantagepoint 500 Stock Index Fund and the Vantagepoint Diversifying Strategies Fund (the “Products”) are not sponsored, endorsed, sold or promoted by S&P DJI, SPFS, Dow Jones, or any of their respective affiliates or third party licensors (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to the Licensees with respect to the Indices is the licensing of the Indices and the above-referenced trademarks of S&P Dow Jones Indices. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to the Licensees or the Products. S&P Dow Jones Indices has no obligation to take the needs of the Licensees or the owners of the Products into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products or in the determination or calculation of the equation by which the Products are converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

Russell Investments Marks and Indexes. Russell Investments is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investments (“Russell”).

1) The Vantagepoint Aggressive Opportunities Fund, Vantagepoint Broad Market Index Fund, Vantagepoint Equity Income Fund and Vantagepoint Mid/Small Company Index Fund are not promoted, sponsored or endorsed by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed these Funds nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

2) Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

3) Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES. RUSSELL MAKES.

NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

MSCI Inc. (“MSCI”). The Vantagepoint Overseas Equity Index Fund is not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to the Fund or any index on which the Fund is based. The Fund’s registration statement contains a more detailed description of the limited relationship MSCI has with the Fund.

SCHEDULE OF INVESTMENTS

December 31, 2015

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—60.8%
Aerospace & Defense—0.2%
L-3 Communications Corp.
1.500%	05/28/2017		$970,000	$958,310
Lockheed Martin Corp.
1.850%	11/23/2018		290,000	289,690

				1,248,000

Auto Components—0.0%
Johnson Controls, Inc.
1.400%	11/02/2017		200,000	198,010

Automobiles—0.9%
Daimler Finance North America LLC
1.650%	03/02/2018	^	1,100,000	1,087,170
1.375%	08/01/2017	^	980,000	971,363
1.250%	01/11/2016	^	650,000	650,028
Hyundai Capital America
2.125%	10/02/2017	^	265,000	263,496
2.000%	03/19/2018	^	600,000	593,187
Nissan Motor Acceptance Corp.
1.950%	09/12/2017	^	650,000	651,333
1.000%	03/15/2016	^	1,115,000	1,115,176
Volkswagen Group of America Finance LLC
1.600%	11/20/2017	^	680,000	660,543
1.250%	05/23/2017	^	1,520,000	1,484,166

				7,476,462

Banks—14.4%
ABN AMRO Bank NV (Netherlands)
1.123%	10/28/2016	#^	730,000	732,117
ANZ New Zealand Int’l Ltd. (New Zealand)
1.125%	03/24/2016	^	710,000	710,472
Australia & New Zealand Banking Group Ltd. MTN (Australia)
2.000%	11/16/2018		1,910,000	1,907,477
Bank of America Corp.
6.500%	08/01/2016		6,600,000	6,793,453
3.875%	03/22/2017		200,000	204,433
Bank of America Corp. MTN
5.650%	05/01/2018		3,750,000	4,034,610
1.700%	08/25/2017		830,000	827,959
1.656%	03/22/2018	#	1,480,000	1,485,553
1.250%	01/11/2016		790,000	790,062
Bank of America Corp., Series 1
3.750%	07/12/2016		520,000	526,588
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)
1.450%	09/08/2017	^	1,130,000	1,123,043
0.857%	02/26/2016	#^	1,250,000	1,249,900
Banque Federative du Credit Mutuel SA (France)
1.173%	10/28/2016	#^	1,500,000	1,504,544
Barclays Bank plc (United Kingdom)
0.944%	02/17/2017	#	1,100,000	1,099,682
Barclays Bank plc, Bank Note (United Kingdom)
6.750%	05/22/2019		4,250,000	4,833,933
2.500%	02/20/2019		2,250,000	2,256,104
BB&T Corp. MTN
1.600%	08/15/2017		420,000	420,579
0.989%	02/01/2019	#	1,540,000	1,527,800
BNZ International Funding Ltd. (New Zealand)
1.900%	02/26/2018	^	1,200,000	1,195,830
Capital One Bank USA NA, Bank Note
1.200%	02/13/2017		6,400,000	6,370,208
1.150%	11/21/2016		430,000	429,057

Coupon Rate	Maturity Date		Face	Value

Capital One NA, Bank Note
1.650%	02/05/2018		$1,070,000	$1,059,952
1.500%	09/05/2017		1,040,000	1,032,133
CIT Group, Inc.
5.250%	03/15/2018		475,000	491,625
Citigroup, Inc.
2.650%	10/26/2020		6,029,000	5,986,972
2.400%	02/18/2020		4,228,000	4,182,595
1.850%	11/24/2017		940,000	939,045
1.550%	08/14/2017		1,930,000	1,923,369
1.402%	04/01/2016	#	1,320,000	1,319,902
Citizens Bank NA MTN
1.600%	12/04/2017		1,300,000	1,288,483
Citizens Bank NA, Bank Note
2.300%	12/03/2018		350,000	349,831
Commonwealth Bank of Australia (Australia)
1.750%	11/02/2018		900,000	894,083
Compass Bank, Bank Note
1.850%	09/29/2017		1,000,000	991,871
Credit Agricole SA (France)
1.481%	04/15/2016	#^†	1,080,000	1,082,275
1.462%	10/03/2016	#^†	1,090,000	1,093,499
1.121%	04/15/2019	#^	700,000	696,574
Discover Bank
2.600%	11/13/2018		3,014,000	3,013,650
Fifth Third Bancorp
5.450%	01/15/2017		355,000	368,117
Fifth Third Bank/Ohio, Bank Note
1.150%	11/18/2016		900,000	899,102
HSBC Bank plc (United Kingdom)
1.002%	05/15/2018	#^	3,840,000	3,827,459
Huntington National Bank (The)
2.200%	11/06/2018		440,000	439,084
1.375%	04/24/2017		360,000	357,942
1.350%	08/02/2016		300,000	300,055
0.745%	04/24/2017	#	300,000	298,593
Huntington National Bank (The), Bank Note
1.300%	11/20/2016		590,000	589,734
Industrial & Commercial Bank of China Ltd. MTN (China)
2.351%	11/13/2017		590,000	592,043
JPMorgan Chase & Co.
3.150%	07/05/2016		8,090,000	8,174,233
1.220%	01/25/2018	#	750,000	751,922
JPMorgan Chase & Co. MTN
1.350%	02/15/2017		1,540,000	1,537,149
KeyBank NA, Bank Note
1.100%	11/25/2016		320,000	319,609
Lloyds Bank plc (United Kingdom)
2.300%	11/27/2018		320,000	321,494
Macquarie Bank Ltd. (Australia)
1.600%	10/27/2017	^	1,260,000	1,251,364
0.953%	10/27/2017	#^	710,000	706,996
Manufacturers & Traders Trust Co., Bank Note
1.400%	07/25/2017		1,160,000	1,154,941
1.250%	01/30/2017		870,000	869,338
Mitsubishi UFJ Trust & Banking Corp. (Japan)
1.600%	10/16/2017	^	740,000	735,340
Mizuho Bank Ltd. (Japan)
1.700%	09/25/2017	^	610,000	607,249
1.300%	04/16/2017	^	610,000	607,194
1.053%	09/25/2017	#^	400,000	397,596
National Australia Bank Ltd. (Australia)
1.300%	06/30/2017	^	260,000	259,614
Nederlandse Waterschapsbank NV (Netherlands)
1.250%	09/18/2017	^	2,200,000	2,200,891

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
PNC Bank NA, Bank Note
1.150%	11/01/2016		$400,000	$400,087
Regions Bank, Bank Note
2.250%	09/14/2018		4,130,000	4,128,336
Regions Financial Corp.
2.000%	05/15/2018		920,000	914,022
Royal Bank of Scotland Group plc (United Kingdom)
1.875%	03/31/2017		1,000,000	996,117
Royal Bank of Scotland plc (The) (United Kingdom)
4.375%	03/16/2016		274,000	275,801
Standard Chartered Bank (United Kingdom)
6.400%	09/26/2017	^	1,500,000	1,597,587
Standard Chartered plc (United Kingdom)
3.200%	05/12/2016	^	4,100,000	4,129,877
1.500%	09/08/2017	^	2,000,000	1,989,000
Sumitomo Mitsui Banking Corp. (Japan)
1.300%	01/10/2017		590,000	588,699
0.985%	07/19/2016	#	330,000	330,391
0.900%	01/18/2016		480,000	480,004
SunTrust Bank
5.200%	01/17/2017		1,320,000	1,364,147
SunTrust Bank, Bank Note
1.350%	02/15/2017		1,540,000	1,537,157
Westpac Banking Corp. (Australia)
1.950%	11/23/2018		1,890,000	1,887,477

				114,555,024

Beverages—0.3%
Coca-Cola Co. (The)
0.875%	10/27/2017		438,000	436,485
SABMiller Holdings, Inc.
2.450%	01/15/2017	^	720,000	725,656
Suntory Holdings Ltd. (Japan)
1.650%	09/29/2017	^	1,130,000	1,122,648

				2,284,789

Biotechnology—0.4%
Amgen, Inc.
1.250%	05/22/2017		1,740,000	1,734,048
Baxalta, Inc.
2.000%	06/22/2018	^	320,000	316,905
1.366%	06/22/2018	#^	580,000	578,540
Celgene Corp.
2.125%	08/15/2018		460,000	460,392
Gilead Sciences, Inc.
1.850%	09/04/2018		320,000	321,517

				3,411,402

Capital Markets—2.8%
Bank of New York Mellon Corp. (The) MTN
0.889%	08/01/2018	#	750,000	748,574
Credit Suisse AG (Switzerland)
1.750%	01/29/2018		800,000	797,994
Credit Suisse AG MTN (Switzerland)
1.375%	05/26/2017		2,210,000	2,200,011
Goldman Sachs Group, Inc. (The)
3.625%	02/07/2016		1,350,000	1,353,452
2.750%	09/15/2020		5,005,000	5,007,187
Goldman Sachs Group, Inc. (The) MTN
1.462%	11/15/2018	#	910,000	914,333

Coupon Rate	Maturity Date		Face	Value

Hutchison Whampoa International 12 II Ltd. (Cayman Islands)
2.000%	11/08/2017	^	$480,000	$480,658
ING Bank NV (Netherlands)
2.000%	11/26/2018	^	1,490,000	1,484,910
Macquarie Group Ltd. (Australia)
1.329%	01/31/2017	#^	1,540,000	1,542,449
Morgan Stanley
1.463%	01/27/2020	#	2,010,000	2,016,265
Morgan Stanley MTN
6.625%	04/01/2018		740,000	811,858
1.056%	07/23/2019	#	1,930,000	1,914,699
Nomura Holdings, Inc. MTN (Japan)
1.952%	09/13/2016	#	1,310,000	1,315,488
UBS AG MTN (Switzerland)
1.800%	03/26/2018		1,600,000	1,597,840

				22,185,718

Chemicals—0.1%
Ashland, Inc.
3.875%	04/15/2018		1,050,000	1,074,937

Commercial Services & Supplies—0.1%
Mobile Mini, Inc.
7.875%	12/01/2020		700,000	728,000

Communications Equipment—0.3%
QUALCOMM, Inc.
1.400%	05/18/2018		2,610,000	2,588,580

Consumer Finance—4.9%
Ally Financial, Inc.
3.250%	09/29/2017		1,200,000	1,201,500
American Express Co.
0.968%	05/22/2018	#	1,410,000	1,402,086
American Express Credit Corp.
0.834%	07/29/2016	#	1,120,000	1,120,345
American Express Credit Corp. MTN
1.125%	06/05/2017		230,000	228,988
American Honda Finance Corp.
1.125%	10/07/2016		600,000	600,548
Capital One Financial Corp.
2.450%	04/24/2019		2,500,000	2,506,495
Caterpillar Financial Services Corp. MTN
1.250%	08/18/2017		730,000	727,558
1.000%	03/03/2017		1,030,000	1,027,606
Ford Motor Credit Co. LLC
4.250%	02/03/2017		800,000	817,582
3.000%	06/12/2017		690,000	696,952
1.724%	12/06/2017		2,004,000	1,974,054
1.684%	09/08/2017		1,350,000	1,334,201
1.259%	01/09/2018	#	3,469,000	3,435,878
Ford Motor Credit Co. LLC, Series 1
1.332%	03/12/2019	#	1,060,000	1,038,460
General Motors Financial Co., Inc.
3.000%	09/25/2017		890,000	893,783
2.400%	04/10/2018		1,900,000	1,891,707
HSBC Finance Corp.
0.844%	06/01/2016	#	5,347,000	5,337,974
HSBC USA, Inc.
1.700%	03/05/2018		1,410,000	1,402,574
1.474%	09/24/2018	#	900,000	901,331
International Lease Finance Corp.
3.875%	04/15/2018		1,095,000	1,105,950
2.462%	06/15/2016	#	1,295,000	1,295,000
John Deere Capital Corp.
1.050%	10/11/2016		560,000	560,718

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
John Deere Capital Corp. MTN
1.350%	01/16/2018		$595,000	$592,785
1.125%	06/12/2017		1,240,000	1,237,801
PACCAR Financial Corp. MTN
1.100%	06/06/2017		370,000	368,205
1.052%	12/06/2018	#	290,000	290,776
0.800%	02/08/2016		300,000	300,132
Synchrony Financial
3.000%	08/15/2019		580,000	579,687
2.600%	01/15/2019		560,000	558,391
1.875%	08/15/2017		460,000	458,071
1.564%	02/03/2020	#	380,000	374,363
Toyota Motor Credit Corp. MTN
1.550%	07/13/2018		1,320,000	1,317,368
1.125%	05/16/2017		1,750,000	1,747,412

				39,326,281

Containers & Packaging—0.2%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)
3.512%	12/15/2019	#^	1,730,000	1,695,400

Diversified Financial Services—4.2%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
2.250%	01/14/2019		8,000,000	8,031,616
ERAC USA Finance LLC
1.400%	04/15/2016	^	230,000	229,906
GE Capital UK Funding MTN (Ireland)
0.735%	03/20/2017	#	GBP 700,000	1,029,695
General Electric Capital Corp. MTN
6.000%	08/07/2019		$600,000	680,037
5.500%	01/08/2020		3,323,000	3,729,011
0.971%	07/12/2016	#	7,757,000	7,776,338
McGraw Hill Financial, Inc.
3.300%	08/14/2020		360,000	363,455
2.500%	08/15/2018		827,000	832,685
Moody’s Corp.
2.750%	07/15/2019		6,918,000	6,982,268
Nationwide Building Society (United Kingdom)
2.350%	01/21/2020	^	1,200,000	1,193,074
Shell International Finance BV (Netherlands)
1.625%	11/10/2018		800,000	796,138
1.250%	11/10/2017		830,000	826,078
0.921%	11/10/2018	#	1,010,000	1,008,745

				33,479,046

Diversified Telecommunication Services—3.2%
AT&T, Inc.
5.500%	02/01/2018		250,000	267,379
2.450%	06/30/2020		7,275,000	7,172,139
1.700%	06/01/2017		4,785,000	4,799,857
British Telecommunications plc (United Kingdom)
1.625%	06/28/2016		320,000	320,437
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017		370,000	370,582
Verizon Communications, Inc.
3.650%	09/14/2018		1,779,000	1,861,476
2.625%	02/21/2020		4,350,000	4,369,370
2.252%	09/14/2018	#	4,134,000	4,235,713
2.042%	09/15/2016	#	280,000	281,763
1.350%	06/09/2017		1,240,000	1,236,854

Coupon Rate	Maturity Date		Face	Value

Windstream Services LLC
7.875%	11/01/2017		$880,000	$904,649

				25,820,219

Electric Utilities—0.7%
Duke Energy Corp.
0.992%	04/03/2017	#	460,000	458,614
Electricite de France SA (France)
1.150%	01/20/2017	^	790,000	788,226
0.777%	01/20/2017	#^	450,000	449,731
Georgia Power Co.
0.832%	03/15/2016	#	1,394,000	1,392,861
Southern California Edison Co.
1.845%	02/01/2022		2,042,857	2,024,862
Southern Power Co.
1.850%	12/01/2017		280,000	280,009

				5,394,303

Electronic Equipment, Instruments & Components—0.1%
Amphenol Corp.
1.550%	09/15/2017		470,000	467,797

Energy Equipment & Services—1.3%
Cameron International Corp.
1.400%	06/15/2017		400,000	394,467
Ensco plc (United Kingdom)
4.700%	03/15/2021		3,682,000	2,967,920
Halliburton Co.
2.700%	11/15/2020		4,781,000	4,728,973
Nabors Industries, Inc.
2.350%	09/15/2016		1,200,000	1,194,241
National Oilwell Varco, Inc.
1.350%	12/01/2017		830,000	812,383

				10,097,984

Food & Staples Retailing—0.9%
CVS Health Corp.
2.250%	12/05/2018		3,584,000	3,603,755
1.900%	07/20/2018		810,000	810,016
Kroger Co. (The)
2.200%	01/15/2017		650,000	656,060
0.845%	10/17/2016	#	910,000	909,596
Walgreens Boots Alliance, Inc.
1.750%	11/17/2017		330,000	329,506
0.814%	05/18/2016	#	590,000	588,006

				6,896,939

Food Products—2.2%
ConAgra Foods, Inc.
1.300%	01/25/2016		300,000	300,048
General Mills, Inc.
1.400%	10/20/2017		1,070,000	1,065,179
Kraft Heinz Foods Co.
2.000%	07/02/2018	^	9,233,000	9,194,969
1.600%	06/30/2017	^	1,270,000	1,266,783
Tyson Foods, Inc.
2.650%	08/15/2019		4,604,000	4,610,404
Want Want China Finance Ltd. (Virgin Islands, British)
1.875%	05/14/2018	^	680,000	667,427
Wm. Wrigley Jr. Co.
2.000%	10/20/2017	^	200,000	200,412
1.400%	10/21/2016	^	200,000	199,833

				17,505,055

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Gas Utilities—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019		$1,000,000	$962,500

Health Care Equipment & Supplies—1.1%
Becton Dickinson and Co.
1.800%	12/15/2017		430,000	429,579
1.450%	05/15/2017		1,800,000	1,792,994
0.962%	06/15/2016	#	310,000	309,889
Medtronic, Inc.
2.500%	03/15/2020		4,724,000	4,760,346
1.500%	03/15/2018		390,000	389,900
Zimmer Biomet Holdings, Inc.
2.700%	04/01/2020		280,000	276,756
2.000%	04/01/2018		910,000	904,885

				8,864,349

Health Care Providers & Services—1.4%
Anthem, Inc.
2.375%	02/15/2017		5,430,000	5,479,869
2.300%	07/15/2018		3,000,000	2,996,169
Express Scripts Holding Co.
1.250%	06/02/2017		570,000	566,396
McKesson Corp.
1.292%	03/10/2017		400,000	398,992
Tenet Healthcare Corp.
6.250%	11/01/2018		735,000	777,263
UnitedHealth Group, Inc.
1.900%	07/16/2018		630,000	632,128
1.450%	07/17/2017		550,000	550,140

				11,400,957

Hotels, Restaurants & Leisure—0.3%
Carnival Corp. (Panama)
1.875%	12/15/2017		280,000	279,735
McDonald’s Corp. MTN
2.100%	12/07/2018		2,282,000	2,285,076

				2,564,811

Household Durables—0.1%
Newell Rubbermaid, Inc.
2.150%	10/15/2018		360,000	348,627
Whirlpool Corp.
1.650%	11/01/2017		490,000	487,686

				836,313

Independent Power and Renewable Electricity Producers—0.3%
AES Corp. (The)
3.414%	06/01/2019	#	1,140,000	1,048,800
Talen Energy Supply LLC
4.625%	07/15/2019	^	1,340,000	1,011,700
TransAlta Corp. (Canada)
1.900%	06/03/2017		160,000	155,444

				2,215,944

Insurance—1.6%
Metropolitan Life Global Funding I
2.000%	04/14/2020	^	4,000,000	3,920,644
1.950%	12/03/2018	^	990,000	988,006
0.851%	07/15/2016	#^	4,000,000	4,006,632

Coupon Rate	Maturity Date		Face	Value

Prudential Financial, Inc. MTN
6.100%	06/15/2017		$2,500,000	$2,649,445
1.142%	08/15/2018	#	600,000	600,155
TIAA Asset Management Finance Co. LLC
2.950%	11/01/2019	^	810,000	812,343

				12,977,225

Internet Software & Services—0.3%
Alibaba Group Holding Ltd. (Cayman Islands)
2.500%	11/28/2019		200,000	195,642
1.625%	11/28/2017		600,000	593,019
Baidu, Inc. (Cayman Islands)
2.250%	11/28/2017		500,000	500,681
IAC/InterActiveCorp
4.875%	11/30/2018		350,000	352,187
Tencent Holdings Ltd. (Cayman Islands)
2.000%	05/02/2017	^	800,000	801,089

				2,442,618

IT Services—0.1%
Fidelity National Information Services, Inc.
2.000%	04/15/2018		380,000	373,834
1.450%	06/05/2017		190,000	187,493
International Business Machines Corp.
1.125%	02/06/2018		510,000	506,741

				1,068,068

Life Sciences Tools & Services—0.1%
Thermo Fisher Scientific, Inc.
2.150%	12/14/2018		290,000	289,987
1.300%	02/01/2017		400,000	398,691

				688,678

Machinery—0.2%
CNH Industrial Capital LLC
3.875%	07/16/2018		790,000	766,300
Stanley Black & Decker, Inc.
2.451%	11/17/2018		790,000	793,628

				1,559,928

Marine—0.1%
AP Moeller—Maersk A/S (Denmark)
2.550%	09/22/2019	^	1,000,000	990,508

Media—0.4%
DISH DBS Corp.
4.625%	07/15/2017		1,000,000	1,022,500
NBCUniversal Enterprise, Inc.
1.006%	04/15/2018	#^	500,000	499,445
Thomson Reuters Corp. (Canada)
1.650%	09/29/2017		950,000	945,523
1.300%	02/23/2017		400,000	398,198

				2,865,666

Metals & Mining—2.7%
Anglo American Capital plc (United Kingdom)
2.625%	09/27/2017	^	4,400,000	3,851,549
1.271%	04/15/2016	#^	350,000	346,599
Barrick North America Finance LLC
6.800%	09/15/2018		6,056,000	6,219,876
Freeport-McMoRan, Inc.
2.300%	11/14/2017		640,000	548,000
2.150%	03/01/2017		490,000	450,800
Glencore Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	5,285,000	4,837,836

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Glencore Funding LLC
2.500%	01/15/2019	^	$417,000	$348,438
1.681%	01/15/2019	#^	1,230,000	1,018,374
Rio Tinto Finance USA Ltd. (Australia)
6.500%	07/15/2018		3,500,000	3,794,049

				21,415,521

Oil, Gas & Consumable Fuels—6.2%
Boardwalk Pipelines LP
5.875%	11/15/2016		320,000	323,170
BP Capital Markets plc (United Kingdom)
1.674%	02/13/2018		1,360,000	1,358,885
0.851%	05/10/2018	#	240,000	238,570
Canadian Natural Resources Ltd. (Canada)
1.750%	01/15/2018		700,000	681,174
Chevron Corp.
1.790%	11/16/2018		620,000	614,644
1.344%	11/09/2017		1,340,000	1,337,366
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
1.125%	05/09/2016		620,000	619,112
CNPC General Capital Ltd. (Virgin Islands, British)
1.262%	05/14/2017	#^	700,000	698,979
ConocoPhillips Co.
1.500%	05/15/2018		710,000	697,227
Devon Energy Corp.
2.250%	12/15/2018		1,973,000	1,801,937
Enbridge, Inc. (Canada)
0.866%	06/02/2017	#	420,000	411,501
Energy Transfer Partners LP
2.500%	06/15/2018		1,386,000	1,328,349
Enterprise Products Operating LLC, Series N
6.500%	01/31/2019		2,021,000	2,221,934
Hess Corp.
1.300%	06/15/2017		460,000	450,268
Kinder Morgan, Inc.
3.050%	12/01/2019		4,295,000	3,978,664
2.000%	12/01/2017		300,000	289,181
Murphy Oil Corp.
2.500%	12/01/2017		430,000	394,556
Phillips 66
2.950%	05/01/2017		5,616,000	5,694,175
Phillips 66 Partners LP
2.646%	02/15/2020		5,616,000	5,305,576
Sabine Pass LNG LP
7.500%	11/30/2016		1,010,000	1,010,000
Sinopec Capital 2013 Ltd. (Virgin Islands, British)
1.250%	04/24/2016	^	630,000	629,287
Statoil ASA (Norway)
0.804%	11/08/2018	#	800,000	794,283
0.652%	05/15/2018	#	2,285,000	2,272,759
Suncor Energy, Inc. (Canada)
6.100%	06/01/2018		7,071,000	7,609,542
Total Capital International SA (France)
0.911%	08/10/2018	#	780,000	777,052
TransCanada PipeLines Ltd. (Canada)
1.625%	11/09/2017		5,610,000	5,566,455
1.283%	06/30/2016	#	1,300,000	1,297,907
WPX Energy, Inc.
5.250%	01/15/2017		990,000	930,600

				49,333,153

Coupon Rate	Maturity Date		Face	Value

Pharmaceuticals—3.1%
AbbVie, Inc.
1.800%	05/14/2018		$9,389,000	$9,351,134
1.750%	11/06/2017		1,450,000	1,447,835
Actavis Funding SCS (Luxembourg)
3.000%	03/12/2020		2,603,000	2,607,438
2.350%	03/12/2018		1,630,000	1,632,562
1.850%	03/01/2017		1,110,000	1,112,306
1.757%	03/12/2020	#	820,000	823,756
1.300%	06/15/2017		700,000	693,591
Actavis, Inc.
3.250%	10/01/2022		1,193,000	1,174,655
EMD Finance LLC
1.700%	03/19/2018	^	4,098,000	4,061,098
Merck & Co., Inc.
0.724%	05/18/2018	#	1,120,000	1,121,497
Perrigo Co. plc (Ireland)
1.300%	11/08/2016		700,000	695,194

				24,721,066

Real Estate Investment Trusts (REITs)—0.2%
Liberty Property LP
6.625%	10/01/2017		445,000	477,755
Ventas Realty LP
1.550%	09/26/2016		481,000	481,418
1.250%	04/17/2017		290,000	287,952
Welltower, Inc.
3.625%	03/15/2016		440,000	441,934

				1,689,059

Real Estate Management & Development—0.1%
WEA Finance LLC/Westfield UK & Europe Finance plc
2.700%	09/17/2019	^	400,000	397,052
1.750%	09/15/2017	^	330,000	327,304

				724,356

Road & Rail—0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017	†	465,000	476,625
Hertz Corp. (The)
6.750%	04/15/2019		1,000,000	1,024,000
JB Hunt Transport Services, Inc.
2.400%	03/15/2019		770,000	775,414
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.750%	05/11/2017	^	345,000	352,080
2.500%	03/15/2016	^	620,000	621,102
2.500%	06/15/2019	^	290,000	285,497
Ryder System, Inc. MTN
2.500%	03/01/2017		540,000	543,753

				4,078,471

Semiconductors & Semiconductor Equipment—0.0%
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	410,000	402,071

Software—0.8%
Autodesk, Inc.
1.950%	12/15/2017		430,000	428,769
Microsoft Corp.
2.000%	11/03/2020		5,872,000	5,877,684

				6,306,453

Specialty Retail—0.1%
AutoZone, Inc.
1.300%	01/13/2017		440,000	439,527

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Technology Hardware, Storage & Peripherals—1.1%
Hewlett Packard Enterprise Co.
2.850%	10/05/2018	^	$6,198,000	$6,198,607
2.450%	10/05/2017	^	1,520,000	1,519,357
Seagate HDD Cayman (Cayman Islands)
3.750%	11/15/2018		780,000	774,670

				8,492,634

Thrifts & Mortgage Finance—0.6%
Abbey National Treasury Services plc (United Kingdom)
1.650%	09/29/2017		1,700,000	1,702,268
Astoria Financial Corp.
5.000%	06/19/2017		690,000	714,145
BPCE SA MTN (France)
1.625%	02/10/2017		550,000	549,153
1.570%	04/25/2016	#	800,000	802,198
1.203%	06/23/2017	#	490,000	489,068
Santander Bank NA
2.000%	01/12/2018		900,000	893,820

				5,150,652

Tobacco—1.6%
BAT International Finance plc (United Kingdom)
1.850%	06/15/2018	^	770,000	770,078
1.022%	06/15/2018	#^	580,000	579,561
Imperial Tobacco Finance plc (United Kingdom)
2.050%	07/20/2018	^	840,000	835,855
Reynolds American, Inc.
6.875%	05/01/2020		2,834,000	3,272,445
2.300%	08/21/2017	†	2,877,000	2,900,546
2.300%	06/12/2018		3,991,000	4,018,434

				12,376,919

Trading Companies & Distributors—0.2%
Aircastle Ltd. (Bermuda)
6.750%	04/15/2017		635,000	663,975
GATX Corp.
2.500%	07/30/2019		700,000	689,323

				1,353,298

Wireless Telecommunication Services—0.3%
SBA Communications Corp.
5.625%	10/01/2019		430,000	449,888
T-Mobile USA, Inc.
5.250%	09/01/2018		720,000	736,344
Vodafone Group plc (United Kingdom)
0.752%	02/19/2016	#	1,210,000	1,209,339

				2,395,571

TOTAL CORPORATE OBLIGATIONS
(Cost $490,049,381)				484,750,262

FLOATING RATE LOANS—0.5%**
ABC Supply Co., Term Loan B
3.500%	04/16/2020	#	777,500	772,396
ARAMARK Corp., Extended Term Loan
3.250%	09/07/2019	#	1,286,786	1,285,981
CDW LLC, Term Loan
3.250%	04/29/2020	#	977,394	955,769

Coupon Rate	Maturity Date		Face	Value

Dole Food Co., Inc. Tranche B Term Loan
4.500%	11/01/2018	#	$924,189	$920,146

TOTAL FLOATING RATE LOANS
(Cost $3,966,488)				3,934,292

MORTGAGE-BACKED SECURITIES—4.5%
Commercial Mortgage-Backed Securities—1.9%
American Homes 4 Rent, Series 2014-SFR1, Class A
1.351%	06/17/2031	#^	661,791	649,899
Colony American Homes, Series 2014-1A, Class A
1.400%	05/17/2031	#^	690,410	677,761
Colony American Homes, Series 2014-2A, Class A
1.368%	07/17/2031	#^	1,229,387	1,202,746
Colony American Homes, Series 2015-1A, Class A
1.551%	07/17/2032	#^	2,426,896	2,377,931
Hilton USA Trust, Series 2013-HLF, Class AFL
1.269%	11/05/2030	#^	1,278,467	1,273,161
Invitation Homes Trust, Series 2013-SFR1, Class A
1.451%	12/17/2030	#^	907,679	891,767
Invitation Homes Trust, Series 2014-SFR1, Class A
1.351%	06/17/2031	#^	3,570,000	3,501,181
Invitation Homes Trust, Series 2014-SFR2, Class A
1.451%	09/17/2031	#^	2,220,000	2,184,004
Invitation Homes Trust, Series 2015-SFR3, Class A
1.651%	08/17/2032	#^	894,543	880,151
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A
1.581%	01/15/2032	#^	1,600,000	1,595,241

				15,233,842

Non-Agency Mortgage-Backed Securities—1.8%
Banc of America Mortgage Trust, Series 2004-L, Class 1A1
2.777%	01/25/2035	#	252,024	251,085
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	1,158,876	1,094,993
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M1
1.872%	11/25/2023	#	621,552	621,686
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQ1, Class M1
1.472%	03/25/2025	#	646,336	646,280
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQA2, Class M1
1.572%	05/25/2028	#	614,524	614,885
Federal National Mortgage Association Connecticut Avenue Securities, Series 2013-C01, Class M1
2.422%	10/25/2023	#	876,090	882,756

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

MORTGAGE-BACKED SECURITIES—(Continued)
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C01, Class M1
2.022%	01/25/2024	#	$1,035,506	$1,037,418
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 1M1
1.372%	05/25/2024	#	1,071,228	1,059,864
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C03, Class 1M1
1.622%	07/25/2024	#	2,351,389	2,343,409
GSAMP Trust, Series 2004-SEA2, Class M1
1.072%	03/25/2034	#	562,225	563,469
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.500%	03/25/2043	#^	609,213	604,389
MLCC Mortgage Investors Trust, Series 2004-1, Class 2A2
2.239%	12/25/2034	#	716,429	719,980
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.865%	01/25/2042	#	561,250	564,287
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	291,991	294,836
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	684,641	665,054
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#	803,180	781,627
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058	#^	568,420	567,539
Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065	#^	396,562	397,220
Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 2A1
2.174%	10/19/2034	#	201,350	169,839
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class B1
2.743%	09/25/2034	#	595,520	545,946

				14,426,562

U.S. Government Agency Mortgage-Backed Securities— 0.8%
Federal Deposit Insurance Corporation Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A
3.250%	04/25/2038	^	646,396	660,677
Federal National Mortgage Association
3.146%	07/01/2041	#	1,440,003	1,525,029
2.960%	06/01/2041	#	658,229	688,017
2.256%	10/01/2034	#	680,585	717,763
2.165%	09/01/2034	#	154,367	163,081
2.076%	10/01/2034	#	109,128	114,117

Coupon Rate	Maturity Date		Face	Value

National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020		$11,182	$11,214
National Credit Union Administration Guaranteed Notes, Series 2010-R3, Class 1A
0.829%	12/08/2020	#	2,353,516	2,370,183

				6,250,081

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $36,241,777)				35,910,485

U.S. TREASURY OBLIGATIONS—15.1%
U.S. Treasury Bills—2.5%
U.S. Treasury Bill
0.080%	01/14/2016		20,000,000	19,999,440

U.S. Treasury Notes—12.6%
U.S. Treasury Note
1.000%	12/31/2017-
	09/15/2018		46,080,000	45,899,594
0.875%	04/30/2017-
	01/15/2018		28,040,000	27,952,876
0.750%	10/31/2017		9,058,000	9,010,763
0.625%	07/31/2017-
	11/30/2017		17,030,000	16,917,482
0.375%	03/15/2016	‡‡	315,000	315,117

				100,095,832

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $120,489,690)				120,095,272

GOVERNMENT RELATED OBLIGATIONS—3.2%
Non-U.S. Government Agencies—0.5%
FMS Wertmanagement AoeR (Germany)
1.125%	09/05/2017		1,600,000	1,597,517
0.625%	01/30/2017		1,620,000	1,613,014
Korea Expressway Corp. (Korea, Republic of)
1.625%	04/28/2017	^	700,000	698,014

				3,908,545

Sovereign Debt—0.7%
Bank of England Euro Note (United Kingdom)
1.250%	03/16/2018	^	2,500,000	2,498,533
Caisse d’Amortissement de la Dette Sociale (France)
1.250%	03/12/2018	^	1,410,000	1,405,977
Instituto de Credito Oficial (Spain)
1.125%	04/01/2016	^	1,610,000	1,610,547

				5,515,057

Supranational—0.7%
Asian Development Bank MTN
0.750%	07/28/2017		2,210,000	2,198,532
European Investment Bank
1.125%	12/15/2016-
	08/15/2018		3,210,000	3,202,783

				5,401,315

U.S. Municipal Bonds—1.1%
California Earthquake Authority Revenue Bonds (California)
1.824%	07/01/2017		700,000	704,452
California General Obligation Bonds (California)
1.050%	02/01/2016		755,000	755,430

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

GOVERNMENT RELATED OBLIGATIONS—(Continued)
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series A (Florida)
2.995%	07/01/2020		$3,125,000	$3,170,375
1.298%	07/01/2016		1,955,000	1,961,041
State of Illinois General Obligation Bonds (Illinois)
5.877%	03/01/2019		1,830,000	1,966,445

				8,557,743

Non-U.S. Regional Authority Bonds—0.2%
Province of British Columbia (Canada)
1.200%	04/25/2017		2,000,000	2,002,698

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $25,273,323)				25,385,358

ASSET-BACKED SECURITIES—13.6%
Automobiles—2.7%
Ally Master Owner Trust Series 2013-2, Class A
0.781%	04/15/2018	#	1,600,000	1,599,318
Capital Auto Receivables Asset Trust Series 2013-1, Class C
1.740%	10/22/2018		330,000	329,773
Capital Auto Receivables Asset Trust Series 2013-1, Class B
1.290%	04/20/2018		330,000	329,269
CarMax Auto Owner Trust Series 2015-2, Class A3
1.370%	03/16/2020		3,515,000	3,491,417
Ford Credit Auto Owner Trust Series 2013-A, Class A3
0.550%	07/15/2017		420,020	419,875
Harley-Davidson Motorcycle Trust Series 2014-1, Class A3
1.100%	09/15/2019		5,502,000	5,483,073
Porsche Financial Auto Securitization Trust Series 2014-1, Class A3
0.670%	01/23/2018	^	4,316,860	4,309,193
Toyota Auto Receivables Owner Trust Series 2014-B, Class A4
1.310%	09/16/2019		400,000	398,521
Volkswagen Auto Loan Enhanced Trust Series 2014-1, Class A3
0.910%	10/22/2018		5,436,000	5,398,241

				21,758,680

Credit Card—8.6%
American Express Credit Account Master Trust Series 2014-1, Class A
0.601%	12/15/2021	#	5,989,000	5,973,886
BA Credit Card Trust Series 2014-A1, Class A
0.711%	06/15/2021	#	5,600,000	5,594,515
Cabela’s Credit Card Master Note Trust Series 2014-2, Class A
0.801%	07/15/2022	#	2,531,000	2,511,322
Cabela’s Credit Card Master Note Trust Series 2014-1, Class A
0.681%	03/16/2020	#	2,195,000	2,191,469

Coupon Rate	Maturity Date		Face	Value

Capital One Multi-Asset Execution Trust Series 2007-A7, Class A7
5.750%	07/15/2020		$2,100,000	$2,245,315
Capital One Multi-Asset Execution Trust Series 2007-A5, Class A5
0.371%	07/15/2020	#	4,900,000	4,877,510
Capital One Multi-Asset Execution Trust Series 2014-A3, Class A3
0.711%	01/18/2022	#	1,800,000	1,792,041
Chase Issuance Trust Series 2013-A9, Class A
0.751%	11/16/2020	#	9,000,000	9,006,473
Chase Issuance Trust Series 2006-A2, Class A2
5.160%	04/16/2018		2,114,000	2,124,526
Chase Issuance Trust Series 2007-B1, Class B1
0.581%	04/15/2019	#	1,500,000	1,492,753
Citibank Credit Card Issuance Trust Series 2008-A2, Class A2
1.570%	01/23/2020	#	3,300,000	3,350,353
Citibank Credit Card Issuance Trust Series 2006-A3, Class A3
5.300%	03/15/2018		960,000	968,631
Citibank Credit Card Issuance Trust Series 2013-A6, Class A6
1.320%	09/07/2018		3,897,000	3,905,170
Discover Card Execution Note Trust Series 2013-A6, Class A6
0.781%	04/15/2021	#	5,558,000	5,557,590
Discover Card Execution Note Trust Series 2014-A1, Class A1
0.761%	07/15/2021	#	3,200,000	3,198,641
Discover Card Execution Note Trust Series 2007-A1, Class A1
5.650%	03/16/2020		750,000	802,225
Synchrony Credit Card Master Note Trust Series 2012-6, Class A
1.360%	08/17/2020		4,840,000	4,817,994
Synchrony Credit Card Master Note Trust Series 2012-3, Class A
0.781%	03/15/2020	#	5,720,000	5,712,408
Synchrony Credit Card Master Note Trust Series 2015-2, Class A
1.600%	04/15/2021		2,315,000	2,299,782

				68,422,604

Other—2.3%
CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1, Class A1
0.901%	04/15/2018		781,974	779,982
CNH Equipment Trust Series 2015-B, Class A3
1.370%	07/15/2020		7,400,000	7,312,279
Global SC Finance II SRL (Barbados) Series 2014-1A, Class A1
3.190%	07/17/2029	^	1,648,000	1,591,791
GreatAmerica Leasing Receivables Funding LLC Series 2013-1, Class C
1.830%	06/17/2019	^	250,000	249,398
Kubota Credit Owner Trust Series 2015-1A, Class A2
0.940%	12/15/2017	^	1,512,470	1,509,838
MMAF Equipment Finance LLC Series 2015-AA, Class A3
1.390%	10/16/2019	^	3,095,000	3,073,016

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

ASSET-BACKED SECURITIES—(Continued)
TAL Advantage V LLC Series 2014-2A, Class A1
1.700%	05/20/2039	^	$1,789,984	$1,766,827
Trade MAPS 1 Ltd. (Ireland) Series 2013-1A, Class A
0.993%	12/10/2018	#^	1,800,000	1,789,029

				18,072,160

Student Loan—0.0%
Nelnet Student Loan Trust Series 2014-2A, Class A1
0.702%	06/25/2021	#^	357,985	356,680

TOTAL ASSET-BACKED SECURITIES
(Cost $109,317,924)				108,610,124

MONEY MARKET FUNDS—2.4%
Institutional Money Market Funds—2.4%
Dreyfus Institutional Cash Advantage Fund, 0.26%		††¥	675,000	675,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32%			¥15,093,403	15,093,403
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32%		††¥	774,318	774,318
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.32%		††¥	675,000	675,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.29%		††¥	675,000	675,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.32%		††¥	675,000	675,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.31%		††¥	675,000	675,000

TOTAL MONEY MARKET FUNDS
(Cost $19,242,721)				19,242,721

TOTAL INVESTMENTS—100.1%
(Cost $804,581,304)				797,928,514
Other assets less liabilities—(0.1%)				(800,436)

NET ASSETS—100.0%				$797,128,078

Notes to the Schedule of Investments:

GBP	British Pound Sterling
MTN	Medium Term Note
REIT	Real Estate Investment Trust
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $137,841,004, which represents 17.3% of Net Assets. The illiquid 144A securities represented 0.0% of Net Assets, and 0.0% of total 144A securities held.
#	Rate is subject to change. Rate shown reflects current rate.
†	Denotes all or a portion of the security on loan.
**	Floating Rate Loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2015

Vantagepoint Inflation Focused Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—8.9%
Aerospace & Defense—0.0%
KLX, Inc.
5.875%	12/01/2022	^	$156,000	$148,980

Automobiles—0.0%
General Motors Co.
3.500%	10/02/2018		154,000	155,931

Banks—1.8%
Bank of America Corp.
5.750%	12/01/2017		1,100,000	1,177,259
5.625%	07/01/2020		230,000	255,732
Bank of America Corp. MTN
4.000%	04/01/2024		255,000	261,248
Bank of America Corp., Perpetual Bond, Series Z
6.500%	10/23/2024	#	150,000	158,250
Bank of America Corp., Series L
2.600%	01/15/2019		1,300,000	1,305,181
Barclays Bank plc, Bank Note (United Kingdom)
3.750%	05/15/2024		255,000	260,193
BNP Paribas SA, Bank Note (France)
5.000%	01/15/2021	†	230,000	254,776
Citigroup, Inc.
3.300%	04/27/2025		270,000	265,692
Citizens Bank NA, Bank Note
2.300%	12/03/2018		300,000	299,855
Credit Agricole SA (France)
8.125%	09/19/2033	#	1,000,000	1,106,064
Intesa Sanpaolo SpA (Italy)
6.500%	02/24/2021	^	500,000	567,773
2.375%	01/13/2017		700,000	702,452
JPMorgan Chase & Co.
3.875%	02/01/2024		250,000	257,285
3.200%	01/25/2023		265,000	264,383
KBC Bank NV (Belgium)
8.000%	01/25/2023	#	400,000	437,020
PNC Bank NA MTN
3.250%	06/01/2025		300,000	298,770
Santander Holdings USA, Inc.
2.650%	04/17/2020		267,000	262,208
Santander UK plc (United Kingdom)
5.000%	11/07/2023	^	200,000	208,530
Societe Generale SA (France)
5.200%	04/15/2021	^	235,000	264,031
Societe Generale SA, Perpetual Bond (France)
8.000%	09/29/2025	#^	200,000	204,156
Standard Chartered plc, Perpetual Bond (United Kingdom)
6.409%	01/30/2017	#^	200,000	200,700

				9,011,558

Biotechnology—0.1%
Biogen, Inc.
3.625%	09/15/2022		133,000	134,672
Celgene Corp.
3.875%	08/15/2025		105,000	104,783
Gilead Sciences, Inc.
3.650%	03/01/2026		206,000	208,004

				447,459

Coupon Rate	Maturity Date		Face	Value
Capital Markets—1.2%
Goldman Sachs Group, Inc. (The) MTN
3.850%	07/08/2024		$2,600,000	$2,657,868
2.012%	11/29/2023	#	205,000	207,194
Morgan Stanley
2.650%	01/27/2020		260,000	259,541
Morgan Stanley, Series F
3.875%	04/29/2024		255,000	260,402
UBS AG (Switzerland)
7.625%	08/17/2022		300,000	342,452
5.125%	05/15/2024		1,300,000	1,316,250
UBS AG MTN (Switzerland)
4.750%	05/22/2023	#	900,000	916,035

				5,959,742

Chemicals—0.1%
LyondellBasell Industries NV (Netherlands)
5.750%	04/15/2024		230,000	253,799

Communications Equipment—0.0%
Motorola Solutions, Inc.
7.500%	05/15/2025		215,000	235,511

Consumer Finance—0.4%
Ford Motor Credit Co. LLC
6.625%	08/15/2017		700,000	746,401
5.875%	08/02/2021		225,000	251,206
Navient Corp. MTN
7.250%	01/25/2022		95,000	89,181
6.250%	01/25/2016		734,000	735,762

				1,822,550

Containers & Packaging—0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.750%	10/15/2020		93,000	94,831

Diversified Financial Services—0.2%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
4.375%	08/04/2025		250,000	254,759
General Electric Capital Corp. MTN
6.375%	11/15/2067	#	700,000	732,760
McGraw Hill Financial, Inc.
4.400%	02/15/2026		191,000	195,813

				1,183,332

Diversified Telecommunication Services—0.8%
AT&T, Inc.
3.000%	02/15/2022		265,000	260,133
1.023%	03/30/2017	#	3,000,000	2,993,217
Sprint Capital Corp.
6.900%	05/01/2019		300,000	246,000
Verizon Communications, Inc.
7.350%	04/01/2039		205,000	254,878
4.600%	04/01/2021		240,000	258,261

				4,012,489

Electric Utilities—0.1%
Entergy Corp.
4.000%	07/15/2022		131,000	133,830
Exelon Corp.
2.850%	06/15/2020		345,000	343,470

				477,300

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Inflation Focused Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Energy Equipment & Services—0.1%
Diamond Offshore Drilling, Inc.
3.450%	11/01/2023	†	$275,000	$227,582
Halliburton Co.
3.375%	11/15/2022		255,000	251,183
Schlumberger Holdings Corp.
3.000%	12/21/2020	^	175,000	172,937

				651,702

Food & Staples Retailing—0.1%
CVS Health Corp.
3.875%	07/20/2025		210,000	214,738
Walgreens Boots Alliance, Inc.
3.800%	11/18/2024		263,000	255,629

				470,367

Food Products—0.1%
Grupo Bimbo SAB de CV (Mexico)
3.875%	06/27/2024	^	255,000	248,717
Kraft Heinz Foods Co.
3.500%	07/15/2022	^	137,000	138,140
2.800%	07/02/2020	^	105,000	104,838
Tyson Foods, Inc.
2.650%	08/15/2019		260,000	260,362

				752,057

Health Care Equipment & Supplies—0.8%
Baxter International, Inc.
1.850%	06/15/2018		260,000	258,600
Becton Dickinson and Co.
3.734%	12/15/2024		255,000	257,649
Medtronic, Inc.
4.375%	03/15/2035		1,300,000	1,316,649
Zimmer Biomet Holdings, Inc.
3.550%	04/01/2025		2,600,000	2,531,399

				4,364,297

Health Care Providers & Services—0.1%
HCA, Inc.
6.500%	02/15/2020		145,000	158,340
Laboratory Corp. of America Holdings
3.600%	02/01/2025		265,000	256,197

				414,537

Hotels, Restaurants & Leisure—0.0%
Wyndham Worldwide Corp.
4.250%	03/01/2022		245,000	246,925

Household Products—0.0%
Spectrum Brands, Inc.
5.750%	07/15/2025	^	155,000	159,650

Insurance—0.3%
American International Group, Inc.
6.400%	12/15/2020		215,000	248,299
Hartford Financial Services Group, Inc. (The)
5.125%	04/15/2022		235,000	258,429
Lincoln National Corp.
4.000%	09/01/2023		255,000	261,525
MetLife, Inc., Perpetual Bond, Series C
5.250%	06/15/2020	#	201,000	205,020

Coupon Rate	Maturity Date		Face	Value
MetLife, Inc., Series D
4.368%	09/15/2023		$245,000	$263,314
Nationwide Mutual Insurance Co.
9.375%	08/15/2039	^	70,000	102,194
Prudential Financial, Inc.
5.375%	05/15/2045	#	265,000	265,000

				1,603,781

Machinery—0.0%
Manitowoc Co., Inc. (The)
8.500%	11/01/2020		35,000	36,313

Media—0.3%
21st Century Fox America, Inc.
6.150%	02/15/2041		215,000	242,414
4.500%	02/15/2021		240,000	258,543
CCO Safari II LLC
4.908%	07/23/2025	^	140,000	140,075
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
5.875%	10/01/2019		230,000	256,928
5.150%	03/15/2042		160,000	149,692
Time Warner, Inc.
3.550%	06/01/2024		260,000	255,583
Viacom, Inc.
3.875%	04/01/2024		265,000	248,746

				1,551,981

Metals & Mining—0.1%
Freeport-McMoRan, Inc.
4.550%	11/14/2024		275,000	158,812
Glencore Funding LLC
4.000%	04/16/2025	^	275,000	191,468
Newmont Mining Corp.
4.875%	03/15/2042		240,000	172,033

				522,313

Multiline Retail—0.1%
Kohl’s Corp.
4.250%	07/17/2025	†	196,000	191,499
Macy’s Retail Holdings, Inc.
3.875%	01/15/2022		250,000	246,828

				438,327

Multi-Utilities—0.0%
Berkshire Hathaway Energy Co.
6.125%	04/01/2036		215,000	251,488

Oil, Gas & Consumable Fuels—1.2%
BG Energy Capital plc (United Kingdom)
6.500%	11/30/2072	#	800,000	845,962
BP Capital Markets plc (United Kingdom)
3.814%	02/10/2024		255,000	255,131
Canadian Natural Resources Ltd. (Canada)
0.978%	03/30/2016	#	600,000	598,703
Chevron Corp.
2.411%	03/03/2022		266,000	259,121
ConocoPhillips
6.000%	01/15/2020		220,000	245,236
Energy Transfer Partners LP
4.050%	03/15/2025		270,000	222,148
EnLink Midstream Partners LP
4.400%	04/01/2024		255,000	202,240
Enterprise Products Operating LLC
2.550%	10/15/2019		260,000	249,487

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Inflation Focused Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Kinder Morgan Energy Partners LP
3.950%	09/01/2022		$265,000	$231,015
Kinder Morgan, Inc.
2.000%	12/01/2017		1,900,000	1,831,478
Petrobras Global Finance BV (Netherlands)
5.750%	01/20/2020		210,000	165,375
4.875%	03/17/2020	†	200,000	150,500
Plains All American Pipeline LP/PAA Finance Corp.
3.600%	11/01/2024		190,000	152,700
Reliance Holding USA, Inc.
5.400%	02/14/2022	^	250,000	270,714
Spectra Energy Partners LP
4.600%	06/15/2021		240,000	242,525

				5,922,335

Pharmaceuticals—0.7%
AbbVie, Inc.
3.600%	05/14/2025		172,000	170,087
Actavis Funding SCS (Luxembourg)
3.800%	03/15/2025		260,000	259,170
3.450%	03/15/2022		500,000	501,222
1.850%	03/01/2017		1,900,000	1,903,947
1.289%	09/01/2016	#	300,000	300,232
Perrigo Finance Unlimited Co. (Ireland)
3.500%	12/15/2021		257,000	250,132
Valeant Pharmaceuticals International, Inc. (Canada)
6.125%	04/15/2025	^	150,000	134,250

				3,519,040

Real Estate Investment Trusts (REITs)—0.1%
American Tower Corp.
4.700%	03/15/2022		250,000	263,109

Semiconductors & Semiconductor Equipment—0.1%
Advanced Micro Devices, Inc.
6.750%	03/01/2019		86,000	62,780
KLA-Tencor Corp.
4.650%	11/01/2024		259,000	261,051

				323,831

Specialty Retail—0.0%
Sonic Automotive, Inc.
5.000%	05/15/2023		160,000	152,800

Tobacco—0.1%
Altria Group, Inc.
2.625%	01/14/2020		259,000	259,722
Reynolds American, Inc.
4.000%	06/12/2022		184,000	191,554

				451,276

TOTAL CORPORATE OBLIGATIONS
(Cost $46,922,365)				45,899,611

MORTGAGE-BACKED SECURITIES—2.1%
Commercial Mortgage-Backed Securities—1.5%
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A
3.369%	03/13/2035	^	350,000	352,748

Coupon Rate	Maturity Date		Face	Value
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1A
6.051%	12/10/2049	#	$360,318	$382,922
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D
4.457%	04/10/2046	#^	130,000	118,193
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5
3.137%	02/10/2048		520,000	509,778
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5
5.617%	10/15/2048		316,405	319,647
COMM Mortgage Trust, Series 2014-KYO, Class A
1.201%	06/11/2027	#^	400,000	395,533
COMM Mortgage Trust, Series 2015-CR22, Class A5
3.309%	03/10/2048		390,000	387,102
COMM Mortgage Trust, Series 2015-CR25, Class A4
3.759%	08/10/2048		350,000	358,628
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4
3.718%	08/15/2048		188,608	191,984
Extended Stay America Trust, Series 2013-ESH7, Class A17
2.295%	12/05/2031	^	343,000	342,074
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4
5.794%	08/10/2045	#	246,385	253,410
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM
5.372%	05/15/2047		113,200	115,196
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A1A
5.439%	01/15/2049		394,216	406,655
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class A
1.251%	06/15/2029	#^	262,000	260,704
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A
2.031%	07/15/2036	#^	259,000	259,090
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3
3.801%	08/15/2048		185,000	190,082
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class C
4.669%	11/15/2048	#	169,800	155,320
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class AJ
5.452%	09/15/2039	#	82,430	83,000
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A2
2.729%	04/20/2048	#^	211,000	210,936
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A1A
5.739%	08/12/2043	#	91,419	92,457
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A
5.166%	12/12/2049		347,090	354,312
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class A4
3.809%	12/15/2048		875,000	894,524

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Inflation Focused Fund

Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class E
5.888%	01/10/2045	#^	$70,000	$74,882
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4
3.789%	12/15/2047		350,000	359,666
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class C
4.471%	12/15/2047	#	164,600	156,455
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class D
4.802%	11/15/2045	#^	102,562	99,935

				7,325,233

Non-Agency Mortgage-Backed Securities—0.6%
Bellemeade Re Ltd., Series 2015-1A, Class M1
2.922%	07/25/2025	#^‡	133,646	132,852
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2014-DN3, Class M3
4.422%	08/25/2024	#	250,000	241,485
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M3
4.972%	10/25/2024	#	250,000	248,321
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2014-HQ2, Class M3
4.172%	09/25/2024	#	250,000	232,378
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2014-HQ3, Class M3
5.172%	10/25/2024	#	250,000	251,262
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-DNA2, Class M2
3.022%	12/25/2027	#	431,232	429,210
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3
5.122%	04/25/2028	#	250,000	247,943
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQA1, Class M2
3.072%	03/25/2028	#	310,600	307,904
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQA2, Class M3
5.222%	05/25/2028	#	250,000	248,518
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C01, Class 2M2
4.972%	02/25/2025	#	112,700	113,506
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C02, Class 2M2
4.422%	05/25/2025	#	165,000	156,899

Coupon Rate	Maturity Date		Face	Value
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C03, Class 1M2
5.422%	07/25/2025	#	$85,000	$84,669
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C03, Class 2M2
5.422%	07/25/2025	#	160,000	159,097
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C04, Class 1M2
6.122%	04/25/2028	#	65,218	66,532
Federal National Mortgage Association Connecticut Avenue Securities, Series 2015-C04, Class 2M2
5.972%	04/25/2028	#	103,770	105,128
Wells Fargo Credit Risk Transfer Securities Trust, Series 2015-WF1, Class 1M1
2.947%	11/25/2025	#^	73,718	74,099
Wells Fargo Credit Risk Transfer Securities Trust, Series 2015-WF1, Class 2M1
3.047%	11/25/2025	#^	88,041	88,226

				3,188,029

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $10,719,916)				10,513,262

U.S. TREASURY OBLIGATIONS—83.0%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.200%	01/14/2016		525,000	524,985

U.S. Treasury Inflation Protected Securities Bonds—33.3%
U.S. Treasury Bond
3.875%	04/15/2029	‡‡	5,440,000	10,708,321
3.625%	04/15/2028		5,183,000	9,977,301
3.375%	04/15/2032		1,708,100	3,101,846
2.500%	01/15/2029		16,820,000	22,107,763
2.375%	01/15/2025- 01/15/2027		31,049,400	43,555,486
2.125%	02/15/2040- 02/15/2041		9,240,100	11,962,203
2.000%	01/15/2026		10,431,000	13,903,411
1.750%	01/15/2028		12,923,000	16,051,815
1.375%	02/15/2044		18,074,000	18,813,721
0.750%	02/15/2042- 02/15/2045		20,613,500	18,913,645
0.625%	02/15/2043		2,760,000	2,423,153

				171,518,665

U.S. Treasury Inflation Protected Securities Notes—49.6%
U.S. Treasury Note
2.500%	07/15/2016		4,034,800	4,829,899
1.875%	07/15/2019		1,400,000	1,654,561
1.375%	07/15/2018- 01/15/2020		6,364,800	7,280,417
1.250%	07/15/2020		4,095,000	4,648,356
1.125%	01/15/2021		6,300,000	7,068,275
0.625%	07/15/2021- 01/15/2024		34,458,500	35,820,876
0.375%	07/15/2023- 07/15/2025		45,177,000	44,645,367

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Inflation Focused Fund

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONSS—(Continued)
0.250%	01/15/2025		$9,605,000	$9,215,047
0.125%	04/15/2017- 07/15/2024		139,235,000	139,734,140

				254,896,938

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $439,444,575)				426,940,588

GOVERNMENT RELATED OBLIGATIONS—0.8%
U.S. Government Agencies—0.5%
Federal Home Loan Bank Discount Note
0.340%	02/10/2016		1,800,000	1,799,556
0.270%	01/27/2016		100,000	99,991
New Valley Generation I
7.299%	03/15/2019		461,589	506,704

				2,406,251

Non-U.S. Government Agencies—0.2%
Export-Import Bank of Korea (Korea, Republic of)
4.000%	01/29/2021		1,200,000	1,280,988

Sovereign Debt—0.1%
Slovenia Government International Bond (Slovenia)
5.250%	02/18/2024		400,000	442,250

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $4,032,675)				4,129,489

ASSET-BACKED SECURITIES—2.7%
Automobiles—1.9%
Ally Master Owner Trust Series 2015-3, Class A
1.630%	05/15/2020		530,000	525,268
Ally Master Owner Trust Series 2012-4, Class A
1.720%	07/15/2019		500,000	500,458
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A
2.460%	07/20/2020	^	500,000	502,015
Avis Budget Rental Car Funding AESOP LLC Series 2012-3A, Class A
2.100%	03/20/2019	^	360,000	359,769
Bank of The West Auto Trust Series 2015-1, Class A3
1.310%	10/15/2019	^	527,000	523,982
BMW Floorplan Master Owner Trust Series 2015-1A, Class A
0.830%	07/15/2020	#^	318,000	316,216
California Republic Auto Receivables Trust Series 2015-1, Class A4
1.820%	09/15/2020		370,000	365,325
California Republic Auto Receivables Trust Series 2015-2, Class A3
1.310%	08/15/2019		530,000	525,476
CarMax Auto Owner Trust Series 2013-4, Class A4
1.280%	05/15/2019		317,000	315,258
Chrysler Capital Auto Receivables Trust Series 2015-BA, Class A3
1.910%	03/16/2020	^	255,000	254,443

Coupon Rate	Maturity Date		Face	Value
Chrysler Capital Auto Receivables Trust Series 2014-AA, Class A4
1.310%	05/15/2019	^	$370,000	$367,839
Drive Auto Receivables Trust Series 2015-DA, Class A2A
1.230%	06/15/2018	^	155,000	154,856
Drive Auto Receivables Trust Series 2015-CA, Class A2A
1.030%	02/15/2018	^	87,767	87,680
Drive Auto Receivables Trust Series 2015-BA, Class A2A
0.930%	12/15/2017	^	97,708	97,613
Enterprise Fleet Financing LLC Series 2015-1, Class A2
1.300%	09/20/2020	^	520,000	518,294
Ford Credit Auto Lease Trust Series 2014-B, Class A3
0.890%	09/15/2017		526,000	525,246
Ford Credit Floorplan Master Owner Trust A Series 2015-2, Class A1
1.980%	01/15/2022		500,000	497,501
GE Dealer Floorplan Master Note Trust Series 2014-1, Class A
0.782%	07/20/2019	#	350,000	349,639
GM Financial Automobile Leasing Trust Series 2015-2, Class A3
1.680%	12/20/2018		480,000	477,468
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1
1.650%	05/15/2020	^	181,677	179,856
Harley-Davidson Motorcycle Trust Series 2015-2, Class A3
1.300%	03/16/2020		527,000	524,332
Harley-Davidson Motorcycle Trust Series 2013-1, Class A4
0.870%	07/15/2019		370,000	368,873
Hertz Vehicle Financing II LP Series 2015-2A, Class A
2.020%	09/25/2019	^	154,000	152,000
Hertz Vehicle Financing LLC Series 2013-1A, Class B2
2.480%	08/25/2019	^	158,000	151,847
Hyundai Auto Lease Securitization Trust Series 2015-B, Class A3
1.400%	11/15/2018	^	175,000	174,066
Mercedes Benz Auto Lease Trust Series 2015-B, Class A3
1.340%	07/16/2018		97,000	96,585
Porsche Innovative Lease Owner Trust Series 2015-1, Class A4
1.430%	05/21/2021	^	528,000	523,613
Santander Drive Auto Receivables Trust Series 2015-4, Class A2A
1.200%	12/17/2018		103,000	102,815
TCF Auto Receivables Owner Trust Series 2015-1A, Class A2
1.020%	08/15/2018	^	216,044	215,677
Westlake Automobile Receivables Trust Series 2015-3A, Class A2A
1.420%	05/17/2021	^	81,000	80,844

				9,834,854

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Inflation Focused Fund

Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Credit Card—0.2%
Barclays Dryrock Issuance Trust Series 2015-2, Class A
1.560%	03/15/2021		$158,000	$157,056
Capital One Multi-Asset Execution Trust Series 2015-A5, Class A5
1.600%	05/17/2021		213,000	212,406
Synchrony Credit Card Master Note Trust Series 2015-3, Class A
1.740%	09/15/2021		103,000	102,250
World Financial Network Credit Card Master Trust Series 2015-B, Class A
2.550%	06/17/2024		168,000	167,706
World Financial Network Credit Card Master Trust Series 2012-B, Class A
1.760%	05/17/2021		520,000	520,638

				1,160,056

Home Equity—0.4%
ACE Securities Corp Home Equity Loan Trust Series 2005-SD1, Class M1
1.172%	11/25/2050	#	39,926	40,026
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF11, Class A2D
1.102%	11/25/2035	#	470,477	470,046
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF6, Class M2
0.862%	05/25/2036	#	1,300,000	1,236,712
Long Beach Mortgage Loan Trust Series 2005-2, Class M4
1.352%	04/25/2035	#	300,000	293,385
Saxon Asset Securities Trust SUB Series 2003-1, Class AF7
4.034%	06/25/2033		79,583	80,739

				2,120,908

Other—0.2%
Dell Equipment Finance Trust Series 2015-2, Class A2A
1.420%	12/22/2017	^	156,000	155,516
H/2 Asset Funding Ltd. Series 2015-1
1.473%	06/24/2049		206,845	204,951
Macquarie Equipment Funding Trust Series 2014-A, Class A2
0.800%	11/21/2016	^	195,249	195,194
Park Place Securities, Inc. Series 2004-WWF1, Class M2
1.442%	12/25/2034	#	12,068	12,105
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A1
0.752%	07/22/2019	#^	100,000	98,932

				666,698

TOTAL ASSET-BACKED SECURITIES
(Cost $13,693,213)				13,782,516

		Notional/ Contracts	Value
PURCHASED OPTIONS—0.0%
Put—U.S. 1 Year Swaption, Expires 06/27/2017, Strike 1.00%		400,000	$887
Put—U.S. 1 Year Swaption, Expires 06/24/2016, Strike 1.00%		1,200,000	2,681
Put—U.S. 30 Year Swaption, Expires 12/11/2017, Strike 2.68%		2,000,000	183,824
Put—U.S. 30 Year Treasury Bond, Expires 02/19/2016, Strike $150.00		12	10,312

TOTAL PURCHASED OPTIONS
(Cost $293,405)			197,704

		Shares	Value
MONEY MARKET FUNDS—2.7%
Institutional Money Market Funds—2.7%
Dreyfus Institutional Cash Advantage Fund, 0.26%	††¥	100,000	100,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32%		¥13,157,107	13,157,107
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32%	††¥	154,578	154,578
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.32%	††¥	150,000	150,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.29%	††¥	100,000	100,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.32%	††¥	100,000	100,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.31%	††¥	100,000	100,000

TOTAL MONEY MARKET FUNDS
(Cost $13,861,685)			13,861,685

TOTAL INVESTMENTS—100.2%
(Cost $528,967,834)			515,324,855
Other assets less liabilities—(0.2%)			(1,058,066)

NET ASSETS—100.0%			$514,266,789

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Notes to the Schedule of Investments:

MTN	Medium Term Note
REIT	Real Estate Investment Trust
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $10,776,677, which represents 2.1% of Net Assets. The illiquid 144A securities represented 2.1% of Net Assets, and 100.0% of total 144A securities held.
#	Rate is subject to change. Rate shown reflects current rate.
†	Denotes all or a portion of the security on loan.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $132,852)
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2015

Vantagepoint High Yield Fund			Shares	Value

COMMON STOCKS—0.0%
Energy Equipment & Services—0.0%
Hercules Offshore, Inc.		*
(Cost $178,944)			12,341	$26,780

PREFERRED STOCKS—0.3%
Banks—0.3%
GMAC Capital Trust I, Series 2 8.125%		#
(Cost $1,191,146)			44,875	1,138,030

CONVERTIBLE PREFERRED STOCKS—0.0%
Oil, Gas & Consumable Fuels—0.0%
Rex Energy Corp., Perpetual, Series A 6.000%
(Cost $396,610)			5,400	38,340

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—86.3%
Aerospace & Defense—0.9%
Bombardier, Inc. (Canada)
7.500%	03/15/2018	^	$250,000	245,000
4.750%	04/15/2019	^†	50,000	41,375
Huntington Ingalls Industries, Inc.
5.000%	12/15/2021	^	900,000	920,250
LMI Aerospace, Inc.
7.375%	07/15/2019		450,000	447,750
Spirit AeroSystems, Inc.
5.250%	03/15/2022		785,000	805,112
TA Manufacturing Ltd. (United Kingdom)
3.625%	04/15/2023	^EUR	590,000	624,404

				3,083,891

Air Freight & Logistics—0.4%
Air Medical Merger Sub Corp.
6.375%	05/15/2023	^	$710,000	635,450
XPO Logistics, Inc.
7.875%	09/01/2019	^	290,000	295,951
6.500%	06/15/2022	^	530,000	492,237

				1,423,638

Airlines—0.8%
American Airlines Pass Through Trust, Series 2013-2, Class B
5.600%	07/15/2020	^	873,213	891,769
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.
6.875%	02/15/2019	^	820,000	676,500
United Airlines Pass Through Trust, Series 2013-1, Class B
5.375%	08/15/2021		1,246,205	1,288,264

				2,856,533

Auto Components—1.0%
Goodyear Tire & Rubber Co. (The)
7.000%	05/15/2022		945,000	1,014,694
5.125%	11/15/2023		530,000	545,900
Grupo Antolin Dutch BV (Netherlands)
4.750%	04/01/2021	EUR	650,000	734,466
Schaeffler Holding Finance BV (Netherlands)
6.750%	11/15/2022	^	$580,000	626,400

Coupon Rate	Maturity Date		Face	Value

ZF North America Capital, Inc.
4.500%	04/29/2022	^†	$625,000	$613,281

				3,534,741

Automobiles—0.1%
General Motors Co.
5.200%	04/01/2045		380,000	357,631

Banks—1.6%
ABN AMRO Bank NV (Netherlands)
4.750%	07/28/2025	^	450,000	449,392
Bank of America Corp., Perpetual Bond, Series Z
6.500%	10/23/2024	#	280,000	295,400
Barclays Bank plc (United Kingdom)
7.625%	11/21/2022		240,000	273,750
Barclays plc, Perpetual Bond (United Kingdom)
8.250%	12/15/2018	#	260,000	277,705
BNP Paribas SA, Perpetual Bond (France)
7.375%	08/19/2025	#^	270,000	277,425
CIT Group, Inc.
5.000%	08/15/2022		2,035,000	2,094,788
Citigroup, Inc., Perpetual Bond, Series P
5.950%	05/15/2025	#	1,000,000	963,750
HSBC Holdings plc, Perpetual Bond (United Kingdom)
6.375%	09/17/2024	#	410,000	405,387
6.375%	03/30/2025	#†	390,000	390,488
Royal Bank of Scotland Group plc, Perpetual Bond (United Kingdom)
7.648%	09/30/2031	#	410,000	509,938

				5,938,023

Beverages—0.6%
Carolina Beverage Group LLC/Carolina Beverage Group Finance, Inc.
10.625%	08/01/2018	^	490,000	491,225
Constellation Brands, Inc.
6.000%	05/01/2022		1,000,000	1,102,500
4.750%	11/15/2024		140,000	143,150
4.750%	12/01/2025		240,000	245,100
DS Services of America, Inc.
10.000%	09/01/2021	^	300,000	342,000

				2,323,975

Biotechnology—0.1%
AMAG Pharmaceuticals, Inc.
7.875%	09/01/2023	^†	310,000	274,350

Building Products—1.1%
Brundage-Bone Concrete Pumping, Inc.
10.375%	09/01/2021	^	350,000	344,750
Building Materials Corp. of America
6.000%	10/15/2025	^	1,475,000	1,511,875
Hardwoods Acquisition, Inc.
7.500%	08/01/2021	^	380,000	315,400
NWH Escrow Corp.
7.500%	08/01/2021	^	250,000	201,250
Summit Materials LLC/Summit Materials Finance Corp.
6.125%	07/15/2023	^	400,000	396,000
6.125%	07/15/2023		1,025,000	1,014,750
USG Corp.
5.500%	03/01/2025	^	230,000	234,312

				4,018,337

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint High Yield Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Capital Markets—0.9%
Argos Merger Sub, Inc.
7.125%	03/15/2023	^	$400,000	$397,600
Carlson Travel Holdings, Inc.
7.500%	08/15/2019	^	920,000	908,500
DH Services Luxembourg Sarl (Luxembourg)
7.750%	12/15/2020	^	900,000	909,000
Goldman Sachs Group, Inc. (The)
5.150%	05/22/2045		490,000	477,751
Walter Investment Management Corp.
7.875%	12/15/2021		680,000	540,600

				3,233,451

Chemicals—1.5%
CBC Ammo LLC/CBC FinCo, Inc.
7.250%	11/15/2021	^	860,000	714,230
Celanese US Holdings LLC
4.625%	11/15/2022		260,000	257,400
Chemours Co. (The)
6.125%	05/15/2023	^EUR	845,000	653,832
Eagle Spinco, Inc.
4.625%	02/15/2021		$550,000	508,063
Eco Services Operations LLC/Eco Finance Corp.
8.500%	11/01/2022	^	300,000	256,500
Evolution Escrow Issuer LLC
7.500%	03/15/2022	^	365,000	212,613
Hexion, Inc.
8.875%	02/01/2018		780,000	553,800
Ineos Finance plc (United Kingdom)
4.000%	05/01/2023	^EUR	930,000	968,936
PSPC Escrow Corp.
6.000%	02/01/2023	^	$315,000	295,256
6.000%	02/01/2023		315,000	295,257
Techniplas LLC
10.000%	05/01/2020	^	170,000	122,400
Tronox Finance LLC
6.375%	08/15/2020	†	770,000	467,236

				5,305,523

Commercial Services & Supplies—2.4%
ACCO Brands Corp.
6.750%	04/30/2020		1,320,000	1,366,200
ADT Corp. (The)
6.250%	10/15/2021	†	655,000	687,455
Ancestry.com Holdings LLC
9.625%	10/15/2018	^	840,000	830,550
Clean Harbors, Inc.
5.250%	08/01/2020		1,410,000	1,445,250
Covanta Holding Corp.
6.375%	10/01/2022		1,015,000	1,015,000
Garda World Security Corp. (Canada)
7.250%	11/15/2021	^	100,000	86,500
Iron Mountain Europe plc (United Kingdom)
6.125%	09/15/2022	GBP	715,000	1,089,891
Monitronics International, Inc.
9.125%	04/01/2020		$650,000	518,375
TMS International Corp.
7.625%	10/15/2021	^	670,000	520,925
West Corp.
5.375%	07/15/2022	^	1,440,000	1,247,400

				8,807,546

Coupon Rate	Maturity Date		Face	Value

Communications Equipment—0.9%
CommScope Holding Co., Inc.
6.625%	06/01/2020	^	165,000	167,475
CommScope Technologies Finance LLC
6.000%	06/15/2025	^	490,000	472,850
CommScope, Inc.
5.500%	06/15/2024	^	725,000	691,469
5.000%	06/15/2021	^	695,000	668,937
4.375%	06/15/2020	^	70,000	70,700
ViaSat, Inc.
6.875%	06/15/2020		1,000,000	1,038,750

				3,110,181

Construction & Engineering—0.3%
AECOM
5.875%	10/15/2024	†	210,000	214,987
Michael Baker Holdings LLC/Micahel Baker Finance Corp.
8.875%	04/15/2019	^	1,048,125	744,169

				959,156

Construction Materials—0.1%
Cemex SAB de CV (Mexico)
6.125%	05/05/2025	^†	300,000	257,250

Consumer Finance—2.0%
Ally Financial, Inc.
8.000%	11/01/2031		200,000	231,750
7.500%	09/15/2020		799,000	905,866
5.125%	09/30/2024		395,000	405,862
4.625%	05/19/2022		235,000	236,763
4.625%	03/30/2025		575,000	569,250
4.125%	02/13/2022		1,665,000	1,652,513
Navient Corp.
5.875%	03/25/2021		500,000	446,875
5.000%	10/26/2020	†	385,000	338,800
Navient Corp. MTN
5.500%	01/15/2019		190,000	178,125
4.875%	06/17/2019		2,645,000	2,440,012

				7,405,816

Containers & Packaging—2.8%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)
3.512%	12/15/2019	#^EUR	1,000,000	980,000
4.250%	01/15/2022	EUR	685,000	753,171
Ball Corp.
5.250%	07/01/2025	EUR	610,000	626,012
4.375%	12/15/2023	EUR	805,000	902,610
Berry Plastics Corp.
5.500%	05/15/2022		$1,040,000	1,037,400
BWAY Holding Co.
9.125%	08/15/2021	^	400,000	376,000
Cascades, Inc. (Canada)
5.500%	07/15/2022	^	1,290,000	1,256,138
Coveris Holdings SA (Luxembourg)
7.875%	11/01/2019	^	580,000	508,950
Kloeckner Pentaplast of America, Inc.
7.125%	11/01/2020	^EUR	440,000	490,339
OI European Group BV (Netherlands)
4.875%	03/31/2021		$100,000	118,764
Pactiv LLC
8.375%	04/15/2027		1,300,000	1,215,500
Plastipak Holdings, Inc.
6.500%	10/01/2021	^	785,000	761,450

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint High Yield Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Sealed Air Corp.
4.500%	09/15/2023	^EUR	635,000	$715,985
4.500%	09/15/2023	EUR	130,000	146,580
SIG Combibloc Holdings SCA (Luxembourg)
7.750%	02/15/2023	^EUR	330,000	375,644

				10,264,543

Distributors—0.6%
American Builders & Contractors Supply Co., Inc.
5.750%	12/15/2023	^	$855,000	863,550
5.625%	04/15/2021	^	750,000	763,125
VWR Funding, Inc.
4.625%	04/15/2022	^EUR	500,000	533,703

				2,160,378

Diversified Consumer Services—0.1%
Service Corp. International
5.375%	05/15/2024		$510,000	527,850

Diversified Financial Services—2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)
5.000%	10/01/2021		750,000	774,375
4.625%	07/01/2022		500,000	506,875
4.500%	05/15/2021		2,000,000	2,037,500
Ausdrill Finance Pty Ltd. (Australia)
6.875%	11/01/2019	^	580,000	417,600
Denali Borrower LLC/Denali Finance Corp.
5.625%	10/15/2020	^	790,000	829,500
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
5.875%	03/15/2022	^	1,700,000	1,770,125
Quicken Loans, Inc.
5.750%	05/01/2025	^	1,010,000	965,813
TMX Finance LLC/TitleMax Finance Corp.
8.500%	09/15/2018	^	320,000	240,000
Worldpay Finance plc (United Kingdom)
3.750%	11/15/2022	^EUR	830,000	923,425

				8,465,213

Diversified Telecommunication Services—5.2%
Arqiva Broadcast Finance plc (United Kingdom)
9.500%	03/31/2020	GBP	480,000	767,912
CenturyLink, Inc.
5.625%	04/01/2025		$860,000	729,925
CenturyLink, Inc., Series T
5.800%	03/15/2022		140,000	128,835
CenturyLink, Inc., Series V
5.625%	04/01/2020		1,000,000	992,500
Frontier Communications Corp.
11.000%	09/15/2025	^	580,000	575,650
10.500%	09/15/2022	^	765,000	764,044
7.625%	04/15/2024		490,000	414,050
7.125%	01/15/2023		585,000	507,487
6.875%	01/15/2025		185,000	153,088
Intelsat Jackson Holdings SA (Luxembourg)
7.500%	04/01/2021		2,565,000	2,244,375
Intelsat Luxembourg SA (Luxembourg)
8.125%	06/01/2023		510,000	233,325

Coupon Rate	Maturity Date		Face	Value

Level 3 Financing, Inc.
5.375%	01/15/2024	^	$50,000	$50,375
5.125%	05/01/2023	^	490,000	488,163
6.125%	01/15/2021		1,875,000	1,945,312
5.625%	02/01/2023		1,000,000	1,023,750
5.375%	08/15/2022		275,000	280,156
Oi Brasil Holdings Cooperatief UA (Netherlands)
5.750%	02/10/2022	^†	1,400,000	651,000
Sprint Capital Corp.
8.750%	03/15/2032		750,000	564,375
Telenet Finance V Luxembourg SCA (Luxembourg)
6.250%	08/15/2022	EUR	630,000	740,280
UPCB Finance IV Ltd. (Cayman Islands)
5.375%	01/15/2025	^	910,000	862,225
Virgin Media Finance plc (United Kingdom)
6.375%	04/15/2023	^	560,000	570,500
6.000%	10/15/2024	^	680,000	680,850
7.000%	04/15/2023	GBP	765,000	1,190,918
4.875%	02/15/2022	GBP	500,000	455,625
Wind Acquisition Finance SA (Luxembourg)
7.000%	04/23/2021	EUR	1,020,000	1,100,171
Windstream Services LLC
7.750%	10/01/2021		$20,000	15,838
7.500%	04/01/2023		1,000,000	757,300

				18,888,029

Electric Utilities—0.7%
Miran Mid-Atlantic Pass Through Trust, Series C
10.060%	12/30/2028		1,948,589	1,892,567
NRG Yield Operating LLC
5.375%	08/15/2024		965,000	804,569

				2,697,136

Electrical Equipment—0.2%
Trionista TopCo GmbH (Germany)
6.875%	04/30/2021	EUR	530,000	609,805

Electronic Equipment, Instruments & Components—0.6%
Sanmina Corp.
4.375%	06/01/2019	^	$2,200,000	2,216,500

Energy Equipment & Services—1.5%
Atwood Oceanics, Inc.
6.500%	02/01/2020		290,000	156,600
CGG SA (France)
6.875%	01/15/2022		200,000	83,000
6.500%	06/01/2021		800,000	360,000
Forum Energy Technologies, Inc.
6.250%	10/01/2021		725,000	605,375
KCA Deutag UK Finance plc (United Kingdom)
7.250%	05/15/2021	^	1,500,000	1,023,750
Pacific Drilling V Ltd. (Virgin Islands, British)
7.250%	12/01/2017	^	500,000	260,000
Paragon Offshore plc (United Kingdom)
6.750%	07/15/2022	^	1,285,000	186,325
PHI, Inc.
5.250%	03/15/2019		760,000	611,800
Precision Drilling Corp. (Canada)
6.500%	12/15/2021		450,000	348,750
Seventy Seven Energy, Inc.
6.500%	07/15/2022		400,000	65,000
Shelf Drilling Holdings Ltd. (Cayman Islands)
8.625%	11/01/2018	^†	1,000,000	730,000

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint High Yield Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
7.500%	07/01/2021		$560,000	$478,800
5.500%	08/15/2022	†	500,000	372,500

				5,281,900

Food & Staples Retailing—0.8%
Beverages & More, Inc.
10.000%	11/15/2018	^	700,000	653,625
Ingles Markets, Inc.
5.750%	06/15/2023		1,060,000	1,062,650
Rite Aid Corp.
6.125%	04/01/2023	^	960,000	997,200

				2,713,475

Food Products—2.4%
B&G Foods, Inc.
4.625%	06/01/2021		370,000	367,688
Boparan Finance plc (United Kingdom)
5.500%	07/15/2021	GBP	320,000	419,852
Darling Global Finance BV (Netherlands)
4.750%	05/30/2022	^EUR	830,000	876,295
JBS USA LLC/JBS USA Finance, Inc.
7.250%	06/01/2021	^	$1,320,000	1,316,700
Kraft Heinz Foods Co.
7.125%	08/01/2039	^	240,000	293,129
4.875%	02/15/2025	^	257,000	273,439
Pilgrim’s Pride Corp.
5.750%	03/15/2025	^	1,100,000	1,072,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
4.875%	05/01/2021		1,085,000	1,044,313
Post Holdings, Inc.
7.750%	03/15/2024	^	155,000	162,750
6.000%	12/15/2022	^†	735,000	723,056
R&R Ice Cream plc (United Kingdom)
5.500%	05/15/2020	GBP	100,000	152,431
R&R Pik plc (United Kingdom)
9.250%	05/15/2018	EUR	1,060,000	1,174,994
Simmons Foods, Inc.
7.875%	10/01/2021	^	$990,000	898,425

				8,775,572

Gas Utilities—0.4%
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.750%	03/01/2025		165,000	135,300
5.500%	06/01/2024		1,655,000	1,348,825

				1,484,125

Health Care Equipment & Supplies—1.3%
ConvaTec Finance International SA (Luxembourg)
8.250%	01/15/2019	^	1,320,000	1,232,550
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.
8.125%	06/15/2021	^	1,340,000	1,192,600
Greatbatch Ltd.
9.125%	11/01/2023	^	370,000	367,225
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (Luxembourg)
5.750%	08/01/2022	^	1,315,000	1,268,975
5.625%	10/15/2023	^	370,000	353,350
4.875%	04/15/2020	^	305,000	295,088

				4,709,788

Coupon Rate	Maturity Date		Face	Value

Health Care Providers & Services—7.1%
Acadia Healthcare Co., Inc.
5.625%	02/15/2023		$305,000	$289,750
5.125%	07/01/2022		1,320,000	1,240,800
Amsurg Corp.
5.625%	07/15/2022		905,000	899,344
BioScrip, Inc.
8.875%	02/15/2021		710,000	568,000
CHS/Community Health Systems, Inc.
6.875%	02/01/2022	†	2,125,000	2,026,719
DaVita HealthCare Partners, Inc.
5.750%	08/15/2022		970,000	1,002,737
5.125%	07/15/2024		80,000	80,150
5.000%	05/01/2025		565,000	546,638
Envision Healthcare Corp.
5.125%	07/01/2022	^	1,150,000	1,132,750
ExamWorks Group, Inc.
5.625%	04/15/2023		870,000	868,912
Fresenius Medical Care US Finance II, Inc.
5.875%	01/31/2022	^	700,000	752,500
4.750%	10/15/2024	^	250,000	245,000
HCA Holdings, Inc.
6.250%	02/15/2021		1,000,000	1,062,500
HCA, Inc.
7.500%	02/15/2022		280,000	311,500
5.875%	02/15/2026		870,000	875,437
5.375%	02/01/2025		2,925,000	2,892,094
5.250%	04/15/2025		310,000	313,100
HealthSouth Corp.
5.750%	11/01/2024	^	245,000	234,894
5.125%	03/15/2023		1,255,000	1,207,937
Holding Medi-Partenaires SAS (France)
7.000%	05/15/2020	EUR	465,000	538,744
HomeVi SAS (France)
6.875%	08/15/2021		$730,000	839,769
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%	05/15/2019		710,000	656,750
Kindred Healthcare, Inc.
8.750%	01/15/2023		350,000	323,313
LifePoint Health, Inc.
5.875%	12/01/2023		165,000	167,887
5.500%	12/01/2021		1,035,000	1,055,700
Molina Healthcare, Inc.
5.375%	11/15/2022	^	850,000	852,125
Tenet Healthcare Corp.
8.125%	04/01/2022		1,030,000	1,032,575
8.000%	08/01/2020		650,000	654,875
6.750%	06/15/2023	†	1,170,000	1,087,369
4.750%	06/01/2020		530,000	535,300
4.500%	04/01/2021		60,000	58,800
4.375%	10/01/2021		245,000	237,650
Universal Hospital Services, Inc.
7.625%	08/15/2020		1,290,000	1,217,438

				25,809,057

Health Care Technology—0.2%
IMS Health, Inc.
4.125%	04/01/2023	^EUR	555,000	588,791

Hotels, Restaurants & Leisure—4.0%
1011778 BC ULC/New Red Finance, Inc. (Canada)
6.000%	04/01/2022	^	$630,000	650,475
4.625%	01/15/2022	^	1,266,000	1,272,330

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint High Yield Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
8.000%	10/01/2020	†	$790,000	$754,450
Carrols Restaurant Group, Inc.
8.000%	05/01/2022		470,000	498,200
CEC Entertainment, Inc.
8.000%	02/15/2022		220,000	209,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%	06/01/2024		910,000	923,650
Choctaw Resort Development Enterprise
7.250%	11/15/2019	^	459,000	445,230
Churchill Downs, Inc.
5.375%	12/15/2021		1,170,000	1,178,775
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.500%	07/01/2019	^	320,000	329,600
ESH Hospitality, Inc.
5.250%	05/01/2025	^	490,000	480,200
Greektown Holdings LLC/Greektown Mothership Corp.
8.875%	03/15/2019	^	370,000	375,550
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
5.625%	10/15/2021		750,000	780,937
Landry’s Holdings II, Inc.
10.250%	01/01/2018	^	250,000	250,000
Landry’s, Inc.
9.375%	05/01/2020	^	425,000	449,438
MGM Resorts International
6.625%	12/15/2021		500,000	514,375
NCL Corp. Ltd. (Bermuda)
5.250%	11/15/2019	^	580,000	595,590
4.625%	11/15/2020	^	300,000	295,266
Scientific Games International, Inc.
7.000%	01/01/2022	^	605,000	580,800
6.250%	09/01/2020		1,290,000	612,750
Six Flags Entertainment Corp.
5.250%	01/15/2021	^†	1,430,000	1,455,025
Speedway Motorsports, Inc.
5.125%	02/01/2023		400,000	398,000
Studio City Finance Ltd. (Virgin Islands, British)
8.500%	12/01/2020	^†	940,000	911,800
Viking Cruises Ltd. (Bermuda)
6.250%	05/15/2025	^	520,000	429,000

				14,390,441

Household Durables—1.1%
Shea Homes LP/Shea Homes Funding Corp.
6.125%	04/01/2025	^†	610,000	629,825
5.875%	04/01/2023	^	300,000	309,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.875%	04/15/2023	^	150,000	148,875
5.250%	04/15/2021	^	500,000	502,500
Tempur Sealy International, Inc.
5.625%	10/15/2023	^	300,000	304,500
6.875%	12/15/2020		940,000	989,350
Toll Brothers Finance Corp.
6.750%	11/01/2019		190,000	209,950
Woodside Homes Co. LLC/Woodside Homes Finance, Inc.
6.750%	12/15/2021	^	1,080,000	934,200

				4,028,200

Coupon Rate	Maturity Date		Face	Value

Household Products—1.1%
Central Garden & Pet Co.
6.125%	11/15/2023		$270,000	$274,050
Century Intermediate Holding Co. 2
9.750%	02/15/2019	^	690,000	708,113
Energizer Holdings, Inc.
5.500%	06/15/2025	^	595,000	560,787
Kronos Acquisition Holdings, Inc.
9.000%	08/15/2023	^	150,000	129,000
Spectrum Brands, Inc.
5.750%	07/15/2025	^	520,000	535,600
6.625%	11/15/2022		1,385,000	1,468,100
Sun Products Corp. (The)
7.750%	03/15/2021	^	190,000	165,775

				3,841,425

Independent Power and Renewable Electricity Producers—1.8%
AES Corp.
5.500%	03/15/2024	†	860,000	771,850
Calpine Corp.
5.500%	02/01/2024		835,000	741,062
Dynegy, Inc.
6.750%	11/01/2019		1,000,000	945,000
NRG Energy, Inc.
6.625%	03/15/2023		500,000	436,250
6.250%	07/15/2022		1,750,000	1,499,750
NRG REMA LLC, Series C
9.681%	07/02/2026		500,000	485,625
Red Oak Power LLC, Series B
9.200%	11/30/2029		560,000	599,200
Talen Energy Supply LLC
4.625%	07/15/2019	^	425,000	320,875
Terraform Power Operating LLC
5.875%	02/01/2023	^	1,050,000	874,125

				6,673,737

Industrial Conglomerates—0.1%
CTP Transportation Products LLC/CTP Finance, Inc.
8.250%	12/15/2019	^	340,000	356,150

Insurance—0.7%
CNO Financial Group, Inc.
5.250%	05/30/2025		630,000	643,388
4.500%	05/30/2020		130,000	132,925
Fidelity & Guaranty Life Holdings, Inc.
6.375%	04/01/2021	^	490,000	502,250
Genworth Holdings, Inc.
7.700%	06/15/2020		350,000	330,750
4.900%	08/15/2023		210,000	140,700
HUB International Ltd.
7.875%	10/01/2021	^	950,000	857,375

				2,607,388

Internet & Catalog Retail—0.3%
Netflix, Inc.
5.875%	02/15/2025	^	700,000	721,000
5.500%	02/15/2022	^	190,000	195,700

				916,700

Internet Software & Services—0.3%
Ancestry.com, Inc.
11.000%	12/15/2020		10,000	10,725
Cogent Communications Group, Inc.
5.375%	03/01/2022	^	980,000	957,950

				968,675

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint High Yield Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
IT Services—1.2%
Compiler Finance Sub, Inc.
7.000%	05/01/2021	^	$990,000	$435,600
First Data Corp.
7.000%	12/01/2023	^	1,940,000	1,944,850
5.750%	01/15/2024	^	665,000	656,687
5.375%	08/15/2023	^	1,155,000	1,163,663
5.000%	01/15/2024	^	320,000	319,200

				4,520,000

Leisure Products—0.3%
PortAventura Entertainment Barcelona BV (Netherlands)
7.250%	12/01/2020	EUR	650,000	727,569
Vista Outdoor, Inc.
5.875%	10/01/2023	^	$440,000	453,200

				1,180,769

Machinery—0.8%
Apex Tool Group LLC
7.000%	02/01/2021	^	1,185,000	918,375
BlueLine Rental Finance Corp.
7.000%	02/01/2019	^	925,000	837,125
Milacron LLC/Mcron Finance Corp.
7.750%	02/15/2021	^	1,095,000	1,026,562

				2,782,062

Marine—0.1%
CMA CGM SA (France)
7.750%	01/15/2021	^EUR	420,000	401,549

Media—7.1%
Altice Financing SA (Luxembourg)
6.625%	02/15/2023	^EUR	1,690,000	1,673,100
5.250%	02/15/2023	^EUR	270,000	293,467
Altice SA (Luxembourg)
7.625%	02/15/2025	^EUR	200,000	173,000
7.250%	05/15/2022	EUR	690,000	704,229
AMC Entertainment, Inc.
5.750%	06/15/2025		$250,000	251,875
Carmike Cinemas, Inc.
6.000%	06/15/2023	^	210,000	215,775
CCO Holdings LLC/CCO Holdings Capital Corp.
5.375%	05/01/2025	^	190,000	189,525
5.125%	05/01/2023	^	700,000	701,750
6.500%	04/30/2021		650,000	677,219
CCO Safari II LLC
6.484%	10/23/2045	^	300,000	301,278
4.908%	07/23/2025	^	1,230,000	1,230,661
CCOH Safari LLC
5.750%	02/15/2026	^	820,000	824,100
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%	12/15/2021	^	915,000	826,931
CSC Holdings LLC
6.750%	11/15/2021		355,000	349,675
5.250%	06/01/2024		1,210,000	1,064,800
DISH DBS Corp.
7.875%	09/01/2019		410,000	446,900
6.750%	06/01/2021		30,000	30,300
5.875%	07/15/2022		2,625,000	2,454,375
Gibson Brands, Inc.
8.875%	08/01/2018	^	750,000	438,750

Coupon Rate	Maturity Date		Face	Value

iHeartCommunications, Inc.
14.000%	02/01/2021		$940,000	$260,850
Lamar Media Corp.
5.000%	05/01/2023		240,000	244,200
LGE HoldCo VI BV (Netherlands)
7.125%	05/15/2024	EUR	100,000	117,912
Mediacom Broadband LLC/Mediacom Broadband Corp.
5.500%	04/15/2021		$850,000	821,312
Neptune Finco Corp.
6.625%	10/15/2025	^	610,000	635,925
New Cotai LLC/New Cotai Capital Corp.
10.625%	05/01/2019	^	1,155,258	869,332
Numericable-SFR (France)
6.000%	05/15/2022	^EUR	880,000	855,800
5.625%	05/15/2024	EUR	1,170,000	1,292,159
Sinclair Television Group, Inc.
5.375%	04/01/2021		$915,000	920,719
Time Warner Cable, Inc.
7.300%	07/01/2038		280,000	304,433
Time, Inc.
5.750%	04/15/2022	^	805,000	738,587
Tribune Media Co.
5.875%	07/15/2022	^	280,000	280,700
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)
5.750%	01/15/2023	EUR	216,000	249,996
5.625%	04/15/2023	EUR	558,000	642,639
Univision Communications, Inc.
6.750%	09/15/2022	^	$716,000	744,640
5.125%	05/15/2023	^	90,000	87,075
5.125%	02/15/2025	^	600,000	571,500
Vougeot Bidco plc (United Kingdom)
7.875%	07/15/2020	GBP	680,000	1,058,744
WMG Acquisition Corp.
5.625%	04/15/2022	^	$1,615,000	1,562,512
Ziggo Bond Finance BV (Netherlands)
4.625%	01/15/2025	^EUR	625,000	632,522

				25,739,267

Metals & Mining—2.2%
Alcoa, Inc.
5.950%	02/01/2037		$340,000	275,400
ArcelorMittal (Luxembourg)
6.500%	03/01/2021	†	250,000	202,473
6.125%	06/01/2025		460,000	336,950
Barminco Finance Pty Ltd. (Australia)
9.000%	06/01/2018	^†	495,000	393,525
BHP Billiton Finance USA Ltd. (Australia)
6.750%	10/19/2075	#^†	340,000	328,950
Cliffs Natural Resources, Inc.
8.250%	03/31/2020	^	615,000	472,012
Coeur Mining, Inc.
7.875%	02/01/2021	†	420,000	253,050
Eldorado Gold Corp. (Canada)
6.125%	12/15/2020	^	770,000	677,600
First Quantum Minerals Ltd. (Canada)
7.250%	05/15/2022	^	1,045,000	658,350
FMG Resources August 2006 Pty Ltd. (Australia)
9.750%	03/01/2022	^†	890,000	818,800
HudBay Minerals, Inc. (Canada)
9.500%	10/01/2020		605,000	446,187
Novelis, Inc. (Canada)
8.750%	12/15/2020		1,600,000	1,476,000
Ryerson, Inc./Joseph T Ryerson & Son, Inc.
9.000%	10/15/2017		90,000	69,750

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint High Yield Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Steel Dynamics, Inc.
5.500%	10/01/2024		$285,000	$260,775
5.125%	10/01/2021	†	505,000	469,650
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
7.375%	02/01/2020	^	1,220,000	762,500
Thompson Creek Metals Co., Inc. (Canada)
12.500%	05/01/2019		370,000	77,700

				7,979,672

Multiline Retail—0.7%
Dufry Finance SCA (Luxembourg)
5.500%	10/15/2020	^	340,000	355,300
Family Tree Escrow LLC
5.750%	03/01/2023	^	710,000	738,400
Neiman Marcus Group Ltd. LLC
8.750%	10/15/2021	^	2,140,000	1,337,500

				2,431,200

Oil, Gas & Consumable Fuels—8.1%
Antero Resources Corp.
5.375%	11/01/2021		270,000	217,350
Approach Resources, Inc.
7.000%	06/15/2021		420,000	151,200
Baytex Energy Corp. (Canada)
5.125%	06/01/2021	^	860,000	582,650
Berry Petroleum Co. LLC
6.375%	09/15/2022		670,000	165,825
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%	11/15/2022	^	520,000	361,400
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
8.625%	10/15/2020		300,000	61,500
California Resources Corp.
6.000%	11/15/2024	†	800,000	246,000
5.500%	09/15/2021	†	895,000	286,400
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.500%	04/15/2021		940,000	822,500
Carrizo Oil & Gas, Inc.
7.500%	09/15/2020		330,000	289,987
6.250%	04/15/2023		205,000	167,075
Chesapeake Energy Corp.
4.875%	04/15/2022		750,000	211,920
3.571%	04/15/2019	#	1,750,000	494,375
CITGO Petroleum Corp.
6.250%	08/15/2022	^	960,000	926,400
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.
6.375%	03/15/2024	†	880,000	264,000
CrownRock LP/CrownRock Finance, Inc.
7.750%	02/15/2023	^	370,000	349,650
Denbury Resources, Inc.
5.500%	05/01/2022		905,000	304,967
Energy XXI Gulf Coast, Inc.
11.000%	03/15/2020	^	620,000	218,550
EP Energy LLC / Everest Acquisition Finance, Inc.
9.375%	05/01/2020		560,000	359,800
6.375%	06/15/2023		160,000	80,800
EV Energy Partners LP / EV Energy Finance Corp.
8.000%	04/15/2019		310,000	156,550
Genesis Energy LP/Genesis Energy Finance Corp.
6.000%	05/15/2023		330,000	265,650

Coupon Rate	Maturity Date		Face	Value

Gulfport Energy Corp.
7.750%	11/01/2020		$150,000	$135,000
6.625%	05/01/2023		865,000	726,600
Halcon Resources Corp.
8.625%	02/01/2020	^	60,000	41,625
9.750%	07/15/2020		40,000	11,800
8.875%	05/15/2021	†	1,150,000	339,250
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.750%	04/01/2022		840,000	474,600
Laredo Petroleum, Inc.
6.250%	03/15/2023		80,000	70,000
5.625%	01/15/2022		695,000	608,125
Linn Energy LLC/Linn Energy Finance Corp.
12.000%	12/15/2020	^	883,000	450,330
6.500%	09/15/2021		270,000	37,800
6.250%	11/01/2019		1,350,000	229,500
Magnum Hunter Resources Corp.
9.750%	05/15/2020		1,280,000	339,200
Matador Resources Co.
6.875%	04/15/2023		410,000	383,350
MEG Energy Corp. (Canada)
7.000%	03/31/2024	^	540,000	386,100
6.500%	03/15/2021	^	190,000	133,950
MPLX LP
4.875%	12/01/2024	^	780,000	703,950
4.875%	06/01/2025	^	580,000	522,000
Murphy Oil USA, Inc.
6.000%	08/15/2023		310,000	327,050
Murray Energy Corp.
11.250%	04/15/2021	^	1,140,000	213,750
Natural Resource Partners LP/NRP Finance Corp.
9.125%	10/01/2018		1,315,000	861,325
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. (Marshall Islands)
8.125%	11/15/2021	^	1,000,000	876,250
NGPL PipeCo LLC
7.119%	12/15/2017	^	240,000	224,400
Oasis Petroleum, Inc.
6.875%	03/15/2022	†	725,000	467,625
6.875%	01/15/2023		1,100,000	687,500
6.500%	11/01/2021		270,000	180,225
Parsley Energy LLC/Parsley Finance Corp.
7.500%	02/15/2022	^†	580,000	556,800
Petrobras Global Finance BV (Netherlands)
6.850%	06/05/2115		270,000	176,175
QEP Resources, Inc.
5.375%	10/01/2022		540,000	391,500
Range Resources Corp.
4.875%	05/15/2025	^	830,000	633,912
5.750%	06/01/2021		1,750,000	1,391,250
Rice Energy, Inc.
7.250%	05/01/2023	^	310,000	227,850
6.250%	05/01/2022		580,000	420,500
Rockies Express Pipeline LLC
7.500%	07/15/2038	^	250,000	223,750
6.875%	04/15/2040	^	668,000	577,820
5.625%	04/15/2020	^	530,000	490,250
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.625%	11/15/2023	^	380,000	271,700
RSP Permian, Inc.
6.625%	10/01/2022	^	450,000	416,250
Sabine Pass Liquefaction LLC
5.625%	03/01/2025	^	125,000	106,250
5.625%	04/15/2023		930,000	820,725
Samson Investment Co.
9.750%	02/15/2020	Δ	850,000	1,913

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint High Yield Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Sanchez Energy Corp.
7.750%	06/15/2021		$820,000	$504,300
6.125%	01/15/2023	†	280,000	152,600
SM Energy Co.
5.625%	06/01/2025		670,000	443,875
Southern Star Central Corp.
5.125%	07/15/2022	^	865,000	717,950
Stone Energy Corp.
7.500%	11/15/2022		495,000	165,825
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.750%	03/15/2024	^	1,465,000	1,252,575
5.250%	05/01/2023	†	390,000	317,850
Teine Energy Ltd. (Canada)
6.875%	09/30/2022	^	280,000	226,800
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
5.500%	10/15/2019	^	535,000	521,625
Triangle USA Petroleum Corp.
6.750%	07/15/2022	^	240,000	74,400
Ultra Petroleum Corp. (Canada)
6.125%	10/01/2024	^	855,000	198,788
5.750%	12/15/2018	^	600,000	147,000
Vanguard Natural Resources LLC/VNR Finance Corp.
7.875%	04/01/2020		330,000	89,100
Whiting Petroleum Corp.
6.250%	04/01/2023	†	775,000	561,875
5.750%	03/15/2021		470,000	344,980
WPX Energy, Inc.
8.250%	08/01/2023		490,000	393,225

				29,235,267

Paper & Forest Products—0.1%
Resolute Forest Products, Inc.
5.875%	05/15/2023		310,000	227,075

Personal Products—1.0%
First Quality Finance Co., Inc.
4.625%	05/15/2021	^	960,000	878,400
NBTY, Inc.
9.000%	10/01/2018		900,000	913,401
Prestige Brands, Inc.
5.375%	12/15/2021	^	1,740,000	1,679,100

				3,470,901

Pharmaceuticals—2.8%
Capsugel SA (Luxembourg)
7.000%	05/15/2019	^	645,000	630,084
DPx Holdings BV (Netherlands)
7.500%	02/01/2022	^	500,000	489,375
Endo Finance LLC
5.750%	01/15/2022	^	1,445,000	1,408,875
Endo Finance LLC/Endo Finco, Inc.
5.875%	01/15/2023	^	145,000	142,825
Grifols Worldwide Operations Ltd. (Ireland)
5.250%	04/01/2022	^	440,000	443,300
JLL/Delta Dutch Pledgeco BV (Netherlands)
8.750%	05/01/2020	^	890,000	861,075
Valeant Pharmaceuticals International, Inc.
7.250%	07/15/2022	^	60,000	58,950
6.750%	08/15/2021	^†	1,385,000	1,343,450
6.375%	10/15/2020	^†	500,000	485,000

Coupon Rate	Maturity Date		Face	Value

Valeant Pharmaceuticals International, Inc. (Canada)
6.750%	08/15/2018	^	$130,000	$129,480
6.125%	04/15/2025	^†	440,000	393,800
5.875%	05/15/2023	^	1,545,000	1,386,638
5.625%	12/01/2021	^	845,000	781,625
5.500%	03/01/2023	^	985,000	871,725
5.375%	03/15/2020	^†	590,000	557,550

				9,983,752

Professional Services—0.2%
Jaguar Holding Co. II / Pharmaceutical Product Development LLC
6.375%	08/01/2023	^	860,000	840,650

Real Estate Investment Trusts (REITs)—0.8%
Communications Sales & Leasing, Inc. / CSL Capital LLC
8.250%	10/15/2023		680,000	578,000
CTR Partnership LP/CareTrust Capital Corp.
5.875%	06/01/2021		840,000	851,550
GEO Group, Inc. (The)
5.875%	10/15/2024		440,000	429,000
Iron Mountain, Inc.
6.000%	10/01/2020	^	1,025,000	1,083,938

				2,942,488

Real Estate Management & Development—0.5%
CBRE Services, Inc.
5.250%	03/15/2025		570,000	578,392
Greystar Real Estate Partners LLC
8.250%	12/01/2022	^	550,000	573,375
Howard Hughes Corp. (The)
6.875%	10/01/2021	^	770,000	789,250

				1,941,017

Road & Rail—1.3%
Ashtead Capital, Inc.
6.500%	07/15/2022	^	1,805,000	1,890,737
Florida East Coast Holdings Corp.
6.750%	05/01/2019	^	390,000	357,825
Jack Cooper Holdings Corp.
10.250%	06/01/2020	^	750,000	626,250
Modular Space Corp.
10.250%	01/31/2019	^	616,000	249,480
OPE KAG Finance Sub, Inc.
7.875%	07/31/2023	^	530,000	528,013
Watco Cos. LLC/Watco Finance Corp.
6.375%	04/01/2023	^	900,000	891,000

				4,543,305

Semiconductors & Semiconductor Equipment—0.3%
Micron Technology, Inc.
5.250%	08/01/2023	^	90,000	81,225
5.500%	02/01/2025		540,000	471,150
NXP BV/NXP Funding LLC (Netherlands)
4.625%	06/15/2022	^	560,000	551,600

				1,103,975

Software—0.6%
Activision Blizzard, Inc.
5.625%	09/15/2021	^	440,000	462,000
Interface Security Systems Holdings, Inc./Interface Security Systems LLC
9.250%	01/15/2018		590,000	580,413
Open Text Corp. (Canada)
5.625%	01/15/2023	^	585,000	580,612

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint High Yield Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
SS&C Technologies Holdings, Inc.
5.875%	07/15/2023	^	$495,000	$512,325

				2,135,350

Specialty Retail—2.8%
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.000%	05/20/2022		1,260,000	1,225,350
6.750%	05/20/2020		145,000	141,737
DBP Holding Corp.
7.750%	10/15/2020	^	1,275,000	714,000
GameStop Corp.
5.500%	10/01/2019	^	330,000	326,288
Guitar Center, Inc.
9.625%	04/15/2020	^	1,060,000	747,300
L Brands, Inc.
6.875%	11/01/2035	^	510,000	525,938
6.950%	03/01/2033		330,000	330,000
Men’s Wearhouse, Inc. (The)
7.000%	07/01/2022	†	935,000	673,200
Michaels Stores, Inc.
5.875%	12/15/2020	^†	1,250,000	1,293,750
Party City Holdings, Inc.
6.125%	08/15/2023	^†	695,000	677,625
Pendragon plc (United Kingdom)
6.875%	05/01/2020	GBP	550,000	851,350
Rent-A-Center, Inc.
6.625%	11/15/2020	†	$845,000	720,362
4.750%	05/01/2021		180,000	135,450
Sally Holdings LLC/Sally Capital, Inc.
5.750%	06/01/2022		1,310,000	1,362,400
5.625%	12/01/2025		460,000	466,900

				10,191,650

Technology Hardware, Storage & Peripherals—0.3%
NCR Corp.
6.375%	12/15/2023		115,000	113,706
5.875%	12/15/2021		990,000	978,863

				1,092,569

Textiles, Apparel & Luxury Goods—0.4%
Empire Today LLC/Empire Today Finance Corp.
11.375%	02/01/2017	^	240,000	229,200
Levi Strauss & Co.
5.000%	05/01/2025		450,000	450,000
William Carter Co. (The)
5.250%	08/15/2021		500,000	516,250
Wolverine World Wide, Inc.
6.125%	10/15/2020		245,000	256,025

				1,451,475

Tobacco—0.1%
Alliance One International, Inc.
9.875%	07/15/2021	†	600,000	443,250

Trading Companies & Distributors—1.4%
Flexi-Van Leasing, Inc.
7.875%	08/15/2018	^	1,725,000	1,733,625
H&E Equipment Services, Inc.
7.000%	09/01/2022	†	1,000,000	985,000
United Rentals North America, Inc.
6.125%	06/15/2023		1,690,000	1,736,475

Coupon Rate	Maturity Date		Face	Value

WESCO Distribution, Inc.
5.375%	12/15/2021		$470,000	$453,550

				4,908,650

Transportation Infrastructure—0.1%
Moto Finance plc (United Kingdom)
6.375%	09/01/2020	^GBP	275,000	417,973

Wireless Telecommunication Services—2.8%
Matterhorn Telecom SA (Luxembourg)
3.875%	05/01/2022	^EUR	430,000	426,974
3.625%	05/01/2022	^CHF	150,000	137,031
Sprint Communications, Inc.
8.375%	08/15/2017		$1,750,000	1,726,375
6.000%	11/15/2022	†	220,000	155,650
Sprint Corp.
7.625%	02/15/2025		240,000	176,400
7.250%	09/15/2021		5,305,000	4,016,946
T-Mobile USA, Inc.
6.633%	04/28/2021		1,500,000	1,560,000
6.500%	01/15/2026		530,000	536,355
6.464%	04/28/2019		500,000	516,160
6.000%	03/01/2023	†	320,000	324,800
VimpelCom Holdings BV (Netherlands)
5.950%	02/13/2023	^	700,000	648,207

				10,224,898

TOTAL CORPORATE OBLIGATIONS
(Cost $356,013,884)				312,053,684

FLOATING RATE LOANS—0.8%**
FMG Resources PTY Ltd. Loan
4.250%	06/30/2019	#	89,542	66,847
Hercules Offshore, Inc. 1st Lien Term Loan Exit
10.500%	05/06/2020	#	770,000	563,386
Lantheus Medical Imaging, Inc. Term Loan B
7.000%	06/25/2022	#	388,050	357,006
Magnum Hunter Resources Corp.
4.260%	12/31/2022	#	80,000	80,000
Murray Energy Corp., 1st Lien Term Loan B2
7.500%	04/16/2020	#	975,013	627,840
Panda Temple Power LLC, Term Loan
7.250%	03/06/2022	#	446,625	368,466
TPF II LC LLC, Term Loan B
5.500%	09/24/2021	#	600,027	589,526

TOTAL FLOATING RATE LOANS
(Cost $3,268,990)				2,653,071

MORTGAGE-BACKED SECURITIES—2.6%
Commercial Mortgage-Backed Securities—0.2%
COMM Mortgage Trust, Series 2015-LC21, Class E
3.250%	07/10/2048	^	300,000	186,365
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class D
4.119%	08/15/2048	#	210,000	158,350
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class E
4.619%	08/15/2048	#^	200,000	139,873
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E
3.000%	05/15/2048	^	300,000	182,166

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint High Yield Fund

Coupon Rate	Maturity Date		Face	Value

MORTGAGE-BACKED SECURITIES—(Continued)
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class D
4.471%	12/15/2047	#	$200,000	$165,530

				832,284

Non-Agency Mortgage-Backed Securities—2.4%
CSMC, Series 2015-8R, Class A1
4.500%	06/27/2036	^	672,825	679,483
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2014-HQ3, Class M3
5.172%	10/25/2024	#	2,500,000	2,512,619
Morgan Stanley Resecuritization Trust, Series 2015-R5, Class 2B
0.446%	10/26/2046	#^	160,000	101,406
Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 2B
0.463%	07/26/2045	#^	3,740,000	1,867,239
Nomura Resecuritization Trust, Series 2015-6R, Class A5
0.411%	05/26/2046	#^	2,380,000	1,436,686
Reperforming Loan REMIC Trust, Series 2005-R2, Class A3
8.000%	06/25/2035	^	1,097,499	1,165,261
WaMu Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1C3
0.902%	11/25/2045	#	1,508,543	818,755

				8,581,449

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $9,627,629)				9,413,733

ASSET-BACKED SECURITIES—0.9%
Home Equity—0.6%
Bayview Financial Asset Trust Series 2007-SR1A, Class M3
1.572%	03/25/2037	#^‡	1,387,747	1,110,767
Bayview Financial Asset Trust Series 2007-SR1A, Class M1
1.222%	03/25/2037	#^‡	599,049	512,103
Mastr Asset Backed Securities Trust Series 2006-FRE1, Class A4
0.712%	12/25/2035	#	497,613	446,058

				2,068,928

Student Loan—0.3%
Nelnet Student Loan Trust Series 2008-3, Class A4
2.043%	11/25/2024	#	450,000	453,470
Nelnet Student Loan Trust Series 2005-4, Class A4
0.766%	03/22/2032	#	311,000	281,849
SLM Student Loan Trust 2008-5 Series 2008-5, Class A4
2.020%	07/25/2023	#	440,000	443,014

				1,178,333

TOTAL ASSET-BACKED SECURITIES
(Cost $3,187,442)				3,247,261

		Shares	Value

MONEY MARKET FUNDS—13.1%
Institutional Money Market Funds—13.1%
Dreyfus Institutional Cash Advantage Fund, 0.26%	††¥	3,250,000	$3,250,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32%		¥27,768,005	27,768,005
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32%	††¥	3,398,788	3,398,788
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.32%	††¥	3,250,000	3,250,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.29%	††¥	3,250,000	3,250,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.32%	††¥	3,250,000	3,250,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.31%	††¥	3,250,000	3,250,000

TOTAL MONEY MARKET FUNDS
(Cost $47,416,793)			47,416,793

TOTAL INVESTMENTS—104.0%
(Cost $421,281,438)			375,987,692
Other assets less liabilities—(4.0%)			(14,425,789)

NET ASSETS—100.0%			$361,561,903

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Notes to the Schedule of Investments:

CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
MTN	Medium Term Note
REIT	Real Estate Investment Trust
*	Non-income producing.
#	Rate is subject to change. Rate shown reflects current rate.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $156,945,483, which represents 43.4% of Net Assets. The illiquid 144A securities represented 0.4% of Net Assets, and 0.9% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
Δ	Security in default.
**	Floating Rate Loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $1,622,870)
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2015

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—95.7%
Aerospace & Defense—2.6%
Boeing Co. (The)		91,200	$13,186,608
BWX Technologies, Inc.		14,100	447,957
General Dynamics Corp.		3,220	442,299
L-3 Communications Holdings, Inc.		3,700	442,187
Lockheed Martin Corp.		2,100	456,015
Northrop Grumman Corp.		2,400	453,144
Orbital ATK, Inc.		5,000	446,700
Precision Castparts Corp.		2,000	464,020
Raytheon Co.		3,500	435,855
Spirit AeroSystems Holdings, Inc., Class A	*	8,865	443,871
Textron, Inc.		10,500	441,105
Triumph Group, Inc.		67,250	2,673,188
United Technologies Corp.		332,360	31,929,825

			52,262,774

Air Freight & Logistics—1.8%
FedEx Corp.		198,280	29,541,737
United Parcel Service, Inc., Class B		69,800	6,716,854

			36,258,591

Airlines—0.1%
Copa Holdings SA, Class A (Panama)	†	8,515	410,934
JetBlue Airways Corp.	*	19,200	434,880
Southwest Airlines Co.		37,600	1,619,056

			2,464,870

Auto Components—0.3%
Gentex Corp.		29,220	467,812
Goodyear Tire & Rubber Co. (The)		13,600	444,312
Johnson Controls, Inc.		138,200	5,457,518
Lear Corp.		3,515	431,748

			6,801,390

Automobiles—0.4%
Ford Motor Co.		98,005	1,380,890
General Motors Co.		153,672	5,226,385
Harley-Davidson, Inc.	†	9,600	435,744

			7,043,019

Banks—7.9%
Associated Banc-Corp		24,000	450,000
Bank of America Corp.		701,816	11,811,563
Bank of Hawaii Corp.	†	7,000	440,300
BankUnited, Inc.		12,500	450,750
BB&T Corp.		12,100	457,501
BOK Financial Corp.	†	7,070	422,715
CIT Group, Inc.		10,655	423,004
Citigroup, Inc.		422,625	21,870,844
Citizens Financial Group, Inc.		16,900	442,611
Comerica, Inc.		10,600	443,398
Commerce Bancshares, Inc./Missouri		10,258	436,375
Cullen/Frost Bankers, Inc.		7,200	432,000
East West Bancorp, Inc.		10,600	440,536
Fifth Third Bancorp		199,300	4,005,930
First Horizon National Corp.		31,100	451,572

		Shares	Value
First Niagara Financial Group, Inc.		41,000	$444,850
First Republic Bank/California		6,700	442,602
Huntington Bancshares, Inc./Ohio		42,100	465,626
JPMorgan Chase & Co.		676,180	44,648,166
KeyCorp		32,600	429,994
M&T Bank Corp.		60,874	7,376,711
PacWest Bancorp		10,427	449,404
People’s United Financial, Inc.	†	28,200	455,430
PNC Financial Services Group, Inc. (The)		198,485	18,917,605
Popular, Inc. (Puerto Rico)		14,660	415,465
Regions Financial Corp.		47,600	456,960
Royal Bank of Scotland Group plc (United Kingdom)	*	977,946	4,347,031
Signature Bank/New York	*	2,900	444,773
SunTrust Banks, Inc.		10,300	441,252
SVB Financial Group	*	3,800	451,820
Synovus Financial Corp.		13,885	449,596
TCF Financial Corp.		31,100	439,132
U.S. Bancorp		87,400	3,729,358
Wells Fargo & Co.		594,120	32,296,363
Zions Bancorporation		16,100	439,530

			160,520,767

Beverages—0.5%
Brown-Forman Corp., Class A	†	4,000	440,440
Brown-Forman Corp., Class B		4,400	436,832
Diageo plc ADR (United Kingdom)		28,450	3,103,041
Molson Coors Brewing Co., Class B		4,780	448,938
PepsiCo, Inc.		65,700	6,564,744

			10,993,995

Biotechnology—0.9%
Alkermes plc (Ireland)	*	5,680	450,878
Alnylam Pharmaceuticals, Inc.	*	4,910	462,227
Amgen, Inc.		38,200	6,201,006
Baxalta, Inc.		54,685	2,134,356
Gilead Sciences, Inc.		82,130	8,310,735

			17,559,202

Building Products—0.5%
Armstrong World Industries, Inc.	*	9,700	443,581
Fortune Brands Home & Security, Inc.		176,830	9,814,065
Owens Corning, Inc.		10,020	471,241

			10,728,887

Capital Markets—4.2%
Ameriprise Financial, Inc.		109,830	11,688,109
Bank of New York Mellon Corp. (The)		151,400	6,240,708
BlackRock, Inc.		28,535	9,716,738
Charles Schwab Corp. (The)		13,500	444,555
E*TRADE Financial Corp.	*	15,085	447,119
Franklin Resources, Inc.		330,150	12,156,123
Goldman Sachs Group, Inc. (The)		37,640	6,783,857
Interactive Brokers Group, Inc., Class A		10,890	474,804

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Invesco Ltd.		216,600	$7,251,768
Legg Mason, Inc.		10,730	420,938
Morgan Stanley		296,000	9,415,760
Northern Trust Corp.		130,100	9,378,909
Och-Ziff Capital Management Group LLC, Class A		178,700	1,113,301
Raymond James Financial, Inc.		7,600	440,572
State Street Corp.		107,600	7,140,336
TD Ameritrade Holding Corp.		12,825	445,156
Waddell & Reed Financial, Inc., Class A		15,000	429,900

			83,988,653

Chemicals—2.7%
Agrium, Inc. (Canada)		29,200	2,608,728
Air Products & Chemicals, Inc.		3,520	457,987
Airgas, Inc.		3,200	442,624
Albemarle Corp.		7,903	442,647
Ashland, Inc.		4,120	423,124
Cabot Corp.		10,600	433,328
Celanese Corp., Series A		6,595	444,042
Chemours Co. (The)		77,603	415,952
Dow Chemical Co. (The)		152,525	7,851,987
E.I. Du Pont de Nemours & Co.		560,761	37,346,683
Eastman Chemical Co.		6,600	445,566
FMC Corp.		11,000	430,430
Huntsman Corp.		39,225	445,988
Mosaic Co. (The)		15,000	413,850
Platform Specialty Products Corp.	*†	32,900	422,107
Praxair, Inc.		4,300	440,320
Scotts Miracle-Gro Co. (The), Class A		6,800	438,668
Westlake Chemical Corp.		8,375	454,930

			54,358,961

Commercial Services & Supplies—0.4%
ADT Corp. (The)	†	13,020	429,400
Clean Harbors, Inc.	*†	10,485	436,700
KAR Auction Services, Inc.		12,200	451,766
Pitney Bowes, Inc.		22,000	454,300
R.R. Donnelley & Sons Co.		30,175	444,176
Republic Services, Inc.		10,075	443,199
Tyco International plc		150,230	4,790,835
Waste Connections, Inc.		8,140	458,445
Waste Management, Inc.		8,335	444,839

			8,353,660

Communications Equipment—3.1%
ARRIS Group, Inc.	*	15,200	464,664
Brocade Communications Systems, Inc.		49,685	456,108
Cisco Systems, Inc.		976,230	26,509,526
CommScope Holding Co., Inc.	*	17,000	440,130
EchoStar Corp., Class A	*	11,635	455,045
Harris Corp.		97,930	8,510,117

		Shares	Value
Juniper Networks, Inc.		16,200	$447,120
Lumentum Holdings, Inc.	*	21,266	468,277
QUALCOMM, Inc.		156,400	7,817,654
ViaSat, Inc.	*†	281,700	17,186,517
Viavi Solutions, Inc.	*	72,630	442,317

			63,197,475

Construction & Engineering—0.1%
AECOM	*	14,600	438,438
Chicago Bridge & Iron Co. NV (Netherlands)		10,900	424,991
Fluor Corp.		9,200	434,424
Jacobs Engineering Group, Inc.	*	10,330	433,344
KBR, Inc.		25,350	428,922
Quanta Services, Inc.	*	21,400	433,350

			2,593,469

Construction Materials—0.3%
Martin Marietta Materials, Inc.		3,100	423,398
Vulcan Materials Co.		68,400	6,495,948

			6,919,346

Consumer Finance—0.6%
Ally Financial, Inc.	*	23,255	433,473
American Express Co.		121,700	8,464,235
Capital One Financial Corp.		5,825	420,449
Discover Financial Services		8,520	456,842
Navient Corp.		36,080	413,116
OneMain Holdings, Inc.	*	10,700	444,478
Santander Consumer USA Holdings, Inc.	*	27,845	441,343
SLM Corp.	*	68,915	449,326
Synchrony Financial	*	15,547	472,784

			11,996,046

Containers & Packaging—0.2%
AptarGroup, Inc.		6,100	443,165
Avery Dennison Corp.		7,000	438,620
Bemis Co., Inc.		9,900	442,431
Crown Holdings, Inc.	*	9,200	466,440
Graphic Packaging Holding Co.		33,500	429,805
Owens-Illinois, Inc.	*	25,500	444,210
Sonoco Products Co.		10,835	442,827
WestRock Co.		30,820	1,406,008

			4,513,506

Distributors—0.0%
Genuine Parts Co.		8,852	760,298

Diversified Consumer Services—0.8%
Graham Holdings Co., Class B		33,158	16,080,635
H&R Block, Inc.		13,400	446,354

			16,526,989

Diversified Financial Services—0.4%
Berkshire Hathaway, Inc., Class B	*	3,400	448,936
CME Group, Inc.		4,900	443,940
Intercontinental Exchange, Inc.		23,405	5,997,765
Leucadia National Corp.		25,700	446,923

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Nasdaq, Inc.		7,700	$447,909
Voya Financial, Inc.		11,800	435,538

			8,221,011

Diversified Telecommunication Services—4.1%
AT&T, Inc.		69,542	2,392,940
CenturyLink, Inc.		137,060	3,448,430
Frontier Communications Corp.	†	88,400	412,828
Level 3 Communications, Inc.	*	975,951	53,052,696
Telefonica SA (Spain)		263,605	2,924,415
Verizon Communications, Inc.		418,859	19,359,663
Zayo Group Holdings, Inc.	*	17,000	452,030

			82,043,002

Electric Utilities—2.8%
American Electric Power Co., Inc.		8,125	473,444
Avangrid, Inc.	*	12,100	464,640
Duke Energy Corp.		56,223	4,013,760
Edison International		161,135	9,540,803
Entergy Corp.		118,260	8,084,254
Eversource Energy		146,890	7,501,672
Exelon Corp.		73,450	2,039,706
FirstEnergy Corp.		255,400	8,103,842
Great Plains Energy, Inc.		16,800	458,808
Hawaiian Electric Industries, Inc.		15,600	451,620
ITC Holdings Corp.		11,370	446,273
NextEra Energy, Inc.		40,790	4,237,673
OGE Energy Corp.		16,300	428,527
Pepco Holdings, Inc.		16,995	442,040
Pinnacle West Capital Corp.		7,200	464,256
PPL Corp.		13,800	470,994
Southern Co. (The)		10,000	467,900
Westar Energy, Inc.		10,500	445,305
Xcel Energy, Inc.		206,600	7,419,006

			55,954,523

Electrical Equipment—0.9%
Babcock & Wilcox Enterprises, Inc.	*	21,250	443,487
Eaton Corp. plc		177,445	9,234,238
Emerson Electric Co.		162,400	7,767,592
Hubbell, Inc.		5,300	535,512
Regal Beloit Corp.		7,625	446,215

			18,427,044

Electronic Equipment, Instruments & Components—0.3%
Arrow Electronics, Inc.	*	8,400	455,112
Avnet, Inc.		10,100	432,684
Corning, Inc.		24,100	440,548
Dolby Laboratories, Inc., Class A		12,700	427,355
Fitbit, Inc., Class A	*	15,600	461,604
FLIR Systems, Inc.		15,900	446,313
Ingram Micro, Inc., Class A		14,300	434,434
Jabil Circuit, Inc.		18,770	437,153
Keysight Technologies, Inc.	*	15,400	436,282
National Instruments Corp.		15,200	436,088
TE Connectivity Ltd. (Switzerland)		21,800	1,408,498

		Shares	Value
Trimble Navigation Ltd.	*	20,100	$431,145

			6,247,216

Energy Equipment & Services—1.7%
Baker Hughes, Inc.		9,430	435,195
Cameron International Corp.	*	7,125	450,300
Diamond Offshore Drilling, Inc.	†	20,100	424,110
Dril-Quip, Inc.	*	7,300	432,379
Ensco plc, Class A (United Kingdom)		27,300	420,147
FMC Technologies, Inc.	*	15,100	438,051
Frank’s International NV (Netherlands)		28,400	473,996
Halliburton Co.		194,320	6,614,653
Helmerich & Payne, Inc.	†	8,015	429,203
Nabors Industries Ltd.		50,480	429,585
National Oilwell Varco, Inc.		620,800	20,790,592
Noble Corp. plc (United Kingdom)	†	41,000	432,550
Oceaneering International, Inc.		11,100	416,472
Patterson-UTI Energy, Inc.		28,340	427,367
Rowan Cos. plc, Class A	†	25,000	423,750
RPC, Inc.	†	34,600	413,470
Schlumberger Ltd.		6,300	439,425
Seadrill Ltd. (United Kingdom)	*†	115,550	391,714
Superior Energy Services, Inc.		32,830	442,220
Weatherford International plc (Switzerland)	*	50,700	425,373

			35,150,552

Food & Staples Retailing—0.7%
CVS Health Corp.		75,130	7,345,460
Rite Aid Corp.	*	56,700	444,528
Sysco Corp.		11,400	467,400
Walgreens Boots Alliance, Inc.		5,130	436,845
Wal-Mart Stores, Inc.		88,700	5,437,310
Whole Foods Market, Inc.		12,930	433,155

			14,564,698

Food Products—1.4%
Archer-Daniels-Midland Co.		196,800	7,218,624
Blue Buffalo Pet Products, Inc.	*†	23,200	434,072
Bunge Ltd.		6,200	423,336
Campbell Soup Co.		8,800	462,440
ConAgra Foods, Inc.		10,610	447,318
Flowers Foods, Inc.		20,000	429,800
Ingredion, Inc.		52,340	5,016,265
J.M. Smucker Co. (The)		3,625	447,107
Kellogg Co.		56,320	4,070,246
Kraft Heinz Co. (The)		83,360	6,065,274
McCormick & Co., Inc. (Non-Voting Shares)		16,300	1,394,628
Mondelez International, Inc., Class A		9,840	441,226
Pilgrim’s Pride Corp.	†	20,960	463,006
Pinnacle Foods, Inc.		9,965	423,114
Tyson Foods, Inc., Class A		8,360	445,839

			28,182,295

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Gas Utilities—0.1%
AGL Resources, Inc.		7,335	$468,046
Atmos Energy Corp.		7,055	444,747
National Fuel Gas Co.	†	10,320	441,180
Questar Corp.		23,100	449,988
UGI Corp.		13,202	445,700

			2,249,661

Health Care Equipment & Supplies—1.0%
Abbott Laboratories		9,935	446,181
Alere, Inc.	*	11,340	443,280
Baxter International, Inc.		86,485	3,299,403
Becton Dickinson and Co.		9,900	1,525,491
Boston Scientific Corp.	*	23,900	440,716
Cooper Cos., Inc. (The)		3,300	442,860
DENTSPLY International, Inc.		7,300	444,205
Hill-Rom Holdings, Inc.		9,200	442,152
Medtronic plc (Ireland)		128,985	9,921,526
St. Jude Medical, Inc.		7,300	450,921
Stryker Corp.		4,600	427,524
Teleflex, Inc.		3,400	446,930
Zimmer Biomet Holdings, Inc.		4,320	443,189

			19,174,378

Health Care Providers & Services—1.1%
Aetna, Inc.		4,025	435,183
Anthem, Inc.		52,030	7,255,063
Brookdale Senior Living, Inc.	*	23,400	431,964
Cardinal Health, Inc.		5,000	446,350
Community Health Systems, Inc.	*	15,690	416,256
DaVita HealthCare Partners, Inc.	*	6,335	441,613
Express Scripts Holding Co.	*	5,060	442,295
HCA Holdings, Inc.	*	6,450	436,213
Health Net, Inc.	*	6,810	466,213
Humana, Inc.		2,425	432,887
Laboratory Corp. of America Holdings	*	3,559	440,035
LifePoint Health, Inc.	*	5,975	438,565
MEDNAX, Inc.	*	6,100	437,126
Patterson Cos., Inc.		10,000	452,100
Quest Diagnostics, Inc.		6,200	441,068
UnitedHealth Group, Inc.		70,815	8,330,676
Universal Health Services, Inc., Class B		3,655	436,736
VCA, Inc.	*	8,060	443,300

			22,623,643

Health Care Technology—0.0%
Allscripts Healthcare Solutions, Inc.	*	29,545	454,402

Hotels, Restaurants & Leisure—3.7%
Aramark		14,275	460,369
Carnival Corp.		119,700	6,521,256
Darden Restaurants, Inc.		6,955	442,616
Hilton Worldwide Holdings, Inc.		224,290	4,799,806
Hyatt Hotels Corp., Class A	*†	9,040	425,061

		Shares	Value
International Game Technology plc		26,600	$430,388
Las Vegas Sands Corp.		111,700	4,896,928
McDonald’s Corp.		84,880	10,027,723
MGM Resorts International	*	19,900	452,128
Norwegian Cruise Line Holdings Ltd.	*	140,780	8,249,708
Royal Caribbean Cruises Ltd.		4,500	455,445
Wendy’s Co. (The)		41,133	443,002
Wynn Resorts Ltd.	†	551,720	38,173,507

			75,777,937

Household Durables—0.5%
D.R. Horton, Inc.		13,890	444,897
Garmin Ltd. (Switzerland)	†	12,635	469,643
Lennar Corp., Class A		8,800	430,408
Lennar Corp., Class B		10,600	425,908
Mohawk Industries, Inc.	*	2,300	435,597
Newell Rubbermaid, Inc.		10,140	446,971
PulteGroup, Inc.		308,980	5,506,024
Toll Brothers, Inc.	*	13,200	439,560
Tupperware Brands Corp.	†	8,000	445,200
Whirlpool Corp.		2,900	425,923

			9,470,131

Household Products—0.1%
Clorox Co. (The)		3,500	443,905
Colgate-Palmolive Co.		7,015	467,339
Energizer Holdings, Inc.		12,545	427,283
Kimberly-Clark Corp.		3,500	445,550
Procter & Gamble Co. (The)		5,600	444,696

			2,228,773

Independent Power and Renewable Electricity Producers—0.4%
AES Corp. (The)		598,900	5,731,473
Calpine Corp.	*	30,725	444,591
NRG Energy, Inc.		38,790	456,558
TerraForm Power, Inc., Class A	*†	35,300	444,074

			7,076,696

Industrial Conglomerates—5.2%
3M Co.		40,455	6,094,141
Carlisle Cos., Inc.		5,025	445,667
CK Hutchison Holdings Ltd. ADR (Hong Kong)		2,334,000	31,368,960
Danaher Corp.		4,820	447,682
General Electric Co.		1,145,097	35,669,771
Koninklijke Philips NV NYRS (Netherlands)		1,185,140	30,161,813
Roper Technologies, Inc.		2,320	440,313

			104,628,347

Insurance—6.1%
ACE Ltd. (Switzerland)		77,460	9,051,201
Aflac, Inc.		7,600	455,240
Alleghany Corp.	*	905	432,527
Allied World Assurance Co. Holdings AG (Switzerland)		11,870	441,445
Allstate Corp. (The)		7,500	465,675

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
American Financial Group, Inc.		6,500	$468,520
American International Group, Inc.		111,450	6,906,557
American National Insurance Co.		4,500	460,215
AmTrust Financial Services, Inc.	†	7,100	437,218
Aon plc (United Kingdom)		304,692	28,095,649
Arch Capital Group Ltd. (Bermuda)	*	6,100	425,475
Arthur J. Gallagher & Co.		10,835	443,585
Aspen Insurance Holdings Ltd. (Bermuda)		9,480	457,884
Assurant, Inc.		5,700	459,078
Assured Guaranty Ltd. (Bermuda)		17,200	454,596
Axis Capital Holdings Ltd. (Bermuda)		8,300	466,626
Brown & Brown, Inc.		14,100	452,610
Chubb Corp. (The)		38,600	5,119,904
Cincinnati Financial Corp.		7,500	443,775
CNA Financial Corp.		12,845	451,502
Endurance Specialty Holdings Ltd. (Bermuda)		7,200	460,728
Everest Re Group Ltd. (Bermuda)		2,400	439,416
FNF Group		13,000	450,710
Genworth Financial, Inc., Class A	*	114,700	427,831
Hanover Insurance Group, Inc. (The)		5,700	463,638
Hartford Financial Services Group, Inc. (The)		9,700	421,562
Lincoln National Corp.		8,800	442,288
Loews Corp.		221,400	8,501,760
Markel Corp.	*	505	446,092
Marsh & McLennan Cos., Inc.		277,605	15,393,197
Mercury General Corp.		9,500	442,415
MetLife, Inc.		374,370	18,048,378
Old Republic International Corp.		23,800	443,394
PartnerRe Ltd. (Bermuda)		3,210	448,565
Principal Financial Group, Inc.		100,165	4,505,422
ProAssurance Corp.		9,100	441,623
Progressive Corp. (The)		14,700	467,460
Prudential Financial, Inc.		5,715	465,258
Reinsurance Group of America, Inc.		5,200	444,860
RenaissanceRe Holdings Ltd. (Bermuda)		4,115	465,777
StanCorp Financial Group, Inc.		3,900	444,132
Sun Life Financial, Inc. (Canada)		96,500	3,010,800
Torchmark Corp.		7,900	451,564
Travelers Cos., Inc. (The)		3,935	444,104
Unum Group		108,135	3,599,814
Validus Holdings Ltd. (Bermuda)		10,100	467,529
W.R. Berkley Corp.		8,265	452,509
White Mountains Insurance Group Ltd.		600	436,086

		Shares	Value
Willis Group Holdings plc (United Kingdom)		33,000	$1,602,810
XL Group plc (Ireland)		62,835	2,461,875

			123,380,879

Internet & Catalog Retail—0.0%
Expedia, Inc.		3,388	421,128
Liberty Interactive Corp. QVC Group, Series A	*	16,500	450,780

			871,908

Internet Software & Services—1.7%
Alphabet, Inc., Class C	*	42,849	32,517,249
Match Group, Inc.	*†	31,900	432,245
Yahoo!, Inc.	*	13,020	433,045
Zillow Group, Inc., Class A	*†	16,900	440,076
Zillow Group, Inc., Class C	*†	18,600	436,728

			34,259,343

IT Services—0.4%
Amdocs Ltd.		7,800	425,646
Automatic Data Processing, Inc.		5,500	465,960
Black Knight Financial Services, Inc., Class A	*†	13,400	443,004
Booz Allen Hamilton Holding Corp.		14,400	444,240
Computer Sciences Corp.		13,500	441,180
CoreLogic, Inc.	*	13,000	440,180
CSRA, Inc.		16,600	498,000
DST Systems, Inc.		4,000	456,240
Fidelity National Information Services, Inc.		7,300	442,380
First Data Corp., Class A	*†	27,100	434,142
International Business Machines Corp.		8,500	1,169,770
Leidos Holdings, Inc.		7,860	442,204
Paychex, Inc.		8,300	438,987
Square, Inc., Class A	*†	35,800	468,622
Teradata Corp.	*	15,890	419,814
Xerox Corp.		43,885	466,497

			7,896,866

Leisure Products—0.5%
Brunswick Corp.		9,200	464,692
Hasbro, Inc.		6,600	444,576
Mattel, Inc.	†	343,135	9,322,978
Vista Outdoor, Inc.	*	10,100	449,551

			10,681,797

Life Sciences Tools & Services—0.2%
Agilent Technologies, Inc.		10,700	447,367
Bio-Rad Laboratories, Inc., Class A	*	3,300	457,578
Bio-Techne Corp.		5,020	451,800
PerkinElmer, Inc.		8,400	449,988
QIAGEN NV (Netherlands)	*	16,775	463,829
Quintiles Transnational Holdings, Inc.	*	6,400	439,424
Thermo Fisher Scientific, Inc.		3,200	453,920
VWR Corp.	*	17,000	481,270

			3,645,176

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Machinery—3.6%
AGCO Corp.		9,300	$422,127
Allison Transmission Holdings, Inc.		16,800	434,952
Caterpillar, Inc.		6,420	436,303
CNH Industrial NV (United Kingdom)	†	4,427,400	30,283,416
Colfax Corp.	*†	18,700	436,645
Crane Co.		9,500	454,480
Cummins, Inc.		27,300	2,402,673
Deere & Co.	†	82,115	6,262,911
Donaldson Co., Inc.		15,600	447,096
Dover Corp.		7,225	442,965
Flowserve Corp.		11,000	462,880
IDEX Corp.		5,730	438,975
Illinois Tool Works, Inc.		138,020	12,791,694
Ingersoll-Rand plc		94,370	5,217,717
ITT Corp.		12,345	448,371
Joy Global, Inc.	†	32,125	405,096
Kennametal, Inc.		22,535	432,672
Lincoln Electric Holdings, Inc.		8,325	431,984
Manitowoc Co., Inc. (The)		29,000	445,150
Oshkosh Corp.	†	11,200	437,248
PACCAR, Inc.		9,200	436,080
Parker-Hannifin Corp.		4,400	426,712
Pentair plc (United Kingdom)		113,700	5,631,561
SPX Corp.		47,025	438,743
SPX FLOW, Inc.	*	15,525	433,303
Stanley Black & Decker, Inc.		4,225	450,934
Terex Corp.		22,730	420,050
Timken Co. (The)		16,050	458,870
Trinity Industries, Inc.		18,405	442,088
Valmont Industries, Inc.		4,135	438,393
Xylem, Inc.		12,040	439,460

			73,551,549

Marine—0.0%
Kirby Corp.	*	8,100	426,222

Media—3.6%
Cable One, Inc.		1,000	433,660
Cablevision Systems Corp., Class A		13,600	433,840
CBS Corp. (Non-Voting Shares), Class B		120,610	5,684,349
Clear Channel Outdoor Holdings, Inc., Class A	*	82,240	459,722
Comcast Corp., Class A		204,490	11,539,371
Discovery Communications, Inc., Class A	*†	16,300	434,884
Discovery Communications, Inc., Class C	*	17,300	436,306
DISH Network Corp., Class A	*	7,480	427,707
Gannett Co., Inc.		27,500	447,975
John Wiley & Sons, Inc., Class A		10,000	450,300
Liberty Broadband Corp., Class A	*	8,825	455,811

		Shares	Value
Liberty Broadband Corp., Class C	*	8,827	$457,768
Liberty Media Corp., Series A	*	12,100	474,925
Liberty Media Corp., Series C	*	11,800	449,344
News Corp., Class A		275,600	3,682,016
News Corp., Class B		31,400	438,344
Scripps Networks Interactive, Inc., Class A		445,800	24,612,618
TEGNA, Inc.		17,200	438,944
Thomson Reuters Corp.		143,820	5,443,587
Time Warner, Inc.		28,833	1,864,630
Tribune Media Co., Class A		12,200	412,482
Twenty-First Century Fox, Inc., Class A		184,145	5,001,378
Twenty-First Century Fox, Inc., Class B		132,600	3,610,698
Viacom, Inc., Class B		24,200	996,072
Walt Disney Co. (The)		39,300	4,129,644

			73,216,375

Metals & Mining—0.9%
Alcoa, Inc.		43,845	432,750
Allegheny Technologies, Inc.	†	36,160	406,800
Freeport-McMoRan, Inc.		60,040	406,471
Newmont Mining Corp.		24,700	444,353
Nucor Corp.		224,070	9,030,021
Reliance Steel & Aluminum Co.		7,800	451,698
Royal Gold, Inc.		12,055	439,646
Southern Copper Corp. (Peru)	†	16,400	428,368
Steel Dynamics, Inc.		235,660	4,211,244
Tahoe Resources, Inc.	†	53,370	462,718
United States Steel Corp.	†	51,600	411,768

			17,125,837

Multiline Retail—1.0%
Dillard’s, Inc., Class A	†	6,550	430,401
Dollar General Corp.		59,270	4,259,735
J.C. Penney Co., Inc.	*†	63,000	419,580
Kohl’s Corp.	†	143,455	6,832,762
Macy’s, Inc.		112,200	3,924,756
Nordstrom, Inc.	†	68,820	3,427,924
Sears Holdings Corp.	*†	21,290	437,722
Target Corp.		6,100	442,921

			20,175,801

Multi-Utilities—1.1%
Alliant Energy Corp.		7,100	443,395
Ameren Corp.		10,200	440,946
CenterPoint Energy, Inc.		24,700	453,492
CMS Energy Corp.		12,800	461,824
Consolidated Edison, Inc.		6,900	443,463
Dominion Resources, Inc.		50,600	3,422,584
DTE Energy Co.		5,700	457,083
MDU Resources Group, Inc.		24,400	447,008
NiSource, Inc.		341,140	6,655,642
PG&E Corp.		125,660	6,683,855
Public Service Enterprise Group, Inc.		11,600	448,804
SCANA Corp.		7,300	441,577
Sempra Energy		4,715	443,257
TECO Energy, Inc.		16,900	450,385
Vectren Corp.		11,100	470,862

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
WEC Energy Group, Inc.		8,672	$444,960

			22,609,137

Oil, Gas & Consumable Fuels—7.9%
Anadarko Petroleum Corp.		126,280	6,134,682
Antero Resources Corp.	*†	20,500	446,900
Apache Corp.		225,045	10,007,751
California Resources Corp.		188,708	439,690
Canadian Natural Resources Ltd. (Canada)		221,200	4,828,796
Cheniere Energy, Inc.	*	11,400	424,650
Chesapeake Energy Corp.	†	2,521,420	11,346,390
Chevron Corp.		238,068	21,416,597
Cimarex Energy Co.		4,830	431,705
Cobalt International Energy, Inc.	*	77,100	416,340
Columbia Pipeline Group, Inc.		260,240	5,204,800
Concho Resources, Inc.	*	4,700	436,442
ConocoPhillips		9,360	437,018
CONSOL Energy, Inc.	†	1,366,780	10,797,562
Continental Resources, Inc.	*†	18,100	415,938
CVR Energy, Inc.	†	10,980	432,063
Denbury Resources, Inc.	†	194,610	393,112
Devon Energy Corp.		13,460	430,720
Diamondback Energy, Inc.	*	6,900	461,610
Energen Corp.		9,825	402,727
EOG Resources, Inc.		104,230	7,378,442
EP Energy Corp., Class A	*†	93,015	407,406
EQT Corp.		8,615	449,100
Exxon Mobil Corp.		310,355	24,192,172
Golar LNG Ltd. (Bermuda)		28,240	445,910
Gulfport Energy Corp.	*	18,400	452,088
Hess Corp.		154,245	7,477,798
HollyFrontier Corp.		10,700	426,823
Kinder Morgan, Inc.		27,255	406,645
Kosmos Energy Ltd.	*	81,400	423,280
Laredo Petroleum, Inc.	*†	51,410	410,766
Marathon Oil Corp.		439,065	5,527,828
Marathon Petroleum Corp.		8,500	440,640
Murphy Oil Corp.		19,120	429,244
Newfield Exploration Co.	*	13,300	433,048
Noble Energy, Inc.		13,030	429,078
Occidental Petroleum Corp.		139,610	9,439,032
ONEOK, Inc.		18,450	454,977
PBF Energy, Inc., Class A		12,185	448,530
Phillips 66		5,230	427,814
Pioneer Natural Resources Co.		46,690	5,853,992
QEP Resources, Inc.		33,095	443,473
Range Resources Corp.	†	18,500	455,285
Rice Energy, Inc.	*	45,160	492,244
Royal Dutch Shell plc, Class A ADR (Netherlands)		193,181	8,845,758
SM Energy Co.	†	21,000	412,860
Southwestern Energy Co.	*†	334,810	2,380,499
Spectra Energy Corp.		18,675	447,079
Targa Resources Corp.		15,900	430,254
Teekay Corp. (Bermuda)		43,800	432,306
Tesoro Corp.		4,380	461,521
TOTAL SA ADR (France)	†	53,500	2,404,825

		Shares	Value
Valero Energy Corp.		6,230	$440,523
Whiting Petroleum Corp.	*	42,040	396,858
World Fuel Services Corp.		11,245	432,483
WPX Energy, Inc.	*	75,835	435,293

			160,571,367

Paper & Forest Products—0.6%
Domtar Corp. (Canada)		11,965	442,107
International Paper Co.		300,905	11,344,118

			11,786,225

Personal Products—0.1%
Avon Products, Inc.	†	393,815	1,594,951
Edgewell Personal Care Co.		5,545	434,561
Herbalife Ltd.	*†	8,100	434,322
Nu Skin Enterprises, Inc., Class A	†	11,500	435,735

			2,899,569

Pharmaceuticals—5.0%
Allergan plc	*	19,900	6,218,750
AstraZeneca plc ADR (United Kingdom)		190,100	6,453,895
Bristol-Myers Squibb Co.		261,980	18,021,604
Endo International plc (Ireland)	*	7,100	434,662
GlaxoSmithKline plc (United Kingdom)		218,329	4,409,338
Johnson & Johnson		138,615	14,238,533
Mallinckrodt plc	*	5,860	437,332
Merck & Co., Inc.		444,210	23,463,172
Mylan NV	*	8,200	443,374
Perrigo Co. plc (Ireland)		3,020	436,994
Pfizer, Inc.		574,096	18,531,819
Roche Holding AG (Genusschein) (Switzerland)		27,559	7,636,830

			100,726,303

Professional Services—0.5%
Dun & Bradstreet Corp. (The)		4,120	428,191
IHS, Inc., Class A	*	3,800	450,034
ManpowerGroup, Inc.		5,320	448,423
Nielsen Holdings plc		150,435	7,010,271
Towers Watson & Co., Class A		3,380	434,195
TransUnion	*	16,100	443,877

			9,214,991

Real Estate Investment Trusts (REITs)—2.2%
Alexandria Real Estate Equities, Inc. REIT		5,000	451,800
American Campus Communities, Inc. REIT		11,100	458,874
American Capital Agency Corp. REIT		25,010	433,674
American Homes 4 Rent, Class A REIT		27,300	454,818
Annaly Capital Management, Inc. REIT		45,915	430,683
Apartment Investment & Management Co., Class A REIT		11,300	452,339

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Apple Hospitality REIT, Inc. REIT	†	22,200	$443,334
AvalonBay Communities, Inc. REIT		2,415	444,674
BioMed Realty Trust, Inc. REIT		18,965	449,281
Boston Properties, Inc. REIT		3,500	446,390
Brandywine Realty Trust REIT		33,300	454,878
Brixmor Property Group, Inc. REIT		17,400	449,268
Camden Property Trust REIT		6,115	469,387
Care Capital Properties, Inc. REIT		14,675	448,615
CBL & Associates Properties, Inc. REIT		35,000	432,950
Chimera Investment Corp. REIT		31,038	423,358
Columbia Property Trust, Inc. REIT		19,215	451,168
Communications Sales & Leasing, Inc. REIT		22,300	416,787
Corporate Office Properties Trust REIT		20,600	449,698
Corrections Corp. of America REIT		16,600	439,734
DDR Corp. REIT		26,600	447,944
Digital Realty Trust, Inc. REIT		54,700	4,136,414
Douglas Emmett, Inc. REIT		15,000	467,700
Duke Realty Corp. REIT		21,300	447,726
Empire State Realty Trust, Inc., Class A REIT		26,200	473,434
Equity Commonwealth REIT	*	16,650	461,705
Equity Residential REIT		5,500	448,745
Essex Property Trust, Inc. REIT		1,903	455,597
Four Corners Property Trust, Inc. REIT	*	19,118	461,899
Gaming and Leisure Properties, Inc. REIT	†	16,005	444,939
General Growth Properties, Inc. REIT		17,500	476,175
HCP, Inc. REIT		11,635	444,922
Healthcare Trust of America, Inc., Class A REIT		16,600	447,702
Hospitality Properties Trust REIT		17,100	447,165
Host Hotels & Resorts, Inc. REIT		27,790	426,299
Iron Mountain, Inc. REIT		16,279	439,696
Kilroy Realty Corp. REIT		6,800	430,304
Kimco Realty Corp. REIT		16,900	447,174
Liberty Property Trust REIT		14,100	437,805
Macerich Co. (The) REIT		14,400	1,161,936
MFA Financial, Inc. REIT		66,045	435,897
Mid-America Apartment Communities, Inc. REIT		4,900	444,969
National Retail Properties, Inc. REIT		11,340	454,167
NorthStar Realty Europe Corp. REIT		37,427	442,013
NorthStar Realty Finance Corp. REIT		26,281	447,566
Omega Healthcare Investors, Inc. REIT		12,580	440,048

		Shares	Value
Outfront Media, Inc. REIT		20,034	$437,342
Paramount Group, Inc. REIT		26,400	477,840
Piedmont Office Realty Trust, Inc., Class A REIT		23,705	447,550
Plum Creek Timber Co., Inc. REIT		9,310	444,273
Post Properties, Inc. REIT		7,625	451,095
Prologis, Inc. REIT		10,600	454,952
Public Storage REIT		1,800	445,860
Rayonier, Inc. REIT		158,345	3,515,259
Realty Income Corp. REIT		8,640	446,083
Regency Centers Corp. REIT		6,620	450,954
Retail Properties of America, Inc., Class A REIT		31,890	471,015
Senior Housing Properties Trust REIT		30,480	452,323
SL Green Realty Corp. REIT		4,125	466,043
Spirit Realty Capital, Inc. REIT		47,940	480,359
Starwood Property Trust, Inc. REIT		20,700	425,592
Taubman Centers, Inc. REIT		5,800	444,976
Two Harbors Investment Corp. REIT		51,900	420,390
UDR, Inc. REIT		12,150	456,476
Ventas, Inc. REIT		7,800	440,154
VEREIT, Inc. REIT		55,410	438,847
Vornado Realty Trust REIT		4,520	451,819
Weingarten Realty Investors REIT		13,735	474,956
Welltower, Inc. REIT		6,620	450,359
Weyerhaeuser Co. REIT		201,230	6,032,875
WP Carey, Inc. REIT		7,625	449,875
WP GLIMCHER, Inc. REIT		41,770	443,180

			45,342,098

Real Estate Management & Development—0.1%
Forest City Enterprises, Inc., Class A	*	22,000	482,460
Howard Hughes Corp. (The)	*	3,910	442,456
Jones Lang LaSalle, Inc.		2,910	465,193
Realogy Holdings Corp.	*	11,860	434,906
RMR Group, Inc. (The), Class A	*	2	22

			1,825,037

Road & Rail—0.6%
AMERCO		1,120	436,240
Canadian Pacific Railway Ltd. (Canada)		12,700	1,620,520
CSX Corp.		16,945	439,723
Genesee & Wyoming, Inc., Class A	*	8,315	446,432
Kansas City Southern		6,055	452,127
Norfolk Southern Corp.		5,115	432,678
Ryder System, Inc.		7,725	439,012
Union Pacific Corp.		97,600	7,632,320

			11,899,052

Semiconductors & Semiconductor Equipment—2.6%
Analog Devices, Inc.		149,150	8,250,978
Applied Materials, Inc.		464,620	8,674,455
Broadcom Corp., Class A		7,730	446,949
Cree, Inc.	*†	16,160	430,987

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Cypress Semiconductor Corp.	*†	45,900	$450,279
First Solar, Inc.	*	6,800	448,732
Intel Corp.		376,615	12,974,387
Lam Research Corp.		5,580	443,164
Marvell Technology Group Ltd. (Bermuda)		47,350	417,627
Maxim Integrated Products, Inc.		273,540	10,394,520
Micron Technology, Inc.	*	30,330	429,473
NVIDIA Corp.		13,500	444,960
NXP Semiconductors NV (Netherlands)	*	1	74
ON Semiconductor Corp.	*	44,300	434,140
SunEdison, Inc.	*†	83,020	422,572
SunPower Corp.	*†	14,645	439,496
Teradyne, Inc.		20,800	429,936
Texas Instruments, Inc.		117,700	6,451,137
Xilinx, Inc.		9,300	436,821

			52,420,687

Software—2.3%
Activision Blizzard, Inc.		11,485	444,584
ANSYS, Inc.	*	4,950	457,875
Autodesk, Inc.	*	7,165	436,564
CA, Inc.		116,505	3,327,383
Microsoft Corp.		572,065	31,738,166
Nuance Communications, Inc.	*	22,180	441,160
Oracle Corp.		12,200	445,666
SS&C Technologies Holdings, Inc.		6,600	450,582
Symantec Corp.		342,335	7,189,035
Synopsys, Inc.	*	9,400	428,734
Zynga, Inc., Class A	*	169,375	453,925

			45,813,674

Specialty Retail—1.3%
Aaron’s, Inc.		19,490	436,381
Best Buy Co., Inc.		14,650	446,092
Cabela’s, Inc.	*†	9,360	437,393
CST Brands, Inc.		11,285	441,695
Dick’s Sporting Goods, Inc.		12,215	431,800
DSW, Inc., Class A	†	18,300	436,638
Foot Locker, Inc.		6,630	431,547
GameStop Corp., Class A	†	15,600	437,424
Home Depot, Inc. (The)		66,160	8,749,660
Lowe’s Cos., Inc.		84,245	6,405,990
Murphy USA, Inc.	*	7,190	436,721
Office Depot, Inc.	*	81,000	456,840
Penske Automotive Group, Inc.		10,350	438,219
Signet Jewelers Ltd.		37,600	4,650,744
Staples, Inc.		217,400	2,058,778
Tiffany & Co.		5,800	442,482

			27,138,404

Technology Hardware, Storage & Peripherals—0.5%
3D Systems Corp.	*†	42,800	371,932
EMC Corp.		210,620	5,408,721
Hewlett Packard Enterprise Co.		30,040	456,608
HP, Inc.		38,040	450,394

		Shares	Value
Lexmark International, Inc., Class A		13,800	$447,810
NCR Corp.	*	17,510	428,295
NetApp, Inc.		16,870	447,561
SanDisk Corp.		5,960	452,900
Western Digital Corp.		32,100	1,927,605

			10,391,826

Textiles, Apparel & Luxury Goods—0.3%
Coach, Inc.		13,400	438,582
Fossil Group, Inc.	*†	11,600	424,096
PVH Corp.		59,740	4,399,851
Ralph Lauren Corp.		4,130	460,412

			5,722,941

Thrifts & Mortgage Finance—0.1%
New York Community Bancorp, Inc.	†	26,900	439,008
TFS Financial Corp.		23,830	448,719

			887,727

Tobacco—0.3%
Altria Group, Inc.		7,685	447,344
British American Tobacco plc (United Kingdom)		106,449	5,911,542
Philip Morris International, Inc.		5,010	440,429

			6,799,315

Trading Companies & Distributors—0.1%
Air Lease Corp.		13,400	448,632
GATX Corp.	†	10,500	446,775
MSC Industrial Direct Co., Inc., Class A		7,800	438,906
NOW, Inc.	*†	27,800	439,796
WESCO International, Inc.	*†	10,115	441,823

			2,215,932

Transportation Infrastructure—0.0%
Macquarie Infrastructure Corp.		6,300	457,380

Water Utilities—0.1%
American Water Works Co., Inc.		7,500	448,125
Aqua America, Inc.		15,200	452,960

			901,085

Wireless Telecommunication Services—0.2%
SBA Communications Corp., Class A	*	4,300	451,801
Sprint Corp.	*†	114,075	412,951
Telephone & Data Systems, Inc.		16,600	429,774
T-Mobile US, Inc.	*	11,300	442,056
United States Cellular Corp.	*	10,700	436,667
Vodafone Group plc (United Kingdom)		512,227	1,661,033

			3,834,282

TOTAL COMMON STOCKS
(Cost $1,860,333,380)			1,939,004,992

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Equity Income Fund		Shares	Value
MONEY MARKET FUNDS—11.8%
Institutional Money Market Funds—11.8%
Dreyfus Institutional Cash Advantage Fund, 0.26%	††¥	25,075,000	$25,075,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32%		¥87,925,501	87,925,501
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32%	††¥	21,761,962	21,761,962
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.32%	††¥	25,025,000	25,025,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.29%	††¥	28,500,000	28,500,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.32%	††¥	25,075,000	25,075,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.31%	††¥	25,075,000	25,075,000

TOTAL MONEY MARKET FUNDS
(Cost $238,437,463)			238,437,463

TOTAL INVESTMENTS—107.5%
(Cost $2,098,770,843)			2,177,442,455
Other assets less liabilities—(7.5%)			(151,699,576)

NET ASSETS—100.0%			$2,025,742,879

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2015

Vantagepoint Growth & Income Fund		Shares	Value

COMMON STOCKS—95.3%
Aerospace & Defense—3.1%
Boeing Co. (The)		47,900	$6,925,861
Honeywell International, Inc.		274,100	28,388,537
Lockheed Martin Corp.		2,500	542,875
Northrop Grumman Corp.		500	94,405
Rockwell Collins, Inc.		2,100	193,830
Textron, Inc.		25,500	1,071,255
Triumph Group, Inc.		189,460	7,531,035
United Technologies Corp.		107,410	10,318,879

			55,066,677

Air Freight & Logistics—1.1%
Expeditors International of Washington, Inc.		376,550	16,982,405
FedEx Corp.		18,300	2,726,517

			19,708,922

Airlines—0.5%
Alaska Air Group, Inc.		18,400	1,481,384
American Airlines Group, Inc.		132,200	5,598,670
Delta Air Lines, Inc.		2,400	121,656
United Continental Holdings, Inc.	*	39,500	2,263,350

			9,465,060

Auto Components—0.1%
BorgWarner, Inc.		2,600	112,398
Delphi Automotive plc (United Kingdom)		8,800	754,424

			866,822

Automobiles—0.1%
Ferrari NV (Italy)	*†	2,700	129,600
Tesla Motors, Inc.	*†	7,190	1,725,672

			1,855,272

Banks—6.4%
Citigroup, Inc.		467,250	24,180,187
Comerica, Inc.		425,100	17,781,933
JPMorgan Chase & Co.		413,718	27,317,800
M&T Bank Corp.		89,800	10,881,964
PNC Financial Services Group, Inc. (The)		172,500	16,440,975
Wells Fargo & Co.		323,330	17,576,219

			114,179,078

Beverages—1.5%
Coca-Cola Co. (The)		340,800	14,640,768
Constellation Brands, Inc., Class A		10,900	1,552,596
Diageo plc ADR (United Kingdom)		85,660	9,342,936
Molson Coors Brewing Co., Class B		900	84,528
Monster Beverage Corp.	*	2,200	327,712

			25,948,540

Biotechnology—3.9%
Alexion Pharmaceuticals, Inc.	*	58,300	11,120,725
Amgen, Inc.		59,030	9,582,340
Baxalta, Inc.		61,444	2,398,159
Biogen, Inc.	*	14,000	4,288,900
Celgene Corp.	*	73,200	8,766,432

		Shares	Value

Gilead Sciences, Inc.		162,700	$16,463,613
Incyte Corp.	*	5,700	618,165
Regeneron Pharmaceuticals, Inc.	*	9,500	5,157,265
Vertex Pharmaceuticals, Inc.	*	85,590	10,769,790

			69,165,389

Building Products—0.7%
Fortune Brands Home & Security, Inc.		220,440	12,234,420

Capital Markets—3.8%
Ameriprise Financial, Inc.		15,200	1,617,584
Bank of New York Mellon Corp. (The)		607,250	25,030,845
BlackRock, Inc.		30,020	10,222,410
Goldman Sachs Group, Inc. (The)		41,100	7,407,453
Invesco Ltd.		349,100	11,687,868
Morgan Stanley		145,800	4,637,898
Northern Trust Corp.		7,700	555,093
State Street Corp.		30,300	2,010,708
TD Ameritrade Holding Corp.		104,300	3,620,253

			66,790,112

Chemicals—2.1%
Agrium, Inc. (Canada)		80,800	7,218,672
Ashland, Inc.		10,900	1,119,430
Dow Chemical Co. (The)		145,900	7,510,932
Ecolab, Inc.		18,600	2,127,468
Potash Corp. of Saskatchewan, Inc. (Canada)		1,046,125	17,909,660
PPG Industries, Inc.		300	29,646
Sherwin-Williams Co. (The)		7,800	2,024,880

			37,940,688

Communications Equipment—1.9%
Cisco Systems, Inc.		861,150	23,384,528
QUALCOMM, Inc.		208,000	10,396,880

			33,781,408

Consumer Finance—1.4%
American Express Co.		240,400	16,719,820
Synchrony Financial	*	240,520	7,314,213

			24,034,033

Diversified Financial Services—2.2%
Berkshire Hathaway, Inc., Class B	*	205,500	27,134,220
Intercontinental Exchange, Inc.		48,340	12,387,608

			39,521,828

Diversified Telecommunication Services—0.3%
Verizon Communications, Inc.		118,700	5,486,314

Electric Utilities—0.9%
Edison International		142,350	8,428,543
Xcel Energy, Inc.		197,400	7,088,634

			15,517,177

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Growth & Income Fund		Shares	Value

COMMON STOCKS—(Continued)
Electrical Equipment—0.9%
Eaton Corp. plc		210,380	$10,948,175
Rockwell Automation, Inc.		56,775	5,825,683

			16,773,858

Electronic Equipment, Instruments & Components—1.2%
TE Connectivity Ltd. (Switzerland)		341,650	22,074,006

Energy Equipment & Services—1.8%
Halliburton Co.		275,610	9,381,765
Schlumberger Ltd.		312,975	21,830,006

			31,211,771

Food & Staples Retailing—0.5%
Costco Wholesale Corp.		7,400	1,195,100
CVS Health Corp.		33,000	3,226,410
Kroger Co. (The)		1,000	41,830
Walgreens Boots Alliance, Inc.		48,100	4,095,956

			8,559,296

Food Products—3.3%
Danone SA ADR (France)		1,697,800	23,107,058
Ingredion, Inc.		111,500	10,686,160
Kraft Heinz Co. (The)		75,880	5,521,029
Nestle SA ADR (Switzerland)		258,550	19,241,291

			58,555,538

Health Care Equipment & Supplies—1.4%
Baxter International, Inc.		100,890	3,848,954
Becton Dickinson and Co.		22,900	3,528,661
Hologic, Inc.	*	10,900	421,721
Intuitive Surgical, Inc.	*	5,700	3,113,112
Medtronic plc (Ireland)		168,295	12,945,251
Stryker Corp.		17,800	1,654,332

			25,512,031

Health Care Providers & Services—3.7%
Aetna, Inc.		18,300	1,978,596
AmerisourceBergen Corp.		123,725	12,831,520
Anthem, Inc.		27,600	3,848,544
Cardinal Health, Inc.		33,900	3,026,253
Cigna Corp.		400	58,532
Henry Schein, Inc.	*	4,100	648,579
Humana, Inc.		4,500	803,295
McKesson Corp.		48,300	9,526,209
UnitedHealth Group, Inc.		288,150	33,897,966

			66,619,494

Hotels, Restaurants & Leisure—2.6%
Brinker International, Inc.		162,200	7,777,490
Carnival Corp.		5,100	277,848
Chipotle Mexican Grill, Inc.	*	2,000	959,700
Hilton Worldwide Holdings, Inc.		429,081	9,182,333
Las Vegas Sands Corp.		1,100	48,224
Marriott International, Inc., Class A	†	18,771	1,258,408
MGM Resorts International	*	84,700	1,924,384
Norwegian Cruise Line Holdings Ltd.	*	260,100	15,241,860

		Shares	Value

Royal Caribbean Cruises Ltd.		29,200	$2,955,332
Starbucks Corp.		97,400	5,846,922

			45,472,501

Household Durables—0.5%
PulteGroup, Inc.		533,170	9,501,089

Industrial Conglomerates—2.4%
3M Co.		74,175	11,173,722
Danaher Corp.		143,300	13,309,704
General Electric Co.		193,427	6,025,251
Koninklijke Philips NV NYRS (Netherlands)		343,379	8,738,996
Roper Technologies, Inc.		15,900	3,017,661

			42,265,334

Insurance—3.5%
ACE Ltd. (Switzerland)		62,060	7,251,711
Marsh & McLennan Cos., Inc.		158,290	8,777,180
Principal Financial Group, Inc.		226,200	10,174,476
Progressive Corp. (The)		789,850	25,117,230
XL Group plc (Ireland)		269,900	10,574,682

			61,895,279

Internet & Catalog Retail—3.1%
Amazon.com, Inc.	*	48,300	32,645,487
Ctrip.com International Ltd. ADR (China)	*†	45,000	2,084,850
JD.com, Inc. ADR (China)	*	17,300	558,185
Netflix, Inc.	*	46,000	5,261,480
Priceline Group, Inc. (The)	*	11,000	14,024,450

			54,574,452

Internet Software & Services—4.5%
Akamai Technologies, Inc.	*	6,400	336,832
Alibaba Group Holding Ltd. ADR (China)	*†	73,338	5,960,179
Alphabet, Inc., Class A	*	14,800	11,514,548
Alphabet, Inc., Class C	*	24,254	18,405,876
Baidu, Inc. ADR (China)	*	14,900	2,816,696
eBay, Inc.	*	655,425	18,011,079
Facebook, Inc., Class A	*	145,700	15,248,962
LinkedIn Corp., Class A	*	13,700	3,083,596
Tencent Holdings Ltd. (China)		278,800	5,458,900

			80,836,668

IT Services—3.0%
Accenture plc, Class A (Ireland)		224,975	23,509,887
Cognizant Technology Solutions Corp., Class A	*	12,700	762,254
First Data Corp., Class A	*†	20,100	322,002
Fiserv, Inc.	*	42,300	3,868,758
MasterCard, Inc., Class A		116,000	11,293,760
PayPal Holdings, Inc.	*	10,200	369,240
Visa, Inc., Class A		161,200	12,501,060

			52,626,961

Life Sciences Tools & Services—0.3%
Thermo Fisher Scientific, Inc.		43,100	6,113,735

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Growth & Income Fund		Shares	Value

COMMON STOCKS—(Continued)
Machinery—2.3%
Caterpillar, Inc.		99,600	$6,768,816
Flowserve Corp.		1,300	54,704
PACCAR, Inc.		356,100	16,879,140
Stanley Black & Decker, Inc.		155,525	16,599,183
Wabtec Corp.		20,400	1,450,848

			41,752,691

Media—4.1%
CBS Corp. (Non-Voting Shares), Class B		242,460	11,427,140
Comcast Corp., Class A		478,300	26,990,469
Omnicom Group, Inc.		313,375	23,709,952
Thomson Reuters Corp.		178,010	6,737,679
Time Warner, Inc.		800	51,736
Walt Disney Co. (The)		38,400	4,035,072

			72,952,048

Metals & Mining—0.6%
Barrick Gold Corp. (Canada)		194,500	1,435,410
Steel Dynamics, Inc.		513,920	9,183,750

			10,619,160

Multiline Retail—2.1%
Dollar General Corp.		447,625	32,170,809
Nordstrom, Inc.	†	112,040	5,580,712

			37,751,521

Multi-Utilities—0.5%
Dominion Resources, Inc.		140,700	9,516,948

Oil, Gas & Consumable Fuels—4.1%
BG Group plc (United Kingdom)		532,646	7,721,151
Chevron Corp.		226,340	20,361,546
Cimarex Energy Co.		4,700	420,086
Concho Resources, Inc.	*	3,000	278,580
Devon Energy Corp.		436,850	13,979,200
EOG Resources, Inc.		146,790	10,391,264
Marathon Oil Corp.		651,070	8,196,971
Pioneer Natural Resources Co.		71,200	8,927,056
Southwestern Energy Co.	*†	361,970	2,573,607

			72,849,461

Paper & Forest Products—0.4%
International Paper Co.		206,420	7,782,034

Personal Products—0.8%
Estee Lauder Cos., Inc. (The), Class A		8,200	722,092
Unilever plc ADR (United Kingdom)	†	330,425	14,247,926

			14,970,018

Pharmaceuticals—4.5%
AbbVie, Inc.		3,900	231,036
Allergan plc	*	59,853	18,704,062
AstraZeneca plc ADR (United Kingdom)		266,600	9,051,070
Bristol-Myers Squibb Co.		245,300	16,874,187
Eli Lilly & Co.		45,200	3,808,552
Merck & Co., Inc.		297,930	15,736,663

		Shares	Value

Perrigo Co. plc (Ireland)		300	$43,410
Roche Holding AG ADR (Switzerland)		306,950	10,580,567
Shire plc ADR (Ireland)		2,200	451,000
Valeant Pharmaceuticals International, Inc.	*	37,000	3,761,050
Zoetis, Inc.		4,900	234,808

			79,476,405

Professional Services—0.5%
IHS, Inc., Class A	*	5,100	603,993
Nielsen Holdings plc		185,800	8,658,280

			9,262,273

Real Estate Investment Trusts (REITs)—0.4%
American Tower Corp. REIT		70,700	6,854,365

Road & Rail—0.7%
Canadian Pacific Railway Ltd. (Canada)		15,100	1,926,760
J.B. Hunt Transport Services, Inc.		12,400	909,664
Union Pacific Corp.		133,200	10,416,240

			13,252,664

Semiconductors & Semiconductor Equipment—2.1%
Avago Technologies Ltd. (Singapore)		600	87,090
Intel Corp.		554,710	19,109,760
Maxim Integrated Products, Inc.		481,970	18,314,860

			37,511,710

Software—4.3%
Electronic Arts, Inc.	*	20,000	1,374,400
Microsoft Corp.		978,725	54,299,663
Red Hat, Inc.	*	33,581	2,780,843
salesforce.com, Inc.	*	86,400	6,773,760
ServiceNow, Inc.	*	29,900	2,588,144
Symantec Corp.		433,140	9,095,940

			76,912,750

Specialty Retail—3.3%
AutoZone, Inc.	*	3,500	2,596,685
CarMax, Inc.	*	5,700	307,629
Home Depot, Inc. (The)		41,000	5,422,250
L Brands, Inc.		15,000	1,437,300
Lowe’s Cos., Inc.		84,200	6,402,568
O’Reilly Automotive, Inc.	*	19,800	5,017,716
Ross Stores, Inc.		469,675	25,273,212
Signet Jewelers Ltd.		72,200	8,930,418
Tractor Supply Co.		33,400	2,855,700

			58,243,478

Technology Hardware, Storage & Peripherals—0.3%
Apple, Inc.		57,400	6,041,924

Textiles, Apparel & Luxury Goods—0.9%
Hanesbrands, Inc.		104,800	3,084,264
NIKE, Inc., Class B		65,600	4,100,000
PVH Corp.		104,750	7,714,838
V.F. Corp.		3,800	236,550

			15,135,652

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Growth & Income Fund		Shares	Value

COMMON STOCKS—(Continued)
Tobacco—0.7%
British American Tobacco plc ADR (United Kingdom)		112,700	$12,447,715

Wireless Telecommunication Services—0.0%
T-Mobile US, Inc.	*	4,800	187,776

TOTAL COMMON STOCKS
(Cost $1,402,154,911)			1,697,674,346

MONEY MARKET FUNDS—5.8%
Institutional Money Market Funds—5.8%
Dreyfus Institutional Cash Advantage Fund, 0.26%	††¥	2,900,000	2,900,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32%		¥85,477,927	85,477,927
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32%	††¥	3,013,845	3,013,845
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.32%	††¥	2,900,000	2,900,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.29%	††¥	2,900,000	2,900,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.32%	††¥	2,900,000	2,900,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.31%	††¥	2,900,000	2,900,000

TOTAL MONEY MARKET FUNDS
(Cost $102,991,772)			102,991,772

TOTAL INVESTMENTS—101.1%
(Cost $1,505,146,683)			1,800,666,118
Other assets less liabilities—(1.1%)			(18,723,686)

NET ASSETS—100.0%			$1,781,942,432

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2015

Vantagepoint Growth Fund		Shares	Value

COMMON STOCKS—96.4%
Aerospace & Defense—1.8%
Boeing Co. (The)		90,385	$13,068,767
Honeywell International, Inc.		129,090	13,369,851
Lockheed Martin Corp.		17,210	3,737,152
Northrop Grumman Corp.		500	94,405
Rockwell Collins, Inc.		2,200	203,060
Textron, Inc.		249,377	10,476,328

			40,949,563

Air Freight & Logistics—0.1%
FedEx Corp.		18,700	2,786,113

Airlines—2.4%
Alaska Air Group, Inc.		19,000	1,529,690
American Airlines Group, Inc.		134,700	5,704,545
Delta Air Lines, Inc.		360,088	18,252,861
United Continental Holdings, Inc.	*	487,111	27,911,460

			53,398,556

Auto Components—1.1%
BorgWarner, Inc.		2,600	112,398
Delphi Automotive plc (United Kingdom)		276,033	23,664,309

			23,776,707

Automobiles—0.1%
Ferrari NV (Italy)	*†	2,700	129,600
Tesla Motors, Inc.	*†	7,300	1,752,073

			1,881,673

Banks—0.4%
Bank of America Corp.		190,980	3,214,194
Citigroup, Inc.		5,900	305,325
Citizens Financial Group, Inc.		198,085	5,187,846

			8,707,365

Beverages—2.5%
Anheuser-Busch InBev SA NV ADR (Belgium)		23,625	2,953,125
Coca-Cola Enterprises, Inc.		223,134	10,987,118
Constellation Brands, Inc., Class A		197,566	28,141,301
Molson Coors Brewing Co., Class B		73,925	6,943,036
Monster Beverage Corp.	*	2,300	342,608
PepsiCo, Inc.		65,700	6,564,744

			55,931,932

Biotechnology—6.7%
ACADIA Pharmaceuticals, Inc.	*	15,605	556,318
Alexion Pharmaceuticals, Inc.	*	103,615	19,764,561
Amgen, Inc.		1,100	178,563
Baxalta, Inc.		157,761	6,157,412
Biogen, Inc.	*	75,770	23,212,140
BioMarin Pharmaceutical, Inc.	*	10,435	1,093,171
Celgene Corp.	*	316,073	37,852,902
Gilead Sciences, Inc.		383,689	38,825,490
Incyte Corp.	*	26,140	2,834,883
Regeneron Pharmaceuticals, Inc.	*	11,345	6,158,860
Vertex Pharmaceuticals, Inc.	*	96,715	12,169,648

			148,803,948

		Shares	Value

Building Products—0.3%
Masco Corp.		237,980	$6,734,834

Capital Markets—1.5%
Ameriprise Financial, Inc.		15,800	1,681,436
Bank of New York Mellon Corp. (The)		20,500	845,010
Blackstone Group LP (The)		215,085	6,289,085
Carlyle Group LP (The)		27,213	425,067
Charles Schwab Corp. (The)		312,536	10,291,811
E*TRADE Financial Corp.	*	31,900	945,516
Morgan Stanley		237,120	7,542,787
Northern Trust Corp.		8,100	583,929
State Street Corp.		30,900	2,050,524
TD Ameritrade Holding Corp.		106,300	3,689,673

			34,344,838

Chemicals—2.5%
Air Products & Chemicals, Inc.		33,770	4,393,815
Ashland, Inc.		11,300	1,160,510
Celanese Corp., Series A		142,412	9,588,600
Dow Chemical Co. (The)		317,493	16,344,540
Ecolab, Inc.		18,000	2,058,840
PPG Industries, Inc.		213,152	21,063,680
Sherwin-Williams Co. (The)		8,000	2,076,800

			56,686,785

Commercial Services & Supplies—0.1%
Tyco International plc		72,475	2,311,228

Communications Equipment—0.8%
Arista Networks, Inc.	*†	25,675	1,998,542
ARRIS Group, Inc.	*	40,365	1,233,958
Palo Alto Networks, Inc.	*	82,341	14,503,544

			17,736,044

Consumer Finance—1.5%
Capital One Financial Corp.		203,318	14,675,493
LendingClub Corp.	*†	100,250	1,107,763
Synchrony Financial	*	552,319	16,796,021

			32,579,277

Diversified Consumer Services—0.1%
ServiceMaster Global Holdings, Inc.	*	81,560	3,200,414

Diversified Financial Services—0.6%
Intercontinental Exchange, Inc.		17,960	4,602,430
McGraw Hill Financial, Inc.		95,983	9,462,004

			14,064,434

Diversified Telecommunication Services—0.1%
Level 3 Communications, Inc.	*	38,880	2,113,517

Energy Equipment & Services—0.2%
Baker Hughes, Inc.		52,880	2,440,412
Weatherford International plc (Switzerland)	*	119,450	1,002,186

			3,442,598

Food & Staples Retailing—1.8%
Costco Wholesale Corp.		72,977	11,785,785
CVS Health Corp.		77,685	7,595,262

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Growth Fund		Shares	Value

COMMON STOCKS—(Continued)
Kroger Co. (The)		342,090	$14,309,625
Walgreens Boots Alliance, Inc.		76,010	6,472,632

			40,163,304

Food Products—0.3%
General Mills, Inc.		19,785	1,140,803
Mondelez International, Inc., Class A		128,688	5,770,370

			6,911,173

Health Care Equipment & Supplies—2.7%
Becton Dickinson and Co.		23,300	3,590,297
Cooper Cos., Inc. (The)		62,446	8,380,253
DexCom, Inc.	*	85,972	7,041,107
Edwards Lifesciences Corp.	*	189,877	14,996,485
Hologic, Inc.	*	62,210	2,406,905
Intuitive Surgical, Inc.	*	17,636	9,632,078
Medtronic plc (Ireland)		16,100	1,238,412
STERIS plc (United Kingdom)	†	161,402	12,160,027
Stryker Corp.		18,200	1,691,508

			61,137,072

Health Care Providers & Services—2.6%
Aetna, Inc.		32,365	3,499,304
AmerisourceBergen Corp.		73,077	7,578,816
Anthem, Inc.		28,200	3,932,208
Cardinal Health, Inc.		34,500	3,079,815
Cigna Corp.		400	58,532
HCA Holdings, Inc.	*	40,920	2,767,420
Henry Schein, Inc.	*	4,200	664,398
Humana, Inc.		7,610	1,358,461
McKesson Corp.		103,038	20,322,185
UnitedHealth Group, Inc.		130,040	15,297,905

			58,559,044

Hotels, Restaurants & Leisure—4.1%
Carnival Corp.		4,300	234,264
Chipotle Mexican Grill, Inc.	*	2,000	959,700
Hilton Worldwide Holdings, Inc.		430,140	9,204,996
Las Vegas Sands Corp.		1,100	48,224
Marriott International, Inc., Class A		18,900	1,267,056
McDonald’s Corp.		107,141	12,657,638
MGM Resorts International	*	83,600	1,899,392
Norwegian Cruise Line Holdings Ltd.	*	167,535	9,817,551
Royal Caribbean Cruises Ltd.		166,441	16,845,493
Starbucks Corp.		538,467	32,324,174
Yum! Brands, Inc.		76,555	5,592,343

			90,850,831

Household Durables—0.8%
Jarden Corp.	*	121,765	6,955,217
Newell Rubbermaid, Inc.		231,040	10,184,243

			17,139,460

Industrial Conglomerates—0.9%
Danaher Corp.		162,755	15,116,684
General Electric Co.		36,372	1,132,988
Roper Technologies, Inc.		16,000	3,036,640

			19,286,312

		Shares	Value

Insurance—0.1%
Marsh & McLennan Cos., Inc.		26,500	$1,469,425

Internet & Catalog Retail—7.1%
Amazon.com, Inc.	*	140,032	94,646,228
Ctrip.com International Ltd. ADR (China)	*†	98,330	4,555,629
JD.com, Inc. ADR (China)	*	19,200	619,488
Netflix, Inc.	*	174,371	19,944,555
Priceline Group, Inc. (The)	*	29,099	37,099,770

			156,865,670

Internet Software & Services—10.8%
Akamai Technologies, Inc.	*	6,400	336,832
Alibaba Group Holding Ltd. ADR (China)	*†	80,475	6,540,203
Alphabet, Inc., Class A	*	66,206	51,508,930
Alphabet, Inc., Class C	*	97,569	74,043,163
Baidu, Inc. ADR (China)	*†	15,200	2,873,408
Facebook, Inc., Class A	*	796,314	83,342,223
GrubHub, Inc.	*†	43,700	1,057,540
LinkedIn Corp., Class A	*	36,040	8,111,883
Tencent Holdings Ltd. (China)		284,900	5,578,338
Yahoo!, Inc.	*	208,430	6,932,382

			240,324,902

IT Services—6.7%
Alliance Data Systems Corp.	*	13,440	3,717,101
Cognizant Technology Solutions Corp., Class A	*	196,936	11,820,099
First Data Corp., Class A	*†	19,900	318,798
Fiserv, Inc.	*	43,100	3,941,926
FleetCor Technologies, Inc.	*	54,475	7,786,112
MasterCard, Inc., Class A		449,429	43,756,407
PayPal Holdings, Inc.	*	163,167	5,906,645
Sabre Corp.		113,600	3,177,392
Visa, Inc., Class A		881,381	68,351,097

			148,775,577

Life Sciences Tools & Services—1.3%
Thermo Fisher Scientific, Inc.		202,377	28,707,177

Machinery—0.1%
Flowserve Corp.		1,000	42,080
WABCO Holdings, Inc.	*	475	48,574
Wabtec Corp.		20,700	1,472,184

			1,562,838

Media—2.5%
Comcast Corp., Class A		389,694	21,990,433
Time Warner, Inc.		22,285	1,441,171
Twenty-First Century Fox, Inc., Class A		375,040	10,186,086
Walt Disney Co. (The)		208,361	21,894,574

			55,512,264

Multiline Retail—1.4%
Dollar General Corp.		46,530	3,344,111
Dollar Tree, Inc.	*	181,152	13,988,558
Target Corp.	†	175,256	12,725,338

			30,058,007

Multi-Utilities—0.0%
Sempra Energy		5,310	499,193

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Growth Fund		Shares	Value

COMMON STOCKS—(Continued)
Oil, Gas & Consumable Fuels—1.1%
Anadarko Petroleum Corp.		52,465	$2,548,750
Cimarex Energy Co.		4,600	411,148
Concho Resources, Inc.	*	2,900	269,294
EOG Resources, Inc.		14,715	1,041,675
Pioneer Natural Resources Co.		2,800	351,064
Suncor Energy, Inc. (Canada)		341,620	8,813,796
Valero Energy Corp.		155,881	11,022,345

			24,458,072

Personal Products—0.0%
Estee Lauder Cos., Inc. (The), Class A		8,300	730,898

Pharmaceuticals—6.6%
AbbVie, Inc.		4,000	236,960
Allergan plc	*	109,146	34,108,125
Bristol-Myers Squibb Co.		730,365	50,241,808
Eli Lilly & Co.		186,443	15,709,687
Jazz Pharmaceuticals plc (Ireland)	*	125,373	17,622,429
Perrigo Co. plc (Ireland)		300	43,410
Shire plc ADR (Ireland)		24,126	4,945,830
Teva Pharmaceutical Industries Ltd. ADR (Israel)		292,987	19,231,667
Valeant Pharmaceuticals International, Inc.	*	37,600	3,822,040
Zoetis, Inc.		5,900	282,728

			146,244,684

Professional Services—0.6%
IHS, Inc., Class A	*	4,400	521,092
Nielsen Holdings plc		217,913	10,154,746
Verisk Analytics, Inc.	*	42,070	3,234,341

			13,910,179

Real Estate Investment Trusts (REITs)—0.5%
American Tower Corp. REIT		72,000	6,980,400
Blackstone Mortgage Trust, Inc., Class A REIT		134,420	3,597,079
Crown Castle International Corp. REIT		9,825	849,371

			11,426,850

Road & Rail—0.6%
Canadian Pacific Railway Ltd. (Canada)		15,300	1,952,280
J.B. Hunt Transport Services, Inc.		12,700	931,672
Union Pacific Corp.		138,030	10,793,946

			13,677,898

Semiconductors & Semiconductor Equipment—2.8%
Avago Technologies Ltd. (Singapore)		152,632	22,154,535
Broadcom Corp., Class A		101,900	5,891,858
Lam Research Corp.		261,990	20,807,246
NXP Semiconductors NV (Netherlands)	*	156,151	13,155,721

			62,009,360

Software—6.3%
Activision Blizzard, Inc.		211,393	8,183,023
Adobe Systems, Inc.	*	176,084	16,541,331

		Shares	Value

Electronic Arts, Inc.	*	20,200	$1,388,144
Microsoft Corp.		864,145	47,942,764
Red Hat, Inc.	*	33,700	2,790,697
salesforce.com, Inc.	*	367,452	28,808,237
ServiceNow, Inc.	*	260,044	22,509,409
Splunk, Inc.	*	92,422	5,435,338
Tableau Software, Inc., Class A	*	64,940	6,118,647

			139,717,590

Specialty Retail—5.1%
AutoZone, Inc.	*	3,600	2,670,876
CarMax, Inc.	*	5,600	302,232
Home Depot, Inc. (The)		188,200	24,889,450
L Brands, Inc.		121,402	11,632,740
Lowe’s Cos., Inc.		362,065	27,531,423
O’Reilly Automotive, Inc.	*	20,100	5,093,742
Ross Stores, Inc.		53,500	2,878,835
Signet Jewelers Ltd.		15,770	1,950,591
TJX Cos., Inc. (The)		255,118	18,090,417
Tractor Supply Co.		34,000	2,907,000
Ulta Salon Cosmetics & Fragrance, Inc.	*	83,168	15,386,080

			113,333,386

Technology Hardware, Storage & Peripherals—4.1%
Apple, Inc.		858,867	90,404,340

Textiles, Apparel & Luxury Goods—2.2%
Coach, Inc.		78,125	2,557,031
Hanesbrands, Inc.		104,700	3,081,321
NIKE, Inc., Class B		437,947	27,371,688
PVH Corp.		400	29,460
Under Armour, Inc., Class A	*†	98,333	7,926,623
V.F. Corp.		145,237	9,041,003

			50,007,126

Trading Companies & Distributors—0.3%
HD Supply Holdings, Inc.	*	184,940	5,553,748
United Rentals, Inc.	*	27,050	1,962,207

			7,515,955

Wireless Telecommunication Services—0.2%
SBA Communications Corp., Class A	*	45,300	4,759,671
T-Mobile US, Inc.	*	4,800	187,776

			4,947,447

TOTAL COMMON STOCKS
(Cost $1,783,673,020)			2,145,655,860

MONEY MARKET FUNDS—4.7%
Institutional Money Market Funds—4.7%
Dreyfus Institutional Cash Advantage Fund, 0.26%	††¥	5,000,000	5,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32%		¥75,504,811	75,504,811

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Growth Fund		Shares	Value

MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32%	††¥	4,832,613	$4,832,613
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.32%	††¥	5,000,000	5,000,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.29%	††¥	5,000,000	5,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.32%	††¥	5,000,000	5,000,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.31%	††¥	5,000,000	5,000,000

TOTAL MONEY MARKET FUNDS
(Cost $105,337,424)			105,337,424

TOTAL INVESTMENTS—101.1%
(Cost $1,889,010,444)			2,250,993,284
Other assets less liabilities—(1.1%)			(25,157,109)

NET ASSETS—100.0%			$2,225,836,175

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2015

Vantagepoint Select Value Fund		Shares	Value

COMMON STOCKS—94.0%
Aerospace & Defense—2.1%
Rockwell Collins, Inc.		27,684	$2,555,233
TransDigm Group, Inc.	*	25,567	5,840,781

			8,396,014

Airlines—0.2%
American Airlines Group, Inc.		22,855	967,909

Auto Components—2.0%
Dana Holding Corp.		221,400	3,055,320
Delphi Automotive plc (United Kingdom)		32,500	2,786,225
Gentex Corp.		125,159	2,003,796

			7,845,341

Automobiles—0.5%
Harley-Davidson, Inc.		47,245	2,144,451

Banks—5.9%
CIT Group, Inc.		101,100	4,013,670
Cullen/Frost Bankers, Inc.	†	20,300	1,218,000
Fifth Third Bancorp		278,608	5,600,021
M&T Bank Corp.		47,620	5,770,592
SunTrust Banks, Inc.		84,230	3,608,413
TCF Financial Corp.		80,502	1,136,688
Webster Financial Corp.		61,045	2,270,263

			23,617,647

Capital Markets—2.1%
E*TRADE Financial Corp.	*	145,950	4,325,958
Invesco Ltd.		85,005	2,845,967
Lazard Ltd., Class A (Bermuda)		30,595	1,377,081

			8,549,006

Chemicals—4.1%
Albemarle Corp.		46,880	2,625,749
Ashland, Inc.		38,400	3,943,680
Celanese Corp., Series A		70,364	4,737,608
Eastman Chemical Co.		38,600	2,605,886
Mosaic Co. (The)		84,858	2,341,232

			16,254,155

Commercial Services & Supplies—1.5%
KAR Auction Services, Inc.		14,425	534,158
Republic Services, Inc.		86,052	3,785,427
Steelcase, Inc., Class A		120,200	1,790,980

			6,110,565

Communications Equipment—0.5%
Harris Corp.		24,845	2,159,031

Construction & Engineering—2.5%
Fluor Corp.		47,730	2,253,811
Jacobs Engineering Group, Inc.	*	65,190	2,734,720
KBR, Inc.		162,160	2,743,747
Quanta Services, Inc.	*	106,319	2,152,960

			9,885,238

Consumer Finance—0.6%
Synchrony Financial	*	75,975	2,310,400

Containers & Packaging—2.1%
Berry Plastics Group, Inc.	*	59,930	2,168,267
Crown Holdings, Inc.	*	17,420	883,194

		Shares	Value

Owens-Illinois, Inc.	*	153,400	$2,672,228
Packaging Corp. of America		44,400	2,799,420

			8,523,109

Diversified Consumer Services—1.2%
H&R Block, Inc.		53,013	1,765,863
ServiceMaster Global Holdings, Inc.	*	74,295	2,915,336

			4,681,199

Diversified Financial Services—1.2%
Intercontinental Exchange, Inc.		9,042	2,317,103
Voya Financial, Inc.		68,360	2,523,168

			4,840,271

Diversified Telecommunication Services—1.0%
Level 3 Communications, Inc.	*	71,345	3,878,314

Electric Utilities—3.4%
Edison International		27,177	1,609,150
Exelon Corp.		87,590	2,432,375
Great Plains Energy, Inc.		115,400	3,151,574
OGE Energy Corp.		67,118	1,764,532
Pinnacle West Capital Corp.		70,500	4,545,840

			13,503,471

Electrical Equipment—0.4%
Hubbell, Inc.		14,881	1,503,576

Electronic Equipment, Instruments & Components—3.6%
Arrow Electronics, Inc.	*	64,305	3,484,045
Avnet, Inc.		93,667	4,012,694
FLIR Systems, Inc.		96,458	2,707,576
Keysight Technologies, Inc.	*	148,684	4,212,218

			14,416,533

Energy Equipment & Services—1.9%
FMC Technologies, Inc.	*	46,800	1,357,668
Helmerich & Payne, Inc.		14,889	797,306
McDermott International, Inc.	*	162,206	543,390
Precision Drilling Corp. (Canada)		402,755	1,586,855
SEACOR Holdings, Inc.	*	20,600	1,082,736
Weatherford International plc (Switzerland)	*	286,700	2,405,413

			7,773,368

Food & Staples Retailing—0.4%
Kroger Co. (The)		35,524	1,485,969

Food Products—0.6%
Pinnacle Foods, Inc.		51,835	2,200,914

Gas Utilities—0.3%
UGI Corp.		41,050	1,385,848

Health Care Equipment & Supplies—2.3%
Boston Scientific Corp.	*	145,050	2,674,722
DENTSPLY International, Inc.		12,160	739,936
Globus Medical, Inc., Class A	*	89,240	2,482,657
Zimmer Biomet Holdings, Inc.		34,100	3,498,319

			9,395,634

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Select Value Fund		Shares	Value

COMMON STOCKS—(Continued)
Health Care Providers & Services—2.6%
Amsurg Corp.	*	28,850	$2,192,600
Centene Corp.	*	20,345	1,338,904
Universal Health Services, Inc., Class B		36,700	4,385,283
VCA, Inc.	*	45,540	2,504,700

			10,421,487

Hotels, Restaurants & Leisure—2.5%
MGM Resorts International	*	152,145	3,456,734
Royal Caribbean Cruises Ltd.		19,200	1,943,232
Wyndham Worldwide Corp.		63,300	4,598,745

			9,998,711

Household Durables—1.0%
D.R. Horton, Inc.		90,200	2,889,106
Newell Rubbermaid, Inc.		24,635	1,085,911

			3,975,017

Independent Power and Renewable Electricity Producers—0.2%
NRG Energy, Inc.		72,245	850,324

Insurance—9.8%
Alleghany Corp.	*	7,870	3,761,309
Allied World Assurance Co. Holdings AG (Switzerland)		53,126	1,975,756
Allstate Corp. (The)		110,210	6,842,939
Aon plc (United Kingdom)		29,862	2,753,575
Arch Capital Group Ltd. (Bermuda)	*	43,231	3,015,362
Endurance Specialty Holdings Ltd. (Bermuda)		67,910	4,345,561
FNF Group		88,100	3,054,427
Hartford Financial Services Group, Inc. (The)		9,185	399,180
Lincoln National Corp.		83,187	4,180,979
Loews Corp.		47,917	1,840,013
Progressive Corp. (The)		49,813	1,584,053
RenaissanceRe Holdings Ltd. (Bermuda)		10,745	1,216,227
Torchmark Corp.		49,214	2,813,072
XL Group plc (Ireland)		35,315	1,383,642

			39,166,095

Internet & Catalog Retail—1.4%
Liberty Interactive Corp. QVC Group, Series A	*	99,267	2,711,975
Liberty Ventures, Series A	*	61,265	2,763,664

			5,475,639

Internet Software & Services—0.5%
IAC/InterActiveCorp		35,023	2,103,131

IT Services—1.8%
Computer Sciences Corp.		40,267	1,315,925
Convergys Corp.		58,455	1,454,945
CoreLogic, Inc.	*	14,680	497,065
CSRA, Inc.		40,267	1,208,010
Global Payments, Inc.		16,530	1,066,350
Teradata Corp.	*	68,259	1,803,403

			7,345,698

		Shares	Value

Leisure Products—1.2%
Brunswick Corp.		96,619	$4,880,226

Life Sciences Tools & Services—0.3%
Waters Corp.	*	10,095	1,358,585

Machinery—3.4%
Allison Transmission Holdings, Inc.		121,065	3,134,373
Dover Corp.		41,200	2,525,972
ITT Corp.		61,510	2,234,043
Joy Global, Inc.		79,928	1,007,892
Kennametal, Inc.		68,304	1,311,437
Stanley Black & Decker, Inc.		16,930	1,806,939
Trinity Industries, Inc.		59,180	1,421,503

			13,442,159

Media—1.8%
CBS Corp. (Non-Voting Shares), Class B		21,875	1,030,969
Omnicom Group, Inc.		37,594	2,844,362
TEGNA, Inc.		134,513	3,432,772

			7,308,103

Metals & Mining—1.5%
Goldcorp, Inc. (Canada)		171,956	1,987,811
Kinross Gold Corp. (Canada)	*	411,729	749,347
Nucor Corp.		80,924	3,261,237

			5,998,395

Multiline Retail—0.9%
Nordstrom, Inc.	†	70,573	3,515,241

Multi-Utilities—3.8%
Ameren Corp.		51,895	2,243,421
DTE Energy Co.		41,905	3,360,362
PG&E Corp.		122,260	6,503,009
SCANA Corp.		48,850	2,954,937

			15,061,729

Oil, Gas & Consumable Fuels—4.8%
Apache Corp.		59,230	2,633,958
Denbury Resources, Inc.	†	236,409	477,546
Devon Energy Corp.		15,320	490,240
Energen Corp.		71,670	2,937,753
Hess Corp.		88,297	4,280,639
Murphy Oil Corp.	†	128,000	2,873,600
Newfield Exploration Co.	*	63,150	2,056,164
SM Energy Co.		41,978	825,287
Southwestern Energy Co.	*	86,679	616,288
Valero Energy Corp.		14,575	1,030,598
WPX Energy, Inc.	*	166,590	956,227

			19,178,300

Paper & Forest Products—0.3%
International Paper Co.		27,350	1,031,095

Professional Services—0.3%
ManpowerGroup, Inc.		14,313	1,206,443

Real Estate Investment Trusts (REITs)—7.0%
Alexandria Real Estate Equities, Inc. REIT		25,525	2,306,439
American Capital Agency Corp. REIT		75,459	1,308,459

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Select Value Fund		Shares	Value

COMMON STOCKS—(Continued)
AvalonBay Communities, Inc. REIT		14,500	$2,669,885
CBL & Associates Properties, Inc. REIT		177,200	2,191,964
Duke Realty Corp. REIT		126,554	2,660,165
DuPont Fabros Technology, Inc. REIT		71,600	2,276,164
EPR Properties REIT		27,070	1,582,241
Hatteras Financial Corp. REIT		83,758	1,101,418
Lamar Advertising Co., Class A REIT		47,224	2,832,496
Liberty Property Trust REIT		92,000	2,856,600
MFA Financial, Inc. REIT		284,900	1,880,340
SL Green Realty Corp. REIT		23,435	2,647,686
Sunstone Hotel Investors, Inc. REIT		133,653	1,669,326

			27,983,183

Real Estate Management & Development—0.6%
CBRE Group, Inc., Class A	*	71,725	2,480,250

Road & Rail—0.9%
Ryder System, Inc.		17,178	976,226
Werner Enterprises, Inc.		111,767	2,614,230

			3,590,456

Semiconductors & Semiconductor Equipment—2.9%
Analog Devices, Inc.		41,934	2,319,789
Cirrus Logic, Inc.	*	48,500	1,432,205
Integrated Device Technology, Inc.	*	43,050	1,134,368
Lam Research Corp.		17,560	1,394,615
Marvell Technology Group Ltd. (Bermuda)		304,300	2,683,926
Mellanox Technologies Ltd. (Israel)	*	24,810	1,045,493
Skyworks Solutions, Inc.		20,090	1,543,515

			11,553,911

Software—0.7%
Activision Blizzard, Inc.		28,215	1,092,202
Synopsys, Inc.	*	39,075	1,782,211

			2,874,413

Specialty Retail—1.2%
American Eagle Outfitters, Inc.		176,575	2,736,913
Bed Bath & Beyond, Inc.	*	39,718	1,916,393

			4,653,306

Technology Hardware, Storage & Peripherals—0.3%
Western Digital Corp.		22,305	1,339,415

Textiles, Apparel & Luxury Goods—0.8%
Coach, Inc.		51,944	1,700,127
PVH Corp.		21,785	1,604,465

			3,304,592

		Shares	Value

Trading Companies & Distributors—0.7%
AerCap Holdings NV (Netherlands)	*	28,225	$1,218,191
Air Lease Corp.		45,854	1,535,192

			2,753,383

Wireless Telecommunication Services—0.4%
SBA Communications Corp., Class A	*	15,280	1,605,470

TOTAL COMMON STOCKS
(Cost $374,433,696)			376,282,720

MONEY MARKET FUNDS—7.9%
Institutional Money Market Funds—7.9%
Dreyfus Institutional Cash Advantage Fund, 0.26%	††¥	1,000,000	1,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32%		¥25,722,768	25,722,768
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32%	††¥	866,805	866,805
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.32%	††¥	1,000,000	1,000,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.29%	††¥	1,000,000	1,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.32%	††¥	1,000,000	1,000,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.31%	††¥	1,000,000	1,000,000

TOTAL MONEY MARKET FUNDS
(Cost $31,589,573)			31,589,573

TOTAL INVESTMENTS—101.9%
(Cost $406,023,269)			407,872,293
Other assets less liabilities—(1.9%)			(7,615,533)

NET ASSETS—100.0%			$400,256,760

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2015

Vantagepoint Aggressive Opportunities Fund		Shares	Value

COMMON STOCKS—96.3%
Aerospace & Defense—2.9%
B/E Aerospace, Inc.		13,897	$588,816
BWX Technologies, Inc.		18,800	597,276
Hexcel Corp.		94,900	4,408,105
Huntington Ingalls Industries, Inc.		4,600	583,510
L-3 Communications Holdings, Inc.		34,500	4,123,095
Orbital ATK, Inc.		38,100	3,403,854
Rockwell Collins, Inc.		45,646	4,213,126
Spirit AeroSystems Holdings, Inc., Class A	*	12,071	604,395
Textron, Inc.		14,000	588,140
TransDigm Group, Inc.	*	14,144	3,231,197
United Technologies Corp.		65,900	6,331,013

			28,672,527

Air Freight & Logistics—1.0%
C.H. Robinson Worldwide, Inc.		8,922	553,342
Expeditors International of Washington, Inc.		13,069	589,412
FedEx Corp.		56,590	8,431,344

			9,574,098

Airlines—0.9%
Alaska Air Group, Inc.		7,316	589,011
JetBlue Airways Corp.	*	25,600	579,840
Ryanair Holdings plc ADR (Ireland)		45,250	3,912,315
Southwest Airlines Co.		13,758	592,420
Spirit Airlines, Inc.	*	67,205	2,678,119
United Continental Holdings, Inc.	*	10,007	573,401

			8,925,106

Auto Components—0.9%
BorgWarner, Inc.		79,876	3,453,040
Delphi Automotive plc (United Kingdom)		6,900	591,537
Gentex Corp.		36,704	587,631
Gentherm, Inc.	*	71,440	3,386,256
Lear Corp.		4,735	581,600
Visteon Corp.	*	5,200	595,400

			9,195,464

Automobiles—0.1%
Harley-Davidson, Inc.		12,784	580,266
Thor Industries, Inc.		10,618	596,201

			1,176,467

Banks—0.1%
Signature Bank/New York	*	3,901	598,296
SVB Financial Group	*	4,935	586,772

			1,185,068

Beverages—1.0%
Brown-Forman Corp., Class A	†	5,400	594,594
Brown-Forman Corp., Class B		36,242	3,598,106
Coca-Cola Enterprises, Inc.		12,006	591,175
Constellation Brands, Inc., Class A		26,437	3,765,686
Dr. Pepper Snapple Group, Inc.		6,376	594,243
Monster Beverage Corp.	*	4,082	608,055

			9,751,859

		Shares	Value

Biotechnology—2.4%
Agios Pharmaceuticals, Inc.	*†	9,100	$590,772
Alkermes plc (Ireland)	*	7,615	604,479
Alnylam Pharmaceuticals, Inc.	*	31,784	2,992,146
BioMarin Pharmaceutical, Inc.	*	5,665	593,465
Bluebird Bio, Inc.	*†	29,000	1,862,380
Cepheid, Inc.	*	49,753	1,817,477
Incyte Corp.	*	5,142	557,650
Intercept Pharmaceuticals, Inc.	*†	3,885	580,225
Intrexon Corp.	*†	18,900	569,835
Ionis Pharmaceuticals, Inc.	*	10,000	619,300
Juno Therapeutics, Inc.	*†	13,100	576,007
Ligand Pharmaceuticals, Inc.	*†	11,552	1,252,468
Medivation, Inc.	*	134,314	6,492,739
OPKO Health, Inc.	*†	59,000	592,950
Prothena Corp. plc (Ireland)	*	10,362	705,756
Puma Biotechnology, Inc.	*†	7,900	619,360
Seattle Genetics, Inc.	*†	13,700	614,856
Ultragenyx Pharmaceutical, Inc.	*	18,400	2,064,112
United Therapeutics Corp.	*	3,706	580,396

			24,286,373

Building Products—1.3%
A.O. Smith Corp.		60,385	4,626,095
Allegion plc (Ireland)		78,089	5,147,627
Armstrong World Industries, Inc.	*	12,934	591,472
Fortune Brands Home & Security, Inc.		10,607	588,689
Lennox International, Inc.		4,717	589,153
Masco Corp.		21,058	595,941
USG Corp.	*†	24,660	598,991

			12,737,968

Capital Markets—3.2%
Affiliated Managers Group, Inc.	*	3,545	566,349
Ameriprise Financial, Inc.		5,540	589,567
Apollo Global Management LLC, Class A		183,700	2,788,566
Artisan Partners Asset Management, Inc., Class A		16,455	593,367
Eaton Vance Corp.		17,810	577,578
Evercore Partners, Inc., Class A		59,300	3,206,351
Federated Investors, Inc., Class B		20,571	589,359
Franklin Resources, Inc.		87,100	3,207,022
Interactive Brokers Group, Inc., Class A		14,000	610,400
Invesco Ltd.		118,765	3,976,252
Lazard Ltd., Class A (Bermuda)		12,875	579,504
Legg Mason, Inc.		14,390	564,520
LPL Financial Holdings, Inc.	†	14,233	607,038
NorthStar Asset Management Group, Inc.		47,914	581,676
Och-Ziff Capital Management Group LLC, Class A		254,900	1,588,027
Raymond James Financial, Inc.		65,900	3,820,223
SEI Investments Co.		99,611	5,219,616
T. Rowe Price Group, Inc.		8,291	592,724
TD Ameritrade Holding Corp.		17,200	597,012
Waddell & Reed Financial, Inc., Class A		20,048	574,576

			31,429,727

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Aggressive Opportunities Fund		Shares	Value

COMMON STOCKS—(Continued)
Chemicals—2.7%
Airgas, Inc.		4,303	$595,191
Ashland, Inc.		5,700	585,390
Axalta Coating Systems Ltd.	*	145,066	3,866,009
Celanese Corp., Series A		8,826	594,255
CF Industries Holdings, Inc.		13,500	550,935
E.I. Du Pont de Nemours & Co.		120,400	8,018,640
Eastman Chemical Co.		8,714	588,282
Ecolab, Inc.		35,600	4,071,928
FMC Corp.		14,677	574,311
Huntsman Corp.		52,365	595,390
International Flavors & Fragrances, Inc.		4,986	596,525
NewMarket Corp.		1,549	589,751
Platform Specialty Products Corp.	*†	43,455	557,528
RPM International, Inc.		71,154	3,135,045
Scotts Miracle-Gro Co. (The), Class A		9,187	592,653
Sherwin-Williams Co. (The)		2,194	569,562
Valspar Corp. (The)		7,141	592,346
W.R. Grace & Co.	*	5,990	596,544

			27,270,285

Commercial Services & Supplies—1.3%
Cintas Corp.		6,502	592,007
Clean Harbors, Inc.	*	14,043	584,891
Copart, Inc.	*	92,009	3,497,262
Covanta Holding Corp.	†	36,745	569,180
KAR Auction Services, Inc.		140,816	5,214,416
Pitney Bowes, Inc.		28,965	598,127
R.R. Donnelley & Sons Co.		40,480	595,866
Rollins, Inc.		21,674	561,357
Stericycle, Inc.	*	4,953	597,332
Tyco International plc		18,520	590,603

			13,401,041

Communications Equipment—1.2%
Arista Networks, Inc.	*†	8,000	622,720
ARRIS Group, Inc.	*	20,350	622,100
CommScope Holding Co., Inc.	*	22,705	587,832
F5 Networks, Inc.	*	6,090	590,486
Harris Corp.		33,152	2,880,909
Juniper Networks, Inc.		21,600	596,160
Motorola Solutions, Inc.		8,645	591,750
Palo Alto Networks, Inc.	*	3,378	595,001
ViaSat, Inc.	*†	82,600	5,039,426

			12,126,384

Construction & Engineering—0.1%
AECOM	*	19,500	585,585
Quanta Services, Inc.	*	28,600	579,150

			1,164,735

Construction Materials—0.6%
Eagle Materials, Inc.		9,745	588,890
Martin Marietta Materials, Inc.		11,265	1,538,574
Vulcan Materials Co.		41,400	3,931,758

			6,059,222

		Shares	Value

Consumer Finance—0.3%
Ally Financial, Inc.	*	31,050	$578,772
Credit Acceptance Corp.	*†	2,700	577,854
LendingClub Corp.	*†	51,900	573,495
Santander Consumer USA Holdings, Inc.	*	37,226	590,032
SLM Corp.	*	92,095	600,460

			2,920,613

Containers & Packaging—0.6%
AptarGroup, Inc.		8,157	592,606
Avery Dennison Corp.		9,300	582,738
Ball Corp.		8,234	598,859
Bemis Co., Inc.		13,200	589,908
Crown Holdings, Inc.	*	11,852	600,896
Graphic Packaging Holding Co.		45,000	577,350
Owens-Illinois, Inc.*		33,973	591,810
Packaging Corp. of America		9,289	585,671
Sealed Air Corp.		13,679	610,083
Silgan Holdings, Inc.		11,173	600,214
WestRock Co.		13,100	597,622

			6,527,757

Distributors—0.5%
Genuine Parts Co.		6,985	599,942
LKQ Corp.	*	20,454	606,052
Pool Corp.		42,800	3,457,384

			4,663,378

Diversified Consumer Services—2.3%
Bright Horizons Family Solutions, Inc.	*	69,300	4,629,240
Graham Holdings Co., Class B		9,350	4,534,470
H&R Block, Inc.		17,885	595,749
Service Corp. International		22,550	586,751
ServiceMaster Global Holdings, Inc.	*	331,070	12,991,187

			23,337,397

Diversified Financial Services—1.8%
CBOE Holdings, Inc.		9,126	592,277
FactSet Research Systems, Inc.		3,713	603,622
Intercontinental Exchange, Inc.		2,407	616,818
Leucadia National Corp.		34,313	596,703
Markit Ltd. (United Kingdom)	*	105,500	3,182,935
McGraw Hill Financial, Inc.		67,282	6,632,660
Moody’s Corp.		5,984	600,435
Morningstar, Inc.		7,288	586,028
MSCI, Inc.		8,292	598,102
Nasdaq, Inc.		64,800	3,769,416

			17,778,996

Diversified Telecommunication Services—2.3%
Level 3 Communications, Inc.	*	290,054	15,767,335
Zayo Group Holdings, Inc.	*	268,850	7,148,722

			22,916,057

Electric Utilities—0.1%
ITC Holdings Corp.		15,225	597,581

Electrical Equipment—1.5%
Acuity Brands, Inc.		18,965	4,434,017
AMETEK, Inc.		77,230	4,138,756
Babcock & Wilcox Enterprises, Inc.	*	28,450	593,751

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Aggressive Opportunities Fund		Shares	Value

COMMON STOCKS—(Continued)
Hubbell, Inc.		36,722	$3,710,391
Regal Beloit Corp.		10,200	596,904
Rockwell Automation, Inc.		5,793	594,420
SolarCity Corp.	*	11,570	590,301

			14,658,540

Electronic Equipment, Instruments & Components—1.2%
Amphenol Corp., Class A		60,726	3,171,719
CDW Corp.		13,920	585,197
Cognex Corp.		81,800	2,762,386
Fitbit, Inc., Class A	*	20,900	618,431
FLIR Systems, Inc.		20,822	584,474
Ingram Micro, Inc., Class A		19,000	577,220
IPG Photonics Corp.	*†	6,520	581,323
Jabil Circuit, Inc.		25,000	582,250
Keysight Technologies, Inc.	*	20,603	583,683
National Instruments Corp.		20,325	583,124
Trimble Navigation Ltd.	*	26,816	575,203
Zebra Technologies Corp., Class A	*	8,451	588,612

			11,793,622

Energy Equipment & Services—1.0%
FMC Technologies, Inc.	*	20,213	586,379
National Oilwell Varco, Inc.		174,000	5,827,260
Oceaneering International, Inc.		70,339	2,639,119
RPC, Inc.	†	46,253	552,724

			9,605,482

Food & Staples Retailing—0.2%
Rite Aid Corp.	*	75,698	593,472
Sprouts Farmers Market, Inc.	*	22,700	603,593
Sysco Corp.		14,400	590,400
Whole Foods Market, Inc.		17,287	579,115

			2,366,580

Food Products—1.5%
Blue Buffalo Pet Products, Inc.	*†	31,000	580,010
Campbell Soup Co.		11,161	586,510
ConAgra Foods, Inc.		14,300	602,888
Flowers Foods, Inc.		26,714	574,084
Hain Celestial Group, Inc. (The)	*	14,130	570,711
Hershey Co. (The)		6,551	584,808
Hormel Foods Corp.		7,477	591,281
Ingredion, Inc.		6,111	585,678
Kellogg Co.		8,200	592,614
Keurig Green Mountain, Inc.		6,679	600,976
McCormick & Co., Inc. (Non-Voting Shares)		6,920	592,075
Mead Johnson Nutrition Co.		46,464	3,668,333
Pilgrim’s Pride Corp.	†	26,555	586,600
Tyson Foods, Inc., Class A		11,135	593,830
WhiteWave Foods Co. (The)	*	104,157	4,052,749

			15,363,147

Health Care Equipment & Supplies—3.3%
Alere, Inc.	*	113,100	4,421,079
Align Technology, Inc.	*	79,351	5,225,263
Boston Scientific Corp.	*	249,515	4,601,057

		Shares	Value

C.R. Bard, Inc.		3,130	$592,947
Cooper Cos., Inc. (The)		4,376	587,259
DENTSPLY International, Inc.		9,760	593,896
DexCom, Inc.	*	55,686	4,560,683
Edwards Lifesciences Corp.	*	7,504	592,666
Hill-Rom Holdings, Inc.		12,320	592,099
Hologic, Inc.	*	118,990	4,603,723
IDEXX Laboratories, Inc.	*†	7,900	576,068
Integra LifeSciences Holdings Corp.	*	31,100	2,107,958
Intuitive Surgical, Inc.	*	1,101	601,322
ResMed, Inc.	†	11,018	591,557
Sirona Dental Systems, Inc.	*	5,402	591,897
St. Jude Medical, Inc.		9,670	597,316
Varian Medical Systems, Inc.	*	7,440	601,152
Zimmer Biomet Holdings, Inc.		5,842	599,331

			32,637,273

Health Care Providers & Services—4.3%
Acadia Healthcare Co., Inc.	*	9,500	593,370
AmerisourceBergen Corp.		5,707	591,873
Brookdale Senior Living, Inc.	*	31,200	575,952
Centene Corp.	*	42,358	2,787,580
DaVita HealthCare Partners, Inc.	*	156,764	10,928,019
Envision Healthcare Holdings, Inc.	*	271,427	7,048,959
Health Net, Inc.	*	37,100	2,539,866
HealthEquity, Inc.	*	61,395	1,539,173
Henry Schein, Inc.	*	3,805	601,913
Laboratory Corp. of America Holdings	*	4,760	588,526
LifePoint Health, Inc.	*	8,000	587,200
MEDNAX, Inc.	*	8,195	587,254
Patterson Cos., Inc.		13,297	601,157
Premier, Inc., Class A	*	123,890	4,369,600
Tenet Healthcare Corp.	*	18,270	553,581
Universal Health Services, Inc., Class B		34,517	4,124,436
VCA, Inc.	*	84,100	4,625,500

			43,243,959

Health Care Technology—0.4%
Allscripts Healthcare Solutions, Inc.	*	39,500	607,510
athenahealth, Inc.	*†	3,672	591,082
Cerner Corp.	*	9,686	582,807
IMS Health Holdings, Inc.	*	23,090	588,102
Inovalon Holdings, Inc., Class A	*†	34,500	586,500
Veeva Systems, Inc., Class A	*†	20,600	594,310

			3,550,311

Hotels, Restaurants & Leisure—4.5%
Aramark		159,702	5,150,390
Brinker International, Inc.		12,892	618,171
Chipotle Mexican Grill, Inc.	*	1,243	596,454
Choice Hotels International, Inc.		11,696	589,595
Darden Restaurants, Inc.		9,300	591,852
Dave & Buster’s Entertainment, Inc.	*	96,659	4,034,547
Domino’s Pizza, Inc.		38,445	4,277,006

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Aggressive Opportunities Fund		Shares	Value

COMMON STOCKS—(Continued)
Dunkin’ Brands Group, Inc.	†	14,153	$602,776
Extended Stay America, Inc.		35,200	559,680
Hilton Worldwide Holdings, Inc.		25,795	552,013
International Game Technology plc		36,700	593,806
Marriott International, Inc., Class A	†	8,756	587,002
McDonald’s Corp.		24,820	2,932,235
MGM Resorts International	*	26,580	603,898
Norwegian Cruise Line Holdings Ltd.	*	10,196	597,486
Panera Bread Co., Class A	*	3,116	606,934
Six Flags Entertainment Corp.		11,016	605,219
Starwood Hotels & Resorts Worldwide, Inc.		8,658	599,826
Vail Resorts, Inc.		39,312	5,031,543
Wyndham Worldwide Corp.		49,105	3,567,478
Wynn Resorts Ltd.	†	164,852	11,406,110

			44,704,021

Household Durables—1.6%
D.R. Horton, Inc.		18,599	595,726
GoPro, Inc., Class A	*†	32,700	588,927
Harman International Industries, Inc.		34,100	3,212,561
Jarden Corp.	*	10,548	602,502
Leggett & Platt, Inc.		13,593	571,178
Lennar Corp., Class A		12,125	593,034
Lennar Corp., Class B		14,500	582,610
Mohawk Industries, Inc.	*	3,100	587,109
Newell Rubbermaid, Inc.		51,290	2,260,863
NVR, Inc.	*	333	547,119
Tempur Sealy International, Inc.	*	44,003	3,100,451
Toll Brothers, Inc.	*	17,600	586,080
TopBuild Corp.	*	19,106	587,892
Tupperware Brands Corp.	†	10,682	594,453
Whirlpool Corp.		3,805	558,840

			15,569,345

Household Products—0.6%
Church & Dwight Co., Inc.		53,514	4,542,268
Clorox Co. (The)		4,670	592,296
Spectrum Brands Holdings, Inc.		5,820	592,476

			5,727,040

Independent Power and Renewable Electricity Producers—0.1%
Calpine Corp.	*	41,150	595,441
TerraForm Power, Inc., Class A	*†	47,200	593,776

			1,189,217

Industrial Conglomerates—2.1%
Carlisle Cos., Inc.		52,400	4,647,356
CK Hutchison Holdings Ltd. ADR (Hong Kong)		680,000	9,139,200
Koninklijke Philips NV NYRS (Netherlands)		278,462	7,086,858
Roper Technologies, Inc.		3,105	589,298

			21,462,712

		Shares	Value

Insurance—2.1%
Allied World Assurance Co. Holdings AG (Switzerland)		41,700	$1,550,823
AmTrust Financial Services, Inc.	†	9,500	585,010
Aon plc (United Kingdom)		93,714	8,641,368
Arthur J. Gallagher & Co.		13,854	567,183
Assured Guaranty Ltd. (Bermuda)		120,400	3,182,172
Erie Indemnity Co., Class A		6,179	590,959
Markel Corp.	*	700	618,345
RenaissanceRe Holdings Ltd. (Bermuda)		45,200	5,116,188

			20,852,048

Internet & Catalog Retail—0.3%
Expedia, Inc.		4,718	586,448
Groupon, Inc.	*†	182,690	560,858
Liberty Interactive Corp. QVC Group, Series A	*	22,153	605,220
Liberty Ventures, Series A	*	13,564	611,872
TripAdvisor, Inc.	*	7,021	598,540

			2,962,938

Internet Software & Services—2.7%
Akamai Technologies, Inc.	*	11,183	588,561
Alphabet, Inc., Class C	*	10,774	8,176,173
CoStar Group, Inc.	*	49,447	10,220,200
GoDaddy, Inc., Class A	*†	17,600	564,256
IAC/InterActiveCorp		9,762	586,208
LinkedIn Corp., Class A	*	2,618	589,260
Match Group, Inc.	*†	133,700	1,811,635
Pandora Media, Inc.	*	42,073	564,199
Rackspace Hosting, Inc.	*	22,659	573,726
Twitter, Inc.	*	26,305	608,698
VeriSign, Inc.	*†	6,831	596,756
Yelp, Inc.	*	21,195	610,416
Zillow Group, Inc., Class A	*†	21,265	553,741
Zillow Group, Inc., Class C	*†	24,830	583,008

			26,626,837

IT Services—7.1%
Alliance Data Systems Corp.	*	40,856	11,299,544
Amdocs Ltd.		88,400	4,823,988
Black Knight Financial Services, Inc., Class A	*†	77,890	2,575,043
Booz Allen Hamilton Holding Corp.		150,131	4,631,541
Broadridge Financial Solutions, Inc.		56,566	3,039,291
CoreLogic, Inc.	*	17,400	589,164
DST Systems, Inc.		5,156	588,093
EPAM Systems, Inc.	*	47,004	3,695,455
Euronet Worldwide, Inc.	*	57,932	4,196,015
Fidelity National Information Services, Inc.		9,809	594,425
First Data Corp., Class A	*	36,200	579,924
Fiserv, Inc.	*	6,409	586,167
FleetCor Technologies, Inc.	*	3,906	558,285
Gartner, Inc.	*	75,364	6,835,515
Genpact Ltd.	*	24,200	604,516
Global Payments, Inc.		69,562	4,487,445
Jack Henry & Associates, Inc.		7,694	600,594
Leidos Holdings, Inc.		10,500	590,730

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Aggressive Opportunities Fund		Shares	Value

COMMON STOCKS—(Continued)
NeuStar, Inc., Class A	*†	116,400	$2,790,108
Paychex, Inc.		11,112	587,714
Sabre Corp.		21,431	599,425
Square, Inc., Class A	*†	47,800	625,702
Teradata Corp.	*	21,277	562,138
Total System Services, Inc.		11,718	583,556
Vantiv, Inc., Class A	*	177,566	8,420,180
VeriFone Systems, Inc.	*	20,755	581,555
Western Union Co. (The)		32,498	582,039
WEX, Inc.	*	54,800	4,844,320

			71,052,472

Leisure Products—0.7%
Brunswick Corp.		70,900	3,581,159
Hasbro, Inc.		8,857	596,608
Polaris Industries, Inc.	†	23,914	2,055,408
Vista Outdoor, Inc.	*	13,200	587,532

			6,820,707

Life Sciences Tools & Services—0.5%
Bio-Techne Corp.		6,407	576,630
Bruker Corp.	*	24,692	599,275
Charles River Laboratories International, Inc.	*	7,554	607,266
Mettler-Toledo International, Inc.*		1,792	607,721
PerkinElmer, Inc.		11,230	601,591
Quintiles Transnational Holdings, Inc.	*	8,565	588,073
VWR Corp.	*	21,600	611,496
Waters Corp.	*	4,436	596,997

			4,789,049

Machinery—3.1%
Allison Transmission Holdings, Inc.		22,556	583,975
CNH Industrial NV (United Kingdom)	†	1,281,900	8,768,196
Donaldson Co., Inc.		20,569	589,507
Flowserve Corp.		68,138	2,867,247
Graco, Inc.		8,137	586,433
IDEX Corp.		7,724	591,736
Ingersoll-Rand plc		10,723	592,875
Lincoln Electric Holdings, Inc.		11,292	585,942
Middleby Corp. (The)	*	5,370	579,262
Nordson Corp.		9,073	582,033
PACCAR, Inc.		12,266	581,408
Parker-Hannifin Corp.		5,983	580,231
Proto Labs, Inc.	*†	23,800	1,515,822
Snap-on, Inc.		3,476	595,891
Stanley Black & Decker, Inc.		5,540	591,284
Toro Co. (The)		8,044	587,775
Valmont Industries, Inc.		5,435	576,219
WABCO Holdings, Inc.	*	58,815	6,014,422
Wabtec Corp.		54,041	3,843,396

			31,213,654

Media—3.7%
AMC Networks, Inc., Class A	*	7,768	580,114
Cablevision Systems Corp., Class A		18,205	580,739

		Shares	Value

Charter Communications, Inc., Class A	*†	29,175	$5,341,943
Cinemark Holdings, Inc.		138,494	4,629,854
Clear Channel Outdoor Holdings, Inc., Class A	*	106,844	597,258
Discovery Communications, Inc., Class A	*†	21,765	580,690
Discovery Communications, Inc., Class C	*	23,265	586,743
DreamWorks Animation SKG, Inc., Class A	*†	415,300	10,702,281
Interpublic Group of Cos., Inc. (The)		25,461	592,732
Lions Gate Entertainment Corp.	†	18,280	592,089
Live Nation Entertainment, Inc.	*	23,465	576,535
Madison Square Garden Co. (The), Class A	*	3,700	598,660
MSG Networks, Inc., Class A	*	28,700	596,960
Omnicom Group, Inc.		7,789	589,316
Regal Entertainment Group, Class A	†	32,776	618,483
Scripps Networks Interactive, Inc., Class A		140,385	7,750,656
Sirius XM Holdings, Inc.	*	146,750	597,273
Starz, Class A	*	17,713	593,386

			36,705,712

Metals & Mining—0.2%
Compass Minerals International, Inc.		7,972	600,053
Royal Gold, Inc.		16,000	583,520
Steel Dynamics, Inc.		33,000	589,710
Tahoe Resources, Inc.	†	67,293	583,430

			2,356,713

Multiline Retail—0.8%
Dillard’s, Inc., Class A	†	8,785	577,262
Dollar General Corp.		8,393	603,205
Dollar Tree, Inc.	*	65,055	5,023,547
Macy’s, Inc.		16,607	580,913
Nordstrom, Inc.	†	11,544	575,007
Sears Holdings Corp.	*†	28,459	585,117

			7,945,051

Oil, Gas & Consumable Fuels—1.6%
Cabot Oil & Gas Corp.		33,872	599,196
Chesapeake Energy Corp.	†	595,950	2,681,775
CONSOL Energy, Inc.	†	315,700	2,494,030
Continental Resources, Inc.	*†	24,236	556,943
CVR Energy, Inc.	†	14,750	580,412
Diamondback Energy, Inc.	*	34,800	2,328,120
HollyFrontier Corp.		14,275	569,430
Memorial Resource Development Corp.	*	38,500	621,775
ONEOK, Inc.		24,631	607,400
Range Resources Corp.	†	102,057	2,511,623
Targa Resources Corp.		21,175	572,996
Teekay Corp. (Bermuda)		58,475	577,148
Tesoro Corp.		5,818	613,043
World Fuel Services Corp.		14,951	575,015

			15,888,906

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Aggressive Opportunities Fund		Shares	Value

COMMON STOCKS—(Continued)
Paper & Forest Products—0.1%
International Paper Co.		15,327	$577,828

Personal Products—0.2%
Coty, Inc., Class A	†	22,214	569,345
Herbalife Ltd.	*†	10,902	584,565
Nu Skin Enterprises, Inc., Class A	†	14,724	557,892

			1,711,802

Pharmaceuticals—1.1%
Akorn, Inc.	*†	16,000	596,960
Catalent, Inc.	*	92,400	2,312,772
Endo International plc (Ireland)	*	70,814	4,335,233
Intersect ENT, Inc.	*	72,928	1,640,880
Jazz Pharmaceuticals plc (Ireland)	*	4,135	581,216
Mallinckrodt plc	*	7,842	585,248
Perrigo Co. plc (Ireland)		4,013	580,681
Zoetis, Inc.		12,486	598,329

			11,231,319

Professional Services—2.7%
Dun & Bradstreet Corp. (The)		5,673	589,595
Equifax, Inc.		71,502	7,963,178
IHS, Inc., Class A	*	25,575	3,028,847
Nielsen Holdings plc		222,197	10,354,380
Robert Half International, Inc.		12,723	599,762
Towers Watson & Co., Class A		4,500	578,070
TransUnion	*	21,500	592,755
Verisk Analytics, Inc.	*	46,570	3,580,302

			27,286,889

Real Estate Investment Trusts (REITs)—1.3%
Boston Properties, Inc. REIT		4,664	594,847
Columbia Property Trust, Inc. REIT		25,325	594,631
Crown Castle International Corp. REIT		6,808	588,552
Digital Realty Trust, Inc. REIT		7,900	597,398
Empire State Realty Trust, Inc., Class A REIT		33,400	603,538
Equinix, Inc. REIT		2,028	613,267
Equity LifeStyle Properties, Inc. REIT		9,102	606,830
Extra Space Storage, Inc. REIT		6,806	600,357
Federal Realty Investment Trust REIT		4,081	596,234
Four Corners Property Trust, Inc. REIT	*	25,533	616,885
Gaming and Leisure Properties, Inc. REIT	†	21,255	590,889
Healthcare Trust of America, Inc., Class A REIT		22,162	597,709
Iron Mountain, Inc. REIT		21,649	584,740
Lamar Advertising Co., Class A REIT		9,995	599,500
Omega Healthcare Investors, Inc. REIT		16,965	593,436
Plum Creek Timber Co., Inc. REIT		12,385	591,012
Post Properties, Inc. REIT		10,200	603,432

		Shares	Value

Tanger Factory Outlet Centers, Inc. REIT		17,977	$587,848
Taubman Centers, Inc. REIT		7,784	597,188
Welltower, Inc. REIT		8,823	600,229
Weyerhaeuser Co. REIT		19,497	584,520

			12,543,042

Real Estate Management & Development—1.0%
CBRE Group, Inc., Class A	*	229,777	7,945,689
Howard Hughes Corp. (The)	*	5,290	598,616
Jones Lang LaSalle, Inc.		3,765	601,873
Realogy Holdings Corp.	*	15,266	559,804

			9,705,982

Road & Rail—1.4%
AMERCO		1,530	595,935
Avis Budget Group, Inc.	*	126,540	4,592,137
Genesee & Wyoming, Inc., Class A	*	70,640	3,792,662
Hertz Global Holdings, Inc.	*	40,944	582,633
J.B. Hunt Transport Services, Inc.		7,945	582,845
Landstar System, Inc.		10,287	603,332
Old Dominion Freight Line, Inc.	*	58,475	3,454,118

			14,203,662

Semiconductors & Semiconductor Equipment—1.9%
Analog Devices, Inc.		10,339	571,953
Applied Materials, Inc.		31,288	584,147
Atmel Corp.		69,184	595,674
Cavium, Inc.	*	36,000	2,365,560
KLA-Tencor Corp.		8,655	600,224
Lam Research Corp.		26,699	2,120,435
Linear Technology Corp.		13,738	583,453
Maxim Integrated Products, Inc.		15,849	602,262
Microchip Technology, Inc.	†	12,616	587,149
NXP Semiconductors NV (Netherlands)	*	36,900	3,108,827
ON Semiconductor Corp.	*	59,200	580,160
Qorvo, Inc.	*	11,000	559,900
Skyworks Solutions, Inc.		7,591	583,217
SunEdison, Inc.	*†	100,990	514,039
SunPower Corp.	*†	19,615	588,646
Xilinx, Inc.		89,696	4,213,021

			18,758,667

Software—5.1%
ANSYS, Inc.	*	6,407	592,647
Autodesk, Inc.	*	9,653	588,157
Cadence Design Systems, Inc.	*	28,524	593,584
CDK Global, Inc.		12,000	569,640
Citrix Systems, Inc.	*	7,878	595,971
CyberArk Software Ltd. (Israel)	*	73,366	3,311,741
Electronic Arts, Inc.	*	8,725	599,582
FireEye, Inc.	*†	27,420	568,691
Fleetmatics Group plc (Ireland)	*	38,456	1,953,180
Fortinet, Inc.	*	18,756	584,625
Guidewire Software, Inc.	*	63,942	3,846,751
Imperva, Inc.	*	40,478	2,562,662
Intuit, Inc.		6,115	590,098
King Digital Entertainment plc (Ireland)		33,400	597,192

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Aggressive Opportunities Fund		Shares	Value

COMMON STOCKS—(Continued)
NetSuite, Inc.	*†	6,855	$580,070
Paycom Software, Inc.	*†	117,546	4,423,256
PTC, Inc.	*	16,975	587,844
Qlik Technologies, Inc.	*	108,200	3,425,612
Red Hat, Inc.	*	7,284	603,188
ServiceNow, Inc.	*	6,907	597,870
SolarWinds, Inc.	*	10,223	602,135
Solera Holdings, Inc.		10,921	598,798
Splunk, Inc.	*	84,160	4,949,450
SS&C Technologies Holdings, Inc.		8,700	593,949
Synopsys, Inc.	*	12,700	579,247
Tableau Software, Inc., Class A	*	59,158	5,573,867
Take-Two Interactive Software, Inc.*		111,100	3,870,724
Tyler Technologies, Inc.	*	29,570	5,154,642
Ultimate Software Group, Inc. (The)	*	3,100	606,081
Workday, Inc., Class A	*	7,500	597,600

			50,898,854

Specialty Retail—4.3%
Aaron’s, Inc.		26,057	583,416
Advance Auto Parts, Inc.		3,963	596,471
AutoNation, Inc.	*	9,791	584,131
AutoZone, Inc.	*	848	629,140
Bed Bath & Beyond, Inc.	*	12,167	587,058
Cabela’s, Inc.	*†	12,765	596,508
Caleres, Inc.		88,000	2,360,160
CarMax, Inc.	*	11,144	601,442
CST Brands, Inc.		15,067	589,722
Dick’s Sporting Goods, Inc.		16,293	575,958
DSW, Inc., Class A	†	24,500	584,570
Foot Locker, Inc.		8,885	578,325
Gap, Inc. (The)	†	23,215	573,410
GNC Holdings, Inc., Class A		18,876	585,534
L Brands, Inc.		6,167	590,922
Lithia Motors, Inc., Class A		30,100	3,210,767
Michaels Cos., Inc. (The)	*	180,073	3,981,414
Murphy USA, Inc.	*	9,545	579,763
Office Depot, Inc.	*	108,200	610,248
O’Reilly Automotive, Inc.	*	24,454	6,197,133
Penske Automotive Group, Inc.		13,882	587,764
Ross Stores, Inc.		68,146	3,666,936
Sally Beauty Holdings, Inc.	*	21,178	590,654
Signet Jewelers Ltd.		4,948	612,018
Tiffany & Co.		7,654	583,924
Tractor Supply Co.		49,421	4,225,496
Ulta Salon Cosmetics & Fragrance, Inc.	*	19,606	3,627,110
Urban Outfitters, Inc.	*	25,423	578,373
Williams-Sonoma, Inc.		54,162	3,163,602

			42,831,969

Technology Hardware, Storage & Peripherals—0.1%
3D Systems Corp.	*†	57,200	497,068
NetApp, Inc.		22,564	598,623

			1,095,691

Textiles, Apparel & Luxury Goods—1.2%
Carter’s, Inc.		6,575	585,372
Coach, Inc.		17,940	587,176

		Shares	Value

Columbia Sportswear Co.		41,717	$2,034,121
Fossil Group, Inc.	*†	15,519	567,375
Hanesbrands, Inc.		149,524	4,400,491
Kate Spade & Co.	*	33,795	600,537
lululemon athletica, Inc. (Canada)	*†	11,300	592,911
Michael Kors Holdings Ltd. (United Kingdom)	*	14,023	561,762
Ralph Lauren Corp.		5,240	584,155
Skechers U.S.A., Inc., Class A	*	19,500	589,095
Under Armour, Inc., Class A	*†	7,246	584,100

			11,687,095

Trading Companies & Distributors—1.9%
AerCap Holdings NV (Netherlands)	*	91,300	3,940,508
Air Lease Corp.	†	113,300	3,793,284
Fastenal Co.	†	98,913	4,037,629
HD Supply Holdings, Inc.	*	146,755	4,407,053
MSC Industrial Direct Co., Inc., Class A		10,337	581,663
United Rentals, Inc.	*	8,013	581,263
W.W. Grainger, Inc.	†	2,792	565,631
Watsco, Inc.		4,900	573,937

			18,480,968

Wireless Telecommunication Services—1.3%
SBA Communications Corp., Class A	*	124,392	13,069,867

TOTAL COMMON STOCKS
(Cost $864,923,704)			958,867,074

MONEY MARKET FUNDS—12.5%
Institutional Money Market Funds—12.5%
Dreyfus Institutional Cash Advantage Fund, 0.26%	††¥	14,625,000	14,625,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32%		¥36,705,640	36,705,640
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32%	††¥	13,531,776	13,531,776
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.32%	††¥	14,625,000	14,625,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.29%	††¥	16,000,000	16,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.32%	††¥	14,625,000	14,625,000

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Aggressive Opportunities Fund		Shares	Value
MONEY MARKET FUNDS—(Continued)
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.31%	††¥	14,625,000	$14,625,000

TOTAL MONEY MARKET FUNDS
(Cost $124,737,416)			124,737,416

TOTAL INVESTMENTS—108.8%
(Cost $989,661,120)			1,083,604,490
Other assets less liabilities—(8.8%)			(87,549,083)

NET ASSETS—100.0%			$996,055,407

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2015

Vantagepoint Discovery Fund		Shares	Value

COMMON STOCKS—48.8%
Aerospace & Defense—1.2%
Astronics Corp.	*	10,133	$412,514
Astronics Corp., Class B	*	14,844	603,409
Curtiss-Wright Corp.		23,510	1,610,435
HEICO Corp., Class A		33,650	1,655,580
Teledyne Technologies, Inc.	*	18,090	1,604,583

			5,886,521

Air Freight & Logistics—0.4%
Hub Group, Inc., Class A	*	30,470	1,003,987
Park-Ohio Holdings Corp.		32,577	1,198,182

			2,202,169

Auto Components—0.5%
Standard Motor Products, Inc.		19,861	755,711
Tenneco, Inc.	*	33,850	1,554,054

			2,309,765

Banks—4.2%
Ameris Bancorp		79,499	2,702,171
Associated Banc-Corp		91,670	1,718,813
Bank of Marin Bancorp		21,107	1,127,114
Blue Hills Bancorp, Inc.		89,481	1,369,954
ConnectOne Bancorp, Inc.		66,610	1,244,941
FCB Financial Holdings, Inc., Class A	*	41,770	1,494,948
Flushing Financial Corp.		58,716	1,270,614
Great Western Bancorp, Inc.		51,770	1,502,365
Heritage Financial Corp./Washington		62,438	1,176,332
Hilltop Holdings, Inc.	*	57,860	1,112,069
PacWest Bancorp		28,580	1,231,798
South State Corp.		19,810	1,425,330
Sterling Bancorp/New York		104,400	1,693,368
Texas Capital Bancshares, Inc.	*	29,490	1,457,396

			20,527,213

Biotechnology—1.7%
Arena Pharmaceuticals, Inc.	*†	308,040	585,276
Cara Therapeutics, Inc.	*	57,825	974,929
Cepheid, Inc.	*	31,890	1,164,942
Dicerna Pharmaceuticals, Inc.	*†	82,852	983,453
Ironwood Pharmaceuticals, Inc.	*	120,500	1,396,595
PTC Therapeutics, Inc.	*	16,000	518,400
TESARO, Inc.	*	17,350	907,752
Trevena, Inc.	*	113,577	1,192,559
Ultragenyx Pharmaceutical, Inc.	*	7,900	886,222

			8,610,128

Building Products—1.0%
Advanced Drainage Systems, Inc.	†	42,710	1,026,321
Armstrong World Industries, Inc.	*	32,100	1,467,933
Insteel Industries, Inc.		50,136	1,048,845
Masonite International Corp.	*	24,500	1,500,135

			5,043,234

Capital Markets—1.2%
Alaris Royalty Corp. (Canada)		53,400	906,916
Hercules Technology Growth Capital, Inc.	†	91,700	1,117,823

		Shares	Value

HFF, Inc., Class A		33,527	$1,041,684
Solar Capital Ltd.		64,796	1,064,598
Westwood Holdings Group, Inc.		15,897	828,075
WisdomTree Investments, Inc.	†	55,750	874,160

			5,833,256

Chemicals—0.7%
Methanex Corp. (Canada)	†	40,810	1,347,138
Minerals Technologies, Inc.		27,850	1,277,201
Orion Engineered Carbons SA (Luxembourg)		77,590	977,634

			3,601,973

Commercial Services & Supplies—0.8%
CECO Environmental Corp.		127,774	981,304
Clean Harbors, Inc.	*	44,150	1,838,848
Heritage-Crystal Clean, Inc.	*	83,113	880,998

			3,701,150

Communications Equipment—1.5%
Applied Optoelectronics, Inc.	*	58,400	1,002,144
CalAmp Corp.	*	56,029	1,116,658
Ciena Corp.	*	62,350	1,290,021
Mitel Networks Corp. (Canada)	*	191,749	1,474,550
ParkerVision, Inc.	*†	1,612,120	374,818
Radware Ltd. (Israel)	*	72,187	1,107,349
Ruckus Wireless, Inc.	*	95,810	1,026,125

			7,391,665

Construction & Engineering—0.2%
EMCOR Group, Inc.		21,502	1,032,956

Consumer Finance—0.2%
Regional Management Corp.	*	76,509	1,183,594

Containers & Packaging—0.6%
Graphic Packaging Holding Co.		173,750	2,229,213
Myers Industries, Inc.		55,214	735,450

			2,964,663

Diversified Financial Services—0.2%
MarketAxess Holdings, Inc.		10,040	1,120,364

Diversified Telecommunication Services—0.4%
Vonage Holdings Corp.	*	374,720	2,150,893

Electric Utilities—0.4%
ALLETE, Inc.		19,151	973,446
Spark Energy, Inc., Class A	†	56,574	1,172,213

			2,145,659

Electronic Equipment, Instruments & Components—1.1%
Control4 Corp.	*	66,610	484,255
ePlus, Inc.	*	14,620	1,363,461
Fabrinet (Thailand)	*	50,089	1,193,120
Newport Corp.	*	73,978	1,174,031
Rogers Corp.	*	24,610	1,269,138
Speed Commerce, Inc.	*	345,408	20,724

			5,504,729

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Discovery Fund		Shares	Value

COMMON STOCKS—(Continued)
Energy Equipment & Services—0.7%
Aspen Aerogels, Inc.	*	101,102	$613,689
Forum Energy Technologies, Inc.	*†	112,050	1,396,143
Patterson-UTI Energy, Inc.	†	93,440	1,409,075

			3,418,907

Food Products—0.9%
Freshpet, Inc.	*†	129,000	1,095,210
Greencore Group plc (Ireland)		395,028	2,061,035
Sanderson Farms, Inc.	†	17,830	1,382,182

			4,538,427

Health Care Equipment & Supplies—2.0%
Anika Therapeutics, Inc.	*	30,889	1,178,724
AtriCure, Inc.	*	83,400	1,871,496
EndoChoice Holdings, Inc.	*†	80,052	668,434
Globus Medical, Inc., Class A	*	124,780	3,471,380
Insulet Corp.	*	65,350	2,470,884

			9,660,918

Health Care Providers & Services—2.1%
Acadia Healthcare Co., Inc.	*	19,690	1,229,837
Aceto Corp.		39,221	1,058,183
Ensign Group, Inc. (The)		60,256	1,363,593
Kindred Healthcare, Inc.		120,610	1,436,465
LifePoint Health, Inc.	*	22,260	1,633,884
Surgical Care Affiliates, Inc.	*	49,020	1,951,486
WellCare Health Plans, Inc.	*	22,250	1,740,173

			10,413,621

Health Care Technology—0.5%
Allscripts Healthcare Solutions, Inc.	*	154,080	2,369,750

Hotels, Restaurants & Leisure—1.7%
Bloomin’ Brands, Inc.		95,670	1,615,866
Cheesecake Factory, Inc. (The)		35,200	1,623,072
Del Frisco’s Restaurant Group, Inc.	*	74,864	1,199,321
Lindblad Expeditions Holdings, Inc.	*	99,710	1,107,778
Marcus Corp. (The)		43,500	825,195
Red Robin Gourmet Burgers, Inc.	*	18,278	1,128,484
Ruth’s Hospitality Group, Inc.		63,024	1,003,342

			8,503,058

Household Durables—1.0%
La-Z-Boy, Inc.		55,090	1,345,298
M/I Homes, Inc.	*	43,340	950,013
New Home Co., Inc. (The)	*	99,098	1,284,310
William Lyon Homes, Class A	*†	74,442	1,228,293

			4,807,914

Independent Power and Renewable Electricity Producers—0.5%
Pattern Energy Group, Inc.	†	119,715	2,503,241

Insurance—1.5%
Argo Group International Holdings Ltd. (Bermuda)		12,160	727,655

		Shares	Value

Assured Guaranty Ltd. (Bermuda)		70,140	$1,853,800
eHealth, Inc.	*	64,640	645,107
Horace Mann Educators Corp.		47,580	1,578,704
James River Group Holdings Ltd. (Bermuda)		35,578	1,193,286
Stewart Information Services Corp.		44,009	1,642,856

			7,641,408

Internet & Catalog Retail—0.3%
HSN, Inc.		29,190	1,479,057

Internet Software & Services—0.8%
Constant Contact, Inc.	*	36,758	1,074,804
Demandware, Inc.	*†	29,750	1,605,608
Marchex, Inc., Class B		170,411	662,899
Textura Corp.	*†	33,804	729,490

			4,072,801

IT Services—1.7%
Cardtronics, Inc.	*	49,700	1,672,405
Convergys Corp.		68,070	1,694,262
Everi Holdings, Inc.	*	287,010	1,259,974
ExlService Holdings, Inc.	*	25,466	1,144,187
Perficient, Inc.	*	85,974	1,471,875
WEX, Inc.	*	14,500	1,281,800

			8,524,503

Life Sciences Tools & Services—0.4%
Albany Molecular Research, Inc.	*†	59,924	1,189,491
Bio-Techne Corp.		10,520	946,800

			2,136,291

Machinery—1.8%
Alamo Group, Inc.		20,246	1,054,817
Altra Industrial Motion Corp.		34,941	876,320
John Bean Technologies Corp.		37,420	1,864,639
Luxfer Holdings plc ADR (United Kingdom)		101,646	1,000,197
Lydall, Inc.	*	24,949	885,190
NN, Inc.		65,482	1,043,783
Titan International, Inc.		123,946	488,347
Watts Water Technologies, Inc., Class A		30,970	1,538,280

			8,751,573

Media—1.6%
Cinemark Holdings, Inc.		45,140	1,509,030
DreamWorks Animation SKG, Inc., Class A	*	83,530	2,152,568
IMAX Corp. (Canada)	*	20,220	718,619
National CineMedia, Inc.		109,040	1,713,018
New York Times Co. (The), Class A		120,680	1,619,526

			7,712,761

Metals & Mining—0.1%
New Gold, Inc. (Canada)	*	121,704	282,353

Oil, Gas & Consumable Fuels—1.1%
Abraxas Petroleum Corp.	*	515,894	546,848
Callon Petroleum Co.	*	145,090	1,210,050

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Discovery Fund	Shares	Value

COMMON STOCKS—(Continued)
Diamondback Energy, Inc. *	15,830	$1,059,027
RSP Permian, Inc. *†	83,548	2,037,736
Synergy Resources Corp. *†	73,376	625,163

		5,478,824

Paper & Forest Products—0.6%
Boise Cascade Co. *	55,310	1,412,064
KapStone Paper and Packaging Corp.	70,090	1,583,333

		2,995,397

Pharmaceuticals—0.7%
KemPharm, Inc. *†	64,661	1,284,167
Phibro Animal Health Corp., Class A	23,051	694,527
TherapeuticsMD, Inc. *†	139,500	1,446,615

		3,425,309

Professional Services—0.3%
Franklin Covey Co. *	29,683	496,893
Huron Consulting Group, Inc. *	13,800	819,720

		1,316,613

Real Estate Investment Trusts (REITs)—3.5%
Arbor Realty Trust, Inc. REIT	176,536	1,262,233
Armada Hoffler Properties, Inc. REIT	114,210	1,196,921
CareTrust REIT, Inc. REIT	107,641	1,178,669
Easterly Government Properties, Inc. REIT	63,173	1,085,312
Gladstone Commercial Corp. REIT	48,537	708,155
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	86,410	1,634,877
Medical Properties Trust, Inc. REIT	77,108	887,513
MFA Financial, Inc. REIT	218,260	1,440,516
Pebblebrook Hotel Trust REIT	24,953	699,183
PS Business Parks, Inc. REIT	17,000	1,486,310
Redwood Trust, Inc. REIT	114,900	1,516,680
Sovran Self Storage, Inc. REIT	18,520	1,987,381
STAG Industrial, Inc. REIT	54,734	1,009,842
Summit Hotel Properties, Inc. REIT	82,062	980,641

		17,074,233

Real Estate Management & Development—0.3%
Kennedy-Wilson Holdings, Inc.	67,320	1,621,066

Road & Rail—0.5%
Celadon Group, Inc.	98,134	970,545
Swift Transportation Co. *†	91,470	1,264,116

		2,234,661

Semiconductors & Semiconductor Equipment—1.9%
Entegris, Inc. *	123,700	1,641,499
Exar Corp. *	184,939	1,133,676
First Solar, Inc. *	34,250	2,260,157
Inphi Corp. *	28,998	783,526
Monolithic Power Systems, Inc.	16,750	1,067,143
ON Semiconductor Corp. *	64,150	628,670
SunPower Corp. *†	66,100	1,983,661

		9,498,332

			Shares	Value

Software—2.0%
Cadence Design Systems, Inc.		*	66,210	$1,377,830
HubSpot, Inc.		*	28,590	1,609,903
Imperva, Inc.		*	12,340	781,245
Sapiens International Corp. NV (Israel)			81,903	835,411
Silver Spring Networks, Inc.		*†	73,205	1,054,884
Tangoe, Inc.		*	141,283	1,185,364
TiVo, Inc.		*	170,450	1,470,984
Verint Systems, Inc.		*	27,870	1,130,407
Zix Corp.		*	81,554	414,294

				9,860,322

Specialty Retail—1.3%
Chico’s FAS, Inc.			116,230	1,240,174
Destination Maternity Corp.		†	77,840	678,765
DSW, Inc., Class A		†	67,210	1,603,631
Haverty Furniture Cos., Inc.			68,550	1,469,712
Shoe Carnival, Inc.			55,861	1,295,975

				6,288,257

Technology Hardware, Storage & Peripherals—0.2%
Stratasys Ltd.		*†	37,570	882,144

Textiles, Apparel & Luxury Goods—0.6%
Crocs, Inc.		*	151,542	1,551,790
Tumi Holdings, Inc.		*	86,190	1,433,340

				2,985,130

Thrifts & Mortgage Finance—0.7%
EverBank Financial Corp.			62,119	992,661
MGIC Investment Corp.		*†	120,860	1,067,194
WSFS Financial Corp.			42,672	1,380,866

				3,440,721

Trading Companies & Distributors—1.2%
Aircastle Ltd.			71,490	1,493,426
CAI International, Inc.		*	113,983	1,148,949
GATX Corp.		†	35,110	1,493,930
H&E Equipment Services, Inc.			58,863	1,028,925
Textainer Group Holdings Ltd.		†	69,790	984,737

				6,149,967

TOTAL COMMON STOCKS
(Cost $252,119,799)				241,277,491

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—23.0%
Aerospace & Defense—0.1%
L-3 Communications Corp.
1.500%	05/28/2017		$360,000	355,662
Lockheed Martin Corp.
1.850%	11/23/2018		70,000	69,925

				425,587

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Auto Components—0.0%
Johnson Controls, Inc.
1.400%	11/02/2017		$70,000	$69,303

Automobiles—0.3%
Hyundai Capital America
4.000%	06/08/2017	^	1,300,000	1,334,056

Banks—5.6%
Australia & New Zealand Banking Group Ltd. MTN (Australia)
2.000%	11/16/2018		1,270,000	1,268,322
Bank of America Corp.
0.879%	05/02/2017	#	805,000	797,483
Bank of America Corp. MTN
1.700%	08/25/2017	†	635,000	633,438
1.656%	03/22/2018	#	590,000	592,214
Bank of America NA, Bank Note
2.050%	12/07/2018		565,000	563,611
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)
1.450%	09/08/2017	^	845,000	839,797
Barclays Bank plc (United Kingdom)
0.944%	02/17/2017	#	300,000	299,913
BB&T Corp. MTN
0.989%	02/01/2019	#	1,245,000	1,235,137
Capital One NA, Bank Note
1.650%	02/05/2018		390,000	386,337
1.500%	09/05/2017		360,000	357,277
CIT Group, Inc.
5.250%	03/15/2018		375,000	388,125
Citigroup, Inc.
2.050%	12/07/2018		410,000	408,122
1.850%	11/24/2017	†	250,000	249,746
1.550%	08/14/2017		1,415,000	1,410,138
1.402%	04/01/2016	#	540,000	539,960
Citizens Bank NA, Bank Note
2.300%	12/03/2018		250,000	249,880
Compass Bank, Bank Note
1.850%	09/29/2017		250,000	247,968
Credit Agricole SA (France)
1.121%	04/15/2019	#^	1,190,000	1,184,176
Discover Bank
2.600%	11/13/2018		910,000	909,894
Fifth Third Bancorp
5.450%	01/15/2017		540,000	559,953
Fifth Third Bank/Ohio MTN
1.280%	08/20/2018	#	1,000,000	1,002,096
Fifth Third Bank/Ohio, Bank Note
1.150%	11/18/2016		400,000	399,601
0.874%	11/18/2016	#	315,000	315,023
HSBC Bank plc (United Kingdom)
1.002%	05/15/2018	#^	1,350,000	1,345,591
Huntington National Bank (The)
2.200%	11/06/2018		350,000	349,271
1.375%	04/24/2017		250,000	248,570
0.745%	04/24/2017	#	250,000	248,828
Huntington National Bank (The), Bank Note
1.300%	11/20/2016		260,000	259,883
JPMorgan Chase & Co.
1.220%	01/25/2018	#	627,000	628,607
0.882%	02/15/2017	#	800,000	799,697

Coupon Rate	Maturity Date		Face	Value

JPMorgan Chase & Co. MTN
1.350%	02/15/2017		$640,000	$638,815
KeyBank NA
0.883%	11/25/2016	#	345,000	345,080
KeyBank NA, Bank Note
1.100%	11/25/2016		250,000	249,694
Macquarie Bank Ltd. (Australia)
1.600%	10/27/2017	^	910,000	903,763
Manufacturers & Traders Trust Co., Bank Note
1.400%	07/25/2017		410,000	408,212
0.697%	01/30/2017	#	1,365,000	1,363,365
Mizuho Bank Ltd. (Japan)
1.243%	03/26/2018	#^	1,300,000	1,295,181
PNC Bank NA, Bank Note
1.150%	11/01/2016		250,000	250,055
Regions Financial Corp.
2.000%	05/15/2018		370,000	367,596
SunTrust Bank, Bank Note
1.350%	02/15/2017		670,000	668,763
0.802%	02/15/2017	#	1,010,000	1,006,651
Wachovia Corp.
0.691%	10/15/2016	#	1,300,000	1,297,847

				27,513,680

Beverages—0.1%
Coca-Cola Co. (The)
0.875%	10/27/2017		116,000	115,599
PepsiCo, Inc.
1.250%	04/30/2018		500,000	498,346

				613,945

Biotechnology—0.6%
Amgen, Inc.
1.250%	05/22/2017		1,320,000	1,315,484
Baxalta, Inc.
2.000%	06/22/2018	^	120,000	118,840
1.366%	06/22/2018	#^	220,000	219,446
Celgene Corp.
2.125%	08/15/2018		1,160,000	1,160,989

				2,814,759

Capital Markets—1.3%
Bank of New York Mellon Corp. (The) MTN
0.889%	08/01/2018	#	1,300,000	1,297,529
Credit Suisse AG (Switzerland)
1.003%	04/27/2018	#	315,000	313,684
Goldman Sachs Group, Inc. (The)
5.625%	01/15/2017		490,000	509,078
3.625%	02/07/2016		975,000	977,493
Goldman Sachs Group, Inc. (The) MTN
1.462%	11/15/2018	#	635,000	638,023
Goldman Sachs Group, Inc. (The), Series 1
1.522%	04/30/2018	#	240,000	241,227
Morgan Stanley
1.463%	01/27/2020	#	1,200,000	1,203,740
Morgan Stanley MTN
6.625%	04/01/2018		605,000	663,749
1.056%	07/23/2019	#	690,000	684,530

				6,529,053

Chemicals—0.2%
Ashland, Inc.
3.875%	04/15/2018		875,000	895,781

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Commercial Services & Supplies—0.1%
Mobile Mini, Inc.
7.875%	12/01/2020		$430,000	$447,200

Communications Equipment—0.4%
Cisco Systems, Inc.
0.822%	06/15/2018	#	1,200,000	1,198,204
QUALCOMM, Inc.
1.400%	05/18/2018		940,000	932,285

				2,130,489

Consumer Finance—2.5%
Ally Financial, Inc.
3.500%	01/27/2019		365,000	360,894
3.250%	09/29/2017		400,000	400,500
American Express Co.
0.968%	05/22/2018	#	800,000	795,510
American Express Credit Corp. MTN
0.722%	06/05/2017	#	530,000	527,434
Caterpillar Financial Services Corp. MTN
1.250%	08/18/2017		540,000	538,193
1.000%	03/03/2017		540,000	538,745
Ford Motor Credit Co. LLC
4.250%	02/03/2017		600,000	613,187
3.000%	06/12/2017		280,000	282,821
1.684%	09/08/2017		1,500,000	1,482,445
General Motors Financial Co., Inc.
3.000%	09/25/2017		310,000	311,318
2.400%	04/10/2018		1,535,000	1,528,299
HSBC USA, Inc.
1.625%	01/16/2018		1,300,000	1,293,946
International Lease Finance Corp.
3.875%	04/15/2018		435,000	439,350
2.462%	06/15/2016	#	560,000	560,000
John Deere Capital Corp.
0.611%	10/11/2016	#	200,000	200,256
John Deere Capital Corp. MTN
0.544%	03/01/2017	#	600,000	599,178
PACCAR Financial Corp. MTN
1.450%	03/09/2018		325,000	323,045
1.100%	06/06/2017		140,000	139,321
1.052%	12/06/2018	#	130,000	130,348
Synchrony Financial
1.875%	08/15/2017		1,065,000	1,060,536
1.564%	02/03/2020	#	140,000	137,923

				12,263,249

Containers & Packaging—0.1%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)
3.512%	12/15/2019	#^	670,000	656,600

Diversified Financial Services—0.6%
GE Capital International Funding Co. (Ireland)
0.964%	04/15/2016	^	1,515,000	1,515,747
McGraw Hill Financial, Inc.
3.300%	08/14/2020		120,000	121,152
Shell International Finance BV (Netherlands)
1.625%	11/10/2018		995,000	990,197
1.250%	11/10/2017		220,000	218,961
0.921%	11/10/2018	#	270,000	269,664

				3,115,721

Coupon Rate	Maturity Date		Face	Value

Diversified Telecommunication Services—0.8%
AT&T, Inc.
5.500%	02/01/2018		$110,000	$117,646
1.317%	11/27/2018	#	1,250,000	1,251,974
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017		130,000	130,205
Verizon Communications, Inc.
2.252%	09/14/2018	#	800,000	819,683
2.042%	09/15/2016	#	400,000	402,518
1.350%	06/09/2017		945,000	942,603
1.296%	06/17/2019	#	120,000	119,286
Windstream Services LLC
7.875%	11/01/2017		340,000	349,523

				4,133,438

Electric Utilities—1.0%
Duke Energy Corp.
0.992%	04/03/2017	#	200,000	199,397
Georgia Power Co.
0.762%	08/15/2016	#	605,000	604,652
NSTAR Electric Co.
0.604%	05/17/2016	#	1,300,000	1,298,387
Southern California Edison Co.
1.845%	02/01/2022		1,453,214	1,440,413
Southern Power Co.
1.850%	12/01/2017		70,000	70,002
Wisconsin Public Service Corp.
1.650%	12/04/2018		900,000	894,648
Xcel Energy, Inc.
0.750%	05/09/2016		255,000	254,795

				4,762,294

Electronic Equipment, Instruments & Components—0.0%
Amphenol Corp.
1.550%	09/15/2017		160,000	159,250

Energy Equipment & Services—0.1%
Cameron International Corp.
1.400%	06/15/2017		160,000	157,787
1.150%	12/15/2016		300,000	297,085
Nabors Industries, Inc.
2.350%	09/15/2016		200,000	199,040

				653,912

Food & Staples Retailing—0.7%
CVS Health Corp.
1.900%	07/20/2018		850,000	850,017
Kroger Co. (The)
2.200%	01/15/2017		500,000	504,661
0.845%	10/17/2016	#	1,530,000	1,529,320
Walgreens Boots Alliance, Inc.
1.750%	11/17/2017		120,000	119,821
0.814%	05/18/2016	#	210,000	209,290

				3,213,109

Food Products—0.3%
ConAgra Foods, Inc.
1.300%	01/25/2016		110,000	110,018
Kraft Heinz Foods Co.
2.000%	07/02/2018	^	830,000	826,581
Want Want China Finance Ltd. (Virgin Islands, British)
1.875%	05/14/2018	^	290,000	284,638

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Wm. Wrigley Jr. Co.
2.000%	10/20/2017	^	$100,000	$100,206
1.400%	10/21/2016	^	100,000	99,916

				1,421,359

Health Care Equipment & Supplies—0.9%
Becton Dickinson and Co.
1.450%	05/15/2017		1,390,000	1,384,590
0.962%	06/15/2016	#	610,000	609,782
St Jude Medical, Inc.
2.000%	09/15/2018	†	1,300,000	1,298,435
Zimmer Biomet Holdings, Inc.
2.000%	04/01/2018		920,000	914,829

				4,207,636

Health Care Providers & Services—0.5%
Anthem, Inc.
2.375%	02/15/2017		465,000	469,271
Cardinal Health, Inc.
1.950%	06/15/2018		1,300,000	1,297,384
Express Scripts Holding Co.
1.250%	06/02/2017		435,000	432,250
McKesson Corp.
1.292%	03/10/2017		200,000	199,496
Tenet Healthcare Corp.
6.250%	11/01/2018		260,000	274,950

				2,673,351

Household Durables—0.4%
Newell Rubbermaid, Inc.
2.150%	10/15/2018		1,400,000	1,355,773
Whirlpool Corp.
1.650%	11/01/2017		170,000	169,197
1.350%	03/01/2017	†	465,000	462,408

				1,987,378

Independent Power and Renewable Electricity Producers—0.2%
AES Corp. (The)
3.414%	06/01/2019	#	430,000	395,600
Talen Energy Supply LLC
4.625%	07/15/2019	^	475,000	358,625
TransAlta Corp. (Canada)
1.900%	06/03/2017		46,000	44,690

				798,915

Insurance—1.1%
Jackson National Life Global Funding
1.250%	02/21/2017	^	205,000	204,497
Metropolitan Life Global Funding I
1.950%	12/03/2018	^	590,000	588,812
0.701%	04/10/2017	#^	690,000	690,792
Principal Life Global Funding II
0.938%	12/01/2017	#^	1,300,000	1,299,909
Prudential Financial, Inc. MTN
1.142%	08/15/2018	#	1,250,000	1,250,322
Reliance Standard Life Global Funding II
2.150%	10/15/2018	^	1,000,000	994,491
TIAA Asset Management Finance Co. LLC
2.950%	11/01/2019	^	600,000	601,736

				5,630,559

Coupon Rate	Maturity Date		Face	Value

Internet Software & Services—0.1%
Alibaba Group Holding Ltd. (Cayman Islands)
1.625%	11/28/2017		$200,000	$197,673
IAC/InterActiveCorp
4.875%	11/30/2018		150,000	150,938
Tencent Holdings Ltd. (Cayman Islands)
2.000%	05/02/2017	^	300,000	300,408

				649,019

IT Services—0.0%
Fidelity National Information Services, Inc.
2.000%	04/15/2018		150,000	147,566
1.450%	06/05/2017		70,000	69,077

				216,643

Life Sciences Tools & Services—0.0%
Thermo Fisher Scientific, Inc.
2.150%	12/14/2018		190,000	189,992

Machinery—0.4%
CNH Industrial Capital LLC
3.875%	07/16/2018		610,000	591,700
Stanley Black & Decker, Inc.
2.451%	11/17/2018		1,140,000	1,145,236

				1,736,936

Media—0.6%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
2.400%	03/15/2017		1,280,000	1,290,678
DISH DBS Corp.
4.625%	07/15/2017		245,000	250,513
NBCUniversal Enterprise, Inc.
1.006%	04/15/2018	#^	1,300,000	1,298,558

				2,839,749

Metals & Mining—0.3%
Freeport-McMoRan, Inc.
2.300%	11/14/2017		230,000	196,937
2.150%	03/01/2017		80,000	73,600
Glencore Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	640,000	585,850
Glencore Funding LLC
1.681%	01/15/2019	#^	550,000	455,370

				1,311,757

Multi-Utilities—0.3%
Berkshire Hathaway Energy Co.
5.750%	04/01/2018		500,000	540,451
Dominion Resources, Inc.
1.250%	03/15/2017		540,000	536,813
TECO Finance, Inc.
0.920%	04/10/2018	#	190,000	187,619

				1,264,883

Oil, Gas & Consumable Fuels—0.5%
Chevron Corp.
1.790%	11/16/2018		170,000	168,532
1.344%	11/09/2017		885,000	883,260
ConocoPhillips Co.
1.500%	05/15/2018		317,000	311,297
Hess Corp.
1.300%	06/15/2017		180,000	176,192
Kinder Morgan, Inc.
3.050%	12/01/2019		110,000	101,898
2.000%	12/01/2017		110,000	106,033

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Murphy Oil Corp.
2.500%	12/01/2017	†	$250,000	$229,393
Sabine Pass LNG LP
7.500%	11/30/2016	†	370,000	370,000
WPX Energy, Inc.
5.250%	01/15/2017		355,000	333,700

				2,680,305

Pharmaceuticals—0.8%
AbbVie, Inc.
1.800%	05/14/2018		975,000	971,068
1.750%	11/06/2017		520,000	519,223
Actavis Funding SCS (Luxembourg)
2.350%	03/12/2018		1,590,000	1,592,500
1.757%	03/12/2020	#	310,000	311,420
1.300%	06/15/2017		300,000	297,253

				3,691,464

Real Estate Investment Trusts (REITs)—0.2%
Liberty Property LP
6.625%	10/01/2017		385,000	413,339
Ventas Realty LP
1.550%	09/26/2016		211,000	211,183
1.250%	04/17/2017		120,000	119,153
Welltower, Inc.
3.625%	03/15/2016		375,000	376,648

				1,120,323

Real Estate Management & Development—0.1%
WEA Finance LLC/Westfield UK & Europe Finance plc
1.750%	09/15/2017	^	240,000	238,039

Road & Rail—0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017	†	165,000	169,125
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.750%	05/11/2017	^	900,000	918,468
2.500%	03/15/2016	^	230,000	230,409
2.500%	06/15/2019	^	110,000	108,292
Ryder System, Inc. MTN
2.500%	03/01/2017		725,000	730,039

				2,156,333

Semiconductors & Semiconductor Equipment—0.0%
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	200,000	196,132

Software—0.0%
Autodesk, Inc.
1.950%	12/15/2017		150,000	149,570

Specialty Retail—0.1%
AutoZone, Inc.
1.300%	01/13/2017		220,000	219,764

Technology Hardware, Storage & Peripherals—0.5%
Hewlett Packard Enterprise Co.
2.850%	10/05/2018	^	945,000	945,093
2.450%	10/05/2017	^	1,005,000	1,004,575
Seagate HDD Cayman (Cayman Islands)
3.750%	11/15/2018		350,000	347,608

				2,297,276

Coupon Rate	Maturity Date		Face	Value

Thrifts & Mortgage Finance—0.2%
Abbey National Treasury Services plc (United Kingdom)
1.012%	03/13/2017	#	$300,000	$299,381
Astoria Financial Corp.
5.000%	06/19/2017		240,000	248,398
Santander Bank NA
2.000%	01/12/2018		650,000	645,537

				1,193,316

Tobacco—0.3%
Imperial Tobacco Finance plc (United Kingdom)
2.050%	02/11/2018	^	650,000	647,388
2.050%	07/20/2018	^	310,000	308,470
Reynolds American, Inc.
2.300%	06/12/2018		660,000	664,537

				1,620,395

Trading Companies & Distributors—0.3%
Air Lease Corp.
4.500%	01/15/2016		600,000	600,390
Aircastle Ltd. (Bermuda)
6.750%	04/15/2017		535,000	559,412
GATX Corp.
1.250%	03/04/2017		100,000	99,027

				1,258,829

Wireless Telecommunication Services—0.0%
SBA Communications Corp.
5.625%	10/01/2019		150,000	156,938

TOTAL CORPORATE OBLIGATIONS
(Cost $114,334,376)				113,638,287

MORTGAGE-BACKED SECURITIES—4.8%
Commercial Mortgage-Backed Securities—1.8%
American Homes 4 Rent, Series 2014-SFR1, Class A
1.351%	06/17/2031	#^	291,967	286,720
Colony American Homes, Series 2014-1A, Class A
1.400%	05/17/2031	#^	297,260	291,814
Colony American Homes, Series 2014-2A, Class A
1.368%	07/17/2031	#^	472,085	461,854
Colony American Homes, Series 2015-1A, Class A
1.551%	07/17/2032	#^	888,863	870,929
Del Coronado Trust, Series 2013-HDC, Class A
1.131%	03/15/2026	#^	1,280,000	1,275,807
Hilton USA Trust, Series 2013-HLF, Class AFL
1.269%	11/05/2030	#^	553,096	550,800
Invitation Homes Trust, Series 2013-SFR1, Class A
1.451%	12/17/2030	#^	386,247	379,476
Invitation Homes Trust, Series 2014-SFR1, Class A
1.351%	06/17/2031	#^	1,270,000	1,245,518
Invitation Homes Trust, Series 2014-SFR2, Class A
1.451%	09/17/2031	#^	770,000	757,515
Invitation Homes Trust, Series 2015-SFR2, Class A
1.701%	06/17/2032	#^	980,198	967,839

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value

MORTGAGE-BACKED SECURITIES—(Continued)
Invitation Homes Trust, Series 2015-SFR3, Class A
1.651%	08/17/2032	#^	$1,073,452	$1,056,182
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A
1.581%	01/15/2032	#^	910,000	907,294

				9,051,748

Non-Agency Mortgage-Backed Securities— 1.4%
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	454,461	429,409
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M1
1.872%	11/25/2023	#	272,610	272,669
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQ1, Class M1
1.472%	03/25/2025	#	233,615	233,595
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQA2, Class M1
1.572%	05/25/2028	#	406,379	406,617
Federal National Mortgage Association Connecticut Avenue Securities, Series 2013-C01, Class M1
2.422%	10/25/2023	#	408,842	411,953
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C01, Class M1
2.022%	01/25/2024	#	1,108,058	1,110,103
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 1M1
1.372%	05/25/2024	#	1,071,228	1,059,864
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 2M1
1.372%	05/25/2024	#	197,573	196,446
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C03, Class 1M1
1.622%	07/25/2024	#	1,473,455	1,468,455
GSAMP Trust, Series 2004-SEA2, Class M1
1.072%	03/25/2034	#	224,890	225,388
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	112,304	113,398
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	228,214	221,685
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#	324,220	315,519
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058	#^	232,220	231,861

Coupon Rate	Maturity Date		Face	Value

Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065	#^	$158,625	$158,888

				6,855,850

U.S. Government Agency Mortgage-Backed Securities—1.6%
Federal Home Loan Mortgage Corp.
1.000%	12/15/2017		4,090,000	4,080,233
Federal National Mortgage Association
2.509%	05/01/2042	#	3,414,997	3,507,026
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.726%	10/07/2020	#	348,058	349,779

				7,937,038

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $23,998,139)				23,844,636

U.S. TREASURY OBLIGATIONS—17.2%
U.S. Treasury Notes—17.2%
U.S. Treasury Note
1.250%	12/15/2018		3,856,000	3,848,091
1.000%	12/31/2017- 09/15/2018		19,349,000	19,252,373
1.000%	02/15/2018	‡‡	20,000,000	19,939,840
0.875%	01/15/2018		6,465,000	6,436,464
0.875%	11/30/2017	†	1,230,000	1,226,541
0.875%	11/15/2017	‡‡	3,500,000	3,488,380
0.750%	10/31/2017		100,000	99,479
0.625%	12/15/2016- 08/31/2017		23,330,000	23,235,574
0.500%	01/31/2017		7,475,000	7,448,576

				84,975,318

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $85,124,971)				84,975,318

GOVERNMENT RELATED OBLIGATIONS—0.3%
Non-U.S. Government Agencies—0.1%
Korea Expressway Corp. (Korea, Republic of)
1.625%	04/28/2017	^	300,000	299,148

Supranational—0.2%
European Investment Bank
1.125%	12/15/2016		765,000	765,975

U.S. Municipal Bonds—0.0%
California Earthquake Authority Revenue Bonds (California)
1.824%	07/01/2017		240,000	241,526

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $1,306,997)				1,306,649

ASSET-BACKED SECURITIES—4.8%
Automobiles—2.3%
Ally Master Owner Trust Series 2013-2, Class A
0.781%	04/15/2018	#	600,000	599,744
Ally Master Owner Trust Series 2013-1, Class A1
0.781%	02/15/2018	#	500,000	500,039

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value

ASSET-BACKED SECURITIES—(Continued)
Capital Auto Receivables Asset Trust Series 2013-1, Class C
1.740%	10/22/2018		$120,000	$119,918
Capital Auto Receivables Asset Trust Series 2013-1, Class B
1.290%	04/20/2018		120,000	119,734
Capital Auto Receivables Asset Trust Series 2015-2, Class A2
1.390%	09/20/2018		830,000	826,682
CarMax Auto Owner Trust Series 2015-2, Class A3
1.370%	03/16/2020		1,320,000	1,311,144
Chrysler Capital Auto Receivables Trust Series 2014-AA, Class A3
0.830%	09/17/2018	^	532,035	531,080
Hertz Fleet Lease Funding LP Series 2013-3, Class A
0.843%	12/10/2027	#^	2,508,123	2,503,355
Hyundai Auto Lease Securitization Trust Series 2014-A, Class A3
0.750%	04/17/2017	^	1,241,120	1,240,547
Porsche Innovative Lease Owner Trust Series 2015-1, Class A3
1.190%	07/23/2018	^	1,400,000	1,384,614
Porsche Innovative Lease Owner Trust Series 2014-1, Class A3
1.030%	11/20/2017	^	2,080,000	2,075,604

				11,212,461

Credit Card—1.7%
Cabela’s Credit Card Master Note Trust Series 2012-1A, Class A1
1.630%	02/18/2020	^	2,210,000	2,215,075
Chase Issuance Trust Series 2014-A1, Class A1
1.150%	01/15/2019		2,500,000	2,498,645
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2
1.020%	02/22/2019		1,228,000	1,225,371
Synchrony Credit Card Master Note Trust Series 2015-2, Class A
1.600%	04/15/2021		2,665,000	2,647,481

				8,586,572

Other—0.6%
CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1, Class A1
0.901%	04/15/2018		1,392,035	1,388,490
GreatAmerica Leasing Receivables Funding LLC Series 2013-1, Class C
1.830%	06/17/2019	^	100,000	99,759
Kubota Credit Owner Trust Series 2015-1A, Class A2
0.940%	12/15/2017	^	538,050	537,113
MMAF Equipment Finance LLC Series 2015-AA, Class A3
1.390%	10/16/2019	^	1,160,000	1,151,761

				3,177,123

Coupon Rate	Maturity Date		Face	Value

Student Loan—0.2%
Missouri Higher Education Loan Authority Series 2012-1, Class A1
1.252%	01/26/2026	#	$362,591	$360,571
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.637%	12/07/2020	#	460,564	459,924
Nelnet Student Loan Trust Series 2014-2A, Class A1
0.702%	06/25/2021	#^	122,469	122,022
SLM Student Loan Trust Series 2014-1, Class A1
0.702%	05/28/2019	#	39,458	39,420

				981,937

TOTAL ASSET-BACKED SECURITIES
(Cost $24,021,579)				23,958,093

			Shares	Value
MONEY MARKET FUNDS—7.9%
Institutional Money Market Funds—7.9%
Dreyfus Institutional Cash Advantage Fund, 0.26%		††¥	5,175,000	5,175,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32%			¥7,767,846	7,767,846
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32%		††¥	5,563,848	5,563,848
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.32%		††¥	5,175,000	5,175,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.29%		††¥	5,175,000	5,175,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.32%		††¥	5,175,000	5,175,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.31%		††¥	5,175,000	5,175,000

TOTAL MONEY MARKET FUNDS
(Cost $39,206,694)				39,206,694

TOTAL INVESTMENTS—106.8%
(Cost $540,112,555)				528,207,168
Other assets less liabilities—(6.8%)				(33,490,492)

NET ASSETS—100.0%				$494,716,676

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
MTN	Medium Term Note
REIT	Real Estate Investment Trust
#	Rate is subject to change. Rate shown reflects current rate.
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $44,732,436, which represents 9.0% of Net Assets. The illiquid 144A securities represented 0.0% of Net Assets, and 0.0% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2015

Vantagepoint International Fund			Shares	Value

COMMON STOCKS—97.0%
Australia—3.1%
Aristocrat Leisure Ltd.			390,400	$2,882,673
Charter Hall Group REIT			534,800	1,756,802
Cochlear Ltd.			43,600	3,017,185
CSL Ltd.			156,200	11,908,639
Dexus Property Group REIT			673,800	3,654,809
Harvey Norman Holdings Ltd.			3,615,000	10,927,906
Oil Search Ltd.			288,100	1,402,285
Programmed Maintenance Services Ltd.			1,242,743	2,226,481
QBE Insurance Group Ltd.			777,715	7,073,456
Telstra Corp. Ltd.			567,400	2,305,742
TPG Telecom Ltd.			660,200	4,726,795

				51,882,773

Austria—0.2%
voestalpine AG			92,700	2,835,526

Belgium—0.7%
AGFA-Gevaert NV	*		706,471	4,020,112
Anheuser-Busch InBev SA NV			16,232	2,020,028
Telenet Group Holding NV	*		45,888	2,479,988
UCB SA			32,107	2,898,077

				11,418,205

Brazil—0.6%
Ambev SA ADR			248,300	1,107,418
CCR SA			680,200	2,157,728
Cia Brasileira de Distribuicao (Preference) ADR			57,000	599,640
Cielo SA			226,676	1,924,562
CPFL Energia SA ADR	*		184,654	1,370,133
EcoRodovias Infraestrutura e Logistica SA			259,800	334,251
TOTVS SA			152,000	1,192,179
Vale SA ADR			60,900	200,361
Vale SA (Preference) ADR			378,000	963,900

				9,850,172

Canada—1.8%
BCE, Inc.			164,745	6,365,012
Canadian Pacific Railway Ltd.			10,288	1,312,749
Canadian Solar, Inc.	*	†	75,900	2,198,064
CI Financial Corp.			181,300	4,009,381
Element Financial Corp.			280,700	3,387,794
Just Energy Group, Inc.			334,400	2,387,708
Kinaxis, Inc.	*		91,000	3,085,727
Pure Industrial Real Estate Trust REIT			499,000	1,575,941
Suncor Energy, Inc.			142,200	3,670,871
Western Forest Products, Inc.			1,068,500	1,745,183

				29,738,430

Chile—0.0%
Enersis SA ADR			66,000	801,900

China—2.6%
AAC Technologies Holdings, Inc.			250,000	1,626,338
Baidu, Inc. ADR	*		69,473	13,133,176

				Shares	Value

Belle International Holdings Ltd.				1,835,837	$1,373,586
CNOOC Ltd.				6,679,000	6,951,343
ENN Energy Holdings Ltd.				314,000	1,665,649
Hengan International Group Co. Ltd.				490,500	4,604,880
Mindray Medical International Ltd. ADR				95,400	2,587,248
Tencent Holdings Ltd.				516,400	10,111,105
Want Want China Holdings Ltd.	†			3,359,000	2,493,006

					44,546,331

Denmark—1.3%
Chr Hansen Holding A/S				73,743	4,612,654
DSV A/S				86,449	3,402,950
Novo Nordisk A/S, Class B				152,826	8,848,352
Vestas Wind Systems A/S				69,890	4,881,033

					21,744,989

Finland—0.7%
Huhtamaki Oyj				165,000	5,987,432
Kone Oyj, Class B	†			144,900	6,135,220

					12,122,652

France—7.1%
Air Liquide SA				48,100	5,400,025
Cie de Saint-Gobain				282,518	12,242,996
Danone SA				85,995	5,810,983
Essilor International SA				51,100	6,368,898
Ipsen SA				53,100	3,518,279
L’Oreal SA				66,063	11,112,118
LVMH Moet Hennessy Louis Vuitton SE				47,707	7,493,351
Orange SA				157,053	2,626,826
Pernod Ricard SA				25,737	2,935,162
Peugeot SA		*	†	184,000	3,225,322
Renault SA				39,300	3,933,753
Safran SA				34,800	2,390,857
Sanofi				218,850	18,650,784
Sopra Steria Group				32,200	3,786,493
TOTAL SA				125,309	5,617,777
UBISOFT Entertainment		*		130,100	3,765,239
Valeo SA				39,400	6,074,483
Vivendi SA				298,900	6,419,490
Wendel SA				33,700	4,007,759
Zodiac Aerospace				245,282	5,840,244

					121,220,839

Germany—8.3%
adidas AG				78,000	7,570,608
Allianz SE (Registered)				64,214	11,319,519
Aurubis AG				69,659	3,527,264
BASF SE				35,215	2,682,611
Bayer AG (Registered)				105,510	13,177,185
Beiersdorf AG				49,709	4,518,120
Continental AG				24,493	5,925,101
Daimler AG (Registered)				138,555	11,576,826
Deutsche Telekom AG (Registered)				674,876	12,121,212
Duerr AG				52,052	4,130,961
Fresenius Medical Care AG & Co. KGaA				27,867	2,341,791
Fresenius SE & Co. KGaA				126,017	8,976,473
Krones AG				48,982	5,832,408

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint International Fund		Shares	Value

COMMON STOCKS—(Continued)
Linde AG		46,331	$6,692,906
Merck KGaA		38,874	3,763,814
RWE AG		600,307	7,568,302
SAP SE		303,876	24,113,530
Vonovia SE		97,578	3,014,486
Wirecard AG	†	46,954	2,346,998

			141,200,115

Hong Kong—4.7%
AIA Group Ltd.		3,156,600	18,860,948
ASM Pacific Technology Ltd.		206,300	1,610,686
Beijing Enterprises Holdings Ltd.		381,000	2,296,771
Beijing Enterprises Water Group Ltd.	*†	734,000	511,954
China Mobile Ltd.		929,734	10,465,184
China Resources Power Holdings Co. Ltd.		2,098,829	4,060,623
CLP Holdings Ltd.		945,500	8,014,063
Hang Lung Properties Ltd.		2,513,000	5,694,102
HKT Trust & HKT Ltd.		3,034,000	3,873,217
Hong Kong & China Gas Co. Ltd.		3,543,000	6,933,796
Hong Kong Exchanges and Clearing Ltd.	†	82,000	2,088,933
Hopewell Holdings Ltd.		402,500	1,441,977
Jardine Matheson Holdings Ltd.		132,100	6,418,739
Link REIT		366,000	2,182,049
Sino Land Co. Ltd.		1,393,000	2,029,261
WH Group Ltd.	*^	1,067,000	593,861
Yue Yuen Industrial Holdings Ltd.		940,000	3,184,270

			80,260,434

India—1.0%
Axis Bank Ltd. GDR		39,378	1,323,228
ICICI Bank Ltd. ADR		264,600	2,071,818
Infosys Ltd. ADR	†	395,584	6,626,032
Larsen & Toubro Ltd. GDR		99,915	1,930,030
Tata Motors Ltd. ADR	*	174,216	5,134,146

			17,085,254

Indonesia—0.5%
Bank Mandiri Persero Tbk PT		2,829,900	1,879,167
Bank Rakyat Indonesia Persero Tbk PT		2,868,200	2,353,933
Bumitama Agri Ltd.		887,800	441,301
Perusahaan Gas Negara Persero Tbk		8,148,900	1,606,675
Telekomunikasi Indonesia Persero Tbk PT ADR		32,500	1,443,000

			7,724,076

Ireland—2.1%
Allegion plc		23,824	1,570,478
Bank of Ireland	*	6,439,000	2,376,848
Experian plc		360,000	6,362,787
ICON plc	*	79,900	6,208,230
Medtronic plc		197,689	15,206,238

		Shares	Value

Smurfit Kappa Group plc		130,000	$3,345,641

			35,070,222

Israel—0.9%
Bank Hapoalim BM		436,429	2,252,849
Mellanox Technologies Ltd.	*	108,200	4,559,548
Teva Pharmaceutical Industries Ltd.		24,084	1,571,262
Teva Pharmaceutical Industries Ltd. ADR		92,200	6,052,008

			14,435,667

Italy—1.4%
Azimut Holding SpA		80,200	1,993,467
DiaSorin SpA		79,300	4,164,962
Eni SpA		914,195	13,583,292
Mediaset SpA		444,997	1,844,019
Mediobanca SpA		256,900	2,462,659

			24,048,399

Japan—16.7%
Asahi Kasei Corp.		522,400	3,532,524
Bridgestone Corp.	†	73,100	2,507,434
Canon, Inc.	†	447,300	13,530,839
Daikin Industries Ltd.		93,600	6,816,109
Daito Trust Construction Co. Ltd.		157,000	18,135,148
Denso Corp.		131,300	6,274,236
FANUC Corp.		35,300	6,081,832
Honda Motor Co. Ltd.		715,500	22,868,481
IHI Corp.		501,000	1,383,010
INPEX Corp.		392,000	3,821,574
Isuzu Motors Ltd.		251,900	2,713,628
Japan Airlines Co. Ltd.		190,000	6,800,652
Japan Tobacco, Inc.	†	181,967	6,680,695
JFE Holdings, Inc.	†	111,900	1,757,099
Kao Corp.		153,600	7,893,312
Kawasaki Kisen Kaisha Ltd.	†	997,600	2,135,653
KDDI Corp.		166,700	4,329,232
Keyence Corp.		13,892	7,635,115
Kobe Steel Ltd.		1,327,500	1,442,350
Komatsu Ltd.		306,300	5,011,819
Kuroda Electric Co. Ltd.		209,600	3,872,245
Kyowa Exeo Corp.		222,000	2,279,184
Medipal Holdings Corp.		266,600	4,543,930
Mitsubishi Gas Chemical Co., Inc.		722,100	3,692,475
Mitsubishi Motors Corp.	†	417,800	3,534,812
MS&AD Insurance Group Holdings, Inc.		196,900	5,774,028
NGK Insulators Ltd.		242,000	5,454,727
Nippon Sheet Glass Co. Ltd.	*†	4,413,600	3,553,565
Nippon Telegraph & Telephone Corp.		156,054	6,210,655
Nippon Yusen K.K.		831,600	2,015,542
NTT DOCOMO, Inc.		312,100	6,401,671
Olympus Corp.		137,300	5,405,318
Ono Pharmaceutical Co. Ltd.		16,200	2,888,649
ORIX Corp.		295,300	4,142,605
Paltac Corp.		21,100	374,971
Rakuten, Inc.		419,500	4,831,698

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint International Fund		Shares	Value

COMMON STOCKS—(Continued)
Seiko Epson Corp.		172,800	$2,660,975
Seven & i Holdings Co. Ltd.		100,500	4,601,348
Shimano, Inc.		39,900	6,126,987
Shin-Etsu Chemical Co. Ltd.		103,600	5,632,303
Showa Corp.		225,400	2,091,402
SMC Corp.		24,900	6,467,374
Sojitz Corp.	†	1,018,700	2,137,824
Sumitomo Rubber Industries Ltd.	†	285,000	3,705,961
Takata Corp.	†	311,600	2,075,120
Takeda Pharmaceutical Co. Ltd.		366,800	18,288,453
Tokai Rika Co. Ltd.		144,700	3,561,457
Tokio Marine Holdings, Inc.		505,000	19,505,437
Toyota Motor Corp.		168,500	10,376,065

			283,557,523

Jordan—0.0%
Hikma Pharmaceuticals plc		19,600	664,430

Kazakhstan—0.0%
KazMunaiGas Exploration Production JSC GDR		111,159	827,909

Korea, Republic of—2.5%
Dongbu Insurance Co. Ltd.	*	49,470	2,959,863
Hankook Tire Worldwide Co. Ltd.	*	189,635	2,817,392
Hyundai Marine & Fire Insurance Co. Ltd.	*	78,850	2,415,968
Hyundai Mobis Co. Ltd.	*	26,640	5,573,876
Korea Electric Power Corp.	*	121,293	5,138,846
Korea Gas Corp.	*	39,565	1,234,510
LG Display Co. Ltd.	*	123,508	2,558,141
LG Electronics, Inc.	*	60,981	2,772,474
LG Household & Health Care Ltd.	*	2,300	2,042,361
NAVER Corp.	*	3,000	1,672,918
Orion Corp.	*	31	30,621
Samsung Electronics Co. Ltd.		3,285	3,503,723
Samsung Electronics Co. Ltd. GDR		2,200	1,166,407
SK Innovation Co. Ltd.	*	48,517	5,320,907
SK Telecom Co. Ltd.		14,789	2,706,658

			41,914,665

Luxembourg—0.1%
Tenaris SA ADR		49,400	1,175,720

Macau—0.1%
Sands China Ltd.		490,800	1,663,907

Malaysia—0.6%
AMMB Holdings Bhd		2,682,700	2,823,144
Genting Malaysia Bhd		2,156,500	2,196,909
Guinness Anchor Bhd		314,200	966,982
Tenaga Nasional Bhd		1,080,700	3,346,054
Top Glove Corp. Bhd		239,000	755,300

			10,088,389

	Shares	Value

Mexico—0.9%
Coca-Cola Femsa SAB de CV ADR	16,100	$1,140,041
Fibra Uno Administracion SA de CV REIT	2,528,900	5,574,453
Grupo Financiero Santander Mexico SAB de CV, Class B ADR	201,000	1,742,670
Grupo Televisa SAB ADR	179,386	4,881,093
Kimberly-Clark de Mexico SAB de CV, Class A	568,600	1,331,886
Wal-Mart de Mexico SAB de CV	541,600	1,366,688

		16,036,831

Netherlands—2.2%
ASML Holding NV	72,119	6,407,882
Koninklijke Ahold NV	758,752	16,004,695
Royal Dutch Shell plc, Class A	687,357	15,676,602

		38,089,179

Norway—0.3%
Yara International ASA	104,400	4,490,063

Peru—0.1%
Credicorp Ltd.	17,986	1,750,397

Philippines—0.2%
Jollibee Foods Corp.	116,690	541,698
Philippine Long Distance Telephone Co. ADR	64,700	2,765,925
Universal Robina Corp.	197,000	777,369

		4,084,992

Russia—0.1%
Gazprom PAO ADR	425,333	1,560,972

Singapore—2.1%
DBS Group Holdings Ltd.	449,805	5,271,492
Singapore Airlines Ltd.	419,500	3,305,441
Singapore Exchange Ltd.	469,300	2,538,171
Singapore Telecommunications Ltd.	4,191,600	10,807,056
United Overseas Bank Ltd.	852,827	11,757,768
Wilmar International Ltd.	1,260,600	2,601,036

		36,280,964

South Africa—0.5%
Bidvest Group Ltd. (The)	65,838	1,397,425
Growthpoint Properties Ltd. REIT	1,196,954	1,796,527
Mondi plc	125,400	2,457,932
MTN Group Ltd.	147,863	1,273,745
Shoprite Holdings Ltd.	120,300	1,114,828

		8,040,457

Spain—2.5%
Gamesa Corp. Tecnologica SA	236,300	4,045,447
Grifols SA	43,185	1,996,089
Grifols SA ADR	73,830	2,392,092
Iberdrola SA	2,170,659	15,387,744
Industria de Diseno Textil SA	169,600	5,826,461
Telefonica SA	1,128,065	12,514,671

		42,162,504

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint International Fund		Shares	Value

COMMON STOCKS—(Continued)
Sweden—1.9%
Autoliv, Inc. SDR		29,417	$3,712,820
Boliden AB		138,000	2,312,079
Hennes & Mauritz AB, Class B		160,000	5,691,246
Hexpol AB	†	357,200	3,829,984
Swedbank AB, Class A		130,243	2,868,417
TeliaSonera AB		2,674,876	13,283,126

			31,697,672

Switzerland—11.1%
ABB Ltd. (Registered)	*	911,398	16,266,281
Actelion Ltd. (Registered)	*	34,027	4,727,835
Adecco SA (Registered)	*	147,034	10,063,410
Galenica AG (Registered)		3,582	5,604,218
Givaudan SA (Registered)	*	3,200	5,807,879
Kuehne + Nagel International AG (Registered)		42,200	5,781,366
Lonza Group AG (Registered)	*	25,884	4,209,642
Nestle SA (Registered)		408,910	30,355,538
Novartis AG (Registered)		272,415	23,432,941
Roche Holding AG (Genusschein)		55,026	15,248,167
SGS SA (Registered)		3,150	5,986,577
Swatch Group AG (The) (Bearer)	†	10,100	3,507,377
Swiss Re AG		25,137	2,455,038
Syngenta AG (Registered)		81,897	32,054,740
TE Connectivity Ltd.		32,274	2,085,223
Wolseley plc		98,200	5,333,526
Zurich Insurance Group AG	*	60,682	15,589,206

			188,508,964

Taiwan—1.5%
Asustek Computer, Inc.		328,000	2,708,254
MediaTek, Inc.		345,000	2,609,407
Mega Financial Holding Co. Ltd.		4,327,806	2,790,195
Taiwan Mobile Co. Ltd.		966,000	2,933,615
Taiwan Semiconductor Manufacturing Co. Ltd.		1,485,000	6,406,648
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		341,700	7,773,675

			25,221,794

Thailand—0.0%
PTT Exploration & Production PCL	‡	391,900	621,457

Turkey—0.1%
Turk Telekomunikasyon AS		774,388	1,448,285

United Kingdom—14.9%
Aggreko plc		189,000	2,544,263
Aon plc		36,073	3,326,291
ARM Holdings plc		192,900	2,940,187
Babcock International Group plc		112,523	1,683,924
Barratt Developments plc		91,200	840,382
BP plc		2,631,730	13,676,271
British American Tobacco plc		96,500	5,359,034

		Shares	Value

British Land Co. plc (The) REIT		211,800	$2,450,710
BT Group plc		923,437	6,411,955
Capital & Regional plc REIT		2,299,200	2,202,176
Clinigen Healthcare Ltd.	*	147,897	1,557,429
Compass Group plc		483,300	8,374,730
Croda International plc		52,850	2,367,941
Delphi Automotive plc		85,060	7,292,194
Diageo plc		234,933	6,415,494
Dixons Carphone plc		434,500	3,197,523
GlaxoSmithKline plc		980,096	19,793,863
Hammerson plc REIT		321,100	2,838,640
Imperial Tobacco Group plc		221,232	11,684,955
Inchcape plc		355,500	4,101,644
InterContinental Hotels Group plc		75,977	2,961,474
International Consolidated Airlines Group SA		601,297	5,406,303
Intertek Group plc		76,800	3,141,624
Johnson Matthey plc		154,027	6,025,209
Liberty Global plc, Series A	*	121,628	5,152,162
Liberty Global plc, Series C	*	197,425	8,049,017
Lloyds Banking Group plc		10,134,023	10,904,158
London Stock Exchange Group plc		65,100	2,633,822
LondonMetric Property plc REIT		1,144,600	2,765,070
Man Group plc		813,700	2,093,250
National Grid plc		1,277,605	17,620,199
Next plc		28,100	3,017,121
Old Mutual plc		2,594,800	6,826,040
Reckitt Benckiser Group plc		64,500	5,967,949
SABMiller plc		26,681	1,608,311
SABMiller plc		50,300	3,009,149
Segro plc REIT		932,400	5,900,670
Sky plc		251,300	4,119,499
Smith & Nephew plc		147,000	2,619,844
Tesco plc	*	5,244,599	11,523,831
Unilever NV CVA		92,100	4,011,715
Unilever plc		391,538	16,793,910
Vodafone Group plc		1,423,965	4,617,586
Worldpay Group plc	*^	533,455	2,416,667
WPP plc		234,640	5,397,138

			253,641,324

United States—1.6%
Alacer Gold Corp.	*	1,117,700	1,995,172
Allergan plc	*	12,245	3,826,562
Carnival plc		80,521	4,586,966
Cognizant Technology Solutions Corp., Class A	*	86,514	5,192,570
Flextronics International Ltd.	*	263,800	2,957,198
Royal Caribbean Cruises Ltd.		33,590	3,399,644
WABCO Holdings, Inc.	*	18,434	1,885,061
Yum! Brands, Inc.		47,432	3,464,908

			27,308,081

TOTAL COMMON STOCKS
(Cost $1,607,111,857)			1,646,822,463

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint International Fund		Shares	Value

PREFERRED STOCKS—0.9%
Brazil—0.7%
Banco Bradesco SA (Preference)		516,000	$2,514,624
Itausa—Investimentos Itau SA (Preference)		5,630,200	9,791,033

			12,305,657

Germany—0.2%
Draegerwerk AG & Co. KGaA		18,613	1,378,777
Henkel AG & Co. KGaA		25,081	2,799,090

			4,177,867

TOTAL PREFERRED STOCKS
(Cost $19,122,055)			16,483,524

RIGHTS—0.0%
Brazil—0.0%
Banco Bradesco SA, Expires 02/05/2016, Strike BRL 17.21	*‡
(Cost $—)		16,902	8,843

MONEY MARKET FUNDS—4.4%
Institutional Money Market Funds—4.4%
Dreyfus Institutional Cash Advantage Fund, 0.26%	††¥	8,325,000	8,325,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32%		¥24,611,527	24,611,527
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32%	††¥	8,279,544	8,279,544
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.32%	††¥	8,325,000	8,325,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.29%	††¥	8,325,000	8,325,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.32%	††¥	8,325,000	8,325,000

		Shares	Value

Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.31%	††¥	8,325,000	$8,325,000

TOTAL MONEY MARKET FUNDS
(Cost $74,516,071)			74,516,071

TOTAL INVESTMENTS—102.3%
(Cost $1,700,749,983)			1,737,830,901
Other assets less liabilities—(2.3%)			(39,851,979)

NET ASSETS—100.0%			$1,697,978,922

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
CVA	Dutch Certificate of Shares
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $3,010,528, which represents 0.2% of Net Assets. The illiquid 144A securities represented 0.2% of Net Assets, and 100.0% of total 144A securities held.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $630,300)
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint International Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Pharmaceuticals	8.7%
Insurance	5.7%
Diversified Telecommunication Services	5.3%
Chemicals	5.1%
Oil, Gas & Consumable Fuels	4.3%
Automobiles	3.7%
Banks	3.1%
Personal Products	2.9%
Auto Components	2.9%
Food Products	2.5%
Machinery	2.5%
Health Care Equipment & Supplies	2.4%
Wireless Telecommunication Services	2.1%
Food & Staples Retailing	2.1%
Semiconductors & Semiconductor Equipment	2.0%
Electric Utilities	2.0%
Software	1.9%
Media	1.9%
Real Estate Management & Development	1.8%
Real Estate Investment Trusts (REITs)	1.8%
Hotels, Restaurants & Leisure	1.8%
Multi-Utilities	1.6%
Professional Services	1.5%
Electrical Equipment	1.5%
Internet Software & Services	1.5%
Building Products	1.4%
Tobacco	1.4%
Technology Hardware, Storage & Peripherals	1.4%
Textiles, Apparel & Luxury Goods	1.4%
IT Services	1.3%
Diversified Financial Services	1.3%
Biotechnology	1.2%
Beverages	1.1%
Electronic Equipment, Instruments & Components	1.0%
Health Care Providers & Services	0.9%
Airlines	0.9%
Metals & Mining	0.9%
Specialty Retail	0.9%
Multiline Retail	0.8%
Life Sciences Tools & Services	0.7%
Industrial Conglomerates	0.7%
Gas Utilities	0.7%
Trading Companies & Distributors	0.7%
Capital Markets	0.6%
Marine	0.6%
Household Products	0.6%
Containers & Packaging	0.5%
Aerospace & Defense	0.5%
Commercial Services & Supplies	0.4%
Leisure Products	0.4%
Internet & Catalog Retail	0.3%
Road & Rail	0.3%
Distributors	0.3%
Construction & Engineering	0.2%
Paper & Forest Products	0.2%
Independent Power and Renewable Electricity Producers	0.2%
Health Care Technology	0.2%
Household Durables	0.2%
Transportation Infrastructure	0.1%

Energy Equipment & Services	0.1%
Water Utilities	0.0%

TOTAL COMMON STOCKS	97.0%

PREFERRED STOCKS
Banks	0.7%
Household Products	0.1%
Health Care Equipment & Supplies	0.1%

TOTAL PREFERRED STOCKS	0.9%

RIGHTS
Banks	0.0%

TOTAL RIGHTS	0.0%

MONEY MARKET FUNDS
Institutional Money Market Funds	4.4%

TOTAL INVESTMENTS	102.3%
Other assets less liabilities	(2 .3)%

TOTAL NET ASSETS	100.0%

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2015

Vantagepoint Diversifying Strategies Fund		Shares	Value

COMMON STOCKS—5.0%
Real Estate Investment Trusts (REITs)—5.0%
Acadia Realty Trust REIT		5,325	$176,524
Alexandria Real Estate Equities, Inc. REIT		5,663	511,709
American Campus Communities, Inc. REIT		8,668	358,335
American Homes 4 Rent, Class A REIT		12,000	199,920
Apartment Investment & Management Co., Class A REIT		12,100	484,363
Apple Hospitality REIT, Inc. REIT		12,000	239,640
Ashford Hospitality Prime, Inc. REIT		1,939	28,116
Ashford Hospitality Trust, Inc. REIT		6,600	41,646
AvalonBay Communities, Inc. REIT		10,573	1,946,807
BioMed Realty Trust, Inc. REIT		15,600	369,564
Boston Properties, Inc. REIT		11,901	1,517,854
Brandywine Realty Trust REIT		13,800	188,508
Brixmor Property Group, Inc. REIT		13,159	339,765
Camden Property Trust REIT		6,724	516,134
Care Capital Properties, Inc. REIT		6,452	197,238
CBL & Associates Properties, Inc. REIT		11,704	144,778
Cedar Realty Trust, Inc. REIT		5,700	40,356
Columbia Property Trust, Inc. REIT		9,700	227,756
Corporate Office Properties Trust REIT		7,318	159,752
Cousins Properties, Inc. REIT		15,800	148,994
CubeSmart REIT		13,300	407,246
DCT Industrial Trust, Inc. REIT		6,825	255,050
DDR Corp. REIT		23,600	397,424
DiamondRock Hospitality Co. REIT		15,600	150,540
Digital Realty Trust, Inc. REIT		11,329	856,699
Douglas Emmett, Inc. REIT		10,759	335,466
Duke Realty Corp. REIT		26,715	561,549
DuPont Fabros Technology, Inc. REIT		5,100	162,129
EastGroup Properties, Inc. REIT		2,468	137,245
Education Realty Trust, Inc. REIT		4,266	161,596
Equity Commonwealth REIT	*	9,700	268,981
Equity LifeStyle Properties, Inc. REIT		6,181	412,087
Equity One, Inc. REIT		5,697	154,674
Equity Residential REIT		28,166	2,298,064
Essex Property Trust, Inc. REIT		5,103	1,221,709
Extra Space Storage, Inc. REIT		9,533	840,906
Federal Realty Investment Trust REIT		5,357	782,658
FelCor Lodging Trust, Inc. REIT		10,100	73,730
First Industrial Realty Trust, Inc. REIT		8,500	188,105
First Potomac Realty Trust REIT		4,534	51,688
Franklin Street Properties Corp. REIT		6,854	70,939

	Shares	Value

General Growth Properties, Inc. REIT	44,984	$1,224,015
HCP, Inc. REIT	35,900	1,372,816
Healthcare Realty Trust, Inc. REIT	7,800	220,896
Hersha Hospitality Trust REIT	3,675	79,968
Highwoods Properties, Inc. REIT	7,338	319,937
Hospitality Properties Trust REIT	11,750	307,263
Host Hotels & Resorts, Inc. REIT	58,221	893,110
Inland Real Estate Corp. REIT	7,000	74,340
Kilroy Realty Corp. REIT	7,200	455,616
Kimco Realty Corp. REIT	31,872	843,333
Kite Realty Group Trust REIT	6,475	167,897
LaSalle Hotel Properties REIT	8,786	221,056
Liberty Property Trust REIT	11,353	352,511
LTC Properties, Inc. REIT	2,731	117,815
Macerich Co. (The) REIT	10,374	837,078
Mack-Cali Realty Corp. REIT	6,900	161,115
Mid-America Apartment Communities, Inc. REIT	5,805	527,152
Monogram Residential Trust, Inc. REIT	12,800	124,928
National Storage Affiliates Trust REIT	1,784	30,560
New York REIT, Inc. REIT	12,500	143,750
NexPoint Residential Trust, Inc. REIT	2,000	26,180
Parkway Properties, Inc. REIT	6,300	98,469
Pebblebrook Hotel Trust REIT	5,618	157,416
Pennsylvania Real Estate Investment Trust REIT	5,300	115,911
Piedmont Office Realty Trust, Inc., Class A REIT	11,175	210,984
Post Properties, Inc. REIT	4,240	250,838
Prologis, Inc. REIT	40,511	1,738,732
PS Business Parks, Inc. REIT	1,490	130,271
Public Storage REIT	11,394	2,822,294
Ramco-Gershenson Properties Trust REIT	6,100	101,321
Regency Centers Corp. REIT	7,272	495,369
Retail Opportunity Investments Corp. REIT	7,557	135,270
Rexford Industrial Realty, Inc. REIT	4,300	70,348
RLJ Lodging Trust REIT	9,642	208,556
Rouse Properties, Inc. REIT	2,900	42,224
Saul Centers, Inc. REIT	878	45,015
Senior Housing Properties Trust REIT	18,450	273,798
Silver Bay Realty Trust Corp. REIT	2,800	43,848
Simon Property Group, Inc. REIT	23,878	4,642,838
SL Green Realty Corp. REIT	7,694	869,268
Sovran Self Storage, Inc. REIT	2,749	294,995
Sun Communities, Inc. REIT	4,524	310,030
Sunstone Hotel Investors, Inc. REIT	16,141	201,601
Tanger Factory Outlet Centers, Inc. REIT	7,397	241,882
Taubman Centers, Inc. REIT	4,675	358,666
Tier REIT, Inc. REIT	3,600	53,100
UDR, Inc. REIT	20,268	761,469
Universal Health Realty Income Trust REIT	940	47,009
Urban Edge Properties REIT	7,095	166,378
Ventas, Inc. REIT	25,836	1,457,925
Vornado Realty Trust REIT	13,738	1,373,250

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Diversifying Strategies Fund			Shares	Value

COMMON STOCKS—(Continued)
Washington Real Estate Investment Trust REIT			5,300	$143,418
Weingarten Realty Investors REIT			8,800	304,304
Welltower, Inc. REIT			27,381	1,862,729
WP GLIMCHER, Inc. REIT			14,265	151,352
Xenia Hotels & Resorts, Inc. REIT			8,615	132,068

				46,440,526

Real Estate Management & Development—0.0%
RMR Group, Inc. (The)		*	1	12

TOTAL COMMON STOCKS
(Cost $41,608,042)				46,440,538

CONVERTIBLE PREFERRED STOCKS—1.4%
Energy Equipment & Services—0.1%
McDermott International, Inc. (Panama) 6.250%		*	46,800	599,508

Health Care Equipment & Supplies—0.2%
Alere, Inc., Perpetual, Series B 3.000%		*	6,568	1,899,794

Oil, Gas & Consumable Fuels—0.0%
Rex Energy Corp., Perpetual, Series A 6.000%		*	8,600	61,060
Sanchez Energy Corp., Perpetual, Series A* 4.875%		*	5,820	59,837

				120,897

Pharmaceuticals—0.6%
Allergan plc, Series A (Ireland) 5.500%		*	3,300	3,399,594
Teva Pharmaceutical Industries Ltd. (Israel) 7.000%		*	2,200	2,238,188

				5,637,782

Real Estate Investment Trusts (REITs)—0.5%
American Tower Corp. 5.500%		*	30,900	3,120,900
Crown Castle International Corp., Series A 4.500%			16,475	1,766,202

				4,887,102

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $14,677,740)				13,145,083

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—30.2%
Aerospace & Defense—0.2%
L-3 Communications Corp.
1.500%	05/28/2017		$1,500,000	1,481,924
Lockheed Martin Corp.
1.850%	11/23/2018		370,000	369,604

				1,851,528

Coupon Rate	Maturity Date		Face	Value

Auto Components—0.0%
Johnson Controls, Inc.
1.400%	11/02/2017		$300,000	$297,015

Automobiles—1.4%
Daimler Finance North America LLC
1.650%	03/02/2018	^	1,630,000	1,610,988
1.375%	08/01/2017	^	1,450,000	1,437,221
1.250%	01/11/2016	^	740,000	740,032
1.009%	08/01/2016	#^	580,000	579,792
Hyundai Capital America
3.750%	04/06/2016	^	2,150,000	2,161,857
2.125%	10/02/2017	^	465,000	462,361
2.000%	03/19/2018	^	900,000	889,780
1.450%	02/06/2017	^	1,340,000	1,334,103
Nissan Motor Acceptance Corp.
1.000%	03/15/2016	^	630,000	630,100
Volkswagen Group of America Finance LLC
1.600%	11/20/2017	^	1,020,000	990,814
1.250%	05/23/2017	^	2,360,000	2,304,363

				13,141,411

Banks—8.2%
ABN AMRO Bank NV (Netherlands)
1.123%	10/28/2016	#^	780,000	782,262
ANZ New Zealand Int’l Ltd. (New Zealand)
1.400%	04/27/2017	^	370,000	369,679
1.125%	03/24/2016	^	400,000	400,266
Australia & New Zealand Banking Group Ltd. MTN (Australia)
2.000%	11/16/2018	§	2,470,000	2,466,737
Banco Santander Chile (Chile)
1.221%	04/11/2017	#^	900,000	889,875
Bank of America Corp.
0.879%	05/02/2017	#	900,000	891,596
Bank of America Corp. MTN
1.700%	08/25/2017	§	1,240,000	1,236,951
1.656%	03/22/2018	#§	1,700,000	1,706,378
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)
1.450%	09/08/2017	^	1,660,000	1,649,779
1.200%	03/10/2017	^	600,000	596,337
0.897%	03/10/2017	#^	490,000	489,499
Banque Federative du Credit Mutuel SA (France)
1.173%	10/28/2016	#^	2,100,000	2,106,361
Barclays Bank plc (United Kingdom)
0.944%	02/17/2017	#§	1,830,000	1,829,471
BB&T Corp. MTN
0.989%	02/01/2019	#§	1,940,000	1,924,631
BNZ International Funding Ltd. (New Zealand)
1.900%	02/26/2018	^	1,900,000	1,893,398
Capital One Bank USA NA, Bank Note
1.150%	11/21/2016	§	570,000	568,751
Capital One NA, Bank Note
1.650%	02/05/2018	§	1,560,000	1,545,350
1.500%	09/05/2017	§	1,520,000	1,508,503
CIT Group, Inc.
5.250%	03/15/2018	§	1,175,000	1,216,125
Citigroup, Inc.
2.062%	05/15/2018	#§	850,000	864,886
2.050%	12/07/2018	§	1,210,000	1,204,456
1.850%	11/24/2017		720,000	719,268
1.550%	08/14/2017		1,560,000	1,554,640
0.747%	06/09/2016	#	1,030,000	1,027,074
Citizens Bank NA MTN
1.600%	12/04/2017	§	1,900,000	1,883,168

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Citizens Bank NA, Bank Note
2.300%	12/03/2018		$260,000	$259,875
Commonwealth Bank of Australia (Australia)
1.750%	11/02/2018	§	1,190,000	1,182,176
Compass Bank, Bank Note
1.850%	09/29/2017	§	1,220,000	1,210,083
Credit Agricole SA (France)
1.462%	10/03/2016	#^	1,420,000	1,424,558
1.121%	04/15/2019	#^	2,300,000	2,288,744
Discover Bank
2.600%	11/13/2018	§	1,800,000	1,799,791
Fifth Third Bancorp
5.450%	01/15/2017	§	825,000	855,484
Fifth Third Bank/Ohio, Bank Note
1.150%	11/18/2016		600,000	599,401
0.874%	11/18/2016	#	300,000	300,022
HSBC Bank plc (United Kingdom)
1.002%	05/15/2018	#^	2,500,000	2,491,835
Huntington National Bank (The)
2.200%	11/06/2018	§	680,000	678,584
1.350%	08/02/2016	§	400,000	400,074
Huntington National Bank (The), Bank Note
1.300%	11/20/2016	§	1,100,000	1,099,504
Industrial & Commercial Bank of China Ltd. MTN (China)
2.351%	11/13/2017		880,000	883,047
JPMorgan Chase & Co.
1.220%	01/25/2018	#	1,300,000	1,303,332
0.882%	02/15/2017	#	880,000	879,666
JPMorgan Chase & Co. MTN
1.350%	02/15/2017	§	510,000	509,056
KeyBank NA
0.883%	11/25/2016	#	380,000	380,089
KeyBank NA, Bank Note
1.100%	11/25/2016		610,000	609,254
Lloyds Bank plc (United Kingdom)
2.300%	11/27/2018		420,000	421,961
Macquarie Bank Ltd. (Australia)
1.600%	10/27/2017	^	1,800,000	1,787,663
0.953%	10/27/2017	#^	1,010,000	1,005,726
Manufacturers & Traders Trust Co., Bank Note
1.400%	07/25/2017	§	1,700,000	1,692,586
1.250%	01/30/2017		350,000	349,734
0.697%	01/30/2017	#	765,000	764,083
Mitsubishi UFJ Trust & Banking Corp. (Japan)
1.600%	10/16/2017	^	1,040,000	1,033,450
Mizuho Bank Ltd. (Japan)
1.700%	09/25/2017	^	890,000	885,986
1.300%	04/16/2017	^	810,000	806,274
1.243%	03/26/2018	#^	1,450,000	1,444,625
1.053%	09/25/2017	#^	300,000	298,197
National Australia Bank Ltd. (Australia)
1.300%	06/30/2017	^	340,000	339,496
Nederlandse Waterschapsbank NV (Netherlands)
1.250%	09/18/2017	^	3,300,000	3,301,336
0.750%	03/29/2016	^	775,000	775,167
Nordea Bank AB (Sweden)
1.875%	09/17/2018	^	680,000	676,010
PNC Bank NA, Bank Note
1.150%	11/01/2016		250,000	250,055
Regions Financial Corp.
2.000%	05/15/2018	§	1,150,000	1,142,527

Coupon Rate	Maturity Date		Face	Value

Standard Chartered plc (United Kingdom)
1.500%	09/08/2017	^	$2,900,000	$2,884,050
Sumitomo Mitsui Banking Corp. (Japan)
0.985%	07/19/2016	#§	450,000	450,533
0.900%	01/18/2016		520,000	520,004
SunTrust Bank
5.200%	01/17/2017	§	895,000	924,933
SunTrust Bank, Bank Note
1.350%	02/15/2017	§	1,200,000	1,197,785
0.802%	02/15/2017	#	430,000	428,574
Westpac Banking Corp. (Australia)
1.950%	11/23/2018	§	2,390,000	2,386,809

				76,247,580

Beverages—0.3%
Coca-Cola Co. (The)
0.875%	10/27/2017	§	583,000	580,984
SABMiller Holdings, Inc.
2.450%	01/15/2017	^	810,000	816,363
Suntory Holdings Ltd. (Japan)
1.650%	09/29/2017	^	1,620,000	1,609,460

				3,006,807

Biotechnology—0.5%
Amgen, Inc.
1.250%	05/22/2017	§	2,660,000	2,650,900
Baxalta, Inc.
2.000%	06/22/2018	^	490,000	485,261
1.366%	06/22/2018	#^	890,000	887,759
Celgene Corp.
2.125%	08/15/2018	§	680,000	680,580

				4,704,500

Capital Markets—2.1%
Bank of New York Mellon Corp. (The) MTN
0.889%	08/01/2018	#§	1,188,000	1,185,742
Credit Suisse AG (Switzerland)
1.750%	01/29/2018	§	1,200,000	1,196,991
Credit Suisse AG MTN (Switzerland)
1.375%	05/26/2017	§	3,240,000	3,225,355
Goldman Sachs Group, Inc. (The)
5.625%	01/15/2017		1,000,000	1,038,935
3.625%	02/07/2016		575,000	576,470
Goldman Sachs Group, Inc. (The) MTN
1.462%	11/15/2018	#§	1,240,000	1,245,904
Hutchison Whampoa International 12 II Ltd. (Cayman Islands)
2.000%	11/08/2017	^	530,000	530,727
ING Bank NV (Netherlands)
2.000%	11/26/2018	^	1,890,000	1,883,544
Morgan Stanley
1.463%	01/27/2020	#	1,630,000	1,635,081
Morgan Stanley MTN
6.625%	04/01/2018		630,000	691,177
1.056%	07/23/2019	#§	2,520,000	2,500,021
Nomura Holdings, Inc. MTN (Japan)
1.952%	09/13/2016	#§	1,510,000	1,516,325
UBS AG MTN (Switzerland)
1.800%	03/26/2018	§	2,300,000	2,296,895

				19,523,167

Chemicals—0.1%
Ashland, Inc.
3.875%	04/15/2018		940,000	962,325

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Commercial Services & Supplies—0.2%
Aramark Services, Inc.
5.750%	03/15/2020	§	$720,000	$746,100
Mobile Mini, Inc.
7.875%	12/01/2020	§	780,000	811,200

				1,557,300

Communications Equipment—0.5%
Cisco Systems, Inc.
0.914%	03/01/2019	#	400,000	399,950
0.822%	06/15/2018	#	820,000	818,773
QUALCOMM, Inc.
1.400%	05/18/2018	§	3,770,000	3,739,059

				4,957,782

Consumer Finance—2.7%
Ally Financial, Inc.
3.250%	09/29/2017	§	1,710,000	1,712,138
American Express Co.
0.968%	05/22/2018	#§	1,770,000	1,760,065
American Express Credit Corp. MTN
1.125%	06/05/2017	§	580,000	577,447
Capital One Financial Corp.
6.150%	09/01/2016		770,000	793,524
Caterpillar Financial Services Corp. MTN
1.250%	08/18/2017		600,000	597,992
1.000%	03/03/2017	§	960,000	957,769
Ford Motor Credit Co. LLC
4.250%	02/03/2017	§	1,678,000	1,714,879
3.000%	06/12/2017		870,000	878,765
1.684%	09/08/2017		1,670,000	1,650,456
Ford Motor Credit Co. LLC, Series 1
1.332%	03/12/2019	#	410,000	401,669
General Motors Financial Co., Inc.
4.750%	08/15/2017	§	1,130,000	1,171,633
3.000%	09/25/2017		730,000	733,103
2.750%	05/15/2016		310,000	310,934
2.400%	04/10/2018	§	2,900,000	2,887,341
HSBC USA, Inc.
1.700%	03/05/2018		1,120,000	1,114,101
International Lease Finance Corp.
3.875%	04/15/2018	§	1,820,000	1,838,200
John Deere Capital Corp.
0.611%	10/11/2016	#	360,000	360,462
John Deere Capital Corp. MTN
1.400%	03/15/2017	§	433,000	433,759
1.125%	06/12/2017		760,000	758,653
PACCAR Financial Corp. MTN
1.100%	06/06/2017		320,000	318,448
1.052%	12/06/2018	#	560,000	561,499
Synchrony Financial
3.000%	08/15/2019		380,000	379,795
2.600%	01/15/2019		240,000	239,310
1.875%	08/15/2017		1,245,000	1,239,781
1.564%	02/03/2020	#	550,000	541,841
Toyota Motor Credit Corp. MTN
1.125%	05/16/2017	§	1,250,000	1,248,151

				25,181,715

Coupon Rate	Maturity Date		Face	Value

Containers & Packaging—0.3%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. (Ireland)
3.512%	12/15/2019	#^	$2,680,000	$2,626,400

Diversified Financial Services—0.5%
ERAC USA Finance LLC
1.400%	04/15/2016	^	260,000	259,894
McGraw Hill Financial, Inc.
3.300%	08/14/2020		520,000	524,991
Nationwide Building Society (United Kingdom)
2.350%	01/21/2020	^§	700,000	695,960
Shell International Finance BV (Netherlands)
1.625%	11/10/2018		1,040,000	1,034,980
1.250%	11/10/2017		1,080,000	1,074,897
0.921%	11/10/2018	#§	1,310,000	1,308,371

				4,899,093

Diversified Telecommunication Services—0.9%
AT&T, Inc.
5.500%	02/01/2018	§	450,000	481,281
1.317%	11/27/2018	#	1,400,000	1,402,211
British Telecommunications plc (United Kingdom)
1.625%	06/28/2016	§	430,000	430,587
1.250%	02/14/2017	§	200,000	199,110
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017	§	430,000	430,676
Verizon Communications, Inc.
2.252%	09/14/2018	#	850,000	870,913
2.042%	09/15/2016	#§	900,000	905,666
1.350%	06/09/2017	§	1,870,000	1,865,256
1.296%	06/17/2019	#§	540,000	536,789
Windstream Services LLC
7.875%	11/01/2017	§	990,000	1,017,730

				8,140,219

Electric Utilities—0.9%
Duke Energy Corp.
0.992%	04/03/2017	#§	620,000	618,131
Electricite de France SA (France)
1.150%	01/20/2017	^	620,000	618,608
0.777%	01/20/2017	#^	350,000	349,791
Georgia Power Co.
0.832%	03/15/2016	#	470,000	469,616
NSTAR Electric Co.
0.604%	05/17/2016	#	720,000	719,106
Southern California Edison Co.
1.845%	02/01/2022	§	2,878,571	2,853,214
Southern California Edison Co., Series 14-B
1.125%	05/01/2017		1,100,000	1,093,043
Southern Power Co.
1.850%	12/01/2017		360,000	360,012
Xcel Energy, Inc.
0.750%	05/09/2016	§	860,000	859,309

				7,940,830

Electronic Equipment, Instruments & Components—0.0%
Amphenol Corp.
1.550%	09/15/2017		380,000	378,219

Energy Equipment & Services—0.3%
Cameron International Corp.
1.400%	06/15/2017	§	620,000	611,423
Nabors Industries, Inc.
2.350%	09/15/2016	§	1,550,000	1,542,562

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
National Oilwell Varco, Inc.
1.350%	12/01/2017		$930,000	$910,260

				3,064,245

Food & Staples Retailing—0.7%
CVS Health Corp.
1.900%	07/20/2018	§	2,270,000	2,270,045
Kroger Co. (The)
2.200%	01/15/2017		750,000	756,992
0.845%	10/17/2016	#	1,700,000	1,699,245
Walgreens Boots Alliance, Inc.
1.750%	11/17/2017		490,000	489,267
0.814%	05/18/2016	#§	870,000	867,059

				6,082,608

Food Products—0.4%
ConAgra Foods, Inc.
1.300%	01/25/2016		170,000	170,027
General Mills, Inc.
1.400%	10/20/2017		800,000	796,395
Kraft Heinz Foods Co.
2.000%	07/02/2018	^	1,670,000	1,663,121
Want Want China Finance Ltd. (Virgin Islands, British)
1.875%	05/14/2018	^	850,000	834,284
Wm. Wrigley Jr. Co.
2.000%	10/20/2017	^	300,000	300,618

				3,764,445

Gas Utilities—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019	§	1,180,000	1,135,750

Health Care Equipment & Supplies—0.6%
Becton Dickinson and Co.
1.800%	12/15/2017		360,000	359,647
1.450%	05/15/2017	§	2,810,000	2,799,064
0.962%	06/15/2016	#	260,000	259,907
Medtronic, Inc.
1.500%	03/15/2018		340,000	339,912
Zimmer Biomet Holdings, Inc.
2.700%	04/01/2020		180,000	177,914
2.000%	04/01/2018	§	1,590,000	1,581,063

				5,517,507

Health Care Providers & Services—0.4%
Anthem, Inc.
2.375%	02/15/2017	§	1,645,000	1,660,108
Express Scripts Holding Co.
1.250%	06/02/2017	§	860,000	854,563
McKesson Corp.
1.292%	03/10/2017		300,000	299,244
Tenet Healthcare Corp.
6.250%	11/01/2018		1,080,000	1,142,100

				3,956,015

Hotels, Restaurants & Leisure—0.1%
Carnival Corp. (Panama)
1.875%	12/15/2017	§	320,000	319,697
1.200%	02/05/2016	§	450,000	450,149

				769,846

Coupon Rate	Maturity Date		Face	Value

Household Durables—0.2%
Newell Rubbermaid, Inc.
2.150%	10/15/2018		$1,640,000	$1,588,191
Whirlpool Corp.
1.650%	11/01/2017		410,000	408,064

				1,996,255

Independent Power and Renewable Electricity Producers—0.4%
AES Corp. (The)
3.414%	06/01/2019	#	1,780,000	1,637,600
Talen Energy Supply LLC
4.625%	07/15/2019	^	2,015,000	1,521,325
TransAlta Corp. (Canada)
1.900%	06/03/2017		225,000	218,593

				3,377,518

Insurance—0.5%
Jackson National Life Global Funding
1.250%	02/21/2017	^	1,000,000	997,545
Metropolitan Life Global Funding I
1.950%	12/03/2018	^	1,260,000	1,257,462
Prudential Financial, Inc. MTN
1.142%	08/15/2018	#§	800,000	800,207
QBE Insurance Group Ltd. (Australia)
2.400%	05/01/2018	^	460,000	460,711
TIAA Asset Management Finance Co. LLC
2.950%	11/01/2019	^	1,180,000	1,183,414

				4,699,339

Internet Software & Services—0.2%
Alibaba Group Holding Ltd. (Cayman Islands)
2.500%	11/28/2019		200,000	195,642
1.625%	11/28/2017		900,000	889,528
Baidu, Inc. (Cayman Islands)
2.250%	11/28/2017	§	560,000	560,763

				1,645,933

IT Services—0.2%
Alliance Data Systems Corp.
5.250%	12/01/2017	^	1,000,000	1,015,000
Fidelity National Information Services, Inc.
2.000%	04/15/2018	§	470,000	462,373
1.450%	06/05/2017	§	290,000	286,175

				1,763,548

Life Sciences Tools & Services—0.0%
Thermo Fisher Scientific, Inc.
2.150%	12/14/2018		380,000	379,983

Machinery—0.2%
CNH Industrial Capital LLC
3.875%	07/16/2018		1,220,000	1,183,400
Stanley Black & Decker, Inc.
2.451%	11/17/2018		1,010,000	1,014,639

				2,198,039

Marine—0.2%
AP Moeller—Maersk A/S (Denmark)
2.550%	09/22/2019	^	1,450,000	1,436,237

Media—0.4%
DISH DBS Corp.
4.625%	07/15/2017	§	1,120,000	1,145,200

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
NBCUniversal Enterprise, Inc.
1.006%	04/15/2018	#^	$570,000	$569,368
Thomson Reuters Corp. (Canada)
1.650%	09/29/2017	§	1,380,000	1,373,496
1.300%	02/23/2017	§	700,000	696,846

				3,784,910

Metals & Mining—0.5%
Anglo American Capital plc (United Kingdom)
1.271%	04/15/2016	#^	300,000	297,085
Freeport-McMoRan, Inc.
2.300%	11/14/2017	§	950,000	813,438
2.150%	03/01/2017	§	500,000	460,000
Glencore Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	1,976,000	1,808,811
Glencore Funding LLC
1.681%	01/15/2019	#^	1,880,000	1,556,538

				4,935,872

Multi-Utilities—0.0%
TECO Finance, Inc.
0.920%	04/10/2018	#	440,000	434,485

Oil, Gas & Consumable Fuels—1.6%
Boardwalk Pipelines LP
5.875%	11/15/2016	§	400,000	403,963
BP Capital Markets plc (United Kingdom)
1.674%	02/13/2018	§	1,980,000	1,978,376
0.851%	05/10/2018	#	440,000	437,379
Canadian Natural Resources Ltd. (Canada)
1.750%	01/15/2018	§	1,050,000	1,021,760
Chevron Corp.
1.790%	11/16/2018		800,000	793,089
1.344%	11/09/2017	§	1,730,000	1,726,599
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
1.125%	05/09/2016	§	340,000	339,513
CNPC General Capital Ltd. (Virgin Islands, British)
1.262%	05/14/2017	#^	1,100,000	1,098,396
ConocoPhillips Co.
1.500%	05/15/2018		590,000	579,386
Devon Energy Corp.
1.052%	12/15/2016	#	1,060,000	1,049,398
Enbridge, Inc. (Canada)
1.262%	10/01/2016	#	410,000	407,001
0.866%	06/02/2017	#§	640,000	627,048
Hess Corp.
1.300%	06/15/2017	§	710,000	694,979
Kinder Morgan, Inc.
3.050%	12/01/2019		470,000	435,384
2.000%	12/01/2017		450,000	433,771
Murphy Oil Corp.
2.500%	12/01/2017	§	500,000	458,787
Phillips 66
2.950%	05/01/2017		310,000	314,315
Sabine Pass LNG LP
7.500%	11/30/2016		1,140,000	1,140,000
WPX Energy, Inc.
5.250%	01/15/2017	§	1,145,000	1,076,300

				15,015,444

Coupon Rate	Maturity Date		Face	Value

Pharmaceuticals—0.9%
AbbVie, Inc.
1.800%	05/14/2018		$1,080,000	$1,075,645
1.750%	11/06/2017	§	1,620,000	1,617,581
Actavis Funding SCS (Luxembourg)
2.350%	03/12/2018	§	2,400,000	2,403,773
1.757%	03/12/2020	#	1,210,000	1,215,543
1.300%	06/15/2017	§	1,100,000	1,089,928
Perrigo Co. plc (Ireland)
1.300%	11/08/2016	§	1,100,000	1,092,447
Zoetis, Inc.
1.150%	02/01/2016		170,000	169,973

				8,664,890

Real Estate Investment Trusts (REITs)—0.2%
Ventas Realty LP
1.550%	09/26/2016	§	906,000	906,787
1.250%	04/17/2017	§	230,000	228,376
Welltower, Inc.
3.625%	03/15/2016	§	564,000	566,479

				1,701,642

Real Estate Management & Development—0.1%
WEA Finance LLC/Westfield UK & Europe Finance plc
2.700%	09/17/2019	^	250,000	248,157
1.750%	09/15/2017	^	780,000	773,628

				1,021,785

Road & Rail—0.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017	§	515,000	527,875
Hertz Corp. (The)
6.750%	04/15/2019		502,000	514,048
JB Hunt Transport Services, Inc.
2.400%	03/15/2019	§	600,000	604,218
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.750%	05/11/2017	^	570,000	581,696
3.200%	07/15/2020	^	1,000,000	990,999
2.500%	03/15/2016	^	1,100,000	1,101,956
2.500%	06/15/2019	^	440,000	433,168
Ryder System, Inc. MTN
2.500%	03/01/2017		620,000	624,310

				5,378,270

Semiconductors & Semiconductor Equipment—0.3%
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	510,000	500,136
0.950%	04/03/2016	^	2,760,000	2,754,784

				3,254,920

Software—0.1%
Autodesk, Inc.
1.950%	12/15/2017	§	490,000	488,597

Specialty Retail—0.0%
AutoZone, Inc.
1.300%	01/13/2017	§	335,000	334,640

Technology Hardware, Storage & Peripherals—0.4%
Hewlett Packard Enterprise Co.
2.850%	10/05/2018	^	2,220,000	2,220,218
2.450%	10/05/2017	^	1,110,000	1,109,530

				3,329,748

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Thrifts & Mortgage Finance—1.0%
Abbey National Treasury Services plc (United Kingdom)
1.650%	09/29/2017	§	$2,220,000	$2,222,962
1.375%	03/13/2017	§	1,000,000	996,158
1.012%	03/13/2017	#	800,000	798,350
Astoria Financial Corp.
5.000%	06/19/2017	§	1,120,000	1,159,192
BPCE SA MTN (France)
1.570%	04/25/2016	#§	1,500,000	1,504,120
1.203%	06/23/2017	#§	700,000	698,669
1.191%	02/10/2017	#	410,000	410,845
Santander Bank NA
2.000%	01/12/2018	§	1,200,000	1,191,760

				8,982,056

Tobacco—0.4%
BAT International Finance plc (United Kingdom)
1.022%	06/15/2018	#^	1,460,000	1,458,896
Imperial Tobacco Finance plc (United Kingdom)
2.050%	07/20/2018	^	1,270,000	1,263,733
Reynolds American, Inc.
2.300%	06/12/2018		720,000	724,949

				3,447,578

Trading Companies & Distributors—0.2%
Aircastle Ltd. (Bermuda)
6.750%	04/15/2017	§	955,000	998,577
GATX Corp.
2.500%	07/30/2019	§	600,000	590,848

				1,589,425

Wireless Telecommunication Services—0.2%
SBA Communications Corp.
5.625%	10/01/2019	§	850,000	889,312
T-Mobile USA, Inc.
5.250%	09/01/2018	§	1,300,000	1,329,510

				2,218,822

TOTAL CORPORATE OBLIGATIONS
(Cost $284,116,599)				281,786,243

FLOATING RATE LOANS—0.3%**
ARAMARK Corp., Extended Term Loan
3.250%	09/07/2019	#	1,715,714	1,714,642
CDW LLC, Term Loan
3.250%	04/29/2020	#	1,469,783	1,437,264

TOTAL FLOATING RATE LOANS
(Cost $3,173,901)				3,151,906

MORTGAGE-BACKED SECURITIES—6.1%
Commercial Mortgage-Backed Securities—2.5%
American Homes 4 Rent, Series 2014-SFR1, Class A
1.351%	06/17/2031	#^	515,808	506,539
Colony American Homes, Series 2014-1A, Class A
1.400%	05/17/2031	#^	527,397	517,734

Coupon Rate	Maturity Date		Face	Value

Colony American Homes, Series 2014-2A, Class A
1.368%	07/17/2031	#^	$1,878,503	$1,837,795
Colony American Homes, Series 2015-1A, Class A
1.550%	07/17/2032	#^	3,485,542	3,415,217
Del Coronado Trust, Series 2013-HDC, Class A
1.131%	03/15/2026	#^	1,360,000	1,355,545
Hilton USA Trust, Series 2013-HLF, Class AFL
1.269%	11/05/2030	#^	2,420,927	2,410,879
Invitation Homes Trust, Series 2013-SFR1, Class A
1.451%	12/17/2030	#^	1,178,052	1,157,400
Invitation Homes Trust, Series 2014-SFR1, Class A
1.351%	06/17/2031	#^	5,220,000	5,119,374
Invitation Homes Trust, Series 2014-SFR2, Class A
1.451%	09/17/2031	#^	3,170,000	3,118,601
Invitation Homes Trust, Series 2015-SFR3, Class A
1.650%	08/17/2032	#^	1,371,633	1,349,565
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A
1.581%	01/15/2032	#^	2,390,000	2,382,892
LA Arena Funding LLC, Series 1, Class A
7.656%	12/15/2026	^	336,175	373,468

				23,545,009

Non-Agency Mortgage-Backed Securities—2.3%
Bank of America Mortgage Securities, Inc., Series 2002-K, Class 1A4
2.729%	10/20/2032	#	395,509	399,860
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-3, Class 2A1
5.000%	04/25/2019		24,179	24,649
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	2,128,393	2,011,066
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M1
1.872%	11/25/2023	#	1,161,320	1,161,571
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQ1, Class M1
1.472%	03/25/2025	#	568,464	568,415
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt Notes, Series 2015-HQA2, Class M1
1.572%	05/25/2028	#	802,846	803,317
Federal National Mortgage Association Connecticut Avenue Securities, Series 2013-C01, Class M1
2.422%	10/25/2023	#	1,214,846	1,224,088
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C01, Class M1
2.022%	01/25/2024	#	1,398,263	1,400,845
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 1M1
1.372%	05/25/2024	#	1,647,522	1,630,043

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

MORTGAGE-BACKED SECURITIES—(Continued)
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C02, Class 2M1
1.372%	05/25/2024	#	$818,515	$813,849
Federal National Mortgage Association Connecticut Avenue Securities, Series 2014-C03, Class 1M1
1.622%	07/25/2024	#	3,493,316	3,481,462
GSAMP Trust, Series 2004-SEA2, Class M1
1.072%	03/25/2034	#	637,188	638,599
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.500%	03/25/2043	#^	697,826	692,300
Option One Mortgage Loan Trust, Series 2005-4, Class A3
0.682%	11/25/2035	#	627,527	624,017
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.865%	01/25/2042	#	582,037	585,186
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	336,913	340,195
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	775,926	753,728
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#	1,385,302	1,348,128
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058	#^	1,043,259	1,041,642
Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065	#^	528,749	529,626
Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2
1.102%	01/25/2033	#	1,322,614	1,269,392

				21,341,978

U.S. Government Agency Mortgage-Backed Securities—1.3%
Federal Deposit Insurance Corporation Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A
3.250%	04/25/2038	^	4,120,774	4,211,820
Federal Home Loan Mortgage Corp.
2.736%	12/01/2039	#	116,008	123,189
2.498%	09/01/2035	#	2,317,622	2,464,636
Federal National Mortgage Association
3.131%	07/01/2041	#	1,650,003	1,747,429
2.967%	06/01/2041	#	740,507	774,020
2.379%	03/01/2036	#	101,011	108,543
2.155%	03/01/2036	#	1,181,255	1,230,092
FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A
0.772%	04/25/2019	#	5,701	5,697
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.726%	10/07/2020	#	832,137	836,250

Coupon Rate	Maturity Date		Face	Value

National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020		$12,735	$12,771
National Credit Union Administration Guaranteed Notes, Series 2011-R4, Class 1A
0.656%	03/06/2020	#	448,126	448,855

				11,963,302

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $57,349,735)				56,850,289

CONVERTIBLE DEBT OBLIGATIONS—36.5%
Aerospace & Defense—0.1%
KEYW Holding Corp. (The)
2.500%	07/15/2019		1,180,000	881,313

Air Freight & Logistics—0.2%
Echo Global Logistics, Inc.
2.500%	05/01/2020		1,840,000	1,619,200

Automobiles—0.4%
Tesla Motors, Inc.
0.250%	03/01/2019		3,740,000	3,524,950

Biotechnology—1.2%
Acorda Therapeutics, Inc.
1.750%	06/15/2021		1,639,000	1,893,045
BioMarin Pharmaceutical, Inc.
0.750%	10/15/2018		2,090,000	2,693,487
Cepheid, Inc.
1.250%	02/01/2021		4,545,000	4,059,253
Emergent BioSolutions, Inc.
2.875%	01/15/2021		1,104,000	1,524,210
Ironwood Pharmaceuticals, Inc.
2.250%	06/15/2022	^	1,035,000	969,019

				11,139,014

Building Products—0.0%
Griffon Corp.
4.000%	01/15/2017	^	370,000	481,000

Capital Markets—0.7%
Ares Capital Corp.
4.375%	01/15/2019		3,435,000	3,411,384
RWT Holdings, Inc.
5.625%	11/15/2019		1,750,000	1,625,313
Walter Investment Management Corp.
4.500%	11/01/2019		1,715,000	1,108,319

				6,145,016

Commercial Services & Supplies—0.2%
Live Nation Entertainment, Inc.
2.500%	05/15/2019		2,200,000	2,248,125

Communications Equipment—0.7%
Brocade Communications Systems, Inc.
1.375%	01/01/2020	^	3,560,000	3,426,500
CalAmp Corp.
1.625%	05/15/2020	^	1,360,000	1,347,250
InterDigital, Inc.
1.500%	03/01/2020	^	1,405,000	1,351,434

				6,125,184

Construction & Engineering—0.4%
Dycom Industries, Inc.
0.750%	09/15/2021	^	3,935,000	3,885,812

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Construction Materials—0.1%
Cemex SAB de CV (Mexico)
3.720%	03/15/2020		$1,535,000	$1,211,691

Consumer Finance—0.4%
Encore Capital Group, Inc.
3.000%	07/01/2020		2,205,000	1,890,787
PRA Group, Inc.
3.000%	08/01/2020		1,923,000	1,634,550

				3,525,337

Diversified Telecommunication Services—0.3%
Clearwire Communications LLC/Clearwire Finance, Inc.
8.250%	12/01/2040	^	2,925,000	2,932,312

Electrical Equipment—0.2%
SolarCity Corp.
2.750%	11/01/2018		1,531,000	1,483,156

Electronic Equipment, Instruments & Components—0.2%
TTM Technologies, Inc.
1.750%	12/15/2020		2,243,000	2,032,719

Energy Equipment & Services—0.5%
Hornbeck Offshore Services, Inc.
1.500%	09/01/2019		1,845,000	1,049,344
SEACOR Holdings, Inc.
2.500%	12/15/2027		4,285,000	4,060,037

				5,109,381

Health Care Equipment & Supplies—2.5%
Alere, Inc.
3.000%	05/15/2016		2,017,000	2,095,159
HeartWare International, Inc.
1.750%	12/15/2021	^	960,000	825,000
Hologic, Inc.
0.000%	12/15/2043		3,375,000	4,303,125
Hologic, Inc., Series 2012
2.000%	03/01/2042		2,127,000	2,847,521
Insulet Corp.
2.000%	06/15/2019		1,648,000	1,710,830
Integra LifeSciences Holdings Corp.
1.625%	12/15/2016		2,295,000	2,997,844
NuVasive, Inc.
2.750%	07/01/2017		2,843,000	3,893,133
Wright Medical Group, Inc.
2.000%	02/15/2020^		4,285,000	4,453,722

				23,126,334

Health Care Providers & Services—1.1%
Brookdale Senior Living, Inc.
2.750%	06/15/2018		4,442,000	4,439,224
HealthSouth Corp.
2.000%	12/01/2043		1,831,000	1,982,057
Healthways, Inc.
1.500%	07/01/2018		1,195,000	1,135,250
Molina Healthcare, Inc.
1.625%	08/15/2044		2,635,000	3,176,822

				10,733,353

Coupon Rate	Maturity Date		Face	Value

Health Care Technology—0.8%
Allscripts Healthcare Solutions, Inc.
1.250%	07/01/2020		$2,940,000	$3,156,825
Medidata Solutions, Inc.
1.000%	08/01/2018		3,985,000	4,366,066

				7,522,891

Household Durables—1.3%
CalAtlantic Group, Inc.
0.250%	06/01/2019		3,548,000	3,190,982
Jarden Corp.
1.875%	09/15/2018		710,000	1,059,231
1.125%	03/15/2034		3,756,000	4,626,923
Toll Brothers Finance Corp.
0.500%	09/15/2032		2,820,000	2,828,813

				11,705,949

Independent Power and Renewable Electricity Producers—0.7%
NRG Yield, Inc.
3.500%	02/01/2019	^	1,470,000	1,354,237
3.250%	06/01/2020	^	3,250,000	2,744,219
Pattern Energy Group, Inc.
4.000%	07/15/2020	^	3,045,000	2,820,431

				6,918,887

Industrial Conglomerates—0.5%
Siemens Financieringsmaatschappij NV (Netherlands)
1.050%	08/16/2017		4,000,000	4,214,000

Insurance—0.2%
AmTrust Financial Services, Inc.
2.750%	12/15/2044		1,895,000	1,770,641

Internet & Catalog Retail—2.2%
Ctrip.com International Ltd. (Cayman Islands)
1.000%	07/01/2020	^	5,355,000	5,987,559
HomeAway, Inc.
0.125%	04/01/2019		3,965,000	3,979,869
Priceline Group, Inc. (The)
0.900%	09/15/2021		4,230,000	4,277,588
0.350%	06/15/2020		4,040,000	4,825,275
Vipshop Holdings Ltd. (Cayman Islands)
1.500%	03/15/2019		1,380,000	1,461,075

				20,531,366

Internet Software & Services—4.0%
Akamai Technologies, Inc.
0.000%	02/15/2019		3,715,000	3,568,740
Blucora, Inc.
4.250%	04/01/2019		2,680,000	2,234,450
Cornerstone OnDemand, Inc.
1.500%	07/01/2018		2,360,000	2,327,550
Envestnet, Inc.
1.750%	12/15/2019		1,070,000	942,938
j2 Global, Inc.
3.250%	06/15/2029		3,117,000	4,100,803
LinkedIn Corp.
0.500%	11/01/2019		6,720,000	7,081,200
Twitter, Inc.
1.000%	09/15/2021		1,080,000	907,875
0.250%	09/15/2019		2,690,000	2,298,269
Web.com Group, Inc.
1.000%	08/15/2018		4,635,000	4,351,106
WebMD Health Corp.
2.500%	01/31/2018		2,485,000	2,568,869
1.500%	12/01/2020		3,790,000	4,251,906

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Yahoo!, Inc.
0.000%	12/01/2018		$2,865,000	$2,800,538

				37,434,244

IT Services—1.0%
Cardtronics, Inc.
1.000%	12/01/2020		4,480,000	4,180,400
Euronet Worldwide, Inc.
1.500%	10/01/2044		4,365,000	5,175,253

				9,355,653

Life Sciences Tools & Services—0.4%
Illumina, Inc.
0.500%	06/15/2021		1,295,000	1,515,959
0.000%	06/15/2019		2,285,000	2,494,935

				4,010,894

Machinery—0.6%
Chart Industries, Inc.
2.000%	08/01/2018		3,793,000	3,299,910
Meritor, Inc.
4.000%	02/15/2027		1,915,000	1,820,447
Navistar International Corp.
4.750%	04/15/2019		585,000	282,262

				5,402,619

Media—0.4%
Liberty Media Corp.
1.375%	10/15/2023		3,750,000	3,691,406

Metals & Mining—1.5%
Newmont Mining Corp., Series B
1.625%	07/15/2017		3,755,000	3,691,634
Royal Gold, Inc.
2.875%	06/15/2019		4,465,000	4,074,313
RTI International Metals, Inc.
1.625%	10/15/2019		6,456,000	6,637,575

				14,403,522

Oil, Gas & Consumable Fuels—0.7%
Cheniere Energy, Inc.
4.250%	03/15/2045		1,720,000	898,700
Cobalt International Energy, Inc.
3.125%	05/15/2024		2,175,000	1,158,187
Scorpio Tankers, Inc. (Marshall Islands)
2.375%	07/01/2019	^	3,370,000	3,131,994
Whiting Petroleum Corp.
1.250%	04/01/2020	^	1,775,000	1,215,875

				6,404,756

Personal Products—0.3%
Herbalife Ltd. (Cayman Islands)
2.000%	08/15/2019		3,055,000	2,566,215

Pharmaceuticals—1.4%
Depomed, Inc.
2.500%	09/01/2021		1,510,000	1,721,400
Horizon Pharma Investment Ltd. (Bermuda)
2.500%	03/15/2022	^	1,023,000	1,023,639
Impax Laboratories, Inc.
2.000%	06/15/2022	^	2,070,000	2,038,950

Coupon Rate	Maturity Date		Face	Value

Jazz Investments I Ltd. (Bermuda)
1.875%	08/15/2021		$5,803,000	$6,100,404
Medicines Co. (The)
2.500%	01/15/2022	^	1,111,000	1,413,748
Teva Pharmaceutical Finance Co. LLC, Series C
0.250%	02/01/2026		650,000	1,018,062

				13,316,203

Professional Services—0.5%
Huron Consulting Group, Inc.
1.250%	10/01/2019		4,260,000	4,236,037

Real Estate Investment Trusts (REITs)—1.9%
Colony Financial, Inc.
5.000%	04/15/2023		1,475,000	1,430,750
Extra Space Storage LP
3.125%	10/01/2035	^	5,945,000	6,506,059
2.375%	07/01/2033	^	330,000	531,919
National Health Investors, Inc.
3.250%	04/01/2021		3,105,000	3,064,247
Spirit Realty Capital, Inc.
3.750%	05/15/2021		1,100,000	1,042,943
Starwood Property Trust, Inc.
4.550%	03/01/2018		3,907,000	3,992,466
4.000%	01/15/2019		681,000	710,368

				17,278,752

Real Estate Management & Development—0.2%
Forest City Realty Trust, Inc.
3.625%	08/15/2020		1,455,000	1,547,756

Semiconductors & Semiconductor Equipment—2.3%
Integrated Device Technology, Inc.
0.875%	11/15/2022	^	2,645,000	2,735,922
Intel Corp.
2.950%	12/15/2035		985,000	1,262,647
Lam Research Corp.
1.250%	05/15/2018		1,685,000	2,421,134
Microchip Technology, Inc.
1.625%	02/15/2025	^	4,045,000	4,039,944
Micron Technology, Inc., Series G
3.000%	11/15/2043		2,500,000	2,090,625
NVIDIA Corp.
1.000%	12/01/2018		1,265,000	2,113,341
NXP Semiconductors NV (Netherlands)
1.000%	12/01/2019		2,431,000	2,675,619
ON Semiconductor Corp.
1.000%	12/01/2020	^	2,005,000	1,877,181
SunPower Corp.
4.000%	01/15/2023	^	1,705,000	2,052,394
0.875%	06/01/2021		185,000	161,644

				21,430,451

Software—4.5%
BroadSoft, Inc.
1.000%	09/01/2022	^	1,090,000	1,181,969
Citrix Systems, Inc.
0.500%	04/15/2019		7,445,000	8,133,662
FireEye, Inc., Series A
1.000%	06/01/2035	^	2,665,000	2,280,240
NetSuite, Inc.
0.250%	06/01/2018		1,410,000	1,395,900
Nuance Communications, Inc.
1.000%	12/15/2035	^	1,940,000	1,875,738
2.750%	11/01/2031		2,445,000	2,467,922
1.500%	11/01/2035		2,170,000	2,339,531

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Proofpoint, Inc.
0.750%	06/15/2020	^	$4,065,000	$4,270,791
Red Hat, Inc.
0.250%	10/01/2019		3,985,000	5,207,897
Rovi Corp.
0.500%	03/01/2020	^	160,000	140,600
salesforce.com, Inc.
0.250%	04/01/2018		3,095,000	3,988,681
Synchronoss Technologies, Inc.
0.750%	08/15/2019		3,284,000	3,316,840
TiVo, Inc.
2.000%	10/01/2021		3,215,000	2,797,050
Workday, Inc.
0.750%	07/15/2018		2,475,000	2,838,516

				42,235,337

Specialty Retail—0.3%
Restoration Hardware Holdings, Inc.
0.000%	06/15/2019	^	1,930,000	1,787,663
0.000%	07/15/2020	^	750,000	668,906

				2,456,569

Technology Hardware, Storage & Peripherals—1.0%
Electronics For Imaging, Inc.
0.750%	09/01/2019		4,460,000	4,761,050
SanDisk Corp.
1.500%	08/15/2017		365,000	574,191
0.500%	10/15/2020		4,145,000	4,310,800

				9,646,041

Textiles, Apparel & Luxury Goods—0.1%
Iconix Brand Group, Inc.
1.500%	03/15/2018		1,712,000	847,440

Tobacco—0.1%
Vector Group Ltd.
1.750%	04/15/2020	#	1,045,000	1,199,791

Transportation Infrastructure—0.4%
Macquarie Infrastructure Corp.
2.875%	07/15/2019		3,735,000	4,194,872

TOTAL CONVERTIBLE DEBT OBLIGATIONS
(Cost $349,263,602)				340,526,189

U.S. TREASURY OBLIGATIONS—11.7%
U.S. Treasury Notes—11.7%
U.S. Treasury Note
1.000%	12/31/2017-
	09/15/2018		36,860,000	36,646,801
1.000%	02/15/2018	‡‡	37,050,000	36,938,554
0.875%	11/15/2017-
	01/15/2018		7,120,000	7,094,195
0.750%	10/31/2017		950,000	945,046
0.625%	05/31/2017-
	11/30/2017		26,464,000	26,292,083
0.500%	06/15/2016	‡‡	385,000	385,015
0.500%	01/31/2017		200,000	199,293

				108,500,987

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $108,995,533)				108,500,987

Coupon Rate	Maturity Date		Face	Value

GOVERNMENT RELATED OBLIGATIONS—2.4%
U.S. Government Agencies—0.4%
Federal Home Loan Bank, Series 3823
0.500%	09/28/2016		$3,100,000	$3,094,897

Non-U.S. Government Agencies—0.5%
Allied Irish Banks plc MTN (Ireland)
2.875%	11/28/2016	EUR	1,000,000	1,108,034
FMS Wertmanagement AoeR (Germany)
1.125%	09/05/2017		1,300,000	1,297,982
0.625%	01/30/2017		2,290,000	2,280,126

				4,686,142

Sovereign Debt—0.5%
Bank of England Euro Note (United Kingdom)
1.250%	03/16/2018	^	1,500,000	1,499,119
Caisse d’Amortissement de la Dette Sociale (France)
1.250%	03/12/2018	^	2,155,000	2,148,852
Instituto de Credito Oficial (Spain)
1.125%	04/01/2016	^	1,240,000	1,240,422

				4,888,393

Supranational—0.7%
Asian Development Bank MTN
0.750%	07/28/2017		$3,250,000	3,233,136
European Investment Bank
1.125%	12/15/2016-
	08/15/2018		3,425,000	3,413,346

				6,646,482

U.S. Municipal Bonds—0.1%
California Earthquake Authority Revenue Bonds (California)
1.824%	07/01/2017		1,000,000	1,006,360

Non-U.S. Regional Authority Bonds—0.2%
Province of British Columbia (Canada)
1.200%	04/25/2017		1,500,000	1,502,023

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $22,150,287)				21,824,297

ASSET-BACKED SECURITIES—3.6%
Automobiles—1.8%
Ally Master Owner Trust Series 2013-1, Class A1
0.781%	02/15/2018	#	2,200,000	2,200,171
Ally Master Owner Trust Series 2013-2, Class A
0.781%	04/15/2018	#	1,900,000	1,899,190
Capital Auto Receivables Asset Trust Series 2015-2, Class A2
1.390%	09/20/2018		1,880,000	1,872,485
Capital Auto Receivables Asset Trust Series 2013-1, Class B
1.290%	04/20/2018		370,000	369,180
Capital Auto Receivables Asset Trust Series 2013-1, Class C
1.740%	10/22/2018		380,000	379,739
CarMax Auto Owner Trust Series 2015-2, Class A3
1.370%	03/16/2020		2,985,000	2,964,973
Fifth Third Auto Trust Series 2014-1, Class A3
0.680%	04/16/2018		1,194,448	1,192,601

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value

GOVERNMENT RELATED OBLIGATIONS—(Continued)
Hertz Fleet Lease Funding LP Series 2013-3, Class A
0.843%	12/10/2027	#^	$411,332	$410,550
Porsche Financial Auto Securitization Trust Series 2014-1, Class A3
0.670%	01/23/2018	^	2,014,609	2,011,030
Porsche Innovative Lease Owner Trust Series 2015-1, Class A3
1.190%	07/23/2018	^	3,300,000	3,263,734

				16,563,653

Credit Card—0.7%
Chase Issuance Trust Series 2014-A1, Class A1
1.150%	01/15/2019		2,550,000	2,548,618
Chase Issuance Trust Series 2007-B1, Class B1
0.581%	04/15/2019	#	2,000,000	1,990,337
Citibank Credit Card Issuance Trust Series 2013-A3, Class A3
1.110%	07/23/2018		170,000	170,122
Synchrony Credit Card Master Note Trust Series 2015-2, Class A
1.600%	04/15/2021		1,965,000	1,952,083

				6,661,160

Other—0.9%
CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1, Class A1
0.901%	04/15/2018		806,315	804,262
GreatAmerica Leasing Receivables Funding LLC Series 2013-1, Class C
1.830%	06/17/2019	^	270,000	269,350
Kubota Credit Owner Trust Series 2015-1A, Class A2
0.940%	12/15/2017	^	2,232,694	2,228,808
MMAF Equipment Finance LLC Series 2015-AA, Class A3
1.390%	10/16/2019^		2,635,000	2,616,283
Trade MAPS 1 Ltd. (Ireland) Series 2013-1A, Class A
0.993%	12/10/2018	#^	2,300,000	2,285,982

				8,204,685

Student Loan—0.2%
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.637%	12/07/2020	#	1,182,113	1,180,470
Nelnet Student Loan Trust Series 2014-2A, Class A1
0.702%	06/25/2021	#^	593,502	591,338
SLM Student Loan Trust Series 2014-1, Class A1
0.702%	05/28/2019	#	118,375	118,260

				1,890,068

TOTAL ASSET-BACKED SECURITIES
(Cost $33,452,713)				33,319,566

	Shares	Value

MONEY MARKET FUNDS—2.8%
Institutional Money Market Fund—2.8%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32% ¥
(Cost $26,175,247)	26,175,247	$26,175,247

TOTAL INVESTMENTS—100.0%
(Cost $940,963,399)		931,720,345
Other assets less liabilities—%		438,841

NET ASSETS—100.0%		$932,159,186

Notes to the Schedule of Investments:

EUR	European Monetary Unit
MTN	Medium Term Note
REIT	Real Estate Investment Trust
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $205,911,525, which represents 22.1% of Net Assets. The illiquid 144A securities represented 0.0% of Net Assets, and 0.0% of total 144A securities held.
#	Rate is subject to change. Rate shown reflects current rate.
§	Security has been segregated to cover economic leverage under certain derivatives contracts which may include, but are not limited to, futures, swaps, forwards, options and TBA’s, a security that is subject to delayed delivery.
**	Floating Rate Loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2015

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value

CORPORATE OBLIGATIONS—24.8%
Aerospace & Defense—0.6%
Boeing Co. (The)
6.125%	02/15/2033	$100,000	$126,176
4.875%	02/15/2020	200,000	222,869
General Dynamics Corp.
2.250%	11/15/2022	500,000	481,163
Honeywell International, Inc.
5.700%	03/15/2036	300,000	355,913
4.250%	03/01/2021	750,000	820,736
3.350%	12/01/2023	300,000	306,816
L-3 Communications Corp.
4.950%	02/15/2021	300,000	309,465
3.950%	05/28/2024	120,000	114,189
Lockheed Martin Corp.
4.500%	05/15/2036	555,000	563,722
4.070%	12/15/2042	285,000	264,790
3.800%	03/01/2045	300,000	267,028
2.900%	03/01/2025	360,000	346,029
2.500%	11/23/2020	495,000	492,626
Northrop Grumman Corp.
4.750%	06/01/2043	220,000	227,307
3.500%	03/15/2021	300,000	310,077
1.750%	06/01/2018	500,000	495,832
Precision Castparts Corp.
4.375%	06/15/2045	500,000	502,591
2.500%	01/15/2023	200,000	193,533
1.250%	01/15/2018	500,000	496,281
Raytheon Co.
6.750%	03/15/2018	750,000	831,317
United Technologies Corp.
6.700%	08/01/2028	150,000	190,257
4.500%	06/01/2042	560,000	565,247
3.100%	06/01/2022	1,050,000	1,069,568
1.800%	06/01/2017	300,000	301,756

			9,855,288

Air Freight & Logistics—0.1%
FedEx Corp.
4.750%	11/15/2045	500,000	497,346
4.500%	02/01/2065	300,000	258,947
3.875%	08/01/2042	200,000	173,787
2.625%	08/01/2022	200,000	195,121
United Parcel Service, Inc.
6.200%	01/15/2038	300,000	385,558
2.450%	10/01/2022	400,000	396,033

			1,906,792

Airlines—0.1%
American Airlines Pass Through Trust, Series 2011-1, Class A
5.250%	01/31/2021	203,954	216,446
Continental Airlines, Inc., Series 2010-1, Class A
4.750%	01/12/2021	230,421	242,805
Delta Air Lines Pass Through Trust, Series 2010-2A
4.950%	05/23/2019	582,341	612,186
Southwest Airlines Co.
2.650%	11/05/2020	500,000	498,019

Coupon Rate	Maturity Date	Face	Value

United Airlines Pass Through Trust, Series 2014-2, Class A
3.750%	09/03/2026	$200,000	$202,010

			1,771,466

Auto Components—0.1%
BorgWarner, Inc.
3.375%	03/15/2025	300,000	283,766
Delphi Automotive plc
4.250%	01/15/2026	500,000	503,227
Johnson Controls, Inc.
4.250%	03/01/2021	300,000	308,730
3.625%	07/02/2024	500,000	483,558

			1,579,281

Automobiles—0.1%
Ford Motor Co.
7.450%	07/16/2031	200,000	247,410
4.750%	01/15/2043	200,000	189,224
General Motors Co.
5.200%	04/01/2045	500,000	470,567
4.000%	04/01/2025	380,000	361,370
3.500%	10/02/2018	500,000	506,270
Harley-Davidson, Inc.
4.625%	07/28/2045	300,000	294,817

			2,069,658

Banks—3.6%
Agricultural Bank of China Ltd. (China)
2.750%	05/21/2020	500,000	499,575
Associated Banc-Corp
4.250%	01/15/2025	400,000	400,989
Australia & New Zealand Banking Group Ltd. (Australia)
1.250%	06/13/2017	400,000	399,120
Australia & New Zealand Banking Group Ltd. MTN (Australia)
3.700%	11/16/2025	500,000	513,983
1.250%	01/10/2017	500,000	500,770
Bank of America Corp.
6.875%	11/15/2018	250,000	281,082
5.875%	01/05/2021	400,000	453,193
5.625%	07/01/2020	500,000	555,940
5.490%	03/15/2019	100,000	107,988
3.875%	03/22/2017	700,000	715,517
Bank of America Corp. MTN
6.875%	04/25/2018	500,000	551,926
5.875%	02/07/2042	300,000	351,372
5.650%	05/01/2018	1,000,000	1,075,896
5.000%	05/13/2021	300,000	328,152
4.875%	04/01/2044	750,000	779,606
4.250%	10/22/2026	400,000	396,783
4.000%	04/01/2024	500,000	512,251
4.000%	01/22/2025	500,000	490,383
3.300%	01/11/2023	500,000	492,926
Bank of America Corp., Series L
4.750%	04/21/2045	350,000	337,711
3.950%	04/21/2025	200,000	195,128
2.250%	04/21/2020	200,000	195,371
Bank of America NA, Bank Note
1.650%	03/26/2018	1,000,000	992,801
1.250%	02/14/2017	1,000,000	999,228
Bank of Montreal (Canada)
1.400%	04/10/2018	750,000	743,494

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Bank of Montreal MTN (Canada)
2.500%	01/11/2017		$400,000	$404,869
1.300%	07/14/2017		650,000	648,659
Bank of Nova Scotia (The) (Canada)
1.450%	04/25/2018		300,000	297,824
Bank of Nova Scotia (The), Bank Note (Canada)
1.250%	04/11/2017		750,000	748,912
Barclays Bank plc, Bank Note (United Kingdom)
5.125%	01/08/2020		500,000	549,919
Barclays plc (United Kingdom)
2.875%	06/08/2020		250,000	249,926
2.750%	11/08/2019		400,000	399,140
BB&T Corp.
5.250%	11/01/2019		500,000	547,073
BB&T Corp. MTN
2.450%	01/15/2020		500,000	503,632
1.600%	08/15/2017		400,000	400,552
BNP Paribas SA MTN (France)
4.250%	10/15/2024		400,000	396,781
2.400%	12/12/2018		600,000	605,144
1.375%	03/17/2017		500,000	499,664
BNP Paribas SA, Bank Note (France)
5.000%	01/15/2021		400,000	443,088
Capital One Bank USA NA
8.800%	07/15/2019		500,000	596,107
Capital One Bank USA NA, Bank Note
2.300%	06/05/2019		400,000	395,358
1.200%	02/13/2017		400,000	398,138
Citigroup, Inc.
8.125%	07/15/2039		279,000	401,417
6.625%	06/15/2032		850,000	1,005,757
5.500%	09/13/2025		200,000	217,510
4.650%	07/30/2045		310,000	315,856
4.500%	01/14/2022		500,000	536,240
4.050%	07/30/2022		1,300,000	1,331,633
3.300%	04/27/2025		1,000,000	984,045
2.150%	07/30/2018		750,000	749,910
Citizens Bank NA MTN
1.600%	12/04/2017		500,000	495,570
Commonwealth Bank of Australia (Australia)
1.125%	03/13/2017		350,000	349,278
Commonwealth Bank of Australia MTN (Australia)
2.300%	03/12/2020		1,250,000	1,238,577
Corpbanca SA (Chile)
3.875%	09/22/2019	^	400,000	397,222
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)
4.875%	05/15/2045	^	350,000	346,465
3.800%	09/15/2022	^†	1,000,000	1,000,676
Discover Bank
7.000%	04/15/2020		200,000	227,930
Discover Bank, Bank Note
4.250%	03/13/2026		200,000	202,174
Fifth Third Bancorp
4.300%	01/16/2024		300,000	307,820
Fifth Third Bank/Ohio, Bank Note
2.875%	10/01/2021		400,000	398,703
First Republic Bank
2.375%	06/17/2019		500,000	499,354
HSBC Bank USA NA
4.875%	08/24/2020		400,000	436,972

Coupon Rate	Maturity Date	Face	Value

HSBC Holdings plc (United Kingdom)
6.100%	01/14/2042	$500,000	$634,299
5.250%	03/14/2044	1,000,000	1,041,496
4.250%	03/14/2024	500,000	502,675
4.000%	03/30/2022	500,000	525,318
Huntington National Bank (The)
2.200%	11/06/2018	250,000	249,480
Industrial & Commercial Bank of China Ltd. MTN (China)
2.351%	11/13/2017	500,000	501,732
Intesa Sanpaolo SpA MTN (Italy)
3.875%	01/15/2019	400,000	412,143
JPMorgan Chase & Co.
6.300%	04/23/2019	500,000	560,904
5.600%	07/15/2041	200,000	231,352
4.950%	03/25/2020	1,000,000	1,084,948
4.850%	02/01/2044	500,000	534,345
4.625%	05/10/2021	300,000	324,277
4.500%	01/24/2022	400,000	431,786
3.200%	01/25/2023	500,000	498,837
3.125%	01/23/2025	1,000,000	973,939
JPMorgan Chase & Co. MTN
1.350%	02/15/2017	1,400,000	1,397,409
KeyBank NA
3.300%	06/01/2025	500,000	495,133
KeyCorp MTN
5.100%	03/24/2021	500,000	547,103
LBBW (Germany)
7.625%	02/01/2023	200,000	251,622
Lloyds Bank plc (United Kingdom)
3.500%	05/14/2025	500,000	502,637
2.350%	09/05/2019	400,000	400,305
Manufacturers & Traders Trust Co., Bank Note
2.100%	02/06/2020	500,000	491,347
National City Corp.
6.875%	05/15/2019	500,000	565,290
PNC Bank NA
1.500%	10/18/2017	400,000	399,386
PNC Bank NA, Bank Note
2.700%	11/01/2022	500,000	486,769
Regions Bank, Bank Note
2.250%	09/14/2018	750,000	749,698
Royal Bank of Canada (Canada)
2.000%	12/10/2018	500,000	499,786
1.200%	01/23/2017	155,000	154,993
Royal Bank of Canada MTN (Canada)
1.400%	10/13/2017	500,000	498,931
1.250%	06/16/2017	500,000	499,678
Royal Bank of Scotland Group plc (United Kingdom)
6.400%	10/21/2019	1,000,000	1,110,421
Sumitomo Mitsui Banking Corp. (Japan)
3.200%	07/18/2022	200,000	201,064
1.750%	01/16/2018	300,000	299,005
1.300%	01/10/2017	500,000	498,898
Svenska Handelsbanken AB MTN (Sweden)
2.250%	06/17/2019	500,000	500,767
Toronto-Dominion Bank (The) MTN (Canada)
1.625%	03/13/2018	200,000	199,557
U.S. Bancorp MTN
2.950%	07/15/2022	200,000	199,024
1.650%	05/15/2017	500,000	501,606
Union Bank NA
2.625%	09/26/2018	500,000	504,992
US Bank NA, Bank Note
1.100%	01/30/2017	500,000	499,357

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value

CORPORATE OBLIGATIONS—(Continued)
Wells Fargo & Co.
5.375%	11/02/2043	$350,000	$375,421
4.480%	01/16/2024	784,000	825,418
3.900%	05/01/2045	390,000	360,530
1.500%	01/16/2018	500,000	498,018
Wells Fargo & Co. MTN
4.900%	11/17/2045	350,000	353,953
4.600%	04/01/2021	500,000	545,448
3.500%	03/08/2022	300,000	309,361
3.000%	02/19/2025	340,000	331,096
2.550%	12/07/2020	350,000	348,520
2.100%	05/08/2017	800,000	808,095
1.150%	06/02/2017	700,000	697,508
Wells Fargo & Co., Series M
3.450%	02/13/2023	300,000	300,989
Wells Fargo & Co., Series N
2.150%	01/30/2020	750,000	743,860
Wells Fargo Bank NA
5.950%	08/26/2036	100,000	120,345
Wells Fargo Bank NA, Bank Note
6.600%	01/15/2038	300,000	387,949
Westpac Banking Corp. (Australia)
4.875%	11/19/2019	1,000,000	1,090,235
1.950%	11/23/2018	500,000	499,332

			61,957,467

Beverages—0.5%
Anheuser-Busch InBev Finance, Inc.
2.625%	01/17/2023	200,000	192,118
1.125%	01/27/2017	1,000,000	998,144
Anheuser-Busch InBev Worldwide, Inc.
8.200%	01/15/2039	300,000	433,237
7.750%	01/15/2019	500,000	578,206
6.875%	11/15/2019	300,000	346,994
5.375%	01/15/2020	500,000	553,580
3.750%	07/15/2042	200,000	172,250
Coca-Cola Co. (The)
3.200%	11/01/2023	350,000	362,513
3.150%	11/15/2020	200,000	209,497
2.875%	10/27/2025	350,000	345,488
1.650%	03/14/2018	1,000,000	1,007,254
Coca-Cola Enterprises, Inc.
4.500%	09/01/2021	300,000	320,315
Coca-Cola Femsa SAB de CV (Mexico)
2.375%	11/26/2018	350,000	349,977
Diageo Investment Corp.
7.450%	04/15/2035	650,000	875,143
Dr Pepper Snapple Group, Inc.
2.600%	01/15/2019	300,000	301,897
PepsiCo, Inc.
5.500%	01/15/2040	500,000	587,435
5.000%	06/01/2018	400,000	432,997
4.450%	04/14/2046	300,000	310,661
3.000%	08/25/2021	500,000	515,662
2.750%	03/01/2023	400,000	398,783

			9,292,151

Biotechnology—0.4%
Amgen, Inc.
6.900%	06/01/2038	267,000	332,835

Coupon Rate	Maturity Date	Face	Value

6.150%	06/01/2018	$500,000	$548,850
5.850%	06/01/2017	250,000	264,454
5.150%	11/15/2041	300,000	305,651
4.400%	05/01/2045	270,000	251,156
3.875%	11/15/2021	300,000	312,956
3.625%	05/22/2024	400,000	400,568
Biogen, Inc.
4.050%	09/15/2025	220,000	221,429
Celgene Corp.
4.625%	05/15/2044	600,000	568,930
3.875%	08/15/2025	360,000	359,256
1.900%	08/15/2017	200,000	200,826
Gilead Sciences, Inc.
4.750%	03/01/2046	80,000	81,156
4.600%	09/01/2035	150,000	152,816
4.500%	02/01/2045	500,000	490,256
4.400%	12/01/2021	300,000	324,279
3.650%	03/01/2026	500,000	504,865
2.050%	04/01/2019	750,000	751,737

			6,072,020

Capital Markets—1.4%
Ameriprise Financial, Inc.
3.700%	10/15/2024	400,000	408,293
BlackRock, Inc.
4.250%	05/24/2021	500,000	540,821
3.375%	06/01/2022	500,000	517,696
Credit Suisse AG (Switzerland)
5.400%	01/14/2020	200,000	219,182
Credit Suisse AG MTN (Switzerland)
3.625%	09/09/2024	400,000	403,593
1.375%	05/26/2017	1,000,000	995,480
Credit Suisse USA, Inc.
7.125%	07/15/2032	750,000	976,933
Deutsche Bank AG (Germany)
6.000%	09/01/2017	650,000	688,739
3.700%	05/30/2024	750,000	748,323
Goldman Sachs Group, Inc. (The)
6.750%	10/01/2037	1,000,000	1,172,488
6.250%	09/01/2017	500,000	535,682
6.250%	02/01/2041	500,000	598,441
6.150%	04/01/2018	500,000	543,244
5.950%	01/15/2027	300,000	334,391
5.750%	01/24/2022	300,000	341,608
5.625%	01/15/2017	750,000	779,201
5.250%	07/27/2021	300,000	332,089
4.750%	10/21/2045	250,000	249,329
4.250%	10/21/2025	120,000	119,319
4.000%	03/03/2024	500,000	514,081
2.750%	09/15/2020	115,000	115,050
2.625%	01/31/2019	1,000,000	1,007,888
Goldman Sachs Group, Inc. (The) MTN
7.500%	02/15/2019	300,000	343,520
5.375%	03/15/2020	300,000	329,874
Goldman Sachs Group, Inc. (The), Series 10YR
3.500%	01/23/2025	500,000	492,351
Jefferies Group LLC
6.250%	01/15/2036	230,000	213,634
5.125%	04/13/2018	300,000	312,356
Lazard Group LLC
4.250%	11/14/2020	400,000	414,764
Morgan Stanley
7.250%	04/01/2032	100,000	131,397
6.375%	07/24/2042	300,000	372,276

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
5.750%	01/25/2021		$600,000	$674,396
4.875%	11/01/2022		1,000,000	1,062,793
4.750%	03/22/2017		300,000	310,838
3.750%	02/25/2023		300,000	307,759
2.500%	01/24/2019		1,000,000	1,006,194
Morgan Stanley MTN
6.625%	04/01/2018		500,000	548,553
5.950%	12/28/2017		500,000	537,916
5.450%	01/09/2017		500,000	519,152
4.000%	07/23/2025		750,000	773,860
3.700%	10/23/2024		400,000	402,674
Nomura Holdings, Inc. (Japan)
6.700%	03/04/2020		300,000	346,266
Northern Trust Corp.
3.950%	10/30/2025		300,000	314,507
3.375%	08/23/2021		500,000	519,480
State Street Corp.
3.700%	11/20/2023		400,000	416,635
3.100%	05/15/2023		200,000	197,834
UBS AG (Switzerland)
1.375%	06/01/2017		780,000	776,444
UBS AG MTN (Switzerland)
1.375%	08/14/2017		500,000	497,033

				23,964,377

Chemicals—0.4%
Agrium, Inc. (Canada)
6.125%	01/15/2041		400,000	427,702
Airgas, Inc.
2.375%	02/15/2020		300,000	296,736
CF Industries, Inc.
3.450%	06/01/2023		400,000	372,907
Cytec Industries, Inc.
3.950%	05/01/2025		135,000	130,086
Dow Chemical Co. (The)
8.550%	05/15/2019		629,000	741,922
5.250%	11/15/2041		300,000	293,449
4.125%	11/15/2021		150,000	157,455
3.000%	11/15/2022		500,000	479,391
E.I. du Pont de Nemours & Co.
4.900%	01/15/2041		200,000	191,803
4.250%	04/01/2021	†	300,000	318,094
2.800%	02/15/2023	†	300,000	285,339
Eastman Chemical Co.
2.700%	01/15/2020		400,000	396,424
Ecolab, Inc.
5.500%	12/08/2041		300,000	327,569
LyondellBasell Industries NV (Netherlands)
5.750%	04/15/2024		500,000	551,737
5.000%	04/15/2019		500,000	532,273
Methanex Corp. (Canada)
3.250%	12/15/2019	†	400,000	382,069
Monsanto Co.
5.500%	08/15/2025		200,000	219,511
Mosaic Co. (The)
5.625%	11/15/2043		400,000	384,715
Potash Corp of Saskatchewan, Inc. (Canada)
3.625%	03/15/2024		250,000	243,547
PPG Industries, Inc.
3.600%	11/15/2020		400,000	411,246

Coupon Rate	Maturity Date		Face	Value

Praxair, Inc.
2.200%	08/15/2022		$400,000	$382,659
Valspar Corp. (The)
4.400%	02/01/2045		200,000	179,450

				7,706,084

Commercial Services & Supplies—0.1%
Republic Services, Inc.
5.700%	05/15/2041		200,000	224,491
5.500%	09/15/2019		300,000	330,339
Waste Management, Inc.
4.750%	06/30/2020		750,000	813,739

				1,368,569

Communications Equipment—0.3%
Cisco Systems, Inc.
5.900%	02/15/2039		500,000	611,131
4.950%	02/15/2019		500,000	546,636
3.500%	06/15/2025	†	500,000	515,004
2.450%	06/15/2020		420,000	424,254
Harris Corp.
6.150%	12/15/2040		250,000	274,639
3.832%	04/27/2025		300,000	296,052
Juniper Networks, Inc.
4.350%	06/15/2025		750,000	737,672
Motorola Solutions, Inc.
7.500%	05/15/2025		340,000	372,436
QUALCOMM, Inc.
4.800%	05/20/2045		140,000	124,668
4.650%	05/20/2035		100,000	92,931
3.450%	05/20/2025		250,000	240,074
2.250%	05/20/2020	†	340,000	336,904

				4,572,401

Consumer Finance—0.7%
American Express Co.
7.000%	03/19/2018		900,000	998,609
American Express Credit Corp.
2.125%	03/18/2019		500,000	500,182
American Express Credit Corp., Series F
2.600%	09/14/2020		320,000	320,947
American Honda Finance Corp.
2.125%	10/10/2018		500,000	503,765
American Honda Finance Corp. MTN
1.600%	07/13/2018		500,000	497,612
Capital One Financial Corp.
4.200%	10/29/2025		750,000	741,988
Caterpillar Financial Services Corp. MTN
2.850%	06/01/2022	†	300,000	297,318
1.625%	06/01/2017	†	300,000	301,091
Ford Motor Credit Co. LLC
5.875%	08/02/2021		500,000	558,237
5.000%	05/15/2018		200,000	210,196
4.250%	02/03/2017		200,000	204,396
4.250%	09/20/2022		200,000	204,905
3.200%	01/15/2021		500,000	497,190
3.000%	06/12/2017		300,000	303,022
2.551%	10/05/2018		300,000	298,066
1.724%	12/06/2017		400,000	394,023
1.684%	09/08/2017		400,000	395,319
General Motors Financial Co., Inc.
3.200%	07/13/2020		500,000	492,815
3.000%	09/25/2017		500,000	502,125

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
HSBC USA, Inc.
2.375%	11/13/2019		$500,000	$498,178
2.250%	06/23/2019		500,000	498,077
John Deere Capital Corp.
1.200%	10/10/2017		300,000	298,985
John Deere Capital Corp. MTN
3.900%	07/12/2021		300,000	318,003
Synchrony Financial
4.250%	08/15/2024		500,000	494,112
Toyota Motor Credit Corp. MTN
4.500%	06/17/2020		300,000	326,618
2.625%	01/10/2023		300,000	294,613
1.450%	01/12/2018		300,000	299,519
1.250%	10/05/2017		400,000	398,928
1.125%	05/16/2017		500,000	499,260

				12,148,099

Containers & Packaging—0.0%
MeadWestvaco Corp.
7.375%	09/01/2019		300,000	342,151
Packaging Corp. of America
4.500%	11/01/2023		250,000	262,927

				605,078

Diversified Consumer Services—0.1%
California Institute of Technology
4.321%	08/01/2045		70,000	72,464
Massachusetts Institute of Technology
4.678%	07/01/2114		250,000	258,782
University of Notre Dame du Lac, Series 2015
3.438%	02/15/2045		250,000	233,880
University of Southern California
5.250%	10/01/2111		30,000	34,017
Yale University MTN
2.086%	04/15/2019		500,000	504,478

				1,103,621

Diversified Financial Services—1.1%
Bank One Corp.
8.000%	04/29/2027		800,000	1,035,740
7.625%	10/15/2026		300,000	381,230
Bear Stearns Cos. LLC (The)
7.250%	02/01/2018		350,000	386,194
6.400%	10/02/2017		400,000	430,878
4.650%	07/02/2018		400,000	427,247
Berkshire Hathaway, Inc.
2.100%	08/14/2019		500,000	503,316
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
5.750%	12/01/2043		300,000	337,187
4.625%	12/01/2023		400,000	417,547
3.875%	02/08/2022		400,000	422,727
3.375%	01/19/2017		300,000	306,748
2.250%	01/14/2019		500,000	501,976
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA MTN (Netherlands)
3.375%	05/21/2025		500,000	496,041
GE Capital International Funding Co. (Ireland)
3.373%	11/15/2025	^	750,000	764,522
2.342%	11/15/2020	^	750,000	744,254

Coupon Rate	Maturity Date		Face	Value

GE Capital Trust I
6.375%	11/15/2067	#	$130,000	$135,444
General Electric Capital Corp. MTN
6.875%	01/10/2039		500,000	682,883
6.375%	11/15/2067	#	600,000	628,080
5.875%	01/14/2038		700,000	858,201
5.625%	09/15/2017		300,000	319,960
5.500%	01/08/2020		500,000	561,091
5.400%	02/15/2017		650,000	679,648
4.625%	01/07/2021		300,000	329,735
3.100%	01/09/2023		1,000,000	1,015,967
2.300%	01/14/2019		500,000	505,066
Intercontinental Exchange, Inc.
2.500%	10/15/2018		300,000	302,749
JPMorgan Chase Bank NA, Bank Note
6.000%	10/01/2017		500,000	534,714
Leucadia National Corp.
6.625%	10/23/2043		200,000	164,130
McGraw Hill Financial, Inc.
4.400%	02/15/2026		160,000	164,032
Moody’s Corp.
2.750%	07/15/2019		500,000	504,645
Murray Street Investment Trust I
4.647%	03/09/2017		1,000,000	1,030,592
Nasdaq, Inc.
4.250%	06/01/2024		400,000	404,104
National Rural Utilities Cooperative Finance Corp.
10.375%	11/01/2018		281,000	342,947
2.850%	01/27/2025		150,000	146,211
Shell International Finance BV (Netherlands)
6.375%	12/15/2038		500,000	593,008
5.200%	03/22/2017		500,000	523,858
4.375%	05/11/2045		170,000	161,137
3.625%	08/21/2042		300,000	251,318
3.250%	05/11/2025		200,000	195,585
2.375%	08/21/2022		500,000	479,591
2.125%	05/11/2020		330,000	324,977
Voya Financial, Inc.
5.500%	07/15/2022		500,000	560,268

				19,555,548

Diversified Telecommunication Services—1.0%
AT&T, Inc.
6.150%	09/15/2034		500,000	534,523
5.800%	02/15/2019		550,000	607,224
5.550%	08/15/2041		300,000	302,490
5.500%	02/01/2018		510,000	545,452
5.350%	09/01/2040		307,000	304,258
4.750%	05/15/2046		150,000	137,868
4.500%	05/15/2035		150,000	139,164
4.450%	05/15/2021		500,000	532,813
4.350%	06/15/2045		758,000	650,953
3.900%	03/11/2024	†	1,150,000	1,176,244
3.400%	05/15/2025		100,000	96,299
3.000%	06/30/2022		100,000	97,744
2.450%	06/30/2020		100,000	98,586
1.600%	02/15/2017		400,000	401,226
British Telecommunications plc (United Kingdom)
9.625%	12/15/2030		250,000	365,625
2.350%	02/14/2019		500,000	501,711
Deutsche Telekom International Finance BV (Netherlands)
8.750%	06/15/2030		300,000	416,888
Orange SA (France)
9.000%	03/01/2031		500,000	707,374

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value

CORPORATE OBLIGATIONS—(Continued)
Qwest Corp.
6.875%	09/15/2033	$340,000	$327,113
6.500%	06/01/2017	250,000	262,242
Telefonica Emisiones SAU (Spain)
5.134%	04/27/2020	600,000	655,750
Verizon Communications, Inc.
7.750%	12/01/2030	130,000	166,846
6.900%	04/15/2038	500,000	599,544
6.550%	09/15/2043	1,150,000	1,370,044
6.400%	02/15/2038	500,000	571,982
6.350%	04/01/2019	703,000	791,484
6.000%	04/01/2041	300,000	325,142
5.850%	09/15/2035	250,000	268,154
5.150%	09/15/2023	1,250,000	1,376,359
5.050%	03/15/2034	400,000	399,705
5.012%	08/21/2054	1,100,000	1,011,226
4.500%	09/15/2020	900,000	967,991
3.500%	11/01/2021	400,000	408,935
2.625%	02/21/2020	214,000	214,953
2.450%	11/01/2022	300,000	284,415
Verizon Maryland LLC, Series B
5.125%	06/15/2033	250,000	248,080

			17,866,407

Electric Utilities—1.4%
Alabama Power Co., Series Q
5.500%	10/15/2017	150,000	159,054
Arizona Public Service Co.
4.500%	04/01/2042	300,000	308,379
3.350%	06/15/2024	200,000	203,285
Cleveland Electric Illuminating Co. (The)
5.950%	12/15/2036	300,000	314,438
Cleveland Electric Illuminating Co. (The), Series D
7.880%	11/01/2017	400,000	440,320
Commonwealth Edison Co.
5.900%	03/15/2036	300,000	362,636
5.875%	02/01/2033	200,000	238,697
5.800%	03/15/2018	100,000	108,398
Connecticut Light & Power Co. (The)
4.300%	04/15/2044	250,000	251,705
Connecticut Light & Power Co. (The), Series 09-A
5.500%	02/01/2019	300,000	329,556
Constellation Energy Group, Inc.
5.150%	12/01/2020	400,000	434,749
DTE Electric Co.
3.450%	10/01/2020	300,000	313,706
3.375%	03/01/2025	300,000	306,737
DTE Electric Co., Series A
6.625%	06/01/2036	110,000	142,687
Duke Energy Carolinas LLC
6.450%	10/15/2032	330,000	402,441
4.300%	06/15/2020	100,000	108,301
4.000%	09/30/2042	300,000	289,735
3.750%	06/01/2045	300,000	278,565
Duke Energy Florida LLC
6.400%	06/15/2038	350,000	448,496
Duke Energy Indiana, Inc.
3.750%	07/15/2020	300,000	316,027
Entergy Corp.
4.700%	01/15/2017	500,000	512,833

Coupon Rate	Maturity Date		Face	Value

Exelon Corp.
4.950%	06/15/2035	^	$250,000	$252,808
3.950%	06/15/2025	^	500,000	500,312
Florida Power & Light Co.
5.950%	02/01/2038		500,000	624,034
5.125%	06/01/2041		200,000	228,451
4.950%	06/01/2035		100,000	110,009
Georgia Power Co., Series 07-A
5.650%	03/01/2037		200,000	216,888
Great Plains Energy, Inc.
4.850%	06/01/2021		400,000	430,084
Indiana Michigan Power Co.
7.000%	03/15/2019		250,000	283,573
Indiana Michigan Power Co., Series J
3.200%	03/15/2023		500,000	493,729
Kentucky Utilities Co.
5.125%	11/01/2040		500,000	560,622
MidAmerican Energy Co.
4.400%	10/15/2044		500,000	506,814
3.700%	09/15/2023		250,000	260,170
MidAmerican Energy Co. MTN
5.800%	10/15/2036		250,000	301,329
Mississippi Power Co., Series 2012-A
4.250%	03/15/2042		300,000	230,139
NextEra Energy Capital Holdings, Inc.
6.000%	03/01/2019		250,000	273,991
Northern States Power Co.
4.125%	05/15/2044		350,000	348,371
Oklahoma Gas & Electric Co.
4.550%	03/15/2044		250,000	255,471
Oncor Electric Delivery Co. LLC
7.500%	09/01/2038		300,000	397,872
5.000%	09/30/2017		300,000	314,674
2.150%	06/01/2019		250,000	246,178
Pacific Gas & Electric Co.
6.050%	03/01/2034		500,000	590,828
4.750%	02/15/2044		250,000	260,798
4.450%	04/15/2042		300,000	302,390
3.400%	08/15/2024		500,000	502,729
PacifiCorp
6.000%	01/15/2039		750,000	911,878
PECO Energy Co.
2.375%	09/15/2022		200,000	193,934
Potomac Electric Power Co.
7.900%	12/15/2038		200,000	292,636
PPL Capital Funding, Inc.
4.700%	06/01/2043		200,000	199,856
3.400%	06/01/2023		200,000	199,671
Progress Energy, Inc.
7.050%	03/15/2019		400,000	454,062
4.400%	01/15/2021		300,000	317,657
PSEG Power LLC
8.625%	04/15/2031		300,000	374,264
Public Service Co. of Colorado
4.300%	03/15/2044		250,000	255,625
Public Service Co. of Oklahoma, Series G
6.625%	11/15/2037		300,000	362,337
Public Service Electric & Gas Co. MTN
3.650%	09/01/2042		200,000	185,065
Sierra Pacific Power Co., Series T
3.375%	08/15/2023		350,000	354,274
South Carolina Electric & Gas Co.
5.300%	05/15/2033		150,000	163,636

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Southern California Edison Co.
6.650%	04/01/2029		$500,000	$625,338
4.050%	03/15/2042		300,000	293,772
Southern California Edison Co., Series C
3.600%	02/01/2045		300,000	272,403
Southern Co. (The)
2.150%	09/01/2019		500,000	490,897
Union Electric Co.
6.400%	06/15/2017		250,000	267,122
Virginia Electric & Power Co.
5.400%	04/30/2018		250,000	270,364
2.950%	01/15/2022		542,000	545,605
1.200%	01/15/2018		300,000	297,106
Westar Energy, Inc.
4.625%	09/01/2043		350,000	370,180
Wisconsin Electric Power
5.625%	05/15/2033		150,000	175,992
Wisconsin Power & Light Co.
4.100%	10/15/2044		350,000	341,664
Xcel Energy, Inc.
4.800%	09/15/2041		200,000	201,670

				23,180,017

Electrical Equipment—0.1%
Eaton Corp.
4.150%	11/02/2042		100,000	92,573
2.750%	11/02/2022		100,000	96,913
1.500%	11/02/2017		300,000	298,240
Emerson Electric Co.
5.000%	04/15/2019		500,000	545,666
2.625%	02/15/2023		270,000	264,588

				1,297,980

Electronic Equipment, Instruments & Components—0.1%
Arrow Electronics, Inc.
4.500%	03/01/2023		300,000	303,532
3.000%	03/01/2018		400,000	399,885
Corning, Inc.
4.750%	03/15/2042	†	400,000	376,841
Jabil Circuit, Inc.
4.700%	09/15/2022		200,000	194,750
Keysight Technologies, Inc.
3.300%	10/30/2019		400,000	393,360

				1,668,368

Energy Equipment & Services—0.2%
Baker Hughes, Inc.
7.500%	11/15/2018		1,000,000	1,129,464
Cameron International Corp.
1.400%	06/15/2017		400,000	394,467
Diamond Offshore Drilling, Inc.
4.875%	11/01/2043		300,000	183,188
Ensco plc (United Kingdom)
4.700%	03/15/2021		200,000	161,212
4.500%	10/01/2024	†	250,000	172,379
Halliburton Co.
7.450%	09/15/2039		400,000	512,481
5.000%	11/15/2045		190,000	188,256
3.800%	11/15/2025		235,000	229,104
2.700%	11/15/2020		365,000	361,028

Coupon Rate	Maturity Date		Face	Value

Noble Holding International Ltd. (Cayman Islands)
6.200%	08/01/2040		$200,000	$123,368
2.500%	03/15/2017		300,000	283,108
Pride International, Inc.
6.875%	08/15/2020		200,000	185,879
Rowan Cos., Inc.
4.875%	06/01/2022		250,000	184,090

				4,108,024

Food & Staples Retailing—0.5%
Costco Wholesale Corp.
2.250%	02/15/2022		300,000	294,666
CVS Health Corp.
4.125%	05/15/2021	†	200,000	211,823
4.000%	12/05/2023		300,000	312,280
3.875%	07/20/2025		720,000	736,246
2.250%	12/05/2018		750,000	754,134
1.900%	07/20/2018		500,000	500,010
Kroger Co. (The)
7.500%	04/01/2031		200,000	255,369
5.400%	07/15/2040		200,000	212,319
2.950%	11/01/2021		400,000	396,438
Sysco Corp.
2.600%	06/12/2022		500,000	486,081
Walgreen Co.
4.400%	09/15/2042		200,000	171,360
Walgreens Boots Alliance, Inc.
3.800%	11/18/2024		500,000	485,986
1.750%	11/17/2017		200,000	199,701
Wal-Mart Stores, Inc.
7.550%	02/15/2030		250,000	352,955
5.250%	09/01/2035		750,000	855,939
4.875%	07/08/2040		300,000	322,365
4.300%	04/22/2044		750,000	766,465
4.250%	04/15/2021		300,000	330,530
3.625%	07/08/2020		300,000	321,190
2.550%	04/11/2023		500,000	493,584

				8,459,441

Food Products—0.4%
Archer-Daniels Midland Co.
5.450%	03/15/2018		399,000	431,301
ConAgra Foods, Inc.
4.650%	01/25/2043		198,000	177,265
3.250%	09/15/2022		200,000	193,320
General Mills, Inc.
5.400%	06/15/2040		300,000	328,539
3.150%	12/15/2021		200,000	200,408
1.400%	10/20/2017		400,000	398,198
JM Smucker Co. (The)
2.500%	03/15/2020		500,000	496,929
Kellogg Co.
4.150%	11/15/2019		300,000	317,857
4.000%	12/15/2020		190,000	199,986
Kraft Foods Group, Inc.
6.875%	01/26/2039		380,000	451,779
6.500%	02/09/2040		200,000	233,907
5.375%	02/10/2020		209,000	229,054
Kraft Heinz Foods Co.
5.200%	07/15/2045	^	200,000	209,778
3.950%	07/15/2025	^	500,000	505,629
2.800%	07/02/2020	^	200,000	199,692
2.000%	07/02/2018	^	330,000	328,641

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value

CORPORATE OBLIGATIONS—(Continued)
McCormick & Co., Inc.
3.250%	11/15/2025	$500,000	$500,039
Mondelez International, Inc.
6.500%	02/09/2040	139,000	170,248
2.250%	02/01/2019	750,000	750,277
Tyson Foods, Inc.
2.650%	08/15/2019	750,000	751,043
Unilever Capital Corp.
4.250%	02/10/2021	300,000	327,964

			7,401,854

Gas Utilities—0.1%
Atmos Energy Corp.
4.125%	10/15/2044	350,000	336,241
ONE Gas, Inc.
3.610%	02/01/2024	500,000	509,594
Piedmont Natural Gas Co., Inc.
4.100%	09/18/2034	300,000	292,772
Southern California Gas Co.
5.125%	11/15/2040	400,000	460,525
4.450%	03/15/2044	200,000	208,112
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp.
4.400%	06/15/2021	200,000	185,951

			1,993,195

Health Care Equipment & Supplies—0.4%
Abbott Laboratories
2.950%	03/15/2025	700,000	692,048
2.000%	03/15/2020	200,000	199,452
Becton Dickinson and Co.
6.375%	08/01/2019	250,000	282,438
5.000%	11/12/2040	300,000	304,536
3.734%	12/15/2024	500,000	505,193
Boston Scientific Corp.
7.375%	01/15/2040	200,000	244,805
6.000%	01/15/2020	200,000	222,282
3.850%	05/15/2025	500,000	492,932
Covidien International Finance SA (Luxembourg)
6.000%	10/15/2017	250,000	269,411
Medtronic, Inc.
4.625%	03/15/2045	500,000	516,979
4.450%	03/15/2020	300,000	323,225
4.375%	03/15/2035	500,000	506,403
3.500%	03/15/2025	1,000,000	1,009,353
2.750%	04/01/2023	400,000	390,257
1.500%	03/15/2018	250,000	249,936
Stryker Corp.
4.375%	05/15/2044	300,000	297,444
4.100%	04/01/2043	200,000	189,439
Zimmer Biomet Holdings, Inc.
3.550%	04/01/2025	500,000	486,807

			7,182,940

Health Care Providers & Services—0.5%
Aetna, Inc.
6.625%	06/15/2036	250,000	300,918
4.125%	11/15/2042	200,000	187,877
1.500%	11/15/2017	200,000	199,337
AmerisourceBergen Corp.
3.400%	05/15/2024	200,000	195,687

Coupon Rate	Maturity Date	Face	Value

Anthem, Inc.
4.650%	01/15/2043	$200,000	$191,028
4.650%	08/15/2044	300,000	287,032
3.300%	01/15/2023	300,000	291,998
Cardinal Health, Inc.
4.600%	03/15/2043	200,000	197,840
3.200%	03/15/2023	300,000	296,661
1.700%	03/15/2018	300,000	299,346
Cigna Corp.
5.125%	06/15/2020	300,000	327,800
4.500%	03/15/2021	650,000	690,659
Dignity Health
3.812%	11/01/2024	400,000	406,936
Express Scripts Holding Co.
6.125%	11/15/2041	200,000	228,062
4.750%	11/15/2021	200,000	214,727
Humana, Inc.
3.850%	10/01/2024	400,000	403,336
McKesson Corp.
4.883%	03/15/2044	400,000	401,326
4.750%	03/01/2021	200,000	216,281
2.850%	03/15/2023	300,000	288,269
Quest Diagnostics, Inc.
4.700%	04/01/2021	300,000	318,433
UnitedHealth Group, Inc.
6.625%	11/15/2037	300,000	383,160
6.000%	02/15/2018	500,000	543,970
5.950%	02/15/2041	200,000	238,354
3.750%	07/15/2025	260,000	268,349
1.625%	03/15/2019	400,000	395,763

			7,773,149

Hotels, Restaurants & Leisure—0.2%
Carnival Corp. (Panama)
3.950%	10/15/2020	400,000	418,262
Marriott International, Inc., Series N
3.125%	10/15/2021	400,000	399,822
McDonald’s Corp.
2.750%	12/09/2020	355,000	355,161
McDonald’s Corp. MTN
5.350%	03/01/2018	500,000	535,658
4.700%	12/09/2035	165,000	164,918
4.600%	05/26/2045	750,000	724,464
3.700%	01/30/2026	260,000	260,329
Starbucks Corp.
2.000%	12/05/2018	400,000	404,038
Starwood Hotels & Resorts Worldwide, Inc.
4.500%	10/01/2034	400,000	361,686
Wyndham Worldwide Corp.
3.900%	03/01/2023	300,000	292,345

			3,916,683

Household Durables—0.0%
Whirlpool Corp. MTN
4.850%	06/15/2021	200,000	214,348

Household Products—0.2%
Clorox Co. (The)
3.800%	11/15/2021	400,000	417,225
Colgate-Palmolive Co. MTN
0.900%	05/01/2018	1,000,000	990,460
Kimberly-Clark Corp.
6.125%	08/01/2017	500,000	537,318
Procter & Gamble Co. (The)
5.800%	08/15/2034	250,000	302,920

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
5.550%	03/05/2037		$250,000	$304,421
4.700%	02/15/2019		500,000	545,039

				3,097,383

Independent Power and Renewable Electricity Producers—0.0%
Empresa Nacional de Electricidad SA (Chile)
4.250%	04/15/2024		500,000	495,640

Industrial Conglomerates—0.2%
3M Co. MTN
5.700%	03/15/2037		100,000	123,662
2.000%	06/26/2022		300,000	292,145
General Electric Co.
4.125%	10/09/2042		300,000	293,740
3.375%	03/11/2024	†	1,000,000	1,036,018
2.700%	10/09/2022		300,000	299,017
Ingersoll-Rand Global Holding Co. Ltd.
2.875%	01/15/2019		120,000	121,290
Ingersoll-Rand Luxembourg Finance SA (Luxembourg)
4.650%	11/01/2044		100,000	96,080
Koninklijke Philips NV (Netherlands)
3.750%	03/15/2022		500,000	513,977
Pentair Finance SA (Luxembourg)
5.000%	05/15/2021		250,000	260,925
Roper Technologies, Inc.
1.850%	11/15/2017		200,000	199,039

				3,235,893

Insurance—0.9%
ACE INA Holdings, Inc.
4.350%	11/03/2045		500,000	509,333
3.150%	03/15/2025		300,000	296,845
AEGON Funding Co. LLC
5.750%	12/15/2020		290,000	329,944
Aflac, Inc.
3.625%	06/15/2023		400,000	414,509
2.400%	03/16/2020		300,000	301,764
Allstate Corp. (The)
3.150%	06/15/2023		500,000	500,436
American International Group, Inc.
6.250%	05/01/2036		400,000	463,343
3.875%	01/15/2035		300,000	265,466
2.300%	07/16/2019		650,000	645,039
Aon plc (United Kingdom)
4.450%	05/24/2043		400,000	375,545
3.500%	06/14/2024		400,000	391,115
Arch Capital Group US, Inc.
5.144%	11/01/2043		150,000	152,108
AXA SA (France)
8.600%	12/15/2030		250,000	337,187
Berkshire Hathaway Finance Corp.
4.300%	05/15/2043		300,000	294,904
4.250%	01/15/2021		300,000	327,441
2.000%	08/15/2018		500,000	507,627
Chubb Corp. (The)
6.375%	04/15/2037	#	200,000	192,566
CNA Financial Corp.
5.750%	08/15/2021		300,000	336,178

Coupon Rate	Maturity Date	Face	Value

Fidelity National Financial, Inc.
6.600%	05/15/2017	$300,000	$316,643
First American Financial Corp.
4.600%	11/15/2024	500,000	507,105
Hartford Financial Services Group, Inc. (The)
6.100%	10/01/2041	150,000	174,711
Hartford Financial Services Group, Inc. (The) MTN
6.000%	01/15/2019	500,000	550,269
Lincoln National Corp.
6.150%	04/07/2036	250,000	287,565
Markel Corp.
5.000%	03/30/2043	300,000	300,494
MetLife, Inc.
7.717%	02/15/2019	500,000	581,724
5.700%	06/15/2035	250,000	289,477
4.875%	11/13/2043	300,000	315,463
3.600%	04/10/2024	500,000	513,548
PartnerRe Finance B LLC
5.500%	06/01/2020	90,000	98,892
Principal Financial Group, Inc.
3.400%	05/15/2025	350,000	343,782
Progressive Corp. (The)
6.625%	03/01/2029	150,000	188,119
Prudential Financial, Inc. MTN
6.625%	06/21/2040	100,000	123,354
5.800%	11/16/2041	200,000	227,683
5.700%	12/14/2036	250,000	283,693
5.375%	06/21/2020	300,000	333,865
3.500%	05/15/2024	400,000	402,385
Travelers Cos., Inc. (The)
6.750%	06/20/2036	500,000	657,205
Trinity Acquisition plc (United Kingdom)
4.625%	08/15/2023	500,000	513,391
Unum Group
4.000%	03/15/2024	350,000	350,012
Validus Holdings Ltd. (Bermuda)
8.875%	01/26/2040	200,000	250,758
XLIT Ltd. (Cayman Islands)
2.300%	12/15/2018	400,000	400,356

			14,651,844

Internet & Catalog Retail—0.1%
Amazon.com, Inc.
3.800%	12/05/2024	500,000	521,089
1.200%	11/29/2017	200,000	199,474
Expedia, Inc.
7.456%	08/15/2018	250,000	278,761
QVC, Inc.
5.450%	08/15/2034	350,000	303,595
3.125%	04/01/2019	120,000	118,528

			1,421,447

Internet Software & Services—0.1%
Alibaba Group Holding Ltd. (Cayman Islands)
3.600%	11/28/2024	200,000	191,768
3.125%	11/28/2021	370,000	359,520
Baidu, Inc. (Cayman Islands)
2.750%	06/09/2019	400,000	398,399
eBay, Inc.
4.000%	07/15/2042	100,000	79,318
2.600%	07/15/2022	100,000	93,221
1.350%	07/15/2017	100,000	99,246

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Google, Inc.
3.625%	05/19/2021		$300,000	$319,678

				1,541,150

IT Services—0.4%
Computer Sciences Corp.
4.450%	09/15/2022	†	200,000	205,448
Fidelity National Information Services, Inc.
5.000%	10/15/2025		230,000	236,769
3.625%	10/15/2020		310,000	314,375
2.000%	04/15/2018		200,000	196,755
1.450%	06/05/2017		750,000	740,107
Fiserv, Inc.
3.500%	10/01/2022		200,000	199,886
International Business Machines Corp.
7.000%	10/30/2025		300,000	385,219
5.700%	09/14/2017		500,000	536,422
3.625%	02/12/2024		250,000	257,625
1.625%	05/15/2020	†	400,000	390,304
MasterCard, Inc.
2.000%	04/01/2019		200,000	200,877
Visa, Inc.
4.300%	12/14/2045		330,000	335,645
4.150%	12/14/2035		190,000	192,203
3.150%	12/14/2025		495,000	496,229
2.200%	12/14/2020		515,000	514,400
Western Union Co. (The)
5.253%	04/01/2020		502,000	541,423
Xerox Corp.
6.350%	05/15/2018		500,000	534,844
4.500%	05/15/2021		200,000	202,095

				6,480,626

Leisure Products—0.0%
Hasbro, Inc.
5.100%	05/15/2044		200,000	190,714
Mattel, Inc.
2.350%	05/06/2019		300,000	297,695

				488,409

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.
5.000%	07/15/2020		100,000	107,544
Thermo Fisher Scientific, Inc.
4.150%	02/01/2024		500,000	520,206
2.400%	02/01/2019		750,000	750,223

				1,377,973

Machinery—0.2%
Caterpillar, Inc.
4.750%	05/15/2064		500,000	482,963
3.400%	05/15/2024		500,000	507,042
Deere & Co.
4.375%	10/16/2019		500,000	539,992
Dover Corp.
5.375%	03/01/2041		300,000	343,186
Illinois Tool Works, Inc.
3.500%	03/01/2024		350,000	360,067
Parker-Hannifin Corp. MTN
3.500%	09/15/2022		100,000	103,296

Coupon Rate	Maturity Date		Face	Value

Stanley Black & Decker, Inc.
3.400%	12/01/2021		$290,000	$295,705

				2,632,251

Media—1.1%
21st Century Fox America, Inc.
7.750%	12/01/2045		200,000	261,542
6.200%	12/15/2034		1,000,000	1,138,742
6.150%	02/15/2041		300,000	338,252
5.650%	08/15/2020		500,000	559,779
CBS Corp.
7.875%	07/30/2030		250,000	319,420
5.750%	04/15/2020		200,000	222,205
4.850%	07/01/2042		250,000	225,179
1.950%	07/01/2017		300,000	300,204
CCO Safari II LLC
6.834%	10/23/2055	^	360,000	355,884
4.908%	07/23/2025	^	570,000	570,306
3.579%	07/23/2020	^	500,000	497,418
Comcast Corp.
7.050%	03/15/2033		300,000	387,691
6.500%	01/15/2017		250,000	263,193
6.450%	03/15/2037		500,000	623,461
5.650%	06/15/2035		200,000	233,186
4.600%	08/15/2045		250,000	253,741
4.500%	01/15/2043		200,000	199,641
3.375%	08/15/2025		400,000	405,434
2.850%	01/15/2023		500,000	497,237
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
6.375%	03/01/2041		500,000	538,395
5.200%	03/15/2020		200,000	216,806
3.800%	03/15/2022		300,000	302,311
Discovery Communications LLC
5.625%	08/15/2019		400,000	435,640
Grupo Televisa SAB (Mexico)
5.000%	05/13/2045		700,000	605,363
Historic TW, Inc.
9.150%	02/01/2023		300,000	389,766
Interpublic Group of Cos., Inc. (The)
4.200%	04/15/2024		250,000	248,120
NBCUniversal Media LLC
6.400%	04/30/2040		200,000	249,725
5.950%	04/01/2041		250,000	299,610
4.375%	04/01/2021		250,000	271,749
Thomson Reuters Corp. (Canada)
6.500%	07/15/2018		300,000	331,360
3.950%	09/30/2021		200,000	206,766
Time Warner Cable, Inc.
8.750%	02/14/2019		500,000	580,428
6.750%	06/15/2039		200,000	201,310
4.500%	09/15/2042		1,050,000	826,893
Time Warner Entertainment Co. LP
8.375%	03/15/2023		250,000	307,453
8.375%	07/15/2033		250,000	295,651
Time Warner, Inc.
7.700%	05/01/2032		400,000	500,519
5.375%	10/15/2041		250,000	256,654
4.050%	12/15/2023		750,000	766,531
3.875%	01/15/2026		500,000	496,719
Viacom, Inc.
6.875%	04/30/2036		300,000	297,986
4.500%	03/01/2021		200,000	206,708
4.375%	03/15/2043		200,000	147,010
2.750%	12/15/2019		225,000	222,165

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Walt Disney Co. (The) MTN
3.750%	06/01/2021		$200,000	$213,794
3.700%	12/01/2042		200,000	186,743
2.350%	12/01/2022		200,000	197,620
1.100%	12/01/2017		250,000	249,280
Walt Disney Co. (The), Series B MTN
7.000%	03/01/2032		210,000	288,347
WPP Finance 2010 (United Kingdom)
3.750%	09/19/2024		300,000	298,994

				18,288,931

Metals & Mining—0.4%
Barrick PD Australia Finance Pty Ltd. (Australia)
5.950%	10/15/2039		400,000	273,700
BHP Billiton Finance USA Ltd. (Australia)
6.500%	04/01/2019		500,000	551,176
5.000%	09/30/2043		350,000	315,701
4.125%	02/24/2042		400,000	316,886
1.625%	02/24/2017		400,000	399,298
Freeport-McMoRan, Inc.
3.875%	03/15/2023		800,000	460,000
3.550%	03/01/2022		400,000	234,000
2.300%	11/14/2017		500,000	428,125
Goldcorp, Inc. (Canada)
3.625%	06/09/2021		400,000	376,068
Newmont Mining Corp.
6.250%	10/01/2039		200,000	160,210
3.500%	03/15/2022		400,000	357,007
Rio Tinto Alcan, Inc. (Canada)
6.125%	12/15/2033		150,000	150,381
Rio Tinto Finance USA Ltd. (Australia)
3.500%	11/02/2020		226,000	221,780
Rio Tinto Finance USA plc (United Kingdom)
4.750%	03/22/2042		300,000	258,271
3.500%	03/22/2022		500,000	471,932
2.250%	12/14/2018		400,000	390,299
2.000%	03/22/2017		500,000	499,712
Southern Copper Corp.
7.500%	07/27/2035		250,000	234,853
5.875%	04/23/2045		500,000	385,351
Vale Overseas Ltd. (Cayman Islands)
6.875%	11/21/2036	†	400,000	281,616
6.250%	01/23/2017		500,000	499,548
4.625%	09/15/2020	†	500,000	416,535

				7,682,449

Multiline Retail—0.2%
Dollar General Corp.
1.875%	04/15/2018		500,000	495,458
Kohl’s Corp.
4.000%	11/01/2021	†	300,000	308,306
Macy’s Retail Holdings, Inc.
6.900%	04/01/2029		100,000	112,941
6.650%	07/15/2024		100,000	112,834
4.300%	02/15/2043		200,000	154,084
Nordstrom, Inc.
4.000%	10/15/2021		100,000	105,789
Target Corp.
6.350%	11/01/2032		500,000	626,549
6.000%	01/15/2018		500,000	545,107

Coupon Rate	Maturity Date	Face	Value

4.000%	07/01/2042	$200,000	$195,748

			2,656,816

Multi-Utilities—0.3%
Ameren Illinois Co.
2.700%	09/01/2022	400,000	393,607
Berkshire Hathaway Energy Co.
6.125%	04/01/2036	200,000	233,943
2.400%	02/01/2020	750,000	743,719
CMS Energy Corp.
4.700%	03/31/2043	500,000	494,509
Consolidated Edison Co. of New York, Inc., Series 09-C
5.500%	12/01/2039	300,000	341,471
Consumers Energy Co., Series 10YR
3.125%	08/31/2024	500,000	499,645
Dominion Resources, Inc.
2.500%	12/01/2019	400,000	398,890
Dominion Resources, Inc., Series C
4.900%	08/01/2041	300,000	294,624
NiSource Finance Corp.
5.450%	09/15/2020	500,000	548,686
5.250%	02/15/2043	300,000	319,888
Puget Sound Energy, Inc.
4.434%	11/15/2041	300,000	309,784
Sempra Energy
6.150%	06/15/2018	250,000	273,027

			4,851,793

Oil, Gas & Consumable Fuels—2.1%
Alberta Energy Co. Ltd. (Canada)
7.375%	11/01/2031	400,000	365,789
Anadarko Petroleum Corp.
8.700%	03/15/2019	500,000	568,477
Apache Corp.
5.250%	02/01/2042	500,000	444,694
Apache Finance Canada Corp. (Canada)
7.750%	12/15/2029	150,000	191,551
Boardwalk Pipelines LP
3.375%	02/01/2023	200,000	161,055
BP Capital Markets plc (United Kingdom)
4.500%	10/01/2020	300,000	321,289
3.814%	02/10/2024	350,000	350,180
3.245%	05/06/2022	200,000	197,676
2.750%	05/10/2023	500,000	469,956
2.237%	05/10/2019	500,000	500,904
1.846%	05/05/2017	200,000	200,997
Buckeye Partners LP
2.650%	11/15/2018	250,000	240,674
Canadian Natural Resources Ltd. (Canada)
5.850%	02/01/2035	500,000	444,635
3.450%	11/15/2021	200,000	188,722
Cenovus Energy, Inc. (Canada)
5.700%	10/15/2019	200,000	209,782
CenterPoint Energy Resources Corp.
4.500%	01/15/2021	434,000	456,025
Chevron Corp.
3.191%	06/24/2023	400,000	402,514
2.355%	12/05/2022	400,000	382,318
1.790%	11/16/2018	660,000	654,299
1.345%	11/15/2017	500,000	498,563
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
4.250%	05/09/2043	200,000	185,104
3.000%	05/09/2023	200,000	187,803
1.750%	05/09/2018	200,000	197,015

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Columbia Pipeline Group, Inc.
5.800%	06/01/2045	^	$350,000	$308,264
ConocoPhillips Canada Funding Co. I (Canada)
5.950%	10/15/2036		500,000	515,117
ConocoPhillips Co.
4.300%	11/15/2044		500,000	416,458
ConocoPhillips Holding Co.
6.950%	04/15/2029		500,000	573,465
Continental Resources, Inc.
4.500%	04/15/2023		400,000	287,799
3.800%	06/01/2024	†	300,000	211,682
Devon Energy Corp.
7.950%	04/15/2032		350,000	362,505
5.850%	12/15/2025	†	500,000	487,174
5.600%	07/15/2041		100,000	75,805
Dominion Gas Holdings LLC
3.600%	12/15/2024		500,000	495,366
3.550%	11/01/2023		250,000	246,711
Ecopetrol SA (Colombia)
4.250%	09/18/2018		500,000	498,750
4.125%	01/16/2025		400,000	321,000
Enable Midstream Partners LP
5.000%	05/15/2044		350,000	207,072
Enbridge Energy Partners LP
9.875%	03/01/2019		300,000	341,853
7.375%	10/15/2045		90,000	86,479
Encana Corp. (Canada)
5.150%	11/15/2041		300,000	201,230
3.900%	11/15/2021	†	300,000	247,939
Energy Transfer Partners LP
6.500%	02/01/2042		400,000	326,223
5.200%	02/01/2022		300,000	280,633
5.150%	03/15/2045		300,000	212,706
4.050%	03/15/2025		750,000	617,077
Enterprise Products Operating LLC
5.950%	02/01/2041		200,000	184,279
5.100%	02/15/2045		250,000	210,134
4.450%	02/15/2043		200,000	153,110
3.700%	02/15/2026		170,000	152,804
3.350%	03/15/2023		300,000	271,702
2.550%	10/15/2019		400,000	383,826
1.650%	05/07/2018		200,000	195,221
Enterprise Products Operating LLC, Series D
6.875%	03/01/2033		150,000	156,979
EOG Resources, Inc.
4.100%	02/01/2021		300,000	316,697
Exxon Mobil Corp.
3.567%	03/06/2045		300,000	282,702
3.176%	03/15/2024		400,000	406,421
2.709%	03/06/2025		300,000	293,706
Hess Corp.
7.300%	08/15/2031		250,000	248,779
1.300%	06/15/2017		400,000	391,538
Husky Energy, Inc. (Canada)
3.950%	04/15/2022		200,000	185,640
Kerr-McGee Corp.
7.875%	09/15/2031		750,000	811,018
Kinder Morgan Energy Partners LP
6.550%	09/15/2040		300,000	255,770
6.500%	02/01/2037		300,000	258,398

Coupon Rate	Maturity Date		Face	Value

5.950%	02/15/2018		$300,000	$307,740
5.000%	03/01/2043		200,000	148,634
4.700%	11/01/2042		200,000	141,183
4.150%	03/01/2022		500,000	444,874
3.500%	09/01/2023		400,000	332,183
Magellan Midstream Partners LP
4.200%	12/01/2042		200,000	147,905
Marathon Oil Corp.
5.900%	03/15/2018		455,000	460,388
Marathon Petroleum Corp.
5.850%	12/15/2045		500,000	466,232
5.000%	09/15/2054		400,000	321,569
Nexen Energy ULC (Canada)
6.400%	05/15/2037		500,000	560,455
Noble Energy, Inc.
5.250%	11/15/2043		300,000	242,807
Occidental Petroleum Corp.
2.700%	02/15/2023		300,000	282,613
1.750%	02/15/2017		750,000	751,624
ONEOK Partners LP
6.150%	10/01/2016		160,000	164,278
4.900%	03/15/2025		200,000	168,746
3.375%	10/01/2022		300,000	243,690
Petro-Canada (Canada)
5.950%	05/15/2035		100,000	100,548
Phillips 66
4.300%	04/01/2022		400,000	412,080
Pioneer Natural Resources Co.
3.950%	07/15/2022		200,000	182,836
Plains All American Pipeline LP/PAA Finance Corp.
4.300%	01/31/2043		200,000	132,102
2.850%	01/31/2023		400,000	330,455
Regency Energy Partners LP/Regency Energy Finance Corp.
5.875%	03/01/2022		250,000	235,938
Southwestern Energy Co.
3.300%	01/23/2018	†	250,000	205,313
Statoil ASA (Norway)
5.100%	08/17/2040		300,000	317,722
3.150%	01/23/2022		500,000	499,151
2.650%	01/15/2024		300,000	281,115
1.250%	11/09/2017		500,000	495,174
1.150%	05/15/2018	†	300,000	295,236
Suncor Energy, Inc. (Canada)
7.150%	02/01/2032		500,000	569,080
Sunoco Logistics Partners Operations LP
4.950%	01/15/2043		200,000	143,480
3.450%	01/15/2023		200,000	169,062
Tennessee Gas Pipeline Co. LLC
7.000%	10/15/2028		350,000	337,703
Texas Eastern Transmission LP
7.000%	07/15/2032		150,000	165,149
Total Capital International SA (France)
3.700%	01/15/2024		250,000	253,823
2.875%	02/17/2022		400,000	398,100
2.100%	06/19/2019		300,000	298,000
Total Capital SA (France)
4.450%	06/24/2020		300,000	323,220
TransCanada PipeLines Ltd. (Canada)
6.350%	05/15/2067	#	1,000,000	757,500
5.850%	03/15/2036		500,000	515,832
3.750%	10/16/2023		400,000	394,308
Valero Energy Corp.
6.625%	06/15/2037		500,000	504,145
6.125%	06/15/2017		250,000	263,306

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Western Gas Partners LP
2.600%	08/15/2018		$250,000	$241,718
Williams Cos., Inc. (The)
7.875%	09/01/2021		230,000	207,229
Williams Partners LP
6.300%	04/15/2040		100,000	76,942
5.250%	03/15/2020		100,000	92,960
4.500%	11/15/2023		350,000	283,737
4.125%	11/15/2020		300,000	268,121
4.000%	09/15/2025		70,000	52,512
Williams Partners LP/ACMP Finance Corp.
4.875%	05/15/2023		350,000	284,150

				35,572,722

Paper & Forest Products—0.1%
International Paper Co.
7.500%	08/15/2021		500,000	594,469
7.300%	11/15/2039		250,000	285,809

				880,278

Pharmaceuticals—1.0%
AbbVie, Inc.
4.700%	05/14/2045		220,000	215,888
4.500%	05/14/2035		230,000	226,027
4.400%	11/06/2042		300,000	281,247
3.600%	05/14/2025		390,000	385,662
2.900%	11/06/2022		300,000	290,676
2.500%	05/14/2020		420,000	416,204
2.000%	11/06/2018		300,000	298,869
1.750%	11/06/2017		300,000	299,552
Actavis Funding SCS (Luxembourg)
4.750%	03/15/2045		500,000	489,421
4.550%	03/15/2035		300,000	292,477
3.000%	03/12/2020		560,000	560,955
2.350%	03/12/2018		300,000	300,472
1.300%	06/15/2017		300,000	297,253
Actavis, Inc.
6.125%	08/15/2019		500,000	557,981
AstraZeneca plc (United Kingdom)
5.900%	09/15/2017		250,000	267,869
4.000%	09/18/2042		300,000	280,869
3.375%	11/16/2025		255,000	253,680
2.375%	11/16/2020	†	270,000	268,379
Bristol-Myers Squibb Co.
3.250%	08/01/2042		200,000	173,628
Eli Lilly & Co.
3.700%	03/01/2045		500,000	468,926
GlaxoSmithKline Capital plc (United Kingdom)
2.850%	05/08/2022		300,000	302,592
GlaxoSmithKline Capital, Inc.
2.800%	03/18/2023		1,200,000	1,197,672
Johnson & Johnson
4.950%	05/15/2033		200,000	232,398
4.850%	05/15/2041		200,000	229,283
3.550%	05/15/2021		200,000	213,371
Merck & Co., Inc.
6.550%	09/15/2037		200,000	260,859
6.500%	12/01/2033		250,000	319,319
3.600%	09/15/2042		200,000	182,611
2.400%	09/15/2022		200,000	196,156
1.100%	01/31/2018		200,000	198,957

Coupon Rate	Maturity Date		Face	Value

Merck Sharp & Dohme Corp.
5.000%	06/30/2019		$500,000	$551,899
Mylan NV (Netherlands)
3.750%	12/15/2020	^	500,000	501,085
Mylan, Inc.
5.400%	11/29/2043		250,000	231,712
Novartis Capital Corp.
4.400%	05/06/2044		230,000	240,867
4.000%	11/20/2045		500,000	491,849
3.400%	05/06/2024		500,000	517,129
Novartis Securities Investment Ltd. (Bermuda)
5.125%	02/10/2019		500,000	548,583
Perrigo Co. plc (Ireland)
2.300%	11/08/2018		300,000	295,943
Pfizer, Inc.
6.050%	03/30/2017		600,000	636,164
4.400%	05/15/2044		350,000	356,308
3.400%	05/15/2024		350,000	359,466
3.000%	06/15/2023		1,000,000	1,008,367
Pharmacia Corp.
6.500%	12/01/2018		350,000	394,952
Teva Pharmaceutical Finance Co. LLC
6.150%	02/01/2036		13,000	14,255
Teva Pharmaceutical Finance IV LLC
2.250%	03/18/2020		200,000	193,725
Wyeth LLC
6.500%	02/01/2034		250,000	312,248
Zoetis, Inc.
4.700%	02/01/2043		200,000	175,227
3.250%	02/01/2023		300,000	286,900

				17,075,932

Professional Services—0.0%
Verisk Analytics, Inc.
4.000%	06/15/2025		496,000	482,701

Real Estate Investment Trusts (REITs)—0.7%
Alexandria Real Estate Equities, Inc.
2.750%	01/15/2020		500,000	492,011
American Tower Corp.
4.500%	01/15/2018		500,000	521,699
3.500%	01/31/2023		400,000	391,572
AvalonBay Communities, Inc. MTN
3.625%	10/01/2020		300,000	311,735
2.850%	03/15/2023		300,000	290,069
Boston Properties LP
4.125%	05/15/2021		300,000	314,975
3.125%	09/01/2023		450,000	438,866
Brandywine Operating Partnership LP
3.950%	02/15/2023		300,000	292,499
CBL & Associates LP
4.600%	10/15/2024		400,000	377,692
CubeSmart LP
4.375%	12/15/2023		300,000	309,175
DDR Corp.
4.625%	07/15/2022		200,000	206,903
Duke Realty LP
3.875%	10/15/2022		200,000	201,209
ERP Operating LP
3.000%	04/15/2023		200,000	196,652
Federal Realty Investment Trust
2.750%	06/01/2023		200,000	191,328
HCP, Inc.
4.250%	11/15/2023		400,000	401,226

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value

CORPORATE OBLIGATIONS—(Continued)
HCP, Inc. MTN
6.700%	01/30/2018	$250,000	$271,975
Highwoods Realty LP
3.200%	06/15/2021	400,000	389,622
Hospitality Properties Trust
5.000%	08/15/2022	300,000	308,564
Host Hotels & Resorts LP
6.000%	10/01/2021	300,000	332,392
Kimco Realty Corp.
3.125%	06/01/2023	200,000	193,953
Lexington Realty Trust
4.400%	06/15/2024	200,000	199,226
Liberty Property LP
3.375%	06/15/2023	300,000	284,991
National Retail Properties, Inc.
3.900%	06/15/2024	400,000	396,378
Omega Healthcare Investors, Inc.
4.950%	04/01/2024	350,000	354,053
Realty Income Corp.
5.875%	03/15/2035	200,000	223,136
2.000%	01/31/2018	100,000	100,105
Regency Centers LP
3.750%	06/15/2024	200,000	198,915
Simon Property Group LP
4.750%	03/15/2042	400,000	428,135
4.375%	03/01/2021	400,000	433,979
2.800%	01/30/2017	500,000	506,625
Ventas Realty LP
1.250%	04/17/2017	500,000	496,469
Ventas Realty LP/Ventas Capital Corp.
4.250%	03/01/2022	400,000	412,916
Vornado Realty LP
2.500%	06/30/2019	250,000	246,414
Weingarten Realty Investors
3.375%	10/15/2022	170,000	166,061
Welltower, Inc.
6.125%	04/15/2020	300,000	336,340
4.500%	01/15/2024	200,000	204,939
Weyerhaeuser Co.
7.375%	03/15/2032	300,000	357,889
WP Carey, Inc.
4.600%	04/01/2024	350,000	349,609

			12,130,297

Real Estate Management & Development—0.0%
Brookfield Asset Management, Inc. (Canada)
4.000%	01/15/2025	300,000	293,456

Road & Rail—0.4%
Burlington Northern Santa Fe LLC
7.950%	08/15/2030	300,000	417,554
5.650%	05/01/2017	500,000	526,003
5.150%	09/01/2043	350,000	370,514
3.450%	09/15/2021	200,000	204,663
3.000%	04/01/2025	300,000	289,016
Canadian National Railway Co. (Canada)
2.950%	11/21/2024	100,000	98,693
2.250%	11/15/2022	300,000	288,120
Canadian Pacific Railway Co. (Canada)
7.250%	05/15/2019	300,000	342,198
3.700%	02/01/2026	160,000	157,775

Coupon Rate	Maturity Date		Face	Value

CSX Corp.
7.375%	02/01/2019		$300,000	$343,627
6.000%	10/01/2036		334,000	379,474
4.500%	08/01/2054		500,000	455,587
Norfolk Southern Corp.
5.900%	06/15/2019		300,000	333,712
4.800%	08/15/2043		350,000	341,360
3.850%	01/15/2024		200,000	204,007
3.250%	12/01/2021		200,000	199,749
Ryder System, Inc. MTN
2.350%	02/26/2019		400,000	396,739
Union Pacific Corp.
4.821%	02/01/2044		557,000	607,052
3.750%	03/15/2024		500,000	525,098

				6,480,941

Semiconductors & Semiconductor Equipment—0.2%
Intel Corp.
4.900%	07/29/2045		300,000	317,841
4.800%	10/01/2041		300,000	313,445
4.250%	12/15/2042		200,000	193,251
3.300%	10/01/2021		300,000	310,989
1.350%	12/15/2017		400,000	400,647
KLA-Tencor Corp.
3.375%	11/01/2019		350,000	353,906
Texas Instruments, Inc.
1.650%	08/03/2019		275,000	272,362
0.875%	03/12/2017		750,000	747,341
Xilinx, Inc.
2.125%	03/15/2019		150,000	148,731

				3,058,513

Software—0.4%
Microsoft Corp.
4.750%	11/03/2055		90,000	93,475
4.500%	10/01/2040		300,000	312,649
4.450%	11/03/2045		277,000	286,357
4.200%	11/03/2035		295,000	301,840
3.750%	02/12/2045		300,000	277,134
3.625%	12/15/2023		750,000	788,944
2.700%	02/12/2025	†	300,000	293,059
2.000%	11/03/2020		270,000	270,261
1.850%	02/12/2020		300,000	300,753
Oracle Corp.
5.750%	04/15/2018		500,000	545,741
5.375%	07/15/2040		500,000	557,407
4.500%	07/08/2044		350,000	352,985
3.900%	05/15/2035		280,000	263,052
2.800%	07/08/2021		350,000	354,787
2.500%	10/15/2022		400,000	390,989
2.250%	10/08/2019		1,000,000	1,010,980

				6,400,413

Specialty Retail—0.2%
AutoNation, Inc.
6.750%	04/15/2018		200,000	217,785
Bed Bath & Beyond, Inc.
3.749%	08/01/2024	†	500,000	488,581
Gap, Inc. (The)
5.950%	04/12/2021	†	200,000	211,817
Home Depot, Inc. (The)
5.875%	12/16/2036		550,000	671,659
2.000%	06/15/2019		400,000	402,998

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Lowe’s Cos., Inc.
5.800%	04/15/2040		$300,000	$360,241
4.250%	09/15/2044		400,000	399,094
Staples, Inc.
4.375%	01/12/2023		170,000	162,704
TJX Cos., Inc. (The)
2.750%	06/15/2021		300,000	304,685

				3,219,564

Technology Hardware, Storage & Peripherals—0.4%
Apple, Inc.
4.375%	05/13/2045		450,000	455,497
3.850%	05/04/2043		300,000	277,072
3.450%	05/06/2024		400,000	414,827
3.200%	05/13/2025		350,000	354,664
2.850%	05/06/2021		500,000	512,429
2.400%	05/03/2023		300,000	292,602
2.000%	05/06/2020		440,000	439,817
1.050%	05/05/2017	†	500,000	500,392
1.000%	05/03/2018		200,000	198,443
EMC Corp.
1.875%	06/01/2018		500,000	466,700
Hewlett Packard Enterprise Co.
6.350%	10/15/2045	^	400,000	380,965
4.900%	10/15/2025	^	290,000	284,924
3.600%	10/15/2020	^	430,000	431,449
2.850%	10/05/2018	^	440,000	440,043
HP, Inc.
6.000%	09/15/2041		200,000	175,159
4.650%	12/09/2021		300,000	299,249
3.750%	12/01/2020	†	81,000	80,460
Seagate HDD Cayman (Cayman Islands)
4.750%	06/01/2023		400,000	350,641

				6,355,333

Textiles, Apparel & Luxury Goods—0.0%
NIKE, Inc.
3.625%	05/01/2043		300,000	278,751
2.250%	05/01/2023		300,000	293,355

				572,106

Thrifts & Mortgage Finance—0.1%
Abbey National Treasury Services plc (United Kingdom)
3.050%	08/23/2018		350,000	359,359
2.350%	09/10/2019		400,000	400,731
BPCE SA (France)
4.000%	04/15/2024		750,000	772,477
Santander Bank NA
2.000%	01/12/2018		300,000	297,940

				1,830,507

Tobacco—0.3%
Altria Group, Inc.
9.950%	11/10/2038		97,000	155,931
9.250%	08/06/2019		524,000	641,869
4.250%	08/09/2042		450,000	414,478
4.000%	01/31/2024		500,000	518,884
Philip Morris International, Inc.
5.650%	05/16/2018		1,500,000	1,637,086
4.375%	11/15/2041		200,000	199,322
2.900%	11/15/2021		200,000	202,553

Coupon Rate	Maturity Date		Face	Value

Reynolds American, Inc.
6.875%	05/01/2020		$300,000	$346,413
6.150%	09/15/2043		300,000	341,523
4.450%	06/12/2025		400,000	419,121
3.250%	06/12/2020		500,000	508,674

				5,385,854

Trading Companies & Distributors—0.0%
Air Lease Corp.
3.750%	02/01/2022		140,000	137,696
3.375%	01/15/2019	†	200,000	201,500
GATX Corp.
4.750%	06/15/2022		300,000	315,269

				654,465

Wireless Telecommunication Services—0.2%
America Movil SAB de CV (Mexico)
6.125%	03/30/2040		300,000	332,204
5.000%	03/30/2020		400,000	434,885
3.125%	07/16/2022		500,000	492,748
Rogers Communications, Inc. (Canada)
7.500%	08/15/2038		120,000	155,814
6.800%	08/15/2018		200,000	223,358
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030		350,000	458,680
Vodafone Group plc (United Kingdom)
7.875%	02/15/2030		250,000	305,560
6.150%	02/27/2037		200,000	197,938
5.625%	02/27/2017		500,000	522,165
1.500%	02/19/2018		300,000	296,821

				3,420,173

TOTAL CORPORATE OBLIGATIONS
(Cost $428,738,500)				423,306,166

MORTGAGE-BACKED SECURITIES—30.6%
Commercial Mortgage-Backed Securities—1.3%
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4
5.492%	02/10/2051		1,695,445	1,757,633
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4
5.537%	10/12/2041		873,063	885,043
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A2
2.962%	11/10/2046		1,000,000	1,020,410
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A1
1.199%	03/10/2047		360,449	353,090
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4
3.622%	07/10/2047		650,000	666,252
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4
5.322%	12/11/2049		892,908	908,569
COMM Mortgage Trust, Series 2013-CR11, Class B
5.163%	10/10/2046	#	500,000	548,909
COMM Mortgage Trust, Series 2013-LC13, Class A4
3.916%	08/10/2046		1,000,000	1,053,456
COMM Mortgage Trust, Series 2014-CR15, Class A4
4.074%	02/10/2047	#	500,000	530,242

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

MORTGAGE-BACKED SECURITIES—(Continued)
COMM Mortgage Trust, Series 2014-CR16, Class A4
4.051%	04/10/2047		$500,000	$527,688
COMM Mortgage Trust, Series 2014-UBS2, Class A1
1.298%	03/10/2047		754,080	745,069
COMM Mortgage Trust, Series 2015-CR22
2.856%	03/10/2048		216,000	219,108
COMM Mortgage Trust, Series 2015-LC19, Class A4
3.183%	02/10/2048		1,000,000	984,941
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4
5.736%	12/10/2049		804,533	831,037
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4
5.444%	03/10/2039		843,954	863,371
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A4
3.377%	05/10/2045		1,000,000	1,026,074
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A4
5.794%	02/12/2051	#	441,822	459,785
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4
5.882%	02/15/2051	#	1,000,000	1,038,135
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3
5.420%	01/15/2049		452,729	462,435
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3
3.507%	05/15/2045		500,000	517,056
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5
3.775%	08/15/2047		1,000,000	1,033,060
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4
3.801%	09/15/2047		500,000	514,129
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.858%	11/15/2045		500,000	499,255
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A2
3.085%	08/15/2046		700,000	715,588
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4
3.102%	05/15/2046		800,000	799,571
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class A4
4.051%	04/15/2047		1,000,000	1,057,634
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4
3.091%	08/10/2049		550,000	552,760
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5
2.850%	12/10/2045		500,000	492,297
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class ASB
3.477%	08/15/2050		1,000,000	1,025,726

Coupon Rate	Maturity Date		Face	Value

Wells Fargo Commercial Mortgage Trust, Series 2015-C28
3.290%	05/15/2048		$1,000,000	$990,356

				23,078,679

U.S. Government Agency Mortgage-Backed Securities—29.3%
Federal Home Loan Mortgage Corp.
7.500%	06/01/2027- 10/01/2029		132,281	154,941
7.000%	02/01/2016- 09/01/2036		193,630	210,847
6.500%	03/01/2016- 01/01/2039		734,770	844,124
6.254%	01/01/2037	#	62,302	64,298
6.000%	11/01/2016- 10/01/2038		2,013,197	2,280,425
5.759%	02/01/2037	#	84,068	88,784
5.500%	02/01/2018- 08/01/2039		4,030,906	4,472,131
5.000%	08/01/2017- 07/01/2041		7,066,335	7,732,015
4.500%	08/01/2018- 02/01/2045		11,599,797	12,511,701
4.000%	07/01/2018- 10/01/2045		22,666,826	23,997,594
3.500%	06/01/2022- 10/01/2045		24,941,556	25,786,570
3.000%	10/01/2026- 12/01/2045		28,947,557	29,249,822
2.984%	06/01/2041	#	53,688	57,022
2.660%	01/01/2042	#	175,368	184,414
2.500%	08/01/2027- 07/01/2043		6,978,345	7,073,920
2.415%	10/01/2043	#	568,140	578,080
2.145%	08/01/2043	#	682,190	690,418
2.000%	08/01/2029		991,838	983,697
Federal Home Loan Mortgage Corp. TBA
5.000%- 4.000%	01/15/2046- 02/15/2046		950,000	985,674
3.500%	01/15/2031- 02/15/2046		11,450,000	11,787,782
3.000%	01/15/2031- 02/15/2046		1,850,000	1,873,056
2.500%	01/15/2031		2,925,000	2,951,184
Federal National Mortgage Association
7.500%	06/01/2030- 07/01/2031		14,880	15,935
7.000%	03/01/2030- 04/01/2038		428,116	480,663
6.500%	02/01/2017- 10/01/2039		726,031	836,606
6.000%	06/01/2016- 11/01/2039		2,827,306	3,199,701
5.500%	01/01/2018- 09/01/2041		8,271,627	9,244,016
5.000%	03/01/2018- 08/01/2041		9,823,686	10,812,351
4.500%	03/01/2018- 02/01/2045		18,671,662	20,178,995
4.000%	08/01/2018- 02/01/2045		24,688,537	26,186,900
3.577%	08/01/2040	#	77,675	81,877
3.510%	02/01/2041	#	84,617	88,165

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

MORTGAGE-BACKED SECURITIES—(Continued)
3.500%	09/01/2025- 08/01/2045		$32,611,814	$33,836,786
3.440%	05/01/2041	#	111,008	116,855
3.000%	09/01/2021- 12/01/2045		37,351,273	37,864,521
2.936%	05/01/2042	#	226,869	232,939
2.820%	01/01/2042	#	322,259	333,612
2.670%	12/01/2043	#	49,302	50,901
2.500%	08/01/2027- 09/01/2043		11,140,447	11,216,745
2.465%	06/01/2040	#	75,776	80,509
2.445%	02/01/2037	#	60,792	65,081
2.000%	09/01/2029- 05/01/2030		1,750,760	1,729,009
Federal National Mortgage Association—ACES, Series 2012-M5, Class A2
2.715%	02/25/2022		1,000,000	1,015,639
Federal National Mortgage Association—ACES, Series 2013-M14, Class APT
2.505%	04/25/2023	#	914,072	914,455
Federal National Mortgage Association—ACES, Series 2014-M3, Class AB2
3.462%	01/25/2024	#	640,000	665,665
Federal National Mortgage Association—ACES, Series 2015-M1, Class A2
2.532%	09/25/2024		1,500,000	1,458,614
Federal National Mortgage Association TBA
6.500%- 4.000%	01/25/2031- 02/25/2046		17,200,000	18,191,231
3.500%	01/25/2046- 02/25/2046		26,150,000	26,977,845
3.000%	01/25/2031- 02/25/2046		13,000,000	13,042,601
2.500%- 2.000%	01/25/2031- 01/25/2046		3,075,000	3,100,317
FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2
4.184%	12/25/2020	#	900,000	978,988
FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2
3.871%	04/25/2021		1,500,000	1,598,848
FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2
2.873%	12/25/2021		575,000	591,083
FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2
3.320%	02/25/2023	#	1,000,000	1,042,422
FHLMC Multifamily Structured Pass Through Certificates, Series K032, Class A1
3.016%	02/25/2023		416,314	431,326
FHLMC Multifamily Structured Pass Through Certificates, Series K032, Class A2
3.310%	05/25/2023	#	865,000	899,416
FHLMC Multifamily Structured Pass Through Certificates, Series K033, Class A2
3.060%	07/25/2023	#	800,000	817,927
FHLMC Multifamily Structured Pass Through Certificates, Series K714, Class A1
2.075%	12/25/2019		512,348	517,218

Coupon Rate	Maturity Date		Face	Value

Government National Mortgage Association
7.500%	12/15/2029- 05/15/2032		$207,110	$250,476
6.500%	03/15/2026- 01/15/2039		644,827	740,282
6.000%	02/15/2033- 12/15/2039		1,357,957	1,546,723
5.500%	01/15/2024- 07/20/2040		2,786,773	3,133,614
5.000%	03/20/2033- 10/20/2044		8,320,845	9,194,435
4.500%	04/20/2026- 10/20/2045		14,830,055	16,030,513
4.000%	08/15/2024- 11/20/2045		23,912,002	25,480,426
3.500%	12/15/2025- 12/20/2045		19,399,303	20,269,421
3.500%	03/20/2041- 05/20/2041	#	483,467	498,783
3.000%	11/20/2041- 07/20/2042	#	648,531	669,084
3.000%	04/15/2027- 12/20/2045		19,029,298	19,378,115
2.500%	12/20/2027- 06/20/2045		1,374,665	1,369,371
2.500%	12/20/2040- 11/20/2043	#	259,541	265,160
Government National Mortgage Association TBA
5.000%- 4.000%	01/15/2046- 02/15/2046		1,975,000	2,060,371
3.500%	01/15/2046- 02/15/2046		26,450,000	27,574,889
3.000%	01/15/2046- 02/15/2046		8,625,000	8,741,416

				500,657,340

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $517,974,113)				523,736,019

U.S. TREASURY OBLIGATIONS—35.8%
U.S. Treasury Bonds—6.0%
U.S. Treasury Bond
9.125%	05/15/2018		1,060,000	1,258,170
8.875%	02/15/2019		2,035,000	2,504,839
8.500%	02/15/2020		951,000	1,211,392
7.625%	11/15/2022		2,500,000	3,394,630
7.250%	08/15/2022		2,720,000	3,598,955
6.625%	02/15/2027		715,000	1,014,211
6.500%	11/15/2026		60,000	83,979
6.375%	08/15/2027		1,070,000	1,503,538
6.250%	08/15/2023		2,415,000	3,118,651
6.125%	11/15/2027- 08/15/2029		1,652,000	2,302,770
5.375%	02/15/2031		1,590,000	2,156,779
5.000%	05/15/2037		1,880,000	2,577,215
4.750%	02/15/2041		2,223,000	2,955,721
4.625%	02/15/2040		2,183,000	2,844,211
4.500%	05/15/2038		2,115,000	2,716,536
4.375%	11/15/2039- 05/15/2041		5,615,000	7,073,838
4.250%	05/15/2039- 11/15/2040		4,313,000	5,331,766
3.875%	08/15/2040		1,850,000	2,163,560
3.750%	11/15/2043		1,940,000	2,235,130

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

U.S. TREASURY OBLIGATIONS—(Continued)
3.625%	08/15/2043- 02/15/2044		$9,080,000	$10,221,486
3.375%	05/15/2044		2,985,000	3,204,445
3.125%	11/15/2041- 08/15/2044		10,970,000	11,263,418
3.000%	05/15/2042- 11/15/2045		10,471,000	10,448,387
2.875%	05/15/2043- 08/15/2045		7,940,000	7,727,228
2.750%	08/15/2042- 11/15/2042		5,573,000	5,320,764
2.500%	02/15/2045		4,620,000	4,146,450

				102,378,069

U.S. Treasury Notes—29.8%
U.S. Treasury Note
4.750%	08/15/2017		1,849,000	1,960,807
4.625%	02/15/2017		1,230,000	1,281,002
4.500%	05/15/2017		1,000,000	1,048,359
4.250%	11/15/2017		2,430,000	2,573,380
4.000%	08/15/2018		1,750,000	1,878,208
3.875%	05/15/2018		590,000	627,877
3.750%	11/15/2018		2,350,000	2,514,958
3.625%	08/15/2019- 02/15/2021		10,290,000	11,144,999
3.500%	02/15/2018- 05/15/2020		5,851,000	6,233,084
3.375%	11/15/2019		2,690,000	2,873,046
3.250%	03/31/2017		1,413,000	1,453,983
3.125%	04/30/2017- 05/15/2021		6,998,000	7,385,861
3.000%	02/28/2017		1,070,000	1,096,290
2.875%	03/31/2018		1,060,000	1,100,619
2.750%	05/31/2017- 02/15/2024		16,234,000	16,854,006
2.625%	01/31/2018- 11/15/2020		13,520,000	14,022,672
2.500%	06/30/2017- 05/15/2024		13,535,000	13,844,881
2.375%	07/31/2017- 08/15/2024		14,129,000	14,364,331
2.250%	11/30/2017- 11/15/2025		28,988,000	29,277,683
2.125%	08/31/2020- 05/15/2025		24,443,000	24,515,291
2.000%	07/31/2020- 08/15/2025		45,378,000	45,251,929
1.875%	08/31/2017- 08/31/2022		21,162,000	21,214,583
1.750%	09/30/2019- 05/15/2023		23,330,000	23,090,308
1.625%	03/31/2019- 08/15/2022		24,810,000	24,733,762
1.625%	11/30/2020	†	5,020,000	4,990,683
1.500%	08/31/2018- 05/31/2020		28,247,000	28,237,983
1.375%	10/31/2020	†	5,240,000	5,147,991
1.375%	06/30/2018- 09/30/2020		36,058,000	35,818,064

Coupon Rate	Maturity Date	Face	Value

1.250%	10/31/2018- 02/29/2020	$17,608,000	$17,479,878
1.125%	05/31/2019- 04/30/2020	8,860,000	8,689,731
1.000%	03/31/2017- 11/30/2019	39,694,000	39,444,379
0.875%	02/28/2017- 07/31/2019	40,890,000	40,744,131
0.750%	03/15/2017- 03/31/2018	21,845,000	21,725,514
0.625%	02/15/2017- 04/30/2018	26,935,000	26,744,792
0.500%	02/28/2017- 07/31/2017	10,650,000	10,598,653

			509,963,718

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $614,858,038)			612,341,787

GOVERNMENT RELATED OBLIGATIONS—7.6%
U.S. Government Agencies—2.7%
Federal Home Loan Bank
5.500%	07/15/2036	500,000	650,795
4.875%	09/08/2017	1,250,000	1,327,938
1.625%	06/14/2019	1,000,000	1,003,701
1.000%	12/19/2017	1,000,000	997,798
0.750%	08/28/2017	1,250,000	1,244,037
0.625%	05/30/2017	2,000,000	1,991,058
Federal Home Loan Bank, Series 1
1.000%	06/21/2017	1,500,000	1,499,497
0.875%	05/24/2017	260,000	259,687
Federal Home Loan Mortgage Corp.
6.750%	03/15/2031	400,000	574,331
6.250%	07/15/2032	650,000	905,198
5.125%	11/17/2017	800,000	859,318
4.875%	06/13/2018	1,000,000	1,086,322
3.750%	03/27/2019	500,000	535,576
2.375%	01/13/2022	1,000,000	1,014,744
1.375%	05/01/2020	1,000,000	985,188
1.250%	05/12/2017- 10/02/2019	3,000,000	2,978,050
1.200%	06/12/2018	200,000	199,122
1.020%	04/30/2018	825,000	825,196
1.000%	03/08/2017- 12/15/2017	2,000,000	1,998,617
0.875%	02/22/2017	1,500,000	1,499,470
Federal National Mortgage Association
7.125%	01/15/2030	700,000	1,027,177
6.625%	11/15/2030	500,000	709,175
6.250%	05/15/2029	540,000	733,189
6.000%	04/18/2036	250,000	253,842
5.000%	05/11/2017	650,000	685,100
3.000%	03/01/2028	600,000	586,838
2.625%	09/06/2024	500,000	505,865
1.875%	09/18/2018- 02/19/2019	2,000,000	2,028,284
1.750%	11/26/2019	750,000	754,275
1.625%	04/26/2018- 11/27/2018	1,500,000	1,508,996
1.125%	04/27/2017- 04/30/2018	1,500,000	1,495,633
1.070%	07/28/2017- 09/27/2017	1,125,000	1,122,870

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

GOVERNMENT RELATED OBLIGATIONS—(Continued)
1.000%	12/28/2017- 02/15/2018		$970,000	$965,081
0.950%	08/23/2017		750,000	745,389
0.875%	10/26/2017- 05/21/2018		4,000,000	3,977,740
0.000%	10/09/2019		1,000,000	926,534
Federal National Mortgage Association, Series 1
1.000%	04/30/2018		500,000	495,842
Financing Corp.
8.600%	09/26/2019		500,000	623,377
Financing Corp., Series E
9.650%	11/02/2018		500,000	611,889
Israel Government AID Bond (Israel)
5.500%	04/26/2024		350,000	423,991
Tennessee Valley Authority
5.250%	09/15/2039		500,000	602,251
3.500%	12/15/2042		500,000	462,907
1.750%	10/15/2018		500,000	505,257
Tennessee Valley Authority, Series E
6.250%	12/15/2017		1,200,000	1,316,072

				45,503,217

Non-U.S. Government Agencies—1.1%
Export Development Canada (Canada)
1.750%	08/19/2019		500,000	502,236
Export-Import Bank of Korea (Korea, Republic of)
5.000%	04/11/2022		400,000	448,567
3.250%	08/12/2026		500,000	497,594
2.250%	01/21/2020		300,000	296,145
FMS Wertmanagement AoeR (Germany)
1.625%	11/20/2018		350,000	351,313
Japan Bank for International Cooperation (Japan)
1.750%	07/31/2018		500,000	499,194
Japan Bank for International Cooperation, Series DTC (Japan)
2.125%	02/10/2025		500,000	473,373
1.125%	07/19/2017		500,000	497,035
KFW (Germany)
4.875%	01/17/2017		500,000	520,060
4.500%	07/16/2018		500,000	537,774
4.000%	01/27/2020		300,000	325,129
2.125%	01/17/2023		500,000	494,845
2.000%	10/04/2022		500,000	492,503
2.000%	05/02/2025	†	730,000	703,209
1.875%	04/01/2019- 06/30/2020		1,600,000	1,603,608
1.250%	02/15/2017		400,000	400,714
0.750%	03/17/2017		2,000,000	1,994,104
0.000%	04/18/2036		750,000	395,104
KFW MTN (Germany)
4.375%	03/15/2018		500,000	533,388
2.750%	09/08/2020	†	500,000	518,290
2.750%	10/01/2020		500,000	518,443
Korea Development Bank (The) (Korea, Republic of)
3.875%	05/04/2017		300,000	307,906
3.750%	01/22/2024		750,000	784,478
2.875%	08/22/2018		350,000	356,428
Landwirtschaftliche Rentenbank (Germany)
5.125%	02/01/2017		300,000	313,109
1.750%	04/15/2019		250,000	251,309

Coupon Rate	Maturity Date		Face	Value

Oesterreichische Kontrollbank AG (Austria)
1.625%	03/12/2019		$350,000	$349,786
1.500%	10/21/2020		180,000	175,904
Petroleos Mexicanos (Mexico)
8.000%	05/03/2019		1,000,000	1,103,370
6.625%	06/15/2035		500,000	449,375
5.625%	01/23/2046	^	250,000	192,238
5.500%	01/21/2021- 06/27/2044		900,000	808,536
5.500%	06/27/2044	^	400,000	302,936
4.875%	01/18/2024		500,000	467,500
Svensk Exportkredit AB (Sweden)
5.125%	03/01/2017		500,000	523,278
1.875%	06/17/2019		500,000	501,388

				19,490,169

Sovereign Debt—1.3%
Brazilian Government International Bond (Brazil)
10.125%	05/15/2027		435,000	516,562
Canada Government International Bond (Canada)
1.625%	02/27/2019		750,000	751,247
Chile Government International Bond (Chile)
3.875%	08/05/2020		500,000	534,500
Colombia Government International Bond (Colombia)
11.750%	02/25/2020	†	200,000	260,000
8.125%	05/21/2024		200,000	240,300
7.375%	09/18/2037	†	200,000	221,500
6.125%	01/18/2041		500,000	485,000
5.625%	02/26/2044		500,000	458,750
Finland Government International Bond (Finland)
6.950%	02/15/2026		150,000	200,201
Israel Government International Bond (Israel)
4.000%	06/30/2022		400,000	431,206
Italy Government International Bond (Italy)
6.875%	09/27/2023		450,000	554,536
5.375%	06/15/2033		300,000	343,425
Mexico Government International Bond (Mexico)
6.050%	01/11/2040		500,000	549,375
3.625%	03/15/2022		300,000	302,550
Mexico Government International Bond MTN (Mexico)
8.300%	08/15/2031		950,000	1,406,000
5.950%	03/19/2019		1,000,000	1,111,250
4.750%	03/08/2044		800,000	730,800
3.500%	01/21/2021		500,000	508,750
Panama Government International Bond (Panama)
6.700%	01/26/2036	†	288,000	343,440
5.200%	01/30/2020		450,000	489,375
3.750%	03/16/2025		300,000	294,750
Peruvian Government International Bond (Peru)
7.350%	07/21/2025		400,000	502,500
6.550%	03/14/2037	†	500,000	580,000
Philippine Government International Bond (Philippines)
10.625%	03/16/2025		600,000	946,007
9.500%	02/02/2030		400,000	631,482
9.375%	01/18/2017		200,000	216,948
6.500%	01/20/2020		300,000	351,508
5.000%	01/13/2037		500,000	584,143
Poland Government International Bond (Poland)
6.375%	07/15/2019		500,000	571,875
5.125%	04/21/2021		1,300,000	1,449,643
Republic of Korea (Korea, Republic of)
3.875%	09/11/2023		250,000	270,363

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

GOVERNMENT RELATED OBLIGATIONS—(Continued)
South Africa Government International Bond (South Africa)
6.875%	05/27/2019		$500,000	$536,780
5.375%	07/24/2044	†	300,000	271,499
4.665%	01/17/2024	†	400,000	381,500
Turkey Government International Bond (Turkey)
8.000%	02/14/2034		600,000	751,452
7.500%	11/07/2019		500,000	561,959
5.750%	03/22/2024		350,000	370,745
4.875%	04/16/2043		1,000,000	882,600
4.250%	04/14/2026		280,000	263,382
3.250%	03/23/2023		800,000	734,922
Uruguay Government International Bond (Uruguay)
8.000%	11/18/2022		330,815	413,122
4.375%	10/27/2027		260,000	256,750
4.125%	11/20/2045		200,000	156,000

				22,418,697

Supranational—1.5%
Asian Development Bank MTN
2.125%	11/24/2021	†	400,000	400,393
2.000%	01/22/2025		250,000	242,013
1.875%	02/18/2022		500,000	493,361
1.750%	09/11/2018		500,000	504,305
1.500%	01/22/2020		250,000	247,500
1.375%	03/23/2020		300,000	294,871
1.125%	03/15/2017		500,000	500,865
0.750%	01/11/2017		500,000	499,161
Council Of Europe Development Bank
1.750%	11/14/2019		400,000	399,641
Council Of Europe Development Bank MTN
1.500%	02/22/2017		400,000	402,319
European Bank for Reconstruction & Development MTN
1.875%	02/23/2022		400,000	393,864
1.750%	06/14/2019	†	500,000	502,701
1.000%	02/16/2017		500,000	500,958
European Investment Bank
5.125%	05/30/2017		500,000	527,804
4.875%	01/17/2017- 02/15/2036		750,000	853,039
2.875%	09/15/2020		1,250,000	1,301,396
2.500%	04/15/2021		500,000	510,685
1.875%	03/15/2019		1,500,000	1,512,287
1.750%	03/15/2017		500,000	504,339
1.375%	06/15/2020		580,000	566,945
1.250%	05/15/2018		300,000	299,055
1.125%	09/15/2017		500,000	499,416
1.000%	03/15/2018- 06/15/2018		900,000	892,373
European Investment Bank MTN
1.625%	12/18/2018		1,000,000	1,002,585
Inter-American Development Bank
3.000%	02/21/2024		250,000	262,818
2.125%	01/15/2025		250,000	243,590
1.750%	08/24/2018		400,000	403,889
1.125%	03/15/2017	†	500,000	501,187
Inter-American Development Bank MTN
3.875%	02/14/2020		400,000	433,856
1.875%	06/16/2020		750,000	751,420
1.250%	01/16/2018		450,000	450,929
0.875%	03/15/2018	†	1,000,000	992,565

Coupon Rate	Maturity Date		Face	Value

International Bank for Reconstruction & Development
1.875%	10/07/2019- 10/07/2022		$680,000	$678,649
1.125%	07/18/2017	†	750,000	752,282
1.000%	10/05/2018	†	490,000	484,640
0.875%	04/17/2017	†	700,000	699,089
International Bank for Reconstruction & Development, Series GDIF
2.500%	07/29/2025		800,000	805,580
1.875%	03/15/2019		500,000	505,702
1.625%	02/10/2022		400,000	388,510
1.375%	04/10/2018		500,000	502,100
1.000%	11/15/2017		1,060,000	1,058,518
International Finance Corp.
1.750%	09/16/2019		500,000	499,843
International Finance Corp. MTN
2.125%	11/17/2017		500,000	508,370
1.250%	07/16/2018		500,000	498,376
Nordic Investment Bank
1.125%	03/19/2018		300,000	299,213

				25,573,002

U.S. Municipal Bonds—0.9%
American Municipal Power-Ohio, Inc. Revenue Bonds, Series 2010 B (Ohio)
7.499%	02/15/2050		200,000	265,020
Bay Area Toll Authority Revenue Bonds, Series 2009 F-2 (California)
6.263%	04/01/2049		400,000	539,480
California State Public Works Board Revenue Bonds, Series 2009 G-2 (California)
8.361%	10/01/2034		400,000	568,100
City of Chicago Illinois Taxable Project General Obligation Bonds, Series B (Illinois)
6.314%	01/01/2044		350,000	335,192
City of Houston Texas Utility System Taxable First Lien Revenue Bonds, Series B (Texas)
3.828%	05/15/2028		400,000	416,116
City of New York General Obligation Bonds, Series 2010 C-1 (New York)
5.517%	10/01/2037		100,000	118,233
City of New York General Obligation Bonds, Series H (New York)
5.846%	06/01/2040		200,000	248,532
County of Cook Illinois General Obligation Bonds, Series 2010 D (Illinois)
6.229%	11/15/2034		400,000	428,672
Dallas Area Rapid Transit Revenue Bonds, Series 2010 B (Texas)
5.022%	12/01/2048		300,000	355,317
Dallas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009 B (Texas)
7.088%	01/01/2042		200,000	257,788
Dallas County Hospital District General Obligation Bonds, Series 2009 C (Texas)
5.621%	08/15/2044		300,000	370,350
Dallas Independent School District General Obligation Bonds, Series 2010 C (Texas)
6.450%	02/15/2035		300,000	348,978
District of Columbia Water and Sewer Authority Public Utility Taxable Senior Lien Revenue Bonds, Series 2014 A (District of Columbia)
4.814%	10/01/2114		755,000	748,333

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value

GOVERNMENT RELATED OBLIGATIONS—(Continued)
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series 2013 A (Florida)
2.107%	07/01/2018	$200,000	$201,584
Los Angeles Unified School District General Obligation Bonds, Series 2009 KRY (California)
5.755%	07/01/2029	200,000	238,512
5.750%	07/01/2034	300,000	361,443
Metropolitan Government of Nashville & Davidson County Authority General Obligation Bonds, Series 2010 B (Tennessee)
5.707%	07/01/2034	300,000	349,035
Metropolitan Transportation Authority Revenue Bonds, Series 2010 B-1 (New York)
6.648%	11/15/2039	300,000	390,555
6.548%	11/15/2031	200,000	246,284
Municipal Electric Authority of Georgia Revenue Bonds, Series 2010 A (Georgia)
6.637%	04/01/2057	300,000	360,333
New Jersey Economic Development Authority Revenue Bonds, Series 1997 A (New Jersey)
7.425%	02/15/2029	200,000	228,546
New Jersey State Turnpike Authority Revenue Bonds, Series 2010 A (New Jersey)
7.102%	01/01/2041	500,000	687,730
New York City Municipal Water Finance Authority Revenue Bonds, Series 2010 GG (New York)
5.724%	06/15/2042	300,000	375,087
New York State Dormitory Authority Revenue Bonds, Series 2010 D (New York)
5.600%	03/15/2040	200,000	241,640
North Texas Tollway Authority Revenue Bonds, Series 2010 B-2 (Texas)
8.910%	02/01/2030	200,000	237,972
Ohio State University General Obligation Bonds, Series 2010 C (Ohio)
4.910%	06/01/2040	300,000	337,095
Oregon General Obligation Bonds (Oregon)
5.762%	06/01/2023	200,000	229,714
Oregon State Department of Transportation Revenue Bonds, Series 2010 A (Oregon)
5.834%	11/15/2034	300,000	381,243
Port Authority of New York & New Jersey Revenue Bonds (New York)
6.040%	12/01/2029	255,000	309,108
4.458%	10/01/2062	200,000	192,414
San Francisco California City & County General Obligation Bonds, Series 2010 DE (California)
6.000%	11/01/2040	200,000	243,650
State of California General Obligation Bonds (California)
7.550%	04/01/2039	500,000	726,755
7.300%	10/01/2039	200,000	280,118
State of California General Obligation Bonds, Series 2010 (California)
7.625%	03/01/2040	600,000	874,362
State of Connecticut General Obligation Bonds, Series 2008 A (Connecticut)
5.850%	03/15/2032	200,000	235,948
State of Georgia General Obligation Bonds, Series 2009 H (Georgia)
4.503%	11/01/2025	300,000	333,213

Coupon Rate	Maturity Date		Face	Value

State of Illinois General Obligation Bonds (Illinois)
7.350%	07/01/2035		$100,000	$109,704
5.100%	06/01/2033		500,000	473,325
State of Texas General Obligation Bonds, Series 2010 A (Texas)
4.681%	04/01/2040		300,000	334,803
State of Utah General Obligation Bonds, Series 2010 B (Utah)
3.539%	07/01/2025		300,000	315,765
University of California Revenue Bonds, Series 2009 R (California)
5.770%	05/15/2043		200,000	245,268
University of California Revenue Bonds, Series 2010 H (California)
6.548%	05/15/2048		300,000	385,350
University of California Revenue Bonds, Series 2013 AH (California)
1.796%	07/01/2019		300,000	301,215

				15,227,882

Non-U.S. Regional Authority Bonds—0.1%
Hydro-Quebec, Series IO (Canada)
8.050%	07/07/2024		250,000	337,006
Province of Ontario (Canada)
4.400%	04/14/2020		200,000	218,801
2.500%	09/10/2021		400,000	400,206
1.200%	02/14/2018		400,000	397,872
Province of Quebec (Canada)
2.750%	08/25/2021		300,000	303,933
Province of Quebec, Series QO (Canada)
2.875%	10/16/2024	†	700,000	704,787

				2,362,605

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $120,405,981)				130,575,572

ASSET-BACKED SECURITIES—0.6%
Automobiles—0.3%
AmeriCredit Automobile Receivables Trust Series 2014-4, Class A3
1.270%	07/08/2019		1,000,000	996,822
AmeriCredit Automobile Receivables Trust Series 2013-5, Class A3
0.900%	09/10/2018		306,536	306,116
CarMax Auto Owner Trust Series 2013-2, Class A4
0.840%	11/15/2018		575,000	570,726
CarMax Auto Owner Trust Series 2014-1, Class A3
0.790%	10/15/2018		217,272	216,422
Fifth Third Auto Trust Series 2014-3, Class A4
1.470%	05/17/2021		500,000	496,053
Ford Credit Auto Owner Trust Series 2013-C, Class A4
1.250%	10/15/2018		500,000	499,720
Honda Auto Receivables Owner Trust Series 2013-4, Class A4
1.040%	02/18/2020		300,000	299,222
Honda Auto Receivables Owner Trust Series 2014-4, Class A3
0.990%	09/17/2018		500,000	498,462

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

ASSET-BACKED SECURITIES—(Continued)
Santander Drive Auto Receivables Trust Series 2014-1, Class A3
0.870%	01/16/2018		$94,355	$94,353
Volkswagen Auto Lease Trust Series 2015-A
1.420%	07/22/2019		1,000,000	992,914

				4,970,810

Credit Card—0.3%
Barclays Dryrock Issuance Trust Series 2015-1, Class A
2.200%	12/15/2022		500,000	498,587
Capital One Multi-Asset Execution Trust Series 2007-A7, Class A7
5.750%	07/15/2020		1,500,000	1,603,796
Citibank Credit Card Issuance Trust Series 2014-A5, Class A5
2.680%	06/07/2023		1,000,000	1,016,406
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2
1.020%	02/22/2019		1,000,000	997,859
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1
2.880%	01/23/2023		500,000	511,231

				4,627,879

Other—0.0%
CenterPoint Energy Restoration Bond Co. LLC Series 2009-1, Class A2
3.460%	08/15/2019		337,067	345,120

TOTAL ASSET-BACKED SECURITIES
(Cost $10,079,928)				9,943,809

			Shares	Value
MONEY MARKET FUNDS—8.5%
Institutional Money Market Funds—8.5%
Dreyfus Institutional Cash Advantage Fund, 0.26%		††¥	3,650,000	3,650,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32%			¥123,817,000	123,817,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32%		††¥	3,483,982	3,483,982
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.32%		††¥	3,650,000	3,650,000

Coupon Rate	Maturity Date		Face	Value

Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.29%		††¥	$3,650,000	$3,650,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.32%		††¥	3,650,000	3,650,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.31%		††¥	3,650,000	3,650,000

TOTAL MONEY MARKET FUNDS
(Cost $145,550,982)				145,550,982

TOTAL INVESTMENTS—107.9%
(Cost $1,837,607,542)				1,845,454,335
Other assets less liabilities—(7.9%)				(134,602,859)

NET ASSETS—100.0%				$1,710,851,476

Notes to the Schedule of Investments:

MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	Security is subject to delayed delivery.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $9,515,511, which represents 0.6% of Net Assets. The illiquid 144A securities represented 0.6% of Net Assets, and 100.0% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
#	Rate is subject to change. Rate shown reflects current rate.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2015

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—96.9%
Aerospace & Defense—2.6%
Boeing Co. (The)		31,341	$4,531,595
General Dynamics Corp.		14,971	2,056,417
Honeywell International, Inc.		38,544	3,992,002
L-3 Communications Holdings, Inc.		4,187	500,389
Lockheed Martin Corp.		13,235	2,873,980
Northrop Grumman Corp.		9,247	1,745,926
Precision Castparts Corp.		6,904	1,601,797
Raytheon Co.		15,210	1,894,101
Rockwell Collins, Inc.		6,360	587,028
Textron, Inc.		14,031	589,442
United Technologies Corp.		40,678	3,907,936

			24,280,613

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc.		6,890	427,318
Expeditors International of Washington, Inc.		9,863	444,821
FedEx Corp.		13,006	1,937,764
United Parcel Service, Inc., Class B		34,244	3,295,300

			6,105,203

Airlines—0.6%
American Airlines Group, Inc.		31,098	1,317,000
Delta Air Lines, Inc.		39,231	1,988,619
Southwest Airlines Co.		32,713	1,408,622
United Continental Holdings, Inc.	*	18,796	1,077,011

			5,791,252

Auto Components—0.4%
BorgWarner, Inc.		11,440	494,551
Delphi Automotive plc (United Kingdom)		14,015	1,201,506
Goodyear Tire & Rubber Co. (The)		13,243	432,649
Johnson Controls, Inc.		31,629	1,249,029

			3,377,735

Automobiles—0.6%
Ford Motor Co.		192,220	2,708,380
General Motors Co.		70,948	2,412,941
Harley-Davidson, Inc.	†	10,150	460,709

			5,582,030

Banks—5.8%
Bank of America Corp.		517,187	8,704,257
BB&T Corp.		38,235	1,445,665
Citigroup, Inc.		148,133	7,665,883
Comerica, Inc.		8,602	359,822
Fifth Third Bancorp		39,218	788,282
Huntington Bancshares, Inc./Ohio		38,282	423,399
JPMorgan Chase & Co.		182,371	12,041,957
KeyCorp		41,287	544,576
M&T Bank Corp.		8,045	974,893
People’s United Financial, Inc.	†	15,887	256,575
PNC Financial Services Group, Inc. (The)		25,304	2,411,724
Regions Financial Corp.		64,136	615,706

		Shares	Value
SunTrust Banks, Inc.		26,041	$1,115,596
U.S. Bancorp		81,748	3,488,187
Wells Fargo & Co.		230,403	12,524,707
Zions Bancorporation		9,575	261,398

			53,622,627

Beverages—2.2%
Brown-Forman Corp., Class B		5,280	524,198
Coca-Cola Co. (The)		194,257	8,345,281
Coca-Cola Enterprises, Inc.		10,297	507,024
Constellation Brands, Inc., Class A		8,370	1,192,223
Dr. Pepper Snapple Group, Inc.		9,172	854,830
Molson Coors Brewing Co., Class B		7,503	704,682
Monster Beverage Corp.	*	7,280	1,084,429
PepsiCo, Inc.		72,446	7,238,804

			20,451,471

Biotechnology—3.1%
Alexion Pharmaceuticals, Inc.	*	11,022	2,102,446
Amgen, Inc.		37,338	6,061,078
Baxalta, Inc.		26,792	1,045,692
Biogen, Inc.	*	10,997	3,368,931
Celgene Corp.	*	38,991	4,669,562
Gilead Sciences, Inc.		71,700	7,255,323
Regeneron Pharmaceuticals, Inc.	*	3,808	2,067,249
Vertex Pharmaceuticals, Inc.	*	11,986	1,508,198

			28,078,479

Building Products—0.1%
Allegion plc (Ireland)		4,765	314,109
Masco Corp.		16,953	479,770

			793,879

Capital Markets—2.0%
Affiliated Managers Group, Inc.	*	2,751	439,500
Ameriprise Financial, Inc.		8,937	951,075
Bank of New York Mellon Corp. (The)		54,983	2,266,399
BlackRock, Inc.		6,312	2,149,362
Charles Schwab Corp. (The)		58,971	1,941,915
E*TRADE Financial Corp.	*	13,408	397,413
Franklin Resources, Inc.		19,079	702,489
Goldman Sachs Group, Inc. (The)		19,742	3,558,101
Invesco Ltd.		20,819	697,020
Legg Mason, Inc.		5,159	202,388
Morgan Stanley		76,013	2,417,973
Northern Trust Corp.		10,395	749,376
State Street Corp.		20,092	1,333,305
T. Rowe Price Group, Inc.		12,961	926,582

			18,732,898

Chemicals—2.0%
Air Products & Chemicals, Inc.		9,554	1,243,071
Airgas, Inc.		3,112	430,452
CF Industries Holdings, Inc.		11,706	477,722
Dow Chemical Co. (The)		56,052	2,885,557
E.I. Du Pont de Nemours & Co.		43,728	2,912,285
Eastman Chemical Co.		7,552	509,835
Ecolab, Inc.		13,331	1,524,800
FMC Corp.		6,691	261,819
International Flavors & Fragrances, Inc.		4,037	482,987

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—(Continued)
LyondellBasell Industries NV, Class A		17,958	$1,560,550
Monsanto Co.		21,703	2,138,179
Mosaic Co. (The)		16,575	457,304
PPG Industries, Inc.		13,468	1,330,908
Praxair, Inc.		14,092	1,443,021
Sherwin-Williams Co. (The)		3,975	1,031,910

			18,690,400

Commercial Services & Supplies—0.4%
ADT Corp. (The)	†	8,408	277,296
Cintas Corp.		4,556	414,824
Pitney Bowes, Inc.		8,837	182,484
Republic Services, Inc.		11,826	520,226
Stericycle, Inc.	*	4,049	488,309
Tyco International plc		20,247	645,677
Waste Management, Inc.		20,722	1,105,933

			3,634,749

Communications Equipment—1.4%
Cisco Systems, Inc.		251,036	6,816,882
F5 Networks, Inc.	*	3,483	337,712
Harris Corp.		6,327	549,816
Juniper Networks, Inc.		18,361	506,764
Motorola Solutions, Inc.	†	7,833	536,169
QUALCOMM, Inc.		75,195	3,758,622

			12,505,965

Construction & Engineering—0.1%
Fluor Corp.		7,198	339,889
Jacobs Engineering Group, Inc.	*	6,447	270,452
Quanta Services, Inc.	*	8,493	171,983

			782,324

Construction Materials—0.1%
Martin Marietta Materials, Inc.		3,292	449,621
Vulcan Materials Co.		6,299	598,216

			1,047,837

Consumer Finance—0.8%
American Express Co.		41,992	2,920,544
Capital One Financial Corp.		26,574	1,918,111
Discover Financial Services		21,671	1,161,999
Navient Corp.		20,174	230,992
Synchrony Financial	*	41,080	1,249,243

			7,480,889

Containers & Packaging—0.2%
Avery Dennison Corp.		4,217	264,237
Ball Corp.		6,421	466,999
Owens-Illinois, Inc.	*	8,092	140,963
Sealed Air Corp.		10,627	473,964
WestRock Co.		12,822	584,940

			1,931,103

Distributors—0.1%
Genuine Parts Co.		7,299	626,911

Diversified Consumer Services—0.0%
H&R Block, Inc.		12,205	406,549

		Shares	Value
Diversified Financial Services—2.0%
Berkshire Hathaway, Inc., Class B	*	92,974	$12,276,287
CME Group, Inc.		16,616	1,505,410
Intercontinental Exchange, Inc.		5,894	1,510,396
Leucadia National Corp.		16,356	284,431
McGraw Hill Financial, Inc.		13,550	1,335,759
Moody’s Corp.		8,895	892,524
Nasdaq, Inc.		6,221	361,876

			18,166,683

Diversified Telecommunication Services—2.4%
AT&T, Inc.		305,279	10,504,650
CenturyLink, Inc.		26,893	676,628
Frontier Communications Corp.	†	56,774	265,135
Level 3 Communications, Inc.	*	14,312	778,000
Verizon Communications, Inc.		201,937	9,333,528

			21,557,941

Electric Utilities—1.7%
American Electric Power Co., Inc.		23,737	1,383,155
Duke Energy Corp.		34,043	2,430,330
Edison International		16,304	965,360
Entergy Corp.		9,130	624,127
Eversource Energy		15,934	813,749
Exelon Corp.		45,527	1,264,285
FirstEnergy Corp.		21,257	674,485
NextEra Energy, Inc.		22,672	2,355,394
Pepco Holdings, Inc.		13,216	343,748
Pinnacle West Capital Corp.		5,562	358,638
PPL Corp.		33,148	1,131,341
Southern Co. (The)		44,963	2,103,819
Xcel Energy, Inc.		25,394	911,898

			15,360,329

Electrical Equipment—0.4%
AMETEK, Inc.		12,144	650,797
Eaton Corp. plc		23,468	1,221,275
Emerson Electric Co.		32,426	1,550,935
Rockwell Automation, Inc.		6,795	697,235

			4,120,242

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp., Class A		15,103	788,830
Corning, Inc.		59,269	1,083,437
FLIR Systems, Inc.		6,247	175,353
TE Connectivity Ltd. (Switzerland)		19,400	1,253,434

			3,301,054

Energy Equipment & Services—1.0%
Baker Hughes, Inc.		21,529	993,563
Cameron International Corp.	*	9,513	601,222
Diamond Offshore Drilling, Inc.	†	2,763	58,299
Ensco plc, Class A (United Kingdom)		11,396	175,384
FMC Technologies, Inc.	*	11,044	320,386
Halliburton Co.		41,993	1,429,442
Helmerich & Payne, Inc.	†	5,069	271,445
National Oilwell Varco, Inc.		18,950	634,636
Schlumberger Ltd.		62,745	4,376,464

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Transocean Ltd. (Switzerland)	†	15,495	$191,828

			9,052,669

Food & Staples Retailing—2.3%
Costco Wholesale Corp.		21,689	3,502,773
CVS Health Corp.		54,964	5,373,830
Kroger Co. (The)		47,520	1,987,762
Sysco Corp.		26,310	1,078,710
Walgreens Boots Alliance, Inc.		42,957	3,658,003
Wal-Mart Stores, Inc.		77,705	4,763,317
Whole Foods Market, Inc.	†	17,592	589,332

			20,953,727

Food Products—1.7%
Archer-Daniels-Midland Co.		30,476	1,117,860
Campbell Soup Co.		8,721	458,289
ConAgra Foods, Inc.		21,456	904,585
General Mills, Inc.		29,055	1,675,311
Hershey Co. (The)		7,241	646,404
Hormel Foods Corp.		6,628	524,142
J.M. Smucker Co. (The)		5,901	727,829
Kellogg Co.		12,631	912,842
Keurig Green Mountain, Inc.		5,686	511,626
Kraft Heinz Co. (The)		29,021	2,111,568
McCormick & Co., Inc. (Non-Voting Shares)		6,180	528,761
Mead Johnson Nutrition Co.		9,877	779,789
Mondelez International, Inc., Class A		79,490	3,564,332
Tyson Foods, Inc., Class A		14,505	773,552

			15,236,890

Gas Utilities—0.0%
AGL Resources, Inc.		5,554	354,401

Health Care Equipment & Supplies—2.1%
Abbott Laboratories		74,328	3,338,071
Baxter International, Inc.		26,792	1,022,115
Becton Dickinson and Co.		10,340	1,593,291
Boston Scientific Corp.	*	66,713	1,230,188
C.R. Bard, Inc.		3,762	712,673
DENTSPLY International, Inc.		6,400	389,440
Edwards Lifesciences Corp.	*	10,890	860,092
Intuitive Surgical, Inc.	*	1,852	1,011,488
Medtronic plc (Ireland)		70,127	5,394,169
St. Jude Medical, Inc.		13,536	836,119
Stryker Corp.		15,564	1,446,518
Varian Medical Systems, Inc.	*	4,924	397,859
Zimmer Biomet Holdings, Inc.		8,287	850,163

			19,082,186

Health Care Providers & Services—2.6%
Aetna, Inc.		17,373	1,878,369
AmerisourceBergen Corp.		9,806	1,016,980
Anthem, Inc.		13,000	1,812,720
Cardinal Health, Inc.		16,013	1,429,480
Cigna Corp.		12,555	1,837,173
DaVita HealthCare Partners, Inc.	*	8,431	587,725
Express Scripts Holding Co.	*	33,260	2,907,257
HCA Holdings, Inc.	*	15,722	1,063,279
Henry Schein, Inc.	*	4,254	672,940
Humana, Inc.		7,314	1,305,622

		Shares	Value
Laboratory Corp. of America Holdings	*	4,725	$584,199
McKesson Corp.		11,485	2,265,187
Patterson Cos., Inc.		4,585	207,288
Quest Diagnostics, Inc.		7,159	509,291
Tenet Healthcare Corp.	*	4,630	140,289
UnitedHealth Group, Inc.		47,299	5,564,254
Universal Health Services, Inc., Class B		4,316	515,719

			24,297,772

Health Care Technology—0.1%
Cerner Corp.	*	15,157	911,997

Hotels, Restaurants & Leisure—1.8%
Carnival Corp.		22,790	1,241,599
Chipotle Mexican Grill, Inc.	*	1,516	727,453
Darden Restaurants, Inc.		6,058	385,531
Marriott International, Inc., Class A	†	10,228	685,685
McDonald’s Corp.		45,755	5,405,496
Royal Caribbean Cruises Ltd.		8,441	854,314
Starbucks Corp.		73,866	4,434,176
Starwood Hotels & Resorts Worldwide, Inc.		8,503	589,088
Wyndham Worldwide Corp.		5,822	422,968
Wynn Resorts Ltd.	†	3,897	269,633
Yum! Brands, Inc.		21,402	1,563,416

			16,579,359

Household Durables—0.4%
D.R. Horton, Inc.		17,147	549,218
Garmin Ltd. (Switzerland)	†	5,519	205,141
Harman International Industries, Inc.		3,424	322,575
Leggett & Platt, Inc.		7,249	304,603
Lennar Corp., Class A	†	8,884	434,517
Mohawk Industries, Inc.	*	3,079	583,132
Newell Rubbermaid, Inc.		13,520	595,962
PulteGroup, Inc.		16,476	293,602
Whirlpool Corp.		3,738	549,000

			3,837,750

Household Products—1.9%
Church & Dwight Co., Inc.		5,472	464,463
Clorox Co. (The)		6,381	809,302
Colgate-Palmolive Co.		44,316	2,952,332
Kimberly-Clark Corp.		18,009	2,292,546
Procter & Gamble Co. (The)		135,000	10,720,350

			17,238,993

Independent Power and Renewable Electricity Producers—0.1%
AES Corp. (The)		32,479	310,824
NRG Energy, Inc.		17,456	205,457

			516,281

Industrial Conglomerates—2.5%
3M Co.		30,815	4,641,972
Danaher Corp.		29,341	2,725,192
General Electric Co.		468,374	14,589,850
Roper Technologies, Inc.		4,825	915,737

			22,872,751

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Insurance—2.7%
ACE Ltd. (Switzerland)		15,900	$1,857,915
Aflac, Inc.		21,297	1,275,690
Allstate Corp. (The)		19,403	1,204,732
American International Group, Inc.		61,890	3,835,323
Aon plc (United Kingdom)		13,814	1,273,789
Assurant, Inc.		3,649	293,891
Chubb Corp. (The)		11,326	1,502,281
Cincinnati Financial Corp.		7,064	417,977
Hartford Financial Services Group, Inc. (The)		20,739	901,317
Lincoln National Corp.		12,696	638,101
Loews Corp.		14,136	542,822
Marsh & McLennan Cos., Inc.		26,668	1,478,741
MetLife, Inc.		55,093	2,656,034
Principal Financial Group, Inc.		13,383	601,967
Progressive Corp. (The)		28,835	916,953
Prudential Financial, Inc.		22,434	1,826,352
Torchmark Corp.		5,832	333,357
Travelers Cos., Inc. (The)		15,357	1,733,191
Unum Group		12,946	430,972
XL Group plc (Ireland)		15,370	602,197

			24,323,602

Internet & Catalog Retail—2.1%
Amazon.com, Inc.	*	19,075	12,892,602
Expedia, Inc.		5,776	717,957
Netflix, Inc.	*	21,205	2,425,428
Priceline Group, Inc. (The)	*	2,482	3,164,426
TripAdvisor, Inc.	*	5,214	444,493

			19,644,906

Internet Software & Services—4.1%
Akamai Technologies, Inc.	*	8,593	452,250
Alphabet, Inc., Class A	*	14,456	11,246,912
Alphabet, Inc., Class C	*	14,744	11,188,927
eBay, Inc.	*	54,268	1,491,285
Facebook, Inc., Class A	*	112,657	11,790,682
VeriSign, Inc.	*†	4,937	431,296
Yahoo!, Inc.	*	42,186	1,403,106

			38,004,458

IT Services—3.6%
Accenture plc, Class A (Ireland)		30,967	3,236,052
Alliance Data Systems Corp.	*	3,024	836,348
Automatic Data Processing, Inc.		23,287	1,972,875
Cognizant Technology Solutions Corp., Class A	*	30,055	1,803,901
CSRA, Inc.		7,192	215,760
Fidelity National Information Services, Inc.		14,284	865,610
Fiserv, Inc.	*	11,440	1,046,302
International Business Machines Corp.		44,452	6,117,484
MasterCard, Inc., Class A		49,177	4,787,873
Paychex, Inc.		16,415	868,189
PayPal Holdings, Inc.	*	54,268	1,964,502
Teradata Corp.	*	7,284	192,443
Total System Services, Inc.		8,139	405,322
Visa, Inc., Class A		96,200	7,460,310
Western Union Co. (The)		25,884	463,583

		Shares	Value
Xerox Corp.		48,243	$512,823

			32,749,377

Leisure Products—0.1%
Hasbro, Inc.		5,289	356,267
Mattel, Inc.	†	16,445	446,811

			803,078

Life Sciences Tools & Services—0.6%
Agilent Technologies, Inc.		16,027	670,089
Illumina, Inc.	*	7,136	1,369,719
PerkinElmer, Inc.		5,961	319,331
Thermo Fisher Scientific, Inc.		19,596	2,779,693
Waters Corp.	*	4,223	568,331

			5,707,163

Machinery—1.1%
Caterpillar, Inc.		29,102	1,977,772
Cummins, Inc.		8,362	735,940
Deere & Co.	†	15,397	1,174,329
Dover Corp.		7,821	479,505
Flowserve Corp.		6,259	263,379
Illinois Tool Works, Inc.		16,264	1,507,348
Ingersoll-Rand plc		12,700	702,183
PACCAR, Inc.		17,602	834,335
Parker-Hannifin Corp.		7,152	693,601
Pentair plc (United Kingdom)		9,045	447,999
Snap-on, Inc.		2,717	465,775
Stanley Black & Decker, Inc.		7,526	803,250
Xylem, Inc.		8,831	322,331

			10,407,747

Media—2.9%
Cablevision Systems Corp., Class A		11,674	372,400
CBS Corp. (Non-Voting Shares), Class B		21,722	1,023,758
Comcast Corp., Class A		121,460	6,853,988
Discovery Communications, Inc., Class A	*†	6,921	184,652
Discovery Communications, Inc., Class C	*	12,914	325,691
Interpublic Group of Cos., Inc. (The)		19,552	455,170
News Corp., Class A		18,912	252,664
News Corp., Class B		5,157	71,992
Omnicom Group, Inc.		12,353	934,628
Scripps Networks Interactive, Inc., Class A		4,803	265,174
TEGNA, Inc.		10,515	268,343
Time Warner Cable, Inc.		13,864	2,573,020
Time Warner, Inc.		40,231	2,601,739
Twenty-First Century Fox, Inc., Class A		58,535	1,589,811
Twenty-First Century Fox, Inc., Class B		21,267	579,100
Viacom, Inc., Class B		17,514	720,876
Walt Disney Co. (The)		75,772	7,962,122

			27,035,128

Metals & Mining—0.2%
Alcoa, Inc.		64,440	636,023
Freeport-McMoRan, Inc.	†	57,204	387,271
Newmont Mining Corp.		26,034	468,352

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Nucor Corp.		15,142	$610,222

			2,101,868

Multiline Retail—0.6%
Dollar General Corp.		14,524	1,043,840
Dollar Tree, Inc.	*	11,637	898,609
Kohl’s Corp.	†	9,902	471,632
Macy’s, Inc.		15,856	554,643
Nordstrom, Inc.	†	6,623	329,892
Target Corp.		30,750	2,232,757

			5,531,373

Multi-Utilities—1.1%
Ameren Corp.		12,086	522,478
CenterPoint Energy, Inc.		20,327	373,204
CMS Energy Corp.		13,446	485,132
Consolidated Edison, Inc.		14,682	943,612
Dominion Resources, Inc.		29,063	1,965,821
DTE Energy Co.		8,962	718,663
NiSource, Inc.		15,958	311,341
PG&E Corp.		24,090	1,281,347
Public Service Enterprise Group, Inc.		25,157	973,324
SCANA Corp.		6,556	396,572
Sempra Energy		11,691	1,099,071
TECO Energy, Inc.		11,018	293,630
WEC Energy Group, Inc.		15,946	818,189

			10,182,384

Oil, Gas & Consumable Fuels—5.3%
Anadarko Petroleum Corp.		25,025	1,215,715
Apache Corp.		18,156	807,397
Cabot Oil & Gas Corp.		19,616	347,007
Chesapeake Energy Corp.	†	23,588	106,146
Chevron Corp.		93,391	8,401,455
Cimarex Energy Co.		4,358	389,518
Columbia Pipeline Group, Inc.		19,214	384,280
ConocoPhillips		60,657	2,832,075
CONSOL Energy, Inc.	†	11,287	89,167
Devon Energy Corp.		18,696	598,272
EOG Resources, Inc.		27,068	1,916,144
EQT Corp.		7,322	381,696
Exxon Mobil Corp.		206,625	16,106,419
Hess Corp.		11,982	580,888
Kinder Morgan, Inc.		88,533	1,320,912
Marathon Oil Corp.		32,912	414,362
Marathon Petroleum Corp.		26,688	1,383,506
Murphy Oil Corp.	†	7,925	177,916
Newfield Exploration Co.	*	8,209	267,285
Noble Energy, Inc.		20,891	687,941
Occidental Petroleum Corp.		37,989	2,568,436
ONEOK, Inc.		10,376	255,872
Phillips 66		23,668	1,936,043
Pioneer Natural Resources Co.		7,398	927,561
Range Resources Corp.	†	7,955	195,773
Southwestern Energy Co.	*†	18,894	134,336
Spectra Energy Corp.		33,048	791,169
Tesoro Corp.		5,844	615,782
Valero Energy Corp.		24,144	1,707,222
Williams Cos., Inc. (The)		33,609	863,751

			48,404,046

		Shares	Value
Paper & Forest Products—0.1%
International Paper Co.		20,413	$769,570

Personal Products—0.1%
Estee Lauder Cos., Inc. (The), Class A		10,917	961,351

Pharmaceuticals—6.1%
AbbVie, Inc.		81,683	4,838,901
Allergan plc	*	19,559	6,112,188
Bristol-Myers Squibb Co.		82,781	5,694,505
Eli Lilly & Co.		48,165	4,058,383
Endo International plc (Ireland)	*	9,981	611,037
Johnson & Johnson		137,325	14,106,024
Mallinckrodt plc	*	5,516	411,659
Merck & Co., Inc.		138,842	7,333,635
Mylan NV	*	20,263	1,095,620
Perrigo Co. plc (Ireland)		7,200	1,041,840
Pfizer, Inc.		306,319	9,887,977
Zoetis, Inc.		22,671	1,086,394

			56,278,163

Professional Services—0.3%
Dun & Bradstreet Corp. (The)		1,891	196,532
Equifax, Inc.		5,979	665,881
Nielsen Holdings plc		17,866	832,556
Robert Half International, Inc.		6,663	314,094
Verisk Analytics, Inc.	*	7,646	587,824

			2,596,887

Real Estate Investment Trusts (REITs)—2.6%
American Tower Corp. REIT		20,882	2,024,510
Apartment Investment & Management Co., Class A REIT		7,903	316,357
AvalonBay Communities, Inc. REIT		6,784	1,249,138
Boston Properties, Inc. REIT		7,614	971,090
Crown Castle International Corp. REIT		16,191	1,399,712
Equinix, Inc. REIT		3,068	927,763
Equity Residential REIT		18,066	1,474,005
Essex Property Trust, Inc. REIT		3,289	787,419
General Growth Properties, Inc. REIT		28,873	785,634
HCP, Inc. REIT		23,096	883,191
Host Hotels & Resorts, Inc. REIT		35,937	551,274
Iron Mountain, Inc. REIT		9,481	256,082
Kimco Realty Corp. REIT		20,285	536,741
Macerich Co. (The) REIT		6,668	538,041
Plum Creek Timber Co., Inc. REIT		8,487	405,000
Prologis, Inc. REIT		25,798	1,107,250
Public Storage REIT		7,193	1,781,706
Realty Income Corp. REIT	†	12,343	637,269
Simon Property Group, Inc. REIT		15,332	2,981,154
SL Green Realty Corp. REIT		4,747	536,316
Ventas, Inc. REIT		16,288	919,132
Vornado Realty Trust REIT		8,784	878,049
Welltower, Inc. REIT		17,280	1,175,558
Weyerhaeuser Co. REIT		26,338	789,613

			23,912,004

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Real Estate Management & Development—0.1%
CBRE Group, Inc., Class A	*	14,257	493,007

Road & Rail—0.7%
CSX Corp.		49,001	1,271,576
J.B. Hunt Transport Services, Inc.		4,530	332,321
Kansas City Southern		5,152	384,700
Norfolk Southern Corp.		15,228	1,288,136
Ryder System, Inc.		2,720	154,577
Union Pacific Corp.		42,798	3,346,804

			6,778,114

Semiconductors & Semiconductor Equipment—2.4%
Analog Devices, Inc.		15,490	856,907
Applied Materials, Inc.		59,084	1,103,098
Avago Technologies Ltd. (Singapore)		13,005	1,887,676
Broadcom Corp., Class A		27,525	1,591,496
First Solar, Inc.	*	3,904	257,625
Intel Corp.		234,376	8,074,253
KLA-Tencor Corp.		7,920	549,252
Lam Research Corp.		8,060	640,125
Linear Technology Corp.		12,168	516,775
Microchip Technology, Inc.	†	10,349	481,642
Micron Technology, Inc.	*	53,359	755,563
NVIDIA Corp.		25,331	834,910
Qorvo, Inc.	*	7,357	374,471
Skyworks Solutions, Inc.		9,149	702,918
Texas Instruments, Inc.		50,632	2,775,140
Xilinx, Inc.		12,257	575,711

			21,977,562

Software—4.2%
Activision Blizzard, Inc.		24,654	954,356
Adobe Systems, Inc.	*	24,508	2,302,282
Autodesk, Inc.	*	10,891	663,589
CA, Inc.		15,940	455,246
Citrix Systems, Inc.	*	7,473	565,332
Electronic Arts, Inc.	*	15,035	1,033,205
Intuit, Inc.		13,517	1,304,391
Microsoft Corp.		396,447	21,994,880
Oracle Corp.		159,192	5,815,284
Red Hat, Inc.	*	9,279	768,394
salesforce.com, Inc.	*	30,571	2,396,766
Symantec Corp.		32,807	688,947

			38,942,672

Specialty Retail—2.6%
Advance Auto Parts, Inc.		3,603	542,288
AutoNation, Inc.	*	3,390	202,247
AutoZone, Inc.	*	1,523	1,129,929
Bed Bath & Beyond, Inc.	*	8,377	404,190
Best Buy Co., Inc.		14,155	431,020
CarMax, Inc.	*	9,994	539,376
GameStop Corp., Class A	†	5,816	163,081
Gap, Inc. (The)	†	12,952	319,914
Home Depot, Inc. (The)		63,015	8,333,734
L Brands, Inc.		12,642	1,211,356
Lowe’s Cos., Inc.		45,914	3,491,301
O’Reilly Automotive, Inc.	*	5,046	1,278,757
Ross Stores, Inc.		20,183	1,086,047
Signet Jewelers Ltd.		3,946	488,081

			Shares	Value
Staples, Inc.			30,964	$293,229
Tiffany & Co.			5,311	405,176
TJX Cos., Inc. (The)			33,707	2,390,163
Tractor Supply Co.			6,609	565,070
Urban Outfitters, Inc.		*	5,341	121,508

				23,396,467

Technology Hardware, Storage & Peripherals—4.0%
Apple, Inc.			277,113	29,168,914
EMC Corp.			96,414	2,475,912
Hewlett Packard Enterprise Co.			89,598	1,361,890
HP, Inc.			89,598	1,060,840
NetApp, Inc.			14,528	385,428
SanDisk Corp.			10,112	768,411
Seagate Technology plc		†	15,700	575,562
Western Digital Corp.			11,344	681,207

				36,478,164

Textiles, Apparel & Luxury Goods—0.9%
Coach, Inc.			13,663	447,190
Fossil Group, Inc.		*†	2,051	74,985
Hanesbrands, Inc.			19,290	567,705
Michael Kors Holdings Ltd. (United Kingdom)		*	9,888	396,113
NIKE, Inc., Class B			66,896	4,181,000
PVH Corp.			4,236	311,981
Ralph Lauren Corp.			2,956	329,535
Under Armour, Inc., Class A		*†	8,850	713,398
V.F. Corp.			16,764	1,043,559

				8,065,466

Tobacco—1.6%
Altria Group, Inc.			96,932	5,642,412
Philip Morris International, Inc.			76,881	6,758,609
Reynolds American, Inc.			40,776	1,881,812

				14,282,833

Trading Companies & Distributors—0.2%
Fastenal Co.		†	13,534	552,458
United Rentals, Inc.		*	4,537	329,114
W.W. Grainger, Inc.		†	2,935	594,601

				1,476,173

TOTAL COMMON STOCKS
(Cost $578,086,317)				888,667,502

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.450%	06/23/2016	‡‡	$65,000	64,858
0.398%	06/16/2016	‡‡	125,000	124,740
0.231%	03/31/2016	‡‡	25,000	24,990
0.196%	03/17/2016	‡‡	505,000	504,906
0.035%	02/25/2016	‡‡	550,000	549,946

				1,269,440

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,269,378)				1,269,440

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint 500 Stock Index Fund		Shares	Value
MONEY MARKET FUNDS—4.2%
Institutional Money Market Funds—4.2%
Dreyfus Institutional Cash Advantage Fund, 0.26%	††¥	1,950,000	$1,950,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32%		¥26,324,832	26,324,832
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32%	††¥	2,069,064	2,069,064
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.32%	††¥	1,950,000	1,950,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.29%	††¥	1,950,000	1,950,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.32%	††¥	1,950,000	1,950,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.31%	††¥	1,950,000	1,950,000

TOTAL MONEY MARKET FUNDS
(Cost $38,143,896)			38,143,896

TOTAL INVESTMENTS—101.2%
(Cost $617,499,591)			$928,080,838
Other assets less liabilities—(1.2%)			(11,372,382)

NET ASSETS—100.0%			$916,708,456

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2015

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—99.4%
Aerospace & Defense—2.6%
AAR Corp.		1,489	$39,146
Aerojet Rocketdyne Holdings, Inc.	*	1,629	25,510
American Science & Engineering, Inc.		435	18,000
Astronics Corp.	*	741	30,166
B/E Aerospace, Inc.		4,159	176,217
Boeing Co. (The)		27,220	3,935,740
BWX Technologies, Inc.		5,852	185,918
Cubic Corp.		476	22,491
Curtiss-Wright Corp.		2,112	144,672
DigitalGlobe, Inc.	*	3,780	59,195
Engility Holdings, Inc.		622	20,203
Esterline Technologies Corp.	*	1,049	84,969
General Dynamics Corp.		11,990	1,646,946
HEICO Corp.		2,276	123,723
Hexcel Corp.		4,757	220,963
Honeywell International, Inc.		30,765	3,186,331
Huntington Ingalls Industries, Inc.		1,897	240,634
KLX, Inc.	*	2,079	64,012
Kratos Defense & Security Solutions, Inc.	*†	832	3,411
L-3 Communications Holdings, Inc.		3,222	385,061
Lockheed Martin Corp.		10,595	2,300,704
Moog, Inc., Class A	*	1,446	87,628
National Presto Industries, Inc.	†	535	44,330
Northrop Grumman Corp.		7,805	1,473,662
Orbital ATK, Inc.		2,503	223,618
Precision Castparts Corp.		5,732	1,329,881
Raytheon Co.		12,251	1,525,617
Rockwell Collins, Inc.		5,705	526,572
Spirit AeroSystems Holdings, Inc., Class A	*	6,517	326,306
TASER International, Inc.	*†	2,292	39,629
Teledyne Technologies, Inc.	*	1,228	108,924
Textron, Inc.		12,237	514,076
TransDigm Group, Inc.	*	2,305	526,577
Triumph Group, Inc.		1,644	65,349
United Technologies Corp.		35,208	3,382,433
Vectrus, Inc.	*	276	5,766

			23,094,380

Air Freight & Logistics—0.6%
Atlas Air Worldwide Holdings, Inc.	*	600	24,804
C.H. Robinson Worldwide, Inc.		6,357	394,261
Echo Global Logistics, Inc.	*	1,118	22,796
Expeditors International of Washington, Inc.		7,178	323,728
FedEx Corp.		11,554	1,721,431
Forward Air Corp.		1,431	61,547
Hub Group, Inc., Class A	*	2,400	79,080
United Parcel Service, Inc., Class B		27,680	2,663,646
UTi Worldwide, Inc.	*	2,208	15,522
XPO Logistics, Inc.	*†	2,419	65,918

			5,372,733

		Shares	Value
Airlines—0.7%
Alaska Air Group, Inc.		5,372	$432,500
Allegiant Travel Co.		412	69,146
American Airlines Group, Inc.		27,796	1,177,161
Copa Holdings SA, Class A (Panama)	†	1,841	88,847
Delta Air Lines, Inc.		33,027	1,674,139
Hawaiian Holdings, Inc.	*	1,288	45,505
JetBlue Airways Corp.	*	11,233	254,427
Republic Airways Holdings, Inc.	*	2,384	9,369
SkyWest, Inc.		2,390	45,458
Southwest Airlines Co.		26,758	1,152,199
Spirit Airlines, Inc.	*	3,308	131,824
United Continental Holdings, Inc.	*	15,134	867,178
Virgin America, Inc.	*†	732	26,359

			5,974,112

Auto Components—0.5%
American Axle & Manufacturing Holdings, Inc.	*	2,113	40,020
BorgWarner, Inc.		8,954	387,081
Cooper Tire & Rubber Co.		3,066	116,048
Cooper-Standard Holding, Inc.	*	442	34,295
Dana Holding Corp.		5,645	77,901
Delphi Automotive plc (United Kingdom)		10,827	928,199
Dorman Products, Inc.	*†	1,022	48,514
Drew Industries, Inc.		2,207	134,384
Gentex Corp.		13,188	211,140
Gentherm, Inc.	*	2,107	99,872
Goodyear Tire & Rubber Co. (The)		9,437	308,307
Horizon Global Corp.	*	1,566	16,239
Johnson Controls, Inc.		25,420	1,003,836
Lear Corp.		3,353	411,849
Modine Manufacturing Co.	*	1,208	10,932
Motorcar Parts of America, Inc.	*	1,792	60,588
Superior Industries International, Inc.		1,102	20,299
Tenneco, Inc.	*	2,375	109,036
Visteon Corp.	*	2,509	287,281

			4,305,821

Automobiles—0.6%
Ford Motor Co.		154,114	2,171,466
General Motors Co.		63,967	2,175,518
Harley-Davidson, Inc.	†	8,168	370,745
Tesla Motors, Inc.	*†	3,800	912,038
Thor Industries, Inc.		1,221	68,559
Winnebago Industries, Inc.	†	1,432	28,497

			5,726,823

Banks—6.0%
1st Source Corp.		1,298	40,069
Ameris Bancorp		1,457	49,523
Associated Banc-Corp		5,110	95,813
BancFirst Corp.		642	37,634
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)		1,260	32,672
BancorpSouth, Inc.		3,611	86,628

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Bank of America Corp.		418,712	$7,046,923
Bank of Hawaii Corp.	†	1,898	119,384
Bank of the Ozarks, Inc.		2,505	123,897
BankUnited, Inc.		4,777	172,259
Banner Corp.		860	39,440
BB&T Corp.		31,261	1,181,978
BBCN Bancorp, Inc./California		7,132	122,813
Berkshire Hills Bancorp, Inc.		931	27,101
BOK Financial Corp.	†	801	47,892
Boston Private Financial Holdings, Inc.		1,297	14,708
Bridge Bancorp, Inc.		3,091	94,059
Bryn Mawr Bank Corp.		1,058	30,386
Capital Bank Financial Corp., Class A		832	26,607
Capital City Bank Group, Inc.		1,113	17,085
Cardinal Financial Corp.		1,142	25,981
Cascade Bancorp	*	219	1,329
Cathay General Bancorp		2,082	65,229
Catskill Litigation Trust	*‡d	582	—
Central Pacific Financial Corp.		103	2,268
Chemical Financial Corp.		1,552	53,187
CIT Group, Inc.		7,587	301,204
Citigroup, Inc.		121,677	6,296,785
Citizens & Northern Corp.		3,618	75,978
Citizens Financial Group, Inc.		12,474	326,694
City Holding Co.		250	11,410
CNB Financial Corp./Pennsylvania		4,147	74,770
CoBiz Financial, Inc.		1,063	14,265
Columbia Banking System, Inc.		1,334	43,368
Comerica, Inc.		7,542	315,482
Commerce Bancshares, Inc./Missouri		3,308	140,722
Community Bank System, Inc.		1,402	55,996
Community Trust Bancorp, Inc.		731	25,556
Cullen/Frost Bankers, Inc.	†	2,502	150,120
CVB Financial Corp.	†	4,084	69,101
Eagle Bancorp, Inc.	*	613	30,938
East West Bancorp, Inc.		6,997	290,795
Enterprise Financial Services Corp.		1,072	30,391
FCB Financial Holdings, Inc., Class A	*	778	27,845
Fidelity Southern Corp.		1,592	35,518
Fifth Third Bancorp		32,850	660,285
Financial Institutions, Inc.		2,741	76,748
First BanCorp. (Puerto Rico)	*	322	1,047
First Bancorp/North Carolina		4,779	89,558
First Busey Corp.		802	16,545
First Citizens BancShares, Inc./North Carolina, Class A		365	94,232
First Commonwealth Financial Corp.		2,619	23,754
First Connecticut Bancorp, Inc./Farmington CT		5,036	87,677
First Financial Bancorp		1,895	34,243
First Financial Bankshares, Inc.	†	1,838	55,452
First Horizon National Corp.		8,735	126,832

		Shares	Value
First Merchants Corp.		874	$22,217
First Midwest Bancorp, Inc./Illinois		2,002	36,897
First Niagara Financial Group, Inc.		13,662	148,233
First of Long Island Corp. (The)		1,479	44,370
First Republic Bank/California		4,803	317,286
FirstMerit Corp.		8,833	164,735
FNB Corp./Pennsylvania		4,685	62,498
Fulton Financial Corp.		6,533	84,994
Glacier Bancorp, Inc.		1,771	46,985
Great Western Bancorp, Inc.		1,001	29,049
Guaranty Bancorp		1,060	17,532
Hancock Holding Co.		2,963	74,579
Hanmi Financial Corp.		900	21,348
Heritage Financial Corp./Washington		4,736	89,226
Hilltop Holdings, Inc.	*	2,781	53,451
Home Bancshares, Inc./Arkansas		2,340	94,817
HomeTrust Bancshares, Inc.	*	5,108	103,437
Huntington Bancshares, Inc./Ohio		31,066	343,590
IBERIABANK Corp.		1,389	76,492
Independent Bank Corp./Massachusetts		874	40,659
International Bancshares Corp.		3,248	83,474
Investors Bancorp, Inc.		13,623	169,470
JPMorgan Chase & Co.		148,384	9,797,796
KeyCorp		33,148	437,222
LegacyTexas Financial Group, Inc.		1,733	43,360
M&T Bank Corp.		7,100	860,378
MB Financial, Inc.		2,119	68,592
Mercantile Bank Corp.		1,297	31,828
Merchants Bancshares, Inc.		2,994	94,281
MidWestOne Financial Group, Inc.		1,842	56,015
National Bank Holdings Corp., Class A		1,269	27,119
National Penn Bancshares, Inc.		4,919	60,651
NBT Bancorp, Inc.		1,000	27,880
Old National Bancorp/Indiana		3,552	48,165
PacWest Bancorp		3,898	168,004
Park National Corp.	†	728	65,869
Park Sterling Corp.		6,371	46,636
Peoples Bancorp, Inc./Ohio		2,756	51,923
People’s United Financial, Inc.	†	15,654	252,812
Pinnacle Financial Partners, Inc.		1,818	93,373
PNC Financial Services Group, Inc. (The)		20,829	1,985,212
Popular, Inc. (Puerto Rico)		5,380	152,469
PrivateBancorp, Inc.		2,295	94,141
Prosperity Bancshares, Inc.		2,300	110,078
Regions Financial Corp.		53,680	515,328
Renasant Corp.		803	27,631
Republic Bancorp, Inc./Kentucky, Class A		1,603	42,335
S&T Bancorp, Inc.		955	29,433
Sandy Spring Bancorp, Inc.		344	9,274
Signature Bank/New York	*	1,900	291,403
Simmons First National Corp., Class A		911	46,789
South State Corp.		2,017	145,123
State Bank Financial Corp.		4,194	88,200

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Sterling Bancorp/New York		5,533	$89,745
Suffolk Bancorp		3,336	94,576
SunTrust Banks, Inc.		20,745	888,716
SVB Financial Group	*	1,736	206,410
Synovus Financial Corp.		5,952	192,726
Talmer Bancorp, Inc., Class A		1,591	28,813
TCF Financial Corp.		6,104	86,188
Texas Capital Bancshares, Inc.	*	2,821	139,414
Tompkins Financial Corp.		730	40,997
Towne Bank/Virginia	†	1,448	30,220
Trustmark Corp.	†	2,635	60,710
U.S. Bancorp		67,244	2,869,302
UMB Financial Corp.		1,211	56,372
Umpqua Holdings Corp.		9,721	154,564
Union Bankshares Corp.		1,503	37,936
United Bankshares, Inc./West Virginia		2,134	78,937
United Community Banks, Inc./Georgia		454	8,848
Valley National Bancorp		6,899	67,955
Washington Trust Bancorp, Inc.		500	19,760
Webster Financial Corp.		2,393	88,996
Wells Fargo & Co.		186,994	10,164,994
WesBanco, Inc.		3,097	92,972
Westamerica Bancorporation	†	288	13,464
Western Alliance Bancorp	*	2,725	97,719
Wilshire Bancorp, Inc.		2,402	27,743
Wintrust Financial Corp.		1,508	73,168
Zions Bancorporation		9,159	250,041

			52,994,121

Beverages—1.9%
Boston Beer Co., Inc. (The), Class A	*	609	122,963
Brown-Forman Corp., Class A	†	294	32,372
Brown-Forman Corp., Class B		5,539	549,912
Coca-Cola Bottling Co. Consolidated		437	79,757
Coca-Cola Co. (The)		156,915	6,741,069
Coca-Cola Enterprises, Inc.		8,850	435,774
Constellation Brands, Inc., Class A		6,550	932,982
Dr. Pepper Snapple Group, Inc.		7,323	682,504
Molson Coors Brewing Co., Class B		6,229	585,028
Monster Beverage Corp.	*	5,869	874,246
PepsiCo, Inc.		58,971	5,892,382

			16,928,989

Biotechnology—3.5%
ACADIA Pharmaceuticals, Inc.	*†	3,025	107,841
Achillion Pharmaceuticals, Inc.	*	5,414	58,417
Acorda Therapeutics, Inc.	*	674	28,834
Advaxis, Inc.	*†	2,266	22,796
Aegerion Pharmaceuticals, Inc.	*†	1,499	15,140
Agenus, Inc.	*	5,420	24,607
Agios Pharmaceuticals, Inc.	*†	838	54,403
Alder Biopharmaceuticals, Inc.	*†	922	30,454
Alexion Pharmaceuticals, Inc.	*	8,416	1,605,352
Alkermes plc (Ireland)	*	5,289	419,841
Alnylam Pharmaceuticals, Inc.	*	2,817	265,192
AMAG Pharmaceuticals, Inc.	*	1,258	37,979

		Shares	Value
Amgen, Inc.		29,996	$4,869,251
Amicus Therapeutics, Inc.	*	3,392	32,902
Anacor Pharmaceuticals, Inc.	*	2,424	273,839
Arena Pharmaceuticals, Inc.	*	9,689	18,409
ARIAD Pharmaceuticals, Inc.	*†	5,175	32,344
Array BioPharma, Inc.	*†	4,333	18,285
Arrowhead Research Corp.	*†	2,896	17,810
Atara Biotherapeutics, Inc.	*	882	23,294
Baxalta, Inc.		21,536	840,550
BioCryst Pharmaceuticals, Inc.	*	3,439	35,491
Biogen, Inc.	*	9,257	2,835,882
BioMarin Pharmaceutical, Inc.	*	6,129	642,074
Bluebird Bio, Inc.	*†	1,335	85,734
Calithera Biosciences, Inc.	*†	5,564	42,620
Catalyst Pharmaceuticals, Inc.	*	11,128	27,264
Celgene Corp.	*	31,269	3,744,775
Celldex Therapeutics, Inc.	*†	6,204	97,279
Cellular Biomedicine Group, Inc.	*†	1,275	27,400
Cepheid, Inc.	*	2,341	85,517
Chimerix, Inc.	*	1,123	10,051
Clovis Oncology, Inc.	*†	1,475	51,625
Coherus Biosciences, Inc.	*†	1,685	38,688
CytRx Corp.	*†	9,490	25,149
Dyax Corp.	*	4,812	181,027
Dynavax Technologies Corp.	*	2,946	71,175
Eagle Pharmaceuticals, Inc./DE	*†	528	46,818
Emergent BioSolutions, Inc.	*	1,319	52,773
Epizyme, Inc.	*†	1,889	30,262
Esperion Therapeutics, Inc.	*†	547	12,176
Exact Sciences Corp.	*†	5,314	49,048
Exelixis, Inc.	*†	15,393	86,817
FibroGen, Inc.	*	1,930	58,807
Five Prime Therapeutics, Inc.	*	1,885	78,228
Galena Biopharma, Inc.	*†	15,289	22,475
Genomic Health, Inc.	*	1,284	45,197
Geron Corp.	*†	4,719	22,840
Gilead Sciences, Inc.		58,348	5,904,234
Halozyme Therapeutics, Inc.	*	6,362	110,254
Heron Therapeutics, Inc.	*†	3,218	85,921
Idera Pharmaceuticals, Inc.	*†	13,094	40,461
ImmunoGen, Inc.	*	1,323	17,953
Immunomedics, Inc.	*†	2,141	6,573
Incyte Corp.	*	5,945	644,735
Inovio Pharmaceuticals, Inc.	*†	4,267	28,674
Insmed, Inc.	*	2,696	48,932
Intercept Pharmaceuticals, Inc.	*†	507	75,720
Intrexon Corp.	*†	1,662	50,109
Invitae Corp.	*†	3,036	24,926
Ionis Pharmaceuticals, Inc.	*†	5,904	365,635
Ironwood Pharmaceuticals, Inc.	*	7,019	81,350
Karyopharm Therapeutics, Inc.	*	1,683	22,300
Keryx Biopharmaceuticals, Inc.	*†	5,221	26,366
Kite Pharma, Inc.	*	750	46,215
La Jolla Pharmaceutical Co.	*†	2,037	54,999
Lexicon Pharmaceuticals, Inc.	*†	334	4,446
Ligand Pharmaceuticals, Inc.	*†	815	88,362
Lion Biotechnologies, Inc.	*†	4,777	36,878
MacroGenics, Inc.	*	1,247	38,620
MannKind Corp.	*†	8,369	12,135
Medivation, Inc.	*	6,924	334,706
Merrimack Pharmaceuticals, Inc.	*†	5,739	45,338
MiMedx Group, Inc.	*†	5,999	56,211
Mirati Therapeutics, Inc.	*†	1,481	46,800
Momenta Pharmaceuticals, Inc.	*	2,618	38,851

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Myriad Genetics, Inc.	*†	4,124	$177,992
Neurocrine Biosciences, Inc.	*	2,588	146,403
NewLink Genetics Corp.	*†	2,670	97,161
Northwest Biotherapeutics, Inc.	*†	5,699	18,237
Novavax, Inc.	*	10,201	85,586
Oncothyreon, Inc.	*†	11,784	26,161
Ophthotech Corp.	*	538	42,249
OPKO Health, Inc.	*†	12,920	129,846
Orexigen Therapeutics, Inc.	*†	6,895	11,859
Organovo Holdings, Inc.	*	11,074	27,574
Osiris Therapeutics, Inc.	*†	1,402	14,553
Otonomy, Inc.	*	2,044	56,721
OvaScience, Inc.	*†	1,412	13,795
PDL BioPharma, Inc.		3,841	13,597
Peregrine Pharmaceuticals, Inc.	*†	20,036	23,442
Pfenex, Inc.	*	2,406	29,786
Portola Pharmaceuticals, Inc.	*	1,194	61,431
Progenics Pharmaceuticals, Inc.	*†	793	4,861
Prothena Corp. plc (Ireland)	*	1,778	121,100
PTC Therapeutics, Inc.	*	1,567	50,771
Puma Biotechnology, Inc.	*†	853	66,875
Radius Health, Inc.	*	1,108	68,186
Raptor Pharmaceutical Corp.	*	3,794	19,729
Regeneron Pharmaceuticals, Inc.	*	3,165	1,718,184
Regulus Therapeutics, Inc.	*†	4,506	39,292
Repligen Corp.	*	1,117	31,600
Retrophin, Inc.	*	3,586	69,174
Rigel Pharmaceuticals, Inc.	*	1,882	5,702
Sangamo BioSciences, Inc.	*†	2,626	23,975
Sarepta Therapeutics, Inc.	*†	2,129	82,137
Seattle Genetics, Inc.	*†	3,191	143,212
Sorrento Therapeutics, Inc.	*	2,737	23,839
Synergy Pharmaceuticals, Inc.	*†	6,708	38,034
TESARO, Inc.	*	795	41,594
TG Therapeutics, Inc.	*†	4,138	49,366
Threshold Pharmaceuticals, Inc.	*	6,119	2,937
Trovagene, Inc.	*†	4,449	24,025
Ultragenyx Pharmaceutical, Inc.	*	1,316	147,629
United Therapeutics Corp.	*	1,828	286,283
Vanda Pharmaceuticals, Inc.	*†	2,680	24,951
Vertex Pharmaceuticals, Inc.	*	9,580	1,205,451
Vital Therapies, Inc.	*†	2,106	24,261
XOMA Corp.	*†	9,130	12,143
Zafgen, Inc.	*†	1,187	7,466
ZIOPHARM Oncology, Inc.	*†	9,911	82,360

			31,033,966

Building Products—0.3%
A.O. Smith Corp.		4,024	308,279
Allegion plc (Ireland)		3,761	247,925
American Woodmark Corp.	*	800	63,984
Apogee Enterprises, Inc.		1,250	54,388
Armstrong World Industries, Inc.	*	1,413	64,616
Builders FirstSource, Inc.	*†	3,379	37,439
Fortune Brands Home & Security, Inc.		5,665	314,408
Gibraltar Industries, Inc.	*	1,188	30,223
Griffon Corp.	†	1,288	22,926
Lennox International, Inc.		2,019	252,173
Masco Corp.		16,508	467,176
Masonite International Corp.	*	741	45,371
NCI Building Systems, Inc.	*	246	3,053
Owens Corning, Inc.		4,256	200,160
Patrick Industries, Inc.	*	1,461	63,554

		Shares	Value
Quanex Building Products Corp.		1,671	$34,840
Simpson Manufacturing Co., Inc.		2,084	71,169
Trex Co., Inc.	*	1,462	55,614
Universal Forest Products, Inc.		1,121	76,643
USG Corp.	*†	3,348	81,323

			2,495,264

Capital Markets—2.0%
Actua Corp.	*	4,779	54,720
Affiliated Managers Group, Inc.	*	2,083	332,780
Ameriprise Financial, Inc.		7,388	786,231
Arlington Asset Investment Corp., Class A	†	304	4,022
Artisan Partners Asset Management, Inc., Class A		707	25,494
Ashford, Inc.	*	48	2,556
Associated Capital Group, Inc., Class A	*	558	17,019
Bank of New York Mellon Corp. (The)		44,286	1,825,469
BGC Partners, Inc., Class A		7,270	71,319
BlackRock, Inc.		5,053	1,720,648
Calamos Asset Management, Inc., Class A		1,800	17,424
Charles Schwab Corp. (The)		44,155	1,454,024
Cowen Group, Inc., Class A	*†	2,582	9,889
Diamond Hill Investment Group, Inc.		331	62,559
E*TRADE Financial Corp.	*	13,474	399,369
Eaton Vance Corp.		5,282	171,295
Evercore Partners, Inc., Class A		2,410	130,309
Federated Investors, Inc., Class B		3,745	107,294
Financial Engines, Inc.	†	1,762	59,326
Franklin Resources, Inc.		15,516	571,299
GAMCO Investors, Inc., Class A	†	558	17,320
Goldman Sachs Group, Inc. (The)		17,298	3,117,618
Greenhill & Co., Inc.		495	14,162
HFF, Inc., Class A		949	29,485
Interactive Brokers Group, Inc., Class A		1,570	68,452
INTL FCStone, Inc.	*	507	16,964
Invesco Ltd.		16,610	556,103
Investment Technology Group, Inc.		2,078	35,368
Janus Capital Group, Inc.		6,411	90,331
KCG Holdings, Inc., Class A	*	444	5,466
Ladenburg Thalmann Financial Services, Inc.	*†	18,032	49,768
Lazard Ltd., Class A (Bermuda)		5,918	266,369
Legg Mason, Inc.		3,981	156,175
LPL Financial Holdings, Inc.	†	2,478	105,687
Morgan Stanley		60,297	1,918,048
Northern Trust Corp.		9,019	650,180
NorthStar Asset Management Group, Inc.		7,137	86,643
Piper Jaffray Cos.	*	963	38,905
Pzena Investment Management, Inc., Class A		6,659	57,267
Raymond James Financial, Inc.		4,128	239,300
Safeguard Scientifics, Inc.	*	678	9,838
SEI Investments Co.		5,918	310,103
State Street Corp.		16,546	1,097,993
Stifel Financial Corp.	*	2,724	115,389
T. Rowe Price Group, Inc.		9,852	704,319
TD Ameritrade Holding Corp.		9,598	333,147

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Virtus Investment Partners, Inc.	†	210	$24,667
Waddell & Reed Financial, Inc., Class A		3,971	113,809
Walter Investment Management Corp.	*†	1,972	28,042
Westwood Holdings Group, Inc.		1,027	53,496
WisdomTree Investments, Inc.	†	3,701	58,032

			18,191,492

Chemicals—2.2%
A. Schulman, Inc.		1,444	44,244
Air Products & Chemicals, Inc.		8,124	1,057,014
Airgas, Inc.		2,915	403,203
Albemarle Corp.		4,839	271,032
Ashland, Inc.		2,794	286,944
Axalta Coating Systems Ltd.	*	2,458	65,506
Axiall Corp.		2,616	40,286
Balchem Corp.		655	39,824
Cabot Corp.		2,693	110,090
Calgon Carbon Corp.		3,184	54,924
Celanese Corp., Series A		5,922	398,728
CF Industries Holdings, Inc.		10,395	424,220
Chemours Co. (The)		7,163	38,394
Chemtura Corp.	*	5,201	141,831
Dow Chemical Co. (The)		45,536	2,344,193
E.I. Du Pont de Nemours & Co.		35,815	2,385,279
Eastman Chemical Co.		6,221	419,980
Ecolab, Inc.		10,184	1,164,846
Ferro Corp.	*	1,818	20,216
Flotek Industries, Inc.	*†	1,303	14,906
FMC Corp.		5,510	215,606
H.B. Fuller Co.		2,570	93,728
Huntsman Corp.		7,052	80,181
Innophos Holdings, Inc.		588	17,040
Innospec, Inc.		519	28,187
International Flavors & Fragrances, Inc.		3,643	435,849
Intrepid Potash, Inc.	*†	1,172	3,457
Koppers Holdings, Inc.	*	1,582	28,871
Kronos Worldwide, Inc.	†	2,262	12,758
LSB Industries, Inc.	*	1,411	10,230
LyondellBasell Industries NV, Class A		15,517	1,348,427
Minerals Technologies, Inc.		1,736	79,613
Monsanto Co.		18,526	1,825,181
Mosaic Co. (The)		13,362	368,658
NewMarket Corp.		378	143,916
Olin Corp.		2,796	48,259
OMNOVA Solutions, Inc.	*	6,478	39,710
Platform Specialty Products Corp.	*†	3,070	39,388
PolyOne Corp.		3,321	105,475
PPG Industries, Inc.		10,732	1,060,536
Praxair, Inc.		11,518	1,179,443
Quaker Chemical Corp.		483	37,317
Rayonier Advanced Materials, Inc.		1,668	16,330
Rentech, Inc.	*	3,812	13,418
RPM International, Inc.		4,832	212,898
Scotts Miracle-Gro Co. (The), Class A		1,662	107,216
Sensient Technologies Corp.		2,027	127,336

		Shares	Value
Sherwin-Williams Co. (The)		3,473	$901,591
Stepan Co.		1,112	55,255
Tredegar Corp.		1,606	21,874
Tronox Ltd., Class A		1,637	6,401
Valspar Corp. (The)		4,039	335,035
W.R. Grace & Co.	*	3,427	341,295
Westlake Chemical Corp.		2,558	138,951

			19,205,090

Commercial Services & Supplies—0.6%
ABM Industries, Inc.		2,291	65,225
ACCO Brands Corp.	*	2,302	16,413
ADT Corp. (The)	†	7,488	246,954
Brady Corp., Class A		2,402	55,198
Brink’s Co. (The)		2,084	60,144
Cintas Corp.		3,889	354,093
Civeo Corp.	*	4,052	5,754
Clean Harbors, Inc.	*	2,414	100,543
Copart, Inc.	*	4,536	172,413
Covanta Holding Corp.		4,185	64,826
Deluxe Corp.		2,098	114,425
Ennis, Inc.		695	13,379
Essendant, Inc.		2,556	83,096
G&K Services, Inc., Class A		1,008	63,403
Healthcare Services Group, Inc.		4,963	173,060
Herman Miller, Inc.		3,155	90,548
HNI Corp.		2,512	90,583
Interface, Inc.		3,357	64,253
KAR Auction Services, Inc.		4,303	159,340
Kimball International, Inc., Class B		1,500	14,655
Knoll, Inc.		2,701	50,779
Matthews International Corp., Class A		1,052	56,229
McGrath RentCorp		916	23,074
Mobile Mini, Inc.		2,000	62,260
MSA Safety, Inc.		1,444	62,771
NL Industries, Inc.	*	2,111	6,417
Pitney Bowes, Inc.		7,953	164,229
R.R. Donnelley & Sons Co.		10,168	149,673
Republic Services, Inc.		11,229	493,964
Rollins, Inc.		3,124	80,912
Steelcase, Inc., Class A		1,992	29,681
Stericycle, Inc.	*	3,380	407,628
Tetra Tech, Inc.		2,114	55,006
Tyco International plc		15,636	498,632
Unifirst Corp.		300	31,260
US Ecology, Inc.		824	30,027
Viad Corp.		937	26,452
Waste Connections, Inc.		4,341	244,485
Waste Management, Inc.		18,266	974,856
West Corp.		1,023	22,066

			5,478,706

Communications Equipment—1.4%
ADTRAN, Inc.		3,197	55,052
Applied Optoelectronics, Inc.	*	2,394	41,081
Arista Networks, Inc.	*†	1,018	79,241
ARRIS Group, Inc.	*	4,646	142,028
Black Box Corp.		865	8,243
Brocade Communications Systems, Inc.		14,008	128,593
CalAmp Corp.	*	550	10,962
Ciena Corp.	*	5,950	123,106

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Cisco Systems, Inc.		202,007	$5,485,500
CommScope Holding Co., Inc.	*	3,309	85,670
Comtech Telecommunications Corp.		1,350	27,122
Digi International, Inc.	*	1,976	22,487
EchoStar Corp., Class A	*	1,877	73,410
Extreme Networks, Inc.	*	4,491	18,323
F5 Networks, Inc.	*	2,664	258,301
Finisar Corp.	*	7,171	104,266
Harmonic, Inc.	*†	2,820	11,477
Harris Corp.		4,595	399,306
Infinera Corp.	*	4,191	75,941
InterDigital, Inc.		2,803	137,459
Ixia	*	2,330	28,962
Juniper Networks, Inc.		17,553	484,463
KVH Industries, Inc.	*	375	3,533
Lumentum Holdings, Inc.	*	1,488	32,766
Motorola Solutions, Inc.	†	8,298	567,998
NETGEAR, Inc.	*	1,206	50,543
NetScout Systems, Inc.	*	2,935	90,105
Palo Alto Networks, Inc.	*	2,788	491,078
Plantronics, Inc.		1,826	86,589
Polycom, Inc.	*	8,354	105,177
QUALCOMM, Inc.		61,994	3,098,770
Ruckus Wireless, Inc.	*	2,272	24,333
Sonus Networks, Inc.	*	2,140	15,258
Ubiquiti Networks, Inc.	*	904	28,648
ViaSat, Inc.	*†	1,190	72,602
Viavi Solutions, Inc.	*	7,444	45,334

			12,513,727

Construction & Engineering—0.2%
AECOM	*	7,449	223,693
Aegion Corp.	*	1,223	23,616
Ameresco, Inc., Class A	*	5,845	36,531
Chicago Bridge & Iron Co. NV (Netherlands)		4,114	160,405
Comfort Systems USA, Inc.		2,179	61,927
Dycom Industries, Inc.	*	2,076	145,237
EMCOR Group, Inc.		2,908	139,700
Fluor Corp.		6,816	321,852
Furmanite Corp.	*	1,100	7,326
Granite Construction, Inc.		1,889	81,057
Jacobs Engineering Group, Inc.	*	4,968	208,408
KBR, Inc.		6,464	109,371
MasTec, Inc.	*†	2,049	35,612
Quanta Services, Inc.	*	8,861	179,435
Tutor Perini Corp.	*	960	16,070

			1,750,240

Construction Materials—0.1%
Eagle Materials, Inc.		2,083	125,876
Headwaters, Inc.	*	2,095	35,342
Martin Marietta Materials, Inc.		2,450	334,621
Summit Materials, Inc., Class A	*	1,787	35,820
US Concrete, Inc.	*	508	26,751
Vulcan Materials Co.		6,242	592,803

			1,151,213

Consumer Finance—0.8%
Ally Financial, Inc.	*	18,490	344,654
American Express Co.		34,718	2,414,637

		Shares	Value
Capital One Financial Corp.		22,188	$1,601,530
Cash America International, Inc.		685	20,516
Credit Acceptance Corp.	*†	253	54,147
Discover Financial Services		18,027	966,608
Encore Capital Group, Inc.	*†	851	24,747
Enova International, Inc.	*	626	4,138
EZCORP, Inc., Class A	*	2,031	10,135
First Cash Financial Services, Inc.	*	2,461	92,115
Green Dot Corp., Class A	*	1,445	23,727
LendingClub Corp.	*†	2,826	31,227
Navient Corp.		18,104	207,291
Nelnet, Inc., Class A		481	16,147
OneMain Holdings, Inc.	*	1,782	74,024
PRA Group, Inc.	*†	1,512	52,451
Santander Consumer USA Holdings, Inc.	*	3,078	48,786
SLM Corp.	*	18,104	118,038
Synchrony Financial	*	30,280	920,815
World Acceptance Corp.	*†	639	23,707

			7,049,440

Containers & Packaging—0.4%
AEP Industries, Inc.	*	372	28,700
AptarGroup, Inc.		3,130	227,394
Avery Dennison Corp.		3,924	245,878
Ball Corp.		6,557	476,891
Bemis Co., Inc.		3,374	150,784
Berry Plastics Group, Inc.	*	3,574	129,307
Crown Holdings, Inc.	*	5,070	257,049
Graphic Packaging Holding Co.		11,052	141,797
Greif, Inc., Class A		852	26,250
Myers Industries, Inc.		1,716	22,857
Owens-Illinois, Inc.	*	6,064	105,635
Packaging Corp. of America		4,339	273,574
Sealed Air Corp.		7,726	344,580
Silgan Holdings, Inc.		1,615	86,758
Sonoco Products Co.		3,353	137,037
WestRock Co.		9,998	456,109

			3,110,600

Distributors—0.1%
Core-Mark Holding Co., Inc.		515	42,199
Genuine Parts Co.		6,041	518,861
LKQ Corp.	*	11,438	338,908
Pool Corp.		2,434	196,619
VOXX International Corp.	*	1,218	6,407

			1,102,994

Diversified Consumer Services—0.2%
2U, Inc.	*†	1,540	43,089
American Public Education, Inc.	*	698	12,990
Apollo Education Group, Inc.	*	3,118	23,915
Ascent Capital Group, Inc., Class A	*	545	9,112
Bright Horizons Family Solutions, Inc.	*	1,107	73,948
Career Education Corp.	*	4,167	15,126
Chegg, Inc.	*†	5,262	35,413
DeVry Education Group, Inc.	†	2,980	75,424
Graham Holdings Co., Class B		183	88,750
Grand Canyon Education, Inc.	*	3,129	125,535
H&R Block, Inc.		11,402	379,801
Houghton Mifflin Harcourt Co.	*	4,462	97,182
LifeLock, Inc.	*†	3,002	43,079

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Regis Corp.	*	1,818	$25,725
Service Corp. International		10,864	282,681
ServiceMaster Global Holdings, Inc.	*	3,321	130,316
Sotheby’s		2,623	67,568
Strayer Education, Inc.	*	551	33,126
Universal Technical Institute, Inc.		418	1,948
Weight Watchers International, Inc.	*†	1,826	41,633

			1,606,361

Diversified Financial Services—1.8%
Berkshire Hathaway, Inc., Class B	*	74,167	9,793,011
CBOE Holdings, Inc.		3,873	251,358
CME Group, Inc.		12,281	1,112,659
FactSet Research Systems, Inc.		1,490	242,229
FNFV Group	*	3,132	35,172
Intercontinental Exchange, Inc.		4,413	1,130,875
Leucadia National Corp.		12,939	225,009
MarketAxess Holdings, Inc.		1,202	134,131
McGraw Hill Financial, Inc.		10,592	1,044,159
Moody’s Corp.		7,473	749,841
Morningstar, Inc.		619	49,774
MSCI, Inc.		4,088	294,868
Nasdaq, Inc.		5,431	315,921
PICO Holdings, Inc.	*	1,150	11,868
Resource America, Inc., Class A		1,287	7,889
Tiptree Financial, Inc., Class A	†	4,605	28,275
Voya Financial, Inc.		7,895	291,405

			15,718,444

Diversified Telecommunication Services—2.0%
8x8, Inc.	*	3,048	34,900
AT&T, Inc.		243,988	8,395,627
Atlantic Tele-Network, Inc.		347	27,146
CenturyLink, Inc.		22,585	568,239
Cincinnati Bell, Inc.	*	8,448	30,413
Cogent Communications Holdings, Inc.	†	2,886	100,115
Consolidated Communications Holdings, Inc.	†	1,840	38,548
Frontier Communications Corp.	†	44,056	205,741
General Communication, Inc., Class A	*	2,516	49,766
Globalstar, Inc.	*†	9,926	14,293
IDT Corp., Class B		1,600	18,656
Iridium Communications, Inc.	*†	3,791	31,882
Level 3 Communications, Inc.	*	11,647	633,131
Lumos Networks Corp.	*	1,350	15,120
Straight Path Communications, Inc., Class B	*†	1,402	24,030
Verizon Communications, Inc.		163,549	7,559,235
Vonage Holdings Corp.	*	11,167	64,099
Windstream Holdings, Inc.	†	3,500	22,540
Zayo Group Holdings, Inc.	*	4,725	125,638

			17,959,119

		Shares	Value
Electric Utilities—1.6%
ALLETE, Inc.		1,243	$63,182
American Electric Power Co., Inc.		19,815	1,154,620
Avangrid, Inc.	*	1,496	57,446
Cleco Corp.		2,587	135,067
Duke Energy Corp.		28,089	2,005,274
Edison International		13,187	780,802
El Paso Electric Co.		1,748	67,298
Empire District Electric Co. (The)		4,477	125,669
Entergy Corp.		7,301	499,096
Eversource Energy		12,534	640,111
Exelon Corp.		34,288	952,178
FirstEnergy Corp.		17,664	560,479
Great Plains Energy, Inc.		4,631	126,473
Hawaiian Electric Industries, Inc.		3,066	88,761
IDACORP, Inc.		1,515	103,020
ITC Holdings Corp.		5,429	213,088
MGE Energy, Inc.		2,338	108,483
NextEra Energy, Inc.		17,979	1,867,838
OGE Energy Corp.		7,669	201,618
Otter Tail Corp.		1,095	29,160
Pepco Holdings, Inc.		8,859	230,423
Pinnacle West Capital Corp.		4,222	272,234
PNM Resources, Inc.		2,169	66,306
Portland General Electric Co.		2,718	98,854
PPL Corp.		27,620	942,671
Southern Co. (The)		37,295	1,745,033
Unitil Corp.		2,609	93,611
Westar Energy, Inc.		4,753	201,575
Xcel Energy, Inc.		19,945	716,225

			14,146,595

Electrical Equipment—0.5%
Acuity Brands, Inc.		1,873	437,907
AMETEK, Inc.		9,526	510,498
AZZ, Inc.		2,357	130,979
Babcock & Wilcox Enterprises, Inc.	*	2,926	61,066
Eaton Corp. plc		18,634	969,713
Emerson Electric Co.		27,226	1,302,220
Encore Wire Corp.		1,400	51,926
EnerSys		2,156	120,585
Enphase Energy, Inc.	*†	4,495	15,777
Franklin Electric Co., Inc.		1,804	48,762
FuelCell Energy, Inc.	*†	3,032	15,039
Generac Holdings, Inc.	*†	3,020	89,905
General Cable Corp.		1,732	23,261
Hubbell, Inc.		2,078	209,961
LSI Industries, Inc.		1,083	13,202
Plug Power, Inc.	*†	9,245	19,507
Powell Industries, Inc.		1,045	27,201
Regal Beloit Corp.		1,272	74,437
Rockwell Automation, Inc.		5,377	551,734
SolarCity Corp.	*	1,999	101,989
Vicor Corp.	*	1,380	12,586

			4,788,255

Electronic Equipment, Instruments & Components—0.7%
Agilysys, Inc.	*	1,335	13,337
Amphenol Corp., Class A		12,278	641,280
Anixter International, Inc.	*	1,723	104,052
Arrow Electronics, Inc.	*	4,585	248,415

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Avnet, Inc.		5,129	$219,726
AVX Corp.		2,270	27,558
Badger Meter, Inc.		1,134	66,441
Belden, Inc.		1,894	90,306
Benchmark Electronics, Inc.	*	2,520	52,088
CDW Corp.		4,713	198,135
Checkpoint Systems, Inc.		1,441	9,035
Cognex Corp.		4,046	136,633
Coherent, Inc.	*	1,348	87,768
Corning, Inc.		52,217	954,527
CTS Corp.		1,580	27,871
Daktronics, Inc.		927	8,083
Dolby Laboratories, Inc., Class A		1,370	46,100
DTS, Inc.	*	755	17,048
Electro Rent Corp.		950	8,740
FARO Technologies, Inc.	*	453	13,373
FEI Co.		1,368	109,153
FLIR Systems, Inc.		5,608	157,417
II-VI, Inc.	*	1,364	25,316
Ingram Micro, Inc., Class A		7,190	218,432
Insight Enterprises, Inc.	*	2,054	51,596
InvenSense Inc.	*†	1,864	19,069
IPG Photonics Corp.	*†	2,130	189,911
Itron, Inc.	*	955	34,552
Jabil Circuit, Inc.		8,287	193,004
Keysight Technologies, Inc.	*	6,630	187,828
Kimball Electronics, Inc.	*	1,125	12,364
Knowles Corp.	*†	2,880	38,390
Littelfuse, Inc.		909	97,272
Mercury Systems, Inc.	*	963	17,681
Mesa Laboratories, Inc.	†	887	88,256
Methode Electronics, Inc.		1,383	44,021
MTS Systems Corp.		1,342	85,096
National Instruments Corp.		5,121	146,921
Newport Corp.	*	1,614	25,614
OSI Systems, Inc.	*	867	76,868
Park Electrochemical Corp.		1,086	16,355
PC Connection, Inc.		854	19,335
Plexus Corp.	*	1,884	65,789
Rofin-Sinar Technologies, Inc.	*	2,200	58,916
Rogers Corp.	*	803	41,411
Sanmina Corp.	*	3,577	73,615
ScanSource, Inc.	*	1,126	36,280
SYNNEX Corp.		853	76,710
Tech Data Corp.	*	2,057	136,544
Trimble Navigation Ltd.	*	8,636	185,242
TTM Technologies, Inc.	*	1,639	10,670
Universal Display Corp.	*	1,350	73,494
Vishay Intertechnology, Inc.	†	6,172	74,373
Vishay Precision Group, Inc.	*	440	4,981
Zebra Technologies Corp., Class A	*	2,729	190,075

			5,853,067

Energy Equipment & Services—1.0%
Archrock, Inc.		2,465	18,537
Atwood Oceanics, Inc.	†	2,474	25,309
Baker Hughes, Inc.		17,431	804,441
Basic Energy Services, Inc.	*†	7,861	21,067
Bristow Group, Inc.	†	982	25,434
C&J Energy Services Ltd.	*†	3,382	16,098
Cameron International Corp.	*	8,658	547,186

		Shares	Value
CARBO Ceramics, Inc.	†	1,137	$19,556
Diamond Offshore Drilling, Inc.	†	2,656	56,042
Dril-Quip, Inc.	*	1,338	79,250
Ensco plc, Class A (United Kingdom)		8,935	137,510
Era Group, Inc.	*	713	7,950
Exterran Corp.	*	1,232	19,774
FMC Technologies, Inc.	*	9,017	261,583
Forum Energy Technologies, Inc.	*†	2,107	26,253
Frank’s International NV (Netherlands)		1,561	26,053
Geospace Technologies Corp.	*	1,100	15,477
Gulfmark Offshore, Inc., Class A	*†	1,000	4,670
Halliburton Co.		33,597	1,143,642
Helix Energy Solutions Group, Inc.	*	3,853	20,267
Helmerich & Payne, Inc.	†	3,926	210,237
Hornbeck Offshore Services, Inc.	*†	1,800	17,892
ION Geophysical Corp.	*	6,136	3,087
Key Energy Services, Inc.	*	31,574	15,222
Matrix Service Co.	*	468	9,613
McDermott International, Inc.	*†	11,704	39,208
Nabors Industries Ltd.		10,988	93,508
National Oilwell Varco, Inc.		16,514	553,054
Newpark Resources, Inc.	*	3,484	18,396
Noble Corp. plc (United Kingdom)	†	7,712	81,362
Oceaneering International, Inc.		4,464	167,489
Oil States International, Inc.	*	2,026	55,208
Parker Drilling Co.	*	3,755	6,834
Patterson-UTI Energy, Inc.		6,712	101,217
PHI, Inc.	*	774	12,701
Pioneer Energy Services Corp.	*	2,700	5,859
Rowan Cos. plc, Class A	†	3,918	66,410
Schlumberger Ltd.		50,798	3,543,161
SEACOR Holdings, Inc.	*	713	37,475
Seadrill Ltd. (United Kingdom)	*†	15,030	50,952
Seventy Seven Energy, Inc.	*†	10,182	10,691
Superior Energy Services, Inc.		7,732	104,150
Tesco Corp.		3,185	23,059
TETRA Technologies, Inc.	*	2,352	17,687
Tidewater, Inc.	†	2,250	15,660
Unit Corp.	*†	1,702	20,764
US Silica Holdings, Inc.	†	2,169	40,625
Weatherford International plc (Switzerland)	*	28,035	235,214

			8,832,834

Food & Staples Retailing—2.0%
Andersons, Inc. (The)		1,050	33,211
Casey’s General Stores, Inc.		1,608	193,684
Costco Wholesale Corp.		17,258	2,787,167
CVS Health Corp.		45,214	4,420,573
Fresh Market, Inc. (The)	*†	1,489	34,872
Kroger Co. (The)		40,960	1,713,357
PriceSmart, Inc.		1,212	100,584
Rite Aid Corp.	*	36,454	285,799
SpartanNash Co.		808	17,485
Sprouts Farmers Market, Inc.	*	5,111	135,901
SUPERVALU, Inc.	*	8,154	55,284
Sysco Corp.		23,115	947,715
United Natural Foods, Inc.	*	1,912	75,256
Walgreens Boots Alliance, Inc.		34,353	2,925,330
Wal-Mart Stores, Inc.		62,580	3,836,154

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Weis Markets, Inc.		382	$16,923
Whole Foods Market, Inc.		14,831	496,839

			18,076,134

Food Products—1.7%
Archer-Daniels-Midland Co.		25,110	921,035
B&G Foods, Inc.	†	4,432	155,209
Bunge Ltd.		5,710	389,879
Calavo Growers, Inc.		526	25,774
Cal-Maine Foods, Inc.	†	956	44,301
Campbell Soup Co.		6,386	335,584
ConAgra Foods, Inc.		16,632	701,205
Darling Ingredients, Inc.	*	7,139	75,102
Dean Foods Co.	†	3,140	53,851
Diamond Foods, Inc.	*	847	32,652
Farmer Brothers Co.	*	930	30,011
Flowers Foods, Inc.		7,909	169,965
Fresh Del Monte Produce, Inc.		1,221	47,473
General Mills, Inc.		24,219	1,396,468
Hain Celestial Group, Inc. (The)	*	3,503	141,486
Hershey Co. (The)		5,678	506,875
Hormel Foods Corp.		6,390	505,321
Ingredion, Inc.		3,164	303,238
Inventure Foods, Inc.	*†	5,272	37,431
J&J Snack Foods Corp.		761	88,786
J.M. Smucker Co. (The)		4,624	570,324
Kellogg Co.		10,655	770,037
Keurig Green Mountain, Inc.		5,854	526,743
Kraft Heinz Co. (The)		23,537	1,712,552
Lancaster Colony Corp.		1,389	160,374
Landec Corp.	*	986	11,664
McCormick & Co., Inc. (Non-Voting Shares)		4,898	419,073
Mead Johnson Nutrition Co.		7,933	626,310
Mondelez International, Inc., Class A		65,517	2,937,782
Pilgrim’s Pride Corp.	†	1,940	42,855
Pinnacle Foods, Inc.		4,118	174,850
Post Holdings, Inc.	*	2,173	134,074
Sanderson Farms, Inc.	†	864	66,977
Seaboard Corp.	*	18	52,105
Snyder’s-Lance, Inc.	†	1,370	46,991
Tootsie Roll Industries, Inc.	†	722	22,808
TreeHouse Foods, Inc.	*	1,572	123,339
Tyson Foods, Inc., Class A		11,336	604,549
WhiteWave Foods Co. (The)	*	6,423	249,919

			15,214,972

Gas Utilities—0.2%
AGL Resources, Inc.		4,652	296,844
Atmos Energy Corp.		3,593	226,503
Chesapeake Utilities Corp.		1,423	80,755
Laclede Group, Inc. (The)		1,025	60,895
National Fuel Gas Co.	†	3,639	155,567
New Jersey Resources Corp.		3,362	110,811
Northwest Natural Gas Co.		1,183	59,872
ONE Gas, Inc.		1,954	98,032
Piedmont Natural Gas Co., Inc.		2,740	156,235
Questar Corp.		7,412	144,386
South Jersey Industries, Inc.		4,028	94,739
Southwest Gas Corp.		1,252	69,060
UGI Corp.		6,633	223,930
WGL Holdings, Inc.		2,315	145,822

			1,923,451

		Shares	Value
Health Care Equipment & Supplies—2.3%
Abaxis, Inc.		749	$41,704
Abbott Laboratories		59,088	2,653,642
ABIOMED, Inc.	*	1,465	132,260
Alere, Inc.	*	3,011	117,700
Align Technology, Inc.	*	2,915	191,953
Analogic Corp.		593	48,982
Baxter International, Inc.		21,536	821,598
Becton Dickinson and Co.		8,280	1,275,865
Boston Scientific Corp.	*	53,699	990,210
C.R. Bard, Inc.		2,876	544,829
Cantel Medical Corp.		828	51,452
Cerus Corp.	*†	9,553	60,375
CONMED Corp.		1,362	59,996
Cooper Cos., Inc. (The)		1,812	243,170
CryoLife, Inc.		937	10,101
Cynosure, Inc., Class A	*	314	14,026
DENTSPLY International, Inc.		5,668	344,898
DexCom, Inc.	*	3,795	310,810
Edwards Lifesciences Corp.	*	8,166	644,951
Endologix, Inc.	*†	2,429	24,047
GenMark Diagnostics, Inc.	*	4,863	37,737
Globus Medical, Inc., Class A	*	1,444	40,172
Greatbatch, Inc.	*	942	49,455
Haemonetics Corp.	*	2,314	74,603
Halyard Health, Inc.	*	1,817	60,706
HeartWare International, Inc.	*†	664	33,466
Hill-Rom Holdings, Inc.		1,576	75,743
Hologic, Inc.	*	9,792	378,852
ICU Medical, Inc.	*	605	68,232
IDEXX Laboratories, Inc.	*†	3,970	289,492
Inogen, Inc.	*	1,047	41,974
Insulet Corp.	*	2,469	93,353
Integra LifeSciences Holdings Corp.	*	1,190	80,658
Intuitive Surgical, Inc.	*	1,442	787,563
Invacare Corp.		1,333	23,181
LDR Holding Corp.	*	680	17,075
LivaNova plc (United Kingdom)	*	956	56,758
Masimo Corp.	*	1,500	62,265
Medtronic plc (Ireland)		56,773	4,366,979
Meridian Bioscience, Inc.		1,158	23,762
Merit Medical Systems, Inc.	*	3,149	58,540
Natus Medical, Inc.	*	956	45,936
Neogen Corp.	*	3,150	178,038
Nevro Corp.	*†	554	37,400
NuVasive, Inc.	*	1,746	94,476
NxStage Medical, Inc.	*	1,869	40,950
OraSure Technologies, Inc.	*	1,687	10,864
Orthofix International NV (Curacao)	*	703	27,565
ResMed, Inc.	†	6,068	325,791
Rockwell Medical, Inc.	*†	2,762	28,283
RTI Surgical, Inc.	*	807	3,204
SeaSpine Holdings Corp.	*	396	6,803
Sirona Dental Systems, Inc.	*	2,048	224,399
Spectranetics Corp. (The)	*†	1,045	15,738
St. Jude Medical, Inc.		10,767	665,078
STAAR Surgical Co.	*†	848	6,055
STERIS plc (United Kingdom)		2,777	209,219
Stryker Corp.		13,299	1,236,009
SurModics, Inc.	*	3,284	66,567
Teleflex, Inc.		1,515	199,147
TransEnterix, Inc.	*†	7,273	18,037
Unilife Corp.	*†	19,810	9,808

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Varian Medical Systems, Inc.	*	4,761	$384,689
West Pharmaceutical Services, Inc.		3,408	205,230
Wright Medical Group NV (Netherlands)	*	2,772	67,027
Zeltiq Aesthetics, Inc.	*†	1,083	30,898
Zimmer Biomet Holdings, Inc.		6,834	701,100

			20,141,446

Health Care Providers & Services—2.7%
Acadia Healthcare Co., Inc.	*	1,684	105,183
Adeptus Health, Inc., Class A	*†	511	27,860
Aetna, Inc.		14,039	1,517,897
Air Methods Corp.	*	2,900	121,597
Almost Family, Inc.	*	422	16,133
Amedisys, Inc.	*	1,698	66,765
AmerisourceBergen Corp.		9,159	949,880
AMN Healthcare Services, Inc.	*	1,507	46,792
Amsurg Corp.	*	1,423	108,148
Anthem, Inc.		10,756	1,499,817
BioScrip, Inc.	*†	1,095	1,916
Brookdale Senior Living, Inc.	*	6,585	121,559
Cardinal Health, Inc.		13,757	1,228,087
Centene Corp.	*	4,361	286,997
Chemed Corp.	†	1,162	174,068
Cigna Corp.		10,551	1,543,928
Community Health Systems, Inc.	*	4,972	131,907
Cross Country Healthcare, Inc.	*	1,339	21,946
DaVita HealthCare Partners, Inc.	*	7,014	488,946
Diplomat Pharmacy, Inc.	*†	912	31,209
Ensign Group, Inc. (The)		1,084	24,531
Envision Healthcare Holdings, Inc.	*	6,600	171,402
ExamWorks Group, Inc.	*	1,308	34,793
Express Scripts Holding Co.	*	28,074	2,453,948
Genesis Healthcare, Inc.	*	6,839	23,731
Hanger, Inc.	*	1,083	17,815
HCA Holdings, Inc.	*	12,387	837,733
Health Net, Inc.	*	3,209	219,688
HealthEquity, Inc.	*	820	20,557
HealthSouth Corp.		3,032	105,544
Healthways, Inc.	*	1,362	17,529
Henry Schein, Inc.	*	3,652	577,710
Humana, Inc.		6,153	1,098,372
Kindred Healthcare, Inc.		2,526	30,085
Laboratory Corp. of America Holdings	*	3,900	482,196
Landauer, Inc.		598	19,686
LifePoint Health, Inc.	*	2,149	157,737
Magellan Health, Inc.	*	1,400	86,324
McKesson Corp.		9,158	1,806,232
MEDNAX, Inc.	*	4,364	312,724
Molina Healthcare, Inc.	*	1,172	70,472
National HealthCare Corp.		431	26,593
National Research Corp., Class A		3,750	60,150
Owens & Minor, Inc.		2,434	87,575
Patterson Cos., Inc.		4,679	211,538
PharMerica Corp.	*	1,365	47,775
Premier, Inc., Class A	*	1,076	37,950
Quest Diagnostics, Inc.		6,754	480,480
Select Medical Holdings Corp.		2,537	30,216
Team Health Holdings, Inc.	*	3,999	175,516
Tenet Healthcare Corp.	*	4,822	146,107

		Shares	Value
U.S. Physical Therapy, Inc.		1,300	$69,784
UnitedHealth Group, Inc.		37,988	4,468,908
Universal American Corp.		1,812	12,684
Universal Health Services, Inc., Class B		3,504	418,693
VCA, Inc.	*	3,442	189,310
WellCare Health Plans, Inc.	*	1,500	117,315

			23,640,038

Health Care Technology—0.2%
Allscripts Healthcare Solutions, Inc.	*	6,468	99,478
athenahealth, Inc.	*†	1,388	223,426
Cerner Corp.	*	11,584	697,009
HMS Holdings Corp.	*	4,230	52,198
IMS Health Holdings, Inc.	*	4,303	109,598
MedAssets, Inc.	*	1,860	57,548
Medidata Solutions, Inc.	*	2,616	128,943
Omnicell, Inc.	*	783	24,336
Quality Systems, Inc.		1,536	24,760
Veeva Systems, Inc., Class A	*†	2,201	63,499

			1,480,795

Hotels, Restaurants & Leisure—2.1%
Aramark		5,721	184,502
Biglari Holdings, Inc.	*	90	29,324
BJ’s Restaurants, Inc.	*	564	24,517
Bloomin’ Brands, Inc.		3,188	53,845
Bob Evans Farms, Inc.		1,465	56,915
Boyd Gaming Corp.	*†	2,619	52,040
Brinker International, Inc.		2,003	96,044
Buffalo Wild Wings, Inc.	*†	867	138,417
Carnival Corp.		17,391	947,462
Cheesecake Factory, Inc. (The)		3,444	158,803
Chipotle Mexican Grill, Inc.	*	1,207	579,179
Choice Hotels International, Inc.		1,616	81,463
Churchill Downs, Inc.		638	90,271
Cracker Barrel Old Country Store, Inc.	†	919	116,557
Darden Restaurants, Inc.		4,499	286,316
Dave & Buster’s Entertainment, Inc.	*	635	26,505
Diamond Resorts International, Inc.	*†	1,233	31,454
DineEquity, Inc.		1,079	91,359
Domino’s Pizza, Inc.		1,974	219,608
Dunkin’ Brands Group, Inc.	†	4,613	196,468
Fiesta Restaurant Group, Inc.	*	595	19,992
Hilton Worldwide Holdings, Inc.		18,327	392,198
Hyatt Hotels Corp., Class A	*	1,435	67,474
International Game Technology plc		2,211	35,774
International Speedway Corp., Class A		1,190	40,127
Interval Leisure Group, Inc.	†	1,886	29,440
Isle of Capri Casinos, Inc.	*	1,250	17,413
J Alexander’s Holdings, Inc.	*	540	5,897
Jack in the Box, Inc.		2,028	155,568
Krispy Kreme Doughnuts, Inc.	*	2,573	38,775
La Quinta Holdings, Inc.	*	1,715	23,341
Las Vegas Sands Corp.		15,013	658,170
Marcus Corp. (The)		1,505	28,550
Marriott International, Inc., Class A	†	9,363	627,696

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Marriott Vacations Worldwide Corp.		1,075	$61,221
McDonald’s Corp.		38,282	4,522,635
MGM Resorts International	*	16,457	373,903
Morgans Hotel Group Co.	*	2,300	7,751
Norwegian Cruise Line Holdings Ltd.	*	4,929	288,839
Panera Bread Co., Class A	*	1,250	243,475
Papa John’s International, Inc.		2,099	117,271
Penn National Gaming, Inc.	*	2,586	41,428
Pinnacle Entertainment, Inc.	*	1,629	50,694
Popeyes Louisiana Kitchen, Inc.	*	752	43,992
Red Robin Gourmet Burgers, Inc.	*	692	42,724
Royal Caribbean Cruises Ltd.		6,726	680,738
Ruby Tuesday, Inc.	*	2,816	15,516
Scientific Games Corp., Class A	*†	2,517	22,577
SeaWorld Entertainment, Inc.		2,129	41,920
Six Flags Entertainment Corp.		2,984	163,941
Sonic Corp.		3,730	120,516
Speedway Motorsports, Inc.		149	3,087
Starbucks Corp.		59,142	3,550,294
Starwood Hotels & Resorts Worldwide, Inc.		7,446	515,859
Texas Roadhouse, Inc.		3,070	109,814
Vail Resorts, Inc.		1,491	190,833
Wendy’s Co. (The)		11,481	123,650
Wyndham Worldwide Corp.		5,799	421,297
Wynn Resorts Ltd.	†	3,423	236,837
Yum! Brands, Inc.		16,971	1,239,732

			18,832,008

Household Durables—0.6%
Beazer Homes USA, Inc.	*	4,467	51,326
CalAtlantic Group, Inc.		2,400	91,008
CSS Industries, Inc.		2,711	76,938
D.R. Horton, Inc.		12,534	401,464
Ethan Allen Interiors, Inc.		1,551	43,149
Garmin Ltd. (Switzerland)	†	4,621	171,763
GoPro, Inc., Class A	*†	2,971	53,508
Harman International Industries, Inc.		2,728	257,005
Helen of Troy Ltd.	*	1,333	125,635
Hovnanian Enterprises, Inc., Class A	*†	13,407	24,267
Jarden Corp.	*	7,940	453,533
KB Home	†	3,248	40,048
La-Z-Boy, Inc.		2,404	58,706
Leggett & Platt, Inc.		5,407	227,202
Lennar Corp., Class A	†	6,464	316,154
Lennar Corp., Class B		607	24,389
M/I Homes, Inc.	*	610	13,371
MDC Holdings, Inc.	†	1,091	27,853
Meritage Homes Corp.	*	1,300	44,187
Mohawk Industries, Inc.	*	2,377	450,180
NACCO Industries, Inc., Class A		309	13,040
Newell Rubbermaid, Inc.		10,591	466,851
NVR, Inc.	*	147	241,521
PulteGroup, Inc.		13,539	241,265
Tempur Sealy International, Inc.	*	1,991	140,286
Toll Brothers, Inc.	*	6,318	210,389
TopBuild Corp.	*	1,834	56,432
TRI Pointe Group, Inc.	*	5,851	74,132

		Shares	Value
Tupperware Brands Corp.	†	2,427	$135,062
Universal Electronics, Inc.	*	639	32,813
Whirlpool Corp.		3,016	442,960

			5,006,437

Household Products—1.6%
Central Garden & Pet Co., Class A	*	1,230	16,728
Church & Dwight Co., Inc.		5,138	436,113
Clorox Co. (The)		4,830	612,589
Colgate-Palmolive Co.		35,985	2,397,321
Energizer Holdings, Inc.		2,126	72,412
HRG Group, Inc.	*	2,642	35,825
Kimberly-Clark Corp.		14,543	1,851,324
Procter & Gamble Co. (The)		108,449	8,611,935
Spectrum Brands Holdings, Inc.		836	85,105
WD-40 Co.		949	93,619

			14,212,971

Independent Power and Renewable Electricity Producers—0.1%
Abengoa Yield plc (Spain)	†	2,316	44,676
AES Corp. (The)		26,935	257,768
Calpine Corp.	*	16,000	231,520
Dynegy, Inc.	*	5,695	76,313
NRG Energy, Inc.		14,472	170,336
NRG Yield, Inc., Class A	†	641	8,916
NRG Yield, Inc., Class C	†	2,320	34,243
Ormat Technologies, Inc.		741	27,024
Pattern Energy Group, Inc.	†	1,263	26,409
Talen Energy Corp.	*	3,449	21,487
TerraForm Power, Inc., Class A	*†	1,079	13,574

			912,266

Industrial Conglomerates—2.1%
3M Co.		25,252	3,803,961
Carlisle Cos., Inc.		2,452	217,468
Danaher Corp.		23,594	2,191,411
General Electric Co.		378,754	11,798,187
Roper Technologies, Inc.		3,837	728,224

			18,739,251

Insurance—3.1%
ACE Ltd. (Switzerland)		12,753	1,490,188
Aflac, Inc.		17,160	1,027,884
Alleghany Corp.	*	614	293,449
Allied World Assurance Co. Holdings AG (Switzerland)		5,025	186,880
Allstate Corp. (The)		16,911	1,050,004
Ambac Financial Group, Inc.	*	1,330	18,740
American Equity Investment Life Holding Co.		4,302	103,377
American Financial Group, Inc.		2,657	191,517
American International Group, Inc.		50,958	3,157,867
American National Insurance Co.		374	38,249
AmTrust Financial Services, Inc.	†	678	41,751
Aon plc (United Kingdom)		11,889	1,096,285
Arch Capital Group Ltd. (Bermuda)	*	4,284	298,809
Argo Group International Holdings Ltd. (Bermuda)		1,086	64,986

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Arthur J. Gallagher & Co.		6,304	$258,086
Aspen Insurance Holdings Ltd. (Bermuda)		3,512	169,630
Assurant, Inc.		2,563	206,424
Assured Guaranty Ltd. (Bermuda)		7,538	199,229
Axis Capital Holdings Ltd. (Bermuda)		4,847	272,498
Baldwin & Lyons, Inc., Class B		945	22,708
Brown & Brown, Inc.		5,036	161,656
Chubb Corp. (The)		9,750	1,293,240
Cincinnati Financial Corp.		6,036	357,150
CNA Financial Corp.		1,422	49,983
CNO Financial Group, Inc.		6,600	125,994
Crawford & Co., Class B		1,891	10,041
EMC Insurance Group, Inc.		511	12,928
Employers Holdings, Inc.		2,770	75,621
Endurance Specialty Holdings Ltd. (Bermuda)		3,933	251,673
Enstar Group Ltd. (Bermuda)	*	772	115,831
Erie Indemnity Co., Class A		1,023	97,840
Everest Re Group Ltd. (Bermuda)		2,228	407,925
FBL Financial Group, Inc., Class A		1,275	81,141
First American Financial Corp.	†	3,159	113,408
FNF Group		10,681	370,310
Genworth Financial, Inc., Class A	*	16,181	60,355
Hanover Insurance Group, Inc. (The)		2,346	190,824
Hartford Financial Services Group, Inc. (The)		16,799	730,085
Horace Mann Educators Corp.		2,000	66,360
Independence Holding Co.		1,056	14,626
Infinity Property & Casualty Corp.		810	66,606
Kansas City Life Insurance Co.		152	5,820
Kemper Corp.		1,906	70,998
Lincoln National Corp.		10,899	547,784
Loews Corp.		11,788	452,659
Markel Corp.	*	549	484,959
Marsh & McLennan Cos., Inc.		21,030	1,166,113
MBIA, Inc.	*	5,212	33,774
Mercury General Corp.		1,109	51,646
MetLife, Inc.		35,958	1,733,535
Navigators Group, Inc. (The)	*	938	80,471
Old Republic International Corp.		10,195	189,933
PartnerRe Ltd. (Bermuda)		2,300	321,402
Primerica, Inc.		1,747	82,511
Principal Financial Group, Inc.		10,891	489,877
ProAssurance Corp.		2,054	99,681
Progressive Corp. (The)		23,937	761,197
Prudential Financial, Inc.		18,098	1,473,358
Reinsurance Group of America, Inc.		2,454	209,940
RenaissanceRe Holdings Ltd. (Bermuda)		2,374	268,713
RLI Corp.		2,328	143,754
Safety Insurance Group, Inc.		850	47,923
Selective Insurance Group, Inc.		2,122	71,257
StanCorp Financial Group, Inc.		2,460	280,145
State Auto Financial Corp.		488	10,048
Stewart Information Services Corp.		1,239	46,252
Symetra Financial Corp.		2,025	64,334

		Shares	Value
Third Point Reinsurance Ltd. (Bermuda)	*	1,834	$24,594
Torchmark Corp.		6,045	345,532
Travelers Cos., Inc. (The)		13,074	1,475,532
United Fire Group, Inc.		1,250	47,887
Unum Group		12,054	401,278
Validus Holdings Ltd. (Bermuda)		3,553	164,468
W.R. Berkley Corp.		3,415	186,971
White Mountains Insurance Group Ltd.		300	218,043
XL Group plc (Ireland)		10,597	415,190

			27,309,737

Internet & Catalog Retail—1.9%
1-800-Flowers.com, Inc., Class A	*	793	5,773
Amazon.com, Inc.	*	15,181	10,260,686
Expedia, Inc.		4,463	554,751
FTD Cos., Inc.	*	501	13,111
Groupon, Inc.	*†	19,947	61,237
HSN, Inc.		1,886	95,564
Lands’ End, Inc.	*†	820	19,221
Liberty Interactive Corp. QVC Group, Series A	*	21,519	587,899
Liberty TripAdvisor Holdings, Inc., Series A	*	3,296	100,001
Liberty Ventures, Series A	*	6,242	281,577
Netflix, Inc.	*	16,784	1,919,754
Nutrisystem, Inc.		931	20,147
Overstock.com, Inc.	*	770	9,455
Priceline Group, Inc. (The)	*	2,051	2,614,922
Shutterfly, Inc.	*	2,976	132,610
TripAdvisor, Inc.	*	4,347	370,582
Wayfair, Inc., Class A	*†	1,230	58,573

			17,105,863

Internet Software & Services—3.9%
Akamai Technologies, Inc.	*	7,479	393,620
Alphabet, Inc., Class A	*	11,488	8,937,779
Alphabet, Inc., Class C	*	11,738	8,907,733
Angie’s List, Inc.	*†	1,166	10,902
Bazaarvoice, Inc.	*†	5,255	23,017
Blucora, Inc.	*	1,323	12,965
Box, Inc., Class A	*†	2,480	34,621
Brightcove, Inc.	*	3,636	22,543
ChannelAdvisor Corp.	*	1,716	23,767
Cimpress NV (Netherlands)	*†	1,843	149,541
comScore, Inc.	*†	860	35,389
Constant Contact, Inc.	*	925	27,047
Cornerstone OnDemand, Inc.	*	1,310	45,234
CoStar Group, Inc.	*	1,152	238,107
Demandware, Inc.	*†	750	40,477
EarthLink Holdings Corp.		5,814	43,198
eBay, Inc.	*	49,126	1,349,982
Endurance International Group Holdings, Inc.	*†	1,747	19,095
Envestnet, Inc.	*	860	25,671
Facebook, Inc., Class A	*	86,236	9,025,460
Five9, Inc.	*†	8,371	72,828
Gogo, Inc.	*†	2,212	39,374
GrubHub, Inc.	*†	2,284	55,273
IAC/InterActiveCorp		2,481	148,984
Internap Corp.	*	1,297	8,301
j2 Global, Inc.		1,614	132,864
LinkedIn Corp., Class A	*	4,275	962,217

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
LivePerson, Inc.	*	3,333	$22,498
LogMeIn, Inc.	*	724	48,580
Marin Software, Inc.	*	3,014	10,790
Marketo, Inc.	*	1,518	43,582
Monster Worldwide, Inc.	*†	4,681	26,822
NIC, Inc.		2,450	48,216
OPOWER, Inc.	*†	3,942	41,628
Pandora Media, Inc.	*	7,896	105,885
Q2 Holdings, Inc.	*	1,718	45,304
Rackspace Hosting, Inc.	*	6,130	155,212
RealNetworks, Inc.	*	1,461	6,209
Rocket Fuel, Inc.	*†	1,372	4,788
Shutterstock, Inc.	*†	501	16,202
SPS Commerce, Inc.	*	377	26,469
Stamps.com, Inc.	*	1,050	115,090
Textura Corp.	*†	1,712	36,945
TrueCar, Inc.	*†	3,602	34,363
Twitter, Inc.	*	21,954	508,016
VeriSign, Inc.	*†	4,905	428,501
Web.com Group, Inc.	*	2,467	49,365
WebMD Health Corp.	*†	2,106	101,720
Wix.com Ltd. (Israel)	*	2,051	46,660
XO Group, Inc.	*	2,304	37,002
Yahoo!, Inc.	*	37,137	1,235,177
Yelp, Inc.	*	2,689	77,443
Zillow Group, Inc., Class A	*†	2,649	68,980
Zillow Group, Inc., Class C	*†	5,298	124,397

			34,251,833

IT Services—3.6%
Accenture plc, Class A (Ireland)		24,894	2,601,423
Acxiom Corp.	*	3,451	72,195
Alliance Data Systems Corp.	*	2,365	654,088
Amdocs Ltd.		6,782	370,094
Automatic Data Processing, Inc.		18,580	1,574,098
Blackhawk Network Holdings, Inc.	*	1,698	75,069
Booz Allen Hamilton Holding Corp.		2,798	86,318
Broadridge Financial Solutions, Inc.		5,748	308,840
CACI International, Inc., Class A	*	1,198	111,150
Cardtronics, Inc.	*	3,545	119,289
Ciber, Inc.	*	2,444	8,578
Cognizant Technology Solutions Corp., Class A	*	23,855	1,431,777
Computer Sciences Corp.		5,963	194,871
Convergys Corp.		5,933	147,672
CoreLogic, Inc.	*	3,159	106,964
CSG Systems International, Inc.		2,153	77,465
CSRA, Inc.		5,963	178,890
DST Systems, Inc.		1,853	211,353
EPAM Systems, Inc.	*	1,370	107,709
Euronet Worldwide, Inc.	*	1,761	127,549
EVERTEC, Inc. (Puerto Rico)		1,742	29,161
ExlService Holdings, Inc.	*	691	31,047
Fidelity National Information Services, Inc.		10,986	665,752
Fiserv, Inc.	*	10,252	937,648
FleetCor Technologies, Inc.	*	3,496	499,683
Forrester Research, Inc.		963	27,426
Gartner, Inc.	*	3,107	281,805

		Shares	Value
Genpact Ltd.	*	6,727	$168,040
Global Payments, Inc.		6,476	417,767
Hackett Group, Inc. (The)		1,140	18,320
Heartland Payment Systems, Inc.		2,412	228,706
International Business Machines Corp.		36,224	4,985,147
Jack Henry & Associates, Inc.		3,591	280,313
Leidos Holdings, Inc.		2,132	119,946
Lionbridge Technologies, Inc.	*	1,165	5,720
Luxoft Holding, Inc. (Switzerland)	*	391	30,158
ManTech International Corp., Class A		1,217	36,802
MasterCard, Inc., Class A		39,780	3,872,981
MAXIMUS, Inc.		3,502	196,987
ModusLink Global Solutions, Inc.	*†	1,007	2,497
MoneyGram International, Inc.	*	468	2,934
NeuStar, Inc., Class A	*†	3,140	75,266
Paychex, Inc.		12,658	669,482
PayPal Holdings, Inc.	*	49,126	1,778,361
Sabre Corp.		3,503	97,979
Science Applications International Corp.	†	1,218	55,760
ServiceSource International, Inc.	*	7,526	34,695
Sykes Enterprises, Inc.	*	1,423	43,800
Syntel, Inc.	*	3,108	140,637
TeleTech Holdings, Inc.		2,738	76,418
Teradata Corp.	*	5,364	141,717
Total System Services, Inc.		6,935	345,363
Travelport Worldwide Ltd. (United Kingdom)		3,216	41,486
Unisys Corp.	*	1,371	15,150
Vantiv, Inc., Class A	*	4,812	228,185
VeriFone Systems, Inc.	*	4,239	118,777
Virtusa Corp.	*	711	29,393
Visa, Inc., Class A		78,025	6,050,839
Western Union Co. (The)		23,068	413,148
WEX, Inc.	*	1,750	154,700
Xerox Corp.		44,371	471,664

			32,387,052

Leisure Products—0.2%
Arctic Cat, Inc.	†	689	11,286
Brunswick Corp.		3,797	191,786
Callaway Golf Co.		2,881	27,139
Hasbro, Inc.		4,899	329,996
JAKKS Pacific, Inc.	*†	765	6,089
Mattel, Inc.		13,029	353,998
Polaris Industries, Inc.	†	2,406	206,796
Smith & Wesson Holding Corp.	*	1,367	30,047
Sturm Ruger & Co., Inc.	†	1,052	62,710
Vista Outdoor, Inc.	*	3,100	137,981

			1,357,828

Life Sciences Tools & Services—0.7%
Accelerate Diagnostics, Inc.	*†	1,363	29,291
Affymetrix, Inc.	*	2,525	25,477
Agilent Technologies, Inc.		13,260	554,401
Bio-Rad Laboratories, Inc., Class A	*	623	86,385
Bio-Techne Corp.		1,736	156,240
Bruker Corp.	*	4,987	121,035
Cambrex Corp.	*	1,258	59,239

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Charles River Laboratories International, Inc.	*	2,755	$221,474
Fluidigm Corp.	*	1,443	15,599
Illumina, Inc.	*	5,665	1,087,368
Luminex Corp.	*	1,070	22,887
Mettler-Toledo International, Inc.	*	1,030	349,304
NanoString Technologies, Inc.	*	2,986	43,924
Pacific Biosciences of California, Inc.	*†	6,332	83,139
PAREXEL International Corp.	*	2,306	157,085
PerkinElmer, Inc.		5,266	282,100
QIAGEN NV (Netherlands)	*	8,728	241,329
Quintiles Transnational Holdings, Inc.	*	2,431	166,913
Sequenom, Inc.	*†	19,756	32,400
Thermo Fisher Scientific, Inc.		15,797	2,240,804
Waters Corp.	*	3,591	483,277

			6,459,671

Machinery—1.5%
Accuride Corp.	*	8,669	14,391
Actuant Corp., Class A		2,022	48,447
AGCO Corp.	†	3,068	139,257
Albany International Corp., Class A		1,437	52,522
Allison Transmission Holdings, Inc.		5,233	135,482
American Railcar Industries, Inc.	†	1,200	55,536
Astec Industries, Inc.		821	33,415
Barnes Group, Inc.		2,018	71,417
Blount International, Inc.	*	1,532	15,029
Briggs & Stratton Corp.		1,822	31,521
Caterpillar, Inc.		24,087	1,636,952
Chart Industries, Inc.	*	1,070	19,217
CIRCOR International, Inc.		711	29,969
CLARCOR, Inc.		2,354	116,947
Colfax Corp.	*	3,666	85,601
Crane Co.		2,467	118,021
Cummins, Inc.		7,207	634,288
Deere & Co.	†	13,917	1,061,450
Donaldson Co., Inc.		5,274	151,153
Dover Corp.		6,400	392,384
EnPro Industries, Inc.		981	43,007
ESCO Technologies, Inc.		1,222	44,163
ExOne Co. (The)	*	1,154	11,586
Federal Signal Corp.		2,159	34,220
Flowserve Corp.		5,994	252,228
FreightCar America, Inc.		900	17,487
Graco, Inc.		2,883	207,778
Greenbrier Cos., Inc. (The)	†	661	21,562
Harsco Corp.		3,646	28,730
Hillenbrand, Inc.		1,576	46,697
Hurco Cos., Inc.		300	7,968
Hyster-Yale Materials Handling, Inc.		618	32,414
IDEX Corp.		3,304	253,119
Illinois Tool Works, Inc.		12,642	1,171,661
Ingersoll-Rand plc		11,284	623,892
ITT Corp.		3,588	130,316
John Bean Technologies Corp.		1,164	58,002
Joy Global, Inc.	†	4,237	53,429

		Shares	Value
Kadant, Inc.		721	$29,280
Kennametal, Inc.		3,196	61,363
Lincoln Electric Holdings, Inc.		3,754	194,795
Lindsay Corp.	†	808	58,499
Manitowoc Co., Inc. (The)		5,044	77,425
Meritor, Inc.	*	2,791	23,305
Middleby Corp. (The)	*	2,952	318,432
Mueller Industries, Inc.		3,184	86,286
Mueller Water Products, Inc., Class A		3,000	25,800
Navistar International Corp.	*†	2,436	21,534
Nordson Corp.		3,044	195,273
Oshkosh Corp.	†	2,868	111,967
PACCAR, Inc.		13,902	658,955
Parker-Hannifin Corp.		5,733	555,986
Pentair plc (United Kingdom)		7,818	387,226
Proto Labs, Inc.	*†	538	34,265
RBC Bearings, Inc.	*†	737	47,603
Rexnord Corp.	*	1,467	26,582
Snap-on, Inc.		2,419	414,689
SPX Corp.		2,157	20,125
SPX FLOW, Inc.	*	2,157	60,202
Standex International Corp.		724	60,201
Stanley Black & Decker, Inc.		6,058	646,570
Tennant Co.		1,280	72,013
Terex Corp.		4,124	76,211
Timken Co. (The)		3,702	105,840
Titan International, Inc.		1,356	5,343
Toro Co. (The)		2,040	149,063
TriMas Corp.	*	3,917	73,052
Trinity Industries, Inc.		6,102	146,570
Valmont Industries, Inc.		1,162	123,195
Wabash National Corp.	*†	6,441	76,197
WABCO Holdings, Inc.	*	2,354	240,720
Wabtec Corp.		3,474	247,071
Watts Water Technologies, Inc., Class A		1,225	60,846
Woodward, Inc.		2,448	121,568
Xylem, Inc.		7,149	260,938

			13,756,248

Marine—0.0%
Kirby Corp.	*	2,358	124,078
Matson, Inc.		1,466	62,496

			186,574

Media—3.1%
AMC Networks, Inc., Class A	*	2,261	168,851
Cable One, Inc.		183	79,360
Cablevision Systems Corp., Class A		9,044	288,504
Carmike Cinemas, Inc.	*	1,250	28,675
CBS Corp. (Non-Voting Shares), Class B		20,355	959,331
Charter Communications, Inc., Class A	*†	3,058	559,920
Cinemark Holdings, Inc.		4,469	149,399
Clear Channel Outdoor Holdings, Inc., Class A	*	2,500	13,975
Comcast Corp., Class A		100,062	5,646,499
Crown Media Holdings, Inc., Class A	*†	5,899	33,093
Cumulus Media, Inc., Class A	*†	2,174	718

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Discovery Communications, Inc., Class A	*†	7,696	$205,329
Discovery Communications, Inc., Class C	*	9,058	228,443
DISH Network Corp., Class A	*	9,231	527,829
DreamWorks Animation SKG, Inc., Class A	*†	3,056	78,753
Entercom Communications Corp., Class A	*	2,183	24,515
Entravision Communications Corp., Class A		2,852	21,989
Eros International plc	*†	805	7,366
EW Scripps Co. (The), Class A		3,222	61,218
Gannett Co., Inc.		4,308	70,177
Global Eagle Entertainment, Inc.	*	3,427	33,824
Harte-Hanks, Inc.		3,119	10,106
IMAX Corp. (Canada)	*†	1,872	66,531
Interpublic Group of Cos., Inc. (The)		17,203	400,486
John Wiley & Sons, Inc., Class A		2,491	112,170
Journal Media Group, Inc.		1,061	12,753
Liberty Broadband Corp., Class A	*	889	45,917
Liberty Broadband Corp., Class C	*	2,329	120,782
Liberty Media Corp., Series A	*	4,239	166,381
Liberty Media Corp., Series C	*	7,112	270,825
Lions Gate Entertainment Corp.	†	5,038	163,181
Live Nation Entertainment, Inc.	*	5,485	134,766
Madison Square Garden Co. (The), Class A	*	753	121,835
MDC Partners, Inc., Class A		1,459	31,689
Media General, Inc.	*†	2,225	35,934
Meredith Corp.		2,083	90,090
MSG Networks, Inc., Class A	*	2,261	47,029
National CineMedia, Inc.		2,226	34,970
New Media Investment Group, Inc.	†	1,586	30,864
New York Times Co. (The), Class A		5,682	76,252
News Corp., Class A		17,563	234,642
Nexstar Broadcasting Group, Inc., Class A		902	52,947
Omnicom Group, Inc.		9,924	750,850
Radio Unica Communications Corp.	*‡d	1,900	—
Regal Entertainment Group, Class A	†	2,743	51,760
Rentrak Corp.	*	466	22,149
Scholastic Corp.		1,845	71,143
Scripps Networks Interactive, Inc., Class A		3,612	199,419
Sinclair Broadcast Group, Inc., Class A		2,049	66,674
Sirius XM Holdings, Inc.	*	109,168	444,314
Starz, Class A	*	4,301	144,084
TEGNA, Inc.		8,617	219,906
Thomson Reuters Corp.		13,044	493,715

		Shares	Value
Time Warner Cable, Inc.		11,024	$2,045,944
Time Warner, Inc.		33,306	2,153,899
Time, Inc.		4,387	68,744
Tribune Media Co., Class A		2,756	93,180
Twenty-First Century Fox, Inc., Class A		54,889	1,490,785
Twenty-First Century Fox, Inc., Class B		16,156	439,928
Viacom, Inc., Class B		14,998	617,318
Walt Disney Co. (The)		67,612	7,104,669
World Wrestling Entertainment, Inc., Class A	†	1,030	18,375

			27,944,774

Metals & Mining—0.3%
AK Steel Holding Corp.	*†	5,009	11,220
Alcoa, Inc.		49,609	489,641
Allegheny Technologies, Inc.	†	3,760	42,300
Carpenter Technology Corp.		1,882	56,968
Century Aluminum Co.	*†	865	3,823
Cliffs Natural Resources, Inc.	*†	4,448	7,028
Coeur Mining, Inc.	*†	7,315	18,141
Commercial Metals Co.		4,080	55,855
Compass Minerals International, Inc.		1,915	144,142
Ferroglobe plc (United Kingdom)		2,174	23,371
Freeport-McMoRan, Inc.	†	40,638	275,119
Hecla Mining Co.	†	20,609	38,951
Kaiser Aluminum Corp.		1,591	133,103
Materion Corp.		1,122	31,416
Newmont Mining Corp.		19,940	358,721
Nucor Corp.		12,379	498,874
Reliance Steel & Aluminum Co.		2,966	171,761
Royal Gold, Inc.		2,286	83,371
Schnitzer Steel Industries, Inc., Class A		693	9,958
Southern Copper Corp. (Peru)	†	6,259	163,485
Steel Dynamics, Inc.		8,080	144,390
Stillwater Mining Co.	*†	3,727	31,940
SunCoke Energy, Inc.		1,473	5,111
Tahoe Resources, Inc.	†	5,318	46,107
TimkenSteel Corp.		1,851	15,511
United States Steel Corp.	†	5,607	44,744
Worthington Industries, Inc.		3,575	107,751

			3,012,802

Multiline Retail—0.6%
Big Lots, Inc.		1,874	72,224
Burlington Stores, Inc.	*	1,691	72,544
Dillard’s, Inc., Class A	†	1,535	100,865
Dollar General Corp.		12,040	865,315
Dollar Tree, Inc.	*	9,285	716,988
Fred’s, Inc., Class A		1,781	29,155
J.C. Penney Co., Inc.	*†	7,928	52,800
Kohl’s Corp.	†	7,696	366,560
Macy’s, Inc.		14,423	504,517
Nordstrom, Inc.	†	6,080	302,845
Sears Holdings Corp.	*†	2,729	56,108
Target Corp.		24,954	1,811,910
Tuesday Morning Corp.	*†	1,816	11,804

			4,963,635

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Multi-Utilities—1.0%
Alliant Energy Corp.		4,491	$280,463
Ameren Corp.		9,861	426,291
Avista Corp.		1,759	62,216
Black Hills Corp.	†	2,041	94,764
CenterPoint Energy, Inc.		16,026	294,237
CMS Energy Corp.		11,539	416,327
Consolidated Edison, Inc.		11,897	764,620
Dominion Resources, Inc.		24,027	1,625,186
DTE Energy Co.		7,157	573,920
MDU Resources Group, Inc.		7,657	140,276
NiSource, Inc.		11,700	228,267
NorthWestern Corp.		1,449	78,608
PG&E Corp.		19,170	1,019,652
Public Service Enterprise Group, Inc.		20,287	784,904
SCANA Corp.		5,296	320,355
Sempra Energy		10,053	945,083
TECO Energy, Inc.		7,797	207,790
Vectren Corp.		3,706	157,209
WEC Energy Group, Inc.		12,633	648,199

			9,068,367

Oil, Gas & Consumable Fuels—4.9%
Abraxas Petroleum Corp.	*	7,391	7,834
Adams Resources & Energy, Inc.		1,006	38,630
Alon USA Energy, Inc.		1,438	21,340
Anadarko Petroleum Corp.		19,986	970,920
Antero Resources Corp.	*†	2,697	58,795
Apache Corp.		15,202	676,033
Approach Resources, Inc.	*†	6,809	12,529
Bill Barrett Corp.	*†	4,290	16,860
Bonanza Creek Energy, Inc.	*†	2,369	12,485
Cabot Oil & Gas Corp.		16,664	294,786
California Resources Corp.		12,078	28,142
Callon Petroleum Co.	*	4,584	38,231
Carrizo Oil & Gas, Inc.	*	1,800	53,244
Cheniere Energy, Inc.	*	8,974	334,282
Chesapeake Energy Corp.	†	20,459	92,066
Chevron Corp.		75,183	6,763,463
Cimarex Energy Co.		3,609	322,572
Clayton Williams Energy, Inc.	*†	550	16,264
Clean Energy Fuels Corp.	*†	6,729	24,224
Cobalt International Energy, Inc.	*	13,233	71,458
Columbia Pipeline Group, Inc.		11,700	234,000
Concho Resources, Inc.	*	4,556	423,070
ConocoPhillips		48,803	2,278,612
CONSOL Energy, Inc.	†	8,802	69,536
Contango Oil & Gas Co.	*	400	2,564
Continental Resources, Inc.	*†	4,100	94,218
Delek US Holdings, Inc.		2,148	52,841
Denbury Resources, Inc.	†	16,015	32,350
Devon Energy Corp.		16,247	519,904
Diamondback Energy, Inc.	*	2,349	157,148
Energen Corp.		2,644	108,378
Energy XXI Ltd.	†	18,095	18,276
EOG Resources, Inc.		21,807	1,543,718
EQT Corp.		5,757	300,112
Erin Energy Corp.	*†	10,398	33,274
EXCO Resources, Inc.	*†	44,447	55,114
Exxon Mobil Corp.		167,201	13,033,318

		Shares	Value
GasLog Ltd. (Monaco)	†	1,355	$11,247
Gastar Exploration, Inc.	*†	11,611	15,210
Golar LNG Ltd. (Bermuda)		2,827	44,638
Green Plains, Inc.		1,442	33,022
Gulfport Energy Corp.	*	3,976	97,690
Halcon Resources Corp.	*†	9,525	12,001
Hess Corp.		10,596	513,694
HollyFrontier Corp.		7,651	305,198
Kinder Morgan, Inc.		71,088	1,060,633
Kosmos Energy Ltd.	*	4,050	21,060
Laredo Petroleum, Inc.	*†	4,696	37,521
Marathon Oil Corp.		25,577	322,014
Marathon Petroleum Corp.		21,424	1,110,620
Matador Resources Co.	*†	1,536	30,367
Memorial Resource Development Corp.	*	3,125	50,469
Murphy Oil Corp.	†	7,752	174,032
Newfield Exploration Co.	*	6,029	196,304
Noble Energy, Inc.		16,513	543,773
Nordic American Tankers Ltd. (Norway)	†	1,750	27,195
Northern Oil and Gas, Inc.	*†	6,464	24,951
Oasis Petroleum, Inc.	*†	5,799	42,739
Occidental Petroleum Corp.		30,779	2,080,968
ONEOK, Inc.		7,816	192,743
Panhandle Oil and Gas, Inc., Class A		2,234	36,101
Parsley Energy, Inc., Class A	*	2,069	38,173
PBF Energy, Inc., Class A		3,454	127,142
PDC Energy, Inc.	*†	1,250	66,725
Peabody Energy Corp.	†	708	5,437
Penn Virginia Corp.	*†	6,869	2,063
Phillips 66		22,053	1,803,935
Pioneer Natural Resources Co.		5,805	727,831
QEP Resources, Inc.		7,412	99,321
Range Resources Corp.	†	6,231	153,345
Rice Energy, Inc.	*	1,911	20,830
RSP Permian, Inc.	*†	1,558	38,000
Sanchez Energy Corp.	*†	5,494	23,679
SandRidge Energy, Inc.	*†	26,990	5,398
Scorpio Tankers, Inc. (Monaco)		12,382	99,304
SemGroup Corp., Class A		2,433	70,216
Ship Finance International Ltd. (Norway)	†	3,352	55,543
SM Energy Co.	†	2,262	44,471
Solazyme, Inc.	*†	3,533	8,762
Southwestern Energy Co.	*†	14,266	101,431
Spectra Energy Corp.		26,156	626,175
Stone Energy Corp.	*†	1,208	5,182
Synergy Resources Corp.	*†	6,874	58,566
Targa Resources Corp.		1,879	50,846
Teekay Corp. (Bermuda)		1,691	16,690
Tesoro Corp.		5,939	625,792
TransAtlantic Petroleum Ltd.	*	3,715	5,164
Triangle Petroleum Corp.	*†	12,434	9,574
Ultra Petroleum Corp.	*†	7,839	19,598
Uranium Energy Corp. (Canada)	*†	27,356	28,997
Valero Energy Corp.		20,375	1,440,716
Western Refining, Inc.		2,500	89,050
Westmoreland Coal Co.	*†	1,163	6,838
Whiting Petroleum Corp.	*	7,154	67,534
Williams Cos., Inc. (The)		29,929	769,175
World Fuel Services Corp.		2,641	101,573
WPX Energy, Inc.	*	8,069	46,316

			43,254,173

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Paper & Forest Products—0.1%
Boise Cascade Co.	*	1,240	$31,657
Clearwater Paper Corp.	*	924	42,070
Deltic Timber Corp.		724	42,622
Domtar Corp. (Canada)		2,776	102,573
International Paper Co.		17,689	666,875
KapStone Paper and Packaging Corp.		5,716	129,124
Louisiana-Pacific Corp.	*	4,396	79,172
Neenah Paper, Inc.		652	40,704
P.H. Glatfelter Co.		1,740	32,086
Schweitzer-Mauduit International, Inc.		1,448	60,802
Wausau Paper Corp.		1,903	19,468

			1,247,153

Personal Products—0.2%
Avon Products, Inc.	†	14,351	58,121
Coty, Inc., Class A	†	2,860	73,302
Edgewell Personal Care Co.		2,126	166,615
Elizabeth Arden, Inc.	*†	1,017	10,068
Estee Lauder Cos., Inc. (The), Class A		8,993	791,923
Herbalife Ltd.	*†	3,985	213,676
Medifast, Inc.		734	22,299
Natural Health Trends Corp.	†	1,040	34,871
Nu Skin Enterprises, Inc., Class A	†	2,249	85,215
USANA Health Sciences, Inc.	*†	593	75,756

			1,531,846

Pharmaceuticals—5.3%
AbbVie, Inc.		67,445	3,995,442
Aerie Pharmaceuticals, Inc.	*†	2,445	59,536
Akorn, Inc.	*†	2,604	97,155
Alimera Sciences, Inc.	*	6,205	15,016
Allergan plc	*	15,564	4,863,750
ANI Pharmaceuticals, Inc.	*†	726	32,761
Aratana Therapeutics, Inc.	*†	3,394	18,939
Assembly Biosciences, Inc.	*†	2,765	20,765
BioDelivery Sciences International, Inc.	*†	3,488	16,708
Bristol-Myers Squibb Co.		65,903	4,533,467
Catalent, Inc.	*	2,241	56,092
Cempra, Inc.	*†	1,297	40,376
Depomed, Inc.	*†	3,130	56,747
Eli Lilly & Co.		38,598	3,252,267
Endo International plc (Ireland)	*	7,972	488,046
Impax Laboratories, Inc.	*	3,833	163,899
Intra-Cellular Therapies, Inc.	*†	1,438	77,350
Jazz Pharmaceuticals plc (Ireland)	*	2,302	323,569
Johnson & Johnson		110,874	11,388,977
Lannett Co., Inc.	*†	723	29,007
Mallinckrodt plc	*	4,584	342,104
Medicines Co. (The)	*†	2,018	75,352
Merck & Co., Inc.		112,198	5,926,298
Mylan NV	*	16,275	879,989
Nektar Therapeutics	*	7,926	133,553
Omeros Corp.	*†	2,562	40,300
Pacira Pharmaceuticals, Inc.	*	2,084	160,030

		Shares	Value
Pernix Therapeutics Holdings, Inc.	*†	4,696	$13,853
Perrigo Co. plc (Ireland)		5,647	817,121
Pfizer, Inc.		244,445	7,890,685
POZEN, Inc.	*	1,014	6,926
Prestige Brands Holdings, Inc.	*	1,723	88,700
Relypsa, Inc.	*†	1,369	38,797
Revance Therapeutics, Inc.	*†	1,376	47,004
SciClone Pharmaceuticals, Inc.	*	1,700	15,640
Teligent, Inc.	*†	7,413	65,976
Tetraphase Pharmaceuticals, Inc.	*	1,989	19,950
TherapeuticsMD, Inc.	*†	8,137	84,381
Theravance Biopharma, Inc. (Cayman Islands)	*†	921	15,095
Theravance, Inc.	†	3,224	33,981
VIVUS, Inc.	*†	1,630	1,663
XenoPort, Inc.	*	1,939	10,645
Zoetis, Inc.		19,148	917,572

			47,155,484

Professional Services—0.4%
Acacia Research Corp.		2,593	11,124
Advisory Board Co. (The)	*	1,900	94,259
Barrett Business Services, Inc.		1,310	57,037
CDI Corp.		1,131	7,646
CEB, Inc.		1,507	92,515
CRA International, Inc.	*	986	18,389
Dun & Bradstreet Corp. (The)		1,546	160,676
Equifax, Inc.		4,628	515,420
Exponent, Inc.		597	29,820
FTI Consulting, Inc.	*	1,735	60,135
Heidrick & Struggles International, Inc.		865	23,545
Huron Consulting Group, Inc.	*	988	58,687
IHS, Inc., Class A	*	2,723	322,485
Insperity, Inc.	†	1,143	55,035
Kelly Services, Inc., Class A		1,173	18,944
Kforce, Inc.		297	7,508
Korn/Ferry International		1,624	53,884
ManpowerGroup, Inc.		3,593	302,854
Navigant Consulting, Inc.	*	2,313	37,147
Nielsen Holdings plc		13,962	650,629
On Assignment, Inc.	*	1,243	55,873
Resources Connection, Inc.		2,060	33,660
Robert Half International, Inc.		5,264	248,145
RPX Corp.	*	1,894	20,834
Towers Watson & Co., Class A		2,923	375,489
TriNet Group, Inc.	*	1,517	29,354
TrueBlue, Inc.	*	2,485	64,014
Verisk Analytics, Inc.	*	6,509	500,412
WageWorks, Inc.	*	834	37,839

			3,943,359

Real Estate Investment Trusts (REITs)—4.0%
Acadia Realty Trust REIT		1,368	45,349
Agree Realty Corp. REIT		814	27,668
Alexander’s, Inc. REIT		78	29,961
Alexandria Real Estate Equities, Inc. REIT		3,569	322,495
Altisource Residential Corp. REIT (Virgin Islands, U.S.)		1,595	19,794

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
American Assets Trust, Inc. REIT		791	$30,335
American Campus Communities, Inc. REIT		5,228	216,126
American Capital Agency Corp. REIT		16,586	287,601
American Capital Mortgage Investment Corp. REIT		1,863	26,007
American Homes 4 Rent, Class A REIT		4,795	79,885
American Tower Corp. REIT		16,999	1,648,053
Annaly Capital Management, Inc. REIT		40,388	378,839
Anworth Mortgage Asset Corp. REIT		12,920	56,202
Apartment Investment & Management Co., Class A REIT		5,659	226,530
Apollo Commercial Real Estate Finance, Inc. REIT		1,594	27,465
Apollo Residential Mortgage, Inc. REIT		5,132	61,327
Apple Hospitality REIT, Inc. REIT	†	5,769	115,207
Ares Commercial Real Estate Corp. REIT		2,901	33,187
Armada Hoffler Properties, Inc. REIT		2,694	28,233
ARMOUR Residential REIT, Inc. REIT		1,948	42,388
Ashford Hospitality Prime, Inc. REIT		1,011	14,660
Ashford Hospitality Trust, Inc. REIT		4,200	26,502
AvalonBay Communities, Inc. REIT		5,348	984,727
BioMed Realty Trust, Inc. REIT		6,210	147,115
Boston Properties, Inc. REIT		5,931	756,440
Brandywine Realty Trust REIT		6,105	83,394
Brixmor Property Group, Inc. REIT		6,070	156,727
Camden Property Trust REIT		4,149	318,477
Campus Crest Communities, Inc. REIT	*	8,251	56,107
Capstead Mortgage Corp. REIT		2,400	20,976
Care Capital Properties, Inc. REIT		3,119	95,348
CareTrust REIT, Inc. REIT		2,939	32,182
CatchMark Timber Trust, Inc., Class A REIT		3,104	35,106
CBL & Associates Properties, Inc. REIT		7,509	92,886
Cedar Realty Trust, Inc. REIT		10,942	77,469
Chatham Lodging Trust REIT		3,723	76,247
Chesapeake Lodging Trust REIT		1,373	34,545
Chimera Investment Corp. REIT		10,387	141,679
Colony Capital, Inc., Class A REIT		6,320	123,114
Columbia Property Trust, Inc. REIT		4,869	114,324
Communications Sales & Leasing, Inc. REIT		4,200	78,498
CoreSite Realty Corp. REIT		523	29,665

		Shares	Value
Corporate Office Properties Trust REIT		3,067	$66,953
Corrections Corp. of America REIT		5,829	154,410
Cousins Properties, Inc. REIT		5,850	55,166
Crown Castle International Corp. REIT		13,616	1,177,103
CubeSmart REIT		8,821	270,099
CyrusOne, Inc. REIT		1,283	48,048
CYS Investments, Inc. REIT		8,017	57,161
DCT Industrial Trust, Inc. REIT		2,947	110,129
DDR Corp. REIT		10,035	168,989
DiamondRock Hospitality Co. REIT		7,285	70,300
Digital Realty Trust, Inc. REIT		5,165	390,577
Douglas Emmett, Inc. REIT		5,136	160,140
Duke Realty Corp. REIT		14,966	314,585
DuPont Fabros Technology, Inc. REIT		4,666	148,332
EastGroup Properties, Inc. REIT		1,538	85,528
Education Realty Trust, Inc. REIT		1,291	48,903
Empire State Realty Trust, Inc., Class A REIT		1,901	34,351
EPR Properties REIT		2,733	159,744
Equinix, Inc. REIT		2,324	702,778
Equity Commonwealth REIT	*	3,755	104,126
Equity LifeStyle Properties, Inc. REIT		3,131	208,744
Equity One, Inc. REIT		2,619	71,106
Equity Residential REIT		14,835	1,210,388
Essex Property Trust, Inc. REIT		2,581	617,917
Extra Space Storage, Inc. REIT		4,201	370,570
Federal Realty Investment Trust REIT		2,620	382,782
FelCor Lodging Trust, Inc. REIT		11,241	82,059
First Industrial Realty Trust, Inc. REIT		6,729	148,913
First Potomac Realty Trust REIT		1,628	18,559
Four Corners Property Trust, Inc. REIT	*	1,499	36,216
Franklin Street Properties Corp. REIT		2,200	22,770
Gaming and Leisure Properties, Inc. REIT	†	3,091	85,930
General Growth Properties, Inc. REIT		23,100	628,551
GEO Group, Inc. (The) REIT		2,829	81,786
Getty Realty Corp. REIT	†	1,747	29,961
Gladstone Commercial Corp. REIT		1,994	29,092
Government Properties Income Trust REIT	†	3,576	56,751
Gramercy Property Trust REIT		15,294	118,070
Hatteras Financial Corp. REIT		3,559	46,801
HCP, Inc. REIT		17,728	677,919
Healthcare Realty Trust, Inc. REIT		3,032	85,866
Healthcare Trust of America, Inc., Class A REIT		4,623	124,682
Hersha Hospitality Trust REIT		1,757	38,232
Highwoods Properties, Inc. REIT		3,408	148,589
Hospitality Properties Trust REIT		5,604	146,545
Host Hotels & Resorts, Inc. REIT		29,698	455,567

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Hudson Pacific Properties, Inc. REIT		2,051	$57,715
Independence Realty Trust, Inc. REIT		2,211	16,605
Inland Real Estate Corp. REIT		2,302	24,447
Invesco Mortgage Capital, Inc. REIT		5,009	62,062
Investors Real Estate Trust REIT		2,989	20,774
Iron Mountain, Inc. REIT		8,571	231,503
iStar, Inc. REIT	*	7,235	84,867
Kilroy Realty Corp. REIT		3,732	236,161
Kimco Realty Corp. REIT		15,341	405,923
Kite Realty Group Trust REIT		1,879	48,722
Ladder Capital Corp. REIT	†	1,681	20,878
Lamar Advertising Co., Class A REIT		3,479	208,670
LaSalle Hotel Properties REIT		6,253	157,325
Lexington Realty Trust REIT		9,308	74,464
Liberty Property Trust REIT		5,315	165,031
LTC Properties, Inc. REIT		2,385	102,889
Macerich Co. (The) REIT		6,030	486,561
Mack-Cali Realty Corp. REIT		2,488	58,095
Medical Properties Trust, Inc. REIT		9,571	110,162
MFA Financial, Inc. REIT		14,467	95,482
Mid-America Apartment Communities, Inc. REIT		2,884	261,896
Monmouth Real Estate Investment Corp. REIT	†	3,275	34,257
Monogram Residential Trust, Inc. REIT		4,894	47,765
National Health Investors, Inc. REIT		979	59,592
National Retail Properties, Inc. REIT		4,264	170,773
National Storage Affiliates Trust REIT		3,630	62,182
New Residential Investment Corp. REIT		7,637	92,866
New York Mortgage Trust, Inc. REIT	†	8,120	43,280
New York REIT, Inc. REIT		3,795	43,643
NexPoint Residential Trust, Inc. REIT	†	3,176	41,574
NorthStar Realty Europe Corp. REIT		1,961	23,159
NorthStar Realty Finance Corp. REIT		5,885	100,222
Omega Healthcare Investors, Inc. REIT		6,033	211,034
Outfront Media, Inc. REIT		5,065	110,569
Paramount Group, Inc. REIT		4,781	86,536
Parkway Properties, Inc. REIT		5,570	87,059
Pebblebrook Hotel Trust REIT		4,175	116,984
Pennsylvania Real Estate Investment Trust REIT	†	1,510	33,024
PennyMac Mortgage Investment Trust REIT		5,770	88,050
Physicians Realty Trust REIT		5,898	99,440
Piedmont Office Realty Trust, Inc., Class A REIT		5,563	105,029
Plum Creek Timber Co., Inc. REIT		6,990	333,563

		Shares	Value
Post Properties, Inc. REIT		2,078	$122,934
Potlatch Corp. REIT		1,618	48,928
Preferred Apartment Communities, Inc., Class A REIT		4,568	59,749
Prologis, Inc. REIT		20,929	898,273
PS Business Parks, Inc. REIT		599	52,371
Public Storage REIT		5,836	1,445,577
QTS Realty Trust, Inc., Class A REIT		1,447	65,274
RAIT Financial Trust REIT		7,882	21,281
Ramco-Gershenson Properties Trust REIT		1,275	21,178
Rayonier, Inc. REIT		5,004	111,089
Realty Income Corp. REIT		8,609	444,483
Redwood Trust, Inc. REIT		2,801	36,973
Regency Centers Corp. REIT		3,446	234,742
Resource Capital Corp. REIT	†	1,851	23,619
Retail Opportunity Investments Corp. REIT		7,505	134,340
Retail Properties of America, Inc., Class A REIT		8,943	132,088
Rexford Industrial Realty, Inc. REIT		2,874	47,019
RLJ Lodging Trust REIT		4,345	93,982
Rouse Properties, Inc. REIT	†	579	8,430
Ryman Hospitality Properties, Inc. REIT		2,005	103,538
Sabra Health Care REIT, Inc. REIT		1,749	35,382
Saul Centers, Inc. REIT		987	50,603
Select Income REIT REIT		1,356	26,876
Senior Housing Properties Trust REIT		7,433	110,306
Silver Bay Realty Trust Corp. REIT		489	7,658
Simon Property Group, Inc. REIT		12,569	2,443,916
SL Green Realty Corp. REIT		3,603	407,067
Sovran Self Storage, Inc. REIT		1,269	136,176
Spirit Realty Capital, Inc. REIT		14,667	146,963
STAG Industrial, Inc. REIT		1,440	26,568
Starwood Property Trust, Inc. REIT		8,338	171,429
Starwood Waypoint Residential Trust REIT		1,667	37,741
Summit Hotel Properties, Inc. REIT		3,330	39,794
Sun Communities, Inc. REIT		1,743	119,448
Sunstone Hotel Investors, Inc. REIT		7,992	99,820
Tanger Factory Outlet Centers, Inc. REIT		3,251	106,308
Taubman Centers, Inc. REIT		2,083	159,808
Terreno Realty Corp. REIT		4,464	100,976
Two Harbors Investment Corp. REIT		12,786	103,567
UDR, Inc. REIT		12,278	461,284
UMH Properties, Inc. REIT		4,155	42,049
Universal Health Realty Income Trust REIT		1,333	66,663
Urban Edge Properties REIT		3,631	85,147
Ventas, Inc. REIT		12,963	731,502
VEREIT, Inc. REIT		36,108	285,975

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Vornado Realty Trust REIT		7,561	$755,798
Washington Real Estate Investment Trust REIT	†	2,898	78,420
Weingarten Realty Investors REIT		4,755	164,428
Welltower, Inc. REIT		13,736	934,460
Western Asset Mortgage Capital Corp. REIT	†	2,019	20,634
Weyerhaeuser Co. REIT		20,560	616,389
Whitestone REIT REIT	†	2,786	33,460
WP Carey, Inc. REIT		3,881	228,979
WP GLIMCHER, Inc. REIT		7,678	81,464
Xenia Hotels & Resorts, Inc. REIT		3,347	51,310

			35,445,697

Real Estate Management & Development—0.2%
Alexander & Baldwin, Inc.		1,466	51,764
Altisource Asset Management Corp. (Virgin Islands, U.S.)	*	55	944
Altisource Portfolio Solutions SA (Luxembourg)	*	359	9,984
CBRE Group, Inc., Class A	*	10,844	374,986
Forest City Enterprises, Inc., Class A	*	9,240	202,633
Forestar Group, Inc.	*†	1,502	16,432
Howard Hughes Corp. (The)	*	1,716	194,183
Jones Lang LaSalle, Inc.		1,597	255,296
Kennedy-Wilson Holdings, Inc.		2,891	69,615
Realogy Holdings Corp.	*	5,690	208,652
RMR Group, Inc. (The), Class A	*†	237	3,421
St. Joe Co. (The)	*†	3,582	66,303
Tejon Ranch Co.	*	858	16,431

			1,470,644

Road & Rail—0.8%
AMERCO		434	169,043
ArcBest Corp.		903	19,315
Avis Budget Group, Inc.	*	4,424	160,547
CSX Corp.		39,531	1,025,829
Genesee & Wyoming, Inc., Class A	*	2,019	108,400
Heartland Express, Inc.	†	4,220	71,824
Hertz Global Holdings, Inc.	*	16,933	240,957
J.B. Hunt Transport Services, Inc.		3,333	244,509
Kansas City Southern		4,402	328,697
Knight Transportation, Inc.		3,879	93,988
Landstar System, Inc.		2,256	132,314
Norfolk Southern Corp.		11,947	1,010,597
Old Dominion Freight Line, Inc.	*	3,421	202,079
Ryder System, Inc.		2,947	167,478
Saia, Inc.	*	2,493	55,469
Swift Transportation Co.	*†	5,786	79,963
Union Pacific Corp.		34,623	2,707,519
Werner Enterprises, Inc.		2,915	68,182
YRC Worldwide, Inc.	*	1,193	16,917

			6,903,627

Semiconductors & Semiconductor Equipment—2.4%
Advanced Energy Industries, Inc.	*	1,428	40,312
Advanced Micro Devices, Inc.	*†	21,447	61,553

		Shares	Value
Alpha & Omega Semiconductor Ltd.	*	8,591	$78,951
Ambarella, Inc.	*†	1,314	73,242
Amkor Technology, Inc.	*	7,211	43,843
Analog Devices, Inc.		11,925	659,691
Applied Materials, Inc.		48,785	910,816
Applied Micro Circuits Corp.	*	3,186	20,295
Atmel Corp.		18,733	161,291
Avago Technologies Ltd. (Singapore)		10,031	1,456,000
Axcelis Technologies, Inc.	*	4,095	10,606
Broadcom Corp., Class A		21,893	1,265,853
Brooks Automation, Inc.		3,103	33,140
Cabot Microelectronics Corp.	*	1,049	45,925
Cavium, Inc.	*	1,864	122,483
CEVA, Inc.	*	692	16,165
Cirrus Logic, Inc.	*	2,946	86,995
Cohu, Inc.		859	10,368
Cree, Inc.	*†	5,646	150,579
Cypress Semiconductor Corp.	*†	11,567	113,472
Diodes, Inc.	*	2,400	55,152
DSP Group, Inc.	*	1,194	11,271
Entegris, Inc.	*	5,738	76,143
Exar Corp.	*	1,758	10,777
Fairchild Semiconductor International, Inc.	*	4,903	101,541
First Solar, Inc.	*	2,540	167,615
FormFactor, Inc.	*	1,417	12,753
Inphi Corp.	*	1,850	49,987
Integrated Device Technology, Inc.	*	8,168	215,227
Intel Corp.		189,164	6,516,700
Intersil Corp., Class A		5,757	73,459
IXYS Corp.		1,329	16,785
KLA-Tencor Corp.		6,325	438,639
Kopin Corp.	*	2,431	6,612
Lam Research Corp.		6,125	486,448
Lattice Semiconductor Corp.	*†	4,395	28,436
Linear Technology Corp.		8,735	370,975
Marvell Technology Group Ltd. (Bermuda)		18,500	163,170
Maxim Integrated Products, Inc.		10,774	409,412
MaxLinear, Inc., Class A	*	2,714	39,977
Microchip Technology, Inc.	†	7,528	350,353
Micron Technology, Inc.	*	43,505	616,031
Microsemi Corp.	*	3,246	105,787
MKS Instruments, Inc.		2,455	88,380
Monolithic Power Systems, Inc.		1,256	80,020
NVE Corp.		348	19,551
NVIDIA Corp.		20,184	665,265
OmniVision Technologies, Inc.	*	2,354	68,313
ON Semiconductor Corp.	*	23,913	234,347
PDF Solutions, Inc.	*	974	10,558
Photronics, Inc.	*	1,388	17,281
PMC-Sierra, Inc.	*	7,045	81,863
Power Integrations, Inc.		1,952	94,926
Qorvo, Inc.	*	5,644	287,280
Rambus, Inc.	*†	4,071	47,183
Rudolph Technologies, Inc.	*	1,247	17,732
Semtech Corp.	*	2,970	56,192
Silicon Laboratories, Inc.	*	2,124	103,099
Skyworks Solutions, Inc.		7,339	563,855
SunEdison, Inc.	*†	11,936	60,754

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
SunPower Corp.	*†	1,759	$52,788
Synaptics, Inc.	*	1,586	127,419
Teradyne, Inc.		7,938	164,078
Tessera Technologies, Inc.		1,560	46,816
Texas Instruments, Inc.		42,217	2,313,914
Ultra Clean Holdings, Inc.	*	4,664	23,880
Ultratech, Inc.	*	971	19,245
Veeco Instruments, Inc.	*	1,294	26,605
Xcerra Corp.	*	1,358	8,216
Xilinx, Inc.		9,816	461,058

			21,425,448

Software—4.4%
ACI Worldwide, Inc.	*	4,959	106,123
Activision Blizzard, Inc.		19,142	740,987
Adobe Systems, Inc.	*	19,558	1,837,279
American Software, Inc., Class A		1,950	19,851
ANSYS, Inc.	*	3,449	319,033
Aspen Technology, Inc.	*	3,661	138,239
Autodesk, Inc.	*	9,258	564,090
AVG Technologies NV (Netherlands)	*	1,094	21,935
Blackbaud, Inc.		2,650	174,529
Bottomline Technologies de, Inc.	*	1,479	43,971
BroadSoft, Inc.	*	1,277	45,155
CA, Inc.		11,593	331,096
Cadence Design Systems, Inc.	*	10,745	223,603
Callidus Software, Inc.	*	1,710	31,755
CDK Global, Inc.		6,017	285,627
Citrix Systems, Inc.	*	7,179	543,091
CommVault Systems, Inc.	*	1,510	59,419
Ebix, Inc.	†	2,802	91,878
Electronic Arts, Inc.	*	12,438	854,739
Ellie Mae, Inc.	*†	793	47,762
Epiq Systems, Inc.		1,087	14,207
Fair Isaac Corp.		1,781	167,735
FireEye, Inc.	*†	5,013	103,970
Fleetmatics Group plc (Ireland)	*	995	50,536
Fortinet, Inc.	*	5,654	176,235
Gigamon, Inc.	*	2,114	56,169
Glu Mobile, Inc.	*†	10,871	26,417
Guidewire Software, Inc.	*	3,146	189,263
HubSpot, Inc.	*	556	31,308
Imperva, Inc.	*	1,888	119,529
Infoblox, Inc.	*	1,770	32,550
Interactive Intelligence Group, Inc.	*	950	29,849
Intuit, Inc.		11,315	1,091,898
King Digital Entertainment plc (Ireland)		3,283	58,700
Manhattan Associates, Inc.	*	4,025	266,334
Mentor Graphics Corp.		2,745	50,563
Microsoft Corp.		322,786	17,908,167
MicroStrategy, Inc., Class A	*	513	91,976
MobileIron, Inc.	*†	7,330	26,461
Monotype Imaging Holdings, Inc.		1,419	33,545
NetSuite, Inc.	*†	1,276	107,975
Nuance Communications, Inc.	*	9,517	189,293
Oracle Corp.		126,105	4,606,616

		Shares	Value
Paycom Software, Inc.	*†	1,251	$47,075
Pegasystems, Inc.		4,282	117,755
Progress Software Corp.	*	1,983	47,592
Proofpoint, Inc.	*	1,126	73,201
PTC, Inc.	*	4,423	153,168
Qlik Technologies, Inc.	*	5,245	166,057
Qualys, Inc.	*	1,070	35,406
RealPage, Inc.	*	1,770	39,737
Red Hat, Inc.	*	7,251	600,455
RingCentral, Inc., Class A	*	1,418	33,436
Rovi Corp.	*	3,917	65,257
salesforce.com, Inc.	*	25,786	2,021,622
SeaChange International, Inc.	*	958	6,457
ServiceNow, Inc.	*	5,728	495,816
Silver Spring Networks, Inc.	*†	2,969	42,783
SolarWinds, Inc.	*	1,876	110,496
Solera Holdings, Inc.		3,377	185,161
Splunk, Inc.	*	4,640	272,878
SS&C Technologies Holdings, Inc.		3,677	251,029
Symantec Corp.		26,135	548,835
Synchronoss Technologies, Inc.	*	807	28,431
Synopsys, Inc.	*	6,501	296,511
Tableau Software, Inc., Class A	*	1,766	166,393
Take-Two Interactive Software, Inc.	*	2,643	92,082
TiVo, Inc.	*	2,696	23,266
Tyler Technologies, Inc.	*	1,886	328,768
Ultimate Software Group, Inc. (The)	*	1,242	242,823
VASCO Data Security International, Inc.	*†	3,804	63,641
Verint Systems, Inc.	*	3,366	136,525
VirnetX Holding Corp.	*†	2,400	6,168
VMware, Inc., Class A	*†	3,264	184,644
Workday, Inc., Class A	*	3,891	310,035
Zendesk, Inc.	*	1,894	50,077
Zix Corp.	*	1,015	5,156
Zynga, Inc., Class A	*	26,117	69,994

			39,228,188

Specialty Retail—2.6%
Aaron’s, Inc.		2,908	65,110
Abercrombie & Fitch Co., Class A	†	3,072	82,944
Advance Auto Parts, Inc.		3,235	486,900
American Eagle Outfitters, Inc.	†	12,752	197,656
America’s Car-Mart, Inc.	*	354	9,448
Asbury Automotive Group, Inc.	*	1,342	90,505
Ascena Retail Group, Inc.	*	7,052	69,462
AutoNation, Inc.	*	2,555	152,431
AutoZone, Inc.	*	1,308	970,418
Barnes & Noble Education, Inc.	*	523	5,204
Barnes & Noble, Inc.		828	7,212
bebe stores, Inc.		790	446
Bed Bath & Beyond, Inc.	*	7,504	362,068
Best Buy Co., Inc.		11,238	342,197
Big 5 Sporting Goods Corp.		1,071	10,699
Buckle, Inc. (The)	†	1,236	38,044
Cabela’s, Inc.	*†	1,696	79,254
Caleres, Inc.		1,791	48,035
CarMax, Inc.	*†	8,677	468,298
Cato Corp. (The), Class A		1,761	64,840
Chico’s FAS, Inc.		7,236	77,208

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Children’s Place, Inc. (The)		1,144	$63,149
Conn’s, Inc.	*†	871	20,442
CST Brands, Inc.		2,444	95,658
Destination XL Group, Inc.	*	1,930	10,654
Dick’s Sporting Goods, Inc.		3,116	110,151
DSW, Inc., Class A	†	2,162	51,585
Express, Inc.	*	6,015	103,939
Finish Line, Inc. (The), Class A		1,917	34,659
Five Below, Inc.	*†	2,091	67,121
Foot Locker, Inc.		5,840	380,126
GameStop Corp., Class A	†	4,171	116,955
Gap, Inc. (The)	†	11,079	273,651
Genesco, Inc.	*	921	52,340
GNC Holdings, Inc., Class A		3,393	105,251
Group 1 Automotive, Inc.		1,068	80,848
Guess?, Inc.	†	1,639	30,944
Haverty Furniture Cos., Inc.		1,111	23,820
Hibbett Sports, Inc.	*†	1,396	42,215
Home Depot, Inc. (The)		51,526	6,814,314
Kirkland’s, Inc.		833	12,079
L Brands, Inc.		9,309	891,988
Lithia Motors, Inc., Class A		862	91,950
Lowe’s Cos., Inc.		38,080	2,895,603
Lumber Liquidators Holdings, Inc.	*†	769	13,350
MarineMax, Inc.	*	800	14,736
Mattress Firm Holding Corp.	*†	423	18,879
Men’s Wearhouse, Inc. (The)		2,437	35,775
Michaels Cos., Inc. (The)	*	1,338	29,583
Monro Muffler Brake, Inc.		1,487	98,469
Murphy USA, Inc.	*	1,451	88,134
Office Depot, Inc.	*	21,441	120,927
O’Reilly Automotive, Inc.	*	4,131	1,046,878
Outerwall, Inc.	†	1,075	39,281
Penske Automotive Group, Inc.		1,654	70,030
Pep Boys-Manny, Moe & Jack (The)	*	2,200	40,502
Pier 1 Imports, Inc.	†	3,712	18,894
Rent-A-Center, Inc.	†	1,769	26,482
Restoration Hardware Holdings, Inc.	*†	1,193	94,784
Ross Stores, Inc.		16,624	894,537
Sally Beauty Holdings, Inc.	*	9,008	251,233
Select Comfort Corp.	*	2,104	45,047
Signet Jewelers Ltd.		3,344	413,619
Sonic Automotive, Inc., Class A		1,649	37,531
Stage Stores, Inc.	†	2,236	20,370
Staples, Inc.		22,960	217,431
Stein Mart, Inc.		1,261	8,487
Systemax, Inc.	*	1,358	11,679
Tiffany & Co.		4,374	333,692
TJX Cos., Inc. (The)		27,266	1,933,432
Tractor Supply Co.		5,080	434,340
Ulta Salon Cosmetics & Fragrance, Inc.	*	2,434	450,290
Urban Outfitters, Inc.	*	5,012	114,023
Vitamin Shoppe, Inc.	*	2,795	91,397
West Marine, Inc.	*	803	6,817
Williams-Sonoma, Inc.		3,877	226,456

			23,244,906

		Shares	Value
Technology Hardware, Storage & Peripherals—3.4%
3D Systems Corp.	*†	4,215	$36,628
Apple, Inc.		229,968	24,206,432
Cray, Inc.	*	714	23,169
Diebold, Inc.	†	3,079	92,647
Electronics For Imaging, Inc.	*	2,638	123,300
EMC Corp.		79,499	2,041,534
Hewlett Packard Enterprise Co.		74,164	1,127,293
HP, Inc.		74,164	878,102
Lexmark International, Inc., Class A		1,492	48,416
NCR Corp.	*	6,904	168,872
NetApp, Inc.		11,382	301,965
Nimble Storage, Inc.	*	1,012	9,310
QLogic Corp.	*	3,731	45,518
Quantum Corp.	*	6,681	6,213
SanDisk Corp.		8,969	681,554
Silicon Graphics International Corp.	*	1,843	10,874
Stratasys Ltd.	*†	1,886	44,283
Super Micro Computer, Inc.	*	964	23,628
Violin Memory, Inc.	*†	9,447	8,503
Western Digital Corp.		8,737	524,657

			30,402,898

Textiles, Apparel & Luxury Goods—0.9%
Carter’s, Inc.		1,981	176,368
Coach, Inc.		10,479	342,978
Columbia Sportswear Co.	†	1,304	63,583
Crocs, Inc.	*	3,600	36,864
Culp, Inc.		888	22,617
Deckers Outdoor Corp.	*†	1,935	91,332
Fossil Group, Inc.	*†	1,614	59,008
G-III Apparel Group Ltd.	*	1,111	49,173
Hanesbrands, Inc.		16,396	482,534
Iconix Brand Group, Inc.	*†	2,737	18,694
Kate Spade & Co.	*	4,930	87,606
lululemon athletica, Inc. (Canada)	*†	3,773	197,969
Michael Kors Holdings Ltd. (United Kingdom)	*	7,995	320,280
Movado Group, Inc.		1,678	43,141
NIKE, Inc., Class B		54,592	3,412,000
Oxford Industries, Inc.		936	59,736
PVH Corp.		2,844	209,461
Ralph Lauren Corp.		2,261	252,056
Sequential Brands Group, Inc.	*†	3,524	27,875
Skechers U.S.A., Inc., Class A	*	5,805	175,369
Steven Madden Ltd.	*	2,533	76,547
Tumi Holdings, Inc.	*	1,971	32,778
Under Armour, Inc., Class A	*†	7,748	624,566
Unifi, Inc.	*	876	24,659
V.F. Corp.		13,034	811,367
Wolverine World Wide, Inc.		5,178	86,524

			7,785,085

Thrifts & Mortgage Finance—0.2%
Anchor BanCorp Wisconsin, Inc.	*	617	26,852
Astoria Financial Corp.		3,465	54,920
Bank Mutual Corp.		3,756	29,297
BBX Capital Corp., Class A	*†	2,244	35,119
Beneficial Bancorp, Inc.	*	3,072	40,919
BofI Holding, Inc.	*†	1,672	35,196

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Broad Market Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Brookline Bancorp, Inc.		3,765	$43,297
Capitol Federal Financial, Inc.		4,787	60,125
Dime Community Bancshares, Inc.		1,638	28,649
Essent Group Ltd.	*	1,445	31,631
EverBank Financial Corp.		6,660	106,427
HomeStreet, Inc.	*	2,076	45,070
Kearny Financial Corp./MD		2,248	28,482
LendingTree, Inc.	*	314	28,034
MGIC Investment Corp.	*†	16,751	147,911
Nationstar Mortgage Holdings, Inc.	*†	1,604	21,445
New York Community Bancorp, Inc.	†	16,321	266,359
Northwest Bancshares, Inc.	†	4,608	61,701
Ocwen Financial Corp.	*†	3,358	23,405
PHH Corp.	*	2,212	35,834
Provident Financial Services, Inc.		2,960	59,644
Radian Group, Inc.		8,446	113,092
Territorial Bancorp, Inc.		2,805	77,811
TFS Financial Corp.		3,398	63,984
TrustCo Bank Corp. NY		3,435	21,091
United Financial Bancorp, Inc.		2,519	32,445
Walker & Dunlop, Inc.	*	1,103	31,777
Washington Federal, Inc.		3,379	80,522
Waterstone Financial, Inc.		1,979	27,904
WSFS Financial Corp.		918	29,706

			1,688,649

Tobacco—1.3%
Altria Group, Inc.		78,377	4,562,325
Philip Morris International, Inc.		61,906	5,442,156
Reynolds American, Inc.		32,514	1,500,521
Universal Corp.	†	1,078	60,454
Vector Group Ltd.	†	3,523	83,108

			11,648,564

Trading Companies & Distributors—0.3%
Air Lease Corp.	†	3,250	108,810
Aircastle Ltd.		6,140	128,265
Applied Industrial Technologies, Inc.		2,056	83,247
Beacon Roofing Supply, Inc.	*	2,570	105,833
Fastenal Co.	†	11,276	460,286
GATX Corp.	†	1,766	75,143
H&E Equipment Services, Inc.		1,600	27,968
HD Supply Holdings, Inc.	*	5,923	177,868
MRC Global, Inc.	*	4,499	58,037
MSC Industrial Direct Co., Inc., Class A		1,782	100,273
NOW, Inc.	*†	3,975	62,885
Rush Enterprises, Inc., Class A	*	1,260	27,581
TAL International Group, Inc.	*	2,773	44,091
United Rentals, Inc.	*	3,667	266,004
Veritiv Corp.	*†	338	12,242
W.W. Grainger, Inc.	†	2,301	466,160
Watsco, Inc.		940	110,102
WESCO International, Inc.	*†	1,550	67,704

			2,382,499

			Shares	Value
Transportation Infrastructure—0.0%
Macquarie Infrastructure Corp.			2,456	178,306

Water Utilities—0.1%
American States Water Co.			2,522	$105,798
American Water Works Co., Inc.			8,019	479,135
Aqua America, Inc.			5,411	161,248
California Water Service Group			1,930	44,911
Connecticut Water Service, Inc.			2,808	106,732
SJW Corp.			1,010	29,947

				927,771

Wireless Telecommunication Services—0.1%
NTELOS Holdings Corp.		*	1,350	12,339
SBA Communications Corp., Class A		*	5,704	599,319
Shenandoah Telecommunications Co.			1,200	51,660
Sprint Corp.		*†	33,577	121,549
Telephone & Data Systems, Inc.			3,217	83,288
T-Mobile US, Inc.		*	11,047	432,159
United States Cellular Corp.		*	680	27,751

				1,328,065

TOTAL COMMON STOCKS
(Cost $500,930,110)				883,560,901

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.0%
U.S. Treasury Bills—0.0%
U.S. Treasury Bill
0.464%	06/23/2016	‡‡	$70,000	69,847
0.409%	06/16/2016	‡‡	30,000	29,938
0.137%	03/17/2016	‡‡	155,000	154,971
0.036%	02/25/2016	‡‡	60,000	59,994

				314,750

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $314,740)				314,750

			Shares	Value
RIGHTS—0.0%
Electronic Equipment, Instruments & Components—0.0%
Gerber Scientific, Inc. CVR		*†‡d	1,608	—

Pharmaceuticals—0.0%
Furiex Pharmaceuticals, Inc. CVR		*‡d	1,998	—

Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc. CVR		*‡	3,300	9,174

TOTAL RIGHTS
(Cost $—)				9,174

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Broad Market Index Fund		Shares	Value
WARRANTS—0.0%
Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., Expires 04/15/2016	*†‡d
(Cost $–)		893	$—

MONEY MARKET FUNDS—3.8%
Institutional Money Market Funds—3.8%
Dreyfus Institutional Cash Advantage Fund, 0.26%	††¥	4,850,000	4,850,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32%		¥4,900,443	4,900,443
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32%	††¥	4,722,395	4,722,395
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.32%	††¥	4,850,000	4,850,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.29%	††¥	4,850,000	4,850,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.32%	††¥	4,850,000	4,850,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.31%	††¥	4,850,000	4,850,000

TOTAL MONEY MARKET FUNDS
(Cost $33,872,838)			33,872,838

TOTAL INVESTMENTS—103.2%
(Cost $535,117,688)			917,757,663
Other assets less liabilities—(3.2%)			(28,560,823)

NET ASSETS—100.0%			$889,196,840

Notes to the Schedule of Investments:

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at December 31, 2015.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $9,174)
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2015

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—98.0%
Aerospace & Defense—1.5%
AAR Corp.		6,459	$169,807
Aerojet Rocketdyne Holdings, Inc.	*	11,732	183,723
Aerovironment, Inc.	*	3,832	112,929
American Science & Engineering, Inc.		1,394	57,684
Astronics Corp.	*	3,701	150,668
B/E Aerospace, Inc.		19,410	822,402
BWX Technologies, Inc.		19,158	608,650
Cubic Corp.		3,920	185,220
Curtiss-Wright Corp.		8,462	579,647
DigitalGlobe, Inc.	*	12,233	191,569
Ducommun, Inc.	*	1,702	27,606
Engility Holdings, Inc.		2,873	93,315
Esterline Technologies Corp.	*	5,407	437,967
HEICO Corp.		3,430	186,455
HEICO Corp., Class A		7,117	350,156
Hexcel Corp.		17,619	818,403
Huntington Ingalls Industries, Inc.		8,874	1,125,667
KEYW Holding Corp. (The)	*	5,318	32,014
KLX, Inc.	*	9,751	300,233
Kratos Defense & Security Solutions, Inc.	*†	9,324	38,228
Moog, Inc., Class A	*	6,939	420,503
National Presto Industries, Inc.	†	975	80,789
Orbital ATK, Inc.		11,053	987,475
Sparton Corp.	*	1,633	32,644
Spirit AeroSystems Holdings, Inc., Class A	*	25,525	1,278,037
TASER International, Inc.	*†	9,624	166,399
Teledyne Technologies, Inc.	*	6,292	558,100
Triumph Group, Inc.		9,112	362,202
Vectrus, Inc.	*	1,956	40,861

			10,399,353

Air Freight & Logistics—0.2%
Air Transport Services Group, Inc.	*	10,717	108,027
Atlas Air Worldwide Holdings, Inc.	*	4,497	185,906
Echo Global Logistics, Inc.	*	5,230	106,640
Forward Air Corp.		5,665	243,651
Hub Group, Inc., Class A	*	6,527	215,065
Park-Ohio Holdings Corp.	†	1,449	53,294
Radiant Logistics, Inc.	*	7,088	24,312
UTi Worldwide, Inc.	*	16,303	114,610
XPO Logistics, Inc.	*†	13,167	358,801

			1,410,306

Airlines—0.7%
Alaska Air Group, Inc.		23,604	1,900,358
Allegiant Travel Co.		2,409	404,303
Copa Holdings SA, Class A (Panama)	†	6,094	294,096
Hawaiian Holdings, Inc.	*	8,734	308,572
JetBlue Airways Corp.	*	56,430	1,278,140
Republic Airways Holdings, Inc.	*	9,724	38,215
SkyWest, Inc.		8,900	169,278
Spirit Airlines, Inc.	*	13,377	533,073
Virgin America, Inc.	*†	4,287	154,375

			5,080,410

		Shares	Value
Auto Components—1.2%
American Axle & Manufacturing Holdings, Inc.	*	13,732	$260,084
Cooper Tire & Rubber Co.		10,577	400,340
Cooper-Standard Holding, Inc.	*	2,539	197,001
Dana Holding Corp.		29,263	403,829
Dorman Products, Inc.	*†	4,696	222,919
Drew Industries, Inc.		4,435	270,047
Federal-Mogul Holdings Corp.	*	4,327	29,640
Fox Factory Holding Corp.	*	2,484	41,061
Gentex Corp.		53,768	860,826
Gentherm, Inc.	*	6,384	302,602
Goodyear Tire & Rubber Co. (The)		48,559	1,586,423
Horizon Global Corp.	*	3,422	35,486
Lear Corp.		14,164	1,739,764
Metaldyne Performance Group, Inc.		2,010	36,863
Modine Manufacturing Co.	*	7,889	71,396
Motorcar Parts of America, Inc.	*	3,577	120,938
Standard Motor Products, Inc.		3,701	140,823
Stoneridge, Inc.	*	4,564	67,547
Strattec Security Corp.		558	31,521
Superior Industries International, Inc.		3,960	72,943
Tenneco, Inc.	*	10,886	499,776
Tower International, Inc.		3,444	98,395
Visteon Corp.	*	7,387	845,812

			8,336,036

Automobiles—0.1%
Thor Industries, Inc.		8,355	469,133
Winnebago Industries, Inc.	†	5,233	104,137

			573,270

Banks—6.3%
1st Source Corp.		2,571	79,367
Access National Corp.		1,903	38,935
Allegiance Bancshares, Inc.	*	543	12,842
American National Bankshares, Inc.		1,246	31,910
Ameris Bancorp		6,090	206,999
Ames National Corp.	†	1,475	35,828
Arrow Financial Corp.		2,214	60,154
Associated Banc-Corp		27,180	509,625
Banc of California, Inc.		7,433	108,670
BancFirst Corp.		1,092	64,013
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)		5,627	145,908
Bancorp, Inc. (The)/Delaware	*	6,092	38,806
BancorpSouth, Inc.		17,698	424,575
Bank of Hawaii Corp.	†	7,967	501,124
Bank of Marin Bancorp		1,250	66,750
Bank of the Ozarks, Inc.		14,271	705,844
BankUnited, Inc.		18,926	682,472
Banner Corp.		3,927	180,092
Bar Harbor Bankshares		777	26,744
BBCN Bancorp, Inc./California		14,858	255,855
Berkshire Hills Bancorp, Inc.		5,723	166,597
Blue Hills Bancorp, Inc.		4,663	71,391
BNC Bancorp		5,358	135,986
BOK Financial Corp.	†	5,220	312,104
Boston Private Financial Holdings, Inc.		15,034	170,486
Bridge Bancorp, Inc.		2,704	82,283

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Bryn Mawr Bank Corp.		3,549	$101,927
BSB Bancorp, Inc./Massachusetts	*	2,122	49,634
C1 Financial, Inc.	*	1,452	35,153
Camden National Corp.		1,411	62,211
Capital Bank Financial Corp., Class A		3,865	123,603
Capital City Bank Group, Inc.		1,724	26,463
Cardinal Financial Corp.		5,568	126,672
Cascade Bancorp	*	4,328	26,271
Cathay General Bancorp		14,388	450,776
Catskill Litigation Trust	*‡d	583	—
CenterState Banks, Inc.		8,753	136,984
Central Pacific Financial Corp.		3,606	79,404
Century Bancorp, Inc./Massachussetts, Class A		582	25,294
Chemical Financial Corp.		5,880	201,508
Citizens & Northern Corp.		1,953	41,013
City Holding Co.		2,691	122,817
CNB Financial Corp./Pennsylvania		2,036	36,709
CoBiz Financial, Inc.		6,918	92,840
Columbia Banking System, Inc.		10,411	338,462
Commerce Bancshares, Inc./Missouri		15,830	673,408
Community Bank System, Inc.	†	7,504	299,710
Community Trust Bancorp, Inc.		2,481	86,736
CommunityOne Bancorp	*	1,764	23,761
ConnectOne Bancorp, Inc.		4,877	91,151
CU Bancorp	*	3,397	86,148
Cullen/Frost Bankers, Inc.		9,930	595,800
Customers Bancorp, Inc.	*	5,254	143,014
CVB Financial Corp.	†	19,641	332,326
Eagle Bancorp, Inc.	*	5,570	281,118
East West Bancorp, Inc.		26,251	1,090,992
Enterprise Bancorp, Inc./Massachussetts		1,147	26,209
Enterprise Financial Services Corp.		4,060	115,101
Equity Bancshares, Inc., Class A	*	405	9,473
Farmers Capital Bank Corp.	*	1,965	53,271
FCB Financial Holdings, Inc., Class A	*	5,231	187,217
Fidelity Southern Corp.		3,780	84,332
Financial Institutions, Inc.		2,448	68,544
First Bancorp, Inc./Maine		1,513	30,971
First BanCorp. (Puerto Rico)	*	21,654	70,375
First Bancorp/North Carolina		4,064	76,159
First Busey Corp.		4,812	99,272
First Business Financial Services, Inc.		1,270	31,763
First Citizens BancShares, Inc./North Carolina, Class A		1,414	365,052
First Commonwealth Financial Corp.		17,386	157,691
First Community Bancshares, Inc./Virginia		2,951	54,977
First Connecticut Bancorp, Inc./Farmington CT		2,809	48,905
First Financial Bancorp		11,661	210,714
First Financial Bankshares, Inc.	†	11,796	355,885
First Financial Corp./Indiana		1,835	62,335
First Horizon National Corp.		42,520	617,390
First Interstate BancSystem, Inc., Class A		3,793	110,262

		Shares	Value
First Merchants Corp.		7,037	$178,881
First Midwest Bancorp, Inc./Illinois		14,472	266,719
First NBC Bank Holding Co.	*	2,471	92,391
First Niagara Financial Group, Inc.		64,992	705,163
First of Long Island Corp. (The)		2,148	64,440
First Republic Bank/California		25,910	1,711,615
FirstMerit Corp.		29,519	550,529
Flushing Financial Corp.		5,182	112,138
FNB Corp./Pennsylvania		32,038	427,387
Franklin Financial Network, Inc.	*	1,429	44,842
Fulton Financial Corp.		31,811	413,861
German American Bancorp, Inc.	†	2,679	89,264
Glacier Bancorp, Inc.		13,371	354,733
Great Southern Bancorp, Inc.		1,938	87,714
Great Western Bancorp, Inc.		7,688	223,106
Green Bancorp, Inc.	*†	3,017	31,618
Guaranty Bancorp		3,103	51,324
Hampton Roads Bankshares, Inc.	*	5,516	10,149
Hancock Holding Co.		14,326	360,585
Hanmi Financial Corp.		5,822	138,098
Heartland Financial USA, Inc.		2,967	93,045
Heritage Commerce Corp.		4,197	50,196
Heritage Financial Corp./Washington		5,246	98,835
Heritage Oaks Bancorp		3,455	27,675
Hilltop Holdings, Inc.	*	14,147	271,905
Home Bancshares, Inc./Arkansas		10,465	424,042
HomeTrust Bancshares, Inc.	*	3,407	68,992
Horizon Bancorp/Indiana	†	2,239	62,602
Huntington Bancshares, Inc./Ohio		145,449	1,608,666
IBERIABANK Corp.		7,011	386,096
Independent Bank Corp./Massachusetts		4,908	228,320
Independent Bank Corp./Michigan		3,690	56,199
Independent Bank Group, Inc.		1,534	49,088
International Bancshares Corp.		10,073	258,876
Investors Bancorp, Inc.		63,766	793,249
Lakeland Bancorp, Inc.		7,641	90,087
Lakeland Financial Corp.		3,085	143,823
LegacyTexas Financial Group, Inc.		8,902	222,728
Live Oak Bancshares, Inc.	†	805	11,431
MainSource Financial Group, Inc.		4,454	101,907
MB Financial, Inc.		13,760	445,411
Mercantile Bank Corp.		2,847	69,865
Merchants Bancshares, Inc.		1,246	39,237
Metro Bancorp, Inc.		2,334	73,241
MidWestOne Financial Group, Inc.		1,528	46,466
National Bank Holdings Corp., Class A		5,972	127,622
National Bankshares, Inc.	†	1,101	39,130
National Commerce Corp.	*†	1,581	39,604
National Penn Bancshares, Inc.		26,002	320,605
NBT Bancorp, Inc.		8,099	225,800
NewBridge Bancorp		6,837	83,275
OFG Bancorp (Puerto Rico)		8,948	65,499
Old National Bancorp/Indiana		21,713	294,428
Old Second Bancorp, Inc.	*	7,722	60,540
Opus Bank		1,613	59,633
Pacific Continental Corp.		2,833	42,155
Pacific Premier Bancorp, Inc.	*	4,330	92,012

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
PacWest Bancorp		20,458	$881,740
Park National Corp.	†	2,429	219,776
Park Sterling Corp.		7,082	51,840
Peapack Gladstone Financial Corp.		3,232	66,644
Penns Woods Bancorp, Inc.		1,191	50,570
Peoples Bancorp, Inc./Ohio		2,778	52,337
Peoples Financial Services Corp.	†	1,215	46,267
People’s United Financial, Inc.	†	56,466	911,926
People’s Utah Bancorp		482	8,295
Pinnacle Financial Partners, Inc.		6,631	340,568
Popular, Inc. (Puerto Rico)		18,902	535,683
Preferred Bank/California		2,248	74,229
PrivateBancorp, Inc.		13,952	572,311
Prosperity Bancshares, Inc.		12,831	614,092
QCR Holdings, Inc.		1,869	45,398
Renasant Corp.		7,456	256,561
Republic Bancorp, Inc./Kentucky, Class A		2,055	54,273
S&T Bancorp, Inc.		6,501	200,361
Sandy Spring Bancorp, Inc.		4,178	112,639
Seacoast Banking Corp of Florida	*	5,156	77,237
ServisFirst Bancshares, Inc.		4,232	201,147
Sierra Bancorp		2,504	44,196
Signature Bank/New York	*	9,126	1,399,655
Simmons First National Corp., Class A		5,422	278,474
South State Corp.		4,475	321,976
Southside Bancshares, Inc.		4,202	100,932
Southwest Bancorp, Inc./Oklahoma		4,075	71,231
State Bank Financial Corp.		7,016	147,546
Sterling Bancorp/New York		22,117	358,738
Stock Yards Bancorp, Inc.		2,661	100,559
Stonegate Bank		2,296	75,447
Suffolk Bancorp		2,229	63,192
Sun Bancorp, Inc./New Jersey	*	1,281	26,440
SVB Financial Group	*	9,349	1,111,596
Synovus Financial Corp.		24,361	788,809
Talmer Bancorp, Inc., Class A		9,085	164,529
TCF Financial Corp.		30,961	437,169
Texas Capital Bancshares, Inc.	*	8,378	414,041
Tompkins Financial Corp.		2,487	139,670
Towne Bank/Virginia	†	8,546	178,355
TriCo Bancshares		3,987	109,403
TriState Capital Holdings, Inc.	*	3,661	51,217
Triumph Bancorp, Inc.	*	2,087	34,435
Trustmark Corp.	†	12,546	289,060
UMB Financial Corp.		7,148	332,739
Umpqua Holdings Corp.		40,387	642,153
Union Bankshares Corp.		7,839	197,856
United Bankshares, Inc./West Virginia	†	12,409	459,009
United Community Banks, Inc./Georgia		9,964	194,198
Univest Corp of Pennsylvania		4,009	83,628
Valley National Bancorp		42,625	419,856
Washington Trust Bancorp, Inc.		2,362	93,346
Webster Financial Corp.		16,108	599,057
WesBanco, Inc.		6,492	194,890
West Bancorporation, Inc.		2,473	48,842
Westamerica Bancorporation	†	4,829	225,756
Western Alliance Bancorp	*	15,675	562,105
Wilshire Bancorp, Inc.		11,523	133,091

		Shares	Value
Wintrust Financial Corp.		8,703	$422,270
Yadkin Financial Corp.		5,069	127,587
Zions Bancorporation		37,099	1,012,803

			44,649,755

Beverages—0.1%
Boston Beer Co., Inc. (The), Class A	*	1,680	339,209
Castle Brands, Inc.	*†	17,449	21,462
Coca-Cola Bottling Co. Consolidated		798	145,643
Craft Brew Alliance, Inc.	*	1,788	14,966
MGP Ingredients, Inc.		2,804	72,764
National Beverage Corp.	*	1,873	85,109

			679,153

Biotechnology—4.0%
Abeona Therapeutics, Inc.	*†	2,706	9,092
ACADIA Pharmaceuticals, Inc.	*	14,559	519,028
Acceleron Pharma, Inc.	*†	4,172	203,427
Achillion Pharmaceuticals, Inc.	*	22,375	241,426
Acorda Therapeutics, Inc.	*	7,772	332,486
Adamas Pharmaceuticals, Inc.	*	2,672	75,671
Aduro Biotech, Inc.	*†	1,337	37,623
Advaxis, Inc.	*†	4,854	48,831
Aegerion Pharmaceuticals, Inc.	*	5,288	53,409
Affimed NV (Germany)	*†	4,006	28,523
Agenus, Inc.	*	16,249	73,770
Agios Pharmaceuticals, Inc.	*†	4,402	285,778
Aimmune Therapeutics, Inc.	*	1,865	34,409
Akebia Therapeutics, Inc.	*	3,383	43,708
Alder Biopharmaceuticals, Inc.	*†	3,828	126,439
Alkermes plc (Ireland)	*	27,063	2,148,261
AMAG Pharmaceuticals, Inc.	*	6,307	190,408
Amicus Therapeutics, Inc.	*†	22,196	215,301
Anacor Pharmaceuticals, Inc.	*	7,488	845,919
Anthera Pharmaceuticals, Inc.	*†	5,735	26,610
Applied Genetic Technologies Corp.	*	2,141	43,676
Ardelyx, Inc.	*†	3,003	54,414
Arena Pharmaceuticals, Inc.	*	48,025	91,248
ARIAD Pharmaceuticals, Inc.	*†	27,926	174,538
Array BioPharma, Inc.	*†	27,688	116,843
Arrowhead Research Corp.	*	10,508	64,624
Asterias Biotherapeutics, Inc.	*†	2,738	10,760
Atara Biotherapeutics, Inc.	*	3,409	90,032
aTyr Pharma, Inc.	*†	1,583	15,561
Avalanche Biotechnologies, Inc.	*†	4,813	45,820
Axovant Sciences Ltd. (Bermuda)	*†	2,372	42,767
Bellicum Pharmaceuticals, Inc.	*†	1,480	30,000
BioCryst Pharmaceuticals, Inc.	*	13,947	143,933
BioSpecifics Technologies Corp.	*	970	41,681
BioTime, Inc.	*†	13,816	56,646
Bluebird Bio, Inc.	*†	6,532	419,485
Blueprint Medicines Corp.	*	1,500	39,510
Calithera Biosciences, Inc.	*†	1,319	10,104
Cara Therapeutics, Inc.	*	3,047	51,372
Catabasis Pharmaceuticals, Inc.	*†	754	5,979
Catalyst Pharmaceuticals, Inc.	*	12,063	29,554
Celldex Therapeutics, Inc.	*†	18,365	287,963
Cellular Biomedicine Group, Inc.	*†	1,575	33,847
Cepheid, Inc.	*	13,158	480,662
ChemoCentryx, Inc.	*	4,080	33,048
Chiasma, Inc.	*	1,227	24,012

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Chimerix, Inc.	*	8,459	$75,708
Cidara Therapeutics, Inc.	*†	1,263	21,673
Clovis Oncology, Inc.	*†	4,755	166,425
Coherus Biosciences, Inc.	*†	3,895	89,429
Concert Pharmaceuticals, Inc.	*	2,462	46,704
CorMedix, Inc.	*†	8,138	16,520
CTI BioPharma Corp.	*†	27,606	33,955
Curis, Inc.	*	17,810	51,827
Cytokinetics, Inc.	*†	7,327	76,640
CytomX Therapeutics, Inc.	*†	1,392	29,051
CytRx Corp.	*†	8,979	23,794
Dicerna Pharmaceuticals, Inc.	*	4,322	51,302
Dimension Therapeutics, Inc.	*	1,017	11,472
Dyax Corp.	*	26,596	1,000,542
Dynavax Technologies Corp.	*	6,879	166,197
Eagle Pharmaceuticals, Inc./DE	*†	1,619	143,557
Edge Therapeutics, Inc.	*†	1,527	19,088
Emergent BioSolutions, Inc.	*	5,643	225,776
Enanta Pharmaceuticals, Inc.	*†	2,735	90,310
Epizyme, Inc.	*†	4,867	77,969
Esperion Therapeutics, Inc.	*†	2,239	49,840
Exact Sciences Corp.	*†	18,357	169,435
Exelixis, Inc.	*†	42,055	237,190
Fibrocell Science, Inc.	*	6,435	29,279
FibroGen, Inc.	*	8,958	272,950
Five Prime Therapeutics, Inc.	*	4,059	168,449
Flexion Therapeutics, Inc.	*†	3,326	64,092
Foundation Medicine, Inc.	*†	2,363	49,765
Galena Biopharma, Inc.	*†	22,766	33,466
Genocea Biosciences, Inc.	*	3,441	18,134
Genomic Health, Inc.	*	3,336	117,427
Geron Corp.	*†	30,466	147,455
Global Blood Therapeutics, Inc.	*†	1,157	37,406
Halozyme Therapeutics, Inc.	*†	19,641	340,379
Heron Therapeutics, Inc.	*†	4,773	127,439
Idera Pharmaceuticals, Inc.	*†	18,142	56,059
Ignyta, Inc.	*	4,620	61,908
Immune Design Corp.	*†	2,707	54,357
ImmunoGen, Inc.	*	16,516	224,122
Immunomedics, Inc.	*†	21,768	66,828
Infinity Pharmaceuticals, Inc.	*	7,990	62,722
Inovio Pharmaceuticals, Inc.	*†	15,004	100,827
Insmed, Inc.	*	11,317	205,404
Insys Therapeutics, Inc.	*†	4,076	116,696
Intercept Pharmaceuticals, Inc.	*†	2,914	435,206
Intrexon Corp.	*†	8,591	259,019
Invitae Corp.	*†	1,280	10,509
Ionis Pharmaceuticals, Inc.	*	21,579	1,336,387
Ironwood Pharmaceuticals, Inc.	*	23,015	266,744
Juno Therapeutics, Inc.	*†	2,352	103,417
Karyopharm Therapeutics, Inc.	*	3,911	51,821
Keryx Biopharmaceuticals, Inc.	*†	19,730	99,637
Kite Pharma, Inc.	*	5,295	326,278
La Jolla Pharmaceutical Co.	*†	2,647	71,469
Lexicon Pharmaceuticals, Inc.	*†	6,460	85,983
Ligand Pharmaceuticals, Inc.	*†	3,158	342,390
Lion Biotechnologies, Inc.	*†	7,211	55,669
Loxo Oncology, Inc.	*	1,620	46,089
MacroGenics, Inc.	*	5,756	178,263
MannKind Corp.	*†	40,496	58,719
Medgenics, Inc.	*	4,409	26,542
Merrimack Pharmaceuticals, Inc.	*†	20,540	162,266
MiMedx Group, Inc.	*†	18,959	177,646

		Shares	Value
Mirati Therapeutics, Inc.	*	1,756	$55,490
Momenta Pharmaceuticals, Inc.	*	10,684	158,551
Myriad Genetics, Inc.	*†	12,479	538,594
NantKwest, Inc.	*†	1,114	19,306
Natera, Inc.	*†	1,676	18,101
Navidea Biopharmaceuticals, Inc.	*†	24,451	32,520
Neurocrine Biosciences, Inc.	*	15,616	883,397
NewLink Genetics Corp.	*†	3,391	123,399
Nivalis Therapeutics, Inc.	*	842	6,517
Northwest Biotherapeutics, Inc.	*†	10,776	34,483
Novavax, Inc.	*†	49,454	414,919
Ocata Therapeutics, Inc.	*	9,346	78,693
OncoMed Pharmaceuticals, Inc.	*†	3,435	77,425
Oncothyreon, Inc.	*†	21,119	46,884
Ophthotech Corp.	*	4,384	344,276
OPKO Health, Inc.	*†	55,174	554,499
Orexigen Therapeutics, Inc.	*†	20,793	35,764
Organovo Holdings, Inc.	*†	17,973	44,753
Osiris Therapeutics, Inc.	*†	3,892	40,399
Otonomy, Inc.	*	3,150	87,413
OvaScience, Inc.	*†	3,581	34,986
PDL BioPharma, Inc.		26,811	94,911
Peregrine Pharmaceuticals, Inc.	*†	37,221	43,549
Pfenex, Inc.	*	2,613	32,349
Portola Pharmaceuticals, Inc.	*	8,497	437,171
Progenics Pharmaceuticals, Inc.	*†	12,608	77,287
Proteon Therapeutics, Inc.	*†	2,021	31,346
Prothena Corp. plc (Ireland)	*	5,667	385,979
PTC Therapeutics, Inc.	*	5,862	189,929
Puma Biotechnology, Inc.	*†	4,540	355,936
Radius Health, Inc.	*	6,099	375,332
Raptor Pharmaceutical Corp.	*	15,936	82,867
REGENXBIO, Inc.	*	1,315	21,829
Regulus Therapeutics, Inc.	*†	6,553	57,142
Repligen Corp.	*	6,276	177,548
Retrophin, Inc.	*	6,932	133,718
Rigel Pharmaceuticals, Inc.	*	19,833	60,094
Sage Therapeutics, Inc.	*	2,302	134,207
Sangamo BioSciences, Inc.	*†	12,064	110,144
Sarepta Therapeutics, Inc.	*†	8,154	314,581
Seattle Genetics, Inc.	*	19,292	865,825
Seres Therapeutics, Inc.	*†	1,437	50,424
Sorrento Therapeutics, Inc.	*†	4,542	39,561
Spark Therapeutics, Inc.	*	1,420	64,340
Spectrum Pharmaceuticals, Inc.	*†	11,842	71,407
Stemline Therapeutics, Inc.	*	4,320	27,259
Synergy Pharmaceuticals, Inc.	*†	18,460	104,668
Synta Pharmaceuticals Corp.	*	9,125	3,212
T2 Biosystems, Inc.	*	979	10,710
TESARO, Inc.	*	4,143	216,762
TG Therapeutics, Inc.	*†	6,336	75,588
Threshold Pharmaceuticals, Inc.	*	15,114	7,253
Tobira Therapeutics, Inc.	*†	300	3,015
Tokai Pharmaceuticals, Inc.	*†	1,032	8,999
Trevena, Inc.	*	6,488	68,124
Trovagene, Inc.	*†	3,916	21,146
Ultragenyx Pharmaceutical, Inc.	*	7,032	788,850
United Therapeutics Corp.	*	8,334	1,305,188
Vanda Pharmaceuticals, Inc.	*†	6,483	60,357
Verastem, Inc.	*	7,817	14,540
Versartis, Inc.	*†	3,713	46,004
Vitae Pharmaceuticals, Inc.	*	2,823	51,096
Vital Therapies, Inc.	*†	2,772	31,933
Voyager Therapeutics, Inc.	*†	1,044	22,864

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
vTv Therapeutics, Inc., Class A	*†	1,030	$7,014
XBiotech, Inc.	*†	1,056	11,479
Xencor, Inc.	*†	4,826	70,556
XOMA Corp.	*†	13,497	17,951
Zafgen, Inc.	*†	2,753	17,316
ZIOPHARM Oncology, Inc.	*†	19,328	160,616

			28,292,165

Building Products—1.3%
A.O. Smith Corp.		13,550	1,038,066
AAON, Inc.		7,664	177,958
Advanced Drainage Systems, Inc.	†	5,638	135,481
Allegion plc (Ireland)		17,457	1,150,765
American Woodmark Corp.	*	2,397	191,712
Apogee Enterprises, Inc.		5,328	231,821
Armstrong World Industries, Inc.	*	7,123	325,735
Builders FirstSource, Inc.	*†	9,415	104,318
Continental Building Products, Inc.	*	5,293	92,416
Fortune Brands Home & Security, Inc.		28,694	1,592,517
Gibraltar Industries, Inc.	*	5,228	133,000
Griffon Corp.	†	6,061	107,886
Insteel Industries, Inc.		2,829	59,183
Lennox International, Inc.		7,387	922,636
Masonite International Corp.	*	5,580	341,663
NCI Building Systems, Inc.	*	5,766	71,556
Nortek, Inc.	*	1,558	67,960
Owens Corning, Inc.		21,542	1,013,120
Patrick Industries, Inc.	*	2,119	92,177
PGT, Inc.	*	7,653	87,168
Ply Gem Holdings, Inc.	*	4,602	57,709
Quanex Building Products Corp.		5,457	113,778
Simpson Manufacturing Co., Inc.		7,310	249,637
Trex Co., Inc.	*	5,896	224,284
Universal Forest Products, Inc.		3,671	250,986
USG Corp.	*†	16,424	398,939

			9,232,471

Capital Markets—1.8%
Actua Corp.	*	7,645	87,535
Arlington Asset Investment Corp., Class A	†	4,644	61,440
Artisan Partners Asset Management, Inc., Class A		6,146	221,625
Ashford, Inc.	*	165	8,786
Associated Capital Group, Inc., Class A	*	1,052	32,086
BGC Partners, Inc., Class A		34,092	334,443
Calamos Asset Management, Inc., Class A		3,748	36,281
Cohen & Steers, Inc.		3,785	115,367
Cowen Group, Inc., Class A	*†	18,898	72,379
Diamond Hill Investment Group, Inc.		582	109,998
E*TRADE Financial Corp.	*	52,185	1,546,763
Eaton Vance Corp.		21,569	699,483
Evercore Partners, Inc., Class A		6,404	346,264
Federated Investors, Inc., Class B		17,134	490,889
Fifth Street Asset Management, Inc.	†	1,048	3,416
Financial Engines, Inc.	†	9,169	308,720
GAMCO Investors, Inc., Class A	†	1,052	32,654
Greenhill & Co., Inc.		5,109	146,168

		Shares	Value
HFF, Inc., Class A		6,628	$205,932
Houlihan Lokey, Inc.		2,024	53,049
INTL FCStone, Inc.	*	2,698	90,275
Investment Technology Group, Inc.		6,129	104,316
Janus Capital Group, Inc.		26,322	370,877
KCG Holdings, Inc., Class A	*	6,920	85,185
Ladenburg Thalmann Financial Services, Inc.	*†	21,576	59,550
Lazard Ltd., Class A (Bermuda)		23,049	1,037,436
Legg Mason, Inc.		17,878	701,354
LPL Financial Holdings, Inc.	†	15,098	643,930
Medley Management, Inc., Class A	†	1,048	5,963
Moelis & Co., Class A		2,936	85,672
NorthStar Asset Management Group, Inc.		35,521	431,225
OM Asset Management plc (United Kingdom)		3,998	61,289
Oppenheimer Holdings, Inc., Class A		2,362	41,052
Piper Jaffray Cos.	*	2,965	119,786
Pzena Investment Management, Inc., Class A		1,908	16,409
Raymond James Financial, Inc.		23,029	1,334,991
RCS Capital Corp., Class A	*†	8,145	2,480
Safeguard Scientifics, Inc.	*	3,658	53,078
SEI Investments Co.		25,106	1,315,554
Stifel Financial Corp.	*	12,091	512,175
Virtu Financial, Inc., Class A		3,045	68,939
Virtus Investment Partners, Inc.	†	1,297	152,346
Waddell & Reed Financial, Inc., Class A		15,006	430,072
Walter Investment Management Corp.	*†	7,174	102,014
Westwood Holdings Group, Inc.		1,390	72,405
WisdomTree Investments, Inc.	†	20,950	328,496
ZAIS Group Holdings, Inc.	*	992	9,186

			13,149,333

Chemicals—2.2%
A. Schulman, Inc.		5,579	170,941
Albemarle Corp.		20,484	1,147,309
American Vanguard Corp.		5,182	72,600
Ashland, Inc.		11,551	1,186,288
Axalta Coating Systems Ltd.	*	18,431	491,186
Axiall Corp.		13,166	202,756
Balchem Corp.		5,542	336,954
Cabot Corp.		11,377	465,092
Calgon Carbon Corp.		10,032	173,052
Chase Corp.		1,020	41,545
Chemtura Corp.	*	12,393	337,957
Core Molding Technologies, Inc.	*	2,010	25,788
Ferro Corp.	*	13,500	150,120
Flotek Industries, Inc.	*†	9,529	109,012
FutureFuel Corp.		4,910	66,285
H.B. Fuller Co.		8,990	327,865
Hawkins, Inc.		1,853	66,282
Huntsman Corp.		37,554	426,989
Innophos Holdings, Inc.		3,387	98,155
Innospec, Inc.		4,218	229,080
International Flavors & Fragrances, Inc.		14,733	1,762,656
Intrepid Potash, Inc.	*†	10,243	30,217
KMG Chemicals, Inc.		2,120	48,802

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Koppers Holdings, Inc.	*	4,084	$74,533
Kraton Performance Polymers, Inc.	*	5,015	83,299
Kronos Worldwide, Inc.	†	3,735	21,065
LSB Industries, Inc.	*	3,576	25,926
Minerals Technologies, Inc.		6,401	293,550
NewMarket Corp.		1,549	589,751
Olin Corp.		29,373	506,978
OMNOVA Solutions, Inc.	*	9,679	59,332
Platform Specialty Products Corp.	*†	24,520	314,592
PolyOne Corp.		15,891	504,698
Quaker Chemical Corp.		2,250	173,835
Rayonier Advanced Materials, Inc.		7,632	74,717
Rentech, Inc.	*	4,379	15,414
RPM International, Inc.		24,312	1,071,187
Scotts Miracle-Gro Co. (The), Class A		8,233	531,111
Senomyx, Inc.	*†	6,845	25,806
Sensient Technologies Corp.		8,325	522,976
Stepan Co.		3,691	183,406
Trecora Resources	*	3,148	39,004
Tredegar Corp.		4,146	56,468
Trinseo SA	*†	1,884	53,129
Tronox Ltd., Class A		10,343	40,441
Valhi, Inc.	†	5,006	6,708
Valspar Corp. (The)		14,654	1,215,549
W.R. Grace & Co.	*	13,121	1,306,720

			15,757,126

Commercial Services & Supplies—2.0%
ABM Industries, Inc.		10,410	296,373
ACCO Brands Corp.	*	19,480	138,892
ADT Corp. (The)	†	31,266	1,031,153
ARC Document Solutions, Inc.	*	7,490	33,106
Brady Corp., Class A		8,619	198,065
Brink’s Co. (The)		8,866	255,873
Casella Waste Systems, Inc., Class A	*	5,820	34,804
CECO Environmental Corp.		5,805	44,582
Cintas Corp.		16,389	1,492,218
Civeo Corp.	*	17,148	24,350
Clean Harbors, Inc.	*	10,523	438,283
Copart, Inc.	*	21,690	824,437
Covanta Holding Corp.		21,176	328,016
Deluxe Corp.		8,898	485,297
Ennis, Inc.		4,365	84,026
Essendant, Inc.		7,127	231,699
G&K Services, Inc., Class A		3,719	233,925
Healthcare Services Group, Inc.		13,097	456,692
Heritage-Crystal Clean, Inc.	*	1,400	14,840
Herman Miller, Inc.		10,455	300,059
HNI Corp.		7,967	287,290
InnerWorkings, Inc.	*	7,289	54,667
Interface, Inc.		11,468	219,498
KAR Auction Services, Inc.		25,884	958,485
Kimball International, Inc., Class B		6,806	66,495
Knoll, Inc.		8,621	162,075
Matthews International Corp., Class A		5,937	317,333
McGrath RentCorp		4,288	108,015
Mobile Mini, Inc.		8,255	256,978
MSA Safety, Inc.		5,239	227,739

		Shares	Value
Multi-Color Corp.		2,095	$125,302
NL Industries, Inc.	*	412	1,252
Pitney Bowes, Inc.		36,902	762,026
Quad/Graphics, Inc.		4,337	40,334
R.R. Donnelley & Sons Co.		36,955	543,978
Rollins, Inc.		17,410	450,919
SP Plus Corp.	*	3,417	81,666
Steelcase, Inc., Class A		15,256	227,314
Team, Inc.	*	4,053	129,534
Tetra Tech, Inc.		11,033	287,079
TRC Cos., Inc.	*	2,273	21,025
Unifirst Corp.		2,766	288,217
US Ecology, Inc.		3,710	135,192
Viad Corp.		3,417	96,462
Waste Connections, Inc.		22,344	1,258,414
West Corp.		9,011	194,367

			14,248,346

Communications Equipment—1.2%
ADTRAN, Inc.		9,818	169,066
Aerohive Networks, Inc.	*†	4,925	25,167
Alliance Fiber Optic Products, Inc.	*	3,246	49,209
Applied Optoelectronics, Inc.	*	2,449	42,025
Arista Networks, Inc.	*†	6,184	481,363
ARRIS Group, Inc.	*	33,106	1,012,050
Bel Fuse, Inc., Class B		1,562	27,007
Black Box Corp.		2,697	25,702
Brocade Communications Systems, Inc.		76,513	702,389
CalAmp Corp.	*	6,551	130,561
Calix, Inc.	*	6,802	53,532
Ciena Corp.	*	22,527	466,084
Clearfield, Inc.	*†	1,835	24,607
CommScope Holding Co., Inc.	*	19,224	497,709
Comtech Telecommunications Corp.		3,106	62,400
Digi International, Inc.	*	4,346	49,457
EchoStar Corp., Class A	*	8,158	319,059
EMCORE Corp.	*	2,223	13,627
Extreme Networks, Inc.	*	15,723	64,150
Finisar Corp.	*	19,473	283,137
Harmonic, Inc.	*†	13,859	56,406
Infinera Corp.	*	24,323	440,733
InterDigital, Inc.		6,675	327,342
Ixia	*	10,034	124,723
KVH Industries, Inc.	*	3,755	35,372
Lumentum Holdings, Inc.	*	8,396	184,880
NETGEAR, Inc.	*	5,888	246,766
NetScout Systems, Inc.	*	16,811	516,098
Novatel Wireless, Inc.	*†	9,873	16,488
Oclaro, Inc.	*†	15,068	52,437
Plantronics, Inc.		6,525	309,416
Polycom, Inc.	*	24,400	307,196
Ruckus Wireless, Inc.	*	13,194	141,308
ShoreTel, Inc.	*	12,371	109,483
Sonus Networks, Inc.	*	8,541	60,897
Ubiquiti Networks, Inc.	*	5,178	164,091
ViaSat, Inc.	*†	7,829	477,647
Viavi Solutions, Inc.	*	41,984	255,683

			8,325,267

Construction & Engineering—0.8%
AECOM	*	27,493	825,615
Aegion Corp.	*	6,676	128,914

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Ameresco, Inc., Class A	*	5,077	$31,731
Argan, Inc.		2,317	75,071
Chicago Bridge & Iron Co. NV (Netherlands)		17,929	699,052
Comfort Systems USA, Inc.		6,953	197,604
Dycom Industries, Inc.	*	6,092	426,196
EMCOR Group, Inc.		11,257	540,786
Furmanite Corp.	*	7,017	46,733
Granite Construction, Inc.		7,276	312,213
Great Lakes Dredge & Dock Corp.	*	9,800	38,808
HC2 Holdings, Inc.	*†	5,163	27,312
Jacobs Engineering Group, Inc.	*	22,934	962,081
KBR, Inc.		25,853	437,433
MasTec, Inc.	*	12,504	217,320
MYR Group, Inc.	*	3,380	69,662
Northwest Pipe Co.	*	1,416	15,845
NV5 Global, Inc.	*	1,341	29,475
Orion Marine Group, Inc.	*	6,042	25,195
Primoris Services Corp.	†	6,986	153,902
Quanta Services, Inc.	*	28,949	586,217
Tutor Perini Corp.	*	6,412	107,337

			5,954,502

Construction Materials—0.4%
Eagle Materials, Inc.		9,146	552,693
Headwaters, Inc.	*	13,445	226,817
Martin Marietta Materials, Inc.		12,290	1,678,568
Summit Materials, Inc., Class A	*	4,153	83,234
United States Lime & Minerals, Inc.		481	26,436
US Concrete, Inc.	*	2,848	149,975

			2,717,723

Consumer Finance—0.4%
Cash America International, Inc.		5,250	157,237
Credit Acceptance Corp.	*†	1,484	317,606
Encore Capital Group, Inc.	*†	4,850	141,038
Enova International, Inc.	*	4,803	31,748
EZCORP, Inc., Class A	*	8,825	44,037
First Cash Financial Services, Inc.	*	5,265	197,069
Green Dot Corp., Class A	*	7,869	129,209
JG Wentworth Co. (The), Class A	*	1,635	2,943
LendingClub Corp.	*†	11,800	130,390
Nelnet, Inc., Class A		3,892	130,654
OneMain Holdings, Inc.	*	9,556	396,956
PRA Group, Inc.	*†	8,672	300,832
Regional Management Corp.	*	1,193	18,456
SLM Corp.	*	77,866	507,686
World Acceptance Corp.	*†	1,607	59,620

			2,565,481

Containers & Packaging—2.0%
AEP Industries, Inc.	*	838	64,652
AptarGroup, Inc.		11,442	831,261
Avery Dennison Corp.		16,613	1,040,971
Ball Corp.		25,107	1,826,032
Bemis Co., Inc.		17,814	796,108
Berry Plastics Group, Inc.	*	21,835	789,990
Crown Holdings, Inc.	*	25,102	1,272,672
Graphic Packaging Holding Co.		60,149	771,712
Greif, Inc., Class A		5,932	182,765
Multi Packaging Solutions International Ltd.	*	3,101	53,802

		Shares	Value
Myers Industries, Inc.		4,506	$60,020
Owens-Illinois, Inc.	*	28,605	498,299
Packaging Corp. of America		17,862	1,126,199
Sealed Air Corp.		36,097	1,609,926
Silgan Holdings, Inc.		7,295	391,887
Sonoco Products Co.		18,453	754,174
WestRock Co.		47,561	2,169,733

			14,240,203

Distributors—0.4%
Core-Mark Holding Co., Inc.		4,042	331,202
Fenix Parts, Inc.	*†	3,617	24,559
LKQ Corp.	*	54,737	1,621,857
Pool Corp.		7,971	643,897
VOXX International Corp.	*	2,945	15,491
Weyco Group, Inc.		1,031	27,590

			2,664,596

Diversified Consumer Services—0.7%
2U, Inc.	*†	5,246	146,783
American Public Education, Inc.	*	3,033	56,444
Apollo Education Group, Inc.	*	17,439	133,757
Ascent Capital Group, Inc., Class A	*	2,543	42,519
Bridgepoint Education, Inc.	*	3,328	25,326
Bright Horizons Family Solutions, Inc.	*	6,858	458,114
Cambium Learning Group, Inc.	*	3,401	16,495
Capella Education Co.		2,073	95,814
Career Education Corp.	*	11,632	42,224
Carriage Services, Inc.		2,616	63,046
Chegg, Inc.	*†	12,109	81,494
Collectors Universe, Inc.		1,150	17,825
DeVry Education Group, Inc.	†	11,393	288,357
Graham Holdings Co., Class B		627	304,076
Grand Canyon Education, Inc.	*	8,434	338,372
Houghton Mifflin Harcourt Co.	*	25,063	545,872
K12, Inc.	*	5,276	46,429
Liberty Tax, Inc.	†	737	17,563
LifeLock, Inc.	*†	16,527	237,162
Regis Corp.	*	7,759	109,790
Service Corp. International		36,908	960,346
ServiceMaster Global Holdings, Inc.	*	18,800	737,712
Sotheby’s		11,048	284,597
Strayer Education, Inc.	*	1,807	108,637
Universal Technical Institute, Inc.		4,524	21,082
Weight Watchers International, Inc.	*†	5,074	115,687

			5,295,523

Diversified Financial Services—0.9%
CBOE Holdings, Inc.		15,238	988,946
FactSet Research Systems, Inc.		7,530	1,224,152
FNFV Group	*	14,486	162,678
GAIN Capital Holdings, Inc.		4,482	36,349
MarketAxess Holdings, Inc.		6,827	761,825
Marlin Business Services Corp.		1,306	20,974
Morningstar, Inc.		3,531	283,928
MSCI, Inc.		18,807	1,356,549
Nasdaq, Inc.		20,884	1,214,822
NewStar Financial, Inc.	*	5,723	51,393
On Deck Capital, Inc.	*†	2,030	20,909
PICO Holdings, Inc.	*	3,754	38,741

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Resource America, Inc., Class A		3,696	$22,656
Tiptree Financial, Inc., Class A	†	4,011	24,628

			6,208,550

Diversified Telecommunication Services—0.5%
8x8, Inc.	*	16,824	192,635
Atlantic Tele-Network, Inc.		1,687	131,974
Cincinnati Bell, Inc.	*	38,778	139,601
Cogent Communications Holdings, Inc.	†	8,413	291,847
Consolidated Communications Holdings, Inc.	†	8,837	185,135
FairPoint Communications, Inc.	*	4,333	69,631
Frontier Communications Corp.	†	213,344	996,317
General Communication, Inc., Class A	*	6,831	135,117
Globalstar, Inc.	*†	81,721	117,678
Hawaiian Telcom Holdco, Inc.	*	1,637	40,696
IDT Corp., Class B		2,314	26,981
inContact, Inc.	*	12,760	121,730
Inteliquent, Inc.		6,478	115,114
Intelsat SA (Luxembourg)	*	4,106	17,081
Iridium Communications, Inc.	*†	14,059	118,236
Lumos Networks Corp.	*	3,271	36,635
ORBCOMM, Inc.	*	12,191	88,263
pdvWireless, Inc.	*†	2,080	57,200
Straight Path Communications, Inc., Class B	*†	1,498	25,676
Vonage Holdings Corp.	*	34,674	199,029
Windstream Holdings, Inc.	†	17,774	114,465
Zayo Group Holdings, Inc.	*	26,271	698,546

			3,919,587

Electric Utilities—1.5%
ALLETE, Inc.		8,946	454,725
Cleco Corp.		10,768	562,197
El Paso Electric Co.		7,357	283,244
Empire District Electric Co. (The)	†	7,796	218,834
Genie Energy Ltd., Class B	*†	3,281	36,583
Great Plains Energy, Inc.		28,223	770,770
Hawaiian Electric Industries, Inc.		19,131	553,842
IDACORP, Inc.		9,175	623,900
ITC Holdings Corp.		28,327	1,111,835
MGE Energy, Inc.		6,204	287,866
OGE Energy Corp.		36,457	958,455
Otter Tail Corp.		6,778	180,498
Pepco Holdings, Inc.		46,157	1,200,544
Pinnacle West Capital Corp.		19,973	1,287,859
PNM Resources, Inc.		14,199	434,063
Portland General Electric Co.		16,186	588,685
Spark Energy, Inc., Class A	†	491	10,173
Unitil Corp.		2,617	93,898
Westar Energy, Inc.		25,782	1,093,415

			10,751,386

Electrical Equipment—0.9%
Acuity Brands, Inc.		7,910	1,849,358
Allied Motion Technologies, Inc.	†	1,634	42,778
AZZ, Inc.		4,607	256,011
Babcock & Wilcox Enterprises, Inc.	*	9,579	199,914

		Shares	Value
Encore Wire Corp.		3,866	$143,390
EnerSys		7,940	444,084
Enphase Energy, Inc.	*†	4,304	15,107
Franklin Electric Co., Inc.		8,722	235,756
FuelCell Energy, Inc.	*†	3,201	15,877
Generac Holdings, Inc.	*†	12,412	369,505
General Cable Corp.		9,667	129,828
Hubbell, Inc.		10,563	1,067,285
LSI Industries, Inc.		3,003	36,607
Plug Power, Inc.	*†	33,712	71,132
Powell Industries, Inc.		1,563	40,685
Power Solutions International, Inc.	*†	752	13,724
PowerSecure International, Inc.	*	4,744	71,397
Preformed Line Products Co.		638	26,860
Regal Beloit Corp.		8,190	479,279
SolarCity Corp.	*	10,871	554,638
Sunrun, Inc.	*†	3,000	35,310
Thermon Group Holdings, Inc.	*	5,589	94,566
Vicor Corp.	*	3,481	31,747

			6,224,838

Electronic Equipment, Instruments & Components—2.6%
Agilysys, Inc.	*	3,632	36,284
Anixter International, Inc.	*	5,276	318,618
Arrow Electronics, Inc.	*	17,473	946,687
Avnet, Inc.		24,786	1,061,832
AVX Corp.		9,165	111,263
Badger Meter, Inc.		2,704	158,427
Belden, Inc.		7,625	363,560
Benchmark Electronics, Inc.	*	9,781	202,173
CDW Corp.		24,074	1,012,071
Checkpoint Systems, Inc.		8,101	50,793
Cognex Corp.		15,890	536,605
Coherent, Inc.	*	4,437	288,893
Control4 Corp.	*	2,638	19,178
CTS Corp.		6,621	116,794
Daktronics, Inc.		7,523	65,601
Dolby Laboratories, Inc., Class A		9,253	311,363
DTS, Inc.	*	3,053	68,937
Electro Rent Corp.		4,267	39,256
ePlus, Inc.	*	904	84,307
Fabrinet (Thailand)	*	6,113	145,612
FARO Technologies, Inc.	*	3,399	100,339
FEI Co.		7,405	590,845
Fitbit, Inc., Class A	*†	7,619	225,446
FLIR Systems, Inc.		25,634	719,546
GSI Group, Inc.	*	6,907	94,073
II-VI, Inc.	*	8,787	163,087
Ingram Micro, Inc., Class A		28,552	867,410
Insight Enterprises, Inc.	*	7,260	182,371
InvenSense Inc.	*†	14,582	149,174
IPG Photonics Corp.	*†	6,307	562,332
Itron, Inc.	*	7,053	255,178
Jabil Circuit, Inc.		35,409	824,676
Keysight Technologies, Inc.	*	30,881	874,859
Kimball Electronics, Inc.	*	5,104	56,093
Knowles Corp.	*†	16,227	216,306
Littelfuse, Inc.		4,048	433,176
Mercury Systems, Inc.	*	6,981	128,171
Mesa Laboratories, Inc.		539	53,631
Methode Electronics, Inc.		7,137	227,171
MTS Systems Corp.		2,725	172,792
Multi-Fineline Electronix, Inc.	*	2,068	42,766
National Instruments Corp.		20,479	587,543

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Newport Corp.	*	6,603	$104,790
OSI Systems, Inc.	*	3,445	305,434
Park Electrochemical Corp.		3,495	52,635
PC Connection, Inc.		1,452	32,873
Plexus Corp.	*	5,929	207,041
RealD, Inc.	*†	6,791	71,645
Rofin-Sinar Technologies, Inc.	*	4,789	128,249
Rogers Corp.	*	3,354	172,966
Sanmina Corp.	*	14,516	298,739
ScanSource, Inc.	*	5,403	174,085
SYNNEX Corp.		5,265	473,481
Tech Data Corp.	*	6,588	437,311
Trimble Navigation Ltd.	*	47,360	1,015,872
TTM Technologies, Inc.	*	10,328	67,235
Universal Display Corp.	*	7,224	393,275
Vishay Intertechnology, Inc.	†	25,068	302,069
Vishay Precision Group, Inc.	*	2,712	30,700
Zebra Technologies Corp., Class A	*	9,471	659,655

			18,393,294

Energy Equipment & Services—1.0%
Archrock, Inc.		12,176	91,564
Atwood Oceanics, Inc.	†	12,095	123,732
Basic Energy Services, Inc.	*†	5,491	14,716
Bristow Group, Inc.	†	6,407	165,941
C&J Energy Services Ltd.	*†	8,503	40,474
CARBO Ceramics, Inc.	†	3,679	63,279
Diamond Offshore Drilling, Inc.	†	11,921	251,533
Dril-Quip, Inc.	*	7,149	423,435
Ensco plc, Class A (United Kingdom)		42,900	660,231
Era Group, Inc.	*	3,470	38,690
Exterran Corp.	*	6,088	97,712
Fairmount Santrol Holdings, Inc.	*†	10,656	25,042
Forum Energy Technologies, Inc.	*†	11,420	142,293
Frank’s International NV (Netherlands)		6,714	112,057
Geospace Technologies Corp.	*	2,532	35,625
Gulfmark Offshore, Inc., Class A	*†	5,207	24,317
Helix Energy Solutions Group, Inc.	*	18,113	95,274
Hornbeck Offshore Services, Inc.	*†	5,059	50,286
Independence Contract Drilling, Inc.	*†	1,688	8,524
ION Geophysical Corp.	*	22,870	11,506
Key Energy Services, Inc.	*	24,102	11,620
Matrix Service Co.	*	4,454	91,485
McDermott International, Inc.	*†	39,709	133,025
Nabors Industries Ltd.		60,181	512,140
Natural Gas Services Group, Inc.	*	2,483	55,371
Newpark Resources, Inc.	*	16,681	88,076
Noble Corp. plc (United Kingdom)	†	42,934	452,954
Nordic American Offshore Ltd. (Norway)		2,988	15,747
North Atlantic Drilling Ltd. (Norway)	*	1,347	3,313
Oceaneering International, Inc.		18,074	678,136
Oil States International, Inc.	*	9,602	261,654
Parker Drilling Co.	*	23,214	42,249
Patterson-UTI Energy, Inc.		26,449	398,851
PHI, Inc.	*	2,638	43,290

		Shares	Value
Pioneer Energy Services Corp.	*	11,528	$25,016
RigNet, Inc.	*†	2,457	50,835
Rowan Cos. plc, Class A		22,880	387,816
RPC, Inc.	†	9,596	114,672
SEACOR Holdings, Inc.	*	3,415	179,492
Seadrill Ltd. (United Kingdom)	*†	68,618	232,615
Seventy Seven Energy, Inc.	*†	9,000	9,450
Superior Energy Services, Inc.		26,989	363,542
Tesco Corp.		7,240	52,418
TETRA Technologies, Inc.	*	13,207	99,317
Tidewater, Inc.	†	8,857	61,645
Unit Corp.	*†	9,048	110,386
US Silica Holdings, Inc.		10,120	189,548

			7,140,894

Food & Staples Retailing—0.7%
Andersons, Inc. (The)		5,380	170,169
Casey’s General Stores, Inc.		7,097	854,834
Chefs’ Warehouse, Inc. (The)	*	3,665	61,132
Fairway Group Holdings Corp.	*†	2,487	1,642
Fresh Market, Inc. (The)	*†	7,516	176,025
Ingles Markets, Inc., Class A		2,649	116,768
Natural Grocers by Vitamin Cottage, Inc.	*	1,404	28,599
Performance Food Group Co.	*	2,725	63,057
PriceSmart, Inc.		3,602	298,930
Rite Aid Corp.	*	178,154	1,396,727
Smart & Final Stores, Inc.	*	3,814	69,453
SpartanNash Co.		7,178	155,332
Sprouts Farmers Market, Inc.	*	27,296	725,801
SUPERVALU, Inc.	*	48,468	328,613
United Natural Foods, Inc.	*	8,967	352,941
Village Super Market, Inc., Class A		1,280	33,728
Weis Markets, Inc.		2,120	93,916

			4,927,667

Food Products—1.5%
Alico, Inc.		494	19,113
Amplify Snack Brands, Inc.	*†	2,515	28,973
Arcadia Biosciences, Inc.	*†	2,130	6,475
B&G Foods, Inc.	†	10,681	374,049
Blue Buffalo Pet Products, Inc.	*†	6,521	122,008
Boulder Brands, Inc.	*	11,006	120,846
Calavo Growers, Inc.	†	2,921	143,129
Cal-Maine Foods, Inc.	†	5,508	255,241
Darling Ingredients, Inc.	*	30,679	322,743
Dean Foods Co.	†	17,499	300,108
Diamond Foods, Inc.	*	4,466	172,164
Farmer Brothers Co.	*	1,870	60,345
Flowers Foods, Inc.		31,849	684,435
Fresh Del Monte Produce, Inc.		6,228	242,145
Freshpet, Inc.	*†	4,959	42,102
Hain Celestial Group, Inc. (The)	*	18,771	758,161
Ingredion, Inc.		12,854	1,231,927
Inventure Foods, Inc.	*†	3,145	22,329
J&J Snack Foods Corp.		2,596	302,875
John B. Sanfilippo & Son, Inc.		1,673	90,392
Lancaster Colony Corp.		3,414	394,180
Landec Corp.	*	4,989	59,020
Lifeway Foods, Inc.	*	778	8,636
Limoneira Co.		1,586	23,695
Omega Protein Corp.	*	4,487	99,611
Pilgrim’s Pride Corp.	†	11,285	249,286

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Pinnacle Foods, Inc.		21,293	$904,101
Post Holdings, Inc.	*	11,269	695,297
Sanderson Farms, Inc.	†	3,975	308,142
Seaboard Corp.	*	51	147,632
Seneca Foods Corp., Class A	*	1,290	37,384
Snyder’s-Lance, Inc.	†	8,591	294,671
Tootsie Roll Industries, Inc.	†	3,554	112,271
TreeHouse Foods, Inc.	*	7,607	596,845
WhiteWave Foods Co. (The)	*	31,578	1,228,700

			10,459,031

Gas Utilities—1.2%
AGL Resources, Inc.		21,614	1,379,189
Atmos Energy Corp.		18,431	1,161,890
Chesapeake Utilities Corp.		2,728	154,814
Laclede Group, Inc. (The)		7,946	472,072
National Fuel Gas Co.	†	15,472	661,428
New Jersey Resources Corp.		15,684	516,945
Northwest Natural Gas Co.		4,674	236,551
ONE Gas, Inc.		9,643	483,789
Piedmont Natural Gas Co., Inc.		14,400	821,088
Questar Corp.		32,028	623,905
South Jersey Industries, Inc.		12,124	285,156
Southwest Gas Corp.		8,366	461,469
UGI Corp.		31,493	1,063,204
WGL Holdings, Inc.		8,938	563,005

			8,884,505

Health Care Equipment & Supplies—3.4%
Abaxis, Inc.		4,266	237,531
ABIOMED, Inc.	*	7,431	670,871
Accuray, Inc.	*†	15,070	101,723
Alere, Inc.	*	15,597	609,687
Align Technology, Inc.	*	14,745	970,958
Analogic Corp.		2,120	175,112
AngioDynamics, Inc.	*	5,314	64,512
Anika Therapeutics, Inc.	*	2,511	95,820
Antares Pharma, Inc.	*†	21,583	26,115
AtriCure, Inc.	*	5,136	115,252
Atrion Corp.		291	110,929
Cantel Medical Corp.		6,207	385,703
Cardiovascular Systems, Inc.	*†	6,442	97,403
Cerus Corp.	*†	16,123	101,897
ConforMIS, Inc.	*†	1,735	29,998
CONMED Corp.		5,145	226,637
Cooper Cos., Inc. (The)		8,708	1,168,614
Corindus Vascular Robotics, Inc.	*†	5,896	18,926
CryoLife, Inc.		3,944	42,516
Cutera, Inc.	*	1,903	24,339
Cynosure, Inc., Class A	*	4,027	179,886
DENTSPLY International, Inc.		25,171	1,531,655
DexCom, Inc.	*	14,302	1,171,334
EndoChoice Holdings, Inc.	*†	1,101	9,193
Endologix, Inc.	*†	11,389	112,751
Entellus Medical, Inc.	*†	920	15,511
Exactech, Inc.	*	1,480	26,862
GenMark Diagnostics, Inc.	*	7,868	61,056
Glaukos Corp.	*†	1,157	28,566
Globus Medical, Inc., Class A	*	12,715	353,731
Greatbatch, Inc.	*	4,771	250,478
Haemonetics Corp.	*	9,352	301,509
Halyard Health, Inc.	*	8,497	283,885

		Shares	Value
HeartWare International, Inc.	*†	3,297	$166,169
Hill-Rom Holdings, Inc.		10,357	497,757
Hologic, Inc.	*	44,791	1,732,964
ICU Medical, Inc.	*	2,585	291,536
IDEXX Laboratories, Inc.	*†	17,073	1,244,963
Inogen, Inc.	*	2,611	104,675
Insulet Corp.	*	10,118	382,562
Integra LifeSciences Holdings Corp.	*	5,262	356,658
Invacare Corp.		6,320	109,905
InVivo Therapeutics Holdings Corp.	*†	4,253	30,622
Invuity, Inc.	*	771	6,800
iRadimed Corp.	*	736	20,630
K2M Group Holdings, Inc.	*	2,656	52,429
Lantheus Holdings, Inc.	*	2,053	6,939
LDR Holding Corp.	*	4,177	104,884
LeMaitre Vascular, Inc.		3,113	53,699
LivaNova plc (United Kingdom)	*	8,127	482,500
Masimo Corp.	*	8,102	336,314
Meridian Bioscience, Inc.		7,174	147,211
Merit Medical Systems, Inc.	*	7,310	135,893
Natus Medical, Inc.	*	6,010	288,781
Neogen Corp.	*	6,663	376,593
Nevro Corp.	*†	3,109	209,889
Novocure Ltd. (Jersey)	*†	1,380	30,857
NuVasive, Inc.	*	8,871	480,010
NxStage Medical, Inc.	*	11,835	259,305
OraSure Technologies, Inc.	*	8,723	56,176
Orthofix International NV (Curacao)	*	3,725	146,057
Oxford Immunotec Global plc (United Kingdom)	*†	4,716	54,234
Penumbra, Inc.	*†	752	40,465
Quidel Corp.	*	5,467	115,900
ResMed, Inc.	†	25,375	1,362,384
Rockwell Medical, Inc.	*†	8,627	88,340
RTI Surgical, Inc.	*	8,406	33,372
SeaSpine Holdings Corp.	*	1,586	27,247
Second Sight Medical Products, Inc.	*†	703	4,141
Sientra, Inc.	*	1,004	5,944
Sirona Dental Systems, Inc.	*	10,138	1,110,821
Spectranetics Corp. (The)	*	7,119	107,212
STAAR Surgical Co.	*†	7,139	50,972
STERIS plc (United Kingdom)		15,378	1,158,579
SurModics, Inc.	*	1,871	37,925
Tandem Diabetes Care, Inc.	*†	4,888	57,727
Teleflex, Inc.		7,583	996,785
TransEnterix, Inc.	*†	4,614	11,443
Unilife Corp.	*	22,514	11,147
Utah Medical Products, Inc.		525	30,734
Vascular Solutions, Inc.	*	3,357	115,447
Veracyte, Inc.	*†	845	6,084
West Pharmaceutical Services, Inc.		13,152	792,013
Wright Medical Group NV (Netherlands)	*	16,520	399,454
Zeltiq Aesthetics, Inc.	*†	5,359	152,892

			24,485,000

Health Care Providers & Services—2.5%
AAC Holdings, Inc.	*†	1,004	19,136
Acadia Healthcare Co., Inc.	*	9,406	587,499

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Aceto Corp.		4,950	$133,551
Addus HomeCare Corp.	*	874	20,347
Adeptus Health, Inc., Class A	*†	983	53,593
Air Methods Corp.	*†	7,123	298,667
Alliance HealthCare Services, Inc.	*	806	7,399
Almost Family, Inc.	*	1,537	58,760
Amedisys, Inc.	*	5,275	207,413
AMN Healthcare Services, Inc.	*	8,905	276,500
Amsurg Corp.	*	9,697	736,972
BioScrip, Inc.	*†	14,738	25,792
BioTelemetry, Inc.	*	4,248	49,617
Brookdale Senior Living, Inc.	*	33,744	622,914
Capital Senior Living Corp.	*	5,534	115,439
Centene Corp.	*	21,452	1,411,756
Chemed Corp.	†	3,102	464,680
Civitas Solutions, Inc.	*	2,042	58,789
Community Health Systems, Inc.	*	21,501	570,422
Corvel Corp.	*	1,252	54,988
Cross Country Healthcare, Inc.	*	6,564	107,584
Diplomat Pharmacy, Inc.	*†	6,809	233,004
Ensign Group, Inc. (The)		8,890	201,181
Envision Healthcare Holdings, Inc.	*	33,933	881,240
ExamWorks Group, Inc.	*	7,718	205,299
Five Star Quality Care, Inc.	*	9,106	28,957
Genesis Healthcare, Inc.	*	4,230	14,678
Hanger, Inc.	*	6,290	103,471
Health Net, Inc.	*	14,094	964,875
HealthEquity, Inc.	*	6,776	169,874
HealthSouth Corp.		16,686	580,840
Healthways, Inc.	*	5,769	74,247
Kindred Healthcare, Inc.		15,596	185,748
Landauer, Inc.		1,882	61,956
LHC Group, Inc.	*	2,530	114,584
LifePoint Health, Inc.	*	7,891	579,199
Magellan Health, Inc.	*	4,963	306,019
MEDNAX, Inc.	*	16,868	1,208,761
Molina Healthcare, Inc.	*†	7,211	433,597
National HealthCare Corp.		1,812	111,800
National Research Corp., Class A		1,929	30,941
Nobilis Health Corp.	*†	8,378	23,626
Owens & Minor, Inc.		11,590	417,008
Patterson Cos., Inc.		15,759	712,464
PharMerica Corp.	*	5,445	190,575
Premier, Inc., Class A	*	6,572	231,794
Providence Service Corp. (The)	*	2,643	124,010
RadNet, Inc.	*	5,263	32,525
Select Medical Holdings Corp.		18,164	216,333
Surgery Partners, Inc.	*	2,587	53,008
Surgical Care Affiliates, Inc.	*	3,635	144,709
Team Health Holdings, Inc.	*	13,196	579,172
Teladoc, Inc.	*†	1,590	28,556
Tenet Healthcare Corp.	*	18,083	547,915
Triple-S Management Corp., Class B (Puerto Rico)	*	4,524	108,169
Trupanion, Inc.	*†	4,042	39,450
U.S. Physical Therapy, Inc.		2,234	119,921
Universal American Corp.		10,044	70,308
VCA, Inc.	*	15,019	826,045
WellCare Health Plans, Inc.	*	8,066	630,842

			17,468,519

		Shares	Value
Health Care Technology—0.5%
Allscripts Healthcare Solutions, Inc.	*	33,121	$509,401
athenahealth, Inc.	*†	7,035	1,132,424
Castlight Health, Inc., Class B	*†	8,875	37,896
Computer Programs & Systems, Inc.	†	2,114	105,171
Connecture, Inc.	*	1,160	4,188
Evolent Health, Inc., Class A	*†	2,217	26,848
HealthStream, Inc.	*	4,918	108,196
HMS Holdings Corp.	*	15,079	186,075
Imprivata, Inc.	*	973	10,995
Inovalon Holdings, Inc., Class A	*†	4,490	76,330
MedAssets, Inc.	*	11,090	343,125
Medidata Solutions, Inc.	*	10,137	499,653
Omnicell, Inc.	*	6,227	193,535
Press Ganey Holdings, Inc.	*	1,639	51,710
Quality Systems, Inc.		8,711	140,421
Veeva Systems, Inc., Class A	*†	13,130	378,801
Vocera Communications, Inc.	*	5,675	69,235

			3,874,004

Hotels, Restaurants & Leisure—2.3%
Aramark		35,264	1,137,264
Belmond Ltd., Class A (United Kingdom)	*	18,365	174,467
Biglari Holdings, Inc.	*	265	86,342
BJ’s Restaurants, Inc.	*	3,615	157,144
Bloomin’ Brands, Inc.		22,841	385,784
Bob Evans Farms, Inc.		4,208	163,481
Bojangles’, Inc.	*†	2,172	34,470
Boyd Gaming Corp.	*†	14,855	295,169
Bravo Brio Restaurant Group, Inc.	*	3,101	27,909
Brinker International, Inc.		11,191	536,608
Buffalo Wild Wings, Inc.	*†	3,470	553,986
Caesars Acquisition Co., Class A	*†	7,358	50,108
Caesars Entertainment Corp.	*†	10,894	85,954
Carrols Restaurant Group, Inc.	*	5,985	70,264
Cheesecake Factory, Inc. (The)		8,967	413,468
Choice Hotels International, Inc.		6,546	329,984
Churchill Downs, Inc.		2,485	351,603
Chuy’s Holdings, Inc.	*†	3,373	105,710
ClubCorp Holdings, Inc.		7,381	134,851
Cracker Barrel Old Country Store, Inc.	†	3,443	436,676
Dave & Buster’s Entertainment, Inc.	*	3,767	157,235
Del Frisco’s Restaurant Group, Inc.	*	3,974	63,663
Denny’s Corp.	*	15,003	147,479
Diamond Resorts International, Inc.	*†	7,268	185,407
DineEquity, Inc.		3,144	266,202
Domino’s Pizza, Inc.		10,071	1,120,399
Dunkin’ Brands Group, Inc.	†	17,603	749,712
El Pollo Loco Holdings, Inc.	*†	3,166	39,987
Eldorado Resorts, Inc.	*	3,975	43,725
Empire Resorts, Inc.	*†	520	9,360
Extended Stay America, Inc.		10,096	160,526
Fiesta Restaurant Group, Inc.	*	4,707	158,155
Fogo De Chao, Inc.	*†	846	12,825
Habit Restaurants, Inc. (The), Class A	*†	2,735	63,069
International Game Technology plc		17,465	282,584
International Speedway Corp., Class A		5,069	170,927
Interval Leisure Group, Inc.	†	6,806	106,242

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Intrawest Resorts Holdings, Inc.	*	3,352	$26,213
Isle of Capri Casinos, Inc.	*	3,400	47,362
J Alexander’s Holdings, Inc.	*	2,502	27,322
Jack in the Box, Inc.		6,675	512,039
Jamba, Inc.	*†	3,273	44,153
Kona Grill, Inc.	*†	2,212	35,082
Krispy Kreme Doughnuts, Inc.	*	12,266	184,849
La Quinta Holdings, Inc.	*	17,386	236,623
Marcus Corp. (The)		2,753	52,224
Marriott Vacations Worldwide Corp.		4,646	264,590
Monarch Casino & Resort, Inc.	*	2,050	46,576
Morgans Hotel Group Co.	*	5,643	19,017
Noodles & Co.	*†	1,842	17,849
Panera Bread Co., Class A	*	4,627	901,247
Papa John’s International, Inc.		5,351	298,960
Papa Murphy’s Holdings, Inc.	*†	956	10,765
Penn National Gaming, Inc.	*	14,861	238,073
Pinnacle Entertainment, Inc.	*	10,729	333,886
Planet Fitness, Inc., Class A	*	2,602	40,669
Popeyes Louisiana Kitchen, Inc.	*	4,299	251,492
Potbelly Corp.	*†	4,371	51,184
Red Robin Gourmet Burgers, Inc.	*	2,346	144,842
Ruby Tuesday, Inc.	*	11,736	64,665
Ruth’s Hospitality Group, Inc.		6,805	108,336
Scientific Games Corp., Class A	*†	8,925	80,057
SeaWorld Entertainment, Inc.	†	12,718	250,417
Shake Shack, Inc., Class A	*†	1,010	39,996
Six Flags Entertainment Corp.		13,160	723,010
Sonic Corp.		9,483	306,396
Speedway Motorsports, Inc.		1,680	34,810
Texas Roadhouse, Inc.		12,851	459,680
Vail Resorts, Inc.		6,642	850,110
Wendy’s Co. (The)		36,915	397,575
Wingstop, Inc.	*†	1,118	25,502
Zoe’s Kitchen, Inc.	*†	3,187	89,172

			16,483,482

Household Durables—2.4%
Bassett Furniture Industries, Inc.		1,723	43,213
Beazer Homes USA, Inc.	*	6,831	78,488
CalAtlantic Group, Inc.		14,030	532,018
Cavco Industries, Inc.	*	1,545	128,714
Century Communities, Inc.	*	2,504	44,346
CSS Industries, Inc.		1,584	44,954
D.R. Horton, Inc.		59,778	1,914,689
Ethan Allen Interiors, Inc.		4,278	119,014
Flexsteel Industries, Inc.		839	37,067
GoPro, Inc., Class A	*†	16,518	297,489
Green Brick Partners, Inc.	*†	3,764	27,101
Harman International Industries, Inc.		12,826	1,208,337
Helen of Troy Ltd.	*	5,088	479,544
Hooker Furniture Corp.		1,732	43,716
Hovnanian Enterprises, Inc., Class A	*†	21,157	38,294
Installed Building Products, Inc.	*	3,344	83,032
iRobot Corp.	*†	5,589	197,851
Jarden Corp.	*	38,422	2,194,665
KB Home	†	13,637	168,144
La-Z-Boy, Inc.		9,344	228,181
Leggett & Platt, Inc.		25,143	1,056,509
Lennar Corp., Class A	†	31,295	1,530,638

		Shares	Value
Lennar Corp., Class B		1,554	$62,440
LGI Homes, Inc.	*†	2,171	52,820
Libbey, Inc.		3,551	75,707
Lifetime Brands, Inc.		1,617	21,441
M/I Homes, Inc.	*	4,003	87,746
MDC Holdings, Inc.		6,738	172,021
Meritage Homes Corp.	*	7,366	250,370
NACCO Industries, Inc., Class A		829	34,984
New Home Co., Inc. (The)	*	1,400	18,144
NVR, Inc.	*	741	1,217,463
PulteGroup, Inc.		65,743	1,171,540
Skullcandy, Inc.	*	3,066	14,502
Taylor Morrison Home Corp., Class A	*	5,220	83,520
Tempur Sealy International, Inc.	*	11,155	785,981
Toll Brothers, Inc.	*	32,053	1,067,365
TRI Pointe Group, Inc.	*	29,742	376,831
Tupperware Brands Corp.	†	8,884	494,395
Universal Electronics, Inc.	*	3,112	159,801
WCI Communities, Inc.	*	2,339	52,113
William Lyon Homes, Class A	*†	3,916	64,614
ZAGG, Inc.	*	4,728	51,724

			16,811,526

Household Products—0.2%
Central Garden & Pet Co., Class A	*	6,906	93,922
Energizer Holdings, Inc.		11,459	390,293
HRG Group, Inc.	*	13,829	187,521
Oil-Dri Corp of America		764	28,138
Orchids Paper Products Co.		1,826	56,460
Spectrum Brands Holdings, Inc.		4,642	472,556
WD-40 Co.		2,665	262,902

			1,491,792

Independent Power and Renewable Electricity Producers—0.2%
Abengoa Yield plc (Spain)	†	8,416	162,345
Atlantic Power Corp.	†	20,459	40,304
Dynegy, Inc.	*	23,619	316,495
NRG Yield, Inc., Class A	†	5,359	74,544
NRG Yield, Inc., Class C	†	10,349	152,751
Ormat Technologies, Inc.	†	6,915	252,190
Pattern Energy Group, Inc.	†	9,355	195,613
Talen Energy Corp.	*	13,786	85,887
TerraForm Global, Inc., Class A	†	7,207	40,287
TerraForm Power, Inc., Class A	*†	9,969	125,410
Vivint Solar, Inc.	*†	3,399	32,494

			1,478,320

Industrial Conglomerates—0.2%
Carlisle Cos., Inc.		11,879	1,053,548
Raven Industries, Inc.		6,841	106,720

			1,160,268

Insurance—4.4%
Alleghany Corp.	*	2,882	1,377,394
Allied World Assurance Co. Holdings AG (Switzerland)		17,386	646,585
Ambac Financial Group, Inc.	*	7,905	111,381
American Equity Investment Life Holding Co.		14,698	353,193
American Financial Group, Inc.		12,599	908,136
American National Insurance Co.		1,400	143,178

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
AMERISAFE, Inc.		3,489	$177,590
AmTrust Financial Services, Inc.	†	7,050	434,139
Arch Capital Group Ltd. (Bermuda)	*	22,318	1,556,680
Argo Group International Holdings Ltd. (Bermuda)		5,178	309,852
Arthur J. Gallagher & Co.		30,272	1,239,336
Aspen Insurance Holdings Ltd. (Bermuda)		10,980	530,334
Assurant, Inc.		12,398	998,535
Assured Guaranty Ltd. (Bermuda)		25,860	683,480
Atlas Financial Holdings, Inc.	*	1,852	36,855
Axis Capital Holdings Ltd. (Bermuda)		18,422	1,035,685
Baldwin & Lyons, Inc., Class B		1,792	43,062
Brown & Brown, Inc.		21,208	680,777
Citizens, Inc.	*†	8,606	63,943
CNO Financial Group, Inc.		33,999	649,041
Crawford & Co., Class B		3,721	19,759
Donegal Group, Inc., Class A		1,264	17,797
eHealth, Inc.	*	3,302	32,954
EMC Insurance Group, Inc.		1,561	39,493
Employers Holdings, Inc.		5,724	156,265
Endurance Specialty Holdings Ltd. (Bermuda)		11,386	728,590
Enstar Group Ltd. (Bermuda)	*	1,557	233,612
Erie Indemnity Co., Class A		4,469	427,415
Everest Re Group Ltd. (Bermuda)		8,001	1,464,903
FBL Financial Group, Inc., Class A		1,560	99,278
Federated National Holding Co.		2,947	87,113
Fidelity & Guaranty Life		2,136	54,190
First American Financial Corp.		19,835	712,077
Genworth Financial, Inc., Class A	*	88,917	331,660
Global Indemnity plc (Ireland)	*	1,488	43,182
Greenlight Capital Re Ltd., Class A (Cayman Islands)	*	5,625	105,244
Hallmark Financial Services, Inc.	*	2,249	26,291
Hanover Insurance Group, Inc. (The)		8,096	658,529
HCI Group, Inc.	†	1,491	51,961
Heritage Insurance Holdings, Inc.		4,070	88,807
Horace Mann Educators Corp.		7,441	246,892
Independence Holding Co.		1,901	26,329
Infinity Property & Casualty Corp.		1,953	160,595
James River Group Holdings Ltd. (Bermuda)		1,940	65,068
Kansas City Life Insurance Co.		105	4,020
Kemper Corp.		7,836	291,891
Maiden Holdings Ltd. (Bermuda)	†	8,262	123,186
MBIA, Inc.	*	25,236	163,529
Mercury General Corp.		5,028	234,154
National General Holdings Corp.		6,658	145,544
National Interstate Corp.		1,051	28,062
National Western Life Group, Inc., Class A		368	92,714
Navigators Group, Inc. (The)	*	1,990	170,722
Old Republic International Corp.		47,717	888,968
OneBeacon Insurance Group Ltd., Class A		4,581	56,850
PartnerRe Ltd. (Bermuda)		8,706	1,216,576
Patriot National, Inc.	*	1,460	9,797
Primerica, Inc.		9,411	444,482
ProAssurance Corp.		9,822	476,662

		Shares	Value
Reinsurance Group of America, Inc.		12,083	$1,033,701
RenaissanceRe Holdings Ltd. (Bermuda)		8,411	952,041
RLI Corp.		7,908	488,319
Safety Insurance Group, Inc.		2,958	166,772
Selective Insurance Group, Inc.		10,521	353,295
StanCorp Financial Group, Inc.		7,711	878,129
State Auto Financial Corp.		2,585	53,225
State National Cos., Inc.		6,599	64,736
Stewart Information Services Corp.		4,354	162,535
Symetra Financial Corp.		13,799	438,394
Third Point Reinsurance Ltd. (Bermuda)	*	14,471	194,056
Torchmark Corp.		22,723	1,298,847
United Fire Group, Inc.		3,518	134,775
United Insurance Holdings Corp.		2,677	45,777
Universal Insurance Holdings, Inc.	†	5,857	135,765
Validus Holdings Ltd. (Bermuda)		15,477	716,430
W.R. Berkley Corp.		17,755	972,086
White Mountains Insurance Group Ltd.		1,039	755,156

			31,048,376

Internet & Catalog Retail—0.4%
1-800-Flowers.com, Inc., Class A	*	3,472	25,276
Blue Nile, Inc.	*	2,444	90,746
Duluth Holdings, Inc.	*	1,392	20,309
Etsy, Inc.	*	3,200	26,432
EVINE Live, Inc.	*	6,239	11,105
Expedia, Inc.		100	12,420
FTD Cos., Inc.	*	2,895	75,762
Groupon, Inc.	*†	91,684	281,470
HSN, Inc.		6,012	304,628
Lands’ End, Inc.	*†	2,788	65,351
Liberty TripAdvisor Holdings, Inc., Series A	*	13,320	404,129
Liberty Ventures, Series A	*	25,858	1,166,454
Nutrisystem, Inc.		5,029	108,828
Overstock.com, Inc.	*	2,104	25,837
PetMed Express, Inc.	†	3,185	54,591
Shutterfly, Inc.	*	6,845	305,013
Wayfair, Inc., Class A	*†	3,421	162,908

			3,141,259

Internet Software & Services—1.6%
Alarm.com Holdings, Inc.	*†	1,349	22,501
Amber Road, Inc.	*	1,500	7,635
Angie’s List, Inc.	*†	7,000	65,450
Apigee Corp.	*†	1,341	10,768
Appfolio, Inc., Class A	*†	943	13,768
Bankrate, Inc.	*	11,716	155,823
Bazaarvoice, Inc.	*†	8,939	39,153
Benefitfocus, Inc.	*†	1,876	68,268
Blucora, Inc.	*	7,679	75,254
Box, Inc., Class A	*†	2,200	30,712
Brightcove, Inc.	*	6,369	39,488
Carbonite, Inc.	*	2,935	28,763
Care.com, Inc.	*†	5,529	39,588
ChannelAdvisor Corp.	*	3,431	47,519
Cimpress NV (Netherlands)	*†	5,874	476,616
comScore, Inc.	*	6,168	253,813
Constant Contact, Inc.	*	5,890	172,224

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Cornerstone OnDemand, Inc.	*	9,988	$344,886
CoStar Group, Inc.	*	5,846	1,208,310
Cvent, Inc.	*	3,836	133,915
Demandware, Inc.	*†	6,170	332,995
DHI Group, Inc.	*	6,835	62,677
EarthLink Holdings Corp.		19,701	146,378
Endurance International Group Holdings, Inc.	*†	9,873	107,912
Envestnet, Inc.	*	7,303	217,995
Everyday Health, Inc.	*	5,543	33,369
Five9, Inc.	*†	6,436	55,993
GoDaddy, Inc., Class A	*†	4,455	142,827
Gogo, Inc.	*†	10,521	187,274
GrubHub, Inc.	*†	13,889	336,114
GTT Communications, Inc.	*†	4,161	70,987
Hortonworks, Inc.	*†	1,260	27,594
IAC/InterActiveCorp		13,433	806,652
Instructure, Inc.	*†	918	19,113
Internap Corp.	*	8,206	52,518
Intralinks Holdings, Inc.	*	8,511	77,195
j2 Global, Inc.		8,824	726,392
Limelight Networks, Inc.	*	17,003	24,824
Liquidity Services, Inc.	*	4,692	30,498
LivePerson, Inc.	*	8,795	59,366
LogMeIn, Inc.	*	4,468	299,803
Marchex, Inc., Class B		5,699	22,169
Marin Software, Inc.	*	4,390	15,716
Marketo, Inc.	*	5,996	172,145
Match Group, Inc.	*†	5,829	78,983
MaxPoint Interactive, Inc.	*	1,797	3,073
MINDBODY, Inc., Class A	*†	1,198	18,126
Monster Worldwide, Inc.	*†	16,068	92,070
New Relic, Inc.	*	1,000	36,430
NIC, Inc.		12,220	240,490
OPOWER, Inc.	*†	3,616	38,185
Pandora Media, Inc.	*	38,683	518,739
Q2 Holdings, Inc.	*	3,289	86,731
QuinStreet, Inc.	*	5,214	22,368
Quotient Technology, Inc.	*†	9,970	67,995
Rackspace Hosting, Inc.	*	22,466	568,839
RealNetworks, Inc.	*	4,328	18,394
Reis, Inc.		1,345	31,917
RetailMeNot, Inc.	*	8,357	82,901
Rocket Fuel, Inc.	*†	3,037	10,599
SciQuest, Inc.	*	4,686	60,777
Shutterstock, Inc.	*†	3,401	109,988
SPS Commerce, Inc.	*	2,907	204,100
Stamps.com, Inc.	*	2,445	267,996
TechTarget, Inc.	*	2,374	19,063
Textura Corp.	*†	3,802	82,047
Travelzoo, Inc.	*	1,808	15,133
TrueCar, Inc.	*†	7,966	75,996
United Online, Inc.	*	3,846	45,344
Web.com Group, Inc.	*	8,197	164,022
WebMD Health Corp.	*†	7,025	339,308
Wix.com Ltd. (Israel)	*	3,368	76,622
Xactly Corp.	*	1,293	11,029
XO Group, Inc.	*	5,737	92,136
Yelp, Inc.	*	11,359	327,139
Zillow Group, Inc., Class A	*†	7,921	206,263
Zillow Group, Inc., Class C	*†	15,842	371,970

			11,647,733

		Shares	Value
IT Services—3.1%
6D Global Technologies, Inc.	*†‡	5,185	$6,015
Acxiom Corp.	*	13,925	291,311
Black Knight Financial Services, Inc., Class A	*†	3,921	129,628
Blackhawk Network Holdings, Inc.	*	9,680	427,953
Booz Allen Hamilton Holding Corp.		18,571	572,915
Broadridge Financial Solutions, Inc.		21,631	1,162,234
CACI International, Inc., Class A	*	4,333	402,016
Cardtronics, Inc.	*	8,176	275,122
Cass Information Systems, Inc.		2,024	104,155
Ciber, Inc.	*	14,012	49,182
Convergys Corp.		18,127	451,181
CoreLogic, Inc.	*	16,002	541,828
CSG Systems International, Inc.		5,860	210,843
Datalink Corp.	*	4,947	33,640
DST Systems, Inc.		6,327	721,658
EPAM Systems, Inc.	*	8,948	703,492
Euronet Worldwide, Inc.	*	9,494	687,650
Everi Holdings, Inc.	*	13,203	57,961
EVERTEC, Inc. (Puerto Rico)		12,275	205,483
ExlService Holdings, Inc.	*	6,073	272,860
Forrester Research, Inc.		1,490	42,435
Gartner, Inc.	*	14,962	1,357,053
Genpact Ltd.	*	29,067	726,094
Global Payments, Inc.		24,211	1,561,852
Hackett Group, Inc. (The)		4,524	72,701
Heartland Payment Systems, Inc.		6,545	620,597
Jack Henry & Associates, Inc.		14,919	1,164,577
Leidos Holdings, Inc.		12,213	687,103
Lionbridge Technologies, Inc.	*	11,139	54,692
Luxoft Holding, Inc. (Switzerland)	*	3,436	265,019
ManTech International Corp., Class A		4,079	123,349
MAXIMUS, Inc.		12,062	678,487
ModusLink Global Solutions, Inc.	*†	10,739	26,633
MoneyGram International, Inc.	*	4,578	28,704
NeuStar, Inc., Class A	*†	10,275	246,292
Perficient, Inc.	*	5,746	98,372
PFSweb, Inc.	*	3,159	40,656
Sabre Corp.		20,724	579,650
Science Applications International Corp.		8,477	388,077
ServiceSource International, Inc.	*	9,931	45,782
Square, Inc., Class A	*†	5,074	66,419
Sykes Enterprises, Inc.	*	6,610	203,456
Syntel, Inc.	*	5,846	264,532
TeleTech Holdings, Inc.		3,175	88,614
Teradata Corp.	*	24,336	642,957
Total System Services, Inc.		30,100	1,498,980
Travelport Worldwide Ltd. (United Kingdom)		19,576	252,530
Unisys Corp.	*	8,668	95,781
Vantiv, Inc., Class A	*	25,839	1,225,285
VeriFone Systems, Inc.	*	20,180	565,444
Virtusa Corp.	*	5,506	227,618
WEX, Inc.	*	7,033	621,717

			21,868,585

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Leisure Products—0.5%
Arctic Cat, Inc.	†	2,262	$37,051
Black Diamond, Inc.	*	3,789	16,747
Brunswick Corp.		16,941	855,690
Callaway Golf Co.		13,092	123,327
Escalade, Inc.		1,595	21,134
JAKKS Pacific, Inc.	*†	3,244	25,822
Johnson Outdoors, Inc., Class A		785	17,184
Malibu Boats, Inc., Class A	*	2,527	41,367
Marine Products Corp.		3,091	18,670
MCBC Holdings, Inc.	*	1,170	16,029
Nautilus, Inc.	*	6,380	106,674
Performance Sports Group Ltd.	*	7,260	69,914
Polaris Industries, Inc.	†	11,985	1,030,111
Smith & Wesson Holding Corp.	*	9,907	217,756
Sturm Ruger & Co., Inc.	†	3,486	207,800
Vista Outdoor, Inc.	*	11,407	507,725

			3,313,001

Life Sciences Tools & Services—1.3%
Accelerate Diagnostics, Inc.	*†	3,846	82,651
Affymetrix, Inc.	*	13,418	135,388
Albany Molecular Research, Inc.	*†	4,893	97,126
Bio-Rad Laboratories, Inc., Class A	*	3,778	523,857
Bio-Techne Corp.		6,770	609,300
Bruker Corp.	*	19,703	478,192
Cambrex Corp.	*	5,715	269,119
Charles River Laboratories International, Inc.	*	8,617	692,721
Fluidigm Corp.	*	5,173	55,920
Harvard Bioscience, Inc.	*	8,764	30,411
INC Research Holdings, Inc., Class A	*	2,747	133,257
Luminex Corp.	*	7,419	158,692
Mettler-Toledo International, Inc.	*	5,094	1,727,528
NanoString Technologies, Inc.	*	1,700	25,007
NeoGenomics, Inc.	*†	8,573	67,469
Pacific Biosciences of California, Inc.	*†	10,007	131,392
PAREXEL International Corp.	*	10,103	688,216
PerkinElmer, Inc.		20,660	1,106,756
PRA Health Sciences, Inc.	*†	3,729	168,812
QIAGEN NV (Netherlands)	*	42,338	1,170,646
Quintiles Transnational Holdings, Inc.	*	14,457	992,618
Sequenom, Inc.	*†	20,997	34,435
VWR Corp.	*	4,845	137,162

			9,516,675

Machinery—3.6%
Accuride Corp.	*	5,687	9,440
Actuant Corp., Class A		10,895	261,044
AGCO Corp.	†	13,883	630,149
Alamo Group, Inc.		1,516	78,984
Albany International Corp., Class A		5,205	190,243
Allison Transmission Holdings, Inc.		32,844	850,331
Altra Industrial Motion Corp.		5,246	131,570
American Railcar Industries, Inc.	†	1,579	73,076
Astec Industries, Inc.		3,453	140,537
Barnes Group, Inc.		10,101	357,474
Blount International, Inc.	*	9,180	90,056
Blue Bird Corp.	*†	1,333	13,517

		Shares	Value
Briggs & Stratton Corp.		8,514	$147,292
Chart Industries, Inc.	*	5,455	97,972
CIRCOR International, Inc.		3,286	138,505
CLARCOR, Inc.		9,194	456,758
Colfax Corp.	*	18,384	429,266
Columbus McKinnon Corp.		3,189	60,272
Commercial Vehicle Group, Inc.	*	2,891	7,979
Crane Co.		8,619	412,333
Donaldson Co., Inc.		24,994	716,328
Douglas Dynamics, Inc.		3,681	77,559
EnPro Industries, Inc.		4,328	189,739
ESCO Technologies, Inc.		4,502	162,702
ExOne Co. (The)	*	1,694	17,008
Federal Signal Corp.		11,860	187,981
FreightCar America, Inc.		2,798	54,365
Global Brass & Copper Holdings, Inc.		3,564	75,913
Gorman-Rupp Co. (The)		3,896	104,140
Graco, Inc.		10,734	773,599
Graham Corp.		1,617	27,198
Greenbrier Cos., Inc. (The)	†	4,868	158,794
Harsco Corp.		14,896	117,380
Hillenbrand, Inc.		11,125	329,634
Hurco Cos., Inc.		1,248	33,147
Hyster-Yale Materials Handling, Inc.		1,507	79,042
IDEX Corp.		14,224	1,089,701
ITT Corp.		15,822	574,655
John Bean Technologies Corp.		5,361	267,139
Joy Global, Inc.	†	17,464	220,221
Kadant, Inc.		2,207	89,626
Kennametal, Inc.		14,588	280,090
L.B. Foster Co., Class A		1,705	23,290
Lincoln Electric Holdings, Inc.		13,826	717,431
Lindsay Corp.	†	2,257	163,407
Lydall, Inc.	*	2,982	105,801
Manitowoc Co., Inc. (The)		24,357	373,880
Meritor, Inc.	*	17,017	142,092
Middleby Corp. (The)	*	10,460	1,128,320
Milacron Holdings Corp.	*	2,464	30,825
Miller Industries, Inc.		1,779	38,747
Mueller Industries, Inc.		9,973	270,268
Mueller Water Products, Inc., Class A		29,394	252,788
Navistar International Corp.	*†	8,389	74,159
NN, Inc.		4,187	66,741
Nordson Corp.		11,131	714,054
Omega Flex, Inc.		488	16,109
Oshkosh Corp.	†	14,246	556,164
Proto Labs, Inc.	*†	4,314	274,759
RBC Bearings, Inc.	*†	4,314	278,641
Rexnord Corp.	*	18,784	340,366
Snap-on, Inc.		10,581	1,813,901
SPX Corp.		7,635	71,235
SPX FLOW, Inc.	*	6,926	193,305
Standex International Corp.		2,170	180,435
Sun Hydraulics Corp.		4,279	135,773
Tennant Co.		3,191	179,526
Terex Corp.		18,844	348,237
Timken Co. (The)		14,254	407,522
Titan International, Inc.		8,071	31,800
Toro Co. (The)		10,179	743,780
TriMas Corp.	*	8,555	159,551
Trinity Industries, Inc.		28,363	681,279

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Twin Disc, Inc.		1,926	$20,262
Valmont Industries, Inc.		4,229	448,359
Wabash National Corp.	*†	12,487	147,721
WABCO Holdings, Inc.	*	9,966	1,019,123
Wabtec Corp.		17,410	1,238,199
Watts Water Technologies, Inc., Class A		5,251	260,817
Woodward, Inc.		11,640	578,042
Xerium Technologies, Inc.	*	1,744	20,666
Xylem, Inc.		32,718	1,194,207

			25,644,341

Marine—0.1%
Eagle Bulk Shipping, Inc.	*	5,824	20,500
Golden Ocean Group Ltd. (Norway)	*†	15,589	16,680
Kirby Corp.	*	9,879	519,833
Matson, Inc.		7,818	333,281
Navios Maritime Holdings, Inc. (Monaco)		12,773	22,353
Safe Bulkers, Inc. (Greece)		6,264	5,074
Scorpio Bulkers, Inc.	*	4,433	43,846
Ultrapetrol Bahamas Ltd. (Bahamas)	*	3,567	375

			961,942

Media—2.2%
AMC Entertainment Holdings, Inc., Class A		3,960	95,040
AMC Networks, Inc., Class A	*	10,948	817,597
Cable One, Inc.		627	271,905
Cablevision Systems Corp., Class A		36,954	1,178,833
Carmike Cinemas, Inc.	*	4,910	112,635
Central European Media Enterprises Ltd., Class A (Bermuda)	*†	9,570	25,743
Cinemark Holdings, Inc.		21,204	708,850
Clear Channel Outdoor Holdings, Inc., Class A	*	8,401	46,962
Crown Media Holdings, Inc., Class A	*†	4,399	24,678
Cumulus Media, Inc., Class A	*†	23,598	7,790
Daily Journal Corp.	*†	156	31,512
DreamWorks Animation SKG, Inc., Class A	*†	13,912	358,512
Entercom Communications Corp., Class A	*	3,975	44,639
Entravision Communications Corp., Class A		12,297	94,810
Eros International plc	*†	4,755	43,508
EW Scripps Co. (The), Class A		9,996	189,924
Gannett Co., Inc.		20,240	329,710
Global Eagle Entertainment, Inc.	*	8,562	84,507
Gray Television, Inc.	*	12,034	196,154
Harte-Hanks, Inc.		7,272	23,561
Hemisphere Media Group, Inc.	*†	1,387	20,458
IMAX Corp. (Canada)	*†	11,113	394,956
Interpublic Group of Cos., Inc. (The)		75,219	1,751,098
John Wiley & Sons, Inc., Class A		8,253	371,633
Journal Media Group, Inc.		5,555	66,771

		Shares	Value
Liberty Broadband Corp., Class A	*	4,856	$250,812
Liberty Broadband Corp., Class C	*	12,084	626,676
Lions Gate Entertainment Corp.	†	16,807	544,379
Live Nation Entertainment, Inc.	*	26,662	655,085
Loral Space & Communications, Inc.	*	2,438	99,251
Madison Square Garden Co. (The), Class A	*	3,630	587,334
MDC Partners, Inc., Class A		7,283	158,187
Media General, Inc.	*†	17,767	286,937
Meredith Corp.		6,486	280,519
MSG Networks, Inc., Class A	*	11,435	237,848
National CineMedia, Inc.		10,391	163,243
New Media Investment Group, Inc.	†	8,704	169,380
New York Times Co. (The), Class A		24,566	329,676
Nexstar Broadcasting Group, Inc., Class A		5,657	332,066
Radio Unica Communications Corp.	*‡d	1,900	—
Reading International, Inc., Class A	*	2,976	39,015
Regal Entertainment Group, Class A	†	15,242	287,617
Rentrak Corp.	*	2,073	98,530
Saga Communications, Inc., Class A		404	15,534
Scholastic Corp.		4,805	185,281
SFX Entertainment, Inc.	*†	7,447	1,416
Sinclair Broadcast Group, Inc., Class A		12,184	396,467
Sizmek, Inc.	*	5,674	20,710
Starz, Class A	*	15,753	527,725
TEGNA, Inc.		41,405	1,056,656
Time, Inc.		20,248	317,286
Townsquare Media, Inc., Class A	*	1,462	17,485
Tribune Media Co., Class A		14,727	497,920
Tribune Publishing Co.		4,213	38,844
World Wrestling Entertainment, Inc., Class A	†	4,743	84,615

			15,598,280

Metals & Mining—0.7%
AK Steel Holding Corp.	*†	34,225	76,664
Allegheny Technologies, Inc.	†	20,276	228,105
Carpenter Technology Corp.		9,228	279,331
Century Aluminum Co.	*†	9,652	42,662
Cliffs Natural Resources, Inc.	*†	27,203	42,981
Coeur Mining, Inc.	*†	27,518	68,245
Commercial Metals Co.		21,485	294,130
Compass Minerals International, Inc.		6,047	455,158
Ferroglobe plc (United Kingdom)		11,203	120,432
Handy & Harman Ltd.	*	640	13,126
Haynes International, Inc.		2,542	93,266
Hecla Mining Co.	†	71,193	134,555
Horsehead Holding Corp.	*†	11,121	22,798
Kaiser Aluminum Corp.		3,209	268,465
Materion Corp.		3,982	111,496
Olympic Steel, Inc.		1,772	20,520

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Reliance Steel & Aluminum Co.		13,585	$786,707
Royal Gold, Inc.		11,542	420,937
Ryerson Holding Corp.	*	1,802	8,415
Schnitzer Steel Industries, Inc., Class A		4,380	62,941
Steel Dynamics, Inc.		44,221	790,229
Stillwater Mining Co.	*†	21,089	180,733
SunCoke Energy, Inc.		11,225	38,951
Tahoe Resources, Inc.	†	29,754	257,967
TimkenSteel Corp.		7,314	61,291
United States Steel Corp.	†	26,322	210,049
Worthington Industries, Inc.		8,660	261,012

			5,351,166

Multiline Retail—0.3%
Big Lots, Inc.		9,113	351,215
Burlington Stores, Inc.	*	13,355	572,930
Dillard’s, Inc., Class A	†	4,157	273,156
Fred’s, Inc., Class A		7,550	123,594
J.C. Penney Co., Inc.	*†	55,964	372,720
Ollie’s Bargain Outlet Holdings, Inc.	*†	1,720	29,257
Sears Holdings Corp.	*†	2,629	54,052
Tuesday Morning Corp.	*†	7,151	46,482

			1,823,406

Multi-Utilities—1.2%
Alliant Energy Corp.		20,381	1,272,793
Avista Corp.		11,016	389,636
Black Hills Corp.	†	9,160	425,299
CMS Energy Corp.		50,414	1,818,937
MDU Resources Group, Inc.		34,490	631,857
NorthWestern Corp.		8,462	459,064
SCANA Corp.		25,730	1,556,408
TECO Energy, Inc.		42,896	1,143,178
Vectren Corp.		15,138	642,154

			8,339,326

Oil, Gas & Consumable Fuels—1.9%
Abraxas Petroleum Corp.	*	16,099	17,065
Adams Resources & Energy, Inc.		479	18,394
Alon USA Energy, Inc.		5,059	75,076
Approach Resources, Inc.	*†	6,656	12,247
Ardmore Shipping Corp. (Ireland)		2,905	36,952
Bill Barrett Corp.	*†	9,354	36,761
Bonanza Creek Energy, Inc.	*†	7,758	40,885
California Resources Corp.		52,807	123,040
Callon Petroleum Co.	*	12,822	106,935
Carrizo Oil & Gas, Inc.	*	10,470	309,703
Clayton Williams Energy, Inc.	*†	1,014	29,984
Clean Energy Fuels Corp.	*†	11,637	41,893
Cloud Peak Energy, Inc.	*†	11,802	24,548
Cobalt International Energy, Inc.	*	66,995	361,773
CONSOL Energy, Inc.	†	42,360	334,644
Contango Oil & Gas Co.	*	3,036	19,461
CVR Energy, Inc.	†	2,695	106,048
Delek US Holdings, Inc.		10,301	253,405
Denbury Resources, Inc.	†	65,412	132,132
DHT Holdings, Inc. (Bermuda)		17,822	144,180
Diamondback Energy, Inc.	*	12,157	813,303
Dorian LPG Ltd.	*	4,126	48,563
Earthstone Energy, Inc.	*†	341	4,539
Eclipse Resources Corp.	*†	4,964	9,034
Energen Corp.		14,418	590,994

		Shares	Value
Energy Fuels, Inc. (Canada)	*	11,451	$33,780
Energy XXI Ltd.	†	16,321	16,484
EP Energy Corp., Class A	*†	6,635	29,061
Erin Energy Corp.	*†	3,633	11,626
Evolution Petroleum Corp.		6,187	29,759
EXCO Resources, Inc.	*†	31,828	39,467
Frontline Ltd. (Bermuda)		41,056	122,757
GasLog Ltd. (Monaco)	†	7,396	61,387
Gastar Exploration, Inc.	*†	14,863	19,471
Gener8 Maritime, Inc.	*	2,830	26,744
Golar LNG Ltd. (Bermuda)		16,500	260,535
Green Plains, Inc.		7,235	165,682
Gulfport Energy Corp.	*	19,788	486,191
Halcon Resources Corp.	*†	11,001	13,862
Hallador Energy Co.	†	3,197	14,578
Isramco, Inc.	*†	156	13,932
Jones Energy, Inc., Class A	*†	3,552	13,675
Kosmos Energy Ltd.	*	27,232	141,606
Laredo Petroleum, Inc.	*	21,880	174,821
Matador Resources Co.	*†	13,199	260,944
Memorial Resource Development Corp.	*	15,943	257,479
Navios Maritime Acquisition Corp. (Monaco)		13,236	39,840
Newfield Exploration Co.	*	29,717	967,586
Nordic American Tankers Ltd. (Norway)	†	15,457	240,202
Northern Oil and Gas, Inc.	*†	12,515	48,308
Oasis Petroleum, Inc.	*†	25,844	190,470
Pacific Ethanol, Inc.	*†	4,373	20,903
Panhandle Oil and Gas, Inc., Class A		3,416	55,203
Par Pacific Holdings Inc.	*	2,565	60,380
Parsley Energy, Inc., Class A	*	16,707	308,244
PBF Energy, Inc., Class A		17,162	631,733
PDC Energy, Inc.	*†	7,366	393,197
Peabody Energy Corp.	†	3,261	25,044
Penn Virginia Corp.	*†	11,487	3,451
QEP Resources, Inc.		31,662	424,271
Renewable Energy Group, Inc.	*	6,699	62,234
REX American Resources Corp.	*†	1,034	55,908
Rex Energy Corp.	†	9,028	9,479
Rice Energy, Inc.	*	12,619	137,547
Ring Energy, Inc.	*	2,998	21,136
RSP Permian, Inc.	*†	11,854	289,119
Sanchez Energy Corp.	*†	9,850	42,454
SandRidge Energy, Inc.	*†	88,853	17,771
Scorpio Tankers, Inc. (Monaco)		33,159	265,935
SemGroup Corp., Class A		7,496	216,335
Ship Finance International Ltd. (Norway)	†	10,743	178,012
SM Energy Co.	†	12,442	244,610
Solazyme, Inc.	*†	13,219	32,783
Stone Energy Corp.	*†	10,803	46,345
Synergy Resources Corp.	*†	19,444	165,663
Targa Resources Corp.		10,299	278,691
Teekay Corp. (Bermuda)		8,545	84,339
Teekay Tankers Ltd., Class A (Bermuda)		18,100	124,528
TransAtlantic Petroleum Ltd.	*	3,643	5,064
Triangle Petroleum Corp.	*†	9,008	6,936
Ultra Petroleum Corp.	*†	28,003	70,008
Uranium Energy Corp. (Canada)	*†	24,102	25,548
W&T Offshore, Inc.	*†	5,802	13,403
Western Refining, Inc.		12,977	462,241
Westmoreland Coal Co.	*†	3,181	18,704
Whiting Petroleum Corp.	*	37,167	350,856

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
World Fuel Services Corp.		12,850	$494,211
WPX Energy, Inc.	*	43,295	248,513

			13,262,605

Paper & Forest Products—0.3%
Boise Cascade Co.	*	7,479	190,939
Clearwater Paper Corp.	*	3,635	165,501
Deltic Timber Corp.		1,869	110,028
Domtar Corp. (Canada)		11,673	431,317
KapStone Paper and Packaging Corp.		15,462	349,287
Louisiana-Pacific Corp.	*	25,478	458,859
Neenah Paper, Inc.		3,125	195,094
P.H. Glatfelter Co.		8,163	150,526
Schweitzer-Mauduit International, Inc.		5,613	235,690
Wausau Paper Corp.		7,822	80,019

			2,367,260

Personal Products—0.4%
Avon Products, Inc.	†	78,700	318,735
Coty, Inc., Class A	†	15,286	391,780
Edgewell Personal Care Co.		11,363	890,518
Elizabeth Arden, Inc.	*†	4,409	43,649
Herbalife Ltd.	*†	13,399	718,455
Inter Parfums, Inc.		2,745	65,386
Medifast, Inc.		1,758	53,408
Natural Health Trends Corp.	†	1,262	42,315
Nature’s Sunshine Products, Inc.		1,727	17,477
Nu Skin Enterprises, Inc., Class A	†	10,513	398,338
Nutraceutical International Corp.	*	1,355	34,986
Revlon, Inc., Class A	*	1,782	49,611
Synutra International, Inc.	*†	2,931	13,805
USANA Health Sciences, Inc.	*†	928	118,552

			3,157,015

Pharmaceuticals—0.9%
Aclaris Therapeutics, Inc.	*	1,044	28,125
Aerie Pharmaceuticals, Inc.	*†	3,415	83,155
Agile Therapeutics, Inc.	*†	2,727	26,616
Akorn, Inc.	*†	14,372	536,219
Alimera Sciences, Inc.	*	2,748	6,650
Amphastar Pharmaceuticals, Inc.	*†	5,239	74,551
ANI Pharmaceuticals, Inc.	*†	1,641	74,050
Aratana Therapeutics, Inc.	*†	6,947	38,764
Assembly Biosciences, Inc.	*	2,298	17,258
BioDelivery Sciences International, Inc.	*†	6,937	33,228
Carbylan Therapeutics, Inc.	*†	3,215	11,638
Catalent, Inc.	*	15,368	384,661
Cempra, Inc.	*†	5,816	181,052
Collegium Pharmaceutical, Inc.	*	1,749	48,098
Corcept Therapeutics, Inc.	*†	9,895	49,277
Corium International, Inc.	*	2,276	18,481
Depomed, Inc.	*†	11,247	203,908
Dermira, Inc.	*	2,376	82,233
Durect Corp.	*	18,002	39,784
Endocyte, Inc.	*†	5,585	22,396
Flex Pharma, Inc.	*†	940	11,703
Foamix Pharmaceuticals Ltd. (Israel)	*	3,622	29,374
Heska Corp.	*	1,493	57,749

		Shares	Value
Impax Laboratories, Inc.	*	13,083	$559,429
Intersect ENT, Inc.	*	3,366	75,735
Intra-Cellular Therapies, Inc.	*†	4,852	260,989
Lannett Co., Inc.	*†	4,522	181,423
Medicines Co. (The)	*†	12,120	452,561
MyoKardia, Inc.	*	1,135	16,639
Nektar Therapeutics	*†	24,242	408,478
Neos Therapeutics, Inc.	*	925	13,246
Ocular Therapeutix, Inc.	*†	3,610	33,826
Omeros Corp.	*†	7,562	118,950
Pacira Pharmaceuticals, Inc.	*	6,567	504,280
Paratek Pharmaceuticals, Inc.	*†	1,952	37,029
Pernix Therapeutics Holdings, Inc.	*†	5,712	16,850
Phibro Animal Health Corp., Class A		2,765	83,310
POZEN, Inc.	*	5,088	34,751
Prestige Brands Holdings, Inc.	*	9,444	486,177
Relypsa, Inc.	*†	5,646	160,008
Revance Therapeutics, Inc.	*†	2,634	89,977
Sagent Pharmaceuticals, Inc.	*	4,122	65,581
SciClone Pharmaceuticals, Inc.	*	10,639	97,879
Sucampo Pharmaceuticals, Inc., Class A	*	4,057	70,146
Supernus Pharmaceuticals, Inc.	*	7,075	95,088
Teligent, Inc.	*†	8,544	76,042
Tetraphase Pharmaceuticals, Inc.	*	6,987	70,080
TherapeuticsMD, Inc.	*†	23,864	247,470
Theravance Biopharma, Inc. (Cayman Islands)	*†	3,979	65,216
Theravance, Inc.	†	15,893	167,512
VIVUS, Inc.	*†	18,805	19,181
XenoPort, Inc.	*	12,296	67,505
Zogenix, Inc.	*†	5,128	75,587
Zynerba Pharmaceuticals, Inc.	*†	578	5,821

			6,715,736

Professional Services—1.3%
Acacia Research Corp.		8,726	37,435
Advisory Board Co. (The)	*	7,812	387,553
Barrett Business Services, Inc.		1,514	65,920
CBIZ, Inc.	*	9,861	97,230
CDI Corp.		2,129	14,392
CEB, Inc.		6,047	371,225
CRA International, Inc.	*	1,427	26,614
Dun & Bradstreet Corp. (The)		6,597	685,626
Exponent, Inc.		4,824	240,959
Franklin Covey Co.	*	2,778	46,504
FTI Consulting, Inc.	*	7,311	253,399
GP Strategies Corp.	*	2,402	60,314
Heidrick & Struggles International, Inc.		3,000	81,660
Hill International, Inc.	*	4,200	16,296
Huron Consulting Group, Inc.	*	4,091	243,005
ICF International, Inc.	*	3,902	138,755
Insperity, Inc.	†	3,636	175,073
Kelly Services, Inc., Class A		5,823	94,042
Kforce, Inc.		4,412	111,535
Korn/Ferry International		9,112	302,336
ManpowerGroup, Inc.		13,443	1,133,111
Mistras Group, Inc.	*	3,345	63,856
Navigant Consulting, Inc.	*	9,460	151,928
On Assignment, Inc.	*	9,272	416,776
Pendrell Corp.	*	26,471	13,265
Resources Connection, Inc.		6,845	111,847

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Robert Half International, Inc.		24,364	$1,148,519
RPX Corp.	*	9,075	99,825
Towers Watson & Co., Class A		12,628	1,622,193
TransUnion	*	5,448	150,201
TriNet Group, Inc.	*	6,844	132,431
TrueBlue, Inc.	*	7,816	201,340
Volt Information Sciences, Inc.	*	2,500	20,350
VSE Corp.		653	40,604
WageWorks, Inc.	*	6,466	293,362

			9,049,481

Real Estate Investment Trusts (REITs)—9.8%
Acadia Realty Trust REIT		12,650	419,347
AG Mortgage Investment Trust, Inc. REIT		4,573	58,717
Agree Realty Corp. REIT		3,427	116,484
Alexander’s, Inc. REIT		383	147,114
Alexandria Real Estate Equities, Inc. REIT		13,142	1,187,511
Altisource Residential Corp. REIT (Virgin Islands, U.S.)		10,276	127,525
American Assets Trust, Inc. REIT		6,527	250,310
American Campus Communities, Inc. REIT		20,531	848,752
American Capital Mortgage Investment Corp. REIT		9,452	131,950
American Homes 4 Rent, Class A REIT		30,314	505,031
American Residential Properties, Inc. REIT	†	5,398	102,022
Anworth Mortgage Asset Corp. REIT		21,448	93,299
Apartment Investment & Management Co., Class A REIT		28,519	1,141,616
Apollo Commercial Real Estate Finance, Inc. REIT		10,930	188,324
Apollo Residential Mortgage, Inc. REIT		5,862	70,051
Apple Hospitality REIT, Inc. REIT	†	32,123	641,496
Ares Commercial Real Estate Corp. REIT		4,696	53,722
Armada Hoffler Properties, Inc. REIT		3,587	37,592
ARMOUR Residential REIT, Inc. REIT		8,293	180,456
Ashford Hospitality Prime, Inc. REIT		5,000	72,500
Ashford Hospitality Trust, Inc. REIT		16,019	101,080
BioMed Realty Trust, Inc. REIT		37,194	881,126
Bluerock Residential Growth REIT, Inc. REIT	†	3,018	35,763
Brandywine Realty Trust REIT		33,017	451,012
Brixmor Property Group, Inc. REIT		31,638	816,893
Camden Property Trust REIT		15,840	1,215,878
Campus Crest Communities, Inc. REIT	*	10,695	72,726
Capstead Mortgage Corp. REIT		17,141	149,812
CareTrust REIT, Inc. REIT		9,585	104,956
CatchMark Timber Trust, Inc., Class A REIT		6,582	74,442
CBL & Associates Properties, Inc. REIT		30,737	380,217

		Shares	Value
Cedar Realty Trust, Inc. REIT		17,211	$121,854
Chatham Lodging Trust REIT		7,320	149,914
Chesapeake Lodging Trust REIT		11,110	279,528
Chimera Investment Corp. REIT		36,695	500,520
Colony Capital, Inc., Class A REIT		20,195	393,399
Columbia Property Trust, Inc. REIT		22,273	522,970
Communications Sales & Leasing, Inc. REIT		22,206	415,030
CorEnergy Infrastructure Trust, Inc. REIT	†	2,351	34,892
CoreSite Realty Corp. REIT		4,187	237,487
Corporate Office Properties Trust REIT		17,432	380,541
Corrections Corp. of America REIT		20,761	549,959
Cousins Properties, Inc. REIT		38,843	366,289
CubeSmart REIT		30,387	930,450
CyrusOne, Inc. REIT		12,182	456,216
CYS Investments, Inc. REIT		29,480	210,192
DCT Industrial Trust, Inc. REIT		15,770	589,325
DDR Corp. REIT		55,328	931,724
DiamondRock Hospitality Co. REIT		36,967	356,732
Douglas Emmett, Inc. REIT		26,667	831,477
Duke Realty Corp. REIT		62,232	1,308,117
DuPont Fabros Technology, Inc. REIT		11,161	354,808
Dynex Capital, Inc. REIT	†	9,171	58,236
Easterly Government Properties, Inc. REIT		2,430	41,747
EastGroup Properties, Inc. REIT		5,650	314,196
Education Realty Trust, Inc. REIT		10,125	383,535
Empire State Realty Trust, Inc., Class A REIT		20,556	371,447
EPR Properties REIT		10,430	609,633
Equity Commonwealth REIT	*	23,760	658,865
Equity LifeStyle Properties, Inc. REIT		15,382	1,025,518
Equity One, Inc. REIT		13,563	368,235
Extra Space Storage, Inc. REIT		22,357	1,972,111
Federal Realty Investment Trust REIT		12,508	1,827,419
FelCor Lodging Trust, Inc. REIT		26,369	192,494
First Industrial Realty Trust, Inc. REIT		20,314	449,549
First Potomac Realty Trust REIT		11,442	130,439
Franklin Street Properties Corp. REIT		16,006	165,662
Gaming and Leisure Properties, Inc. REIT	†	16,202	450,416
GEO Group, Inc. (The) REIT		13,535	391,297
Getty Realty Corp. REIT		4,999	85,733
Gladstone Commercial Corp. REIT		3,003	43,814
Government Properties Income Trust REIT		13,119	208,199
Gramercy Property Trust REIT		75,536	583,137
Great Ajax Corp. REIT	†	740	8,969
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT		7,258	137,321
Hatteras Financial Corp. REIT		17,686	232,571
Healthcare Realty Trust, Inc. REIT	†	18,387	520,720
Healthcare Trust of America, Inc., Class A REIT		22,841	616,022
Hersha Hospitality Trust REIT		9,158	199,278
Highwoods Properties, Inc. REIT		17,208	750,269

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Hospitality Properties Trust REIT		27,439	$717,530
Hudson Pacific Properties, Inc. REIT		13,722	386,137
Independence Realty Trust, Inc. REIT		7,729	58,045
InfraREIT, Inc. REIT		4,070	75,295
Inland Real Estate Corp. REIT		16,167	171,694
Invesco Mortgage Capital, Inc. REIT		22,557	279,481
Investors Real Estate Trust REIT		20,240	140,668
Iron Mountain, Inc. REIT		38,439	1,038,237
iStar, Inc. REIT	*	15,992	187,586
Kilroy Realty Corp. REIT		16,073	1,017,099
Kite Realty Group Trust REIT		15,383	398,881
Ladder Capital Corp. REIT	†	6,653	82,630
Lamar Advertising Co., Class A REIT		14,799	887,644
LaSalle Hotel Properties REIT		20,615	518,673
Lexington Realty Trust REIT	†	36,506	292,048
Liberty Property Trust REIT		27,309	847,944
LTC Properties, Inc. REIT		6,423	277,088
Mack-Cali Realty Corp. REIT		16,041	374,557
Medical Properties Trust, Inc. REIT		42,816	492,812
MFA Financial, Inc. REIT		67,909	448,199
Mid-America Apartment Communities, Inc. REIT		13,741	1,247,820
Monmouth Real Estate Investment Corp. REIT	†	9,483	99,192
Monogram Residential Trust, Inc. REIT	†	30,960	302,170
National Health Investors, Inc. REIT		6,772	412,212
National Retail Properties, Inc. REIT		24,477	980,304
National Storage Affiliates Trust REIT		3,668	62,833
New Residential Investment Corp. REIT		41,152	500,408
New Senior Investment Group, Inc. REIT		14,475	142,723
New York Mortgage Trust, Inc. REIT	†	20,960	111,717
New York REIT, Inc. REIT		28,736	330,464
NexPoint Residential Trust, Inc. REIT	†	3,035	39,728
NorthStar Realty Europe Corp. REIT		10,426	123,131
NorthStar Realty Finance Corp. REIT		33,244	566,145
Omega Healthcare Investors, Inc. REIT		33,341	1,166,268
One Liberty Properties, Inc. REIT		1,927	41,353
Orchid Island Capital, Inc. REIT		2,938	29,174
Outfront Media, Inc. REIT		25,070	547,278
Paramount Group, Inc. REIT		32,565	589,427
Parkway Properties, Inc. REIT		15,719	245,688
Pebblebrook Hotel Trust REIT		13,220	370,424
Pennsylvania Real Estate Investment Trust REIT	†	12,554	274,556
PennyMac Mortgage Investment Trust REIT		13,445	205,171
Physicians Realty Trust REIT		15,953	268,968
Piedmont Office Realty Trust, Inc., Class A REIT		27,506	519,313
Plum Creek Timber Co., Inc. REIT		31,608	1,508,334

		Shares	Value
Post Properties, Inc. REIT		9,958	$589,115
Potlatch Corp. REIT		7,237	218,847
Preferred Apartment Communities, Inc., Class A REIT		3,112	40,705
PS Business Parks, Inc. REIT		3,550	310,377
QTS Realty Trust, Inc., Class A REIT		5,204	234,752
RAIT Financial Trust REIT		13,669	36,906
Ramco-Gershenson Properties Trust REIT		14,501	240,862
Rayonier, Inc. REIT		22,608	501,898
Redwood Trust, Inc. REIT		14,817	195,584
Regency Centers Corp. REIT		17,210	1,172,345
Resource Capital Corp. REIT	†	6,250	79,750
Retail Opportunity Investments Corp. REIT		18,235	326,407
Retail Properties of America, Inc., Class A REIT		43,446	641,697
Rexford Industrial Realty, Inc. REIT		10,396	170,079
RLJ Lodging Trust REIT		24,116	521,629
Rouse Properties, Inc. REIT	†	6,437	93,723
Ryman Hospitality Properties, Inc. REIT		7,994	412,810
Sabra Health Care REIT, Inc. REIT		12,111	245,006
Saul Centers, Inc. REIT		1,580	81,007
Select Income REIT REIT		10,670	211,479
Senior Housing Properties Trust REIT		42,826	635,538
Silver Bay Realty Trust Corp. REIT		6,492	101,665
Sovran Self Storage, Inc. REIT		6,511	698,695
Spirit Realty Capital, Inc. REIT		80,711	808,724
STAG Industrial, Inc. REIT		11,930	220,109
Starwood Property Trust, Inc. REIT		43,513	894,627
Starwood Waypoint Residential Trust REIT		7,249	164,117
STORE Capital Corp. REIT		6,121	142,007
Summit Hotel Properties, Inc. REIT		16,301	194,797
Sun Communities, Inc. REIT		9,127	625,473
Sunstone Hotel Investors, Inc. REIT		37,173	464,291
Tanger Factory Outlet Centers, Inc. REIT		17,006	556,096
Taubman Centers, Inc. REIT		11,297	866,706
Terreno Realty Corp. REIT		8,232	186,208
Two Harbors Investment Corp. REIT		65,273	528,711
UMH Properties, Inc. REIT		3,071	31,079
United Development Funding IV REIT	†	4,907	53,977
Universal Health Realty Income Trust REIT		2,317	115,873
Urban Edge Properties REIT		16,370	383,877
Urstadt Biddle Properties, Inc., Class A REIT		4,932	94,892
Washington Real Estate Investment Trust REIT	†	12,190	329,861
Weingarten Realty Investors REIT		22,660	783,583
Western Asset Mortgage Capital Corp. REIT	†	6,991	71,448
Whitestone REIT REIT	†	5,035	60,470
WP Carey, Inc. REIT		19,036	1,123,124
WP GLIMCHER, Inc. REIT		34,213	363,000
Xenia Hotels & Resorts, Inc. REIT		20,691	317,193

			69,894,148

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Real Estate Management & Development—0.7%
Alexander & Baldwin, Inc.		8,598	$303,595
Altisource Asset Management Corp. (Virgin Islands, U.S.)	*	278	4,770
Altisource Portfolio Solutions SA (Luxembourg)	*	2,211	61,488
AV Homes, Inc.	*†	1,495	19,151
Consolidated-Tomoka Land Co.	†	951	50,127
Forest City Enterprises, Inc., Class A	*	39,914	875,314
Forestar Group, Inc.	*†	6,325	69,195
FRP Holdings, Inc.	*†	1,038	35,230
Howard Hughes Corp. (The)	*	7,259	821,428
Jones Lang LaSalle, Inc.		8,087	1,292,788
Kennedy-Wilson Holdings, Inc.		17,044	410,420
Marcus & Millichap, Inc.	*	2,227	64,895
RE/MAX Holdings, Inc., Class A		1,946	72,586
Realogy Holdings Corp.	*	26,751	980,959
RMR Group, Inc. (The), Class A	*†	1,232	17,749
St. Joe Co. (The)	*†	11,647	215,586
Tejon Ranch Co.	*	2,591	49,618

			5,344,899

Road & Rail—0.7%
AMERCO		1,307	509,076
ArcBest Corp.		4,426	94,672
Avis Budget Group, Inc.	*	18,332	665,268
Celadon Group, Inc.		4,371	43,229
Covenant Transportation Group, Inc., Class A	*	1,878	35,475
Genesee & Wyoming, Inc., Class A	*	9,653	518,270
Heartland Express, Inc.	†	9,553	162,592
Knight Transportation, Inc.		11,619	281,528
Landstar System, Inc.		7,932	465,212
Marten Transport Ltd.		3,709	65,649
Old Dominion Freight Line, Inc.	*	12,766	754,088
PAM Transportation Services, Inc.	*	530	14,623
Roadrunner Transportation Systems, Inc.	*	4,782	45,094
Ryder System, Inc.		9,436	536,248
Saia, Inc.	*	4,134	91,982
Swift Transportation Co.	*†	15,398	212,800
Universal Truckload Services, Inc.		1,615	22,675
USA Truck, Inc.	*	2,467	43,049
Werner Enterprises, Inc.		8,408	196,663
YRC Worldwide, Inc.	*	6,442	91,348

			4,849,541

Semiconductors & Semiconductor Equipment—2.2%
Advanced Energy Industries, Inc.	*	7,214	203,651
Advanced Micro Devices, Inc.	*†	109,329	313,774
Alpha & Omega Semiconductor Ltd.	*	2,749	25,263
Ambarella, Inc.	*†	5,812	323,961
Amkor Technology, Inc.	*	17,448	106,084
Applied Micro Circuits Corp.	*	14,794	94,238
Atmel Corp.		76,010	654,446
Axcelis Technologies, Inc.	*	20,883	54,087
Brooks Automation, Inc.		11,493	122,745
Cabot Microelectronics Corp.	*	4,276	187,203
Cascade Microtech, Inc.	*	2,057	33,426
Cavium, Inc.	*	10,132	665,774

		Shares	Value
CEVA, Inc.	*	3,801	$88,791
Cirrus Logic, Inc.	*	11,739	346,653
Cohu, Inc.		4,103	49,523
Cree, Inc.	*†	18,855	502,863
Cypress Semiconductor Corp.	*†	58,871	577,525
Diodes, Inc.	*	7,042	161,825
DSP Group, Inc.	*	4,251	40,129
Entegris, Inc.	*	25,104	333,130
Exar Corp.	*	7,230	44,320
Fairchild Semiconductor International, Inc.	*	20,905	432,943
First Solar, Inc.	*	13,810	911,322
FormFactor, Inc.	*	11,437	102,933
Inphi Corp.	*	7,146	193,085
Integrated Device Technology, Inc.	*	27,137	715,060
Intersil Corp., Class A		23,840	304,198
IXYS Corp.		3,587	45,304
Kopin Corp.	*	10,484	28,517
Lattice Semiconductor Corp.	*†	22,371	144,740
M/A-COM Technology Solutions Holdings, Inc.	*†	4,029	164,746
Marvell Technology Group Ltd. (Bermuda)		82,934	731,478
Mattson Technology, Inc.	*	11,987	42,314
MaxLinear, Inc., Class A	*	10,155	149,583
Microsemi Corp.	*	16,886	550,315
MKS Instruments, Inc.		9,864	355,104
Monolithic Power Systems, Inc.		7,140	454,889
Nanometrics, Inc.	*	3,660	55,412
NeoPhotonics Corp.	*	4,471	48,555
NVE Corp.		771	43,315
OmniVision Technologies, Inc.	*	10,800	313,416
ON Semiconductor Corp.	*	78,472	769,026
PDF Solutions, Inc.	*	4,882	52,921
Photronics, Inc.	*	11,167	139,029
PMC-Sierra, Inc.	*	31,707	368,435
Power Integrations, Inc.		5,369	261,094
Rambus, Inc.	*†	21,444	248,536
Rudolph Technologies, Inc.	*	5,424	77,129
Semtech Corp.	*	11,469	216,993
Sigma Designs, Inc.	*	5,668	35,822
Silicon Laboratories, Inc.	*	7,659	371,768
SunEdison, Inc.	*†	49,108	249,960
SunPower Corp.	*†	10,165	305,052
Synaptics, Inc.	*	6,558	526,870
Teradyne, Inc.		39,228	810,843
Tessera Technologies, Inc.		9,505	285,245
Ultra Clean Holdings, Inc.	*	4,140	21,197
Ultratech, Inc.	*	4,638	91,925
Veeco Instruments, Inc.	*	7,694	158,189
Xcerra Corp.	*	8,847	53,524

			15,760,198

Software—3.9%
A10 Networks, Inc.	*	4,561	29,920
ACI Worldwide, Inc.	*	20,856	446,318
American Software, Inc., Class A		3,570	36,343
ANSYS, Inc.	*	16,165	1,495,263
Aspen Technology, Inc.	*	15,143	571,800
AVG Technologies NV (Netherlands)	*	6,757	135,478
Barracuda Networks, Inc.	*	1,892	35,343
Blackbaud, Inc.		8,568	564,288
Bottomline Technologies de, Inc.	*	7,299	216,999
BroadSoft, Inc.	*	5,523	195,293
Cadence Design Systems, Inc.	*	53,398	1,111,212

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Callidus Software, Inc.	*	10,487	$194,744
Code Rebel Corp.	*†	283	758
CommVault Systems, Inc.	*	8,177	321,765
Digimarc Corp.	*†	1,665	60,789
Digital Turbine, Inc.	*†	12,757	16,967
Ebix, Inc.	†	4,796	157,261
Ellie Mae, Inc.	*†	5,443	327,832
EnerNOC, Inc.	*	4,402	16,948
Epiq Systems, Inc.		6,860	89,660
Fair Isaac Corp.		5,677	534,660
FireEye, Inc.	*†	25,171	522,047
Fleetmatics Group plc (Ireland)	*	7,035	357,308
Fortinet, Inc.	*	26,110	813,849
Gigamon, Inc.	*	5,176	137,526
Globant SA (Luxembourg)	*†	2,557	95,913
Glu Mobile, Inc.	*†	20,771	50,474
Guidance Software, Inc.	*†	2,669	16,067
Guidewire Software, Inc.	*	12,833	772,033
HubSpot, Inc.	*	3,515	197,930
Imperva, Inc.	*	4,898	310,092
Infoblox, Inc.	*	10,585	194,658
Interactive Intelligence Group, Inc.	*	3,089	97,056
Jive Software, Inc.	*	6,532	26,651
King Digital Entertainment plc (Ireland)		14,905	266,501
Manhattan Associates, Inc.	*	13,473	891,508
Mentor Graphics Corp.		18,471	340,236
MicroStrategy, Inc., Class A	*	1,717	307,841
MobileIron, Inc.	*†	10,705	38,645
Model N, Inc.	*	3,185	35,545
Monotype Imaging Holdings, Inc.		7,430	175,645
NetSuite, Inc.	*†	7,279	615,949
Nuance Communications, Inc.	*	46,225	919,415
Park City Group, Inc.	*†	1,600	19,056
Paycom Software, Inc.	*†	5,348	201,245
Paylocity Holding Corp.	*	2,614	105,998
Pegasystems, Inc.		6,692	184,030
Progress Software Corp.	*	9,428	226,272
Proofpoint, Inc.	*	7,044	457,930
PROS Holdings, Inc.	*	3,855	88,819
PTC, Inc.	*	21,038	728,546
QAD, Inc., Class A		1,449	29,733
Qlik Technologies, Inc.	*	16,686	528,279
Qualys, Inc.	*	4,326	143,147
Rapid7, Inc.	*†	1,342	20,304
RealPage, Inc.	*	8,981	201,623
RingCentral, Inc., Class A	*	9,954	234,715
Rovi Corp.	*	16,580	276,223
Rubicon Project, Inc. (The)	*	4,246	69,847
Sapiens International Corp. NV (Israel)		3,979	40,586
SeaChange International, Inc.	*	5,522	37,218
Silver Spring Networks, Inc.	*†	5,731	82,584
SolarWinds, Inc.	*	11,404	671,696
Solera Holdings, Inc.		12,288	673,751
Splunk, Inc.	*	22,586	1,328,283
SS&C Technologies Holdings, Inc.		14,841	1,013,195
Synchronoss Technologies, Inc.	*	7,055	248,548
Synopsys, Inc.	*	27,944	1,274,526
Tableau Software, Inc., Class A	*	9,059	853,539
Take-Two Interactive Software, Inc.*		15,112	526,502
Tangoe, Inc.	*	6,522	54,720

		Shares	Value
TeleCommunication Systems, Inc., Class A	*	7,640	$37,971
TeleNav, Inc.	*	4,267	24,279
TiVo, Inc.	*	17,362	149,834
TubeMogul, Inc.	*†	2,012	27,363
Tyler Technologies, Inc.	*	6,145	1,071,196
Ultimate Software Group, Inc. (The)	*	5,218	1,020,171
Varonis Systems, Inc.	*	985	18,518
VASCO Data Security International, Inc.	*†	5,034	84,219
Verint Systems, Inc.	*	10,936	443,564
VirnetX Holding Corp.	*†	7,740	19,892
Workiva, Inc.	*†	1,260	22,138
Xura, Inc.	*	3,789	93,134
Zendesk, Inc.	*	10,074	266,357
Zix Corp.	*	9,536	48,443
Zynga, Inc., Class A	*	141,993	380,541

			27,771,065

Specialty Retail—2.8%
Aaron’s, Inc.		11,702	262,008
Abercrombie & Fitch Co., Class A	†	12,701	342,927
American Eagle Outfitters, Inc.	†	35,649	552,559
America’s Car-Mart, Inc.	*	1,569	41,877
Asbury Automotive Group, Inc.	*	4,897	330,254
Ascena Retail Group, Inc.	*†	31,692	312,166
AutoNation, Inc.	*	13,318	794,552
Barnes & Noble Education, Inc.	*	5,562	55,342
Barnes & Noble, Inc.		8,802	76,665
bebe stores, Inc.		8,935	5,048
Big 5 Sporting Goods Corp.		4,027	40,230
Boot Barn Holdings, Inc.	*†	2,769	34,031
Buckle, Inc. (The)	†	4,752	146,267
Build-A-Bear Workshop, Inc.	*	1,985	24,296
Cabela’s, Inc.	*†	9,279	433,608
Caleres, Inc.		8,148	218,529
Cato Corp. (The), Class A		4,713	173,533
Chico’s FAS, Inc.		25,717	274,400
Children’s Place, Inc. (The)		3,720	205,344
Christopher & Banks Corp.	*†	5,820	9,603
Citi Trends, Inc.		3,282	69,743
Conn’s, Inc.	*†	4,892	114,815
Container Store Group, Inc.(The)	*†	2,409	19,754
CST Brands, Inc.		13,731	537,431
Destination XL Group, Inc.	*	8,855	48,880
Dick’s Sporting Goods, Inc.		16,855	595,824
DSW, Inc., Class A	†	13,331	318,078
Express, Inc.	*	15,662	270,639
Finish Line, Inc. (The), Class A		8,628	155,994
Five Below, Inc.	*†	10,076	323,440
Foot Locker, Inc.		25,475	1,658,168
Francesca’s Holdings Corp.	*	8,153	141,944
GameStop Corp., Class A	†	19,638	550,650
Genesco, Inc.	*	4,386	249,256
GNC Holdings, Inc., Class A		15,876	492,474
Group 1 Automotive, Inc.		4,316	326,721
Guess?, Inc.	†	11,521	217,516
Haverty Furniture Cos., Inc.		3,359	72,017
Hibbett Sports, Inc.	*	4,768	144,184
Kirkland’s, Inc.		2,629	38,121
Lithia Motors, Inc., Class A		4,166	444,387

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Lumber Liquidators Holdings, Inc.	*†	4,866	$84,474
MarineMax, Inc.	*	5,242	96,558
Mattress Firm Holding Corp.	*†	3,562	158,972
Men’s Wearhouse, Inc. (The)		8,212	120,552
Michaels Cos., Inc. (The)	*	11,625	257,029
Monro Muffler Brake, Inc.		5,851	387,453
Murphy USA, Inc.	*	8,290	503,535
Office Depot, Inc.	*	96,856	546,268
Outerwall, Inc.	†	3,496	127,744
Party City Holdco, Inc.	*	4,028	52,001
Penske Automotive Group, Inc.		7,865	333,004
Pep Boys-Manny, Moe & Jack (The)	*	10,379	191,077
Pier 1 Imports, Inc.	†	16,713	85,069
Rent-A-Center, Inc.	†	9,393	140,613
Restoration Hardware Holdings, Inc.	*	6,094	484,168
Sally Beauty Holdings, Inc.	*	28,836	804,236
Select Comfort Corp.	*	9,527	203,973
Shoe Carnival, Inc.		3,109	72,129
Sonic Automotive, Inc., Class A		6,032	137,288
Sportsman’s Warehouse Holdings, Inc.	*	2,446	31,553
Stage Stores, Inc.	†	6,014	54,788
Stein Mart, Inc.		5,811	39,108
Systemax, Inc.	*	1,358	11,679
Tile Shop Holdings, Inc.	*†	4,808	78,851
Tilly’s, Inc., Class A	*	1,567	10,389
Ulta Salon Cosmetics & Fragrance, Inc.	*	11,694	2,163,390
Urban Outfitters, Inc.	*	16,957	385,772
Vitamin Shoppe, Inc.	*	5,572	182,204
West Marine, Inc.	*	3,373	28,637
Williams-Sonoma, Inc.		16,732	977,316
Winmark Corp.		356	33,112
Zumiez, Inc.	*†	3,482	52,648

			19,958,865

Technology Hardware, Storage & Peripherals—0.5%
3D Systems Corp.	*†	19,309	167,795
Avid Technology, Inc.	*†	5,174	37,718
CPI Card Group, Inc.	*†	3,132	33,387
Cray, Inc.	*	7,495	243,213
Diebold, Inc.		11,474	345,253
Eastman Kodak Co.	*†	2,841	35,626
Electronics For Imaging, Inc.	*	8,625	403,132
Imation Corp.	*	9,204	12,609
Immersion Corp.	*	5,977	69,692
Lexmark International, Inc., Class A		11,304	366,815
NCR Corp.	*	30,981	757,795
Nimble Storage, Inc.	*	8,525	78,430
Pure Storage, Inc., Class A	*†	4,699	73,163
QLogic Corp.	*	16,598	202,496
Quantum Corp.	*	33,664	31,308
Silicon Graphics International Corp.	*	6,293	37,129
Stratasys Ltd.	*†	9,479	222,567
Super Micro Computer, Inc.	*†	6,155	150,859
Violin Memory, Inc.	*†	13,217	11,897

			3,280,884

		Shares	Value
Textiles, Apparel & Luxury Goods—0.8%
Carter’s, Inc.		9,600	$854,688
Cherokee, Inc.	*	2,244	38,709
Columbia Sportswear Co.		5,092	248,286
Crocs, Inc.	*	14,684	150,364
Culp, Inc.		1,780	45,337
Deckers Outdoor Corp.	*†	6,042	285,182
Fossil Group, Inc.	*†	7,545	275,845
G-III Apparel Group Ltd.	*	7,356	325,577
Iconix Brand Group, Inc.	*†	8,774	59,926
Kate Spade & Co.	*	23,394	415,711
lululemon athletica, Inc. (Canada)	*†	20,369	1,068,762
Movado Group, Inc.		2,952	75,896
Oxford Industries, Inc.		2,482	158,401
Perry Ellis International, Inc.	*	2,045	37,669
Sequential Brands Group, Inc.	*†	8,410	66,523
Skechers U.S.A., Inc., Class A	*	22,326	674,469
Steven Madden Ltd.	*	10,395	314,137
Superior Uniform Group, Inc.		1,946	33,043
Tumi Holdings, Inc.	*	10,507	174,731
Unifi, Inc.	*	3,005	84,591
Vera Bradley, Inc.	*	3,595	56,657
Vince Holding Corp.	*†	1,928	8,830
Wolverine World Wide, Inc.		19,082	318,860

			5,772,194

Thrifts & Mortgage Finance—1.0%
Anchor BanCorp Wisconsin, Inc.	*	1,601	69,676
Astoria Financial Corp.		16,678	264,346
Bank Mutual Corp.		9,174	71,557
BankFinancial Corp.		3,338	42,159
BBX Capital Corp., Class A	*†	1,182	18,498
Bear State Financial, Inc.	*†	3,492	37,818
Beneficial Bancorp, Inc.	*	15,430	205,528
BofI Holding, Inc.	*†	10,476	220,520
Brookline Bancorp, Inc.		13,692	157,458
Capitol Federal Financial, Inc.		25,429	319,388
Charter Financial Corp.		3,698	48,851
Clifton Bancorp, Inc.		4,406	63,182
Dime Community Bancshares, Inc.		5,399	94,429
Essent Group Ltd.	*	10,332	226,167
EverBank Financial Corp.		17,903	286,090
Federal Agricultural Mortgage Corp., Class C		2,090	65,981
First Defiance Financial Corp.		1,548	58,483
Flagstar Bancorp, Inc.	*	3,160	73,028
Fox Chase Bancorp, Inc.		2,827	57,360
Hingham Institution for Savings		344	41,211
HomeStreet, Inc.	*	4,413	95,806
Impac Mortgage Holdings, Inc.	*†	2,260	40,680
Kearny Financial Corp./MD		17,434	220,889
LendingTree, Inc.	*	1,079	96,333
Meridian Bancorp, Inc.		10,510	148,191
Meta Financial Group, Inc.		1,674	76,887
MGIC Investment Corp.	*†	60,464	533,897
Nationstar Mortgage Holdings, Inc.	*†	6,708	89,686
NMI Holdings, Inc., Class A	*	8,136	55,081
Northfield Bancorp, Inc.	†	8,996	143,216
Northwest Bancshares, Inc.	†	19,012	254,571
OceanFirst Financial Corp.		2,877	57,626
Ocwen Financial Corp.	*†	17,651	123,027
Oritani Financial Corp.		8,540	140,910
PennyMac Financial Services, Inc., Class A	*	2,032	31,212

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
PHH Corp.	*	8,601	$139,336
Provident Financial Services, Inc.		12,192	245,669
Radian Group, Inc.		35,040	469,186
Stonegate Mortgage Corp.	*	4,364	23,784
Territorial Bancorp, Inc.		1,756	48,711
TFS Financial Corp.		12,275	231,138
TrustCo Bank Corp. NY		15,928	97,798
United Community Financial Corp./OH		10,452	61,667
United Financial Bancorp, Inc.		8,806	113,421
Walker & Dunlop, Inc.	*	4,996	143,935
Washington Federal, Inc.		17,406	414,785
Waterstone Financial, Inc.		5,674	80,003
WSFS Financial Corp.		5,864	189,759

			6,788,934

Tobacco—0.1%
Universal Corp.	†	4,068	228,134
Vector Group Ltd.		15,809	372,934

			601,068

Trading Companies & Distributors—0.8%
Air Lease Corp.	†	18,198	609,269
Aircastle Ltd.		11,324	236,558
Applied Industrial Technologies, Inc.		7,459	302,015
Beacon Roofing Supply, Inc.	*	8,899	366,461
BMC Stock Holdings, Inc.	*†	6,372	106,731
CAI International, Inc.	*	2,855	28,778
DXP Enterprises, Inc.	*	2,271	51,779
GATX Corp.	†	8,109	345,038
H&E Equipment Services, Inc.		6,185	108,114
HD Supply Holdings, Inc.	*	31,137	935,044
Kaman Corp.		5,080	207,315
Lawson Products, Inc./DE	*	1,517	35,422
MRC Global, Inc.	*	19,242	248,222
MSC Industrial Direct Co., Inc., Class A		8,481	477,226
Neff Corp., Class A	*	1,829	14,010
NOW, Inc.	*†	19,808	313,363
Real Industry, Inc.	*	3,920	31,478
Rush Enterprises, Inc., Class A	*	5,998	131,296
TAL International Group, Inc.	*	6,450	102,555
Textainer Group Holdings Ltd.		4,142	58,444
Titan Machinery, Inc.	*†	2,896	31,653
Univar, Inc.	*	6,747	114,766
Veritiv Corp.	*†	1,304	47,231
Watsco, Inc.		4,747	556,016
WESCO International, Inc.	*†	7,914	345,683

			5,804,467

Transportation Infrastructure—0.1%
Macquarie Infrastructure Corp.		12,632	917,083
Wesco Aircraft Holdings, Inc.	*	10,142	121,400

			1,038,483

Water Utilities—0.5%
American States Water Co.		6,997	293,524
American Water Works Co., Inc.		32,772	1,958,127
Aqua America, Inc.		32,338	963,672
Artesian Resources Corp., Class A		1,201	33,268
California Water Service Group		8,938	207,987

			Shares	Value
Connecticut Water Service, Inc.			2,093	$79,555
Consolidated Water Co. Ltd. (Cayman Islands)		†	3,860	47,246
Middlesex Water Co.			2,518	66,828
SJW Corp.			2,960	87,764
York Water Co. (The)		†	2,142	53,422

				3,791,393

Wireless Telecommunication Services—0.1%
Boingo Wireless, Inc.		*	5,294	35,046
NTELOS Holdings Corp.		*	2,906	26,561
Shenandoah Telecommunications Co.			4,573	196,868
Spok Holdings, Inc.			3,582	65,622
Telephone & Data Systems, Inc.			16,765	434,046
United States Cellular Corp.		*	2,164	88,313

				846,456

TOTAL COMMON STOCKS
(Cost $596,602,751)				698,042,464

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.460%	06/23/2016	‡‡	$145,000	144,683
0.400%	06/16/2016	‡‡	130,000	129,730
0.210%	03/17/2016	‡‡	380,000	379,930

				654,343

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $654,273)				654,343

			Shares	Value
RIGHTS—0.0%
Electronic Equipment, Instruments & Components—0.0%
Gerber Scientific, Inc. CVR		*†‡d	3,478	—

Pharmaceuticals—0.0%
Furiex Pharmaceuticals, Inc. CVR		*‡d	2,916	—

Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc. CVR		*‡	10,198	28,350

TOTAL RIGHTS
(Cost $—)				28,350

WARRANTS—0.0%
Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., Expires 04/15/2016		*†‡d
(Cost $—)			2,734	—

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Mid/Small Company Index Fund		Shares	Value
MONEY MARKET FUNDS—12.5%
Institutional Money Market Funds—12.5%
Dreyfus Institutional Cash Advantage Fund, 0.26%	††¥	12,825,000	$12,825,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32%		¥11,903,565	11,903,565
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32%	††¥	10,695,904	$10,695,904
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.32%	††¥	12,825,000	12,825,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.29%	††¥	15,125,000	15,125,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.32%	††¥	12,825,000	12,825,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.31%	††¥	12,825,000	12,825,000

TOTAL MONEY MARKET FUNDS
(Cost $89,024,469)			89,024,469

TOTAL INVESTMENTS—110.6%
(Cost $686,281,493)			787,749,626
Other assets less liabilities—(10.6%)			(75,487,218)

NET ASSETS—100.0%			$712,262,408

Notes to the Schedule of Investments:

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at December 31, 2015.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $34,365)
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2015

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—97.7%
Australia—6.8%
AGL Energy Ltd.		23,831	$311,832
Alumina Ltd.		84,796	70,766
Amcor Ltd.		41,755	405,660
AMP Ltd.		104,584	440,662
APA Group		39,902	251,078
Aristocrat Leisure Ltd.		20,454	151,030
Asciano Ltd.		21,075	133,988
ASX Ltd.		6,700	206,129
Aurizon Holdings Ltd.		74,942	237,911
AusNet Services		59,889	64,474
Australia & New Zealand Banking Group Ltd.		100,298	2,023,993
Bank of Queensland Ltd.		14,125	142,488
Bendigo & Adelaide Bank Ltd.		17,249	149,201
BHP Billiton Ltd.		112,192	1,443,862
BHP Billiton plc		74,069	826,004
Boral Ltd.		24,263	103,738
Brambles Ltd.		55,359	463,626
Caltex Australia Ltd.		9,662	264,098
Challenger Ltd.		18,695	117,823
CIMIC Group Ltd.		3,690	64,729
Coca-Cola Amatil Ltd.		20,995	141,568
Cochlear Ltd.		2,163	149,683
Commonwealth Bank of Australia		59,142	3,656,424
Computershare Ltd.		17,834	150,065
Crown Resorts Ltd.		13,479	121,826
CSL Ltd.		16,250	1,238,895
Dexus Property Group REIT		32,247	174,913
DUET Group		76,169	126,147
Flight Centre Travel Group Ltd.		1,959	56,499
Fortescue Metals Group Ltd.	†	50,336	67,739
Goodman Group REIT		62,628	283,796
GPT Group (The) REIT		61,162	211,816
Harvey Norman Holdings Ltd.		19,041	57,560
Healthscope Ltd.		57,316	110,450
Iluka Resources Ltd.		13,491	59,676
Incitec Pivot Ltd.		59,346	169,577
Insurance Australia Group Ltd.		84,311	338,594
LendLease Group		19,130	197,375
Macquarie Group Ltd.		10,327	617,792
Medibank Pvt Ltd.		97,435	151,932
Mirvac Group REIT		127,948	183,163
National Australia Bank Ltd.		91,591	1,998,683
Newcrest Mining Ltd.	*	27,424	259,492
Oil Search Ltd.		44,969	218,880
Orica Ltd.	†	13,161	147,452
Origin Energy Ltd.		62,004	209,743
Platinum Asset Management Ltd.		7,916	46,256
Qantas Airways Ltd.	*	19,168	56,815
QBE Insurance Group Ltd.		48,413	440,325
Ramsay Health Care Ltd.		4,795	235,781
REA Group Ltd.		1,824	72,573
Santos Ltd.		61,045	162,591
Scentre Group REIT		187,448	568,557
SEEK Ltd.		12,591	140,140
Sonic Healthcare Ltd.		13,224	171,213
South32 Ltd.	*	45,490	35,010
South32 Ltd.	*	175,932	135,151
Stockland REIT		85,002	252,327

		Shares	Value
Suncorp Group Ltd.		43,401	$381,061
Sydney Airport		36,531	168,127
Tabcorp Holdings Ltd.		26,168	89,098
Tatts Group Ltd.		52,205	165,745
Telstra Corp. Ltd.		147,286	598,526
TPG Telecom Ltd.		9,935	71,131
Transurban Group		69,948	530,203
Treasury Wine Estates Ltd.		26,468	158,918
Vicinity Centres REIT		113,828	230,920
Wesfarmers Ltd.		39,301	1,184,850
Westfield Corp. REIT		69,645	479,152
Westpac Banking Corp.		115,766	2,806,142
Woodside Petroleum Ltd.		25,545	532,204
Woolworths Ltd.	†	43,495	771,711

			29,457,359

Austria—0.2%
Andritz AG		2,738	133,254
Erste Group Bank AG	*	9,721	304,171
OMV AG		5,104	144,878
Raiffeisen Bank International AG	*	3,934	57,654
voestalpine AG		3,841	117,489

			757,446

Belgium—1.4%
Ageas		6,831	317,053
Anheuser-Busch InBev SA NV		28,003	3,484,896
Colruyt SA		2,505	128,866
Delhaize Group		3,502	340,838
Groupe Bruxelles Lambert SA		2,734	233,941
KBC Groep NV		8,826	551,856
Proximus SADP		5,109	166,252
Solvay SA		2,505	267,357
Telenet Group Holding NV	*	1,719	92,902
UCB SA		4,270	385,423
Umicore SA		3,395	142,373

			6,111,757

Chile—0.0%
Antofagasta plc		14,840	102,081

China—0.0%
Yangzijiang Shipbuilding Holdings Ltd.		78,400	60,570

Denmark—1.9%
A.P. Moller-Maersk A/S, Class A		130	167,403
A.P. Moller-Maersk A/S, Class B		246	320,859
Carlsberg A/S, Class B		3,716	329,207
Chr Hansen Holding A/S		3,245	202,976
Coloplast A/S, Class B		3,863	311,888
Danske Bank A/S		24,270	651,220
DSV A/S		6,823	268,578
ISS A/S		4,988	179,801
Novo Nordisk A/S, Class B		68,219	3,949,758
Novozymes A/S, Class B		7,881	377,334
Pandora A/S		3,884	489,710
TDC A/S		28,248	140,648
Tryg A/S		4,017	79,824
Vestas Wind Systems A/S		7,890	551,028
William Demant Holding A/S	*	827	78,775

			8,099,009

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Finland—0.9%
Elisa Oyj		4,777	$179,734
Fortum Oyj		15,930	240,008
Kone Oyj, Class B	†	11,879	502,970
Metso Oyj	†	3,551	79,543
Neste Oyj		4,735	141,320
Nokia Oyj		128,833	911,432
Nokian Renkaat Oyj		4,179	149,196
Orion Oyj, Class B		3,907	135,175
Sampo Oyj, Class A		15,348	779,406
Stora Enso Oyj, Class R		18,464	166,954
UPM-Kymmene Oyj		18,046	335,030
Wartsila Oyj Abp		5,016	229,020

			3,849,788

France—9.5%
Accor SA		7,299	316,119
Aeroports de Paris		1,041	121,140
Air Liquide SA		12,019	1,349,333
Airbus Group SE		20,634	1,390,471
Alcatel-Lucent	*	95,294	376,481
Alstom SA	*†	7,302	223,039
Arkema SA		2,207	154,487
Atos SE		2,909	244,218
AXA SA		68,238	1,864,506
BNP Paribas SA		36,935	2,089,684
Bollore SA		29,218	136,145
Bouygues SA		7,228	286,595
Bureau Veritas SA		9,016	179,701
Cap Gemini SA		5,638	523,125
Carrefour SA		19,074	550,468
Casino Guichard Perrachon SA	†	2,127	97,716
Christian Dior SE		1,841	312,717
Cie de Saint-Gobain		16,748	725,779
Cie Generale des Etablissements Michelin		6,417	610,787
CNP Assurances		5,787	78,063
Credit Agricole SA		37,312	439,690
Danone SA		20,592	1,391,473
Dassault Systemes SA		4,427	353,854
Edenred	†	7,209	136,272
Electricite de France SA		8,130	119,734
Engie SA		51,188	906,704
Essilor International SA		7,193	896,507
Eurazeo SA		1,276	88,005
Eutelsat Communications SA		5,693	170,451
Fonciere Des Regions REIT		1,123	100,443
Gecina SA REIT		1,170	142,239
Groupe Eurotunnel SE (Registered)		15,787	196,407
Hermes International		892	301,518
ICADE REIT		1,113	74,704
Iliad SA		896	213,587
Imerys SA		1,144	79,910
Ingenico Group SA	†	1,853	233,888
JCDecaux SA		2,502	95,914
Kering		2,675	457,358
Klepierre REIT		7,811	347,197
Lagardere SCA		4,524	135,003
Legrand SA		9,370	530,017
L’Oreal SA		8,795	1,479,362
LVMH Moet Hennessy Louis Vuitton SE		9,756	1,532,377

		Shares	Value
Natixis SA		31,298	$177,056
Numericable-SFR		3,883	141,062
Orange SA		69,475	1,162,020
Pernod Ricard SA		7,286	830,928
Peugeot SA	*	15,437	270,594
Publicis Groupe SA		6,675	443,856
Remy Cointreau SA		818	58,589
Renault SA		6,609	661,531
Rexel SA		10,441	139,030
Safran SA		10,739	737,799
Sanofi		41,126	3,504,830
Schneider Electric SE		19,525	1,109,097
SCOR SE		5,146	192,552
Societe BIC SA		970	159,618
Societe Generale SA		25,365	1,168,874
Sodexo SA		3,273	319,762
Suez Environnement Co.		9,959	186,267
Technip SA		3,628	180,421
Thales SA		3,509	262,648
TOTAL SA		75,674	3,392,571
Unibail-Rodamco SE (Paris Exchange) REIT		3,455	877,332
Valeo SA		2,808	432,923
Veolia Environnement SA		15,197	360,561
Vinci SA		16,740	1,072,946
Vivendi SA		39,882	856,548
Wendel SA		1,068	127,011
Zodiac Aerospace		6,768	161,148

			41,040,762

Germany—8.4%
adidas AG		7,189	697,758
Allianz SE (Registered)		15,923	2,806,875
Axel Springer SE		1,475	82,025
BASF SE		32,014	2,438,765
Bayer AG (Registered)		28,795	3,596,219
Bayerische Motoren Werke AG		11,575	1,219,444
Beiersdorf AG		3,501	318,211
Brenntag AG		5,459	284,456
Commerzbank AG	*	35,887	370,303
Continental AG		3,853	932,079
Daimler AG (Registered)		33,548	2,803,070
Deutsche Bank AG (Registered)		48,236	1,171,396
Deutsche Boerse AG		6,647	584,279
Deutsche Lufthansa AG (Registered)	*	7,605	119,787
Deutsche Post AG (Registered)		33,926	948,497
Deutsche Telekom AG (Registered)		112,464	2,019,927
Deutsche Wohnen AG		11,480	317,443
E.ON SE		68,792	660,541
Evonik Industries AG		4,700	155,462
Fraport AG Frankfurt Airport Services Worldwide		1,384	88,261
Fresenius Medical Care AG & Co. KGaA		7,519	631,856
Fresenius SE & Co. KGaA		13,359	951,591
GEA Group AG		6,490	262,202
Hannover Rueck SE		2,040	232,947
HeidelbergCement AG		4,760	387,928
Henkel AG & Co. KGaA		3,604	344,732
Hugo Boss AG		2,412	199,012
Infineon Technologies AG		39,725	579,139
K+S AG (Registered)	†	6,937	176,832

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Kabel Deutschland Holding AG		735	$90,820
Lanxess AG		3,160	145,414
Linde AG		6,506	939,847
MAN SE		1,144	114,963
Merck KGaA		4,566	442,084
Metro AG		6,126	195,158
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)		5,833	1,162,150
OSRAM Licht AG		2,993	125,044
ProSiebenSat.1 Media SE (Registered)		7,384	372,533
RWE AG		17,469	220,238
SAP SE		34,245	2,717,450
Siemens AG (Registered)		27,629	2,672,992
Symrise AG		4,358	288,493
Telefonica Deutschland Holding AG		22,018	116,138
ThyssenKrupp AG		13,161	260,895
TUI AG		17,721	316,410
United Internet AG (Registered)		4,168	229,153
Volkswagen AG		1,188	182,556
Vonovia SE		16,077	496,668
Zalando SE	*^	2,834	111,927

			36,581,970

Hong Kong—2.9%
AIA Group Ltd.		419,800	2,508,340
ASM Pacific Technology Ltd.		8,300	64,802
Bank of East Asia Ltd. (The)		39,720	147,340
BOC Hong Kong Holdings Ltd.		125,000	380,378
Cathay Pacific Airways Ltd.	†	41,000	70,547
Cheung Kong Infrastructure Holdings Ltd.		21,000	194,016
Cheung Kong Property Holdings Ltd.		92,964	601,383
CK Hutchison Holdings Ltd.		94,464	1,269,778
CLP Holdings Ltd.		65,500	555,178
First Pacific Co. Ltd.		81,250	53,823
Galaxy Entertainment Group Ltd.		78,833	247,009
Hang Lung Properties Ltd.		75,000	169,939
Hang Seng Bank Ltd.		27,000	511,741
Henderson Land Development Co. Ltd.		41,519	253,266
HK Electric Investments & HK Electric Investments Ltd.	^	87,000	72,898
HKT Trust & HKT Ltd.		88,100	112,469
Hong Kong & China Gas Co. Ltd.		244,891	479,262
Hong Kong Exchanges and Clearing Ltd.		39,800	1,013,897
Hongkong Land Holdings Ltd.		19,300	132,205
Hysan Development Co. Ltd.	†	20,000	81,713
Kerry Properties Ltd.		22,000	59,870
Li & Fung Ltd.		197,200	133,364
Link REIT		77,000	459,065
Melco Crown Entertainment Ltd. ADR		3,121	52,433

		Shares	Value
MTR Corp. Ltd.		49,500	$244,422
New World Development Co. Ltd.		183,866	180,545
Noble Group Ltd.		92,409	25,830
NWS Holdings Ltd.		50,500	75,384
PCCW Ltd.		138,000	80,669
Power Assets Holdings Ltd.		49,000	449,210
Shangri-La Asia Ltd.		42,000	40,895
Sino Land Co. Ltd.		103,000	150,046
SJM Holdings Ltd.	†	68,000	48,188
Sun Hung Kai Properties Ltd.		59,083	710,153
Swire Pacific Ltd., Class A		20,000	223,402
Swire Properties Ltd.		43,200	124,215
Techtronic Industries Co. Ltd.		46,000	186,219
WH Group Ltd.	*^	209,500	116,602
Wharf Holdings Ltd. (The)		48,915	269,692
Wheelock & Co. Ltd.		32,000	134,278
Yue Yuen Industrial Holdings Ltd.		24,500	82,994

			12,767,460

Ireland—0.9%
Bank of Ireland	*	876,316	320,868
CRH plc		28,214	813,662
Experian plc		34,227	604,942
James Hardie Industries plc CDI		15,479	195,158
Kerry Group plc, Class A		5,589	462,433
Shire plc		20,684	1,419,075

			3,816,138

Israel—0.7%
Azrieli Group Ltd.		1,345	50,105
Bank Hapoalim BM		36,630	189,084
Bank Leumi Le-Israel BM	*	48,412	167,860
Bezeq Israeli Telecommunication Corp. Ltd.		66,713	146,859
Check Point Software Technologies Ltd.	*	2,226	181,152
Delek Group Ltd.		167	33,443
Israel Chemicals Ltd.		15,103	61,308
Mizrahi Tefahot Bank Ltd.		4,584	54,749
Mobileye NV	*	2,666	112,718
NICE-Systems Ltd.		2,180	125,262
Taro Pharmaceutical Industries Ltd.	*	246	38,019
Teva Pharmaceutical Industries Ltd.		31,861	2,078,641

			3,239,200

Italy—2.1%
Assicurazioni Generali SpA		40,099	732,476
Atlantia SpA		13,939	368,804
Banca Monte dei Paschi di Siena SpA	*	85,231	112,830
Banco Popolare SC	*	11,857	163,393
Enel Green Power SpA		57,604	117,084
Enel SpA		246,787	1,034,853
Eni SpA		88,896	1,320,835
EXOR SpA		3,399	154,269
Finmeccanica SpA	*	13,563	188,584
Intesa Sanpaolo SpA		442,924	1,470,951
Intesa Sanpaolo SpA RSP		29,327	89,586

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Luxottica Group SpA		5,694	$371,050
Mediobanca SpA		19,162	183,688
Prysmian SpA		6,959	152,048
Saipem SpA	*†	8,902	71,953
Snam SpA		70,929	370,174
Telecom Italia SpA	*	404,609	512,767
Telecom Italia SpA RSP		214,688	220,340
Terna Rete Elettrica Nazionale SpA		50,645	260,462
UniCredit SpA		167,174	924,254
Unione di Banche Italiane SpA		32,396	216,452
UnipolSai SpA		41,952	106,730

			9,143,583

Japan—22.9%
ABC-Mart, Inc.		1,100	60,212
Acom Co. Ltd.	*	14,300	67,339
Aeon Co. Ltd.		22,700	349,753
Aeon Credit Service Co. Ltd.		3,500	78,186
Aeon Mall Co. Ltd.		3,840	65,864
Air Water, Inc.		5,000	80,416
Aisin Seiki Co. Ltd.		6,800	292,661
Ajinomoto Co., Inc.		20,000	473,515
Alfresa Holdings Corp.		6,700	132,327
Alps Electric Co. Ltd.		6,415	173,962
Amada Holdings Co. Ltd.		13,300	126,918
ANA Holdings, Inc.	†	38,000	109,634
Aozora Bank Ltd.		40,000	139,593
Asahi Glass Co. Ltd.	†	32,000	183,323
Asahi Group Holdings Ltd.		13,700	428,870
Asahi Kasei Corp.		43,000	290,771
Asics Corp.	†	5,400	112,037
Astellas Pharma, Inc.		73,875	1,051,667
Bandai Namco Holdings, Inc.		6,550	138,383
Bank of Kyoto Ltd. (The)		11,000	102,010
Bank of Yokohama Ltd. (The)		40,000	245,184
Benesse Holdings, Inc.		2,500	71,995
Bridgestone Corp.		22,300	764,922
Brother Industries Ltd.	†	7,400	85,009
Calbee, Inc.		2,700	114,018
Canon, Inc.		37,300	1,128,326
Casio Computer Co. Ltd.		7,100	165,975
Central Japan Railway Co.		5,030	892,996
Chiba Bank Ltd. (The)		24,000	170,310
Chubu Electric Power Co., Inc.		22,400	306,740
Chugai Pharmaceutical Co. Ltd.	†	8,000	278,853
Chugoku Bank Ltd. (The)		5,200	69,387
Chugoku Electric Power Co., Inc. (The)		10,300	135,995
Citizen Holdings Co. Ltd.		8,600	61,811
Credit Saison Co. Ltd.		4,700	92,600
Dai Nippon Printing Co. Ltd.		19,131	189,180
Daicel Corp.		10,700	159,236
Daihatsu Motor Co. Ltd.	†	6,400	86,336
Dai-ichi Life Insurance Co. Ltd. (The)		37,100	617,258
Daiichi Sankyo Co. Ltd.		22,502	464,435
Daikin Industries Ltd.		8,100	589,856
Daito Trust Construction Co. Ltd.		2,445	282,423
Daiwa House Industry Co. Ltd.		21,100	606,548

		Shares	Value
Daiwa Securities Group, Inc.		56,000	$342,367
Denso Corp.		16,700	798,018
Dentsu, Inc.		7,600	415,813
Don Quijote Holdings Co. Ltd.		4,000	140,475
East Japan Railway Co.		11,700	1,101,742
Eisai Co. Ltd.		8,900	588,742
Electric Power Development Co. Ltd.		5,140	183,070
FamilyMart Co. Ltd.		1,900	88,416
FANUC Corp.		6,800	1,171,571
Fast Retailing Co. Ltd.		1,900	664,642
Fuji Electric Co. Ltd.		18,000	75,490
Fuji Heavy Industries Ltd.		20,600	848,643
FUJIFILM Holdings Corp.		15,900	663,547
Fujitsu Ltd.		65,000	324,423
Fukuoka Financial Group, Inc.		29,000	143,800
GungHo Online Entertainment, Inc.	†	16,800	45,639
Gunma Bank Ltd. (The)		12,000	69,771
Hachijuni Bank Ltd. (The)		13,000	79,560
Hakuhodo DY Holdings, Inc.		7,500	81,147
Hamamatsu Photonics KK	†	5,400	148,042
Hankyu Hanshin Holdings, Inc.		38,000	246,996
Hikari Tsushin, Inc.		676	46,035
Hino Motors Ltd.		8,500	98,238
Hirose Electric Co. Ltd.		966	116,956
Hiroshima Bank Ltd. (The)		16,000	90,940
Hisamitsu Pharmaceutical Co., Inc.		1,900	79,767
Hitachi Chemical Co. Ltd.	†	3,600	57,113
Hitachi Construction Machinery Co. Ltd.		3,700	57,544
Hitachi High-Technologies Corp.		2,300	62,199
Hitachi Ltd.		169,000	957,618
Hitachi Metals Ltd.		8,000	98,706
Hokuhoku Financial Group, Inc.		38,007	77,479
Hokuriku Electric Power Co.		5,400	79,804
Honda Motor Co. Ltd.		56,900	1,818,612
Hoshizaki Electric Co. Ltd.	†	1,300	80,815
HOYA Corp.		14,600	597,032
Hulic Co. Ltd.		9,800	86,049
Idemitsu Kosan Co. Ltd.		3,100	49,498
IHI Corp.		53,000	146,306
Iida Group Holdings Co. Ltd.		4,900	90,817
INPEX Corp.		33,000	321,714
Isetan Mitsukoshi Holdings Ltd.		11,940	155,710
Isuzu Motors Ltd.		20,100	216,530
ITOCHU Corp.		54,300	642,285
Itochu Techno-Solutions Corp.		2,300	45,826
Iyo Bank Ltd. (The)		7,600	73,839
J. Front Retailing Co. Ltd.		8,600	125,023
Japan Airlines Co. Ltd.		4,200	150,330
Japan Airport Terminal Co. Ltd.	†	1,395	61,755
Japan Exchange Group, Inc.		19,400	303,256
Japan Post Bank Co. Ltd.	*	13,400	195,100
Japan Post Holdings Co. Ltd.	*	14,900	231,195
Japan Prime Realty Investment Corp. REIT	†	26	88,788
Japan Real Estate Investment Corp. REIT		45	218,373
Japan Retail Fund Investment Corp. REIT		86	165,453

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Japan Tobacco, Inc.	†	38,400	$1,409,809
JFE Holdings, Inc.		17,500	274,792
JGC Corp.		7,000	107,144
Joyo Bank Ltd. (The)		19,000	89,848
JSR Corp.	†	6,000	93,506
JTEKT Corp.		6,700	109,666
JX Holdings, Inc.		78,010	327,414
Kajima Corp.		28,000	166,641
Kakaku.com, Inc.	†	4,600	90,480
Kamigumi Co. Ltd.		8,000	68,878
Kaneka Corp.		9,000	93,548
Kansai Electric Power Co., Inc. (The)	*	25,000	299,745
Kansai Paint Co. Ltd.		8,400	127,325
Kao Corp.		17,300	889,025
Kawasaki Heavy Industries Ltd.		49,000	181,295
KDDI Corp.		61,100	1,586,779
Keihan Electric Railway Co. Ltd.		20,000	133,945
Keikyu Corp.		15,000	123,949
Keio Corp.		21,000	181,350
Keisei Electric Railway Co. Ltd.		9,000	114,824
Keyence Corp.		1,572	863,979
Kikkoman Corp.		5,000	173,237
Kintetsu Group Holdings Co. Ltd.		65,000	264,276
Kirin Holdings Co. Ltd.		27,800	377,445
Kobe Steel Ltd.		108,000	117,344
Koito Manufacturing Co. Ltd.		3,600	147,627
Komatsu Ltd.		31,800	520,326
Konami Holdings Corp.		3,100	73,794
Konica Minolta, Inc.		15,500	155,235
Kose Corp.		951	87,930
Kubota Corp.	†	39,688	613,126
Kuraray Co. Ltd.	†	12,300	148,988
Kurita Water Industries Ltd.		3,400	71,201
Kyocera Corp.		11,300	524,778
Kyowa Hakko Kirin Co. Ltd.		8,000	125,877
Kyushu Electric Power Co., Inc.	*	14,300	155,857
Kyushu Financial Group, Inc.	*†	11,000	77,516
Lawson, Inc.		2,200	178,576
LIXIL Group Corp.		9,200	204,329
M3, Inc.		6,800	140,992
Mabuchi Motor Co. Ltd.		1,700	92,131
Makita Corp.		4,000	230,507
Marubeni Corp.		57,300	294,585
Marui Group Co. Ltd.		7,500	122,045
Maruichi Steel Tube Ltd.	†	1,600	47,234
Mazda Motor Corp.		18,200	375,553
McDonald’s Holdings Co. Japan Ltd.	†	2,300	50,017
Medipal Holdings Corp.		4,300	73,289
MEIJI Holdings Co. Ltd.		4,104	338,989
Minebea Co. Ltd.		10,056	86,099
Miraca Holdings, Inc.		1,900	83,603
Mitsubishi Chemical Holdings Corp.		48,300	306,450
Mitsubishi Corp.		47,400	788,410
Mitsubishi Electric Corp.		68,000	713,786
Mitsubishi Estate Co. Ltd.		43,308	900,518
Mitsubishi Gas Chemical Co., Inc.		13,000	66,476

		Shares	Value
Mitsubishi Heavy Industries Ltd.		105,000	$459,113
Mitsubishi Logistics Corp.	†	4,000	52,705
Mitsubishi Materials Corp.		42,000	132,285
Mitsubishi Motors Corp.		21,500	181,902
Mitsubishi Tanabe Pharma Corp.		7,800	134,383
Mitsubishi UFJ Financial Group, Inc.		444,340	2,752,353
Mitsubishi UFJ Lease & Finance Co. Ltd.		16,500	84,913
Mitsui & Co. Ltd.		58,600	696,288
Mitsui Chemicals, Inc.		26,000	115,310
Mitsui Fudosan Co. Ltd.		33,000	828,230
Mitsui OSK Lines Ltd.		36,000	90,802
Mixi, Inc.	†	1,400	52,365
Mizuho Financial Group, Inc.		822,080	1,644,160
MS&AD Insurance Group Holdings, Inc.		17,874	524,149
Murata Manufacturing Co. Ltd.		7,100	1,021,557
Nabtesco Corp.		3,900	79,229
Nagoya Railroad Co. Ltd.		33,955	141,324
NEC Corp.		92,000	291,504
Nexon Co. Ltd.		4,500	73,205
NGK Insulators Ltd.		9,477	213,613
NGK Spark Plug Co. Ltd.		6,200	163,236
NH Foods Ltd.		6,000	117,599
NHK Spring Co. Ltd.		5,500	55,145
Nidec Corp.		7,700	558,373
Nikon Corp.	†	11,800	158,043
Nintendo Co. Ltd.		3,654	502,462
Nippon Building Fund, Inc. REIT	†	48	229,370
Nippon Electric Glass Co. Ltd.	†	13,500	68,042
Nippon Express Co. Ltd.		30,000	140,977
Nippon Paint Holdings Co. Ltd.	†	5,200	125,851
Nippon Prologis REIT, Inc. REIT		46	83,211
Nippon Steel & Sumitomo Metal Corp.		26,824	530,642
Nippon Telegraph & Telephone Corp.		26,300	1,046,690
Nippon Yusen K.K.		56,000	135,727
Nissan Motor Co. Ltd.		85,300	893,154
Nisshin Seifun Group, Inc.		8,181	133,633
Nissin Foods Holdings Co. Ltd.		2,400	127,353
Nitori Holdings Co. Ltd.		2,500	209,955
Nitto Denko Corp.		5,700	416,132
NOK Corp.		3,800	88,771
Nomura Holdings, Inc.		124,700	694,586
Nomura Real Estate Holdings, Inc.		4,000	74,209
Nomura Real Estate Master Fund, Inc. REIT	*	132	164,073
Nomura Research Institute Ltd.		4,185	160,720
NSK Ltd.		16,200	176,028
NTT Data Corp.		4,300	207,888
NTT DOCOMO, Inc.		50,063	1,026,872
NTT Urban Development Corp.		4,700	45,159
Obayashi Corp.		23,000	212,226
Obic Co. Ltd.		2,100	111,163
Odakyu Electric Railway Co. Ltd.		21,000	226,103

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Oji Holdings Corp.		31,000	$124,589
Olympus Corp.		9,700	381,876
Omron Corp.		6,900	230,094
Ono Pharmaceutical Co. Ltd.		2,900	517,104
Oracle Corp. Japan		1,400	65,184
Oriental Land Co. Ltd.		7,100	429,525
ORIX Corp.		45,500	638,295
Osaka Gas Co. Ltd.		67,000	242,000
Otsuka Corp.		1,700	83,510
Otsuka Holdings Co. Ltd.		13,800	490,299
Panasonic Corp.		75,700	767,410
Park24 Co. Ltd.		3,200	77,528
Rakuten, Inc.		31,400	361,658
Recruit Holdings Co. Ltd.		4,900	144,030
Resona Holdings, Inc.		74,500	361,790
Ricoh Co. Ltd.	†	23,700	244,034
Rinnai Corp.		1,200	106,324
Rohm Co. Ltd.		3,300	167,148
Ryohin Keikaku Co. Ltd.		849	171,932
Sankyo Co. Ltd.		1,600	59,724
Sanrio Co. Ltd.		1,600	37,589
Santen Pharmaceutical Co. Ltd.		12,900	212,378
SBI Holdings, Inc.		6,710	72,407
Secom Co. Ltd.		7,400	501,496
Sega Sammy Holdings, Inc.		6,348	59,375
Seibu Holdings, Inc.		4,100	83,732
Seiko Epson Corp.		9,700	149,372
Sekisui Chemical Co. Ltd.		14,509	189,433
Sekisui House Ltd.		21,400	359,814
Seven & i Holdings Co. Ltd.		26,340	1,205,965
Seven Bank Ltd.		19,900	87,271
Shikoku Electric Power Co., Inc.		5,600	87,479
Shimadzu Corp.		9,000	150,659
Shimamura Co. Ltd.	†	800	93,687
Shimano, Inc.		2,800	429,964
Shimizu Corp.		21,000	171,239
Shin-Etsu Chemical Co. Ltd.		14,400	782,868
Shinsei Bank Ltd.		66,000	121,459
Shionogi & Co. Ltd.		10,500	474,917
Shiseido Co. Ltd.		12,800	265,583
Shizuoka Bank Ltd. (The)		18,000	174,565
Showa Shell Sekiyu K.K.	†	6,300	51,409
SMC Corp.		1,894	491,936
SoftBank Group Corp.		33,500	1,690,759
Sohgo Security Services Co. Ltd.		2,000	93,798
Sompo Japan Nipponkoa Holdings, Inc.		11,275	370,211
Sony Corp.		44,200	1,086,294
Sony Financial Holdings, Inc.		6,500	116,267
Stanley Electric Co. Ltd.		4,500	98,719
Sumitomo Chemical Co. Ltd.		50,000	287,155
Sumitomo Corp.		38,000	387,423
Sumitomo Dainippon Pharma Co. Ltd.	†	6,100	71,867
Sumitomo Electric Industries Ltd.		25,500	360,081
Sumitomo Heavy Industries Ltd.	†	18,000	80,691
Sumitomo Metal Mining Co. Ltd.		16,481	200,062
Sumitomo Mitsui Financial Group, Inc.		44,400	1,675,703
Sumitomo Mitsui Trust Holdings, Inc.		116,740	442,133

		Shares	Value
Sumitomo Realty & Development Co. Ltd.		12,825	$366,060
Sumitomo Rubber Industries Ltd.		5,500	71,519
Suntory Beverage & Food Ltd.		4,800	210,125
Suruga Bank Ltd.		6,400	131,895
Suzuken Co. Ltd.		3,006	114,235
Suzuki Motor Corp.		12,300	373,721
Sysmex Corp.		4,900	314,309
T&D Holdings, Inc.		20,200	266,509
Taiheiyo Cement Corp.		42,000	122,653
Taisei Corp.		36,000	237,131
Taisho Pharmaceutical Holdings Co. Ltd.		1,090	76,982
Taiyo Nippon Sanso Corp.		5,300	47,932
Takashimaya Co. Ltd.		9,000	81,049
Takeda Pharmaceutical Co. Ltd.		27,620	1,377,118
TDK Corp.	†	4,400	281,793
Teijin Ltd.		36,000	122,683
Terumo Corp.		10,500	325,431
THK Co. Ltd.		3,900	72,283
Tobu Railway Co. Ltd.		35,000	172,635
Toho Co. Ltd.		3,600	99,620
Toho Gas Co. Ltd.		13,000	83,957
Tohoku Electric Power Co., Inc.		14,800	185,019
Tokio Marine Holdings, Inc.		23,916	923,747
Tokyo Electric Power Co., Inc.	*	50,300	289,640
Tokyo Electron Ltd.		5,900	357,451
Tokyo Gas Co. Ltd.		78,000	366,506
Tokyo Tatemono Co. Ltd.		6,475	70,473
Tokyu Corp.		39,000	308,193
Tokyu Fudosan Holdings Corp.		19,700	123,477
TonenGeneral Sekiyu K.K.	†	9,000	75,978
Toppan Printing Co. Ltd.		19,000	175,050
Toray Industries, Inc.	†	52,000	483,211
Toshiba Corp.	†	136,000	279,511
TOTO Ltd.	†	5,100	179,173
Toyo Seikan Group Holdings Ltd.	†	5,200	96,456
Toyo Suisan Kaisha Ltd.		2,800	97,587
Toyoda Gosei Co. Ltd.		2,300	52,249
Toyota Industries Corp.		5,700	304,798
Toyota Motor Corp.		95,100	5,856,165
Toyota Tsusho Corp.		7,100	166,089
Trend Micro, Inc.	†	3,700	150,135
Unicharm Corp.		13,300	271,608
United Urban Investment Corp. REIT		101	137,113
USS Co. Ltd.		7,600	114,196
West Japan Railway Co.		5,800	400,914
Yahoo! Japan Corp.	†	47,700	193,896
Yakult Honsha Co. Ltd.	†	3,000	146,834
Yamada Denki Co. Ltd.		21,500	92,870
Yamaguchi Financial Group, Inc.		6,000	71,083
Yamaha Corp.		6,000	144,926
Yamaha Motor Co. Ltd.		8,800	197,255
Yamato Holdings Co. Ltd.		12,200	258,495
Yamazaki Baking Co. Ltd.	†	3,482	78,296
Yaskawa Electric Corp.	†	9,200	125,182
Yokogawa Electric Corp.		7,200	86,587
Yokohama Rubber Co. Ltd. (The)	†	3,300	50,681

			99,200,622

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Jersey, Channel Islands—0.0%
Randgold Resources Ltd.		3,213	$197,942

Luxembourg—0.2%
ArcelorMittal	†	31,993	134,985
Millicom International Cellular SA SDR		2,313	132,720
RTL Group SA		1,371	114,171
SES SA FDR		11,334	314,062
Tenaris SA		16,009	189,568

			885,506

Macau—0.1%
MGM China Holdings Ltd.		35,200	43,749
Sands China Ltd.		84,094	285,095
Wynn Macau Ltd.	†	52,856	61,408

			390,252

Malta—0.0%
BGP Holdings plc	*‡d	142,647	—

Mexico—0.0%
Fresnillo plc		7,631	79,340

Netherlands—3.3%
Aegon NV		62,759	354,931
AerCap Holdings NV	*	2,915	125,811
Akzo Nobel NV		8,524	569,562
Altice NV, Class A	*	13,356	191,890
Altice NV, Class B	*	3,786	55,183
ASML Holding NV		12,127	1,077,502
Boskalis Westminster		2,982	121,642
Gemalto NV		2,769	166,146
Heineken Holding NV		3,383	260,446
Heineken NV		7,918	674,748
ING Groep NV CVA		135,012	1,826,717
Koninklijke Ahold NV		29,334	618,755
Koninklijke DSM NV		6,396	320,730
Koninklijke KPN NV		108,120	408,949
Koninklijke Philips NV		32,672	833,929
Koninklijke Vopak NV		2,611	112,442
NN Group NV		8,320	293,554
NXP Semiconductors NV	*	4,614	388,730
OCI NV	*	2,819	69,605
Qiagen NV	*	7,543	204,447
Randstad Holding NV		4,465	278,042
Royal Dutch Shell plc, Class A		136,492	3,091,429
Royal Dutch Shell plc, Class B		85,140	1,940,420
TNT Express NV		17,624	149,079
Wolters Kluwer NV		10,205	342,720

			14,477,409

New Zealand—0.2%
Auckland International Airport Ltd.		36,754	144,190
Contact Energy Ltd.		24,537	79,418
Fletcher Building Ltd.		26,564	133,125
Meridian Energy Ltd.		43,859	71,525
Mighty River Power Ltd.		27,973	53,077
Ryman Healthcare Ltd.		12,561	72,898
Spark New Zealand Ltd.		69,165	155,736

			709,969

		Shares	Value
Norway—0.5%
DnB ASA		34,552	$425,723
Gjensidige Forsikring ASA		6,682	106,946
Norsk Hydro ASA		45,080	167,567
Orkla ASA		27,592	217,671
Schibsted ASA, Class A		2,481	81,567
Schibsted ASA, Class B	*	2,923	93,033
Statoil ASA		38,409	535,682
Telenor ASA		26,523	442,100
Yara International ASA		6,381	274,436

			2,344,725

Portugal—0.1%
Banco Comercial Portugues SA, Class R	*	753,906	39,952
Banco Espirito Santo SA (Registered)	*‡	71,807	102
EDP—Energias de Portugal SA		82,565	297,510
Galp Energia SGPS SA		13,550	158,111
Jeronimo Martins SGPS SA		8,917	116,031

			611,706

Singapore—1.2%
Ascendas Real Estate Investment Trust REIT		78,386	125,626
CapitaLand Commercial Trust Ltd. REIT		85,800	81,405
CapitaLand Ltd.		85,800	201,672
CapitaLand Mall Trust REIT		93,300	126,598
City Developments Ltd.		12,300	66,169
ComfortDelGro Corp. Ltd.		75,900	162,523
DBS Group Holdings Ltd.		60,430	708,210
Genting Singapore plc		213,800	115,362
Global Logistic Properties Ltd.		105,579	159,441
Golden Agri-Resources Ltd.		176,320	42,116
Hutchison Port Holdings Trust, Class U		119,400	63,093
Hutchison Port Holdings Trust, Class U		58,100	30,212
Jardine Cycle & Carriage Ltd.		4,110	100,478
Keppel Corp. Ltd.		52,100	238,002
Oversea-Chinese Banking Corp. Ltd.		104,626	646,843
SembCorp Industries Ltd.		33,040	70,821
Sembcorp Marine Ltd.		29,400	36,175
Singapore Airlines Ltd.		18,700	147,346
Singapore Exchange Ltd.		27,800	150,354
Singapore Press Holdings Ltd.		56,700	157,160
Singapore Technologies Engineering Ltd.		50,800	107,386
Singapore Telecommunications Ltd.		273,759	705,823
StarHub Ltd.		21,030	54,728
Suntec Real Estate Investment Trust REIT		75,700	82,443
United Overseas Bank Ltd.		44,417	612,369
UOL Group Ltd.		15,300	67,055
Wilmar International Ltd.		67,000	138,243

			5,197,653

South Africa—0.1%
Investec plc		19,580	138,059
Mondi plc		12,964	254,104

			392,163

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Spain—3.1%
Abertis Infraestructuras SA		18,500	$289,329
ACS Actividades de Construccion y Servicios SA		6,561	191,958
Aena SA	*^	2,411	276,082
Amadeus IT Holding SA, Class A		15,416	679,455
Banco Bilbao Vizcaya Argentaria SA		222,476	1,625,585
Banco de Sabadell SA		175,358	310,785
Banco Popular Espanol SA		61,420	202,372
Banco Santander SA		503,823	2,478,492
Bankia SA		156,752	182,415
Bankinter SA		22,604	160,292
CaixaBank SA	†	88,706	308,751
Distribuidora Internacional de Alimentacion SA	*	23,462	138,381
Enagas SA		7,053	198,951
Endesa SA	†	10,687	214,698
Ferrovial SA		15,607	352,925
Gas Natural SDG SA	†	12,528	255,474
Grifols SA		5,028	232,403
Iberdrola SA		188,220	1,334,287
Industria de Diseno Textil SA		38,116	1,309,442
Mapfre SA		35,523	88,920
Red Electrica Corp. SA		3,759	313,988
Repsol SA	†	38,014	418,506
Telefonica SA		157,268	1,744,720
Zardoya Otis SA	†	6,164	72,091

			13,380,302

Sweden—2.8%
Alfa Laval AB		9,857	179,950
Assa Abloy AB, Class B		34,424	720,587
Atlas Copco AB, Class A		23,105	566,646
Atlas Copco AB, Class B		13,544	311,382
Boliden AB		9,398	157,456
Electrolux AB, Series B		8,094	195,287
Getinge AB, Class B		7,226	189,287
Hennes & Mauritz AB, Class B		33,199	1,180,898
Hexagon AB, Class B		8,745	323,502
Husqvarna AB, Class B		13,046	86,096
ICA Gruppen AB		2,448	88,902
Industrivarden AB, Class C		5,160	88,277
Investment AB Kinnevik, Class B		8,419	259,316
Investor AB, Class B		15,673	575,986
Lundin Petroleum AB	*	6,884	99,332
Nordea Bank AB		106,225	1,165,475
Sandvik AB		36,048	314,231
Securitas AB, Class B		11,106	169,821
Skandinaviska Enskilda Banken AB, Class A		52,321	550,234
Skanska AB, Class B		13,470	261,232
SKF AB, Class B		14,168	228,831
Svenska Cellulosa AB SCA, Class B		20,725	600,613
Svenska Handelsbanken AB, Class A		51,459	683,452
Swedbank AB, Class A		31,120	685,374
Swedish Match AB		6,995	247,185
Tele2 AB, Class B		10,010	99,825

		Shares	Value
Telefonaktiebolaget LM Ericsson, Class B		106,511	$1,026,905
TeliaSonera AB		91,748	455,610
Volvo AB, Class B		53,132	492,670

			12,004,362

Switzerland—9.6%
ABB Ltd. (Registered)	*	76,828	1,371,197
Actelion Ltd. (Registered)	*	3,623	503,393
Adecco SA (Registered)	*	5,656	387,112
Aryzta AG	*	3,112	157,432
Baloise Holding AG (Registered)		1,795	227,495
Barry Callebaut AG (Registered)	*	67	72,777
Chocoladefabriken Lindt & Spruengli AG (Participation Certificates)		35	218,565
Chocoladefabriken Lindt & Spruengli AG (Registered)		4	298,322
Cie Financiere Richemont SA (Registered)		18,242	1,305,634
Coca-Cola HBC AG	*	6,751	143,767
Credit Suisse Group AG (Registered)	*	62,750	1,351,758
Dufry AG (Registered)	*	1,356	161,340
EMS-Chemie Holding AG (Registered)		301	132,469
Galenica AG (Registered)		128	200,262
Geberit AG (Registered)		1,336	452,507
Givaudan SA (Registered)	*	325	589,863
Glencore plc	*	421,322	558,306
Julius Baer Group Ltd.	*	7,560	365,731
Kuehne + Nagel International AG (Registered)		1,930	264,408
LafargeHolcim Ltd. (Registered)	*	14,895	745,864
Lonza Group AG (Registered)	*	1,869	303,965
Nestle SA (Registered)		110,901	8,232,764
Novartis AG (Registered)		79,160	6,809,286
Pargesa Holding SA (Bearer)		1,053	66,524
Partners Group Holding AG		537	193,124
Roche Holding AG (Genusschein)		24,441	6,772,807
Schindler Holding AG (Participation Certificates)		1,580	264,332
Schindler Holding AG (Registered)		753	126,985
SGS SA (Registered)		185	351,593
Sika AG (Bearer)		73	263,807
Sonova Holding AG (Registered)		1,925	244,578
STMicroelectronics NV		21,997	147,264
Sulzer AG (Registered)		767	72,093
Swatch Group AG (The) (Bearer)	†	1,093	379,561
Swatch Group AG (The) (Registered)		1,759	118,786
Swiss Life Holding AG (Registered)	*	1,132	304,904
Swiss Prime Site AG (Registered)	*	2,221	173,453
Swiss Re AG		12,311	1,202,370
Swisscom AG (Registered)		915	457,870
Syngenta AG (Registered)		3,249	1,271,669
Transocean Ltd.	†	12,453	155,669

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Overseas Equity Index Fund		Shares	Value
COMMON STOCKS—(Continued)
UBS Group AG (Registered)		127,435	$2,472,172
Wolseley plc		9,150	496,963
Zurich Insurance Group AG	*	5,255	1,350,009

			41,740,750

United Kingdom—17.8%
3i Group plc		34,600	245,100
Aberdeen Asset Management plc		31,358	133,623
Admiral Group plc		7,030	171,782
Aggreko plc		9,723	130,888
Amec Foster Wheeler plc		13,417	84,697
Anglo American plc		47,329	207,642
ARM Holdings plc		48,198	734,635
Ashtead Group plc		16,866	277,578
Associated British Foods plc		12,252	602,886
AstraZeneca plc (London Exchange)		44,029	2,974,042
Auto Trader Group plc	*^	24,636	160,623
Aviva plc		141,551	1,074,439
Babcock International Group plc		8,884	132,950
BAE Systems plc		108,567	799,326
Barclays plc		585,296	1,883,933
Barratt Developments plc		33,878	312,176
BG Group plc		119,236	1,728,426
BP plc		637,000	3,310,288
British American Tobacco plc		64,916	3,605,047
British Land Co. plc (The) REIT		34,447	398,582
BT Group plc		291,940	2,027,108
Bunzl plc		11,631	322,694
Burberry Group plc		15,737	276,877
Capita plc		23,502	418,160
Centrica plc		174,030	558,806
CNH Industrial NV		34,026	233,042
Cobham plc		40,235	168,017
Compass Group plc		57,683	999,544
Croda International plc		4,456	199,651
Diageo plc		87,684	2,394,454
Direct Line Insurance Group plc		48,555	291,044
Dixons Carphone plc		33,098	243,571
easyJet plc		5,494	140,905
Fiat Chrysler Automobiles NV	*	31,771	441,231
G4S plc		50,896	169,066
GKN plc		60,773	275,780
GlaxoSmithKline plc		169,486	3,422,912
Hammerson plc REIT		27,877	246,443
Hargreaves Lansdown plc		8,745	194,144
HSBC Holdings plc (London Exchange)		680,721	5,373,758
ICAP plc		19,748	148,230
IMI plc		9,705	123,149
Imperial Tobacco Group plc		33,399	1,764,057
Inmarsat plc		16,060	269,237
InterContinental Hotels Group plc		8,203	319,741
International Consolidated Airlines Group SA		27,301	244,704
Intertek Group plc		5,785	236,645

		Shares	Value
Intu Properties plc REIT		32,811	$153,290
ITV plc		134,878	549,136
J. Sainsbury plc		45,049	171,556
Johnson Matthey plc		7,239	283,174
Kingfisher plc		78,406	379,758
Land Securities Group plc REIT		27,890	483,474
Legal & General Group plc		204,049	805,158
Lloyds Banking Group plc		1,991,060	2,142,371
London Stock Exchange Group plc		11,075	448,073
Marks & Spencer Group plc		58,210	387,574
Meggitt plc		26,332	145,386
Melrose Industries plc		35,477	151,964
Merlin Entertainments plc	^	24,519	164,401
National Grid plc		130,617	1,801,416
Next plc		4,999	536,747
Old Mutual plc		174,049	457,864
Pearson plc		27,731	299,785
Persimmon plc	*	10,467	312,266
Petrofac Ltd.		10,026	117,602
Provident Financial plc		5,255	260,557
Prudential plc		89,674	2,020,309
Reckitt Benckiser Group plc		22,315	2,064,725
RELX NV		35,008	589,615
RELX plc		39,232	691,892
Rexam plc		25,310	225,753
Rio Tinto Ltd.		14,973	484,220
Rio Tinto plc		43,822	1,275,889
Rolls-Royce Holdings plc	*	63,314	536,296
Royal Bank of Scotland Group plc	*	122,293	543,600
Royal Mail plc		32,164	210,670
RSA Insurance Group plc		36,242	227,467
SABMiller plc		33,851	2,025,103
Sage Group plc (The)		37,458	332,817
Schroders plc		4,170	182,642
Segro plc REIT		25,734	162,857
Severn Trent plc		8,454	270,246
Sky plc		35,538	582,566
Smith & Nephew plc		31,530	561,930
Smiths Group plc		12,908	178,504
Sports Direct International plc	*	8,881	75,472
SSE plc		34,109	765,875
St James’s Place plc		17,583	260,609
Standard Chartered plc (London Exchange)		114,667	951,410
Standard Life plc		69,705	399,167
Tate & Lyle plc		16,575	145,998
Taylor Wimpey plc		111,016	331,867
Tesco plc	*	279,648	614,464
Travis Perkins plc		8,827	256,075
Unilever NV CVA		56,780	2,473,238
Unilever plc		44,775	1,920,496
United Utilities Group plc		23,660	325,782
Vodafone Group plc		924,864	2,999,118
Weir Group plc (The)		7,673	112,707
Whitbread plc		6,450	418,067
William Hill plc		30,484	177,908
Wm Morrison Supermarkets plc		76,511	166,708
WPP plc		45,332	1,042,717

			77,127,964

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Overseas Equity Index Fund			Shares	Value
COMMON STOCKS—(Continued)
United States—0.1%
Carnival plc			6,230	$354,899

TOTAL COMMON STOCKS
(Cost $424,535,565)				424,122,687

PREFERRED STOCKS—0.5%
Germany—0.5%
Bayerische Motoren Werke AG			1,934	161,809
FUCHS PETROLUB SE			2,180	102,648
Henkel AG & Co. KGaA			6,123	683,339
Porsche Automobil Holding SE			5,417	291,529
Volkswagen AG			6,499	938,322

TOTAL PREFERRED STOCKS
(Cost $2,260,766)				2,177,647

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.455%	06/23/2016	‡‡	$100,000	99,782
0.400%	06/16/2016	‡‡	100,000	99,792
0.220%	03/17/2016	‡‡	105,000	104,980

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $304,547)				304,554

			Shares	Value
RIGHTS—0.0%
Italy—0.0%
Unione di Banche Italiane SpA, Expires 01/12/2016, Strike EUR 7.29		*‡d	29,001	—

Singapore—0.0%
Ascendas Real Estate Investment Trust, Expires 01/13/2016, Strike SGD 1.00		*‡	2,939	113

Spain—0.0%
Repsol SA, Expires 01/07/2016		*†	35,718	17,817

TOTAL RIGHTS
(Cost $17,962)				17,930

MONEY MARKET FUNDS—3.9%
Institutional Money Market Funds—3.9%
Dreyfus Institutional Cash Advantage Fund, 0.26%		††¥	1,675,000	1,675,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32%			¥6,795,162	6,795,162

		Shares	Value
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32%	††¥	$1,739,842	$1,739,842
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.32%	††¥	1,675,000	1,675,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.29%	††¥	1,675,000	1,675,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.32%	††¥	1,675,000	1,675,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.31%	††¥	1,675,000	1,675,000

TOTAL MONEY MARKET FUNDS
(Cost $16,910,004)			16,910,004

TOTAL INVESTMENTS—102.2%
(Cost $444,028,844)			443,532,822
Other assets less liabilities—(2.2%)			(9,370,322)

NET ASSETS—100.0%			$434,162,500

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
CDI	Chess Depository Interest
CVA	Dutch Certificate of Shares
FDR	Fiduciary Depository Receipt
REIT	Real Estate Investment Trust
RSP	Risparmio (Italian Savings Shares)
SDR	Swedish Depository Receipt
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $902,533, which represents 0.2% of Net Assets. The illiquid 144A securities represented 0.2% of Net Assets, and 100.0% of total 144A securities held.
d	Security has no market value at December 31, 2015.
‡	Security valued at fair value as determined by policies approved by the Board of Directors. (Total Market Value $215)
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2015

Vantagepoint Overseas Equity Index Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Banks	12.4%
Pharmaceuticals	9.6%
Insurance	5.8%
Oil, Gas & Consumable Fuels	4.3%
Automobiles	3.8%
Chemicals	3.4%
Diversified Telecommunication Services	3.3%
Food Products	3.2%
Beverages	2.7%
Machinery	2.2%
Capital Markets	2.0%
Real Estate Management & Development	1.9%
Metals & Mining	1.9%
Wireless Telecommunication Services	1.8%
Electric Utilities	1.8%
Personal Products	1.7%
Media	1.7%
Real Estate Investment Trusts (REITs)	1.7%
Tobacco	1.6%
Food & Staples Retailing	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Industrial Conglomerates	1.3%
Auto Components	1.3%
Electrical Equipment	1.3%
Electronic Equipment, Instruments & Components	1.3%
Road & Rail	1.2%
Hotels, Restaurants & Leisure	1.2%
Diversified Financial Services	1.2%
Multi-Utilities	1.2%
Trading Companies & Distributors	1.1%
Software	1.1%
Specialty Retail	1.1%
Aerospace & Defense	1.0%
Household Durables	1.0%
Health Care Equipment & Supplies	0.9%
Semiconductors & Semiconductor Equipment	0.8%
Construction & Engineering	0.8%
Household Products	0.8%
Building Products	0.7%
Professional Services	0.6%
Technology Hardware, Storage & Peripherals	0.6%
Construction Materials	0.6%
Commercial Services & Supplies	0.6%
Health Care Providers & Services	0.6%
IT Services	0.6%
Transportation Infrastructure	0.6%
Communications Equipment	0.5%
Gas Utilities	0.5%
Biotechnology	0.5%
Multiline Retail	0.4%
Air Freight & Logistics	0.4%
Airlines	0.2%
Marine	0.2%
Paper & Forest Products	0.2%
Leisure Products	0.2%
Energy Equipment & Services	0.2%
Containers & Packaging	0.2%
Internet Software & Services	0.2%

Water Utilities	0.1%
Life Sciences Tools & Services	0.1%
Consumer Finance	0.1%
Internet & Catalog Retail	0.1%
Independent Power and Renewable Electricity Producers	0.1%
Health Care Technology	0.0%
Distributors	0.0%
Diversified Consumer Services	0.0%

97.7%

PREFERRED STOCKS
Automobiles	0.3%
Household Products	0.2%
Chemicals	0.0%

0.5%

RIGHTS
Oil, Gas & Consumable Fuels	0.0%
Real Estate Investment Trusts (REITs)	0.0%

0.0%

TOTAL COMMON STOCKS/ PREFERRED STOCKS	98.2%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bills	0.1%

MONEY MARKET FUNDS
Institutional Money Market Funds	3.9%

TOTAL INVESTMENTS	102.2%
Other assets less liabilities	(2.2)%

TOTAL NET ASSETS	100.0%

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2015

Vatagepoint Model Portfolio Conservative Growth Fund		Shares	Value
AFFILIATED MUTUAL FUNDS—99.2%
Vantagepoint Aggressive Opportunities Fund Class T		857,627	$8,576,272
Vantagepoint Core Bond Index Fund Class T		9,950,959	100,106,646
Vantagepoint Discovery Fund Class T		943,453	8,481,640
Vantagepoint Diversifying Strategies Fund Class T		4,401,812	42,697,574
Vantagepoint Equity Income Fund Class T		5,419,713	44,550,039
Vantagepoint Growth & Income Fund Class T		3,866,302	44,153,171
Vantagepoint Growth Fund Class T		2,481,396	29,429,358
Vantagepoint High Yield Fund Class T		6,897,810	58,631,386
Vantagepoint Inflation Focused Fund Class T		4,472,148	46,018,401
Vantagepoint International Fund Class T		3,893,500	38,701,386
Vantagepoint Low Duration Bond Fund Class T		16,948,013	168,971,687
Vantagepoint Select Value Fund Class T		1,604,117	15,415,562

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $621,789,470)			605,733,122

EXCHANGE TRADED FUND—0.9%
Vanguard FTSE Emerging Markets ETF (Cost $6,412,305)		156,150	5,107,666

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32% (Cost $184,036)	¥	184,036	184,036

TOTAL INVESTMENTS—100.1%
(Cost $628,385,811)			611,024,824
Other assets less liabilities—(0.1%)			(328,304)

NET ASSETS—100.0%			$610,696,520

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2015

Vatagepoint Model Portfolio Traditional Growth Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—98.5%
Vantagepoint Aggressive Opportunities Fund Class T	4,989,082	$49,890,816
Vantagepoint Core Bond Index Fund Class T	26,237,099	263,945,217
Vantagepoint Discovery Fund Class T	3,770,959	33,900,922
Vantagepoint Diversifying Strategies Fund Class T	16,827,578	163,227,510
Vantagepoint Equity Income Fund Class T	21,846,530	179,578,476
Vantagepoint Growth & Income Fund Class T	18,944,501	216,346,199
Vantagepoint Growth Fund Class T	13,004,233	154,230,202
Vantagepoint High Yield Fund Class T	9,210,407	78,288,457
Vantagepoint Inflation Focused Fund Class T	5,426,235	55,835,956
Vantagepoint International Fund Class T	18,144,014	180,351,496
Vantagepoint Low Duration Bond Fund Class T	15,972,501	159,245,830
Vantagepoint Select Value Fund Class T	7,546,914	72,525,841

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $1,579,556,326)		1,607,366,922

EXCHANGE TRADED FUND—1.5%
Vanguard FTSE Emerging Markets ETF (Cost $30,864,352)	751,100	24,568,481

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32% (Cost $253,121) ¥	253,121	253,121

TOTAL INVESTMENTS—100.0%
(Cost $1,610,673,799)		1,632,188,524
Other assets less liabilities—(0.0%)		(421,324)

NET ASSETS—100.0%		$1,631,767,200

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2015

Vatagepoint Model Portfolio Long-Term Growth Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—98.0%
Vantagepoint Aggressive Opportunities Fund Class T	10,642,170	$106,421,698
Vantagepoint Core Bond Index Fund Class T	25,521,675	256,748,050
Vantagepoint Discovery Fund Class T	6,311,706	56,742,240
Vantagepoint Diversifying Strategies Fund Class T	24,064,727	233,427,852
Vantagepoint Equity Income Fund Class T	38,028,222	312,591,984
Vantagepoint Growth & Income Fund Class T	28,963,244	330,760,243
Vantagepoint Growth Fund Class T	19,827,099	235,149,397
Vantagepoint High Yield Fund Class T	7,404,273	62,936,319
Vantagepoint International Fund Class T	34,572,947	343,655,093
Vantagepoint Select Value Fund Class T	14,983,026	143,986,877

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $2,061,700,332)		2,082,419,753

EXCHANGE TRADED FUND—2.0%
Vanguard FTSE Emerging Markets ETF (Cost $52,505,643)	1,268,350	41,487,728

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32% (Cost $483,391) ¥	483,391	483,391

TOTAL INVESTMENTS—100.0%
(Cost $2,114,689,366)		2,124,390,872
Other assets less liabilities—(0.0%)		(353,674)

NET ASSETS—100.0%		$2,124,037,198

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2015

Vatagepoint Model Portfolio Global Equity Growth Fund (Formerly Vantagepoint Model Portfolio All-Equity Growth Fund)		Shares	Value
AFFILIATED MUTUAL FUNDS—98.1%
Vantagepoint Aggressive Opportunities Fund Class T		6,905,220	$69,052,204
Vantagepoint Discovery Fund Class T		3,437,164	30,900,107
Vantagepoint Equity Income Fund Class T		11,923,022	98,007,242
Vantagepoint Growth & Income Fund Class T		9,348,591	106,760,904
Vantagepoint Growth Fund Class T		9,033,453	107,136,750
Vantagepoint International Fund Class T		26,053,259	258,969,399
Vantagepoint Overseas Equity Index Fund Class T		11,996,704	133,283,376
Vantagepoint Select Value Fund Class T		7,117,407	68,398,285

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $858,734,392)			872,508,267

EXCHANGE TRADED FUND—1.9%
Vanguard FTSE Emerging Markets ETF (Cost $20,356,711)		505,850	16,546,354

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32% (Cost $170,569)	¥	170,569	170,569

TOTAL INVESTMENTS—100.0%
(Cost $879,261,672)			889,225,190
Other assets less liabilities—(0.0%)			(112,404)

NET ASSETS—100.0%			$889,112,786

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2015

Vatagepoint Milestone Retirement Income Fund		Shares	Value
AFFILIATED MUTUAL FUNDS—98.9%
Vantagepoint Aggressive Opportunities Fund Class T		107,843	$1,078,433
Vantagepoint Core Bond Index Fund Class T		6,374,938	64,131,875
Vantagepoint Discovery Fund Class T		119,522	1,074,504
Vantagepoint Diversifying Strategies Fund Class T		2,071,818	20,096,635
Vantagepoint Equity Income Fund Class T		2,758,345	22,673,596
Vantagepoint Growth & Income Fund Class T		2,252,780	25,726,745
Vantagepoint Growth Fund Class T		713,168	8,458,168
Vantagepoint High Yield Fund Class T		2,052,117	17,442,996
Vantagepoint Inflation Focused Fund Class T		3,173,648	32,656,838
Vantagepoint International Fund Class T		2,106,459	20,938,207
Vantagepoint Low Duration Bond Fund Class T		8,201,280	81,766,759
Vantagepoint Mid/Small Company Index Fund Class T		525,034	8,920,324
Vantagepoint Select Value Fund Class T		112,394	1,080,106

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $324,888,695)			306,045,186

EXCHANGE TRADED FUND—1.1%
Vanguard FTSE Emerging Markets ETF (Cost $4,469,422)		108,500	3,549,035

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32% (Cost $58,037)	¥	58,037	58,037

TOTAL INVESTMENTS—100.0%
(Cost $329,416,154)			309,652,258
Other assets less liabilities—(0.0%)			(75,699)

NET ASSETS—100.0%			$309,576,559

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2015

Vatagepoint Milestone 2010 Fund		Shares	Value
AFFILIATED MUTUAL FUNDS—98.9%
Vantagepoint Aggressive Opportunities Fund Class T		47,514	$475,141
Vantagepoint Core Bond Index Fund Class T		5,759,155	57,937,100
Vantagepoint Discovery Fund Class T		52,125	468,606
Vantagepoint Diversifying Strategies Fund Class T		2,331,568	22,616,212
Vantagepoint Equity Income Fund Class T		2,687,009	22,087,212
Vantagepoint Growth & Income Fund Class T		1,863,852	21,285,195
Vantagepoint Growth Fund Class T		1,042,324	12,361,962
Vantagepoint High Yield Fund Class T		1,899,505	16,145,792
Vantagepoint Inflation Focused Fund Class T		2,678,301	27,559,715
Vantagepoint International Fund Class T		1,985,251	19,733,398
Vantagepoint Low Duration Bond Fund Class T		5,093,386	50,781,054
Vantagepoint Mid/Small Company Index Fund Class T		531,829	9,035,772
Vantagepoint Select Value Fund Class T		48,647	467,502

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $273,991,044)			260,954,661

EXCHANGE TRADED FUND—1.1%
Vanguard FTSE Emerging Markets ETF (Cost $3,827,022)		93,200	3,048,572

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32% (Cost $58,601)	¥	58,601	58,601

TOTAL INVESTMENTS—100.0%
(Cost $277,876,667)			264,061,834
Other assets less liabilities—(0.0%)			(118,129)

NET ASSETS—100.0%			$263,943,705

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2015

Vatagepoint Milestone 2015 Fund		Shares	Value
AFFILIATED MUTUAL FUNDS—98.4%
Vantagepoint Aggressive Opportunities Fund Class T		258,511	$2,585,110
Vantagepoint Core Bond Index Fund Class T		10,517,086	105,801,882
Vantagepoint Discovery Fund Class T		284,664	2,559,133
Vantagepoint Diversifying Strategies Fund Class T		5,965,295	57,863,365
Vantagepoint Equity Income Fund Class T		6,278,861	51,612,239
Vantagepoint Growth & Income Fund Class T		4,421,600	50,494,674
Vantagepoint Growth Fund Class T		2,812,738	33,359,067
Vantagepoint High Yield Fund Class T		3,050,035	25,925,296
Vantagepoint Inflation Focused Fund Class T		3,803,796	39,141,064
Vantagepoint International Fund Class T		4,966,647	49,368,472
Vantagepoint Low Duration Bond Fund Class T		9,188,920	91,613,536
Vantagepoint Mid/Small Company Index Fund Class T		1,038,872	17,650,434
Vantagepoint Select Value Fund Class T		266,284	2,558,986

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $550,243,195)			530,533,258

EXCHANGE TRADED FUND—1.6%
Vanguard FTSE Emerging Markets ETF (Cost $10,746,363)		260,950	8,535,674

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32% (Cost $133,545)	¥	133,545	133,545

TOTAL INVESTMENTS—100.0%
(Cost $561,123,103)			539,202,477
Other assets less liabilities—(0.0%)			(105,105)

NET ASSETS—100.0%			$539,097,372

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2015

Vatagepoint Milestone 2020 Fund		Shares	Value
AFFILIATED MUTUAL FUNDS—98.1%
Vantagepoint Aggressive Opportunities Fund Class T		440,943	$4,409,425
Vantagepoint Core Bond Index Fund Class T		14,489,892	145,768,312
Vantagepoint Discovery Fund Class T		488,374	4,390,483
Vantagepoint Diversifying Strategies Fund Class T		9,579,733	92,923,411
Vantagepoint Equity Income Fund Class T		10,883,592	89,463,124
Vantagepoint Growth & Income Fund Class T		7,305,981	83,434,307
Vantagepoint Growth Fund Class T		4,632,409	54,940,365
Vantagepoint High Yield Fund Class T		3,985,434	33,876,188
Vantagepoint Inflation Focused Fund Class T		3,467,146	35,676,934
Vantagepoint International Fund Class T		8,492,238	84,412,843
Vantagepoint Low Duration Bond Fund Class T		9,666,151	96,371,524
Vantagepoint Mid/Small Company Index Fund Class T		1,796,679	30,525,573
Vantagepoint Select Value Fund Class T		457,568	4,397,226

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $789,644,795)			760,589,715

EXCHANGE TRADED FUND—1.9%
Vanguard FTSE Emerging Markets ETF (Cost $18,281,488)		448,700	14,676,977

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32% (Cost $215,732)	¥	215,732	215,732

TOTAL INVESTMENTS—100.0%
(Cost $808,142,015)			775,482,424
Other assets less liabilities—(0.0%)			(46,371)

NET ASSETS—100.0%			$775,436,053

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2015

Vatagepoint Milestone 2025 Fund		Shares	Value
AFFILIATED MUTUAL FUNDS—97.7%
Vantagepoint Aggressive Opportunities Fund Class T		452,472	$4,524,718
Vantagepoint Core Bond Index Fund Class T		11,443,403	115,120,638
Vantagepoint Discovery Fund Class T		501,113	4,505,010
Vantagepoint Diversifying Strategies Fund Class T		9,184,842	89,092,964
Vantagepoint Equity Income Fund Class T		11,577,800	95,169,513
Vantagepoint Growth & Income Fund Class T		7,189,044	82,098,881
Vantagepoint Growth Fund Class T		4,805,461	56,992,765
Vantagepoint High Yield Fund Class T		3,382,814	28,753,915
Vantagepoint Inflation Focused Fund Class T		1,521,431	15,655,530
Vantagepoint International Fund Class T		8,499,701	84,487,027
Vantagepoint Low Duration Bond Fund Class T		5,560,152	55,434,719
Vantagepoint Mid/Small Company Index Fund Class T		1,953,508	33,190,105
Vantagepoint Select Value Fund Class T		469,745	4,514,246

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $694,810,218)			669,540,031

EXCHANGE TRADED FUND—2.3%
Vanguard FTSE Emerging Markets ETF (Cost $19,548,020)		485,050	15,865,986

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32% (Cost $234,129)	¥	234,129	234,129

TOTAL INVESTMENTS—100.0%
(Cost $714,592,367)			685,640,146
Other assets less liabilities—0.0%			78,737

NET ASSETS—100.0%			$685,718,883

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2015

Vatagepoint Milestone 2030 Fund		Shares	Value
AFFILIATED MUTUAL FUNDS—97.2%
Vantagepoint Aggressive Opportunities Fund Class T		432,655	$4,326,555
Vantagepoint Core Bond Index Fund Class T		7,893,618	79,409,800
Vantagepoint Discovery Fund Class T		480,895	4,323,247
Vantagepoint Diversifying Strategies Fund Class T		7,751,392	75,188,506
Vantagepoint Equity Income Fund Class T		11,279,879	92,720,604
Vantagepoint Growth & Income Fund Class T		6,264,737	71,543,302
Vantagepoint Growth Fund Class T		4,892,373	58,023,545
Vantagepoint High Yield Fund Class T		2,448,164	20,809,398
Vantagepoint Inflation Focused Fund Class T		407,905	4,197,338
Vantagepoint International Fund Class T		8,743,649	86,911,871
Vantagepoint Low Duration Bond Fund Class T		2,612,841	26,050,028
Vantagepoint Mid/Small Company Index Fund Class T		1,992,256	33,848,433
Vantagepoint Select Value Fund Class T		451,331	4,337,287

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $586,324,309)			561,689,914

EXCHANGE TRADED FUND—2.7%
Vanguard FTSE Emerging Markets ETF (Cost $19,631,490)		487,250	15,937,947

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32% (Cost $438,420)	¥	438,420	438,420

TOTAL INVESTMENTS—100.0%
(Cost $606,394,219)			578,066,281
Other assets less liabilities—(0.0%)			(170,092)

NET ASSETS—100.0%			$577,896,189

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2015

Vatagepoint Milestone 2035 Fund		Shares	Value
AFFILIATED MUTUAL FUNDS—96.9%
Vantagepoint Aggressive Opportunities Fund Class T		347,708	$3,477,084
Vantagepoint Core Bond Index Fund Class T		4,118,339	41,430,486
Vantagepoint Discovery Fund Class T		386,163	3,471,607
Vantagepoint Diversifying Strategies Fund Class T		5,368,125	52,070,815
Vantagepoint Equity Income Fund Class T		9,038,301	74,294,837
Vantagepoint Growth & Income Fund Class T		4,685,191	53,504,879
Vantagepoint Growth Fund Class T		3,819,788	45,302,689
Vantagepoint High Yield Fund Class T		1,124,525	9,558,466
Vantagepoint Inflation Focused Fund Class T		94,104	968,333
Vantagepoint International Fund Class T		6,844,710	68,036,419
Vantagepoint Low Duration Bond Fund Class T		388,666	3,875,002
Vantagepoint Mid/Small Company Index Fund Class T		1,656,350	28,141,394
Vantagepoint Select Value Fund Class T		362,142	3,480,181

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $405,732,123)			387,612,192

EXCHANGE TRADED FUND—3.1%
Vanguard FTSE Emerging Markets ETF (Cost $15,114,314)		376,800	12,325,128

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32% (Cost $196,642)	¥	196,642	196,642

TOTAL INVESTMENTS—100.0%
(Cost $421,043,079)			400,133,962
Other assets less liabilities—0.0%			17,192

NET ASSETS—100.0%			$400,151,154

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2015

Vatagepoint Milestone 2040 Fund		Shares	Value
AFFILIATED MUTUAL FUNDS—96.6%
Vantagepoint Aggressive Opportunities Fund Class T		360,893	$3,608,934
Vantagepoint Core Bond Index Fund Class T		1,800,093	18,108,935
Vantagepoint Discovery Fund Class T		400,357	3,599,208
Vantagepoint Diversifying Strategies Fund Class T		5,114,860	49,614,143
Vantagepoint Equity Income Fund Class T		9,972,759	81,976,079
Vantagepoint Growth & Income Fund Class T		4,784,643	54,640,621
Vantagepoint Growth Fund Class T		3,871,340	45,914,094
Vantagepoint High Yield Fund Class T		621,523	5,282,945
Vantagepoint International Fund Class T		7,114,699	70,720,108
Vantagepoint Mid/Small Company Index Fund Class T		1,766,977	30,020,947
Vantagepoint Select Value Fund Class T		375,225	3,605,913

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $384,372,483)			367,091,927

EXCHANGE TRADED FUND—3.3%
Vanguard FTSE Emerging Markets ETF (Cost $15,232,387)		381,550	12,480,501

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32% (Cost $296,323)	¥	296,323	296,323

TOTAL INVESTMENTS—100.0%
(Cost $399,901,193)			379,868,751
Other assets less liabilities—0.0%			70,805

NET ASSETS—100.0%			$379,939,556

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2015

Vatagepoint Milestone 2045 Fund		Shares	Value
AFFILIATED MUTUAL FUNDS—96.3%
Vantagepoint Aggressive Opportunities Fund Class T		167,420	$1,674,198
Vantagepoint Discovery Fund Class T		185,982	1,671,976
Vantagepoint Diversifying Strategies Fund Class T		2,304,162	22,350,369
Vantagepoint Equity Income Fund Class T		4,890,102	40,196,638
Vantagepoint Growth & Income Fund Class T		1,974,622	22,550,185
Vantagepoint Growth Fund Class T		1,962,987	23,281,032
Vantagepoint High Yield Fund Class T		199,038	1,691,826
Vantagepoint International Fund Class T		3,235,607	32,161,935
Vantagepoint Mid/Small Company Index Fund Class T		831,835	14,132,870
Vantagepoint Select Value Fund Class T		174,270	1,674,731

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $176,791,311)			161,385,760

EXCHANGE TRADED FUND—3.6%
Vanguard FTSE Emerging Markets ETF (Cost $7,244,548)		183,250	5,994,107

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32% (Cost $164,100)	¥	164,100	164,100

TOTAL INVESTMENTS—100.0%
(Cost $184,199,959)			167,543,967
Other assets less liabilities—0.0%			22,085

NET ASSETS—100.0%			$167,566,052

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS

December 31, 2015

Vatagepoint Milestone 2050 Fund		Shares	Value
AFFILIATED MUTUAL FUNDS—96.4%
Vantagepoint Aggressive Opportunities Fund Class T		66,446	$664,459
Vantagepoint Discovery Fund Class T		73,966	664,959
Vantagepoint Diversifying Strategies Fund Class T		907,487	8,802,628
Vantagepoint Equity Income Fund Class T		1,933,168	15,890,645
Vantagepoint Growth & Income Fund Class T		779,981	8,907,380
Vantagepoint Growth Fund Class T		776,172	9,205,396
Vantagepoint High Yield Fund Class T		78,441	666,751
Vantagepoint International Fund Class T		1,282,291	12,745,968
Vantagepoint Mid/Small Company Index Fund Class T		330,499	5,615,186
Vantagepoint Select Value Fund Class T		69,135	664,390

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $72,476,590)			63,827,762

EXCHANGE TRADED FUND—3.6%
Vanguard FTSE Emerging Markets ETF (Cost $2,879,070)		73,250	2,396,008

MONEY MARKET FUND—0.2%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.32% (Cost $160,202)	¥	160,202	160,202

TOTAL INVESTMENTS—100.2%
(Cost $75,515,862)			66,383,972
Other assets less liabilities—(0.2%)			(115,785)

NET ASSETS—100.0%			$66,268,187

Notes to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements.

The Vantagepoint Funds are distributed by ICMA-RC Services, LLC, a wholly owned broker-dealer subsidiary of ICMA-RC and member FINRA/SIPC.

VANTAGEPOINT FUNDS
777 NORTH CAPITOL STREET, NE
WASHINGTON, DC 20002-4240
TOLL-FREE 800-669-7400
WWW.ICMARC.ORG

ANR000-001-27468-201602-214

Item 2	(Code of Ethics):

Sub-item 2a. The board of directors of the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, and to persons performing similar functions.

Sub-item 2c. Effective July 22, 2015, the registrant adopted amendments to its code of ethics including employee pre-approval for contributions to a Political Action Committee or political party; revisions to the reporting period requirements by employees under the registrant’s gift policy; and prohibition of employees receiving compensation in exchange for the purchase or sale of any property to or from the registrant. Other non-material clarifying language was also added to the existing requirements under the code of ethics. The code of ethics along with these amendments applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

Sub-item 2d. Not applicable.

Sub-item 2e. Not applicable.

Sub-item 2f. Not applicable.

Item 3 (Audit Committee Financial Expert): Two members of the audit committee of the registrant have been determined by its board of directors to be audit committee financial experts. The audit committee financial experts of the registrant are Dorothy Hayes and Timothy O’Brien, both of whom are independent under the applicable rules.

Item 4	(Principal Accountant Fees and Services):

Sub-item 4a (Audit Fees). The aggregate fees billed for professional services rendered by the registrant’s principal accountant, PricewaterhouseCoopers LLP, for audits of the registrant’s financial statements were $633,723 and $567,054 in 2015 and 2014, respectively.

Sub-item 4b (Audit Related Fees). Not applicable.

Sub-item 4c (Tax Fees). The aggregate fees billed for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice and tax planning were $236,898 and $123,588 in 2015 and 2014, respectively. These services covered preparation of the registrant’s income tax and excise tax returns, and also included related consulting and tax provision work.

Sub-item 4d (All Other Fees). Not applicable.

Sub-item 4e (1). The registrant’s audit committee pre-approves all audit and non-audit services to be performed by the registrant’s accountant before they are engaged to perform such services.

Sub-item 4e (2). The registrant’s audit committee approved 100% of the services described in Sub-item 4c.

Sub-item 4f. Not applicable.

Sub-item 4g. Not applicable.

Sub-item 4h. Not applicable.

Item 5	(Audit Committee of Listed Registrants): Not applicable to this registrant.

Item 6	(Investments):

Sub-item 6a. Not applicable; included under Item 1 above.

Sub-item 6b. Not applicable; the registrant did not divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7	(Disclosure of Proxy Voting Policies & Procedures for Closed-end Management Investment Companies): Not applicable to this registrant.

Item 8	(Portfolio Managers of Closed-End Management Investment Companies): Not applicable to this registrant.

Item 9	(Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers): Not applicable to this registrant.

Item 10	(Submission of Matters to a Vote of Security Holders): Not applicable.

Item 11	(Controls and Procedures):

Sub-item 11a. The principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

Sub-item 11b. There was no change in the registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 12 (Exhibits):

Sub-item 12a(1). The code of ethics exhibit is attached.

Sub-item 12a(2). The certification exhibits are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Robert Schultze
Robert Schultze, Principal Executive Officer

Date:	March 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Robert Schultze
Robert Schultze, Principal Executive Officer

Date:	March 3, 2016

By:	/s/ Michael Guarasci
Michael Guarasci, Principal Financial Officer

Date:	March 2, 2016